UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—October 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2022
Vanguard Municipal Money Market Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended October 31, 2022
Municipal Money Market Fund	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,006.10	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.77
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of October 31, 2022
New York	18.1%
Texas	12.9
Multiple States	8.5
Illinois	5.0
Ohio	4.3
Pennsylvania	3.6
Connecticut	3.6
Florida	3.3
Colorado	3.1
Tennessee	3.0
Georgia	2.9
Missouri	2.9
Michigan	2.3
North Carolina	2.1
District of Columbia	1.8
Washington	1.8
Wisconsin	1.6
Nevada	1.5
Massachusetts	1.4
Alaska	1.3
Virginia	1.3
Nebraska	1.3
Utah	1.2
West Virginia	1.1
Maryland	1.0
Oregon	1.0
Other	8.1
3

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.2%)
Alabama (0.3%)
[1,2]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	10,000	10,000
[1,2]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	1,965	1,965
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	0.490%	11/7/22	3,165	3,165
[1,2]	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	3,815	3,815
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	11/1/22	9,455	9,455
[1,2]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	2.250%	11/7/22	15,770	15,770
[1,2]	UAB Medicine Finance Authority AL Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	12,485	12,485
					56,655
Alaska (1.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	56,430	56,430
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	31,705	31,705
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	57,815	57,815
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	30,110	30,110
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	33,245	33,245
					209,305
Arizona (0.6%)
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	2,600	2,600
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	21,270	21,270
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,730	5,730
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	11,045	11,045
[1,2]	Mesa AZ Utility System Water Revenue TOB VRDO	2.290%	11/7/22	24,750	24,750
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Port, Airport & Marina Revenue TOB VRDO	0.470%	11/7/22	9,415	9,415
[1,2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	5,140	5,140
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	5,650	5,650
[1,2]	Tempe AZ Union High School District No. 213 GO VRDO	0.490%	11/7/22	6,840	6,840
					92,440
California (0.8%)
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	2.270%	11/7/22	3,000	3,000
[1,2]	California GO TOB VRDO	2.270%	11/7/22	13,395	13,395
[1,2]	California GO TOB VRDO	2.270%	11/7/22	6,000	6,000
[1,2]	California GO TOB VRDO	2.270%	11/7/22	6,760	6,760
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	2.270%	11/7/22	23,650	23,650
[1,2]	Long Beach Unified School District GO TOB VRDO	2.270%	11/7/22	10,000	10,000
[1,2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	4,325	4,325
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.500%	11/7/22	3,215	3,215
[1,2]	Marin Healthcare District GO TOB VRDO	2.270%	11/7/22	2,505	2,505
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.510%	11/3/22	20,000	20,000
[1,2]	Palmdale California Elementary School Valorem Property Tax District GO TOB VRDO	0.470%	11/7/22	7,125	7,125
[1,2]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	2.270%	11/7/22	8,455	8,455
[1,2]	San Mateo Union High School District GO TOB VRDO	2.270%	11/7/22	1,358	1,358
[1,2]	University of California College & University Revenue TOB VRDO	2.270%	11/7/22	10,000	10,000
	University of California College & University Revenue VRDO	1.200%	11/1/22	12,500	12,500
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	2.270%	11/7/22	8,300	8,300
					140,588
Colorado (3.0%)
[1,2]	Adams County CO COP TOB VRDO	0.490%	11/7/22	6,825	6,825
[1,2]	Adams County CO School District GO TOB VRDO	0.470%	11/7/22	5,785	5,785
[1,2]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	7,175	7,175
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	12,690	12,690
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	55,490	55,490
[2]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	19,515	19,515
[1,2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,600	4,600
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.410%	11/7/22	1,945	1,945
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	2.190%	11/7/22	19,650	19,650
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	13,470	13,470
[2]	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	0.490%	11/7/22	7,800	7,800
[1,2]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	0.490%	11/7/22	9,810	9,810
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.190%	11/7/22	4,880	4,880
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.230%	11/7/22	41,555	41,555
[1,2]	Denver City & County CO Dedicated Excise Tax Hotel Occupancy Tax Revenue TOB VRDO	2.300%	11/7/22	4,205	4,205
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	11/7/22	4,380	4,380
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	11/7/22	3,675	3,675
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	11/7/22	5,815	5,815
[1,2]	Denver CO City & County COP TOB VRDO	0.530%	11/7/22	3,615	3,615
	Denver CO City & County COP VRDO	1.640%	11/1/22	1,150	1,150
[2]	Holland Creek Metropolitan District Water Revenue VRDO	2.230%	11/7/22	5,610	5,610
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/22	10,000	10,028
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	11/7/22	45,915	45,915
[1,2]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	11/7/22	144,470	144,470
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	5,860	5,860
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	39,450	39,450
					490,363
Connecticut (3.4%)
[1,2]	Connecticut GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2]	Connecticut GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2,3]	Connecticut GO TOB VRDO	2.270%	11/7/22	4,005	4,005
[1,2]	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	8,000	8,000
	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	7,550	7,550
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	16,370	16,370
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	41,790	41,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	12,915	12,915
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	11,825	11,825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	15,900	15,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	6,500	6,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	30,000	30,000
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	18,680	18,680
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	46,500	46,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	1,330	1,330
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	38,350	38,350
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	4,295	4,295
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	5,000	5,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	20,615	20,615
[1,2,4]	Connecticut Special Tax Revenue TOB, SIFMA Municipal Swap Index Yield + 0.180%	0.620%	4/3/23	8,000	8,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	13,040	13,129
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.160%	11/7/22	1,200	1,200
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	101,025	101,025
	Connecticut State Health & Educational Facilities Authority Miscellaneous Revenue VRDO	2.120%	11/7/22	23,570	23,570
					556,549
District of Columbia (1.7%)
[2]	District of Columbia College & University Revenue VRDO	0.420%	11/7/22	4,495	4,495
[2]	District of Columbia College & University Revenue VRDO	2.230%	11/7/22	25,905	25,905
[1,2]	District of Columbia GO TOB VRDO	0.400%	11/1/22	8,275	8,275
[1,2]	District of Columbia GO TOB VRDO	0.470%	11/7/22	35,700	35,700
[1,2]	District of Columbia GO TOB VRDO	0.470%	11/7/22	7,500	7,500
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	20,590	20,590
[1,2,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	6,845	6,845
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	40,255	40,255
[2]	District of Columbia Miscellaneous Revenue VRDO	2.260%	11/7/22	31,295	31,295
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	1.720%	11/1/22	9,605	9,605
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.470%	11/7/22	9,060	9,060
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	2.260%	11/7/22	3,075	3,075
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	2.270%	11/7/22	2,630	2,630
	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.450%	11/7/22	10,000	10,000
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.260%	11/7/22	6,190	6,190
[1,2]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB VRDO	0.540%	11/7/22	1,200	1,200
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.490%	11/7/22	11,120	11,120
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.490%	11/7/22	21,630	21,630
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	2.220%	11/7/22	11,310	11,310
[1,2]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB VRDO	2.270%	11/7/22	15,295	15,295
					281,975
Florida (3.1%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	2.280%	11/7/22	62,695	62,695
[1,2]	Broward County FL Port Facilities Port, Airport & Marina Revenue TOB VRDO	0.500%	11/7/22	5,625	5,625
[1,2]	Broward County FL School District GO TOB VRDO	2.280%	11/7/22	2,665	2,665
[1,2,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	1,860	1,860
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	1.720%	11/1/22	10,815	10,815
[1,2]	Florida Department of Transportation GO TOB VRDO	0.490%	11/7/22	4,075	4,075
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	1,600	1,600
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,140	3,140
[1,2]	Florida Turnpike Authority Highway Revenue TOB VRDO	0.400%	11/1/22	29,515	29,515
[1,2]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.470%	11/7/22	8,600	8,600
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.490%	11/7/22	11,400	11,400
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.520%	11/7/22	7,040	7,040
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	4/3/23	10,000	10,000
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.470%	11/7/22	6,000	6,000
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.480%	11/7/22	10,000	10,000
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	6,700	6,700
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.000%	11/3/22	8,600	8,600
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	3/1/23	5,000	5,000
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.670%	11/1/22	6,835	6,835
[1,2]	Lee Memorial Health System Florida Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	2,250	2,250
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.490%	11/7/22	26,160	26,160
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.510%	11/7/22	11,250	11,250
[1,2]	Miami-Dade County FL (Public Health Trust Program) GO TOB VRDO	0.510%	11/7/22	3,700	3,700
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	0.480%	11/7/22	4,000	4,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	2.260%	11/7/22	98,500	98,500
[2,6]	Miami-Dade County FL Special Obligation Revenue VRDO	2.250%	11/7/22	2,030	2,030
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.470%	11/7/22	6,810	6,810
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.480%	11/7/22	4,000	4,000
[1,2]	Orange County FL Tourist Development Miscellaneous Taxes Revenue TOB VRDO	0.470%	11/7/22	16,665	16,665
[2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	10,860	10,860
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.250%	11/7/22	30,000	30,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.260%	11/7/22	50,520	50,520
[2]	Palm Beach County FL Industrial Revenue VRDO	0.490%	11/7/22	4,300	4,300
[1,2]	Seminole County FL Miscellaneous Revenue TOB VRDO	2.270%	11/7/22	4,675	4,675
[1,2]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	11,625	11,625
[1,2,7]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	0.470%	11/7/22	10,080	10,080
[1,2]	Tampa FL Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	4,800	4,800
[4]	Tampa FL Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	5/29/23	13,500	13,500
					521,095
Georgia (2.8%)
[1,2]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	2.320%	11/7/22	3,525	3,525
[1,2]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	2.360%	11/7/22	7,500	7,500
[1,2]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	11,930	11,930
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.470%	11/7/22	6,670	6,670
[1,2]	Atlanta GA Water Revenue TOB VRDO	2.270%	11/7/22	8,290	8,290
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	1,800	1,800
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	3,135	3,135
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	92,100	92,100
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	0.490%	11/7/22	32,000	32,000
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue (Equip Pool Project) VRDO	2.240%	11/7/22	9,200	9,200
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	18,805	18,805
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.470%	11/7/22	4,800	4,800
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.490%	11/7/22	11,990	11,990
[2]	DeKalb County Housing Authority Miscellaneous Revenue VRDO	0.500%	11/7/22	13,515	13,515
[2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	11/7/22	43,400	43,400
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	59,955	59,955
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,855	4,855
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.400%	11/7/22	85,240	85,240
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.470%	11/7/22	1,905	1,905
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.400%	11/1/22	35,900	35,900
					456,515
Hawaii (0.5%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	5/29/23	30,330	30,330
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.820%	5/29/23	15,800	15,800
[1,2]	Hawaii GO TOB VRDO	2.290%	11/7/22	26,070	26,070
[1,2]	Honolulu HI City & County GO TOB VRDO	0.470%	11/7/22	7,350	7,350
					79,550
Idaho (0.0%)
[1,2]	Idaho Building Authority Lease Renewal Revenue TOB VRDO	0.480%	11/7/22	4,310	4,310
Illinois (4.7%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	0.440%	11/7/22	5,920	5,920
[1,2,8]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.480%	11/7/22	13,780	13,780
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.520%	11/7/22	4,695	4,695
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	2.270%	11/7/22	25,130	25,130
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.470%	11/7/22	49,515	49,515
[2]	Illinois Development Finance Authority College & University Revenue VRDO	0.460%	11/7/22	5,900	5,900
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	2.250%	11/7/22	23,500	23,500
[2]	Illinois Development Finance Authority Recreational Revenue VRDO	2.230%	11/7/22	13,550	13,550
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	2.270%	11/7/22	5,850	5,850
	Illinois Educational Facilities Authority College & University Revenue VRDO	2.250%	11/7/22	20,000	20,000
	Illinois Educational Facilities Authority Lease Revenue VRDO	2.230%	11/7/22	9,731	9,731
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	0.450%	11/7/22	6,950	6,950
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	0.470%	11/7/22	6,665	6,665
[2]	Illinois Finance Authority College & University Revenue VRDO	0.490%	11/7/22	10,000	10,000
	Illinois Finance Authority College & University Revenue VRDO	2.220%	11/7/22	3,700	3,700
	Illinois Finance Authority College & University Revenue VRDO	2.230%	11/7/22	36,404	36,404
[2]	Illinois Finance Authority College & University Revenue VRDO	2.230%	11/7/22	5,800	5,800
	Illinois Finance Authority College & University Revenue VRDO	2.230%	11/7/22	25,460	25,460
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	6,800	6,800
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	9,750	9,750
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	51,510	51,510
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	11/1/22	4,700	4,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	2,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	71,490	71,490
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	5/29/23	6,450	6,450
	Illinois Finance Authority Health, Hospital,Nursing Home Revenue VRDO	1.630%	11/1/22	45,255	45,255
[1,2]	Illinois Finance Authority Intergovernmental Agreement Revenue TOB VRDO	2.270%	11/7/22	9,240	9,240
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	2.200%	11/7/22	50,375	50,375
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	2.230%	11/7/22	14,300	14,300
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.450%	11/7/22	17,650	17,650
[2]	Illinois Finance Authority Recreational Revenue VRDO	2.260%	11/7/22	43,015	43,015
[2]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance, Inc. Project) VRDO	2.240%	11/7/22	13,475	13,475
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.420%	11/7/22	13,785	13,785
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.430%	11/7/22	9,490	9,490
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.450%	11/7/22	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	10,000	10,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	14,485	14,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	30,000	30,000
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.500%	11/7/22	3,100	3,100
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	2.300%	11/7/22	1,980	1,980
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	2.300%	11/7/22	1,310	1,310
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	15,000	15,000
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	0.450%	11/7/22	8,300	8,300
[1,2]	Will County IL GO TOB VRDO	0.460%	11/7/22	20,280	20,280
					786,290
Indiana (0.8%)
[2]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	5,930	5,930
[1,2]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB VRDO	2.300%	11/7/22	6,800	6,800
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	2,500	2,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	8,000	8,000
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	57,635	57,635
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	2.260%	11/7/22	6,038	6,038
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	3,500	3,500
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	5,635	5,635
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	8,225	8,225
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	0.530%	11/7/22	7,000	7,000
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.470%	11/7/22	15,000	15,000
					126,263
Iowa (0.4%)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	25,915	25,915
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	18,130	18,130
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.440%	11/7/22	6,000	6,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	2.230%	11/7/22	7,500	7,500
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	1.660%	11/1/22	8,670	8,670
					66,215
Kansas (0.3%)
[2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	11/1/22	6,350	6,350
[1,2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	11/7/22	7,935	7,935
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.470%	11/7/22	7,500	7,500
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.470%	11/7/22	10,100	10,100
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.550%	11/7/22	12,400	12,400
					44,285
Kentucky (0.1%)
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Miscellaneous Revenue TOB VRDO	0.470%	11/7/22	6,945	6,945
[1,2,4]	Kentucky Property & Building Commission Lease(Renewal) Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	11/3/22	3,200	3,200
[1,2,3]	University of Louisville College & University Revenue TOB VRDO	0.480%	11/7/22	2,800	2,800
					12,945
Louisiana (0.2%)
[1,2]	Louisiana Gasoline & Fuel Tax Fuel Sales Tax Revenue TOB VRDO	0.470%	11/7/22	8,250	8,250
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	14,870	14,870
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	1,350	1,350
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	2,300	2,300
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	4,025	4,025
[1,2,3]	Louisiana State Public Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	6,000	6,000
[1,2]	New Orleans LA Sewage Service Sewer Revenue TOB VRDO	0.480%	11/7/22	4,000	4,000
					40,795
Maine (0.6%)
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.490%	11/7/22	28,000	28,000
[2]	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	2.280%	11/7/22	64,865	64,865
					92,865
Maryland (1.0%)
[1,2]	Baltimore MD Water Revenue TOB VRDO	2.270%	11/7/22	6,665	6,665
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	5,810	5,810
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.490%	11/7/22	4,715	4,715
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.190%	11/7/22	21,200	21,200
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	2.280%	11/7/22	60,550	60,550
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	2.220%	11/7/22	6,300	6,300
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	7,390	7,390
[1,2]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	11/7/22	36,000	36,000
[1,2,5]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue TOB VRDO	0.510%	11/7/22	4,800	4,800
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	1.720%	11/1/22	6,565	6,565
[1,2]	University of North Dakota Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	1,200	1,200
					161,195
Massachusetts (1.3%)
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.470%	11/7/22	20,000	20,000
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	2.270%	11/7/22	14,170	14,170
[1,2]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.260%	11/7/22	4,000	4,000
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	4,000	4,000
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,545	5,545
[1,2]	Massachusetts GO TOB VRDO	0.470%	11/7/22	7,900	7,900
[1,2]	Massachusetts GO TOB VRDO	0.470%	11/7/22	10,000	10,000
[1,2]	Massachusetts GO TOB VRDO	0.480%	11/7/22	3,750	3,750
[1,2]	Massachusetts GO TOB VRDO	0.480%	11/7/22	3,335	3,335
[1,2]	Massachusetts GO TOB VRDO	2.270%	11/7/22	55,000	55,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.120%	11/7/22	8,295	8,295
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.270%	11/7/22	675	675
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	11/1/22	1,500	1,500
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	5,800	5,800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	1,000	1,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	3,340	3,340
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	3,000	3,000
[1,2]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	2.300%	11/7/22	4,800	4,800
[1,2]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	2.340%	11/7/22	12,450	12,450
[1,2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.480%	11/7/22	4,600	4,600
[1,2]	Massachusetts School Building Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	11,755	11,755
[1,2]	Massachusetts School Building Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	4,570	4,570
	Worcester MA BAN GO	3.000%	3/1/23	25,410	25,455
					214,940
Michigan (2.1%)
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	5/29/23	40,255	40,255
[2,9]	L'Anse Creuse Public Schools GO VRDO	2.220%	11/7/22	30,395	30,395
[1,2]	Michigan Building Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	11/7/22	8,500	8,500
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	19,075	19,075
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,560	2,560
	Michigan Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.370%	11/7/22	44,950	44,950
[1,2]	Michigan Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	5,000	5,000
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	8,305	8,305
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	61,700	61,700
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	8,350	8,350
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	18,780	18,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.480%	11/7/22	26,930	26,930
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	13,300	13,300
[2]	Oakland University College & University Revenue VRDO	2.200%	11/7/22	10,500	10,500
[1,2,9]	Trenton MI Public Schools School District GO TOB VRDO	0.470%	11/7/22	5,780	5,780
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.470%	11/7/22	2,105	2,105
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.490%	11/7/22	2,700	2,700
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Michigan College & University Revenue VRDO	2.000%	11/3/22	1,500	1,500
					353,230
Minnesota (0.4%)
	Hennepin County MN GO VRDO	2.250%	11/7/22	15,025	15,025
[2]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	6,105	6,105
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.460%	11/7/22	29,295	29,295
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	6,210	6,210
[2]	Rochester MN Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	1,270	1,270
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	0.440%	11/7/22	5,250	5,250
[1,2]	Western Minnesota Municipal Power Agency Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	6,665	6,665
					69,820
Mississippi (0.2%)
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	0.480%	11/7/22	38,250	38,250
Missouri (2.7%)
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	2.250%	11/7/22	18,590	18,590
	Missouri Development Finance Board Recreational Revenue VRDO	1.640%	11/1/22	4,300	4,300
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	7,500	7,500
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	14,650	14,650
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	20,000	20,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,090	5,090
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	5,125	5,125
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	11/7/22	73,800	73,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	11/7/22	46,620	46,620
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	11/7/22	17,970	17,970
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	7,450	7,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	41,790	41,790
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	46,235	46,235
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	11/7/22	35,175	35,175
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	50,000	50,000
[1,2]	Missouri State Public Utilities Commission Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	3,750	3,750
[2]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	0.460%	11/7/22	4,115	4,115
[1,2]	St. Louis MO Appropriations Revenue TOB VRDO	2.270%	11/7/22	10,640	10,640
[1,2]	St. Louis MO Sewer & Wastewater Sewer Revenue TOB VRDO	0.480%	11/7/22	7,500	7,500
	University of Missouri College & University Revenue VRDO	2.200%	11/7/22	27,915	27,915
					455,745
Montana (0.0%)
[1,2,3]	Montana State Board of Regents College & University Revenue TOB VRDO	2.270%	11/7/22	6,190	6,190
Multiple States (8.0%)
[1,2,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	1,240	1,240
[1,2,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	40,575	40,575
[1,2,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	78,850	78,850
[1,2]	Invesco Trust Putter Revenue TOB VRDO	0.590%	11/1/22	171,000	171,000
[1]	Invesco Trust Putter Revenue TOB VRDO	2.420%	11/1/22	151,880	151,880
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	95,000	95,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	105,200	105,200
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	15,000	15,000
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	2.420%	11/1/22	126,600	126,600
[1,2]	Nuveen Municipal Credit Income Fund VRDO VRDP	0.540%	11/3/22	196,000	196,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	0.590%	11/1/22	96,825	96,825
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	0.000%	10/1/31	33,000	33,000
[1,2]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	0.540%	11/3/22	18,200	18,200
[1,2]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	0.540%	11/3/22	146,575	146,575
[1,2]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	0.540%	11/3/22	53,900	53,900
					1,329,845
Nebraska (1.2%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	1.600%	11/1/22	6,815	6,815
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.390%	11/7/22	12,315	12,315
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	3,200	3,200
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	11/7/22	7,200	7,200
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	11/7/22	11,600	11,600
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	11/7/22	7,400	7,400
[1,2,3,11]	Nebraska Public Power Generation Agency GO VRDO	0.460%	11/7/22	76,870	76,870
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3,11]	Nebraska Public Power Generation Agency Revenue VRDO	0.460%	11/7/22	27,500	27,500
[1,2]	Omaha NE Public Power District Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	7,400	7,400
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	19,200	19,200
[1,2]	University of Nebraska Facilities Corp College & University Revenue TOB VRDO	0.460%	11/7/22	4,200	4,200
					203,700
Nevada (1.4%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.490%	11/7/22	57,400	57,400
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	2.220%	11/7/22	15,045	15,045
[2]	Clark County NV Department of Aviation Port, Airport & Marina Revenue VRDO	2.370%	11/7/22	9,970	9,970
[1,2,3]	Clark County NV Fuel Sales Tax Revenue TOB VRDO	2.270%	11/7/22	10,000	10,000
[1,2]	Clark County NV GO TOB VRDO	1.720%	11/1/22	11,790	11,790
[1,2]	Clark County NV GO TOB VRDO	0.470%	11/7/22	11,000	11,000
	Clark County NV GO VRDO	0.470%	11/7/22	36,005	36,005
[2]	Clark County NV Natural Gas Revenue VRDO	2.230%	11/7/22	27,445	27,445
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	2.270%	11/7/22	12,280	12,280
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.470%	11/7/22	10,000	10,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.470%	11/7/22	15,000	15,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	2.270%	11/7/22	22,475	22,475
					238,410
New Hampshire (0.0%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.620%	11/1/22	6,925	6,925
New Jersey (0.7%)
[2]	Essex County Improvement Authority Recreational Revenue VRDO	2.250%	11/7/22	4,700	4,700
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	1,900	1,900
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.480%	11/7/22	4,460	4,460
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	11/7/22	3,300	3,300
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.520%	11/7/22	200	200
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.820%	11/7/22	9,650	9,650
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	4,305	4,305
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	26,955	26,955
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.510%	11/7/22	6,525	6,525
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.510%	11/7/22	2,500	2,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project)	2.030%	12/1/22	4,000	4,000
[1,2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,550	4,550
	New Jersey Infrastructure Bank Environmental Infrastructure CP	2.300%	12/7/22	35,000	35,000
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey CP	2.700%	11/3/22	10,000	10,000
					118,045
New Mexico (0.1%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	13,050	13,050
New York (17.1%)
	Battery Park City Authority Miscellaneous Revenue VRDO	2.220%	11/7/22	34,900	34,900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	6,430	6,436
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.570%	11/1/22	5,700	5,700
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.260%	11/7/22	24,830	24,830
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	33,475	33,475
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	51,000	51,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	52,400	52,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	9,200	9,200
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	24,950	24,950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	10,000	10,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	17,000	17,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	3,000	3,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	36,100	36,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	33,700	33,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	28,600	28,600
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.270%	11/7/22	11,510	11,510
[1,2]	New York City Housing Development Corp. Local Or Guranteed Housing Revenue TOB VRDO	0.470%	11/7/22	2,935	2,935
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	4,455	4,455
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	0.460%	11/7/22	7,425	7,425
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.270%	11/7/22	5,550	5,550
	New York City Municipal Water Finance Water Revenue VRDO	1.570%	11/1/22	17,200	17,200
	New York City Municipal Water Finance Water Revenue VRDO	1.590%	11/1/22	23,500	23,500
	New York City Municipal Water Finance Water Revenue VRDO	1.590%	11/1/22	13,500	13,500
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.630%	11/1/22	5,200	5,200
	New York City Municipal Water Finance Water Revenue VRDO	2.260%	11/7/22	18,405	18,405
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,285	4,285
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	6,585	6,585
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.700%	11/1/22	25,400	25,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.460%	11/7/22	15,000	15,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	50,000	50,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	5,835	5,835
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	5,000	5,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.300%	11/7/22	2,935	2,935
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	2.270%	11/7/22	2,510	2,510
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	2.270%	11/7/22	4,000	4,000
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	2.260%	11/7/22	58,925	58,925
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	2.280%	11/7/22	10,765	10,765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	8,060	8,060
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	9,950	9,950
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	11/7/22	3,900	3,900
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	11/7/22	8,405	8,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	8,700	8,700
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	3,750	3,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.570%	11/1/22	3,710	3,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	13,050	13,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	11,400	11,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	30,840	30,840
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	23,600	23,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.630%	11/1/22	52,600	52,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.200%	11/7/22	23,100	23,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.210%	11/7/22	66,005	66,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.240%	11/7/22	61,615	61,615
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	1.700%	11/1/22	21,700	21,700
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	1.570%	11/1/22	22,590	22,590
[1,2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	11/7/22	9,920	9,920
	New York City Water & Sewer System Sewer Revenue VRDO	1.600%	11/1/22	6,800	6,800
	New York City Water & Sewer System Sewer Revenue VRDO	1.630%	11/1/22	7,620	7,620
	New York City Water & Sewer System Water Revenue VRDO	1.570%	11/1/22	16,700	16,700
	New York City Water & Sewer System Water Revenue VRDO	1.590%	11/1/22	13,640	13,640
	New York City Water & Sewer System Water Revenue VRDO	1.590%	11/1/22	21,585	21,585
	New York City Water & Sewer System Water Revenue VRDO	1.610%	11/1/22	1,100	1,100
[2]	New York City Water & Sewer System Water Revenue VRDO	1.630%	11/1/22	17,650	17,650
	New York City Water & Sewer System Water Revenue VRDO	2.200%	11/7/22	81,385	81,385
	New York City Water & Sewer System Water Revenue VRDO	2.200%	11/7/22	11,055	11,055
	New York City Water & Sewer System Water Revenue VRDO	2.220%	11/7/22	54,880	54,880
	New York City Water & Sewer System Water Revenue VRDO	2.220%	11/7/22	34,775	34,775
	New York City Water & Sewer System Water Revenue VRDO	2.260%	11/7/22	13,550	13,550
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,300	1,300
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	2.290%	11/7/22	3,000	3,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	18,470	18,470
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	5,500	5,500
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	2.280%	11/7/22	35,000	35,000
[1,2]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	2.270%	11/7/22	2,400	2,400
[1,2]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	2.270%	11/7/22	4,445	4,445
[1,2]	New York NY GO TOB VRDO	1.700%	11/1/22	44,215	44,215
[2]	New York NY GO VRDO	1.570%	11/1/22	10,690	10,690
	New York NY GO VRDO	1.570%	11/1/22	5,500	5,500
	New York NY GO VRDO	1.590%	11/1/22	17,845	17,845
	New York NY GO VRDO	1.590%	11/1/22	81,270	81,270
[2]	New York NY GO VRDO	1.600%	11/1/22	600	600
[2]	New York NY GO VRDO	1.600%	11/1/22	300	300
	New York NY GO VRDO	1.600%	11/1/22	6,800	6,800
[2]	New York NY GO VRDO	1.610%	11/1/22	8,640	8,640
[2]	New York NY GO VRDO	1.630%	11/1/22	7,200	7,200
[2]	New York NY GO VRDO	2.200%	11/7/22	58,645	58,645
[2]	New York NY GO VRDO	2.200%	11/7/22	49,825	49,825
[2]	New York NY GO VRDO	2.200%	11/7/22	33,215	33,215
[2]	New York NY GO VRDO	2.260%	11/7/22	22,415	22,415
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT TOB	2.340%	12/8/22	20,000	20,000
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	72,435	72,435
[1,2]	New York State Dormitory Authority Highway Revenue (Personal Income Tax) TOB VRDO	0.470%	11/7/22	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	11/7/22	8,000	8,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	11/7/22	54,375	54,375
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	6,500	6,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	33,100	33,100
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,115	4,115
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	11/7/22	16,265	16,265
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	11/7/22	20,760	20,760
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	22,745	22,745
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	2.280%	11/7/22	46,500	46,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.390%	11/7/22	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.390%	11/7/22	63,300	63,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.180%	11/7/22	17,450	17,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	21,100	21,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.200%	11/7/22	78,600	78,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.220%	11/7/22	29,790	29,790
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	30,400	30,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	26,000	26,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	38,200	38,200
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	61,555	61,555
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	47,600	47,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	14,900	14,900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	70,000	70,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.290%	11/7/22	34,500	34,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,760	4,760
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	2.330%	11/3/22	33,700	33,700
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.310%	11/7/22	4,500	4,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.310%	11/7/22	3,330	3,330
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.310%	11/7/22	400	400
[1,2]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB VRDO	2.270%	11/7/22	3,050	3,050
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	2.270%	11/7/22	19,250	19,250
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.570%	11/1/22	24,000	24,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.630%	11/1/22	3,255	3,255
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.630%	11/1/22	5,800	5,800
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.270%	11/7/22	25,000	25,000
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.270%	11/7/22	5,335	5,335
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.270%	11/7/22	2,780	2,780
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	37,500	37,500
					2,830,071
North Carolina (1.9%)
	Charlotte NC COP VRDO	2.240%	11/7/22	7,800	7,800
[1,2]	Charlotte NC Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	6,275	6,275
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	12,080	12,080
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	15,335	15,335
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	16,760	16,760
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	30,590	30,590
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	44,680	44,680
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	2.310%	11/7/22	4,200	4,200
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	2.270%	11/7/22	2,285	2,285
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue TOB VRDO	0.470%	11/7/22	1,698	1,697
[2,12]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	9,655	9,655
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	395	395
[1,2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,965	3,965
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	0.470%	11/7/22	21,040	21,040
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	9,880	9,880
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	59,280	59,280
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.350%	11/7/22	13,985	13,985
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	5/29/23	15,420	15,420
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.470%	11/7/22	8,455	8,455
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.470%	11/7/22	20,343	20,343
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	17,510	17,510
					321,630
North Dakota (0.1%)
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,500	4,500
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	5,345	5,345
					9,845
Ohio (4.1%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	38,295	38,295
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	2.310%	11/7/22	7,180	7,180
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	12,575	12,575
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.520%	11/7/22	100,000	100,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.440%	11/7/22	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.240%	11/7/22	13,000	13,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.240%	11/7/22	11,075	11,075
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.260%	11/7/22	18,000	18,000
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	0.470%	11/7/22	2,810	2,810
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.540%	11/7/22	36,135	36,135
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	2.230%	11/7/22	9,970	9,970
[1,2]	Euclid OH City School District GO TOB VRDO	0.470%	11/7/22	11,200	11,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.160%	11/7/22	13,800	13,800
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	52,435	52,435
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	20,725	20,725
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.210%	11/7/22	1,300	1,300
[1,2]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	0.490%	11/7/22	2,665	2,665
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.170%	11/7/22	8,145	8,145
[1,2]	Hamilton County OH Sewer System Sewer Revenue TOB VRDO	0.470%	11/7/22	12,750	12,750
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.440%	11/7/22	1,540	1,540
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Miami County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	3,000	3,000
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	2,750	2,750
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.470%	11/7/22	3,750	3,750
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.490%	11/7/22	6,800	6,800
	Ohio GO VRDO	2.200%	11/7/22	12,500	12,500
	Ohio GO VRDO	2.220%	11/7/22	4,300	4,300
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	11/7/22	8,000	8,000
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	1,250	1,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.630%	11/1/22	1,700	1,700
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.440%	11/7/22	24,375	24,375
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.450%	11/7/22	25,000	25,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	10,000	10,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.590%	11/1/22	22,405	22,405
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	12,300	12,300
	Ohio Higher Educational Facility Commission Revenue CP	2.750%	12/15/22	45,300	45,300
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.490%	11/7/22	15,000	15,000
	Ohio Lease (Appropriation) Revenue VRDO	2.170%	11/7/22	24,295	24,295
	Ohio Lease (Appropriation) Revenue VRDO	2.200%	11/7/22	20,000	20,000
	Ohio Lease (Appropriation) Revenue VRDO	2.220%	11/7/22	32,790	32,790
[1,2]	Ohio State University College & University Revenue TOB VRDO	2.280%	11/7/22	2,100	2,100
	Ohio State University College & University Revenue VRDO	2.220%	11/7/22	2,620	2,620
	Ohio State University College & University Revenue VRDO	2.220%	11/7/22	1,900	1,900
	Ohio State University College & University Revenue VRDO	2.220%	11/7/22	3,350	3,350
					679,085
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	14,330	14,330
[1,2]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	0.470%	11/7/22	7,500	7,500
					21,830
Oregon (0.9%)
[1,2]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.470%	11/7/22	4,750	4,750
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	2.260%	11/7/22	33,255	33,255
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.500%	11/7/22	33,500	33,500
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.500%	11/7/22	33,600	33,600
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	0.500%	11/7/22	375	375
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.450%	11/7/22	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.470%	11/7/22	15,000	15,000
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Oregon Housing & Community Services Department Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	865	865
[1,2]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	11,250	11,250
[1,2]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.470%	11/7/22	5,000	5,000
					150,735
Pennsylvania (3.4%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.640%	11/1/22	12,100	12,100
[1,2]	Allegheny County PA GO TOB VRDO	0.490%	11/7/22	5,340	5,340
[2]	Beaver County IDA Health, Hospital, Nursing Home Revenue VRDO	0.530%	11/7/22	7,140	7,140
	Butler County General Authority Miscellaneous Revenue VRDO	2.260%	11/7/22	24,890	24,890
[1,2,8]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	11/7/22	3,850	3,850
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	0.470%	11/7/22	13,545	13,545
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	1,435	1,448
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.250%	11/7/22	10,400	10,400
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.420%	11/7/22	2,500	2,500
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	2.230%	11/7/22	2,000	2,000
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	2.230%	11/7/22	21,700	21,700
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	11/7/22	4,490	4,490
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	11/7/22	4,000	4,000
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	14,250	14,250
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	3,750	3,750
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	6,780	6,780
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	2.260%	11/7/22	104,120	104,120
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	3,470	3,470
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.430%	11/7/22	9,940	9,940
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	2.270%	11/7/22	6,150	6,150
	Northampton County General Purpose Authority College & University Revenue VRDO	2.220%	11/7/22	5,130	5,130
	Northampton County General Purpose Authority College & University Revenue VRDO	2.270%	11/7/22	20,090	20,090
[1,2]	Northampton County PA General Purpose Authority College & University Revenue TOB VRDO	0.470%	11/7/22	5,685	5,685
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	0.470%	11/7/22	12,000	12,000
[1,2]	Pennsylvania GO TOB VRDO	0.460%	11/7/22	4,000	4,000
[1,2]	Pennsylvania GO TOB VRDO	0.470%	11/7/22	10,400	10,400
[1,2]	Pennsylvania GO TOB VRDO	0.470%	11/7/22	10,000	10,000
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pennsylvania GO TOB VRDO	0.470%	11/7/22	5,695	5,695
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	11/7/22	5,340	5,340
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,410	4,410
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	9,680	9,680
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.480%	11/7/22	13,585	13,585
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	3,695	3,695
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.510%	11/7/22	2,735	2,735
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.510%	11/7/22	1,800	1,800
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	13,900	13,900
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	2.270%	11/7/22	5,835	5,835
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.470%	11/7/22	5,600	5,600
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.470%	11/7/22	3,000	3,000
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.470%	11/7/22	7,850	7,850
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.220%	11/7/22	6,710	6,710
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.220%	11/7/22	24,700	24,700
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	6,525	6,525
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	11,900	11,900
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	0.470%	11/7/22	5,600	5,600
[1,2]	Peters Township School District Washington County GO TOB VRDO	2.290%	11/7/22	4,780	4,780
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.220%	11/7/22	10,000	10,000
[1,2]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	3,275	3,275
[1,2]	Philadelphia PA School District GO TOB VRDO	0.470%	11/7/22	6,930	6,930
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	0.480%	11/7/22	6,000	6,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	1,800	1,800
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,650	5,650
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	1,580	1,580
[1,2]	State College PA Area School District GO TOB VRDO	0.470%	11/7/22	5,400	5,400
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	0.480%	11/7/22	7,240	7,240
	Washington County Authority College & University Revenue VRDO	2.120%	11/7/22	38,500	38,500
[1,2,8]	Wilkes-Barre PA Area School District GO TOB VRDO	0.480%	11/7/22	2,280	2,280
					563,413
Rhode Island (0.1%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.450%	11/7/22	3,370	3,370
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.450%	11/7/22	14,560	14,560
[1,2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB VRDO	2.300%	11/7/22	5,000	5,000
					22,930
South Carolina (0.8%)
[1,2]	Columbia SC Waterworks & Sewer System Water Revenue TOB VRDO	2.290%	11/7/22	28,500	28,500
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	7,795	7,795
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	2.250%	11/7/22	34,555	34,555
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	0.510%	11/7/22	6,705	6,705
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	2.260%	11/7/22	43,550	43,550
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	4/3/23	5,000	5,000
					126,105
South Dakota (0.2%)
[1,2]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,005	3,005
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	16,500	16,500
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	20,400	20,400
					39,905
Tennessee (2.8%)
[2]	Blount County Industrial Development Board Miscellaneous Revenue VRDO	0.580%	11/7/22	6,190	6,190
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	11/7/22	25,070	25,070
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	11/7/22	13,870	13,870
[2]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	11/7/22	12,265	12,265
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.450%	11/7/22	97,380	97,380
[2]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	50,845	50,845
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.720%	11/1/22	33,115	33,115
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	2.260%	11/7/22	6,050	6,050
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	0.580%	11/7/22	28,500	28,500
[2]	Sevier County TN Public Building Authority Water Revenue VRDO	0.580%	11/7/22	10,130	10,130
	Shelby County TN GO VRDO	2.240%	11/7/22	118,800	118,800
	Tennessee GO	2.800%	11/29/22	35,000	35,000
	Tennessee GO	2.740%	12/7/22	8,000	8,000
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	195	195
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tennessee School Bond Authority Higher Educational Facilities College & University Revenue TOB VRDO	2.270%	11/7/22	19,040	19,040
					464,450
Texas (12.1%)
	Alamo Community College District GO	5.000%	2/15/23	3,500	3,527
[1,2]	Alamo Regional Mobility Authority Miscellaneous Revenue TOB VRDO	0.500%	11/7/22	7,500	7,500
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.470%	11/7/22	7,615	7,615
[1,2,13]	Arlington TX Independent School District Charter School Aid Revenue TOB VRDO	0.470%	11/7/22	1,115	1,115
[1,2,13]	Aubrey Independent School District GO TOB VRDO	2.280%	11/7/22	3,075	3,075
	Austin County TX	2.650%	12/7/22	7,400	7,400
[1,2]	Bexar TX Hospital District GO TOB VRDO	0.480%	11/7/22	11,480	11,480
	Board of Regents of the University of Texas System	3.050%	1/5/23	20,000	20,000
[1,2,13]	Corpus Christi TX Independent School District GO TOB VRDO	0.470%	11/7/22	5,265	5,265
[1,2,13]	Cypress-Fairbanks Independent School District GO TOB VRDO	2.270%	11/7/22	2,915	2,915
[1,2]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	2.270%	11/7/22	8,580	8,580
[2]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	2.270%	11/7/22	2,510	2,510
[1,2]	Dallas TX GO TOB VRDO	0.470%	11/7/22	4,780	4,780
[1,2]	Dallas TX Waterworks & Sewer System Water Revenue TOB VRDO	0.460%	11/7/22	6,000	6,000
[1,2]	El Paso TX GO TOB VRDO	0.470%	11/7/22	7,000	7,000
[1,2]	El Paso TX GO TOB VRDO	0.470%	11/7/22	4,750	4,750
[1,2]	El Paso TX Water & Sewer Water Revenue PUT TOB	2.340%	12/1/22	16,755	16,755
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.470%	11/7/22	24,390	24,390
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.470%	11/7/22	8,625	8,625
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.480%	11/7/22	19,765	19,765
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.480%	11/7/22	5,000	5,000
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.510%	11/7/22	18,300	18,300
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	2.290%	11/7/22	23,145	23,145
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	18,150	18,150
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.400%	11/7/22	66,400	66,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	10,000	10,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	34,900	34,900
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	41,525	41,525
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.670%	11/1/22	59,065	59,065
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	17,765	17,765
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	54,130	54,130
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	2.260%	11/7/22	35,645	35,645
[1,2]	Harris County Toll Road Authority Highway Revenue TOB VRDO	2.270%	11/7/22	2,590	2,590
[1,2,3]	Harris County TX GO TOB VRDO	0.470%	11/7/22	8,070	8,070
[1,2]	Harris County TX GO TOB VRDO	0.470%	11/7/22	10,000	10,000
[1,2,3]	Harris County TX GO TOB VRDO	0.470%	11/7/22	8,160	8,160
[1,2]	Harris County TX Highway Revenue TOB VRDO	0.470%	11/7/22	7,500	7,500
[1,2]	Harris County TX Independent School District Ad Valorem Property Tax Revenue TOB VRDO	2.270%	11/7/22	1,875	1,875
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.440%	11/7/22	50,000	50,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.450%	11/7/22	51,180	51,180
	Houston TX Combined Utility System Water Revenue VRDO	2.240%	11/7/22	43,000	43,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.250%	11/7/22	34,385	34,385
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.250%	11/7/22	49,300	49,300
[1,2]	Houston TX Community College System GO TOB VRDO	0.470%	11/7/22	5,560	5,560
[1,2]	Houston TX GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2,13]	Humble TX Independent School District GO TOB VRDO	0.460%	11/7/22	16,000	16,000
[1,2,13]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[13]	Mesquite Independent School District GO VRDO	0.550%	11/7/22	8,935	8,935
[1,2]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	3,985	3,985
[1,2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,960	2,960
	Red River Education Finance Corp. College & University Revenue VRDO	2.250%	11/7/22	11,300	11,300
[2]	San Antonio Housing Trust Finance Corp. Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	17,225	17,225
[2]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	2,300	2,300
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	7,500	7,500
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	5,440	5,440
	San Antonio TX GO CP	2.750%	12/8/22	20,000	20,000
	San Antonio Water System Revenue CP	2.780%	12/1/22	25,000	25,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	27,000	27,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,800	2,800
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	1,500	1,500
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.200%	11/7/22	39,920	39,920
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	10,400	10,400
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.230%	11/7/22	59,785	59,785
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	24,665	24,665
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	21,965	21,965
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	11/7/22	21,140	21,140
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	5,555	5,555
[1,2]	Tarrant County TX GO TOB VRDO	2.270%	11/7/22	3,440	3,440
[1,2]	Tarrant TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	10,760	10,760
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	2,355	2,355
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	4,195	4,195
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,810	3,810
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,565	3,565
[2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	2.260%	11/7/22	7,100	7,100
	Texas GO VRDO	0.470%	11/7/22	21,020	21,020
	Texas GO VRDO	0.470%	11/7/22	15,025	15,025
	Texas GO VRDO	2.230%	11/7/22	21,225	21,225
	Texas GO VRDO	2.230%	11/7/22	30,540	30,540
	Texas GO VRDO	2.240%	11/7/22	46,765	46,765
[2]	Texas GO VRDO	2.260%	11/7/22	90,475	90,475
	Texas GO VRDO	2.260%	11/7/22	20,260	20,260
	Texas GO VRDO	2.260%	11/7/22	118,110	118,110
[2]	Texas GO VRDO	2.260%	11/7/22	43,400	43,400
	Texas GO VRDO	2.280%	11/7/22	34,265	34,265
	Texas GO VRDO	2.300%	11/7/22	84,415	84,415
	Texas GO VRDO	2.300%	11/7/22	28,930	28,930
	Texas Local or Guaranteed Housing Revenue GO VRDO	0.470%	11/7/22	12,500	12,500
	Texas State University System Financing Revenue CP	2.750%	11/16/22	102,489	102,489
[2]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	2.270%	11/7/22	39,500	39,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.460%	11/7/22	7,500	7,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	11/7/22	6,640	6,640
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	11/7/22	10,000	10,000
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	11/7/22	10,135	10,135
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	2.280%	11/7/22	5,000	5,000
	University of North Texas System	3.150%	1/25/23	7,500	7,500
	University of Texas University Revenue CP	2.000%	11/1/22	6,000	6,000
	University of Texas University Revenue CP	2.500%	11/4/22	21,500	21,500
[1,2,13]	Whitehouse Independent School District GO TOB VRDO	0.470%	11/7/22	4,750	4,750
[1,2,13]	Ysleta Independent School District GO TOB VRDO	2.270%	11/7/22	4,000	4,000
[1,2,13]	Ysleta Independent School District GO TOB VRDO	2.270%	11/7/22	4,335	4,335
					2,015,226
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (1.1%)
[1,2]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	12,100	12,100
[1,2]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	2.300%	11/7/22	7,450	7,450
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	25,400	25,400
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	2.180%	11/7/22	14,230	14,230
	Murray UT Revenue VRDO	1.640%	11/1/22	5,400	5,400
[1,2]	University of Utah College & University Revenue TOB VRDO	0.470%	11/7/22	8,000	8,000
[1,2]	Utah Board of Regents Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	5,160	5,160
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	1,545	1,545
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.470%	11/7/22	32,925	32,925
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.470%	11/7/22	39,475	39,475
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.260%	11/7/22	23,575	23,575
[1,2]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.470%	11/7/22	6,670	6,670
					181,930
Virginia (1.3%)
[2]	Fairfax County Economic Development Authority Economic Development Revenue VRDO	0.520%	11/7/22	7,200	7,200
	Fairfax County Economic Development Authority Revenue VRDO	2.250%	11/7/22	8,000	8,000
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.450%	11/7/22	54,025	54,025
[1,2]	Fairfax County Water Authority Water Revenue GO TOB VRDO	0.460%	11/7/22	7,500	7,500
[1,2]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	2.270%	11/7/22	2,250	2,250
[1,2]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	2.270%	11/7/22	2,000	2,000
[1,2]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	2.270%	11/7/22	1,330	1,330
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	11/7/22	11,250	11,250
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	11/7/22	7,830	7,830
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	11/7/22	4,865	4,865
	Loudoun County Economic Development Authority Industrial Revenue VRDO	2.280%	11/7/22	36,570	36,570
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.280%	11/7/22	34,480	34,480
[1,2]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	13,890	13,890
[1,2]	Roanoke VA Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	5,335	5,335
[1,2]	University of Virginia College & University Revenue TOB VRDO	0.490%	11/7/22	5,300	5,300
31

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	11/7/22	6,135	6,135
					207,960
Washington (1.7%)
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.490%	11/7/22	2,665	2,665
	King County WA GO VRDO	1.640%	11/1/22	9,100	9,100
[1,2]	King County WA School District No. 401 GO TOB VRDO	0.470%	11/7/22	2,600	2,600
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.400%	11/1/22	8,800	8,800
[1,2]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.470%	11/7/22	5,000	5,000
[1,2]	Northwest Energy Washington Electric Nuclear Revenue TOB VRDO	0.470%	11/7/22	8,250	8,250
[1,2]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.460%	11/7/22	8,000	8,000
[1,2]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	6,325	6,325
[1,2]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	2,580	2,580
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.470%	11/7/22	14,615	14,615
[1,2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.510%	11/7/22	11,610	11,610
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	2.250%	11/7/22	11,580	11,580
[1,2]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	0.400%	11/1/22	24,600	24,600
[1,2]	Seattle WA Municipal Electric Power & Light Revenue TOB VRDO	0.400%	11/1/22	5,855	5,855
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.400%	11/1/22	17,155	17,155
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	3,000	3,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	1.720%	11/1/22	17,465	17,465
[1,2]	Spokane County WA School District GO TOB VRDO	0.470%	11/7/22	5,700	5,700
[1,2]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.470%	11/7/22	2,920	2,920
[1]	Washington Economic Development Finance Authority Industrial Revenue PUT	0.330%	12/8/22	10,000	10,000
[1,2]	Washington GO TOB VRDO	0.470%	11/7/22	7,750	7,750
[1,2]	Washington GO TOB VRDO	2.270%	11/7/22	4,700	4,700
[1,2]	Washington GO VRDO	0.470%	11/7/22	4,750	4,750
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	3,275	3,275
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	11,870	11,870
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	0.490%	11/7/22	3,750	3,750
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	2.280%	11/7/22	1,235	1,235
[2]	Washington Higher Education Facilities Authority Local or Guaranteed Housing Revenue VRDO	2.250%	11/7/22	3,955	3,955
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	33,000	33,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	11,775	11,775
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.210%	11/7/22	10,460	10,460
					274,340
32

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (1.0%)
[2]	Cabell County WV College & University Revenue VRDO	0.460%	11/7/22	66,525	66,525
[1,2]	Morgantown WV Combined Utility System Water Revenue TOB VRDO	0.490%	11/7/22	1,475	1,475
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	97,550	97,550
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.340%	11/7/22	6,245	6,245
					171,795
Wisconsin (1.5%)
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.370%	11/1/22	10,295	10,295
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	6,000	6,000
[1,2]	Public Finance Authority WI Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	11/7/22	3,975	3,975
[2]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	10,095	10,095
[4]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.170	2.410%	11/3/22	6,000	6,000
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	11/7/22	8,715	8,715
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	11/7/22	2,485	2,485
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	2.270%	11/7/22	4,800	4,800
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	1.640%	11/1/22	9,900	9,900
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	11/7/22	3,735	3,735
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.260%	11/7/22	8,000	8,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	3,705	3,705
[1,2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	9,690	9,690
[2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	11/7/22	12,000	12,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.500%	11/7/22	22,300	22,300
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	34,755	34,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	24,295	24,295
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	23,755	23,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	15,275	15,275
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.370%	11/7/22	4,700	4,700
	Wisconsin State Extendible CP	2.100%	11/1/22	13,768	13,768
					246,243
Wyoming (0.3%)
[1,2]	Laramie County WY Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	11/7/22	1,920	1,920
[1,2]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	11/7/22	3,520	3,520
33

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	2,595	2,595
[2]	Wyoming Community Development Authority Local or Guranteed Housing Revenue VRDO	0.440%	11/7/22	21,000	21,000
[1,2,8]	Wyoming Municipal Power Authority Electric Power & Light Revenue TOB VRDO	0.470%	11/7/22	13,330	13,330
					42,365
Total Tax-Exempt Municipal Bonds (Cost $15,638,206)					15,638,206
				Shares
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[14]	Vanguard Municipal Cash Management Fund (Cost $938,786)	1.973%		9,387,610	938,855
Total Investments (99.9%) (Cost $16,576,992)					16,577,061
Other Assets and Liabilities—Net (0.1%)					14,978
Net Assets (100%)					16,592,039
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $5,409,526,000, representing 32.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,638,206)	15,638,206
Affiliated Issuers (Cost $938,786)	938,855
Total Investments in Securities	16,577,061
Investment in Vanguard	636
Cash	21,721
Receivables for Investment Securities Sold	50,842
Receivables for Accrued Income	48,190
Receivables for Capital Shares Issued	57,949
Other Assets	8,561
Total Assets	16,764,960
Liabilities
Payables for Investment Securities Purchased	128,764
Payables for Capital Shares Redeemed	39,878
Payables for Distributions	3,199
Payables to Vanguard	1,080
Total Liabilities	172,921
Net Assets	16,592,039
At October 31, 2022, net assets consisted of:

Paid-in Capital	16,591,588
Total Distributable Earnings (Loss)	451
Net Assets	16,592,039

Net Assets
Applicable to 16,589,128,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,592,039
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
35

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	128,768
Total Income	128,768
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,103
Management and Administrative	20,320
Marketing and Distribution	1,680
Custodian Fees	88
Auditing Fees	24
Shareholders’ Reports	60
Trustees’ Fees and Expenses	6
Other Expenses	15
Total Expenses	24,296
Expenses Paid Indirectly	(51)
Expense Reduction—Note B	(2,904)
Net Expenses	21,341
Net Investment Income	107,427
Realized Net Gain (Loss) on Investment Securities Sold[1]	246
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(95)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,578
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,314,000, $22,000, $41,000, and ($95,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,427	1,994
Realized Net Gain (Loss)	246	951
Change in Unrealized Appreciation (Depreciation)	(95)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,578	2,943
Distributions
Total Distributions	(108,364)	(1,994)
Capital Share Transactions (at $1.00 per share)
Issued	11,520,635	7,269,497
Issued in Lieu of Cash Distributions	96,173	1,784
Redeemed	(10,707,018)	(9,324,936)
Net Increase (Decrease) from Capital Share Transactions	909,790	(2,053,655)
Total Increase (Decrease)	909,004	(2,052,706)
Net Assets
Beginning of Period	15,683,035	17,735,741
End of Period	16,592,039	15,683,035

See accompanying Notes, which are an integral part of the Financial Statements.
37

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0066	.0001	.007	.015	.012
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	—	—	—
Total from Investment Operations	.0067	.0001	.007	.015	.012
Distributions
Dividends from Net Investment Income	(.0066)	(.0001)	(.007)	(.015)	(.012)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—
Total Distributions	(.0067)	(.0001)	(.007)	(.015)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.67%	0.01%	0.68%	1.48%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,592	$15,683	$17,736	$18,111	$17,663
Ratio of Total Expenses to Average Net Assets[3]	0.13%[4]	0.08%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.01%	0.68%	1.47%	1.20%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022 and 0.15% for 2021. For the years ended October 31, 2020, 2019, and 2018, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
39

Municipal Money Market Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $636,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended October 31, 2022, Vanguard's expenses were reduced by $2,904,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $51,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
40

Municipal Money Market Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14
Undistributed Tax-Exempt Income	3,338
Undistributed Long-Term Gains	230
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	68
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	107,426	1,994
Ordinary Income*	103	—
Long-Term Capital Gains	835	—
Total	108,364	1,994
*	Includes short-term capital gains, if any.
41

Municipal Money Market Fund
As of October 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,576,993
Gross Unrealized Appreciation	69
Gross Unrealized Depreciation	(1)
Net Unrealized Appreciation (Depreciation)	68
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $1,195,408,000 and sales were $1,116,385,000, resulting in net realized gain (loss) of $0.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $835,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
44

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q450 122022

Annual Report   |   October 31, 2022
Vanguard Short-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Investor Shares of Vanguard Short-Term Tax-Exempt Fund returned –1.93% and Admiral Shares returned –1.86%. The fund outperformed the –2.19% return of its expense-free benchmark index and the –3.03% average return of its peer group.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields and the muni market experienced significant cash outflows. As a whole, however, munis’ fundamentals remained solid and they fared better than the overall bond market, with a return of about –12%, according to the Bloomberg Municipal Bond Index.
•	The main driver of the fund’s relative outperformance was its shorter duration than the benchmark index in a rising interest rate environment. Security selection in some segments added value as well.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard Short-Term Tax-Exempt Fund returned –1.93% for Investor Shares and –1.86% for Admiral Shares. The fund outperformed the –2.19% return of its benchmark index and the average return of –3.03% for its peer group.
With municipal bond prices falling, the 30-day SEC yield for Investor Shares ended the 12 months at 2.69%, up from 0.12% a year earlier. The 30-day yield for Admiral Shares climbed to 2.77%, up from 0.20%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months.
That created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of muni issuers remained solid overall. Their balance sheets have been bolstered by pandemic-related fiscal stimulus that went directly to states and municipalities, and to consumers, whose spending then boosted sales tax revenues. And, for the most part, those governmental entities used the extra funds in fiscally responsible ways, such as building up rainy-day funds.
With muni returns turning negative in 2022, investors pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the muni market finished the period down about –12%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
The main driver of the fund’s relative outperformance was duration. Heading into the year, short-term municipal rates were very close to the zero interest rate bound and valuations were unattractive relative to taxable fixed income alternatives. Given this backdrop and the potential for Fed rate hikes, we shortened duration because risks were clearly skewed toward higher rates. This positioning paid off early in the year as market expectations for the timing and pace of Fed hikes were significantly accelerated. Following the initial sell-off, we moved closer to a neutral duration stance, reflecting the reintroduction of two-way risk in the rates market.
Overall, security selection added value. Our positions in industrial development revenue and pollution control revenue bonds dampened performance but were more than offset by our holdings in hospital and tax revenue bonds.
The fund was well-prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle and muni valuations at rich levels, we didn’t predict the magnitude of outflows that occurred but had increased our liquidity buffer because we saw that some investors could head for the exits.
Outlook
The recent significant negative annual returns have understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. In fact, the outright level of yields in munis today is the most attractive we’ve seen for a long time. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Given that outlook, we have upgraded the portfolio’s credit quality
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2021	October 31, 2022
2 years	0.23%	3.20%
5 years	0.64	3.27
10 years	1.22	3.40
30 years	1.77	4.17
Source: Vanguard.
2

to cushion it from any spread-widening we may see in securities rated A and BBB. We are also favoring some sectors that tend to be more defensive in downturns, such as tax-backed bonds and essential services.
That said, with valuations starting to loosen, we are also looking opportunistically at certain lower-quality credit.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds
Vanguard Fixed Income Group
November 12, 2022
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$998.50	$0.86
Admiral™ Shares	1,000.00	998.90	0.45
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Short-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Tax-Exempt Fund Investor Shares	-1.93%	0.73%	0.69%	$10,713
Bloomberg 1 Year Municipal Bond Index	-2.19	0.72	0.73	10,752
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	11,809

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Short-Term Tax-Exempt Fund Admiral Shares	-1.86%	0.81%	0.78%	$54,016
Bloomberg 1 Year Municipal Bond Index	-2.19	0.72	0.73	53,760
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	59,044
See Financial Highlights for dividend and capital gains information.
5

Short-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2022
New York	15.1%
California	12.3
Texas	10.9
Illinois	6.2
New Jersey	4.8
Multiple States	4.6
Pennsylvania	4.0
Alabama	3.6
Ohio	3.1
Georgia	2.7
Florida	2.5
Connecticut	2.0
Washington	1.8
Michigan	1.8
Virginia	1.7
Wisconsin	1.7
North Carolina	1.7
Massachusetts	1.5
Kentucky	1.4
Arizona	1.4
Maryland	1.3
Colorado	1.2
Puerto Rico	1.1
Tennessee	1.0
Louisiana	1.0
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (3.5%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,314
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,492
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,452
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	167
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	223
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	103
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	278
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	100	105
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	17,695	18,290
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	1,435	1,439
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	643
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	144
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	1,780	1,817
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,272
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,735	5,735
[1]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	3/1/23	165	170
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	520	525
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	595
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/23	75	78
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/23	2,825	2,927
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	380
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,256
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	515	514
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,874
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	229
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	869
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	209
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	3,944
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	272
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	862
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	247
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,021
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,467
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,142
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	2,991
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,100
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,794
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,931
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,895
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	2,985
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,080
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	871
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	34,025	32,991
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	698
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	687
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	736
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	781
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	14,825	14,239
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	33,191
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	32,305	31,286
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	41,255	39,141
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	5,000	5,050
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	49,550	47,697
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	18,937
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	129,505	124,662
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	38,635	39,019
7

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	2.860%	12/1/23	10	10
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	2.996%	12/1/48	11,500	11,371
[4]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	4/1/53	37,500	35,006
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	227
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	246
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	223
	Decatur City Board of Education Special Tax Revenue, Prere.	5.000%	2/1/23	100	104
	Homewood AL GO, Prere.	5.000%	3/1/23	500	531
	Homewood AL GO, Prere.	5.250%	3/1/23	12,500	13,380
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	537
[2]	Jasper AL GO, Prere.	5.000%	3/1/23	4,595	4,701
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,435
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,265
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	646
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,010
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	23,720	23,033
	Montgomery AL GO	3.000%	12/1/22	750	750
	Montgomery AL GO	3.000%	12/1/23	250	250
	Montgomery AL GO	3.000%	12/1/24	205	203
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	150
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	101
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	147
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	812
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	788
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	10,405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	23,369
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,739
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	123
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	57,592
[4]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	4/1/24	1,000	985
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	748
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	516
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	862
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	733
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	224
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	882
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	547
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	820
[5]	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	2,921
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	4,105	3,832
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	1,185	1,167
[2]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,025
[2]	Troy University College & University Revenue	5.000%	11/1/24	865	890
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	132
					689,505
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	251
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	211
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	228
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	287
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	361
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	489
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	397
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	410
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	385	410
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	365	391
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	448
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	422
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	744
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	860
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,191
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	608
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,060	2,073
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,147
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,920
[3,6]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	11/7/22	3,375	3,375
[3,6]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	11/7/22	7,335	7,335
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/22	590	597
	Anchorage AK GO	4.000%	9/1/23	445	448
8

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,027
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,078
					26,708
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	359
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	915
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,913
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,035
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,290
	Arizona Board of Regents COP	5.000%	6/1/26	910	952
	Arizona COP	5.000%	9/1/24	15	16
	Arizona COP	5.000%	10/1/25	1,870	1,873
	Arizona COP, ETM	5.000%	10/1/23	225	229
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	5,977
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,765	1,770
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	158
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	134
[3,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	11/1/22	11,020	11,020
[3,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	11/1/22	6,900	6,900
[4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	11/4/26	4,000	3,857
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/23	240	239
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	590
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,142
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	211
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,212
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	219
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	148
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	653
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	764
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	684
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	748
[3,6]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,134
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	1,980
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,595
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,398
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,700
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,559
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	2,424
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	1,798
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	1,779
	Arizona Lease (Appropriation) COP, ETM	5.000%	9/1/24	35	36
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,529
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	36
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	203
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/25	3,500	3,623
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/26	14,800	15,477
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/27	6,000	6,328
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,158
	Arizona State University College & University Revenue	5.000%	8/1/25	820	856
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	26
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	253
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	253
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	612
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	154
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,868
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	102
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	5,910	6,096
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	122
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	126
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	158
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	109
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,457
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,239
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,012
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	114
[3,6]	Glendale IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,750	3,750
9

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	647
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	118
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	130
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	105
	Maricopa County AZ COP	5.000%	7/1/23	225	228
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,716
[3,6]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,460	4,460
[3,6]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	601
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	543
	Maricopa County Community College District GO	5.000%	7/1/23	100	101
	Maricopa County Community College District GO	5.000%	7/1/24	75	77
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	320	321
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	608
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,725	2,775
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	72
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,901
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,503
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,564
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	3,180	3,270
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.810%	10/18/24	6,400	6,366
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	3.040%	9/1/24	4,500	4,486
[3,6]	Maricopa County Industrial Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,415	2,415
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,010	1,727
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,155	992
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	205
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,083
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,197
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,687
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	905	944
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	955
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,281
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	3,897
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,166
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	304
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	595
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,157
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,418
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	121
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	113
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	130
	Mesa AZ GO	5.000%	7/1/24	535	550
[2,3,6]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	2.290%	11/7/22	2,400	2,400
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,020
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	384
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,269
	Phoenix AZ GO	4.000%	7/1/23	95	96
	Phoenix AZ GO	4.000%	7/1/24	120	121
	Phoenix AZ GO	5.000%	7/1/24	90	93
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,390
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,434
	Phoenix AZ GO, ETM	4.000%	7/1/23	5	5
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	450
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,099
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	61
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	21
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	67
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	118
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,387
[5]	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,127
[5]	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,752
[5]	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,460
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	396
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	189
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	305
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	310
10

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,820	2,848
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	664
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	537
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/23	85	85
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	305	306
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,385	2,392
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	15,707
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	10,068
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	5,823
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	107
	Scottsdale AZ GO	3.000%	7/1/23	80	80
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	100	100
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	212
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	265
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	682
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	10,000	9,995
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,186
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,141
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,167
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,243
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,899
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,099
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	627
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,110
					267,678
Arkansas (0.1%)
	Arkansas GO	5.000%	6/15/23	100	101
	Arkansas GO	5.000%	10/1/23	65	66
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	937
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	294
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	569
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	511
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,631
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,025
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,512
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,392
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,893
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	1,989
					14,920
California (12.0%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	138
	Anaheim Housing & Public Improvements Authority	5.000%	10/1/25	745	781
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,579
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	277
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	282
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	6,250	6,058
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	3,155	3,013
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,045	1,988
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	2.520%	4/1/24	8,900	8,846
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	4/1/26	4,325	4,251
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	5/1/23	17,940	17,956
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	5/1/23	14,625	14,638
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	4/1/24	13,435	13,480
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	4/1/24	19,750	19,816
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	340	343
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,745	12,849
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	630	646
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	25,000	26,799
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	450	454
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	165	166
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	885	893
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	4/1/56	5,000	4,870
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	4/1/45	7,895	7,902
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.490%	4/1/36	1,075	1,087
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	499
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	597
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	840
11

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	893
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,489
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,233
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	3,220	3,093
	California Community Choice Financing Authority Natural Gas Revenue (Clean Energy Project) PUT	4.000%	12/1/27	22,305	21,759
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	765
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,225	7,372
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	5,205	5,263
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	660
	California GO	5.000%	12/1/22	6,720	6,730
	California GO	5.250%	2/1/23	110	111
	California GO	5.000%	3/1/23	3,205	3,225
	California GO	5.000%	8/1/23	9,630	9,764
	California GO	5.000%	8/1/23	330	335
	California GO	5.000%	8/1/23	75	76
	California GO	4.000%	9/1/23	3,945	3,973
	California GO	5.000%	9/1/23	2,770	2,812
	California GO	5.000%	9/1/23	115	117
	California GO	5.000%	9/1/23	22,000	22,337
	California GO	5.000%	9/1/23	125	127
	California GO	5.000%	9/1/23	135	137
	California GO	5.000%	9/1/23	45	46
	California GO	4.000%	10/1/23	45	45
	California GO	5.000%	10/1/23	115	117
	California GO	5.000%	10/1/23	230	234
	California GO	5.000%	10/1/23	4,245	4,316
	California GO	5.000%	10/1/23	90	91
	California GO	4.000%	11/1/23	100	101
	California GO	5.000%	11/1/23	50	51
	California GO	5.000%	11/1/23	550	560
	California GO	5.000%	11/1/23	60	61
	California GO	5.000%	11/1/23	115	117
	California GO	5.000%	12/1/23	420	428
	California GO	5.000%	12/1/23	7,435	7,581
	California GO	5.000%	2/1/24	1,035	1,040
	California GO	5.000%	4/1/24	25,000	25,631
	California GO	5.000%	4/1/24	17,000	17,429
	California GO	5.000%	8/1/24	2,895	2,984
	California GO	5.000%	8/1/24	35	36
	California GO	5.000%	8/1/24	35	36
	California GO	5.000%	8/1/24	225	232
	California GO	5.000%	8/1/24	125	129
	California GO	5.000%	8/1/24	1,035	1,067
	California GO	5.000%	9/1/24	105	108
	California GO	5.000%	9/1/24	375	387
	California GO	5.000%	9/1/24	29,500	30,447
	California GO	5.000%	9/1/24	5	5
	California GO	4.000%	10/1/24	65	66
	California GO	5.000%	10/1/24	6,000	6,201
	California GO	5.000%	10/1/24	5,320	5,498
	California GO	5.000%	10/1/24	445	460
	California GO	5.000%	10/1/24	1,250	1,292
	California GO	4.000%	11/1/24	16,780	17,023
	California GO	5.000%	11/1/24	525	535
	California GO	5.000%	11/1/24	5,380	5,567
	California GO	4.000%	12/1/24	2,900	2,942
	California GO	5.000%	12/1/24	2,640	2,693
	California GO	5.000%	12/1/24	250	255
	California GO	5.000%	12/1/24	8,000	8,289
	California GO	5.000%	2/1/25	875	879
	California GO	4.000%	3/1/25	40	41
	California GO	5.000%	4/1/25	710	739
	California GO	5.000%	4/1/25	13,565	14,123
	California GO	5.000%	5/1/25	105	108
	California GO	5.000%	9/1/25	11,000	11,525
	California GO	5.000%	10/1/25	5,800	5,980
	California GO	5.000%	10/1/25	80	84
	California GO	5.000%	11/1/25	2,875	3,020
[5]	California GO	5.000%	11/1/25	34,360	36,090
12

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	12/1/25	14,000	14,723
	California GO	5.000%	12/1/25	2,780	2,835
	California GO	4.000%	3/1/26	150	153
	California GO	5.000%	3/1/26	2,700	2,805
	California GO	5.000%	4/1/26	6,510	6,875
	California GO	5.000%	8/1/26	230	244
	California GO	5.000%	8/1/26	4,785	5,077
	California GO	5.000%	8/1/26	1,990	2,065
	California GO	5.000%	8/1/26	245	260
	California GO	4.000%	9/1/26	120	123
	California GO	4.000%	9/1/26	13,830	14,162
	California GO	5.000%	9/1/26	120	127
	California GO	5.000%	9/1/26	2,700	2,826
	California GO	5.000%	10/1/26	135	144
	California GO	5.000%	10/1/26	675	713
	California GO	5.000%	10/1/26	100	106
	California GO	5.000%	11/1/26	250	266
[5]	California GO	5.000%	11/1/26	36,135	38,472
	California GO	4.000%	8/1/27	1,820	1,861
	California GO	5.000%	10/1/27	2,470	2,605
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.670%	11/3/22	34,460	34,454
[3,6]	California GO TOB VRDO	2.270%	11/7/22	5,000	5,000
[3,6]	California GO TOB VRDO	2.270%	11/7/22	3,450	3,450
[3,6]	California GO TOB VRDO	2.270%	11/7/22	13,500	13,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	163
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	67
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	590	595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,500	1,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	940	940
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,590	1,590
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,800	1,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,855	9,760
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,045	1,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,815	19,439
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,875	5,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	4,220	4,420
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	11/1/22	14,000	14,000
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	11/7/22	9,715	9,715
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	11/7/22	22,610	22,610
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	2,300	2,300
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	3,100	3,100
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	2,305	2,305
[3,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	11/7/22	52,370	52,370
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	895	909
[4]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	11,500	11,345
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	101
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	955	965
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,000	967
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	4/1/23	800	814
[4]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	6/1/27	21,535	20,983
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	571
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	100
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	6,100	6,018
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	4,815	4,750
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	6/1/26	5,875	5,724
[1,5]	California Municipal Finance Authority COP	5.000%	11/1/27	275	284
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	270	245
[1,3,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	2,340	2,340
[5,6]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	1.875%	2/1/23	8,000	8,000
[3,6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,000	2,000
[3,6]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	2.270%	11/7/22	7,500	7,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	86
13

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	908
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	13,711
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	13,952
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	19,406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,231
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	14,462
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	14,000	14,411
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	16,335
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	484
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	100	104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,590
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,600	1,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	8,881
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	580	601
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,173
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,631
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,756
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,502
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	745	749
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,023
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	730
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,035	1,056
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,772
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,160
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects) ETM	5.000%	11/1/22	175	175
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,191
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	844
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	773
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	996
	California State University College & University Revenue	5.000%	11/1/24	175	181
	California State University College & University Revenue PUT	4.000%	11/1/23	395	396
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,328
	California State University College & University Revenue, Prere.	5.000%	5/1/23	75	76
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	2.700%	11/4/22	975	975
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,502
[3,6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	14,245	14,245
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/4/22	18,325	18,325
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.940%	11/4/22	42,525	42,525
[3,6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	17,875	17,875
[3,6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	2.640%	12/30/22	6,575	6,575
	Centinela Valley Union High School District GO, Prere.	5.750%	2/1/23	1,200	1,223
	Centinela Valley Union High School District GO, Prere.	6.000%	2/1/23	1,940	1,980
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	115	117
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	429
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,073
	Coast Community College District GO	5.000%	8/1/23	6,245	6,328
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	41
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	3/1/23	585	594
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,137
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	551
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	149
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	37
	East Side Union High School District GO	3.000%	8/1/23	100	100
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,221
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,791
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	360
[4]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	2.340%	7/1/46	5,800	5,754
[3,6]	Elk Grove Unified School District GO TOB VRDO	2.270%	11/7/22	2,110	2,110
[3,6]	Elk Grove Unified School District GO TOB VRDO	2.280%	11/7/22	2,120	2,120
	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,007
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	883
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	513
	Foothill-De Anza Community College District GO, Prere.	5.000%	2/1/23	75	77
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	293
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	36,255	37,460
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	1,385	1,431
	Fresno Unified School District GO	2.000%	8/1/24	760	739
14

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	2.000%	8/1/25	700	663
[3,6]	Fresno Unified School District GO TOB VRDO	2.270%	11/7/22	7,370	7,370
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	2/1/23	110	111
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue Prere.	5.000%	12/1/22	54,475	56,848
[3,6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	2.300%	11/7/22	38,420	38,420
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	4,000	4,042
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,532
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,465	3,612
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	220	222
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	765	798
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	324
[1,3,6]	Hayward Unified School District GO TOB VRDO	2.280%	11/7/22	3,250	3,250
	Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,071
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,488
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	202
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	202
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	241
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	287
[3,6]	Long Beach Unified School District GO TOB VRDO	2.270%	11/7/22	9,620	9,620
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	254
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	51
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,211
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	9,560	9,860
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	40	41
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	9,250	9,541
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	14,880	15,348
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	13,300	13,718
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	46
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,262
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	88
[3,6]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	44,040	44,040
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,015
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	903
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	481
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	76
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,078
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	81
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	402
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	67
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	28,379
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,154
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	14,755
	Los Angeles CA Unified School District GO	5.000%	7/1/25	230	241
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	339
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	566
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	20,551
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	722
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	11,770
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,005
[3,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	4,740	4,740
	Los Angeles Community College District GO, Prere.	5.000%	2/1/23	175	180
[3,6]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	2.270%	11/7/22	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	45
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	4,972
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	88
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	51
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	200	209
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,135	1,150
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,002
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,035
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,227
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	21
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	257
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	146
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	80	85
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	79
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	60	64
15

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	90	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,282
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	91
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	51
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	85	85
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	228
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	490	491
[5]	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,467
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,650	1,670
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	26
[3,6]	Los Angeles Unified School District GO TOB VRDO	2.260%	11/7/22	15,000	15,000
	Los Rios Community College District GO	3.000%	8/1/24	5,000	4,949
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,433
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	344
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	500	506
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	496
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	185
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	315	329
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	675	701
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.380%	5/21/24	2,500	2,488
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	2,750	2,737
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	8,940	8,896
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	506
[3,6]	Montebello CA Unified School District GO TOB VRDO	2.270%	11/7/22	4,800	4,800
	Mount San Antonio Community College District GO, Prere.	5.000%	2/1/23	170	172
	Norris School District GO, Prere.	0.000%	5/1/24	500	243
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	615
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	35,965	35,663
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	22,100	22,100
[3,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.270%	11/3/22	10,000	10,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	2,000	2,092
[1,3,6]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	2.290%	11/7/22	2,000	2,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	241
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/23	150	151
	Orange County Transportation Authority Miscellaneous Revenue BAN	4.000%	10/15/24	1,500	1,520
[7]	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	70,000	72,346
	Orange County Water District COP	2.000%	8/15/23	515	509
	Orange County Water District COP	4.000%	2/15/25	7,240	7,373
[3,6]	Palomar CA Community College District GO TOB VRDO	2.270%	11/7/22	6,400	6,400
[1]	Palomar Health COP VRDO	2.800%	11/1/22	8,150	8,150
[1]	Palomar Health COP VRDO	2.850%	11/2/22	14,850	14,850
[1]	Palomar Health COP VRDO	2.820%	11/3/22	6,325	6,325
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,517
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,044
	Peralta Community College District GO	5.000%	8/1/25	500	522
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,500	1,548
[3,6]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	20,850	20,850
[3,6]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	21,670	21,670
[3,6]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	37,605	37,605
[3,6]	River Islands Public Financing Authority Community Facilities TOB VRDO	2.490%	12/5/22	38,500	38,500
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	102
[2,3,6]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	2.290%	11/7/22	5,000	5,000
[4]	Riverside CA Water Revenue, SIFMA Municipal Swap Index Yield + 0.130%	2.370%	1/18/23	6,150	6,147
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	5/1/23	250	256
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/23	950	996
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/23	850	891
[2,3,6]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	2.290%	11/7/22	2,420	2,420
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	12/1/22	15	15
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	371
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	51
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	504
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,113
[3,6]	Sacramento CA Water Revenue TOB VRDO	2.270%	11/7/22	15,600	15,600
[3,6]	Sacramento City Unified School District GO TOB VRDO	2.270%	11/7/22	1,200	1,200
	Sacramento County CA COP	5.000%	10/1/23	900	913
16

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,463
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,017
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,534
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,943
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	46
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	1,370	1,382
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	390	403
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	2/1/23	225	228
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	5,000	5,176
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,195	5,276
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,575	11,586
	San Diego CA Unified School District GO	5.000%	7/1/24	55	57
	San Diego Community College District GO, Prere.	5.000%	2/1/23	75	76
	San Diego Community College District GO, Prere.	5.000%	2/1/23	125	127
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	506
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,024
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,028
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,140
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	881
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,128
[3,6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	2.320%	11/7/22	7,140	7,140
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/23	6,050	6,181
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/23	2,515	2,579
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	304
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,391
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	616
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,825	1,873
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	177
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	147
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,566
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,500	3,755
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,793
	San Francisco CA City & County GO	5.000%	6/15/23	555	561
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,574
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,571
	San Francisco CA City & County GO	5.000%	6/15/25	140	142
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,603
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,011
[3,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	13,900	13,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	57
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,102
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	4,420	4,576
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	2,025	2,096
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	3,665	3,794
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	1,025	1,061
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	51
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	200	202
	San Francisco City & County CA GO	5.000%	6/15/24	150	152
[3,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	21,000	21,000
[3,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	50,000	50,000
[3,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	31,350	31,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	45,078
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,685	4,619
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	131
	San Francisco Unified School District GO	5.000%	6/15/23	60	61
	San Francisco Unified School District GO	4.000%	6/15/24	75	76
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/23	310	322
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	12/1/22	800	809
	San Jose Unified School District GO, Prere.	3.800%	2/1/23	140	141
	San Juan Unified School District GO	3.000%	8/1/23	575	575
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	503
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	202
[2]	San Leandro Unified School District GO	4.000%	8/1/25	135	137
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,013
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,084
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	76
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,565
17

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	8,851
	Solano County Community College District GO, Prere.	4.375%	2/1/23	100	101
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,734
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,190
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,315	2,344
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	19,013
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,030
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	837
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	823
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,332
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,258
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,279
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,278
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	645
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	673
[1]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	728
[1]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	776
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/23	260	261
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	20
	United Water Conservation District COP	5.000%	10/1/23	805	817
	United Water Conservation District COP	5.000%	10/1/24	845	871
	University of California College & University Revenue	5.000%	5/15/23	270	273
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,232
	University of California College & University Revenue	4.000%	5/15/24	225	228
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,438
	University of California College & University Revenue	5.000%	5/15/24	710	730
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,055
[5]	University of California College & University Revenue	5.000%	5/15/24	10,570	10,804
	University of California College & University Revenue	5.000%	5/15/25	40	42
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,612
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,565
	University of California College & University Revenue	5.000%	5/15/25	235	241
[5]	University of California College & University Revenue	5.000%	5/15/25	10,890	11,255
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,854
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,058
	University of California College & University Revenue	5.000%	5/15/26	4,050	4,092
[5]	University of California College & University Revenue	5.000%	5/15/26	11,420	11,941
	University of California College & University Revenue PUT	5.000%	5/15/23	3,455	3,489
[3,6]	University of California College & University Revenue TOB VRDO	2.270%	11/7/22	15,375	15,375
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	415	416
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	407
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	393
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	233
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	568
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	428
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	598
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	497
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	186
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	269
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	237
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/25	550	574
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/26	400	424
					2,377,141
Colorado (1.2%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	270
	Aurora CO Water Revenue, Prere.	5.000%	2/1/23	5,000	5,302
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	101
	Colorado COP	5.000%	3/15/23	450	453
	Colorado COP	5.000%	12/15/23	2,835	2,891
	Colorado COP	5.000%	12/15/23	105	107
	Colorado COP	5.000%	12/15/24	90	93
	Colorado COP	5.000%	12/15/25	4,045	4,243
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	300
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	695
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	738
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	788
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	44
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,315
18

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	613
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,535	1,539
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	86
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,448
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	180	182
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	323
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,040
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	313
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	371
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	90	93
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	196
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	468
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	555	577
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,960	2,960
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,505	3,551
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	23,640	24,677
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	13,145	13,969
[3,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/22	1,945	1,968
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	545	547
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.790%	8/17/26	10,020	9,895
[8]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	1.650%	4/1/23	1,215	1,204
[4]	Colorado School of Mines College and University Revenue, 1M USD LIBOR + 0.550%	2.596%	11/1/22	8,280	8,266
[3,6]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	2.270%	11/7/22	10,310	10,310
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,001
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	57
[3,6]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	7,970	7,970
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,086
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	574
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	265	270
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,344
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,118
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,582
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	12,925	12,930
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	213
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	51
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	227
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	228
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,389
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	231
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	187
[4]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	5,580	5,495
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	300
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	441
[1]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	676
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	802
	Regional Transportation District COP	5.000%	6/1/24	1,050	1,061
	Regional Transportation District COP	5.000%	6/1/25	50	51
	Regional Transportation District COP, Prere.	5.000%	12/1/22	2,790	2,817
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	100
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	352
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	405
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	335
[3,6]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	2.320%	11/7/22	7,500	7,500
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	100	100
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	15,855
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,310	2,195
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,350	1,257
	University of Colorado College & University Revenue, Prere.	5.000%	12/1/22	100	101
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	28,725	29,305
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	165
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	117
19

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	206
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	130
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	494
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	724
					234,250
Connecticut (2.0%)
	Bridgeport CT GO	5.000%	2/15/23	535	538
	Bridgeport CT GO	5.000%	2/15/24	450	459
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,032
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	21
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	52
	Connecticut GO	5.000%	12/15/22	460	461
	Connecticut GO	3.000%	1/15/23	5,125	5,123
	Connecticut GO	5.000%	1/15/23	2,070	2,078
	Connecticut GO	5.000%	1/15/23	4,445	4,462
	Connecticut GO	5.000%	4/15/23	2,440	2,461
	Connecticut GO	5.000%	4/15/23	3,750	3,782
	Connecticut GO	3.000%	6/1/23	790	789
	Connecticut GO	4.000%	6/1/23	210	211
	Connecticut GO	4.000%	6/15/23	1,875	1,885
	Connecticut GO	5.000%	6/15/23	1,300	1,315
	Connecticut GO	5.000%	7/15/23	2,000	2,026
	Connecticut GO	5.000%	9/1/23	65	66
	Connecticut GO	5.000%	9/15/23	1,600	1,625
	Connecticut GO	5.000%	10/15/23	3,665	3,727
	Connecticut GO	5.000%	10/15/23	795	796
	Connecticut GO	5.000%	11/15/23	1,140	1,161
	Connecticut GO	3.000%	1/15/24	3,000	2,994
	Connecticut GO	4.000%	1/15/24	2,250	2,272
	Connecticut GO	5.000%	1/15/24	13,035	13,312
	Connecticut GO	5.000%	4/15/24	575	590
	Connecticut GO	5.000%	4/15/24	270	277
	Connecticut GO	5.000%	5/15/24	325	334
	Connecticut GO	3.000%	6/1/24	550	548
	Connecticut GO	4.000%	6/1/24	275	278
	Connecticut GO	4.000%	6/15/24	1,000	1,013
	Connecticut GO	5.000%	7/15/24	385	390
	Connecticut GO	5.000%	7/15/24	3,000	3,089
	Connecticut GO	5.000%	8/15/24	635	644
	Connecticut GO	5.000%	9/15/24	185	191
	Connecticut GO	5.000%	9/15/24	25	26
	Connecticut GO	5.000%	9/15/24	2,065	2,131
	Connecticut GO	5.000%	10/15/24	3,880	3,944
	Connecticut GO	3.000%	1/15/25	7,075	6,968
	Connecticut GO	4.000%	1/15/25	2,090	2,116
	Connecticut GO	5.000%	3/1/25	1,415	1,446
	Connecticut GO	5.000%	4/15/25	1,505	1,564
	Connecticut GO	5.000%	4/15/25	190	197
	Connecticut GO	4.000%	5/15/25	3,800	3,854
	Connecticut GO	4.000%	6/1/25	1,400	1,420
	Connecticut GO	4.000%	6/15/25	525	533
	Connecticut GO	5.000%	7/15/25	4,000	4,171
	Connecticut GO	5.000%	8/15/25	5,645	5,719
	Connecticut GO	5.000%	9/15/25	595	622
	Connecticut GO	5.000%	3/1/26	450	452
	Connecticut GO	5.000%	6/15/26	450	475
	Connecticut GO	5.000%	8/15/26	9,290	9,409
	Connecticut GO	5.000%	9/15/26	595	630
	Connecticut GO	4.000%	10/15/26	1,785	1,785
	Connecticut GO	5.000%	3/1/27	1,000	1,021
	Connecticut GO	5.000%	6/15/27	335	358
	Connecticut GO	5.000%	9/15/27	600	643
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	11/3/22	2,675	2,677
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	3.190%	11/3/22	135	136
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.050%	3.290%	11/3/22	4,325	4,331
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	437
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	234
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	229
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	316
20

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	444
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	161
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	5,380	5,182
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	260	260
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,092
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.230%	11/7/22	150	150
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	11/15/24	9,225	9,179
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	2.870%	11/15/24	24,420	24,298
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/22	3,020	3,020
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	842
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	744
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,402
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,543
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,345	1,349
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,753
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	265	266
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	630
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	167
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,098
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,555
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	675	677
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,779
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	520
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,125
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,131
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,048
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	120	125
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,801
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,836
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,904
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,725
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	2,250	2,405
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,380	1,475
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	520
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	415
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	375
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,945	4,967
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	17,820	17,684
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	3,525	3,438
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	10,838
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	26,015	24,710
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	24,299
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	18,427
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	17,482
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,050	11,161
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,000	1,845
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,184
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	323
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,695
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	380	374
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	748
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	355
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	165	160
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	586
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,230
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,530	14,927
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	4,450	4,570
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	384
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	129
21

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/22	120	120
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/22	255	255
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	255	260
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	254
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	160	165
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	258
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	160	168
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	175	183
[1]	Hartford CT GO	5.000%	7/1/26	1,100	1,139
	Meriden CT GO	5.000%	3/15/23	425	428
	Meriden CT GO	5.000%	3/15/24	875	895
	Meriden CT GO	5.000%	3/15/25	1,305	1,354
	Meriden CT GO	5.000%	3/15/26	1,075	1,128
	Metropolitan District GO	5.000%	7/15/23	525	532
	Metropolitan District GO	5.000%	7/15/23	1,000	1,013
	Metropolitan District GO	5.000%	7/15/23	1,045	1,058
[1]	New Haven CT GO	5.000%	8/15/24	395	405
	University of Connecticut College & University Revenue	5.000%	2/15/23	615	618
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,600	1,611
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	117
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	329
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	206
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	399
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	538
					395,789
Delaware (0.1%)
	Delaware GO	5.000%	2/1/23	50	50
	Delaware GO	5.000%	7/1/23	175	177
	Delaware GO	5.000%	2/1/24	1,000	1,022
	Delaware GO	5.000%	8/1/24	2,770	2,806
	Delaware GO	5.000%	10/1/26	2,000	2,128
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	405
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	221
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	172
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	200
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,370	5,637
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,155
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	3,943
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,240
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	643
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,185
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,120
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,209
					24,313
District of Columbia (0.7%)
	District of Columbia GO	5.000%	2/1/23	5,100	5,123
	District of Columbia GO	3.000%	6/1/23	100	100
	District of Columbia GO	5.000%	6/1/23	630	637
	District of Columbia GO	5.000%	6/1/23	100	101
	District of Columbia GO	5.000%	6/1/24	640	647
	District of Columbia GO	5.000%	6/1/24	215	221
	District of Columbia GO	5.000%	6/1/25	20	20
	District of Columbia GO	5.000%	6/1/27	2,865	2,980
	District of Columbia GO	5.000%	6/1/27	3,415	3,600
	District of Columbia GO	5.000%	6/1/27	3,170	3,364
[3,6]	District of Columbia GO TOB VRDO	2.270%	11/7/22	1,850	1,850
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,290	1,287
	District of Columbia Income Tax Revenue	5.000%	12/1/23	365	366
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	129
	District of Columbia Income Tax Revenue	5.000%	12/1/24	235	235
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,378
22

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/26	6,825	6,835
	District of Columbia Income Tax Revenue	5.000%	12/1/26	3,025	3,217
	District of Columbia Income Tax Revenue	5.000%	12/1/27	3,680	3,963
[3,6]	District of Columbia Income Tax Revenue TOB VRDO	2.270%	11/7/22	6,500	6,500
[3,6]	District of Columbia Income Tax Revenue TOB VRDO	2.270%	11/7/22	895	895
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	152
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,700	3,558
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	3,000	2,858
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	4/1/23	235	239
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	4/1/23	520	528
[2,3,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.360%	11/7/22	17,141	17,141
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	4/1/23	15,510	17,246
[3,6]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	2.330%	11/7/22	13,630	13,630
[1,3,6]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.360%	11/7/22	26,160	26,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	832
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,437
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	21
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,074
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	132
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,057
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,057
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,043
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,086
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,851
					147,550
Florida (2.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	350
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	175	174
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	705
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,069
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	344
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	210	203
[3,6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	3,605	3,605
[3,6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	5,645	5,645
[3,6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
[3,6]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	5,200	5,200
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	584
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	618
	Broward County FL School District COP	5.000%	7/1/23	135	136
	Broward County FL School District COP	5.000%	7/1/24	45	46
[3,6]	Broward County FL School District GO TOB VRDO	2.270%	11/7/22	16,000	16,000
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	403
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,088
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	462
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	292
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,641
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	1,125	1,156
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	411
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	494
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,029
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,101
[1]	Deltona FL Utility System Water Revenue, Prere.	5.125%	4/1/23	750	762
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	788
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,040
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,108
[3,6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.410%	11/7/22	4,365	4,365
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	243
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	175
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	46
	Florida Department of Management Services COP	5.000%	11/1/23	445	452
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,373
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	10,472
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,308
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	541
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	526
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	5,783
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	283
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
23

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,129
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,246
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	222
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	551
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	352
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	113
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	105
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,443
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	519
	Florida GO	5.000%	6/1/23	2,075	2,097
	Florida GO	5.000%	6/1/23	4,895	4,947
	Florida GO	5.000%	7/1/23	3,620	3,663
	Florida GO	5.000%	7/1/23	525	531
	Florida GO	5.000%	6/1/24	455	468
	Florida GO	5.000%	6/1/24	1,400	1,439
	Florida GO	5.000%	6/1/24	310	319
	Florida GO	5.000%	6/1/24	50	51
	Florida GO	5.000%	6/1/24	1,000	1,028
	Florida GO	5.000%	7/1/24	10,160	10,445
	Florida GO	5.000%	6/1/25	500	505
	Florida GO	5.000%	6/1/25	2,665	2,780
	Florida GO	5.000%	7/1/26	3,000	3,174
[1]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	304
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,125	1,138
[3,6]	Florida Higher Educational Facilities Financial Authority College & University Revenue TOB VRDO	2.280%	11/7/22	2,450	2,450
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,798
	Florida Lottery Revenue	5.000%	7/1/23	50	51
	Florida Lottery Revenue	5.000%	7/1/24	25	26
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,711
	Florida Lottery Revenue	5.000%	7/1/24	90	93
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	792
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	508
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	515
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	260
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	184
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	961
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,650
[3,6]	Fort Myers FL Utility System Water Revenue TOB VRDO	2.340%	11/7/22	1,600	1,600
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	130
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/27	375	397
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	66
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	83
[3,6]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	1.740%	11/1/22	33,260	33,260
[3,6]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	2.270%	11/7/22	7,720	7,720
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	155
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	637
	Hernando County FL Water Revenue	4.000%	6/1/24	625	632
	Hernando County FL Water Revenue	4.000%	6/1/25	575	578
[1]	Hernando County School District COP	5.000%	7/1/25	1,300	1,350
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	146
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	10,200	10,200
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	21,225	21,225
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,056
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	1,995
[3,6]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	2.300%	11/7/22	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	648
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,411
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,504
	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,217
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,607
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,182
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	765
[3,6]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	17,435	17,435
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	71
[3,6]	JEA Electric System Electric Power & Light Revenue TOB VRDO	2.290%	11/7/22	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	2.270%	11/7/22	4,500	4,500
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	1,987
24

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,132
	JEA Water & Sewer System Water Revenue VRDO	2.300%	11/7/22	26,270	26,270
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	305
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	292
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	278
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	305
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	657
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	160	160
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	377
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	182
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,270	2,147
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	508
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	916
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	21
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,269
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,183
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,805
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	120	122
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	760
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	948
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	909
[1,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,173
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,027
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	40
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,020
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	413
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	303
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,645	2,696
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	208
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,293
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,400
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,083
[3,6]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	2.490%	12/5/22	5,895	5,895
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,264
[3]	Miami-Dade County FL Recreational Revenue VRDO	2.260%	11/7/22	1,000	1,000
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	188
[3,6]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	2.300%	11/7/22	3,780	3,780
[1]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	4/1/23	50	50
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	4/1/23	560	569
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	4/1/23	590	601
[5]	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/23	6,250	6,250
	Miami-Dade County School Board COP	5.000%	11/1/23	45	46
	Miami-Dade County School Board COP	5.000%	2/1/24	830	847
	Miami-Dade County School Board COP	5.000%	2/1/25	100	103
	Miami-Dade County School Board COP	5.000%	5/1/25	50	52
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	4/1/23	1,575	1,604
[2]	North Port FL Special Assessment Revenue, Prere.	5.000%	1/1/23	1,425	1,442
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,536
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,704
	Okaloosa County School Board COP	5.000%	10/1/25	425	441
	Okaloosa County School Board COP	5.000%	10/1/26	555	582
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	66
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	503
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,047
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	77
[3,6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	2,875	2,875
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,240
	Orange County School Board COP, Prere.	5.000%	2/1/23	1,970	2,054
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/23	60	62
[1]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,000
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	203
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	52
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	382
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	418
[1]	Palm Bay FL GO	5.000%	7/1/23	915	925
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	114
25

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	119
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	123
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	677
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	143
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	150	155
[3,6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	4,240	4,240
	Palm Beach County School District COP	5.000%	8/1/23	45	46
	Palm Beach County School District COP	5.000%	8/1/24	200	206
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,383
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	660
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	804
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	334
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	282
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	488
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	340
[3,6]	Reedy Creek FL Improvement District GO TOB VRDO	2.310%	11/7/22	2,950	2,950
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,015
[3,6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	13,445	13,445
[3,6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	11,000	11,000
[3,6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	353
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	62
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	163
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	116
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	1,000	927
	South Florida Water Management District COP	5.000%	10/1/23	450	457
[3,6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	22,395	22,395
[3,6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	40,535	40,535
[3,6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,230	3,230
[3,6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	71
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	588
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	110
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	227
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	345
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	52
	Tallahassee FL Energy System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,845	1,872
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	358
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	178
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	500	446
[3,6]	Volusia County FL Hospital Revenue TOB VRDO	1.670%	11/1/22	4,815	4,815
	Volusia County School Board COP	5.000%	8/1/24	125	128
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	174
					492,539
Georgia (2.6%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	414
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	625
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	3/1/23	60	60
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	3/1/23	235	238
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	244
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,214
[5]	Atlanta GA GO	5.000%	12/1/25	1,000	1,051
[5]	Atlanta GA GO	5.000%	12/1/25	1,750	1,839
[5]	Atlanta GA GO	5.000%	12/1/26	1,200	1,278
[5]	Atlanta GA GO	5.000%	12/1/26	1,350	1,436
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	168
[3,6]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	2.270%	11/7/22	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	325	338
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	575	599
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	550	573
[3,6]	Atlanta GA Water Revenue TOB VRDO	2.270%	11/7/22	8,385	8,385
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	185
[3,6]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	11,250	11,250
[3,6]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	15,900	15,900
[3,6]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	2.300%	11/7/22	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,064
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	433
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	225
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	503
26

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	748
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	361
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,053
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,175
[3,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,500	3,500
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,046
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,615	2,701
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	302
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	204
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	463
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	389
[3,6]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,460	1,460
	Douglas County School District GO	5.000%	4/1/23	365	368
	Douglas County School District GO	5.000%	4/1/24	500	512
	Douglas County School District GO	5.000%	4/1/25	600	624
	Douglas County School District GO	5.000%	4/1/26	570	601
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,965	3,006
	Forsyth County School District GO	5.000%	2/1/23	40	40
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	553
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	318
[3,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	2,500	2,500
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,380	1,380
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,125	2,129
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,518
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	312
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	304
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	255
[3,6]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	5,260	5,260
[3,6]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,750	3,750
	Georgia GO	5.000%	1/1/23	100	100
	Georgia GO	5.000%	2/1/23	50	50
	Georgia GO	5.000%	7/1/23	50	51
	Georgia GO	5.000%	8/1/23	3,515	3,563
	Georgia GO	5.000%	1/1/24	5,165	5,180
	Georgia GO	5.000%	1/1/24	200	204
	Georgia GO	5.000%	2/1/24	90	92
	Georgia GO	5.000%	7/1/24	155	159
	Georgia GO	5.000%	12/1/24	50	52
	Georgia GO	5.000%	2/1/25	35	36
	Georgia GO	4.000%	7/1/25	600	612
	Georgia GO	5.000%	7/1/25	15,115	15,797
	Georgia GO	4.000%	2/1/26	485	489
	Georgia GO	5.000%	12/1/27	3,470	3,699
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	551
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,007
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,115
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	550	551
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,849
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	842
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,030
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,168
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	507
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,346
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	722
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	801
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	615
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	634
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,545
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	180
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	254
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	435
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	26
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,206
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,873
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,670
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,122
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	856
	Henry County School District GO	5.000%	8/1/23	1,615	1,637
27

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston County School District GO	5.000%	9/1/25	775	811
	Houston Healthcare System Inc., Prere.	5.000%		5,665	5,746
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	250
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,000
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	753
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,038
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	441
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	991
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,110
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,166
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,323
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	408
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,092
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,515
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	594
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,463
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,930
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	694
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,123
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	3,953
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	49,415	49,310
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	30,620	30,536
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	40,135	39,883
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	47,315	45,417
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	32,835	31,721
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	838
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	8,640	8,476
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,395	9,580
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.810%	12/1/23	18,740	18,540
[4]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	2.846%	9/1/23	24,775	24,606
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	2.926%	8/1/48	32,690	32,409
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	824
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	497
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	565
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,043
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,266
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	402
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,482
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	689
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,127
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	620
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	304
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	440
	Richmond County Board of Education GO	5.000%	10/1/25	500	524
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	886
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/23	5,000	5,283
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	812
					515,555
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	390
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	553
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,113
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,661
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,343
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,347
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,967
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,767
					12,141
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,323
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	5/29/23	1,835	1,835
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.820%	5/29/23	3,550	3,550
	Hawaii GO	5.000%	8/1/23	105	106
	Hawaii GO	5.000%	10/1/23	50	51
	Hawaii GO	5.000%	10/1/23	150	153
28

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	10/1/23	2,675	2,719
	Hawaii GO	5.000%	10/1/23	655	666
	Hawaii GO	5.000%	10/1/23	70	71
	Hawaii GO	5.000%	10/1/23	65	66
	Hawaii GO	5.000%	1/1/24	100	102
	Hawaii GO	5.000%	5/1/24	75	77
	Hawaii GO	5.000%	10/1/24	1,335	1,379
	Hawaii GO	5.000%	10/1/24	40	41
	Hawaii GO	5.000%	1/1/25	50	52
	Hawaii GO, Prere.	5.000%	2/1/23	300	304
	Hawaii GO, Prere.	5.000%	2/1/23	1,315	1,332
	Hawaii GO, Prere.	5.000%	5/1/23	2,350	2,350
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,019
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,563
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,315
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,561
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,870	7,947
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,216
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,156
	Honolulu HI City & County GO	5.000%	7/1/23	500	506
	Honolulu HI City & County GO	5.000%	9/1/23	220	223
	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,654
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,113
	Honolulu HI City & County GO	5.000%	7/1/24	500	514
	Honolulu HI City & County GO	5.000%	10/1/24	60	62
	Honolulu HI City & County GO	5.000%	11/1/24	140	140
	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,937
	Honolulu HI City & County GO	4.000%	7/1/25	505	514
	Honolulu HI City & County GO	5.000%	7/1/25	275	287
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,045
	Honolulu HI City & County GO	5.000%	3/1/26	1,170	1,233
	Honolulu HI City & County GO	4.000%	7/1/26	285	292
	Honolulu HI City & County GO	5.000%	7/1/26	500	529
	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,605
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,135
	Honolulu HI City & County GO PUT	5.000%	9/1/23	450	454
					79,197
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	252
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,061
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	1.640%	11/1/22	6,600	6,600
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,030
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.600%	2/1/23	15,100	15,101
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	880	890
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	460
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	676
	University of Idaho College & University Revenue	5.000%	4/1/23	360	362
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	164
					27,596
Illinois (6.0%)
[3,6]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.360%	11/7/22	25,335	25,335
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,617
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	182
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	599
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	220
[9]	Chicago Board of Education GO	0.000%	12/1/22	835	833
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,899
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,541
[1]	Chicago Board of Education GO	5.000%	12/1/22	500	501
	Chicago Board of Education GO	5.000%	12/1/22	5,915	5,918
	Chicago Board of Education GO	5.000%	12/1/22	785	785
	Chicago Board of Education GO	5.000%	12/1/22	1,735	1,736
[9]	Chicago Board of Education GO	0.000%	12/1/23	2,935	2,802
[9]	Chicago Board of Education GO	0.000%	12/1/23	750	716
	Chicago Board of Education GO	5.000%	12/1/23	5,015	5,037
[1]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,028
	Chicago Board of Education GO	5.000%	12/1/23	9,695	9,738
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,085
29

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,148
[9]	Chicago Board of Education GO	0.000%	12/1/24	900	820
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,002
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,152
[9]	Chicago Board of Education GO	0.000%	12/1/25	475	413
[9]	Chicago Board of Education GO	0.000%	12/1/25	670	582
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,624
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	25	22
	Chicago Board of Education GO	5.000%	12/1/25	1,000	999
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,331
	Chicago Board of Education GO	0.000%	12/1/26	2,000	1,645
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,210	1,825
	Chicago Board of Education GO	5.000%	12/1/26	2,000	1,985
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,761
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,439
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,302
	Chicago Board of Education GO	5.000%	12/1/27	625	618
[3,6]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	2.320%	11/7/22	142,600	142,600
[9]	Chicago IL GO	0.000%	1/1/23	100	99
	Chicago IL GO	5.000%	1/1/23	250	250
	Chicago IL GO	5.250%	1/1/23	1,200	1,202
	Chicago IL GO	5.000%	1/1/24	5,630	5,648
	Chicago IL GO	5.000%	1/1/24	500	502
	Chicago IL GO	5.000%	1/1/24	560	562
	Chicago IL GO	5.000%	1/1/24	50	50
	Chicago IL GO	0.000%	1/1/25	40	36
	Chicago IL GO	5.000%	1/1/25	2,500	2,508
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,280	3,290
	Chicago IL GO	5.000%	1/1/26	3,505	3,510
	Chicago IL GO	5.000%	1/1/26	2,615	2,619
	Chicago IL GO	5.250%	1/1/28	5,000	5,006
	Chicago IL GO, ETM	5.000%	1/1/23	1,900	1,905
	Chicago IL GO, ETM	5.000%	1/1/23	7,030	7,050
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,130
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/23	1,000	1,033
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/23	850	878
[3,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.310%	11/7/22	45,790	45,790
[3,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.320%	11/7/22	18,480	18,480
[3,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.400%	11/7/22	4,435	4,435
[3,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.400%	11/7/22	3,700	3,700
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,370	2,376
[1,3,6]	Chicago IL Water Revenue TOB VRDO	2.400%	11/7/22	1,045	1,045
[3,6]	Chicago IL Water Revenue TOB VRDO	2.400%	11/7/22	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,127
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	200	201
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	400	401
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,109
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	401
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	585	587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	250	251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	105	105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	173
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	210	211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	480	481
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,403
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,527
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,520	1,550
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,050
[3,6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	2.400%	11/7/22	3,750	3,750
	Chicago Park District GO	4.000%	1/1/23	1,565	1,566
	Chicago Park District GO	4.000%	1/1/23	275	275
	Chicago Park District GO	5.000%	1/1/23	100	100
30

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	4.000%	1/1/24	670	673
	Chicago Park District GO	5.000%	1/1/24	100	102
	Chicago Park District GO	4.000%	1/1/25	390	389
	Chicago Park District GO	4.000%	1/1/25	2,315	2,309
[2]	Chicago Park District GO	5.000%	1/1/25	200	204
	Chicago Park District GO	4.000%	1/1/26	1,190	1,182
	Chicago Park District GO	4.000%	1/1/26	815	809
[2,3,6]	Chicago Park District GO TOB VRDO	2.290%	11/7/22	6,000	6,000
[3,6]	Chicago Park District GO TOB VRDO	2.340%	11/7/22	500	500
	Chicago Park District GO, Prere.	5.750%	1/1/23	660	679
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	185	187
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	848
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,558
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	320	326
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,562
[3,6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.400%	11/7/22	3,625	3,625
[3,6]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	2.290%	11/7/22	16,400	16,400
[3,6]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	2.310%	11/7/22	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,129
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,871
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,000	1,001
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,636
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,705
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,675
	Cook County IL GO	5.000%	11/15/22	285	285
	Cook County IL GO	5.000%	11/15/22	3,220	3,222
	Cook County IL GO	5.000%	11/15/23	900	914
	Cook County IL GO	5.000%	11/15/24	1,025	1,053
	Cook County IL GO	4.000%	11/15/25	4,650	4,660
	Cook County IL GO	5.000%	11/15/25	805	836
	Cook County IL GO	5.000%	11/15/25	10,105	10,496
	Cook County IL GO	4.000%	11/15/26	1,850	1,848
	Cook County IL GO	5.000%	11/15/26	300	315
	Cook County IL GO	5.000%	11/15/27	325	344
[3,6]	Cook County IL GO TOB VRDO	2.300%	11/7/22	7,500	7,500
[3,6]	Cook County IL Sales Tax Revenue TOB VRDO	2.340%	11/7/22	7,685	7,685
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	300
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,013
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	268
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	287
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	900	937
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	360	378
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	480	508
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	225	240
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,681
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	938
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	952
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,012
[3]	Illinois Development Finance Authority Private Schools Revenue VRDO	2.260%	11/7/22	5,000	5,000
[3,6]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	2.270%	11/7/22	7,750	7,750
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	9,400	9,400
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,320
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	315
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,895
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	834
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,738
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,090
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,185
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	886
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,585
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	756
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	147
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	136
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	558
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	239
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	815
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,080
31

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,356
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	156
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,318
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	23,237
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	5/1/26	1,405	1,362
[3,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	7,785	7,785
[3,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	10,360	10,360
[3,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	2,290	2,290
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	7,600	7,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	44,825	44,825
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	100	103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	637
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	5/29/23	5,705	5,705
	Illinois Finance Authority Lease Revenue	4.000%	1/1/23	1,110	1,111
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,668
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	97
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	66
[4]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	3.335%	9/1/25	13,115	12,986
	Illinois Finance Authority Water Revenue	5.000%	1/1/23	385	386
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	372
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	318
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	103
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,580	2,707
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	700	739
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,311
	Illinois GO	5.000%	11/1/22	32,780	32,780
	Illinois GO	4.000%	1/1/23	1,930	1,930
	Illinois GO	4.000%	2/1/23	1,695	1,695
	Illinois GO	5.000%	2/1/23	490	491
	Illinois GO	4.000%	3/1/23	7,605	7,606
	Illinois GO	5.000%	3/1/23	2,125	2,132
	Illinois GO	5.000%	3/1/23	1,480	1,485
	Illinois GO	5.000%	3/1/23	3,750	3,763
	Illinois GO	5.000%	3/1/23	2,000	2,007
	Illinois GO	5.000%	4/1/23	145	146
	Illinois GO	5.000%	5/1/23	390	392
	Illinois GO	5.000%	5/1/23	1,000	1,005
	Illinois GO	5.250%	5/1/23	1,500	1,509
	Illinois GO	5.375%	5/1/23	4,100	4,128
	Illinois GO	5.000%	8/1/23	575	579
	Illinois GO	5.000%	10/1/23	100	101
	Illinois GO	5.000%	10/1/23	5,000	5,038
	Illinois GO	5.000%	11/1/23	25,195	25,394
	Illinois GO	5.000%	11/1/23	2,035	2,051
	Illinois GO	5.000%	12/1/23	100	101
	Illinois GO	4.000%	2/1/24	50	50
	Illinois GO	5.000%	2/1/24	850	857
	Illinois GO	4.000%	3/1/24	2,180	2,171
	Illinois GO	5.000%	3/1/24	4,460	4,498
	Illinois GO	5.000%	4/1/24	375	378
	Illinois GO	4.000%	5/1/24	175	174
	Illinois GO	5.000%	5/1/24	1,095	1,104
	Illinois GO	5.500%	5/1/24	2,875	2,921
	Illinois GO	5.000%	6/1/24	2,500	2,522
	Illinois GO	5.500%	7/1/24	500	503
	Illinois GO	0.000%	8/1/24	200	186
	Illinois GO	5.000%	10/1/24	815	822
	Illinois GO	5.000%	11/1/24	13,830	13,950
	Illinois GO	5.000%	1/1/25	75	76
	Illinois GO	5.000%	2/1/25	3,750	3,780
	Illinois GO	5.000%	2/1/25	625	628
	Illinois GO	5.000%	3/1/25	3,050	3,074
	Illinois GO	5.000%	3/1/25	11,935	12,028
	Illinois GO	5.000%	5/1/25	2,500	2,520
	Illinois GO	5.500%	5/1/25	3,000	3,059
32

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.500%	7/1/25	2,930	2,945
	Illinois GO	4.000%	8/1/25	720	707
	Illinois GO	5.000%	10/1/25	4,005	4,036
	Illinois GO	5.000%	11/1/25	7,500	7,558
	Illinois GO	5.000%	1/1/26	3,460	3,486
	Illinois GO	5.000%	3/1/26	17,440	17,566
	Illinois GO	5.000%	11/1/26	2,000	2,014
	Illinois GO	5.000%	2/1/27	1,500	1,503
	Illinois GO	5.000%	3/1/27	4,200	4,226
	Illinois GO	5.500%	7/1/27	1,700	1,707
	Illinois GO	5.000%	10/1/27	3,000	3,012
	Illinois GO	5.000%	11/1/27	4,520	4,536
	Illinois GO	5.000%	11/1/28	8,290	8,301
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	370	368
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	843
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	446
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	998
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,982
[3,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.290%	11/7/22	2,085	2,085
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	445	447
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	255
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,524
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,167
	Illinois Sales Tax Revenue	5.000%	6/15/23	570	573
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,030
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,887
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	694
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	262
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,684
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,172
	Illinois Sales Tax Revenue	5.000%	6/15/26	750	754
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,282
[3,6]	Illinois Sales Tax Revenue TOB VRDO	2.280%	11/7/22	3,530	3,530
[3,6]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,166	1,166
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	476
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	215	216
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,302
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	201
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	642
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,564
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,265
[3,6]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	2.300%	11/7/22	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/24	16,750	16,940
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	8,245	8,414
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	195
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	156
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	395
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	115
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	220
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	147
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	253
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	189
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,560
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,585
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,771
	Lake County IL GO	4.000%	11/30/22	3,340	3,342
	Lake County IL GO	4.000%	11/30/23	6,670	6,723
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,778
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,340	3,252
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	93
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,221
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,488
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,920
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	1,870	1,605
[1,3,6,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.400%	11/7/22	7,341	7,341
[2,3,6]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	2.360%	11/7/22	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	702
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	620	633
33

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	400	412
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	259
[2]	Peoria IL GO	4.000%	1/1/23	500	500
[2]	Peoria IL GO	4.000%	1/1/24	925	930
[2]	Peoria IL GO	4.000%	1/1/25	750	759
[2]	Peoria IL GO	4.000%	1/1/26	250	253
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,500	1,527
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,045	1,074
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,131
[9]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	557
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	364
	Regional Transportation Authority Sales Tax Revenue PUT	2.750%	2/1/23	16,400	16,400
[3,6]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	2,776
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,753
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,387
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,858
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	85
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,883
[3,6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.340%	11/7/22	1,480	1,480
[3,6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	11/7/22	41,195	41,195
[3,6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	11/7/22	8,340	8,340
[3,6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	11/7/22	4,370	4,370
[3,6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	11/7/22	14,500	14,500
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	790
	Schaumburg IL GO	4.000%	12/1/24	2,990	2,991
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	641
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	279
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	205
	Southern Illinois University College & University Revenue	5.000%	4/1/25	1,745	1,753
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,700
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	180
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	223
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	5/1/23	120	124
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	251
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	250
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	295
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	60
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	280	285
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	46
	University of Illinois College & University Revenue	5.000%	4/1/26	1,200	1,205
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	906
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	964
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,022
[2]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	501
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	754
	Wheeling IL GO	4.000%	12/1/22	1,245	1,246
	Wheeling IL GO	4.000%	12/1/23	750	756
	Wheeling IL GO	4.000%	12/1/24	825	834
	Wheeling IL GO	4.000%	12/1/25	935	951
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	451
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	198
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	422
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	286
	Will County IL GO	3.000%	11/15/23	1,430	1,427
	Will County IL GO	4.000%	11/15/24	500	506
	Will County IL GO	4.000%	11/15/25	335	340
	Will County IL GO, Prere.	5.000%	11/15/22	1,400	1,470
[2,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,301
					1,195,511
Indiana (0.8%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	220	221
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	290
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	350
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	645
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	668
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	367
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	644
34

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball State University College & University Revenue	5.000%	7/1/23	380	384
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	426
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,634
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	278
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	505
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	577
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	596
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	868
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	505
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	497
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	558
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,172
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	957
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,003
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	103
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	92
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,255
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,470
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,380
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,360
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,303
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	321
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	188
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	3,968
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	51
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	360
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	98
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	258
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	382
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	400
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	100	96
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	6,901
[3,6]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	2.260%	11/7/22	23,222	23,222
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/23	1,895	1,903
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,067
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,852
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	50
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,269
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,405
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	3,000	2,999
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	4,876
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	762
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,159
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	516
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,125
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	783
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,225	1,282
[5]	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,000	1,058
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,072
[5]	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,071
	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,015
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	60
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,220
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,040
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,424
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,000
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,619
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,448
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	21
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,229
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	253
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	510
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	318
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	516
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	520
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	701
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	670	705
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,626
35

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	530
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,149
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	800	815
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	1,987
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	891
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,878
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/26	1,315	1,378
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	50
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	150	151
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	935
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	948
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	482
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	221
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	835
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	862
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	891
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	918
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	945
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	630
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	901
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	860
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	950	951
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,135
	Purdue University College & University Revenue	5.000%	7/1/23	420	425
	Purdue University College & University Revenue	5.000%	7/1/24	715	735
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	285
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	298
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	296
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	293
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,399
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,180
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	546
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	442
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	563
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	529
					165,668
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,669
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,786
	Des Moines IA GO	5.000%	6/1/23	1,570	1,586
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	950
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	317
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,725
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	958
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	109
[3,6]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	7,485	7,485
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	202
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	213
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	327
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	251
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	745	752
[3,6]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revenue TOB VRDO	2.270%	11/7/22	7,500	7,500
					25,830
Kansas (0.4%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	196
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,669
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,192
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,396
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	152
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	104
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,315
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	2.590%	11/1/22	1,585	1,581
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	600	604
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	790	797
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	45	45
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	605
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	127
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	251
36

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	252
	Manhattan KS GO	0.200%	6/15/24	25,630	23,690
	Manhattan KS GO	0.400%	6/15/25	12,570	11,161
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	380
	Olathe KS GO	4.250%	10/1/24	1,360	1,382
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	76
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	223
[3,6]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	14,205	14,205
					72,403
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	311
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	304
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	315
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	350
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,295
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	2,550	2,591
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	4,953
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	578
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,250
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,211
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,135
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,565
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,298
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	105
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	159
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	465
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	552
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,794
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	961
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	846
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	100	100
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,287
[4]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.640%	2/1/25	1,000	1,002
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,383
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,401
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	510	522
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,255
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,000
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,639
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,276
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	724
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,358
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	588
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,648
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,296
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,405
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	596
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	119
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,804
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,474
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,030
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,870
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	557
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,750
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,049
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,830
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,045
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,916
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	29,877
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	24,845	24,451
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,220	23,595
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	765
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	21,165	20,602
[3,6]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,630	5,630
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	1,984
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	476
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	102
37

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	709
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	856
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	910
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,721
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,784
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	283
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,895
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,242
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	1,590	1,642
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	91
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	181
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	55,030	55,343
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	3,325	3,413
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,074
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,145
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,240	1,241
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	966
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,007
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,018
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,965
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,006
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,049
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,100
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	257
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	347
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	314
					270,503
Louisiana (1.0%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	60
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	81
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	121
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	148
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	223
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	52
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/23	185	192
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/23	500	519
[3,6]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	411
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	3.000%	2/1/23	165	165
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	342
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	415
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	406
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	508
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	3.000%	2/1/23	500	499
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	831
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	634
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	612
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	24,765	24,293
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	11,675	11,452
[4]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	2.635%	5/1/43	7,225	6,968
	Louisiana GO	5.000%	2/1/23	115	115
	Louisiana GO, Prere.	4.000%	11/15/22	50	50
	Louisiana GO, Prere.	4.000%	11/15/22	50	50
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,315
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,723
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	154
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	463
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	784
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	609
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	4/1/23	325	335
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	684
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	280	280
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	200	201
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,009
38

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/23	50	51
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,931
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,565
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,832
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	20
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	500	519
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	389
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,241
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,235
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,064
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,471
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	4,735	4,763
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,380	6,547
[1,3,6]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	2.380%	11/7/22	2,710	2,710
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	12/1/22	1,185	1,233
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	624
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	905	914
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,250	1,249
[3,6]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	11/7/22	8,240	8,240
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	12/1/22	105	108
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/22	160	166
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	312
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	367
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	422
[1]	Shreveport LA GO	5.000%	3/1/25	500	513
[1]	Shreveport LA GO	5.000%	3/1/26	500	518
[1]	Shreveport LA GO	5.000%	3/1/27	500	522
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	551
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	562
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	492
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	8,905
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	6,010	5,471
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	23,115	22,894
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	15,800	15,213
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	968
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,775
					199,011
Maine (0.2%)
	Maine GO	5.000%	6/1/23	3,000	3,033
	Maine GO	5.000%	6/1/24	150	154
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	484
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,663
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/26	475	501
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	177
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	277
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	211
[3,6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	7/1/23	6,075	6,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	228
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	495
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	99
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	730	738
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	507
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	668
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	980
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,503
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,582
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,867
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,516
	Portland ME GO	4.000%	4/1/23	1,100	1,104
	Portland ME GO	4.000%	10/1/23	600	604
	Portland ME GO	4.000%	4/1/24	700	707
	Portland ME GO	4.000%	10/1/24	500	507
	Portland ME GO	4.000%	4/1/25	2,045	2,078
	Portland ME GO	4.000%	10/1/25	600	612
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	800
39

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westbrook ME GO	5.000%	4/1/24	450	461
					31,631
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/24	65	67
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	11,975
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,233
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,756
	Baltimore County MD GO	5.000%	3/1/24	500	512
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,047
	Baltimore County MD GO	5.000%	3/1/25	900	936
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,079
	Baltimore County MD GO	5.000%	3/1/25	115	120
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,055
[3,6]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,545	3,545
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/23	250	255
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	98
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	117
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/23	500	510
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/23	800	816
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	225
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	864
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,489
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	131
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,001
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/23	100	100
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	121
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	192
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,218
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,182
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,435
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	193
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	52
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,163
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,293
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,241
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	76
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,517
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,281
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,034
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	900
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,228
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,079
	Maryland GO	5.000%	3/1/23	100	101
	Maryland GO	5.000%	3/15/23	125	126
	Maryland GO	5.000%	6/1/23	100	101
	Maryland GO	5.000%	8/1/23	375	380
	Maryland GO	5.000%	8/1/23	4,270	4,329
	Maryland GO	5.000%	6/1/24	30	31
	Maryland GO	5.000%	8/1/24	945	974
	Maryland GO	5.000%	8/1/24	300	309
	Maryland GO	5.000%	8/1/24	50	52
	Maryland GO	5.000%	3/1/25	3,000	3,117
	Maryland GO	4.000%	6/1/25	185	187
	Maryland GO	5.000%	8/1/25	475	497
	Maryland GO	5.000%	8/1/25	1,710	1,788
	Maryland GO	5.000%	3/1/26	12,500	13,181
	Maryland GO	5.000%	8/1/26	2,450	2,599
	Maryland GO	4.000%	6/1/27	5,300	5,356
	Maryland GO	5.000%	8/1/27	5,000	5,374
	Maryland GO	4.000%	6/1/28	2,400	2,423
	Maryland GO, Prere.	4.000%	3/1/23	325	326
	Maryland GO, Prere.	5.000%	3/1/23	150	151
	Maryland GO, Prere.	5.000%	3/1/23	200	201
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	190
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	327
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	126
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	398
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	304
40

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	506
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	117
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,225	3,313
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	11/7/22	30,935	30,935
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,640	1,640
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	7,500	7,500
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	100	101
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	235	237
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	2,500	2,579
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.780%	12/8/27	19,205	19,205
[3,6]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	2.340%	11/7/22	16,235	16,235
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	420
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	295
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	455
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	475
[3,6]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	2.410%	11/7/22	6,000	6,000
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/23	5,000	5,283
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,675
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	679
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,263
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,146
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,375
	Montgomery County MD GO	5.000%	12/1/24	70	71
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,033
	Montgomery County MD GO VRDO	1.640%	11/1/22	700	700
	Montgomery County MD GO, Prere.	5.000%	5/1/23	100	103
[3,6]	Montgomery MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	3,750	3,750
	Prince George's County MD GO	5.000%	8/1/23	350	355
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,252
	Prince George's County MD GO	5.000%	7/15/24	35	36
	Prince George's County MD GO	4.000%	9/1/24	45	46
	Prince George's County MD GO	5.000%	9/15/25	275	288
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	735
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	300
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	705	695
	University System of Maryland College & University Revenue	5.000%	4/1/25	2,370	2,464
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	8,626
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	101
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	51
	Washington Suburban Sanitary Commission Water Revenue, ETM	4.000%	6/1/24	100	101
					247,186
Massachusetts (1.4%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	307
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	297
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	310
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	182
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	173
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	348
	Cambridge MA GO	5.000%	2/15/23	4,100	4,122
	Cambridge MA GO	5.000%	2/15/24	4,055	4,147
	Cambridge MA GO	5.000%	2/15/25	4,090	4,251
	Cambridge MA GO	5.000%	2/15/26	3,040	3,207
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,860	2,892
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	325	329
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	670	688
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	3,055
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,340
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	277
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	303
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	121
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	557
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/23	400	401
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	172
41

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	310
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	351
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,684
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	24,739
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	62
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	484
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	57
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	943
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	161
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	47
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,362
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	115
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	804
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	840	848
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/23	570	576
	Danvers MA GO	5.000%	7/1/23	1,065	1,078
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	126
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,648
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,800
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	78
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,836
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,215
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	528
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	550	560
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	76
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	113
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	1,970
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	3,956
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	132
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	3,250	3,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	304
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,531
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,700	8,829
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,167
[3,6]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.390%	11/7/22	6,650	6,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	515
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	964
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	557
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	2,950
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	271
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	512
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,550
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	310	320
[3,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	4,155	4,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,640	1,693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,875	1,936
[4,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	7/1/49	5,475	5,418
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	3/1/23	145	147
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	3/1/23	115	117
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	152
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/2/22	24,205	24,205
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/3/22	5,360	5,360
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/4/22	16,920	16,920
42

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,199
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	525
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,710	1,665
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	534
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	283
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,631
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	6/1/25	825	825
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	129
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	359
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	519
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	525
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	398
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	7,763
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,569
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	245
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	47
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	47,635	47,778
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	26
	Plymouth MA GO	5.000%	5/1/24	830	852
	Plymouth MA GO	5.000%	5/1/25	2,350	2,446
	Sharon MA GO	5.000%	2/15/23	615	618
	Sharon MA GO	5.000%	2/15/24	875	894
	Sharon MA GO	5.000%	2/15/25	850	882
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,273
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,383
	Worcester MA GO	5.000%	2/15/23	1,970	1,980
	Worcester MA GO	5.000%	2/1/24	4,570	4,668
	Worcester MA GO	5.000%	2/15/24	2,750	2,811
	Worcester MA GO	5.000%	2/1/25	4,745	4,921
					287,255
Michigan (1.8%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,283
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,179
[5]	Bloomfield Hills School District GO	5.000%	5/1/24	700	712
[5]	Bloomfield Hills School District GO	5.000%	5/1/26	625	649
[13]	Brighton MI Area School District GO	5.000%	5/1/24	165	169
[13]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,547
[13]	Brighton MI Area School District GO	5.000%	5/1/26	435	453
[1,3,6,13]	Detroit City School District GO TOB VRDO	2.400%	11/7/22	2,000	2,000
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	454
[1,3,6]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	2.440%	11/7/22	4,705	4,705
[1,3,6,13]	Detroit MI City School District GO TOB VRDO	2.370%	11/7/22	3,505	3,505
[1,3,6,13]	Detroit MI City School District GO TOB VRDO	2.400%	11/7/22	9,445	9,445
[1,3,6,13]	Detroit MI City School District GO TOB VRDO	2.400%	11/7/22	16,455	16,455
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,067
[2,3,6]	Eastern Michigan University College & University Revenue TOB VRDO	2.280%	11/7/22	31,290	31,290
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	854
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	925
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	584
[13]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,560
[13]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,902
[13]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,606
[13]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	812
[3,6]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.340%	11/7/22	2,120	2,120
[1,3,6]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	2.380%	11/7/22	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	390
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	416
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	255
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	495
[13]	Holt Public Schools GO	5.000%	5/1/23	455	459
[13]	Holt Public Schools GO	5.000%	5/1/24	525	536
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,030
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,522
	Kalamazoo County MI GO	3.000%	5/1/24	850	846
43

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo County MI GO	3.000%	5/1/25	875	859
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,030
	Kalamazoo County MI GO	3.000%	5/1/26	900	877
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	352
[13]	Lake Orion Community School District GO	4.000%	5/1/24	300	303
[13]	Lake Orion Community School District GO	4.000%	5/1/26	350	356
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	630	634
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,523
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	285
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	203
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	112
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	231
[6]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	1/1/23	1,250	1,307
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,793
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	14,250	14,357
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,167
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	61
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	336
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,339
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,818
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	175
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,045
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	730
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,430	1,480
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,647
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,075	3,255
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,535	1,598
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	4,125	4,125
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	4,650	4,775
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,400	2,367
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,365	4,530
[3,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/3/22	6,060	6,060
[3,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	150	152
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	45	46
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	700	719
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	617
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.090%	12/1/24	10,000	10,006
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	12/1/25	3,500	3,490
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	100
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	1,899
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	127
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	319
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	172
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,965
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,095
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	345
[3,6]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	4,000	4,000
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/27	1,050	1,075
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,053
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	101
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	879
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,382
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	185	186
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	420	426
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	100	101
[3,6]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	2.300%	11/7/22	1,135	1,135
[3,6]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	15,330	15,330
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,092
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,283
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,542
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,020	965
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	37
[3,6]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	1,405	1,405
44

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	2/15/23	545	548
	Michigan State University College & University Revenue	5.000%	8/15/23	750	760
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,057
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,791
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,501
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	814
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	83
	Novi Community School District GO	4.000%	5/1/23	315	316
	Novi Community School District GO	4.000%	5/1/24	250	252
	Novi Community School District GO	4.000%	5/1/25	765	773
[5]	Oakland University College & University Revenue	5.000%	3/1/24	775	787
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,433
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,705
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,678
[13]	Roseville Community Schools GO, Prere.	5.000%	5/1/23	2,000	2,083
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/23	240	243
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	202
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	444
[1]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	18,400	18,400
	University of Michigan College & University Revenue	5.000%	4/1/23	155	156
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	19,655	19,714
	University of Michigan College & University Revenue, ETM	5.000%	4/1/23	285	287
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/23	2,190	2,311
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,444
[13]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,790
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	586
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,001
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,450
	Wayne State University College & University Revenue	5.000%	11/15/24	500	514
[3,6]	Wayne State University Michigan College & University Revenue TOB VRDO	2.400%	11/7/22	5,685	5,685
[13]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	386
[13]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	404
[13]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	506
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	163
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	142
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	180
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	206
[1]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	208
					348,739
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	1/1/23	500	506
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	383
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,129
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	599
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,885
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,425
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,656
	Metropolitan Council GO	3.000%	3/1/23	2,900	2,899
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,278
	Metropolitan Council GO	5.000%	3/1/25	100	104
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,321
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,128
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	981
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,081
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	400
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,003
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,404
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,201
	Minnesota GO	5.000%	8/1/23	1,955	1,982
	Minnesota GO	5.000%	8/1/23	3,025	3,066
	Minnesota GO	5.000%	8/1/23	1,900	1,926
	Minnesota GO	5.000%	8/1/23	60	61
	Minnesota GO	5.000%	8/1/23	100	101
	Minnesota GO	5.000%	8/1/24	250	258
	Minnesota GO	5.000%	8/1/24	125	127
	Minnesota GO	5.000%	8/1/24	65	67
	Minnesota GO	5.000%	10/1/24	1,290	1,332
	Minnesota GO	4.000%	8/1/27	5,950	5,998
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	251
45

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	738
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,011
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,444
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	994
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,350	1,334
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	655
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	1,964
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	12,910	12,430
[3,4]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.044%	12/1/52	45,000	42,505
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	50
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,173
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,234
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,119
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,168
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,226
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,034
[9]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,983
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	370
	St. Paul MN GO	5.000%	2/1/25	1,765	1,829
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	810
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,667
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,857
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,312
					132,459
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,040
	DeSoto County MS GO	5.000%	11/1/23	650	660
	DeSoto County MS GO	5.000%	11/1/24	680	703
	Harrison County School District GO	4.000%	6/1/23	1,200	1,205
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,050	6,517
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.620%	11/1/22	4,900	4,900
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,389
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	210	211
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	393
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	333
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	430
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,416
[1]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,699
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,311
	Mississippi GO	5.000%	10/1/24	70	72
	Mississippi GO	5.000%	10/1/25	175	183
	Mississippi GO, Prere.	5.000%	5/1/23	5,575	5,575
	Mississippi GO, Prere.	5.000%	5/1/23	2,500	2,623
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,185	4,221
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,290
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	501
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,826
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,740
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,263
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,317
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,647
					62,465
Missouri (0.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	560
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	444
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	612
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	438
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,192
	Franklin County MO COP	3.000%	11/1/22	210	210
	Franklin County MO COP	3.000%	4/1/23	920	918
	Franklin County MO COP	3.000%	11/1/23	425	423
	Franklin County MO COP	3.000%	4/1/24	475	470
	Franklin County MO COP	3.000%	11/1/24	440	431
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,328
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,707
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,039
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,754
46

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,253
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,030
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	519
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	683
[3,6]	Kansas City MO Appropriations Revenue TOB VRDO	2.280%	11/7/22	3,305	3,305
[3,6]	Kansas City MO Appropriations Revenue TOB VRDO	2.280%	11/7/22	1,950	1,950
	Kansas City MO GO	3.000%	2/1/24	4,085	4,065
	Kansas City MO GO	5.000%	2/1/24	2,720	2,777
	Kansas City MO GO	5.000%	2/1/25	2,600	2,692
	Kansas City MO GO	5.000%	2/1/26	3,405	3,572
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,023
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	471
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	534
	Ladue School District GO	4.000%	3/1/24	475	479
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,283
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	651
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	57
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	1,973
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,749
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	225	234
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,649
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,804
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	111
[3]	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.600%	11/1/22	2,870	2,870
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	203
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	517
[3,6]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	2.280%	11/7/22	4,150	4,150
[3,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,765	3,765
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	650
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	533
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	250	255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	131
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	591
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	162
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	155
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,135
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	324
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	544
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	459
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,600	1,667
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	10,050	10,063
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,600	15,844
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	600	615
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	20,652
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	41
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	195	203
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	111
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,210
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,516
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	851
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,973
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,482
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	223
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,460
	St. Charles School District GO	4.000%	3/1/25	1,045	1,061
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	404
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,053
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,364
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,015
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,873
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,622
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,181
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	878
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,587
					149,489
47

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	800	802
[3,6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,450	1,450
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	314
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	281
[1,3,6]	Montana State Board of Regents College & University Revenue TOB VRDO	2.270%	11/7/22	6,185	6,185
					9,032
Multiple States (4.5%)
[4,6,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	2.450%	11/7/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.690%	11/1/22	55,315	55,315
[3,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.290%	11/3/22	71,000	71,000
[3,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.290%	11/3/22	44,700	44,700
[3,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	68,000	68,000
[3,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	13,500	13,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.690%	11/7/22	90,000	90,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	101,190	101,190
[3,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	35,000	35,000
[3,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	137,000	137,000
[3,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.300%	11/3/22	79,200	79,200
[3,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.390%	11/3/22	183,500	183,500
					884,005
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,691
[3]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	904
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	35,420
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,042
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,012
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,057
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	112
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	181
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,138
[3,6]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	2.300%	11/7/22	7,495	7,495
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,203
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,545
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,667
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	361
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	550	576
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,645	1,612
	Omaha School District GO	5.000%	12/15/23	10,425	10,623
	Omaha School District GO	5.000%	12/15/24	11,090	11,480
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	821
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,012
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,506
					84,458
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	4,935
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,227
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	231
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	2.270%	11/7/22	5,400	5,400
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,575	2,553
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	405
	Clark County NV GO	5.000%	6/1/24	50	51
	Clark County NV GO	5.000%	11/1/24	105	108
	Clark County NV GO	5.000%	12/1/25	205	215
	Clark County NV GO, Prere.	4.000%	5/1/23	1,895	1,919
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,528
[1]	Clark County School District GO	3.000%	6/15/23	370	369
[1]	Clark County School District GO	5.000%	6/15/23	3,730	3,769
[1]	Clark County School District GO	5.000%	6/15/23	3,695	3,734
[1]	Clark County School District GO	3.000%	6/15/24	350	347
	Clark County School District GO	5.000%	6/15/24	75	77
[1]	Clark County School District GO	5.000%	6/15/24	3,880	3,977
	Clark County School District GO	5.000%	6/15/24	125	128
	Clark County School District GO	5.000%	6/15/24	350	358
[1]	Clark County School District GO	3.000%	6/15/25	415	409
[1]	Clark County School District GO	5.000%	6/15/25	6,940	7,211
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	5,926
48

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	516
[3,6]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.270%	11/7/22	5,000	5,000
[3,6]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.320%	11/7/22	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,501
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	143
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	201
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,600	1,607
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	4,805
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,238
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	121
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	96
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	71
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	557
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	308
[3,6]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	2.270%	11/7/22	2,500	2,500
	Nevada COP	5.000%	4/1/26	605	614
	Nevada GO	5.000%	3/1/23	140	141
	Nevada GO	5.000%	4/1/23	65	65
	Nevada GO	5.000%	5/1/23	2,080	2,099
	Nevada GO	5.000%	4/1/24	5,320	5,448
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	143
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	52
[3,6]	Nevada Housing Division Multi Unit Housing Summit Club Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	14,250	14,250
	Washoe County School District GO	5.000%	6/1/23	1,695	1,713
	Washoe County School District GO	5.000%	6/1/25	500	520
					140,521
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	797
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	922
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,635	5,586
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	223
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	285
	New Hampshire GO	5.000%	3/1/25	25	26
[3,6]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	2.300%	11/7/22	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/23	2,870	2,925
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,173
					22,457
New Jersey (4.7%)
[1]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,404
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,398
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,040
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,220
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,225
	Bergen County NJ GO	2.000%	6/1/24	460	446
	Bergen County NJ GO	2.000%	6/1/25	460	436
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,700
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/10/22	10,600	10,597
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	753
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,072
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	684
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,482
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	501
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	822
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	3,972	3,969
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,730
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	77
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	380
[2]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,095
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,376
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,130
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,099
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,783
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,299
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	692
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,231
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,254
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,759
49

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	2.290%	11/7/22	1,730	1,730
[3,6]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	2,235	2,235
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	34,450	34,385
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	36,800	36,731
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,033	3,032
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,371
	Livingston Township NJ BAN GO	1.500%	12/14/22	1,855	1,851
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,751
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,297
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,671
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	761
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	781
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	790
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	544
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,415	4,417
	Morris County NJ GO	2.000%	2/1/23	1,945	1,936
	Morris County NJ GO	3.000%	2/1/24	3,055	3,041
	Morris County NJ GO	3.000%	2/1/25	1,490	1,475
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	514
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	468
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	655
[4]	New Jersey Economic Development Authority Appropriations Revenue	3.840%	11/3/22	500	500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,250	9,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	250	250
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,350	2,369
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	71
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	852
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	136
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	355
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,425	3,439
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,657
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	163
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,257
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	12,895	12,939
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,659
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	180
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	272
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,830	2,839
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,069
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,750	3,856
[3,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	2.280%	11/7/22	18,310	18,310
[3,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	2.320%	11/7/22	15,650	15,650
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	350	360
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	4,955	4,984
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,485	2,500
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,035	1,041
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	707
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,607
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	8,210
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,055
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	15,144
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,015
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,650
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,039
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,751
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	10,000	10,370
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	845
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,141
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,665
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	926
[3,6]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	2.280%	11/7/22	8,210	8,210
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	635	637
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	129
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	520
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	201
50

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	267
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,199
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	206
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	170
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	349
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	352
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	777
	New Jersey GO	4.000%	6/1/23	22,065	22,144
	New Jersey GO	5.000%	6/1/23	750	757
	New Jersey GO	5.000%	6/1/23	1,775	1,791
	New Jersey GO	5.000%	6/1/23	1,000	1,009
	New Jersey GO	5.000%	6/1/24	42,340	43,342
	New Jersey GO	5.000%	6/1/25	20,595	21,373
	New Jersey GO	5.000%	6/1/25	1,670	1,733
	New Jersey GO	5.000%	6/1/26	24,380	25,581
	New Jersey GO, Prere.	5.000%	12/1/22	500	521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	620	623
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,654
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,809
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,755	1,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,225
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,187
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	235	239
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,419
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	28,370
[3,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	3,610	3,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	40	41
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	15	15
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,480	1,500
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	172
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,562
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,415
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,820
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,912
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,302
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,298
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.440%	5/1/48	7,185	7,243
[3,6]	New Jersey Rutgers State University College & University Revenue TOB VRDO	2.260%	11/7/22	26,935	26,935
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,614
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	785	802
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	756
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	765
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,078
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,463
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,170
[2,3,6]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	2.410%	11/7/22	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,200	4,208
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,480
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,675	2,681
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,426
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	100	96
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	865	877
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,155
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	234
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,910	2,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,678
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,410
51

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,040	1,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,950	2,968
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	390	328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	478
[3,6]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.280%	11/7/22	10,385	10,385
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,126
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	150
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,392
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	207
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	447
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	806
[3,6]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	2.270%	11/7/22	1,505	1,505
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/23	670	672
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	491
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.380%	11/7/22	3,565	3,565
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.390%	11/7/22	5,745	5,745
[4]	New Jersey Turnpike Authority Highway Revenue, 1M USD LIBOR + 0.750%	2.940%	1/1/23	1,565	1,563
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	780	782
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	565	567
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	85	87
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	205	206
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	185	186
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,491
	Newark Board of Education GO	5.000%	7/15/23	300	304
	Newark Board of Education GO	5.000%	7/15/24	475	486
[2]	Newark Board of Education GO	5.000%	7/15/25	125	130
[2]	Newark Board of Education GO	5.000%	7/15/26	150	157
[1]	Newark NJ GO	5.000%	10/1/23	320	324
[1]	Newark NJ GO	5.000%	10/1/24	325	333
[1]	Newark NJ GO	5.000%	10/1/25	300	311
	Ocean City NJ GO	3.000%	9/15/27	1,990	1,910
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,691
	Passaic County NJ GO	1.250%	11/1/22	680	680
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,684
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,007
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,800
[2]	Perth Amboy NJ GO	5.000%	3/15/23	800	805
[2]	Perth Amboy NJ GO	5.000%	3/15/24	250	256
[2]	Perth Amboy NJ GO	5.000%	3/15/25	250	258
[2]	Perth Amboy NJ GO	5.000%	3/15/26	250	261
	Rutgers State University New Jersey GO CP	2.320%	11/8/22	18,134	18,133
	Scotch Plains Township NJ BAN GO	2.000%	12/2/22	3,100	3,097
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,566
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	250
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	2,135	2,135
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	1,410	1,410
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,409
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	806
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,338
[2]	Trenton NJ GO	4.000%	2/1/24	720	724
[2]	Trenton NJ GO	4.000%	2/1/25	725	731
[2]	Trenton NJ GO	4.000%	2/1/26	700	706
[3,6]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	2.270%	11/7/22	2,000	2,000
	Union Township Board of Education GO	5.000%	1/1/23	555	557
	Union Township Board of Education GO	5.000%	1/1/24	550	561
	Union Township Board of Education GO	5.000%	1/1/25	550	568
	Union Township Board of Education GO	5.000%	1/1/26	520	544
[5]	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,212
	West Caldwell Township NJ BAN GO	1.500%	12/9/22	8,844	8,827
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,907	1,907
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,066
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,050
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,054
52

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	44,000	43,970
					926,111
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	2,000
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	152
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,165
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	129
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	772
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	292
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	132
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,193
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,531
	Albuquerque NM GO	4.000%	7/1/25	500	509
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,785	1,534
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,293
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	20,130	20,694
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	2,575	2,602
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,135
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,414
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	529
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,217
	New Mexico GO	5.000%	3/1/23	40	40
	New Mexico GO	5.000%	3/1/24	155	159
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	302
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	508
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	511
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,302
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	312
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,000
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	18,854
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	463
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	633
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	340	344
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	20,561
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	103
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	16,000	16,697
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	75	77
					125,159
New York (14.8%)
	Albany City School District BAN GO	4.000%	6/29/23	15,576	15,580
	Albany County NY GO	5.000%	11/1/22	950	950
	Albany County NY GO	5.000%	11/1/23	750	763
	Albany County NY GO	5.000%	11/1/24	850	879
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,471
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,999
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	173
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,822
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	256
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	714
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,650
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	661
	Chautauqua County Capital Resource Corp. Electric, Power, Light Revenue PUT	1.300%	4/3/23	625	614
	Clarence Central School District BAN GO	4.000%	7/26/23	1,440	1,441
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,010
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,637	17,597
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	9,979
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	176
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	334
	Dutchess County Local Development Corp. College & University Revenue, Prere.	4.125%	1/1/23	650	651
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	513
	East Islip Union Free School District BAN GO	3.500%	6/27/23	20,839	20,831
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	141
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	210
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,399
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	1,926
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,055
53

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,615
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	150	150
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	239
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	412
	Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,023
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	102
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	405
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	530	533
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	18,094
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,610	27,260
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	27,614
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	15,285	13,610
[4]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	2.940%	10/1/23	2,500	2,500
[4]	Long Island Power Authority Electric, Power & Light Revenue PUT	2.690%	9/1/25	34,040	33,563
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,519
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,370	6,371
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	127
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,647
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,915	1,917
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	1,025	1,026
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	1,390	1,391
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	1,250	1,251
[3]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	2.260%	11/7/22	20,300	20,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,785	1,786
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,785	2,821
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	689
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,805	1,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,945	4,949
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	633
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,360
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,332
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,740
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,090
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	5,971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	3,989
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,835	21,848
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	14,760	14,765
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,845	10,942
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,195
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,085	17,281
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	2.646%	11/1/22	1,000	1,000
[1,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.587%	11/1/32	6,610	6,462
[1,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.594%	11/1/32	12,960	12,671
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.670%	2/1/25	9,500	9,223
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	11/15/22	20,370	20,358
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	2.374%	4/1/24	10,330	10,026
[3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.280%	11/7/22	45,370	45,370
[3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.290%	11/7/22	5,000	5,000
[1,3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.290%	11/7/22	9,785	9,785
[1,3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.360%	11/7/22	20,000	20,000
[1,3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.360%	11/7/22	3,600	3,600
[1,3,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.360%	11/7/22	2,700	2,700
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.200%	11/7/22	200	200
[4]	Metropolitan Transportation Authority Transit Revenue, 1M USD LIBOR + 0.550%	2.656%	11/1/22	1,950	1,950
[1,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	2.837%	11/1/32	3,000	2,845
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	95	98
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	175	177
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/22	35	36
[4]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	2.444%	11/1/22	3,495	3,431
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	461
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	729
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,848
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	479
54

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	160
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	340	345
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,065	1,083
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	358
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	500	514
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	453
[1]	Nassau County NY GO	5.000%	7/1/23	2,000	2,022
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,429
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,728
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,904
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,181
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	213
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	536
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	521
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,776
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,382
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,839
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	25,945	25,517
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,730	2,706
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,600	42,974
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,445
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,190	13,579
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	880	820
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,070	7,612
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,915	11,818
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	22,885	20,626
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,425	6,754
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	15,820	14,229
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	165	167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	1/1/23	1,500	1,518
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,228
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,114
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	637
[3,6]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	625	625
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	1,625	1,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	290	299
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	745	747
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,635	1,668
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	510	520
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	260	265
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,545	1,612
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,000	2,117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,250	1,315
[3,6]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.270%	11/7/22	9,460	9,460
[3,6]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.270%	11/7/22	7,400	7,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.530%	11/1/22	17,125	17,125
[3,6]	New York City NY GO TOB VRDO	2.270%	11/7/22	15,750	15,750
[3,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.260%	11/7/22	26,000	26,000
[3,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	25,000	25,000
[3,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.270%	11/7/22	6,440	6,440
[3,6]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,530	4,530
[3,6]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,625	1,625
[3,6]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,325	4,325
[3,6]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	35
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	5	5
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	129
[3,6]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	2.400%	11/7/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	46
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	95	96
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	515
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	825	829
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	76
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	61
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	75
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	118
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	211
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	35	34
55

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	1,585	1,591
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	8,624
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,984
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	116
	New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	265
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	29,177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	422
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	76
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	390	397
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	574
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	680
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	500	504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	5,978
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	8,848
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	635	635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	250	250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	6,808
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,507
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	270	275
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	15,873
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,345
[3,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	8,000	8,000
[3,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	33,275	33,275
[3,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,050	1,050
[3,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	3,370	3,370
[3,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.270%	11/7/22	2,650	2,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.570%	11/1/22	1,745	1,745
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.240%	11/7/22	11,200	11,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	790	801
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/23	10	10
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	2.700%	11/10/22	37,850	37,850
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	2.700%	11/10/22	9,525	9,525
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	460	461
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	81
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	770	772
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	188
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	262
	New York City Water & Sewer System Water Revenue VRDO	1.610%	11/1/22	4,600	4,600
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	844
	New York City Water & Sewer Water Revenue	5.000%	6/15/24	730	732
[3,6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.540%	11/7/22	5,200	5,200
[3,6]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,300	1,300
	New York GO	4.000%	3/1/23	75	75
[3,6]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/3/22	2,815	2,815
[3,6]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	1,280	1,280
[3,6]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	4,000	4,000
[3,6]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	8,325	8,325
[3,6]	New York Metropolitan Transportation Authority Revenue TOB VRDO	2.270%	11/7/22	10,000	10,000
[3,6]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.300%	11/7/22	13,949	13,949
[1]	New York NY GO	2.700%	11/1/22	4,850	4,850
56

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York NY GO	2.500%	11/2/22	13,550	13,550
[1]	New York NY GO	2.880%	11/2/22	18,225	18,225
[1]	New York NY GO	2.890%	11/3/22	18,175	18,175
[1]	New York NY GO	2.790%	11/4/22	20,225	20,225
[10]	New York NY GO	2.940%	11/4/22	25,300	25,300
[1]	New York NY GO	2.940%	11/4/22	16,450	16,450
	New York NY GO	4.000%	12/1/22	1,650	1,651
	New York NY GO	5.000%	3/1/23	2,000	2,012
	New York NY GO	4.000%	8/1/23	305	307
	New York NY GO	5.000%	8/1/23	150	150
	New York NY GO	5.000%	8/1/23	75	76
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	2,075	2,103
	New York NY GO	5.000%	8/1/23	100	101
	New York NY GO	5.000%	8/1/23	240	243
	New York NY GO	5.000%	8/1/23	1,725	1,748
	New York NY GO	5.000%	8/1/23	3,070	3,112
	New York NY GO	5.000%	8/1/23	5,045	5,052
	New York NY GO	5.000%	8/1/23	50	51
	New York NY GO	5.000%	8/1/23	400	405
	New York NY GO	5.000%	8/1/23	1,725	1,748
	New York NY GO	5.000%	8/1/23	885	897
	New York NY GO	5.000%	8/1/23	1,415	1,434
	New York NY GO	5.000%	8/1/23	140	142
	New York NY GO	5.000%	8/1/23	2,250	2,281
	New York NY GO	5.000%	8/1/23	1,070	1,085
	New York NY GO	5.000%	8/1/23	1,000	1,001
	New York NY GO	5.000%	3/1/24	885	906
	New York NY GO	5.000%	6/1/24	170	175
	New York NY GO	4.000%	8/1/24	100	101
	New York NY GO	5.000%	8/1/24	150	150
	New York NY GO	5.000%	8/1/24	1,475	1,494
	New York NY GO	5.000%	8/1/24	230	237
	New York NY GO	5.000%	8/1/24	80	82
	New York NY GO	5.000%	8/1/24	230	237
	New York NY GO	5.000%	8/1/24	45	46
	New York NY GO	5.000%	8/1/24	1,005	1,035
	New York NY GO	5.000%	8/1/24	3,220	3,317
	New York NY GO	5.000%	8/1/24	2,955	3,044
	New York NY GO	5.000%	8/1/24	1,805	1,860
	New York NY GO	5.000%	8/1/24	1,615	1,664
	New York NY GO	5.000%	8/1/24	3,855	3,972
	New York NY GO	5.000%	8/1/24	125	129
	New York NY GO	5.000%	8/1/24	50	52
	New York NY GO	5.000%	8/1/24	1,015	1,046
	New York NY GO	5.000%	8/1/24	150	155
	New York NY GO	5.000%	8/1/24	13,150	13,547
	New York NY GO	5.000%	8/1/24	2,255	2,285
	New York NY GO	5.000%	8/1/24	255	256
	New York NY GO	5.000%	8/1/24	3,935	3,987
	New York NY GO	5.000%	8/1/24	595	613
	New York NY GO	5.000%	8/1/24	170	171
	New York NY GO	5.000%	2/15/25	525	546
	New York NY GO	5.000%	8/1/25	155	155
	New York NY GO	5.000%	8/1/25	540	542
	New York NY GO	5.000%	8/1/25	3,960	4,067
	New York NY GO	5.000%	8/1/25	2,290	2,352
	New York NY GO	5.000%	8/1/25	1,850	1,913
	New York NY GO	5.000%	8/1/25	435	454
	New York NY GO	5.000%	8/1/25	1,870	1,951
	New York NY GO	5.000%	8/1/25	80	81
	New York NY GO	5.000%	8/1/25	195	197
	New York NY GO	5.000%	8/1/25	3,050	3,183
	New York NY GO	5.000%	8/1/25	1,500	1,530
	New York NY GO	5.000%	8/1/25	50	51
	New York NY GO	5.000%	8/1/25	4,405	4,597
	New York NY GO	5.000%	8/1/25	1,605	1,608
	New York NY GO	5.000%	8/1/25	8,100	8,452
	New York NY GO	5.000%	3/1/26	2,000	2,041
57

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	3/1/26	1,030	1,083
	New York NY GO	5.000%	3/1/26	200	201
[1]	New York NY GO	2.880%	8/1/26	20,900	20,900
	New York NY GO	5.000%	8/1/26	1,345	1,414
	New York NY GO	5.000%	8/1/26	1,785	1,887
	New York NY GO	5.000%	8/1/26	1,135	1,200
	New York NY GO	5.000%	8/1/26	2,355	2,490
	New York NY GO	5.000%	8/1/26	10,755	11,372
	New York NY GO	5.000%	8/1/26	2,830	2,866
[3,6]	New York NY GO TOB VRDO	1.700%	11/1/22	13,700	13,700
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	3,250	3,250
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	3,400	3,400
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	4,400	4,400
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	2,500	2,500
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	750	750
[3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	1,350	1,350
[2,3,6]	New York NY GO TOB VRDO	2.270%	11/7/22	2,175	2,175
	New York NY GO VRDO	1.600%	11/1/22	6,700	6,700
[3]	New York NY GO VRDO	1.630%	11/1/22	6,395	6,395
	New York NY GO VRDO	1.630%	11/1/22	18,100	18,100
[3]	New York NY GO VRDO	2.260%	11/7/22	28,430	28,430
[16]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,350	2,438
	New York NY GO, Prere.	5.000%	3/1/23	115	116
	New York NY GO, Prere.	5.000%	3/1/23	190	191
[3,6]	New York NY Lease (Appropriation) Revenue TOB VRDO	2.410%	11/7/22	9,600	9,600
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	542
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	566
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	517
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	523
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	152
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	87
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	256
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	106
[3,6]	New York State Dormitory Authority College & University Revenue TOB VRDO	2.270%	11/7/22	4,785	4,785
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	100	101
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	50	51
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	120	121
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	577
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	102
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	395
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	365
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	436
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	200	203
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	11,376
[1,3,6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	4,991
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	355	357
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	4,876
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	250	251
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	91
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	810	814
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	290	292
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,275	2,291
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,080
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	8,000	8,192
[12]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	16,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,317
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	485	509
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,050
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	46,734
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	1,885	2,004
58

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,560	2,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,521
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	22,936
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	7,550	7,550
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	6,185	6,185
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,000	4,000
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,810	4,810
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	2,960	2,960
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	4,940	4,940
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	13,000	13,000
[3,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	3,070	3,070
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	807
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	50
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	585	589
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	312
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	39,030	39,303
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	317
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	741
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	165	169
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	593
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,301
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	23,515
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,101
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,715
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,493
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	600	623
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	24,620	25,593
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	825	868
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	1,805	1,930
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	8,000	8,018
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	752
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	985	987
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	186
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	350	358
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,415	1,422
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	2,685	2,788
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/23	660	661
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/24	5,155	5,167
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,000	1,000
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,371
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,706
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,499
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,784
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,056
	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	3/15/24	105	108
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	939
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,696
[3,6]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	2.270%	11/7/22	41,800	41,800
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	100	102
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	396
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	593
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	100	104
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	195	195
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,895	1,924
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,265	1,304
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	1,055	1,103
[1]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,031
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	345
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/23	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/24	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/25	5	5
[9]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	51
[3,6]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	2.270%	11/7/22	19,145	19,145
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	435	438
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	620	624
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	410	413
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	980	987
59

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	60	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,191
[3,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	4,405	4,405
[3,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.270%	11/7/22	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	4.000%	3/15/23	250	251
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	400	403
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	185	186
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	425	428
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	265	271
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	200	205
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	355	363
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	745	774
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	700	728
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	480	499
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	940	946
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	175	176
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	155	156
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	515	519
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,535	1,608
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	4,130	4,228
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	126
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,011
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	121
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	93
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,728
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,460	2,460
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,300	6,300
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,332
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,545	4,502
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,325	3,302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	4,200	4,183
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	26,705	26,194
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,655	13,394
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	49
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,587
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,672
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,840
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,565	4,440
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,622
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,771
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,503
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,750	16,882
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,487
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,158
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,566
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,659
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	863
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,435	3,957
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,611
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,917
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,313
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,450
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,185	12,220
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	8,885	8,234
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	27,573
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,000	52,966
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,000	6,621
[3,6]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.440%	11/7/22	22,500	22,500
[1,3,6]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	2.360%	11/7/22	1,250	1,250
[1,3,6]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	717
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	600	602
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	143
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,824
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	158
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,298
60

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	New York State Thruway Authority Highway Revenue TOB VRDO	2.390%	11/7/22	2,925	2,925
[3,6]	New York State Thruway Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	9,345	9,345
[6]	New York State Thruway Authority Income Tax Revenue TOB VRDO	2.270%	11/7/22	2,750	2,750
[3,6]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	2.270%	11/7/22	3,010	3,010
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	300	302
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	745
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,646
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,100	2,115
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	445	448
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,582
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,193
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	860
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,276
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,360
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,398
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	255	264
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,185
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	8,345	8,653
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	6,301
[3,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.270%	11/3/22	3,425	3,425
[3,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.260%	11/7/22	12,455	12,455
[3,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.270%	11/7/22	1,995	1,995
[3,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.270%	11/7/22	5,150	5,150
[3,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	2.270%	11/7/22	7,500	7,500
	New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	50	52
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	60	60
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	2,270	2,284
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	200	201
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	100	102
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	2,340	2,465
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,389
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	405
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,065
[6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	23,900	23,900
[3,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	10,000	10,000
[3,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	43,800	43,800
[3,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.390%	11/3/22	23,000	23,000
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,008
[1]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,043
[1]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,057
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,872
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	140	143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,298
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,650	4,744
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.260%	11/7/22	9,750	9,750
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.260%	11/7/22	5,240	5,240
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.270%	11/7/22	8,540	8,540
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.270%	11/7/22	530	530
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.320%	11/7/22	1,315	1,315
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.320%	11/7/22	7,920	7,920
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	2.270%	11/7/22	2,500	2,500
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	202
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	8,285	8,569
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	645
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,500	8,480
[1]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,036
[2]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,753
[1]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,583
[1]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,251
[1]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,535
[1]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,272
[2]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,882
[1]	Suffolk County NY GO	5.000%	11/1/24	8,525	8,772
[1]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,661
[2]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,041
[1]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,333
[2]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,077
61

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Triborough Bridge & Tunnel Authority Highway Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	9,040	9,040
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	115	116
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	168
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,570	1,572
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	88
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	346
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	200	202
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	2,695	2,709
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	11/15/24	15,860	15,839
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	250
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	18,660	19,405
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,645	7,072
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	18,155	17,542
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	7,600	7,018
[3,6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.300%	11/7/22	2,893	2,893
[3,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.270%	11/7/22	6,000	6,000
[3,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.270%	11/7/22	2,730	2,730
[3,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.290%	11/7/22	5,560	5,560
[3,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.290%	11/7/22	4,500	4,500
[3,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	2.290%	11/7/22	4,810	4,810
[4]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	2.417%	2/1/24	4,920	4,833
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,267
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,530
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	61
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	518
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,991
	Utica NY BAN GO	2.000%	1/26/23	8,395	8,359
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	470	471
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	825	834
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,285
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	511
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	150	153
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,059
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,536
	Victor Central School District BAN GO	4.000%	6/30/23	13,290	13,308
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,772
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	290	290
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,312
	Yonkers NY GO	5.000%	9/1/23	1,305	1,322
[1]	Yonkers NY GO	5.000%	3/15/24	250	256
[2]	Yonkers NY GO	5.000%	10/15/24	360	370
[2]	Yonkers NY GO	5.000%	9/1/25	750	781
[1]	Yonkers NY GO	5.000%	3/15/26	500	524
					2,921,284
North Carolina (1.7%)
	Alamance County NC GO	5.000%	5/1/25	7,410	7,712
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,107
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	287
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	208
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,030
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	308
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	385
	Charlotte NC (Transit Project) COP	5.000%	6/1/28	1,000	1,082
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,197
	Charlotte NC GO	5.000%	6/1/24	75	77
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,194
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/23	140	140
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	100	100
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,413
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	460	462
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,570	1,610
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,117
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	11/1/22	3,035	3,035
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	505	507
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	12/1/23	2,500	2,501
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	788
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	812
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,050
62

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,493
	Forsyth County NC GO	5.000%	3/1/25	3,840	3,993
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,777
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,389
	Guilford County NC GO	5.000%	3/1/23	100	101
	Guilford County NC GO	5.000%	2/1/25	10	10
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	422
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	526
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	412
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,079
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,599
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,497
	Mecklenburg County NC GO	5.000%	9/1/25	21,640	22,667
	Mecklenburg County NC GO	5.000%	9/1/26	11,895	12,640
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	100	100
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	339
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	386
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,175
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,521
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	1,925
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,221
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,509
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	15,284
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	50
	North Carolina Appropriations Revenue	5.000%	5/1/23	895	903
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	113
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,472
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,525
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	27,000	27,704
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	146
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	247
[3,6]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	2.270%	11/7/22	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	23,500	23,489
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.250%	1/1/23	140	141
	North Carolina GO	5.000%	6/1/23	1,655	1,673
	North Carolina GO	5.000%	6/1/25	10	10
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	395	397
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	116
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	102
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,688
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,392
[3,6]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	2.270%	11/7/22	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	185
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	213
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	201
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	236
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	133
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	211
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	458
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	720
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	119
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,231
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,290	1,341
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,164
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	5/29/23	9,035	9,035
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	97
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,482
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,285
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	100
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	21,480	21,740
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	25
63

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	323
[4]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	2.694%	6/1/25	6,000	5,899
[4]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	2.694%	6/1/25	29,600	29,099
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	154
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	52
	Wake County NC GO	5.000%	3/1/23	5,000	5,031
	Wake County NC GO	5.000%	3/1/24	90	92
	Wake County NC GO	5.000%	3/1/24	1,395	1,428
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,091
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,541
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	466
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	492
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	522
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	564
					332,710
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,786
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	81
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	127
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	113
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	140	144
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	2.440%	1/1/43	1,235	1,235
[3,6]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	2.290%	11/7/22	5,095	5,095
	West Fargo ND GO	4.000%	5/1/24	465	468
					11,049
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	334
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	363
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	260
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	394
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	688
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/7/22	25,105	25,105
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	2.310%	11/7/22	8,005	8,005
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	355
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	200
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	363
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	252
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	353
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	375
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	479
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	944
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	401
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	560
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	67
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,191
[3,6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,690	5,690
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,956
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,008
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,498
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,614
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	145
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,665	7,249
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,984
[5]	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,489
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	751
[2]	Celina City School District GO	4.000%	12/1/22	150	150
[2]	Celina City School District GO	5.000%	12/1/25	285	298
[9]	Cincinnati City School District GO	5.250%	12/1/23	90	92
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,676
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	310
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	210	211
	Cleveland OH GO	2.000%	12/1/22	300	300
	Cleveland OH GO	4.000%	12/1/22	350	350
	Cleveland OH GO	5.000%	12/1/22	780	781
	Cleveland OH GO	3.000%	12/1/23	605	602
	Cleveland OH GO	4.000%	12/1/23	500	504
64

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	2.000%	12/1/24	350	336
	Cleveland OH GO	3.000%	12/1/25	250	246
	Cleveland OH GO	2.000%	12/1/26	500	461
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	153
[3,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.340%	11/7/22	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	131
[2]	Cloverleaf Local School District COP	3.000%	12/1/22	355	355
[2]	Cloverleaf Local School District COP	3.000%	12/1/24	270	266
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	222
	Columbus OH GO	5.000%	4/1/23	1,485	1,497
	Columbus OH GO	5.000%	4/1/23	1,500	1,512
	Columbus OH GO	5.000%	7/1/23	670	678
	Columbus OH GO	5.000%	2/15/24	155	159
	Columbus OH GO	5.000%	4/1/24	800	820
	Columbus OH GO	5.000%	4/1/24	8,000	8,202
	Columbus OH GO	5.000%	4/1/24	1,650	1,692
	Columbus OH GO	5.000%	4/1/24	1,060	1,087
	Columbus OH GO	4.000%	8/15/24	2,415	2,449
	Columbus OH GO	5.000%	2/15/25	75	77
	Columbus OH GO	5.000%	4/1/25	25	26
	Columbus OH GO	5.000%	4/1/25	2,500	2,599
	Columbus OH GO	5.000%	4/1/25	5,250	5,459
	Columbus OH GO	5.000%	4/1/26	12,500	13,185
	Columbus OH GO, Prere.	5.000%	1/1/23	525	531
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	456
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	474
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	259
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	50
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	106
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	635
[3,6]	Cuyahoga OH COP TOB VRDO	2.340%	11/7/22	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	209
	Dayton Metro Library GO	4.000%	12/1/25	630	643
	Dayton Metro Library GO	4.000%	12/1/26	640	656
	Fairborn City School District GO	4.000%	12/1/24	210	213
	Fairborn City School District GO	4.000%	12/1/26	200	204
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	197
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	434
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	473
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	497
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	1.600%	2/1/23	24,000	24,000
[3,6]	Franklin OH Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	2,425	2,425
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	187
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	332
[3,6]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,265
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	679
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	632
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,136
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,003
[3,6]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	2.300%	11/7/22	27,365	27,365
	Kenton City School District GO	4.000%	11/1/23	165	166
	Kenton City School District GO	4.000%	11/1/24	190	192
[3,6]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	18,145	18,145
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	103
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	2,325	2,416
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,224
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,049
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	130	127
	Lebanon City School District GO	3.000%	12/1/25	130	128
[2]	Lorain OH GO	4.000%	12/1/23	300	302
[2]	Lorain OH GO	4.000%	12/1/25	260	264
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,699
	Miami University OH College & University Revenue	5.000%	9/1/23	850	862
	Miami University OH College & University Revenue	5.000%	9/1/24	340	350
	Miami University OH College & University Revenue	5.000%	9/1/25	300	313
	Miami University OH College & University Revenue	5.000%	9/1/25	390	406
	Miami University OH College & University Revenue	5.000%	9/1/26	410	432
65

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami University OH College & University Revenue	5.000%	9/1/27	190	202
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	216
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	176
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	306
[2]	Midview Local School District COP	4.000%	11/1/22	615	615
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,165
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,212
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	121
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	117
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,013
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	309
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/22	100	100
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	103
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	263
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	50	50
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	12,000	12,118
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	50	52
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	8,265	8,548
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	2,745	2,839
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,080
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,046
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	10,840	10,570
	Ohio Appropriations Revenue	5.000%	12/1/23	695	708
	Ohio Appropriations Revenue	5.000%	12/1/24	510	527
	Ohio Appropriations Revenue	5.000%	12/1/25	510	534
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	507
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	311
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	221
	Ohio GO	5.000%	12/15/22	7,980	7,998
	Ohio GO	5.000%	5/1/23	10,945	11,049
	Ohio GO	5.000%	5/1/23	2,035	2,054
	Ohio GO	5.000%	5/1/23	275	278
	Ohio GO	5.000%	6/15/23	5,000	5,058
	Ohio GO	5.000%	6/15/23	500	506
	Ohio GO	5.000%	8/1/23	4,700	4,766
	Ohio GO	5.000%	9/1/23	255	259
	Ohio GO	5.000%	9/15/23	150	152
	Ohio GO	5.000%	3/1/24	150	154
	Ohio GO	5.000%	5/1/24	2,135	2,193
	Ohio GO	5.000%	5/1/24	625	641
	Ohio GO	5.000%	6/15/24	430	442
	Ohio GO	5.000%	8/1/24	10,240	10,558
	Ohio GO	5.000%	8/1/24	700	722
	Ohio GO	5.000%	9/1/24	75	77
	Ohio GO	5.000%	9/15/24	1,655	1,710
	Ohio GO	5.000%	9/15/24	60	62
	Ohio GO	5.000%	11/1/24	60	62
	Ohio GO	5.000%	6/15/25	660	688
	Ohio GO	5.000%	8/1/25	6,215	6,494
	Ohio GO	5.000%	8/1/25	9,615	10,046
	Ohio GO	5.000%	9/1/25	390	408
	Ohio GO	5.000%	9/15/25	3,500	3,663
	Ohio GO	5.000%	5/1/26	725	766
	Ohio GO	5.000%	5/1/26	1,340	1,415
	Ohio GO	5.000%	6/15/26	1,015	1,074
	Ohio GO	5.000%	8/1/26	6,725	7,126
	Ohio GO	5.000%	9/15/26	4,000	4,245
	Ohio GO	5.000%	5/1/28	220	238
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio GO, ETM	5.000%	8/1/25	20	21
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	153
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,598
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	372
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	253
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,285
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	52
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,146
66

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	120	120
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	285	286
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	433
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,085
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,760
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	143
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	497
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,015
[4]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	6/1/23	19,350	19,352
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.650%	11/1/22	11,800	11,800
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.620%	11/7/22	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.620%	11/7/22	10,875	10,875
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/23	1,450	1,456
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	393
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	499
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	929
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	427
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	292
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	984
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,142
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	522
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	257
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	546
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	230
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	436
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/22	1,090	1,092
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,270
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	165
[5]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	245
[5]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	746
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	169
[5]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	741
[5]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	629
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,682
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,808
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,269
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,447
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,705
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	969
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,289
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,062
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,243
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	135
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,248
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,191
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	716
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	830
	Ohio Resource Recovery Revenue PUT	2.750%	12/1/22	4,500	4,498
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,192
	Ohio State University College & University Revenue	5.000%	12/1/23	335	341
[3,6]	Ohio State University General Receipts College & University Revenue TOB VRDO	2.270%	11/7/22	5,750	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	75
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,255
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	370	372
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,568
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,058
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,075	1,140
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	500	503
[3,6]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	2.340%	11/7/22	6,000	6,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	735	739
[3,6]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	2.300%	11/7/22	7,500	7,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	1,986
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	258
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	97
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	149
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,931
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	772
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	2,010
67

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,227
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,652
	South-Western City School District GO	4.000%	12/1/22	1,390	1,391
[1,5]	Toledo OH GO	5.000%	12/1/27	1,000	1,056
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,624
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,669
	University of Akron College & University Revenue	5.000%	1/1/23	700	702
	University of Akron College & University Revenue	5.000%	1/1/24	535	545
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	356
[2]	Wright State University College & University Revenue	5.000%	5/1/23	515	519
[2]	Wright State University College & University Revenue	5.000%	5/1/25	490	507
					609,740
Oklahoma (0.2%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	31
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	309
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,140	1,168
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	228
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	489
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,469
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,015
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,130	2,105
[3,6]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	2,020	2,020
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,273
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	516
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,922
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	90	90
[4]	Oklahoma Municipal Power Authority Electric, Power, Light Revenue, SIFMA Municipal Swap Index Yield + 0.390%	2.630%	11/3/22	805	805
	Oklahoma OK GO	5.000%	3/1/24	490	501
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	248
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	190
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	278
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,008
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	131
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	512
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,033
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	527
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	179
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,093
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	191
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	206
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	216
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,295
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,571
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,457
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	228
					39,304
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	12/15/22	85	87
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	137
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	174
	Deschutes Public Library District GO	4.000%	6/1/24	290	293
	Deschutes Public Library District GO	4.000%	6/1/25	395	402
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	516
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	5,763
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	688
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	336
[3,6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	25
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	22,970	23,221
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	521
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,068
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,342
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	41
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	927
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,327
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	50	52
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	340	352
68

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	50	52
[3,6]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	2.270%	11/7/22	7,500	7,500
	Oregon GO	4.000%	11/1/22	1,245	1,245
	Oregon GO	5.000%	11/1/22	2,270	2,270
	Oregon GO	5.000%	5/1/23	1,365	1,378
	Oregon GO	5.000%	11/1/23	1,205	1,227
	Oregon GO	5.000%	11/1/23	1,550	1,578
	Oregon GO	5.000%	5/1/24	1,345	1,380
	Oregon GO	5.000%	6/1/24	2,975	3,057
	Oregon GO	4.000%	6/1/25	1,415	1,440
	Oregon GO	5.000%	6/1/25	3,125	3,257
	Oregon GO	5.000%	5/1/26	2,500	2,601
	Oregon GO	5.000%	12/1/27	1,190	1,266
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	575	587
[3,6]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	16,800	16,800
[3,6]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	26
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,561
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,118
	Oregon State Lottery Revenue	5.000%	4/1/26	835	867
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	479
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,062
	Port of Morrow OR GO	4.000%	6/1/23	150	150
	Port of Morrow OR GO	4.000%	6/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	166
	Port of Morrow OR GO	4.000%	6/1/26	170	171
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	278
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	533
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,378
	Portland Community College District GO	5.000%	6/15/27	2,640	2,792
	Portland OR GO	5.000%	6/1/23	2,180	2,204
	Portland OR GO	5.000%	6/1/24	1,790	1,840
	Portland OR GO	5.000%	6/1/24	590	606
	Portland OR GO	5.000%	6/1/25	1,905	1,987
	Portland OR GO	5.000%	6/1/25	620	647
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	545	548
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	61
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	41
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,257
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	220
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	129
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	134
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	202
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	286
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	153
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,496
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/27	2,275	2,436
	Washington County OR GO	5.000%	6/1/24	1,110	1,141
	Washington County OR GO	5.000%	3/1/25	35	36
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,355	1,228
					129,499
Pennsylvania (3.9%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue PUT	3.450%	1/3/23	1,550	1,548
[3,6]	Abington Pennsylvania School District GO VRDO	1.630%	11/1/22	3,740	3,740
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	220	221
[5]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	508
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	301
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	488
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	423
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,485	2,500
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,341
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	722
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	52
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,542
69

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.610%	11/3/22	1,500	1,497
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.660%	11/3/22	1,000	991
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.720%	11/3/22	5,190	5,088
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.820%	11/3/22	2,000	1,945
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.7%	2.940%	11/15/47	90,910	88,396
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	303
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	52
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	500	524
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	101
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	268
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	157
[1]	Allentown City School District GO	4.000%	2/15/23	5,295	5,302
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	466
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	877
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	959
[1]	Altoona PA Sewer GO	5.000%	12/1/22	200	200
[1]	Altoona PA Sewer GO	5.000%	12/1/23	300	305
[2]	Armstrong School District GO	3.000%	3/15/23	400	399
[2]	Armstrong School District GO	3.000%	3/15/24	565	561
	Bensalem Township School District GO	3.000%	6/1/23	115	115
	Bensalem Township School District GO	3.000%	6/1/24	605	600
	Bensalem Township School District GO	4.000%	6/1/25	575	584
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,090
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	793
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	462
	Berks County PA GO	5.000%	11/15/22	575	575
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/30	1,490	1,432
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	7/1/31	1,765	1,696
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/32	1,465	1,408
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,055
[1]	Bethlehem PA GO	5.000%	12/1/22	300	300
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	507
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	529
[2]	Bristol Township School District GO	2.000%	6/1/23	300	297
[2]	Bristol Township School District GO	4.000%	6/1/25	125	127
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	485
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	407
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	432
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	471
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	579
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	202
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	252
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	447
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	510
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	2.260%	11/7/22	11,915	11,915
[3]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.310%	11/7/22	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	861
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,321
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	285	285
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,131
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	323
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	584
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	331
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,228
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	169
[3,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	2.330%	12/30/22	15,640	15,640
	Coatesville School District GO	5.000%	6/30/23	2,000	1,999
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,048
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	102
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	256
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	388
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	262
70

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	2,879
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	356
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	715	717
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	6,950	6,976
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	405	407
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	467
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,249
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	391
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	508
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	229
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	4,761
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	66
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	16,556
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	191
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	51
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	477
[3,6]	Commonwealth of Pennsylvania GO TOB VRDO	2.270%	11/7/22	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	300	302
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	200	202
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	50
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	312
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	758
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	760
[1]	Cornell School District GO	4.000%	9/1/23	525	527
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	120
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,012
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,200	10,231
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	239
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	36
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,213
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.770%	9/1/23	3,625	3,620
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	3/1/57	13,435	13,196
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	2.534%	3/1/57	3,000	2,834
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	321
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	363
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	123
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	628
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	1/1/23	410	414
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	1/1/23	875	897
	Easton Area School District GO	4.000%	4/1/23	485	487
	Easton Area School District GO	4.000%	4/1/24	340	343
[1]	Erie School District GO	5.000%	4/1/24	250	255
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	494
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,750	2,845
	Haverford Township School District GO	5.000%	9/1/23	175	177
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	152
	Hempfield Township PA GO	4.000%	10/15/26	100	102
[2]	Kiski Area School District GO	4.000%	3/1/23	350	351
[2]	Kiski Area School District GO	5.000%	3/1/24	275	281
[2]	Kiski Area School District GO	5.000%	3/1/25	260	269
[2]	Kiski Area School District GO	5.000%	3/1/26	250	262
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,725
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	700	667
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	548
	Lancaster County PA GO	4.000%	11/1/23	125	126
[3,6]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	4,160	4,160
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	152
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	147
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	236
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	231
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	312
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	229
71

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	331
[1]	Lancaster School District GO	4.000%	6/1/23	450	452
[1]	Lancaster School District GO	5.000%	6/1/24	250	256
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	85
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	151
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	250
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	507
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	259
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	290	288
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	863
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,159
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,467
	Lower Moreland Township School District GO	5.000%	11/1/22	615	615
	Lower Moreland Township School District GO	5.000%	11/1/23	520	528
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,207
	Lower Moreland Township School District GO	5.000%	11/1/25	520	543
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,307
[1]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,002
[1]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,761
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	250
	Manheim Central School District GO	1.000%	5/1/24	75	71
	Manheim Central School District GO	1.000%	5/1/25	140	128
	Manheim Central School District GO	1.000%	5/1/26	60	53
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,238
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	784
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,477
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	637
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	571
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	976
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	495
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	430
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	383
[1,3,6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,985	3,985
[3,6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	7,500	7,500
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	1,150	1,119
[3,6]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	12,295	12,295
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	500
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	825
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	775	805
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	100	104
[3,6]	Mount Lebanon PA School District GO TOB VRDO	2.300%	11/7/22	15,500	15,500
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	204
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	153
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	2.600%	11/3/22	2,260	2,260
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	2.800%	11/3/22	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	122
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	2.270%	11/7/22	3,385	3,385
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	530
[2]	Northeastern School District/York County GO	2.000%	9/1/23	170	167
[2]	Northeastern School District/York County GO	1.000%	9/1/24	100	93
	Norwin School District GO	5.000%	4/1/24	300	307
[1]	Octorara Area School District GO	4.000%	4/1/24	470	474
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,126
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	220	221
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	377
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	168
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	281
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	459
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	170	175
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	413
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	245
72

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	511
[3,6]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	12,260	12,260
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.610%	11/3/22	1,740	1,730
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.720%	11/3/22	1,750	1,716
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.820%	11/3/22	1,820	1,757
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	11/15/47	21,300	20,632
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	615
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,455
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	359
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,855
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.300%	11/7/22	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,224
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,415
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,240
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	160	158
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	161
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	335
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	334
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,130	2,197
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	208
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,476
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	198
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,170
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	132
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	116
[3,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	1,865	1,865
[3,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.270%	11/7/22	800	800
[3,6]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	7,183	7,183
[3,6]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	2.340%	11/7/22	8,750	8,750
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	332
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	251
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	969
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	956
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	92
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	921
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,009
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	308
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,018
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	225
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	41
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	517
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	990
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	258
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	779
73

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,325	1,400
[1,3,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.360%	11/7/22	9,265	9,265
[3,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.390%	11/7/22	6,910	6,910
[3,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.390%	11/7/22	4,355	4,355
[3,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.390%	11/7/22	5,595	5,595
[1]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,066
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	11/3/22	15,500	15,498
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	11/3/22	18,600	18,601
[1,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	8,100	8,100
	Pequea Valley School District GO	2.000%	5/15/23	100	99
	Pequea Valley School District GO	3.000%	5/15/24	120	119
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	120
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	130
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	140
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	125
[1]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	209
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	625	641
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	500	513
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/25	500	519
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,006
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	402
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	559
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	394
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	308
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,814
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,504
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	890
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	803
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	942
	Philadelphia PA GO	5.000%	8/1/23	60	61
	Philadelphia PA GO	5.000%	8/1/23	215	218
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,710
[3,6]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	2.270%	11/7/22	7,500	7,500
[3,6]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	2.270%	11/7/22	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/23	90	93
	Philadelphia School District GO	5.000%	9/1/23	25	25
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,139
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,872
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,156
	Philadelphia School District GO	5.000%	9/1/24	315	323
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,215
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,026
	Philadelphia School District GO	5.000%	9/1/24	40	41
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,357
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/23	2,210	2,213
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	906
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,078
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,284
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	2.260%	11/7/22	45,870	45,870
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	891
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,711
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	1,871
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	297
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	339
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	279
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	12/1/23	14,285	14,289
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,691
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	254
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	619
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	371
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	112
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	174
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	165
[3,6]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	1,955	1,955
74

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	5,500	5,500
[4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	6/1/24	3,620	3,606
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	505
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	590
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	806
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	765
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	545	548
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	298
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	403
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	210
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	304
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,584
	Susquehanna Township School District GO	4.000%	5/15/23	500	502
	Susquehanna Township School District GO	4.000%	5/15/24	530	534
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	545
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	15,221
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	2.600%	11/3/22	30,210	30,196
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/22	155	157
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	611
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	95
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	293
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	401
[2,3,6]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	2.380%	11/7/22	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,265
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	134
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	227
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,320
					768,895
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	23,952	23,987
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	14,037	12,767
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	53,539	53,508
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	67,022	67,494
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	2,980
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,560
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,804
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,106
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,300
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	7,230
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,490	25,240
					203,976
Rhode Island (0.1%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	505
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	521
	Providence RI GO	5.000%	1/15/23	235	236
	Providence RI GO	5.000%	1/15/24	300	304
	Providence RI GO	5.000%	1/15/25	250	257
	Providence RI GO	5.000%	1/15/26	250	259
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,435	4,587
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,021
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	480	484
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	480
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	78
[3,6]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	2.340%	11/7/22	5,000	5,000
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	385
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	443
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	130
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	499
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	795	798
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,077
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	667
[3,6]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.280%	11/7/22	5,815	5,815
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	1,070	1,033
75

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	137
					24,726
South Carolina (0.8%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	25
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,905	2,957
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	51
[3,6]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	2.290%	11/7/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	690	691
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	101
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	190
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	910
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/23	380	381
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/25	450	457
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/26	275	281
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,591
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,126
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,253
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,942
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	353
	Oconee County School District GO	5.000%	3/1/25	470	488
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	48,905	48,680
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,740	1,737
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/23	3,500	3,507
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	762
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,181
	Redevelopment Corp. Intergovernmental Agreement County Revenue BAN	3.000%	3/3/23	9,000	8,991
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,245
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	2,960
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,657
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	9,312
	South Carolina GO	5.000%	4/1/24	980	1,004
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,080
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,500	31,473
[3,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	6,000	6,000
[3,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,470	3,470
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	50	50
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	165	167
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	380
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	446
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	65	67
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	195
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,033
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	646
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	258
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	432
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	328
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	312
[2,3,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.360%	11/7/22	3,820	3,820
[2,3,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.360%	11/7/22	2,765	2,765
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	95	95
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	102
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	124
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	100	101
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	51
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	200	200
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	875	887
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	114
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/22	435	446
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	107
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	378
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	619
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	510
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	371
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	517
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	596
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
76

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	203
					162,096
South Dakota (0.0%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	12/1/22	1,900	1,919
	South Dakota Health & Educational Facilities Authority Appropriations Revenue	5.000%	8/1/27	725	754
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	153
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	502
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	264
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	292
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,930	5,026
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	526
					9,628
Tennessee (1.0%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	10,848
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	67
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	575
	Franklin TN GO	5.000%	6/1/24	1,000	1,028
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	924
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,673
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,505	1,513
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	960	965
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/23	50	50
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	503
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	50
	Knox County TN GO	5.000%	6/1/23	1,155	1,167
	Knox County TN GO	5.000%	6/1/23	2,145	2,168
	Knox County TN GO	5.000%	6/1/24	1,540	1,582
	Memphis TN GO	5.000%	11/1/23	110	112
	Memphis TN GO	5.000%	4/1/25	115	120
	Memphis TN GO	5.000%	4/1/26	2,510	2,606
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,260
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,703
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	738
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	270	269
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	167
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	165
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	197
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	275	276
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	51
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	278
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	400
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,521
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/25	11,140	11,297
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	400	417
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,565
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	365
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	85	86
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	100	100
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	250	261
[3,6]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	2.380%	11/7/22	2,500	2,500
[3]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.670%	11/1/22	375	375
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,207
	Montgomery County TN GO	4.000%	4/1/25	500	501
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,225
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,922
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.650%	11/1/22	1,700	1,700
	Shelby County TN GO	5.000%	3/1/23	265	267
	Shelby County TN GO	5.000%	4/1/24	7,295	7,470
	Shelby County TN GO	5.000%	4/1/25	7,790	8,100
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	33,970	34,341
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,583
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	35
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
77

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	252
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	68,125	67,976
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,040	4,899
	Tennessee GO	5.000%	11/1/23	3,685	3,752
	Tennessee GO	5.000%	11/1/25	2,660	2,794
	Tennessee GO	5.000%	8/1/26	850	889
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	511
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	232
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	264
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	260
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	209
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,881
	Wilson County TN GO	5.000%	4/1/23	2,885	2,907
					201,678
Texas (10.7%)
	Abilene TX GO, Prere.	5.000%	2/15/23	16,165	16,505
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,354
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,664
	Alamo Community College District GO	5.000%	2/15/26	7,885	8,287
[17]	Aldine Independent School District GO	5.000%	2/15/23	580	583
[17]	Aldine Independent School District GO	5.000%	2/15/25	100	104
[17]	Aledo Independent School District GO	5.000%	2/15/23	175	176
[17]	Aledo Independent School District GO	5.000%	2/15/24	435	445
[17]	Aledo Independent School District GO	5.000%	2/15/24	180	184
[17]	Aledo Independent School District GO	5.000%	2/15/25	415	430
[17]	Aledo Independent School District GO	5.000%	2/15/26	560	589
[17]	Alief Independent School District GO	4.000%	2/15/23	1,000	1,003
[17]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,125
[17]	Allen Independent School District GO	5.000%	2/15/23	1,990	2,000
[17]	Alvin TX Independent School District GO	5.000%	2/15/25	685	710
[17]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,226
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	304
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	196
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	199
[3,6,17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	2.270%	11/7/22	3,365	3,365
	Arlington TX GO	5.000%	8/15/23	1,000	1,014
	Arlington TX GO	5.000%	8/15/23	1,495	1,516
[17]	Arlington TX Independent School District GO	5.000%	2/15/25	400	415
[17]	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	50
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	250
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	227
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	305
[17]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,264
[17]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,801
[17]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,567
[17]	Austin Independent School District GO	5.000%	8/1/26	580	614
[3,6]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	1.670%	11/1/22	9,390	9,390
	Austin TX GO	5.000%	5/1/23	1,570	1,585
	Austin TX GO	5.000%	9/1/23	1,145	1,162
	Austin TX GO	5.000%	9/1/23	990	1,005
	Austin TX GO	5.000%	11/1/23	1,615	1,644
	Austin TX GO	5.000%	5/1/24	1,615	1,657
	Austin TX GO	5.000%	9/1/24	1,300	1,341
	Austin TX GO	5.000%	9/1/24	1,600	1,651
	Austin TX GO	5.000%	11/1/24	1,670	1,727
	Austin TX GO	5.000%	5/1/25	1,665	1,732
	Austin TX GO	5.000%	9/1/25	1,000	1,045
	Austin TX GO	5.000%	9/1/25	1,160	1,213
	Austin TX GO	5.000%	11/1/25	1,720	1,802
	Austin TX GO	5.000%	5/1/26	1,715	1,806
	Austin TX GO	5.000%	9/1/26	1,160	1,227
	Austin TX GO, ETM	5.000%	9/1/23	10	10
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX GO, ETM	5.000%	9/1/25	10	10
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	97
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	72
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,046
78

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,455
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/27	1,500	1,604
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,945	2,081
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	112
[17]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	511
	Baytown TX GO	5.000%	2/1/24	1,115	1,138
[17]	Beaumont Independent School District GO	5.000%	2/15/25	175	182
	Bexar County TX GO	5.000%	6/15/23	1,885	1,906
	Bexar County TX GO	5.000%	6/15/24	385	396
	Bexar County TX GO, Prere.	5.125%	12/15/22	115	116
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	25,131
[17]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,375
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	198
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	160
[17]	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,558
[17]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,417
[17]	Bullard Independent School District GO PUT	2.750%	8/15/25	4,840	4,717
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	319
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	515
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	366
[17]	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,449
[17]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	3,983
[17]	Canyon Independent School District GO	5.000%	2/15/23	215	216
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,158
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	3,450	3,467
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	488
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	783
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	110
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	133
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	7,140	7,249
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	360	361
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,405	1,409
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	225	235
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,361
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,282
[17]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,718
[17]	Clear Creek Independent School District GO	4.000%	2/15/23	635	636
[17]	Clear Creek Independent School District GO	5.000%	2/15/23	430	432
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	530	541
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	950	970
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	580	602
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,279
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,090
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	328
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	395
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	360	370
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	477
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	509
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	564
[1]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.890%	11/3/22	6,750	6,750
	College Station TX GO	5.000%	2/15/23	1,735	1,744
	Collin County TX GO	5.000%	2/15/25	1,705	1,770
	Collin County TX GO	5.000%	2/15/26	1,000	1,054
[17]	Comal Independent School District GO	5.000%	2/1/24	2,860	2,922
[17]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,565
[17]	Conroe Independent School District GO	5.000%	2/15/24	9,380	9,587
[17]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,111
[17]	Conroe Independent School District GO	5.000%	2/15/25	115	119
[17]	Conroe Independent School District GO	5.000%	2/15/25	800	817
	Corpus Christi TX GO	5.000%	3/1/23	1,010	1,015
	Corpus Christi TX GO	5.000%	3/1/24	920	939
	Corpus Christi TX GO	5.000%	3/1/25	890	921
	Corpus Christi TX GO	5.000%	3/1/25	985	1,020
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,075
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,383
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	337
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	210
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/27	125	132
[17]	Cotulla TX Independent School District GO	5.000%	2/15/26	325	341
79

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,387
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	450	452
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	102
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,068
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	128
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,370	1,437
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,319
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,965	12,236
[17]	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,164
[17]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,141
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	145
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	626
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,038
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	460
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	440
[3,6,12]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	2.270%	11/7/22	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	25	26
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	14,200	14,895
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	1,585	1,640
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	1,010	1,045
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	2,300	2,413
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	2,160	2,266
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	1,530	1,605
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,381
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	105
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,750	11,276
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,312
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/22	5,255	5,255
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,623
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	193
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,479
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	203
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,079
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,621
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,465
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,403
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,687
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	1,450	1,395
[17]	Dallas Independent School District GO	5.000%	2/15/23	7,880	7,921
[17]	Dallas Independent School District GO	5.000%	8/15/23	905	918
[17]	Dallas Independent School District GO	4.000%	2/15/24	10,345	10,448
[17]	Dallas Independent School District GO	5.000%	8/15/24	55	57
[17]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,624
[17]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,357
	Dallas TX GO	5.000%	2/15/23	3,485	3,502
	Dallas TX GO	5.000%	2/15/23	10,030	10,079
	Dallas TX GO	5.000%	2/15/23	7,700	7,738
	Dallas TX GO	5.000%	2/15/24	55	56
	Dallas TX GO	5.000%	2/15/24	15,525	15,837
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	512
[17]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,563
[17]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,500	1,583
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,785
	Denton County TX GO	5.000%	7/15/24	1,145	1,176
	Denton County TX GO	5.000%	7/15/25	1,000	1,027
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	6,190	5,966
[17]	Denton Independent School District GO PUT, Prere.	2.000%	2/1/23	685	671
[17]	Denton Independent School District GO, Prere.	4.000%	2/15/23	500	506
[17]	Denton Independent School District GO, Prere.	5.000%	2/15/23	1,300	1,337
	Denton TX County GO, Prere.	5.000%	1/15/23	9,455	9,729
	Denton TX GO	5.000%	2/15/23	660	663
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,000	5,844
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	742
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	707
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	862
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	789
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	35,849
	Ector County Hospital District GO	5.000%	9/15/24	445	450
	Ector County Hospital District GO	5.000%	9/15/25	250	254
80

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	El Paso Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	2,880	2,880
	El Paso TX GO	5.000%	8/15/23	370	375
	El Paso TX GO	5.000%	8/15/23	455	461
	El Paso TX GO	5.000%	8/15/24	155	159
	El Paso TX GO	5.000%	8/15/24	350	360
	El Paso TX GO	5.000%	8/15/24	480	494
	El Paso TX GO	5.000%	8/15/24	20	21
	El Paso TX GO	5.000%	8/15/25	960	997
	El Paso TX GO	5.000%	8/15/25	500	519
	El Paso TX GO	5.000%	8/15/25	750	779
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	628
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	563
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	169
	Fort Bend County TX GO	5.000%	3/1/23	575	578
	Fort Bend County TX GO	5.000%	3/1/23	630	634
	Fort Bend County TX GO	5.000%	3/1/24	215	220
	Fort Bend County TX GO	5.000%	3/1/24	725	741
	Fort Bend County TX GO	5.000%	3/1/25	200	207
	Fort Bend County TX GO	5.000%	3/1/25	500	518
	Fort Bend County TX GO	5.000%	3/1/25	400	415
	Fort Bend County TX GO	5.000%	3/1/26	250	263
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,129
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/23	1,000	1,006
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	511
[17]	Fort Bend Independent School District GO	5.000%	8/15/24	400	412
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	160	167
[17]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,100	9,033
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	14,155	13,834
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,657
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,176
[17]	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,759
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,622
[17]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,044
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,197
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	120	125
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,261
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,638
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,174
[17]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,319
[17]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,323
	Frisco TX GO	5.000%	2/15/25	920	925
[17]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,734
[17]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,027
[17]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,742
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,028
	Garland TX GO	5.000%	2/15/23	500	503
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	524
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	790	828
[1,3,6]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.340%	11/7/22	11,625	11,625
[17]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,890	2,506
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,068
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	115,000	115,394
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	51,690	52,243
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	4/1/23	27,395	27,826
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	4/1/23	63,650	64,794
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	4/1/23	9,400	9,590
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	225
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,293
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,115
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	310
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	706
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	25
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,269
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,713
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,062
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	905	942
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,050	1,076
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,910	4,008
81

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,629
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,880	4,032
[3,6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
[3,6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.220%	11/7/22	17,300	17,300
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	2.850%	11/15/46	2,500	2,499
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/23	3,000	3,018
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.820%	5/29/23	30,000	30,000
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,208
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,155
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,520
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,572
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,805
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	206
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	11,841
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	2.890%	11/3/22	4,975	4,975
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.890%	11/3/22	3,450	3,450
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,777
	Harris County TX GO	5.000%	8/15/23	3,280	3,326
	Harris County TX GO	5.000%	10/1/24	5,640	5,823
	Harris County TX Highway Revenue	5.000%	8/15/23	130	132
	Harris County TX Highway Revenue	5.000%	8/15/24	295	304
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	103
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,625
[6]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	110	100
	Hidalgo County TX GO	5.000%	8/15/25	570	593
	Hidalgo County TX GO	5.000%	8/15/26	500	527
	Houston Community College System GO	4.000%	2/15/23	900	902
	Houston Community College System GO	4.000%	2/15/23	2,085	2,090
	Houston Community College System GO	5.000%	2/15/24	1,720	1,759
	Houston Community College System GO	5.000%	2/15/25	1,855	1,919
	Houston Community College System GO	5.000%	2/15/25	6,535	6,760
[8]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,563
[17]	Houston Independent School District GO	5.000%	2/15/23	50	50
[17]	Houston Independent School District GO	5.000%	2/15/23	1,155	1,161
[17]	Houston Independent School District GO	5.000%	2/15/24	295	302
[17]	Houston Independent School District GO	5.000%	2/15/24	115	118
	Houston Independent School District GO	5.000%	7/15/24	400	412
[17]	Houston Independent School District GO	5.000%	2/15/26	1,770	1,859
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,356
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	12,685	12,711
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,266
[17]	Houston Independent School District GO PUT	3.500%	6/1/25	5,000	4,866
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	315	318
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	456
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	2,565	2,625
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	232
	Houston TX Combined Utility System Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.010%	2.240%	11/7/22	10,000	10,000
[3]	Houston TX Combined Utility System Water Revenue VRDO	2.260%	11/7/22	63,190	63,190
	Houston TX GO	5.000%	3/1/23	200	201
	Houston TX GO	5.000%	3/1/23	2,185	2,198
	Houston TX GO	5.000%	3/1/24	165	169
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	281
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	126
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	141
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	142
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	10/15/23	1,390	1,390
[17]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,020
[17]	Irving Independent School District GO	5.000%	2/15/25	75	78
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,043
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	718
[17]	Joshua Independent School District GO, Prere.	5.000%	2/15/23	6,745	6,938
[17]	Joshua Independent School District GO, Prere.	5.000%	2/15/23	180	185
[6]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	113
[17]	Katy Independent School District GO	5.000%	2/15/24	115	116
82

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Katy Independent School District GO	5.000%	2/15/25	205	212
[17]	Katy Independent School District GO	5.000%	2/15/26	450	471
[17]	Katy Independent School District GO	5.000%	2/15/28	355	379
[17]	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	35
	Kaufman County TX GO	5.000%	2/15/23	155	156
	Kaufman County TX GO	5.000%	2/15/23	115	116
	Kaufman County TX GO	5.000%	2/15/24	215	220
	Kaufman County TX GO	5.000%	2/15/24	120	123
[17]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,021
[17]	Klein Independent School District GO	5.000%	8/1/24	40	41
[17]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,457
[17]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,822
[17]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,107
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	216
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	530	531
[17]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,715
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	347
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,637
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	119
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	361
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,417
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,649
[17]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	1,955
[17]	Little Elm Independent School District GO	5.000%	8/15/23	950	962
[17]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,028
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,745	2,435
	Lone Star College System GO	5.000%	2/15/23	3,455	3,473
	Lone Star College System GO	5.000%	2/15/23	1,920	1,930
	Lone Star College System GO	5.000%	2/15/23	150	151
	Lone Star College System GO	5.000%	2/15/24	300	307
	Lone Star College System GO	5.000%	2/15/24	9,055	9,257
	Lone Star College System GO	5.000%	2/15/25	1,025	1,062
	Lone Star College System GO	5.000%	2/15/25	10,000	10,357
[17]	Longview Independent School District GO	5.000%	2/15/23	625	628
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	406
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	571
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	202
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,566
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,172
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,284
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	862
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/23	1,195	1,206
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,605
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,554
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,789
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	317
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	512
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,827
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	952
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	440
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,086
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,095
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	76
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	558
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	41
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	124
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,592
[17]	Lubbock Independent School District GO	5.000%	2/15/23	565	568
	Lubbock TX GO	5.000%	2/15/24	1,000	1,021
	Lubbock TX GO	5.000%	2/15/25	1,170	1,213
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	306
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	679
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	544
	Mainland College GO	5.000%	8/15/23	500	507
	Mainland College GO	5.000%	8/15/24	275	283
	McKinney TX GO	5.000%	8/15/24	225	231
	McKinney TX GO	5.000%	8/15/26	310	327
	McKinney TX GO	5.000%	8/15/28	255	275
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	393
83

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/28	400	429
[1]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	681
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	274
	Midland County Hospital District GO	5.000%	5/15/25	365	379
	Midland County Hospital District GO	5.000%	5/15/26	820	861
[17]	Midland Independent School District GO	5.000%	2/15/26	185	195
	Midland TX GO	5.000%	3/1/24	1,685	1,723
[17]	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,417
[17]	Midlothian Independent School District GO	5.000%	2/15/24	500	511
[17]	Midlothian Independent School District GO	5.000%	2/15/25	365	378
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,017
[6]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	170	162
[17]	Midway Independent School District GO	5.000%	8/15/23	325	330
[17]	Nederland Independent School District GO	5.000%	8/15/24	95	98
[17]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,017
	New Braunfels TX GO	5.000%	2/1/23	710	713
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,295
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,354
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,095
	New Braunfels TX Utility System Revenue CP	2.650%	11/8/22	10,000	10,001
[17]	New Caney Independent School District GO	5.000%	2/15/24	100	102
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,895	9,429
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	629
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,867
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,610
[3,6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	12/30/22	17,815	17,815
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	1,090	1,152
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	101
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	106
[17]	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,304
[17]	North East TX Independent School District GO	5.000%	8/1/23	500	507
[17]	North East TX Independent School District GO, Prere.	5.000%	2/1/23	5,000	5,102
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	887
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,442
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	2,180	2,249
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	705
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,090
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,188
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,407
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	175	176
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,395	3,405
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,192
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	830	832
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	2,145	2,151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,607
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,385	10,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	5,965
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	320	321
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	351
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,460	4,472
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,558
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,343
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,792
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,188
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,190	4,201
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,832
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,665	1,692
[3,6]	North Texas Tollway Authority Highway Revenue TOB VRDO	2.360%	11/7/22	2,500	2,500
[3,6]	North Texas Tollway Authority Highway Revenue TOB VRDO	2.360%	11/7/22	15,000	15,000
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/23	300	318
[17]	Northside Independent School District GO PUT	2.750%	8/1/23	18,910	18,711
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	21,880	20,933
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	14,045	12,514
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	1,250	1,118
84

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Northwest Independent School District GO	5.000%	2/15/24	105	107
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,575	15,059
[17]	Pearland Independent School District GO	5.000%	2/15/23	385	387
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	216
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	108
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	231
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	2,006
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	4,960
[17]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	3,972
[17]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/23	975	996
	Pflugerville TX GO	5.000%	8/1/23	400	405
	Pflugerville TX GO	5.000%	8/1/23	650	659
	Pflugerville TX GO	5.000%	8/1/24	765	787
	Pflugerville TX GO	5.000%	8/1/24	600	617
	Pflugerville TX GO	5.000%	8/1/25	390	406
	Pflugerville TX GO	5.000%	8/1/25	620	646
	Pflugerville TX GO	5.000%	8/1/28	1,000	1,081
[17]	Plano Independent School District GO	5.000%	2/15/23	360	362
[17]	Plano Independent School District GO	5.000%	2/15/24	65	66
[17]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/23	150	155
[17]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,904
[17]	Princeton Independent School District GO, Prere.	5.000%	2/15/23	6,660	6,892
[17]	Prosper Independent School District GO	5.000%	2/15/26	945	994
[17]	Prosper Independent School District GO PUT	2.000%	8/15/23	1,250	1,230
[17]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,310	7,155
[17]	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,020
[17]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,919
[17]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,119
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	548
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	820
[17]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	563
	Rockland County TX GO	5.000%	2/1/24	425	434
[17]	Rockwall Independent School District GO, Prere.	5.000%	2/15/23	425	439
[17]	Round Rock Independent School District GO	5.000%	8/1/23	100	101
[17]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,650
[17]	Round Rock Independent School District GO	5.000%	8/1/24	325	335
[17]	Round Rock Independent School District GO	5.000%	8/1/25	500	522
	Sabine-Neches Navigation District GO	5.000%	2/15/25	1,000	1,035
	Sabine-Neches Navigation District GO	5.000%	2/15/26	1,000	1,047
	Sabine-Neches Navigation District GO	5.000%	2/15/27	1,000	1,058
	San Angelo TX GO	2.000%	2/15/24	5,335	5,191
	San Angelo TX GO	2.000%	2/15/25	2,720	2,598
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,200	2,197
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,535	2,643
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	4,084
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	190	191
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,400	4,420
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	128
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,104
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	275
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,670	13,664
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	13,941
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,685	13,129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,290	7,441
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,403
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	118
[3,6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	8,570	8,570
	San Antonio TX GO	5.000%	8/1/23	9,035	9,158
	San Antonio TX GO	5.000%	2/1/24	210	215
	San Antonio TX GO	5.000%	8/1/25	245	256
[17]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	143
[17]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,438
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	458
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	454
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	20,795	20,795
85

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	10,145	10,025
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,330	9,800
[4,5]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	3.003%	11/1/25	59,395	59,229
	San Patricio County TX GO	5.000%	4/1/23	205	206
	San Patricio County TX GO	5.000%	4/1/24	100	102
	San Patricio County TX GO	5.000%	4/1/25	100	103
	San Patricio County TX GO	5.000%	4/1/26	150	157
	San Patricio County TX GO	5.000%	4/1/27	135	143
[17]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,045	1,034
[17]	Sherman Independent School District GO PUT, Prere.	2.000%	2/1/23	215	213
[17]	Socorro Independent School District GO, Prere.	5.000%	2/15/23	250	253
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	293
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	128
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	155
[17]	Southwest Independent School District GO	5.000%	2/1/24	100	102
[17]	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,527
[17]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	7,053
[17]	Spring Independent School District GO	5.000%	8/15/23	680	689
[17]	Spring Independent School District GO	5.000%	8/15/24	605	623
[17]	Spring Independent School District GO	5.000%	8/15/25	500	522
[17]	Spring Independent School District GO	5.000%	8/15/26	500	529
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,243
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,097
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	153
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	318
[3,6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,775	4,775
[3,6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	22,095	22,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/23	200	201
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	325	329
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	100	101
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.300%	11/7/22	5,715	5,715
	Tarrant County TX GO	5.000%	7/15/24	250	257
	Tarrant County TX GO	5.000%	7/15/25	300	313
	Tarrant County TX GO	5.000%	7/15/26	350	370
	Tarrant County TX GO	5.000%	7/15/28	300	325
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	130	135
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/23	140	143
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	365
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	473
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	965
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,763
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	4,833
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	421
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,412
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	175
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	307
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	31
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,638
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,580
[17]	Texas City TX Independent School District GO	5.000%	8/15/23	595	603
[17]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,022
	Texas GO	5.000%	4/1/23	1,000	1,008
	Texas GO	5.000%	10/1/23	205	208
	Texas GO	5.000%	10/1/23	100	102
	Texas GO	5.000%	10/1/23	95	97
	Texas GO	5.000%	4/1/24	100	102
	Texas GO	5.000%	4/1/24	50	51
	Texas GO	5.000%	10/1/24	110	114
	Texas GO	5.000%	10/1/24	35	36
	Texas GO	5.000%	4/1/25	6,450	6,599
	Texas GO	5.000%	8/1/25	5,040	5,262
	Texas GO	5.000%	10/1/25	7,230	7,397
	Texas GO	5.000%	10/1/25	6,235	6,428
	Texas GO	5.000%	10/1/25	1,000	1,047
	Texas GO	5.000%	10/1/25	1,635	1,711
	Texas GO	5.000%	10/1/25	590	617
	Texas GO	5.000%	4/1/26	1,600	1,637
86

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	4/1/26	1,040	1,096
	Texas GO	4.000%	8/1/26	1,050	1,068
	Texas GO VRDO	2.230%	11/7/22	18,210	18,210
[3]	Texas GO VRDO	2.240%	11/7/22	1,000	1,000
[3]	Texas GO VRDO	2.260%	11/7/22	24,035	24,035
	Texas GO VRDO	2.260%	11/7/22	14,935	14,935
	Texas GO VRDO	2.260%	11/7/22	4,265	4,265
[3]	Texas GO VRDO	2.260%	11/7/22	80,000	80,000
	Texas GO VRDO	2.300%	11/7/22	900	900
	Texas GO VRDO	2.350%	11/7/22	5,280	5,280
	Texas GO VRDO	2.350%	11/7/22	12,085	12,085
	Texas GO, Prere.	5.000%	4/1/23	250	256
	Texas GO, Prere.	5.000%	4/1/23	120	123
	Texas GO, Prere.	5.000%	4/1/23	85	88
	Texas GO, Prere.	5.000%	4/1/23	35	36
	Texas GO, Prere.	5.000%	4/1/24	60	61
	Texas GO, Prere.	5.000%	4/1/24	55	56
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	500	507
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	2,665	2,667
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	2,520	2,538
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,960	1,983
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	974
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,355
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,751
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	765	775
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	136
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	178
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	254
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	265
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,028
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,015
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,523
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,225	1,212
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	641
	Texas State University System College & University Revenue	5.000%	3/15/23	130	131
	Texas State University System College & University Revenue	5.000%	3/15/25	125	130
	Texas State University System College & University Revenue	5.000%	3/15/26	870	887
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	24,583
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	315	317
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	17,558
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	51
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	46
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,380	2,487
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/23	3,200	3,278
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,094
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,457
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	101
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,016
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,675
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,049
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,118
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,560
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	909
	Texas Water Development Board Water Revenue	5.000%	10/15/25	100	105
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,095
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,781
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,790
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,057
	Texas Water Development Board Water Revenue	5.000%	8/1/26	2,400	2,537
[17]	Texas Water Development Board Water Revenue PUT'	2.750%	8/15/25	1,000	978
[17]	Tomball Independent School District GO PUT	0.450%	8/15/23	2,345	2,295
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,211
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,926
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,692
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,719
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	4,079
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/26	330	349
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	90
87

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[17]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,462
[17]	United TX Independent School District GO	5.000%	8/15/24	435	448
[17]	United TX Independent School District GO, Prere.	4.000%	2/15/23	100	101
	University of Houston College & University Revenue	5.000%	2/15/25	70	73
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,368
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,091
	University of Texas System College & University Revenue	5.000%	8/15/23	210	213
	University of Texas System College & University Revenue	5.375%	8/15/23	140	142
	University of Texas System College & University Revenue	5.000%	8/15/24	705	727
	University of Texas System College & University Revenue	5.000%	8/15/24	340	351
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	2/1/23	2,065	2,126
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	605
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	581
[17]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,009
[17]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	659
[17]	Willis Independent School District GO	2.000%	2/15/24	325	317
[17]	Willis Independent School District GO	4.000%	2/15/25	400	406
[17]	Willis Independent School District GO	5.000%	2/15/25	250	259
[17]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,172
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,573
[17]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,198
[17]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,588
					2,121,134
Utah (0.5%)
	Alpine School District GO	5.000%	3/15/25	220	229
	Canyons School District GO	5.000%	6/15/23	3,545	3,584
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	519
	Davis School District (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	819
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,326
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,718
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,450	1,548
[3,6]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	2.270%	11/7/22	8,420	8,420
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,033
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	681
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,060
	University of Utah College & University Revenue	5.000%	8/1/24	705	726
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	9,070	9,464
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,960	3,008
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	13,530	13,835
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.300%	11/7/22	22,610	22,610
	Utah GO	5.000%	7/1/23	5,050	5,112
	Utah GO	5.000%	7/1/23	50	51
	Utah GO	5.000%	7/1/24	25	26
	Utah GO	5.000%	7/1/24	50	51
	Utah GO	5.000%	7/1/24	2,500	2,573
	Utah GO	5.000%	7/1/24	20	21
	Utah GO	5.000%	7/1/25	3,000	3,138
[8]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,752
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	222
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,029
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	118
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	190	198
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	265
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	510	532
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	30	31
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	1,145	1,195
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	731
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	333
					95,958
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	335
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	474
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	557
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	629
					1,995
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	405	413
88

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,005	1,025
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,510	1,540
					2,978
Virginia (1.7%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	395
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	881
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	404
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	268
[3,6]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	11/7/22	14,055	14,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,535	67,282
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,101
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	133
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,558
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,000
	Commonwealth of Virginia GO	4.000%	6/1/23	225	226
	Commonwealth of Virginia GO	5.000%	6/1/23	275	278
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	1,987
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,220
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	15,775
	Fairfax County VA GO	5.000%	10/1/23	100	102
	Fairfax County VA GO	5.000%	4/1/24	50	51
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,775
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,426
	Fairfax County VA GO, Prere.	4.000%	4/1/23	3,235	3,278
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,585
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,730
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,020
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	850	820
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	57
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	37,226
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	682
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,900
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/23	6,570	6,942
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/23	2,000	2,113
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	45	45
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	605	598
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	415
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,133
	Loudoun County VA GO	5.000%	12/1/23	4,710	4,717
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,096
	Loudoun County VA GO	5.000%	12/1/24	11,030	11,418
	Loudoun County VA GO	5.000%	12/1/25	6,965	7,318
	Loudoun County VA GO	5.000%	12/1/26	4,225	4,502
	Loudoun County VA GO	5.000%	12/1/27	2,105	2,272
	Loudoun County VA GO	5.000%	12/1/28	2,110	2,305
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,955
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	610	611
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	982
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	870
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	663
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	432
	Newport News VA GO	5.000%	7/15/24	40	41
[6]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	70	69
	Richmond VA GO	5.000%	3/1/25	45	47
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	413
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	737
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	1/1/23	50	52
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,998
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,791
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,487
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,589
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	18,505
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	70
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	25
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	20
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	430	445
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	129
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	62
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,683
89

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	266
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,067
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,804
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	327
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	428
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	3/1/23	2,820	2,907
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	212
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	159
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	205	213
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,820
	Virginia Commonwealth Transportation Board Appropriations Revenue GAN	5.000%	3/15/26	1,340	1,410
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	162
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	159
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	129
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,155
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,533
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	152
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	198
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	93
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	206
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	182
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	361
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,879
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	5/1/23	6,590	6,905
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	240	240
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	449
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	212
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	328
[3,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,860	3,860
[3]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/7/22	25,900	25,900
[3,6]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	8,585	8,585
[3,6]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,665	4,665
[3,6]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,100	3,100
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,955
					339,004
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	510	510
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	2,720	2,854
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	11/1/23	35,775	35,776
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,504
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,547
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,542
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	152
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	187
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	405
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	100	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	202
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	129
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	391
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,245	4,362
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	46
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,157
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	14,833
[3,6]	Grant County WA GO TOB VRDO	2.280%	11/7/22	2,630	2,630
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	49
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	207
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	138
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	131
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,891
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	41
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	97
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	846
90

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	857
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,044
	King County WA GO	5.000%	12/1/24	1,095	1,133
	King County WA GO	5.000%	12/1/25	1,000	1,019
	King County WA GO	5.000%	12/1/27	1,105	1,159
	King County WA Sewer Revenue	5.000%	7/1/24	70	72
	King County WA Sewer Revenue PUT	0.625%	1/1/24	180	171
	King County WA Sewer Revenue PUT	0.875%	1/1/26	545	491
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.470%	1/1/27	26,500	25,771
	Kirkland WA GO	5.000%	12/1/23	640	652
	Kirkland WA GO	5.000%	12/1/24	670	694
	Kirkland WA GO	5.000%	12/1/25	700	736
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/22	40	42
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	801
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	214
	Port of Seattle WA GO	5.000%	1/1/24	350	357
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,597
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	3,956
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,029
	Seattle WA GO	5.000%	8/1/24	100	103
	Seattle WA GO	5.000%	11/1/24	2,200	2,275
	Seattle WA GO	5.000%	12/1/25	5,035	5,292
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	66
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	88
[4]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	2.730%	11/1/23	1,960	1,960
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	179
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	5/1/45	2,000	1,950
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	2.730%	11/1/23	3,500	3,500
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,445
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	1,977
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	716
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,267
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,243
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,574
	Washington COP	5.000%	7/1/23	11,950	12,083
	Washington GO	5.000%	1/1/23	6,375	6,395
	Washington GO	5.000%	2/1/23	4,130	4,149
	Washington GO	5.000%	6/1/23	1,500	1,516
	Washington GO	4.000%	7/1/23	900	905
	Washington GO	5.000%	7/1/23	160	162
	Washington GO	5.000%	7/1/23	2,215	2,242
	Washington GO	5.000%	8/1/23	15	15
	Washington GO	5.000%	8/1/23	300	304
	Washington GO	5.000%	1/1/24	3,800	3,879
	Washington GO	5.000%	1/1/24	4,655	4,751
	Washington GO	5.000%	6/1/24	1,625	1,670
	Washington GO	5.000%	7/1/24	45	46
	Washington GO	5.000%	7/1/24	15,220	15,662
	Washington GO	5.000%	7/1/24	1,000	1,012
	Washington GO	5.000%	7/1/24	20,000	20,581
	Washington GO	5.000%	8/1/24	550	557
	Washington GO	5.000%	8/1/24	40	41
	Washington GO	5.000%	8/1/24	50	52
	Washington GO	5.000%	8/1/24	45	46
	Washington GO	5.000%	2/1/25	255	264
	Washington GO	5.000%	2/1/25	45	47
	Washington GO	5.000%	2/1/25	20	21
	Washington GO	5.000%	2/1/25	100	104
	Washington GO	5.000%	7/1/25	130	132
	Washington GO	5.000%	7/1/25	30,000	31,307
	Washington GO	5.000%	8/1/25	1,230	1,285
	Washington GO	5.000%	2/1/26	1,500	1,507
	Washington GO	5.000%	2/1/26	1,000	1,052
	Washington GO	4.000%	7/1/26	30,000	30,693
	Washington GO	5.000%	7/1/26	10,000	10,584
	Washington GO	5.000%	2/1/28	3,000	3,107
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	254
91

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,025
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	126
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	153
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	232
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	415
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,675	6,749
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.640%	1/1/25	655	658
[3,6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	1,875	1,875
[3,6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,100	3,100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,275	2,282
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.050%, Prere.	3.290%	11/1/22	3,980	3,983
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/23	500	501
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,229
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	485
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	510	501
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.790%	10/1/23	5,000	4,991
	Washington State University College & University Revenue	5.000%	10/1/23	350	355
[2]	Western Washington University College & University Revenue	4.000%	4/1/24	250	252
					357,603
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	139
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	9,705
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,650	3,185
	West Virginia GO	5.000%	12/1/22	2,645	2,649
	West Virginia GO	5.000%	6/1/24	615	632
	West Virginia GO	5.000%	12/1/24	645	667
	West Virginia GO	5.000%	6/1/25	1,275	1,329
	West Virginia GO	5.000%	12/1/25	1,335	1,402
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,177
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,590
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,460	1,477
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/22	6,225	6,303
					31,255
Wisconsin (1.7%)
[1]	Ashland WI School District GO, Prere.	3.000%	3/1/23	1,030	1,026
	Eau Claire County WI GO	5.000%	9/1/23	370	375
	Eau Claire County WI GO	5.000%	9/1/24	395	407
	Eau Claire County WI GO	5.000%	9/1/25	415	434
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,024
	Madison WI GO	3.000%	10/1/23	8,040	8,022
	Madison WI GO	4.000%	10/1/24	7,100	7,198
	Milwaukee WI GO	5.000%	2/1/23	2,480	2,488
	Milwaukee WI GO	5.000%	4/1/23	625	628
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,289
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,136
[1]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,327
[1]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,495
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,315
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,693
[1]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,592
[3,6]	Milwaukee WI GO TOB VRDO	2.340%	11/7/22	15,670	15,670
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,748
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	236
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	423
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	244
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	426
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	621
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	11,705	11,436
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	150
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	161
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	438
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	230
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	285
92

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	459
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,373
	Public Finance Authority Health, Hospital, Nursing Home Revenue ETM	5.000%	11/15/22	905	906
[3,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/24	200	204
	Waukesha School District GO	3.000%	4/1/23	1,415	1,413
	Waukesha WI GO	5.000%	10/1/23	185	188
	Waukesha WI GO	2.000%	10/1/24	900	860
	Waukesha WI GO	2.000%	10/1/25	1,335	1,245
	Waukesha WI GO	5.000%	10/1/25	205	214
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,673
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	41
[1,3,6]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	2.360%	11/7/22	12,163	12,163
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	506
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	52
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	386
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	1,180	1,209
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	1/1/23	650	669
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	154
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	954
	Wisconsin GO	4.000%	5/1/23	250	251
	Wisconsin GO	5.000%	5/1/23	1,605	1,620
	Wisconsin GO	5.000%	5/1/23	100	101
	Wisconsin GO	5.000%	11/1/23	1,590	1,590
	Wisconsin GO	5.000%	5/1/24	350	353
	Wisconsin GO	5.000%	5/1/24	27,985	28,718
	Wisconsin GO	5.000%	5/1/24	65	67
[5]	Wisconsin GO	5.000%	5/1/24	13,300	13,567
	Wisconsin GO	5.000%	11/1/24	205	212
	Wisconsin GO	4.000%	5/1/25	100	101
	Wisconsin GO	5.000%	5/1/25	180	186
	Wisconsin GO	5.000%	5/1/25	265	276
	Wisconsin GO	5.000%	5/1/25	25	26
	Wisconsin GO	5.000%	11/1/25	230	242
	Wisconsin GO	5.000%	5/1/27	4,205	4,368
	Wisconsin GO	5.000%	11/1/27	1,225	1,309
	Wisconsin GO, Prere.	5.000%	5/1/23	260	262
	Wisconsin GO, Prere.	5.000%	5/1/23	185	187
[4]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	2.660%	11/3/22	1,000	985
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	130	130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	158
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	334
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	241
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	70	66
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/23	300	301
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,335	3,422
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	505	518
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	4,030	4,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	4,625	4,799
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,330	2,416
[3,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	10,887	10,888
[3,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,000	5,000
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.270%	11/7/22	103	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,125	4,173
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/15/23	1,000	1,014
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	1,120	1,130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	125	126
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.920%	8/15/54	1,850	1,846
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	7/31/24	2,950	2,943
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	42,000	41,774
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,825	1,759
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	915
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,119
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.240%	11/7/22	4,400	4,400
93

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	2.390%	12/2/24	4,020	3,997
[3,6]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	2.390%	11/7/22	3,000	3,000
[3,6]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	2.340%	11/7/22	42,000	42,000
					333,364
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	130
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	222
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	182
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
					640
Total Tax-Exempt Municipal Bonds (Cost $19,881,858)					19,383,291
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[18]	Vanguard Municipal Cash Management Fund (Cost $497,777)	1.973%		4,977,471	497,797
Total Investments (100.4%) (Cost $20,379,635)					19,881,088
Other Assets and Liabilities—Net (-0.4%)					(82,954)
Net Assets (100%)					19,798,134
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $4,125,029,000, representing 20.8% of net assets.
7	Securities with a value of $6,028,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Step bond.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
94

Short-Term Tax-Exempt Fund
LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$1,098,455,000
Royal Bank of Canada	644,281,000
Deutsche Bank AG	643,599,000
JPMorgan Chase Bank NA	611,119,000
Morgan Stanley Bank	323,157,000
Citibank NA	160,505,000
Societe Generale	147,400,000
Bank of America NA	145,250,000
Toronto-Dominion Bank NA	127,415,000
Sumitomo Mitsui Banking	114,800,000
Other	100,125,000
Total	4,116,106,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	4,056	828,977	(3,894)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2022	(1,785)	(190,270)	6,340
				2,446

See accompanying Notes, which are an integral part of the Financial Statements.
95

Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,881,858)	19,383,291
Affiliated Issuers (Cost $497,777)	497,797
Total Investments in Securities	19,881,088
Investment in Vanguard	814
Cash	16,683
Receivables for Investment Securities Sold	103,186
Receivables for Accrued Income	179,490
Receivables for Capital Shares Issued	46,231
Other Assets	770
Total Assets	20,228,262
Liabilities
Payables for Investment Securities Purchased	328,773
Payables for Capital Shares Redeemed	91,534
Payables for Distributions	8,309
Payables to Vanguard	810
Variation Margin Payable—Futures Contracts	702
Total Liabilities	430,128
Net Assets	19,798,134
At October 31, 2022, net assets consisted of:

Paid-in Capital	20,347,028
Total Distributable Earnings (Loss)	(548,894)
Net Assets	19,798,134

Investor Shares—Net Assets
Applicable to 45,650,867 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	704,631
Net Asset Value Per Share—Investor Shares	$15.44

Admiral Shares—Net Assets
Applicable to 1,237,009,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,093,503
Net Asset Value Per Share—Admiral Shares	$15.44

See accompanying Notes, which are an integral part of the Financial Statements.
96

Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	235,688
Total Income	235,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,350
Management and Administrative— Investor Shares	1,260
Management and Administrative— Admiral Shares	16,134
Marketing and Distribution— Investor Shares	88
Marketing and Distribution— Admiral Shares	1,157
Custodian Fees	112
Auditing Fees	29
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	97
Trustees’ Fees and Expenses	8
Other Expenses	43
Total Expenses	20,295
Expenses Paid Indirectly	(39)
Net Expenses	20,256
Net Investment Income	215,432
Realized Net Gain (Loss)
Investment Securities Sold[1]	(25,379)
Futures Contracts	4,476
Realized Net Gain (Loss)	(20,903)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(611,987)
Futures Contracts	(450)
Change in Unrealized Appreciation (Depreciation)[1]	(612,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	(417,908)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,624,000, ($46,000), $21,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215,432	159,944
Realized Net Gain (Loss)	(20,903)	(2,084)
Change in Unrealized Appreciation (Depreciation)	(612,437)	(52,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	(417,908)	105,117
Distributions
Investor Shares	(7,453)	(6,786)
Admiral Shares	(205,933)	(153,836)
Total Distributions	(213,386)	(160,622)
Capital Share Transactions
Investor Shares	(234,748)	(54,350)
Admiral Shares	(2,418,416)	3,197,001
Net Increase (Decrease) from Capital Share Transactions	(2,653,164)	3,142,651
Total Increase (Decrease)	(3,284,458)	3,087,146
Net Assets
Beginning of Period	23,082,592	19,995,446
End of Period	19,798,134	23,082,592

See accompanying Notes, which are an integral part of the Financial Statements.
97

Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.89	$15.93	$15.84	$15.68	$15.79
Investment Operations
Net Investment Income[1]	.141	.105	.201	.257	.215
Net Realized and Unrealized Gain (Loss) on Investments	(.447)	(.039)	.092	.160	(.109)
Total from Investment Operations	(.306)	.066	.293	.417	.106
Distributions
Dividends from Net Investment Income	(.144)	(.106)	(.203)	(.257)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.144)	(.106)	(.203)	(.257)	(.216)
Net Asset Value, End of Period	$15.44	$15.89	$15.93	$15.84	$15.68
Total Return[2]	-1.93%	0.41%	1.86%	2.68%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$705	$963	$1,020	$945	$1,030
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.66%	1.27%	1.63%	1.38%
Portfolio Turnover Rate	96%	53%	47%	34%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.89	$15.93	$15.84	$15.68	$15.79
Investment Operations
Net Investment Income[1]	.156	.117	.213	.270	.229
Net Realized and Unrealized Gain (Loss) on Investments	(.450)	(.039)	.093	.160	(.111)
Total from Investment Operations	(.294)	.078	.306	.430	.118
Distributions
Dividends from Net Investment Income	(.156)	(.118)	(.216)	(.270)	(.228)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.156)	(.118)	(.216)	(.270)	(.228)
Net Asset Value, End of Period	$15.44	$15.89	$15.93	$15.84	$15.68
Total Return[2]	-1.86%	0.49%	1.94%	2.76%	0.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,094	$22,119	$18,976	$15,877	$15,182
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.73%	1.34%	1.71%	1.46%
Portfolio Turnover Rate	96%	53%	47%	34%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
98

Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In December 2022, the Board of Trustees approved changing the fund’s name to Vanguard Ultra-Short-Term Tax-Exempt Fund to better reflect its existing investment strategy, which will be effective in February 2023.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
99

Short-Term Tax-Exempt Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $814,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $39,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
100

Short-Term Tax-Exempt Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,383,291	—	19,383,291
Temporary Cash Investments	497,797	—	—	497,797
Total	497,797	19,383,291	—	19,881,088
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,340	—	—	6,340
Liabilities
Futures Contracts[1]	3,894	—	—	3,894
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	9,944
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(50,596)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(500,028)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	213,386	160,622
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	213,386	160,622
*	Includes short-term capital gains, if any.
101

Short-Term Tax-Exempt Fund
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,381,117
Gross Unrealized Appreciation	2,839
Gross Unrealized Depreciation	(502,867)
Net Unrealized Appreciation (Depreciation)	(500,028)
F.	During the year ended October 31, 2022, the fund purchased $19,002,530,000 of investment securities and sold $21,534,954,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $1,304,800,000 and sales were $1,462,365,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	303,136	19,362	406,427	25,504
Issued in Lieu of Cash Distributions	6,242	400	5,883	369
Redeemed	(544,126)	(34,737)	(466,660)	(29,287)
Net Increase (Decrease)—Investor Shares	(234,748)	(14,975)	(54,350)	(3,414)
Admiral Shares
Issued	12,903,629	823,535	12,258,316	769,196
Issued in Lieu of Cash Distributions	145,135	9,295	108,247	6,794
Redeemed	(15,467,180)	(987,882)	(9,169,562)	(575,418)
Net Increase (Decrease)—Admiral Shares	(2,418,416)	(155,052)	3,197,001	200,572
H.	Management has determined that no other events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
102

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
103

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
104

"Bloomberg® and Bloomberg 1 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Short-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Short-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Short-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Short-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Short-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Short-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Short-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Short-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE SHORT-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE SHORT-TERM TAX-EXEMPT FUND OR THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
105

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q410 122022

Annual Report   |   October 31, 2022
Vanguard Limited-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Investor Shares of Vanguard Limited-Term Tax-Exempt Fund returned –4.95% and Admiral Shares returned –4.87%. The fund outperformed the –5.56% return of its expense-free benchmark index and the –5.81% average return of its peer group.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields and the muni market experienced significant cash outflows. As a whole, however, munis’ fundamentals remained solid and they fared better than the overall bond market, with a return of about –12%, according to the Bloomberg Municipal Bond Index.
•	The fund’s relative outperformance stemmed mainly from having a shorter duration than its benchmark index in a rising interest rate environment. Security selection in some segments added value as well.
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard Limited-Term Tax-Exempt Fund returned –4.95% for Investor Shares and –4.87% for Admiral Shares. The fund outperformed its benchmark index, which returned –5.56%, and the average return of –5.81% for its peers.
With municipal bond prices falling, the 30-day SEC yield for Investor Shares ended the 12 months at 3.12%, up from 0.34% a year earlier. The 30-day yield for Admiral Shares climbed to 3.20%, from 0.42%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began to raise short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months.
That created a very challenging environment for bonds. Municipal bond yields rose sharply even as the credit profile of muni issuers remained solid overall. Their balance sheets have been bolstered by pandemic-related fiscal stimulus that went directly to states and municipalities, and to consumers, whose spending then boosted sales tax revenues. And, for the most part, those governmental entities used the extra funds in fiscally responsible ways, such as building up rainy-day funds.
With muni returns turning negative in 2022, investors pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the muni market finished the period down about –12%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
Duration was the main driver of the fund’s relative outperformance. Heading into the year, short-term municipal rates were very close to the zero interest rate bound and valuations were unattractive relative to taxable fixed income alternatives. Given this backdrop and the potential for Fed rate hikes, we shortened duration because risks were clearly skewed toward higher rates. This positioning paid off early in the year as market expectations for the timing and pace of Fed hikes were significantly accelerated. Following the initial sell-off, we moved closer to a neutral duration stance, reflecting the reintroduction of two-way risk in the rates market.
Overall, security selection added value, notably in the transportation and hospital sectors.
In terms of allocation, an underweight to prerefunded bonds weighed on performance. The fund’s modest exposure to credit also detracted.
The fund was well-prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle and muni valuations at rich levels, we didn’t predict the magnitude of outflows that occurred, but had increased our liquidity buffer because we saw that some investors might head for the exits.
Outlook
The magnitude of negative annual returns has understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. In fact, the outright level of yields in munis today is the most attractive we’ve seen for a long time. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Given that outlook, we
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2021	October 31, 2022
2 years	0.23%	3.20%
5 years	0.64	3.27
10 years	1.22	3.40
30 years	1.77	4.17
Source: Vanguard.
2

have upgraded the portfolio’s credit quality to cushion it from any spread-widening we may see in securities rated A and BBB. We are also favoring some sectors that tend to be more defensive in downturns, such as tax-backed bonds and essential services.
That said, with valuations starting to loosen, we are also looking opportunistically at certain lower-quality credit.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Adam M. Ferguson, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 12, 2022
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$989.30	$0.85
Admiral™ Shares	1,000.00	989.70	0.45
Based on Hypothetical 5% Yearly Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Limited-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Limited-Term Tax-Exempt Fund Investor Shares	-4.95%	0.67%	0.93%	$10,968
Bloomberg 1-5 Year Municipal Bond Index	-5.56	0.53	0.94	10,976
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	11,809

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Limited-Term Tax-Exempt Fund Admiral Shares	-4.87%	0.75%	1.01%	$55,300
Bloomberg 1-5 Year Municipal Bond Index	-5.56	0.53	0.94	54,881
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	59,044
See Financial Highlights for dividend and capital gains information.
5

Limited-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2022
New York	15.0%
Texas	9.3
California	8.1
Illinois	7.2
New Jersey	5.6
Pennsylvania	4.6
Alabama	3.8
Florida	3.2
Georgia	3.0
Ohio	2.6
Multiple States	2.2
Michigan	2.1
Kentucky	2.0
Maryland	2.0
Connecticut	2.0
Massachusetts	1.9
Colorado	1.9
Tennessee	1.8
Washington	1.6
Wisconsin	1.5
South Carolina	1.5
Arizona	1.4
Louisiana	1.3
Indiana	1.3
Missouri	1.2
Virginia	1.2
Puerto Rico	1.2
Other	9.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (3.8%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,314
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,487
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,446
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,373
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	6,265	6,358
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	811
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,272
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,000
	Auburn University College & University Revenue	3.250%	6/1/31	390	364
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	307
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	470
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	535
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	255
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	414
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	431
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/23	1,000	1,022
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,407
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	380
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,256
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,879
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	229
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	869
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,421
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	214
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,067
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	248
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	862
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	247
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,153
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	727
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,467
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	979
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,272
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,440
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	2,991
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,216
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,557
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,228
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,484
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,642
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	842
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,005	1,969
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,895
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	2,985
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,080
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,423
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,564
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	871
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	61,115	59,257
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	397
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	344
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	980
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	751
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	70,785	67,985
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	81,675
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	55,175	53,434
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	49,876
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	11,590	11,706
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	70,975	68,321
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	94,270	88,200
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	87,880	84,594
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	75,805	76,558
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	2.996%	12/1/48	36,000	35,597
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	227
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	251
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	218
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,021
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,161
	Homewood AL GO, Prere.	5.000%	3/1/23	500	531
	Homewood AL GO, Prere.	5.250%	3/1/23	12,500	13,380
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,091
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,020
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	255
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	204
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	362
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	210	214
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	325
	Huntsville AL GO	5.000%	5/1/23	2,680	2,704
	Huntsville AL GO, Prere.	5.000%	5/1/23	1,400	1,425
	Huntsville AL GO, Prere.	5.000%	5/1/23	1,195	1,216
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,581
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	453
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	215
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	551
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,001
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,627
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,048
	Jefferson County AL GO	5.000%	4/1/24	5,500	5,628
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,536
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	6,915
[4,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,527
[4,5]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,080
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	850
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	50,925	49,449
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	8,829
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,352
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,760
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,295
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,314
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,202
	Montgomery AL GO	3.000%	12/1/22	750	750
	Montgomery AL GO	3.000%	12/1/24	205	203
	Montgomery AL GO	3.000%	12/1/25	500	491
	Montgomery AL GO	3.000%	12/1/26	265	258
	Montgomery AL GO	3.000%	12/1/27	925	893
	Montgomery AL GO	3.000%	12/1/28	1,850	1,759
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	150
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	101
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	142
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	230
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	205
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	68,164
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	1,992
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,470
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	41,985	41,411
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	4/1/24	1,000	985
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	748
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	516
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	862
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	733
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,344
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	3,823
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	224
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,405
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	547
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	675
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	2,907
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,530
[6]	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	2,921
[6]	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,818
[6]	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,056
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	19,160	17,886
[6]	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	15,480	15,647
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	17,835	17,559
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	747
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,485
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	201
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	153
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	307
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,700
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,940
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,015
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,131
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,310
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,101
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,080
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	507
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	538
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	428
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	605
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	839
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	789
					1,174,977
Alaska (0.4%)
	Alaska GO	5.000%	8/1/25	1,435	1,441
	Alaska GO	5.000%	8/1/29	2,650	2,757
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	251
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	217
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	228
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	292
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	361
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	484
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	397
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	409
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	416
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	386
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	989
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,046
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	939
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	6,355	6,245
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	847
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,064
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,493
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,935	1,947
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,147
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,925
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,106
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	532
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,844
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,413
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,757
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,575
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,869
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	13,926
[2,7]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	11/7/22	3,375	3,375
[2,7]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	11/7/22	7,330	7,330
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	615
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	598
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,232
	Municipality of Anchorage AK GO	5.000%	9/1/26	370	391
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	663
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	396
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	893
	Municipality of Anchorage AK GO	5.000%	9/1/29	625	683
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	454
	North Slope AK GO	4.000%	6/30/25	18,240	18,550
	North Slope AK GO	4.000%	6/30/26	16,175	16,488
	North Slope Borough AK GO	5.000%	6/30/25	800	833
	North Slope Borough AK GO	5.000%	6/30/26	600	632
	North Slope Borough AK GO	5.000%	6/30/27	415	442
	North Slope Borough AK GO	5.000%	6/30/28	365	392
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	203
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,123
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,038
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,049
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,236
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,410
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	160	157
					127,486
Arizona (1.4%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	515
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	558
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	329
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	217
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	272
	Arizona Board of Regents COP	5.000%	6/1/24	670	686
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,290
	Arizona Board of Regents COP	5.000%	6/1/26	1,185	1,240
	Arizona COP, ETM	5.000%	10/1/23	6,720	6,829
	Arizona COP, ETM	5.000%	10/1/23	19,820	20,141
	Arizona COP, ETM	5.000%	10/1/24	20,920	21,596
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,656
	Arizona COP, ETM	5.000%	10/1/28	4,075	4,439
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,138
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,462
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,026
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	836
[2,7]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	11/1/22	11,020	11,020
[2,7]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	11/1/22	6,905	6,905
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	11/4/26	4,000	3,857
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/22	320	320
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	603
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	602
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	751
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,182
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	212
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	998
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	998
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	745
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	775
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	227
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	839
[7]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	463
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	577
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	233
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	137
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	165
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	129
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	653
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	764
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	684
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	140
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	748
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	130
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,685
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	237
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,484
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	264
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,700	1,825
[2,7]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	1,910	1,910
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	3,300	3,300
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,456
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,897
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,513
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,590
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,659
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,741
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,607
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,757
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,264
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,683
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,698
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,695
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,061
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,564
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	412
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	519
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	4,101
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,775
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	1,756
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	1,736
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	1,717
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	335
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,446
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,574
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	9,490	10,024
	Arizona State University College & University Revenue	5.000%	7/1/23	690	698
	Arizona State University College & University Revenue	5.000%	7/1/23	500	506
	Arizona State University College & University Revenue	5.000%	7/1/23	500	506
	Arizona State University College & University Revenue	5.000%	7/1/24	400	411
	Arizona State University College & University Revenue	5.000%	7/1/24	400	411
	Arizona State University College & University Revenue	5.000%	7/1/25	800	823
	Arizona State University College & University Revenue	5.000%	7/1/25	730	761
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,060
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,436
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	122
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	131
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	158
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	109
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	320
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	405
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,239
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	263
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	746
[2,7]	Glendale IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,750	3,750
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	454
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	911
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	304
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,003
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	263
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	118
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	120
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	105
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	266
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	322
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	121
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	75
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	80
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	476
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	527
[2,7]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,455	4,455
	Maricopa County AZ Unified School District No. 97-Deer Valley (School Improvement Project) GO	2.500%	7/1/24	100	98
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,140
[1]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	25
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	155
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	145
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	198
[7]	Maricopa County IDA Charter School Aid Revenue	3.500%	7/1/26	1,015	961
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	197
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	220
[7]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	1,994
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,526
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,317
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,503
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,564
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,227
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	633
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,642
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,653
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,331
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	10,802
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,046
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.810%	10/18/24	6,395	6,361
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	3.040%	9/1/24	4,500	4,486
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,243
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,495	1,285
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,658
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,940
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	1,035	1,133
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,281
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	517
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	529
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	142
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	129
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	109
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	190
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	214
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	145
[1,2,7]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	2.290%	11/7/22	2,400	2,400
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	818
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	384
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,760
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,058
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,403
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	137
[7]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	2,770	2,695
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	100
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	402
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	403
	Pima County AZ Sewer System Sewer Revenue COP	5.000%	7/1/29	1,135	1,237
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	294
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	319
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	328
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	332
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,343
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	303
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	359
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	780
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	2,989
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,270
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	5,990	6,205
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	10,791
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	5,677
	Scottsdale AZ GO	3.000%	7/1/23	25	25
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	105	105
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	439
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	233
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	328
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	335
	University of Arizona College & University Revenue	5.000%	6/1/23	25	25
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,059
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arizona College & University Revenue	5.000%	6/1/24	800	821
	University of Arizona College & University Revenue	5.000%	8/1/25	710	742
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,221
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	4,596
	University of Arizona College & University Revenue	5.000%	8/1/26	765	810
	University of Arizona College & University Revenue	5.000%	8/1/27	825	884
	University of Arizona College & University Revenue	5.000%	6/1/29	4,000	4,197
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	561
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	773
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,280
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	10,000	9,995
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,584
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,507
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,550
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,681
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,010
					425,427
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	701
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,007
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,898
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	16,432
	Arkansas GO	5.000%	10/1/24	9,500	9,651
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,924
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,368
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	574
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,533
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	327
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	515	495
	Bryant School District No. 25 GO	1.000%	2/1/24	250	239
[2]	Little Rock Metrocentere Improvement District No. 1 Industrial Revenue (Little Rock Newspapers Inc. Project) VRDO	1.600%	11/1/22	6,300	6,300
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,553
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	6,681
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,512
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,387
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,011
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,005
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,906
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,792
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,324
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,057
	Rogers AR Water Revenue	4.000%	11/1/29	140	141
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,694
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	5/1/23	3,090	3,090
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	3,819
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,198
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	361
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	418
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	287
					91,685
California (7.9%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,542
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,885
[4]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	724
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,460
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,699
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,365
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	31
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,074
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,790	8,394
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,420	8,187
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	5,000	4,773
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,200	21,394
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	17,884
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	2.520%	4/1/24	8,900	8,846
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	4/1/26	6,875	6,758
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	5/1/23	10,635	10,645
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	5/1/23	14,175	14,188
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	4/1/24	8,725	8,754
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	4/1/24	2,750	2,759
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,500	12,602
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	4/1/56	15,000	14,611
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.650%	4/1/56	11,000	10,700
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	4/1/45	36,240	36,273
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.490%	4/1/36	1,000	1,011
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,342
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	3,907
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	3,959
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,133
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,695
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	3/1/23	250	254
	Belmont-Redwood Shores School District GO, Prere.	5.000%	2/1/23	100	105
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,384
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,567
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	54,005	51,870
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	372
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	458
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	636
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	493
	California Community Choice Financing Authority Natural Gas Revenue (Clean Energy Project) PUT	4.000%	12/1/27	60,640	59,156
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,220	7,367
	California GO	5.000%	9/1/23	4,555	4,625
	California GO	3.000%	3/1/25	390	386
	California GO	4.000%	4/1/25	2,990	3,040
	California GO	5.000%	4/1/25	15,510	16,148
	California GO	5.000%	4/1/25	51,400	53,516
	California GO	5.000%	8/1/25	10,000	10,464
	California GO	5.000%	9/1/25	31,680	33,193
	California GO	5.000%	9/1/25	6,945	7,277
	California GO	4.000%	10/1/25	4,540	4,630
	California GO	5.000%	11/1/25	5,685	5,971
	California GO	3.000%	3/1/26	20,000	19,665
	California GO	5.000%	4/1/26	8,300	8,766
	California GO	5.000%	4/1/26	10,575	11,168
	California GO	5.000%	8/1/26	5,710	6,058
	California GO	5.000%	8/1/26	1,060	1,100
	California GO	5.000%	8/1/26	5,970	6,334
	California GO	5.000%	8/1/26	27,635	29,321
	California GO	4.000%	9/1/26	10,125	10,368
	California GO	5.000%	9/1/26	685	728
	California GO	5.000%	9/1/26	2,700	2,826
	California GO	5.000%	9/1/26	21,690	23,040
	California GO	5.000%	10/1/26	10,000	10,635
	California GO	5.000%	10/1/26	3,700	3,906
	California GO	4.000%	11/1/26	18,875	19,345
	California GO	5.000%	12/1/26	22,530	24,015
	California GO	5.000%	4/1/27	9,010	9,628
	California GO	3.500%	8/1/27	10,000	10,017
	California GO	5.000%	9/1/27	14,000	15,038
[8]	California GO	4.000%	10/1/27	35,845	36,898
	California GO	5.000%	11/1/27	375	404
	California GO	5.000%	11/1/27	8,520	9,171
	California GO	5.000%	11/1/27	26,800	28,849
	California GO	5.000%	12/1/27	14,700	15,839
	California GO	5.000%	4/1/28	2,055	2,223
	California GO	5.000%	4/1/28	11,515	12,457
	California GO	5.000%	8/1/28	300	313
	California GO	5.000%	9/1/28	5,930	6,280
	California GO	5.000%	10/1/28	1,185	1,289
	California GO	5.000%	11/1/28	13,890	15,129
[6]	California GO	5.000%	11/1/28	35,955	39,160
	California GO	5.000%	12/1/28	14,875	16,199
	California GO	5.000%	4/1/29	3,900	4,268
	California GO	5.000%	4/1/29	15,480	16,939
	California GO	4.000%	9/1/29	7,245	7,500
	California GO	5.000%	4/1/30	5,700	6,292
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/30	15,120	15,959
	California GO	4.000%	9/1/31	860	869
	California GO	4.000%	8/1/32	8,025	8,094
	California GO	5.000%	2/1/33	500	502
	California GO	5.000%	8/1/35	1,195	1,259
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	683
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,039
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,057
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	290	305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	9,038
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	31,000	31,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,855	9,760
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,473
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	956
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,548
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	24,670	26,958
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,867
[2,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	11/1/22	13,995	13,995
[2,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	11/7/22	52,370	52,370
[3]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	11,500	11,345
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	606
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,305
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,336
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,000
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	154
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	571
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	27,295
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	6,100	6,018
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	4,815	4,750
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	6/1/26	6,975	6,796
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,824
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	606
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	419
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	639
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	838
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	734
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	2,013
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,532
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	890	807
[2,4,7]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	2.390%	11/7/22	2,340	2,340
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	354
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,000	5,468
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,049
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,009
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,613
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	5,846
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	13,085
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	3,810	3,891
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,088
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	18,056
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,500	1,518
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,269
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,508
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	18,928
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,333
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,658
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,035
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	3,661
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	21,091
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,579
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,186
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,000
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	638
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,038
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,180
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,810
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,869
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,969
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,345	1,363
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,040
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	895	935
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,382
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,197
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,600
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,154
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,754
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,470
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,422
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,010
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,328
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,384
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	609
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,043
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,502
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,665	4,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,870	12,963
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,290	5,777
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,835
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,650
[2,7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	18,095	18,095
[2,7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	2.640%	12/30/22	26,670	26,670
	Centinela Valley Union High School District GO, Prere.	5.750%	2/1/23	1,115	1,136
	Centinela Valley Union High School District GO, Prere.	6.000%	2/1/23	1,940	1,980
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,190
	Coast Community College District GO	5.000%	8/1/23	6,240	6,323
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,573
	Cupertino Union School District GO, Prere.	4.000%	2/1/23	125	127
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,271
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,132
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,795
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	377
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	435
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	2.340%	7/1/46	5,990	5,942
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,833
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,021
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	513
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,032
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	763
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	1,390	1,436
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	806
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	691
[2,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	2.300%	11/7/22	6,490	6,490
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	10,015	10,120
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	440	452
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,027
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	850	898
[2,4,7]	Hayward Unified School District GO TOB VRDO	2.280%	11/7/22	9,810	9,810
[4]	Hemet Unified School District GO, Prere.	5.000%	2/1/23	200	206
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,488
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	261
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	2,888
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	2,000	2,028
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	9,500	9,799
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	2,500	2,579
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	14,880	15,348
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	13,180	13,594
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,262
[2,7]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	32,000	32,000
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	967
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,165
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,260
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,295
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,344
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,272
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,031
[2,7]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	4,740	4,740
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,750	4,810
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,184
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,002
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,035
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,227
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,333
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,812
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	880	961
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,103
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,048
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	257
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	90
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	79
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	75
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	85	91
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	24,354
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	3,416
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	90	97
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	162
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	77
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	250	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,900
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,009
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,000	2,151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,076
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	615	661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,520	1,675
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,505	1,659
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	275	303
[6]	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,467
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,288
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/23	1,750	1,795
	Los Angeles Unified School District GO	5.000%	7/1/25	350	366
[4]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	658
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	400	405
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	420	411
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,744
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	675	701
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	2,305	2,529
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,407
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,245	2,493
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.380%	5/21/24	3,500	3,483
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	3,750	3,732
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	9,745	9,697
	Norris School District GO, Prere.	0.000%	5/1/24	500	243
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	615
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	30,690	30,432
[7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	22,200	22,200
[2,4,7]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	2.290%	11/7/22	2,000	2,000
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,027
[4]	Oxnard School District GO, Prere.	5.000%	2/1/23	230	233
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Community College District GO, Prere.	5.000%	5/1/23	195	203
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,680
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,011
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,209
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,418
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,844
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,531
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,643
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,497
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,835
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	748
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,625
[2,7]	River Islands Public Financing Authority Community Facilities TOB VRDO	2.490%	12/5/22	38,500	38,500
[3]	Riverside CA Water Revenue, SIFMA Municipal Swap Index Yield + 0.130%	2.370%	1/18/23	2,250	2,249
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,226
	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	500	516
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	908
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	608
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,041
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,423
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	355
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,947
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,341
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,087
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	79
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,299
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,291
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,200	5,281
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,620	4,955
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,080
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,251
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,300	17,912
	San Diego County CA COP	5.000%	10/15/25	100	103
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	504
[2,7]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	2.320%	11/7/22	7,135	7,135
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/23	6,000	6,130
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/23	2,515	2,579
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,100	3,359
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,610
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,795	1,842
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,231
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,447
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,566
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,719
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,618
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,793
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,571
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,734
	San Francisco CA City & County GO	5.000%	6/15/25	2,485	2,554
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,927
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,641
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,072
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,465
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,392
	San Francisco CA City & County GO	5.000%	6/15/28	4,930	5,380
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,019
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,582
[2,7]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	43,900	43,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	210	221
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	2,270	2,350
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/23	3,670	3,799
[2,7]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	21,000	21,000
[2,7]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	50,000	50,000
[2,7]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	31,350	31,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	44,177
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	2,500	2,699
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	2,825	3,088
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,618
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	4,891
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,552
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,590
	San Juan Unified School District GO	3.000%	8/1/23	575	575
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,648
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/24	525	538
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	2/1/23	200	204
[5]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,224
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,300	2,329
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	4,150	4,239
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,286
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,058
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,232
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,055
	University of California College & University Revenue	5.000%	5/15/25	125	130
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,058
	University of California College & University Revenue	5.000%	5/15/26	6,365	6,430
	University of California College & University Revenue	5.000%	5/15/27	270	290
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,252
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	500	516
[1]	Vacaville Unified School District GO, Prere.	5.000%	2/1/23	260	268
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	520	522
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	412
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	493
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	782
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	688
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	710
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	804
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	535
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	741
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	615
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	801
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	668
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	515
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	257
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	977
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,316
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	979
	West Basin Municipal Water District Water Revenue	5.000%	8/1/23	200	203
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	250	258
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	186
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	269
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	320	348
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	300	330
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	431
					2,485,313
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,424
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,125
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,896
	Adams County CO COP	5.000%	12/1/22	1,250	1,252
	Aurora CO COP	5.000%	12/1/26	425	451
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	225
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	270
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	203
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	102
	Colorado COP	5.000%	3/15/24	660	674
	Colorado COP	5.000%	3/15/24	780	797
	Colorado COP	5.000%	3/15/25	890	922
	Colorado COP	5.000%	3/15/25	725	751
	Colorado COP	5.000%	12/15/25	8,410	8,821
	Colorado COP	5.000%	3/15/26	760	797
	Colorado COP	5.000%	12/15/26	5,145	5,469
	Colorado COP	5.000%	12/15/27	5,925	6,376
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,719
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	102
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	62
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	132
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	681
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,352
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	528
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	50
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,003
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	857
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	91
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	220	223
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	743
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	1,961
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,550
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	822
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,053
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,541
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	191
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,961
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	560
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,702
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,135
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,615
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	464
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,600
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	348
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	459
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,315
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,687
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	729
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,225	3,411
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	934
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,037
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,449
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,965	2,964
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	27,720
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,640	12,843
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	12,256
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	39,860	41,609
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	10,539
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	33,355	35,446
[2,7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.670%	11/1/22	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,236
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,023
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	18,836
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,290
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	500	504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	815
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,100	2,228
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,512
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.790%	8/17/26	13,980	13,806
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,544
	Colorado Housing and Finance Authority	4.250%	11/1/48	3,290	3,259
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,770	2,733
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	9,550	9,230
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	7,540	7,150
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	1,970	1,856
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,500	2,548
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	1.650%	4/1/23	1,200	1,189
[3]	Colorado School of Mines College and University Revenue, 1M USD LIBOR + 0.550%	2.596%	11/1/22	8,280	8,266
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,018
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,086
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	128
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,784
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	19,800
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,258
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,118
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,531
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,468
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,463
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,207
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	490
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,280
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	3,941
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,003
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,339
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,105
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,583
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	225
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	278
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	264
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	305
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	76
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	15,837
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	231
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	156
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	886
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	1,847
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,065
[3]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	5,280	5,200
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,010	27,818
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	465
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	679
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	401
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	259
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	366
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	510
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	530
[4]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	762
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	900
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,041
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,252
[7]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,385	2,261
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,399
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,011
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,750
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,774
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,965
[2,4,7]	Regional Transportation District COP TOB VRDO	2.300%	11/7/22	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	507
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	406
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	305
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	611
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	637
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	612
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	561
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	3,000	3,267
[2,7]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	2.320%	11/7/22	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,344
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,128
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,742
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	17,500	17,853
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	105
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	198
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	134
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	187
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	205
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	218
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	270
					571,437
Connecticut (2.0%)
[4]	Bridgeport CT GO	5.000%	8/15/23	750	760
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,630
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,064
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	5,425	5,502
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	380
	Connecticut GO	5.000%	11/15/22	12,685	12,694
	Connecticut GO	3.000%	1/15/23	1,250	1,250
	Connecticut GO	5.000%	4/15/23	250	252
	Connecticut GO	3.000%	6/1/23	695	694
	Connecticut GO	4.000%	6/1/23	215	216
	Connecticut GO	5.000%	7/15/23	2,000	2,026
	Connecticut GO	5.000%	12/15/23	125	127
	Connecticut GO	5.000%	5/15/24	4,715	4,841
	Connecticut GO	3.000%	6/1/24	530	528
	Connecticut GO	5.000%	8/15/24	7,955	8,200
	Connecticut GO	5.000%	9/15/24	1,700	1,755
	Connecticut GO	5.000%	10/15/24	18,395	18,700
	Connecticut GO	5.000%	4/15/25	7,075	7,352
	Connecticut GO	5.000%	4/15/25	1,010	1,050
	Connecticut GO	5.000%	5/15/25	10,000	10,404
	Connecticut GO	4.000%	6/1/25	550	558
	Connecticut GO	4.000%	6/15/25	640	649
	Connecticut GO	5.000%	8/15/25	5,650	5,724
	Connecticut GO	5.000%	9/15/25	5,345	5,587
	Connecticut GO	5.000%	9/15/25	730	763
	Connecticut GO	5.000%	10/15/25	2,115	2,213
	Connecticut GO	5.000%	10/15/25	3,420	3,474
	Connecticut GO	5.000%	10/15/25	100	100
	Connecticut GO	5.000%	3/1/26	450	452
	Connecticut GO	4.000%	5/15/26	1,175	1,194
	Connecticut GO	5.000%	5/15/26	3,690	3,889
	Connecticut GO	3.000%	6/1/26	5,000	4,855
	Connecticut GO	5.000%	6/15/26	550	580
	Connecticut GO	5.000%	8/15/26	105	111
	Connecticut GO	5.000%	8/15/26	9,295	9,414
	Connecticut GO	5.000%	9/15/26	730	773
	Connecticut GO	5.000%	10/15/26	6,825	6,931
	Connecticut GO	5.000%	10/15/26	4,140	4,144
	Connecticut GO	5.000%	11/15/26	1,065	1,115
	Connecticut GO	4.000%	1/15/27	15,510	15,731
	Connecticut GO	5.000%	3/1/27	355	357
	Connecticut GO	5.000%	3/1/27	1,005	1,026
	Connecticut GO	4.000%	5/15/27	100	101
	Connecticut GO	3.000%	6/1/27	5,000	4,809
	Connecticut GO	4.000%	6/15/27	175	178
	Connecticut GO	5.000%	6/15/27	415	443
	Connecticut GO	5.000%	7/15/27	11,000	11,762
	Connecticut GO	5.000%	8/15/27	190	201
	Connecticut GO	5.000%	9/15/27	735	788
	Connecticut GO	5.000%	11/15/27	1,000	1,046
	Connecticut GO	4.000%	1/15/28	10,000	10,137
	Connecticut GO	4.000%	1/15/28	3,765	3,816
	Connecticut GO	3.000%	6/1/28	6,875	6,533
	Connecticut GO	5.000%	6/15/28	500	539
	Connecticut GO	5.000%	9/15/28	905	979
	Connecticut GO	4.000%	10/15/28	2,010	2,010
	Connecticut GO	5.000%	11/15/28	100	104
	Connecticut GO	5.000%	1/15/29	9,050	9,800
	Connecticut GO	5.000%	6/15/29	500	544
	Connecticut GO	4.000%	1/15/30	3,500	3,532
	Connecticut GO	4.000%	3/1/33	135	134
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	442
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	234
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	229
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	316
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	444
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	743
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	858
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	846
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,465
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	835
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	740	738
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	100	100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	2,135	2,116
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,120	2,111
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,960	4,904
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	7,995	7,801
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,000	942
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	2,235	2,181
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,945	4,709
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	161
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	913
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,082
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,068
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	931
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	919
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	5,540	5,336
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	190	190
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,088
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	11/15/24	11,275	11,218
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	2.870%	11/15/24	25,580	25,452
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	847
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,554
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,547
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,041
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	520
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,781
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,842
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	135
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,058
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	5,927
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	5,000	5,397
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	520
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,898
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,533
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	688
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,633
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,418
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	1/1/32	25,000	25,030
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,577
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,135
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,332
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,030
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,565
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,333
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	256
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,141
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	516
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,347
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,549
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	28,935	28,714
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	13,055	12,734
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,749
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	18,710	17,772
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,021
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,005
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	15,579
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,235
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	27,600
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	1,987
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	277
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	323
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,690
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	177
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,006
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	379
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,031
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	179
[7]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	165	160
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	586
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,039
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	1,936
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,018
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,042
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	258
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,874
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,570	1,614
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	357
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	436
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,056
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,764
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,216
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,297
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,404
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	128
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	260
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,101
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/22	115	115
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/22	255	255
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	260	265
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	254
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	155	160
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	258
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	160	168
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	175	183
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/26	250	266
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/26	250	266
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), Prere.	5.000%	11/15/22	200	213
	Metropolitan Council GO	5.000%	2/1/23	1,145	1,150
	Metropolitan District GO	5.000%	7/15/23	525	532
	Metropolitan District GO	5.000%	7/15/25	925	966
	Metropolitan District GO	5.000%	7/15/25	3,000	3,132
	Metropolitan District GO	3.000%	3/1/29	3,000	2,833
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,585	1,596
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,047
					614,591
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,221
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	202
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	205
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	167
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	195
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	319
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	242
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	509
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	594
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	414
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	424
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	536
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	357
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,935	8,792
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,182
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,479
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	407
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	716
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	825
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,467
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	750	759
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	643
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,105
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,140
					30,900
District of Columbia (0.5%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	227
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	604
	District of Columbia College & University Revenue	5.000%	4/1/27	570	590
	District of Columbia College & University Revenue	5.000%	4/1/28	650	677
	District of Columbia College & University Revenue	5.000%	4/1/29	250	261
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,316
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,155
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,354
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,403
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,815	1,700
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,290	1,287
[2,7]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.640%	12/30/22	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,653
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	3,816
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,523
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	4,931
	District of Columbia Income Tax Revenue	3.000%	12/1/32	50	50
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,030
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	3,933
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,526
[1,2,7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.360%	11/7/22	17,140	17,140
[2,7]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	2.330%	11/7/22	13,635	13,635
[2,4,7]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.360%	11/7/22	26,155	26,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	827
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,437
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,074
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	729
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,065
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	859
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/1/33	2,455	2,577
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,851
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,473
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	10,833
					143,566
Florida (3.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	350
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,074
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	216
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	799
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	149
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,554
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	232
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,273
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	138
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	949
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	125
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	468
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,309
[2,7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	3,600	3,600
[2,7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,024
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,067
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,134
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,194
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,256
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,323
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	692
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,002
[2,7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
[2,7]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	5,195	5,195
	Brevard County School District COP	5.000%	7/1/32	2,980	3,057
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,247
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	4,779
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,346
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,284
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	584
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,601
	Broward County FL School District COP	5.000%	7/1/23	450	455
	Broward County FL School District COP	5.000%	7/1/24	400	410
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,929
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,209
	Broward County FL School District COP	5.000%	7/1/25	400	415
	Broward County FL School District COP	5.000%	7/1/26	475	499
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,173
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,624
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	5,886
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,183
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,082
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.250%	9/1/23	975	964
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,341
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	969
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,168
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	604
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,884
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	330	325
[7]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	2,270	1,928
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	457
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	3,850
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,058
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,409
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	198
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,664
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	411
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	381
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,357
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,250
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,180	2,997
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	214
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	409
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	113
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	400
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	279
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	986
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,179
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,252
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	795
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	101
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	384
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	430
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	430
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	380
[2,7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.410%	11/7/22	4,365	4,365
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,975
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,109
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,519
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,735
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,239
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	5,907
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	193
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	8,764
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	526
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,393
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,476
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	5,909
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	75
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	197
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	196
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	194
[7]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	4,555	4,357
[7]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	136
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	273
[7]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	184
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	142
[7]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,184
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	315
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	394
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	394
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	726
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	551
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	294
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	311
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/23	225	223
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	102
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	464
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	476
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,443
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	2,045	1,807
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	103
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	519
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,194
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,047
	Florida GO	5.000%	6/1/24	5,750	5,908
	Florida GO	5.000%	6/1/25	7,675	8,007
	Florida GO	5.000%	6/1/27	22,145	23,723
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	304
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	720
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,193
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	807
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	781
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,054
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	817
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	508
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	236
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	295
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	519
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	312
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	989
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	531
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,778
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	986
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	344
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	185
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	116
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	253
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	278
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,408
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,471
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,531
[2,7]	Florida Higher Educational Facilities Financial Authority College & University Revenue TOB VRDO	2.280%	11/7/22	2,450	2,450
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	5,575	5,522
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,540	4,316
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,465	2,380
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,925	2,768
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	7,000	7,083
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,140
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,434
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,108
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,513
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	260
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	184
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	966
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,057
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	3,610	3,842
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	2,000	2,120
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	2,000	2,105
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,886
[2,7]	Fort Myers FL Utility System Water Revenue TOB VRDO	2.340%	11/7/22	1,600	1,600
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	184
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	374
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	376
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	189
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,721
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,130
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	969
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	469
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	494
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	456
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	432
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	781
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,135
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,936
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	737
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,685	2,797
	Hernando County FL Water Revenue	4.000%	6/1/24	625	632
	Hernando County FL Water Revenue	4.000%	6/1/25	575	578
[4]	Hernando County School District COP	5.000%	7/1/25	1,250	1,298
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/23	230	228
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	167
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	187
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	229
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,685
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,328
[2,7]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	2.300%	11/7/22	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,369
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,411
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,391
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,667
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	4,959
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	8,785
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,165	2,231
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	1,750	1,829
	Hillsborough County School Board COP	5.000%	7/1/23	915	924
	Hillsborough County School Board COP	5.000%	7/1/24	975	997
	Hillsborough County School Board COP	5.000%	7/1/28	40	42
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	5.000%	4/1/26	3,660	3,853
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	770
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,712
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,666
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,783
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,705
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,028
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	249
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,595
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,781
[2,7]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	17,435	17,435
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	118
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,182
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,695
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	304
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	264
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,386
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,658
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,545
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,819
[2,7]	JEA Electric System Electric Power & Light Revenue TOB VRDO	2.290%	11/7/22	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,126
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	28,486
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	519
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,723
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,297
	JEA Water & Sewer System Sewer Revenue VRDO	1.640%	11/1/22	1,225	1,225
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,523
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	460
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	508
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	339
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	310
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	396
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	601
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	4/1/23	105	108
[4]	Lake County School Board COP	5.000%	6/1/24	200	204
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	297
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	273
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	305
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	657
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	425
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	386
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	500
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,267
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,005
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	345	344
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	208
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	238
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	288
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,275	2,152
	Lee County School Board COP	5.000%	8/1/26	540	566
	Lee County School Board COP	5.000%	8/1/27	6,545	6,902
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,594
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,059
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	21,117
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,015
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,269
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,183
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,805
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,576
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	509
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,754
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,014
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,799
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	380
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	823
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	987
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	150
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,618
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	652
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	875
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,185
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	948
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	909
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,147
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,271
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,350
[4,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,499
[4,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,667
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,415
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,271
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,576
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,426
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	943
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,451
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,128
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	303
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,345
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	311
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,008
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	153
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,771
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	125
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,293
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,185
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,070
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	287
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,009
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,178
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,294
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,230
[2,7]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	2.490%	12/5/22	6,085	6,085
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	822
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	203
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	230
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	393
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,094
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,486
[2,7]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	2.300%	11/7/22	3,725	3,725
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,064
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	1,920	1,945
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	990
[6]	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/23	6,250	6,250
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	11,815
	Miami-Dade County School Board COP	5.000%	2/1/25	635	656
	Miami-Dade County School Board COP	5.000%	5/1/25	155	161
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,366
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	11,392
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,336
	Miami-Dade County School Board COP	5.000%	5/1/28	1,425	1,467
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	435	442
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	4/1/23	1,570	1,599
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	634
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,119
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,040
[1]	North Port FL Special Assessment Revenue, Prere.	5.000%	1/1/23	1,400	1,417
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,766
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,000
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,247
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,499
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	2,983
	Okaloosa County School Board COP	5.000%	10/1/25	600	623
	Okaloosa County School Board COP	5.000%	10/1/26	785	823
	Okaloosa County School Board COP	5.000%	10/1/27	1,005	1,063
	Okaloosa County School Board COP	5.000%	10/1/28	1,400	1,495
	Okaloosa County School Board COP	5.000%	10/1/29	1,220	1,313
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,802
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,092
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	9,977
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	507
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,177
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,141
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,265
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,353
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,449
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,405
[2,7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	2,870	2,870
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,240
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/48	1,685	1,657
	Orange County School Board COP	5.000%	8/1/29	1,300	1,415
	Orange County School Board COP, Prere.	5.000%	2/1/23	40	42
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	533
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,500
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,309
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,491
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,692
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,556
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,985	12,465
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,285
[4]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	1/1/23	1,260	1,275
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	201
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	172
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	277
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	277
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	504
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	617
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	605
[4]	Palm Bay FL GO	5.000%	7/1/23	915	925
[4]	Palm Bay FL GO	5.000%	7/1/24	1,920	1,971
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	114
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	119
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	123
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	254
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	257
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	403
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,636
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	506
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	362
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	669
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	143
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	475
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	200	205
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	204
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	546
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	200	203
[2,7]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	4,235	4,235
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,909
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,519
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,050
	Palm Beach County School District COP	5.000%	8/1/24	13,680	14,058
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,644
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,124
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,383
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,794
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,058
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,066
[1]	Pasco County School Board COP	5.000%	8/1/23	145	147
[1]	Pasco County School Board COP	5.000%	8/1/24	200	206
	Pasco County School Board COP	5.000%	8/1/25	1,900	1,975
[1]	Pasco County School Board COP	5.000%	8/1/25	250	260
[4]	Pasco County School Board COP	5.000%	8/1/27	400	425
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,602
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,480	2,438
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	329
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	266
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	467
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	683
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,062
	Polk County School District COP	5.000%	1/1/24	1,000	1,019
	Polk County School District COP	5.000%	1/1/25	2,715	2,797
	Polk County School District COP	5.000%	1/1/27	2,765	2,914
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,330
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,212
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,525
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	588
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	Reedy Creek FL Improvement District GO TOB VRDO	2.310%	11/7/22	2,950	2,950
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,263
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,592
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,864
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,021
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	941
[2,7]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	13,440	13,440
[2,7]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	11,000	11,000
[2,7]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,000	3,000
	School District of Broward County COP	5.000%	7/1/28	5,000	5,363
[7]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	112
[7]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	143
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	1,000	927
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,128
[2,7]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	9,510	9,510
[2,7]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,224
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	285	277
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	370	349
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	430	398
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	405	368
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,696
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,552
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,843
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,053
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	483
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	540
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,178
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,537
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	533
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,690
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	309
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	259
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	260
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,128
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,062
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	500	446
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	5,000	4,905
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	842
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	713
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,331
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	273
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	398
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	642
					996,365
Georgia (3.0%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	589
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	663
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	701
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	739
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,567
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,550
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,834
[6]	Atlanta GA GO	5.000%	12/1/29	5,000	5,490
[6]	Atlanta GA GO	5.000%	12/1/30	5,000	5,533
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,001
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,090
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	925
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,417
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,645
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,681
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	7,914
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,421
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,947
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	100
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	130
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	11/19/26	5,000	4,283
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	642
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	676
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	891
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	404
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	282
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	834
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	101
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	72
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	206
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,017
[2,7]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	2.300%	11/7/22	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,560	2,624
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	262
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	424
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	438
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	220
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	267
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	503
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	211
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	728
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,053
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	467
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,020
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	813
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	468
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	494
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	402
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	509
[2,7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,515	3,515
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	904
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	27,979
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	844
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	879
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	251
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	204
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	257
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	389
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,100
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,056
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,021
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,020
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	566
[2,7]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,455	1,455
	Douglas County School District GO	5.000%	4/1/23	360	363
	Douglas County School District GO	5.000%	4/1/24	500	512
	Douglas County School District GO	5.000%	4/1/25	600	624
	Douglas County School District GO	5.000%	4/1/26	570	601
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,281
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	600
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	553
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,794
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	347
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	509
[2,7]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	2,495	2,495
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	1,981
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,157
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	783
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	965	886
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	1,000	898
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	625	601
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,590	2,591
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,518
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	307
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	304
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	255
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	706
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	693
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	901
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	503
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,274
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,280
[2,7]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	5,260	5,260
[2,7]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,750	3,750
	Gainesville School District GO	5.000%	11/1/27	565	607
	Georgia GO	5.000%	7/1/24	6,000	6,174
	Georgia GO	5.000%	2/1/26	5,755	5,779
	Georgia GO	5.000%	7/1/26	8,820	9,354
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	225	225
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,250
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,927
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	703
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,892
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,036
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,385
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	431
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	451
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,711
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	852
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	842
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,506
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	953
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	517
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,764
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,392
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,193
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,037
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,457
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	727
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	806
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	630
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	650
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,826
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	2,986
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	3,873
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,509
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	175
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	254
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	435
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	617
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	918
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	681
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	571
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	2,986
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	4,810
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,804
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,225
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	164
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	312
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	731
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	545
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	590
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	562
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,074
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	5,951
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,621
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	372
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	539
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	12,789
	Houston County School District GO	5.000%	9/1/25	775	811
	Houston County School District GO	5.000%	9/1/26	840	891
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston County School District GO	5.000%	9/1/27	460	493
	Houston Healthcare System Inc., Prere.	5.000%		5,670	5,752
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	327
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	458
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	180
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	250
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	753
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	235	235
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,337
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,244
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	352
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,009
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	976
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	9,022
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	329
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,060
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,500
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	477
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,265
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	559
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	486
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,168
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,706
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	130,220	129,942
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	19,970
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	70,785	70,340
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	87,911
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	51,340	49,598
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	84,585	79,205
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,430	40,646
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	22,220	20,478
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.810%	12/1/23	6,750	6,678
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	2.846%	9/1/23	24,775	24,606
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	2.926%	8/1/48	47,690	47,280
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	561
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	642
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	449
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	565
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,462
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	690
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,715
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,748
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	402
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	839
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	835
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,213
	Municipal Electric Authority of Georgia Nuclear Revenue	3.000%	1/1/23	135	135
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	105
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	396
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	426
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	220
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	431
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	91
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	352
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	616
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	620
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	521
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	966
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	410
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	653
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	557
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	492
	Richmond County Board of Education GO	5.000%	10/1/25	500	524
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,438
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,050
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	871
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,093
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,529
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	330
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	310
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	628
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	318
	White County Development Authority College & University Revenue	5.000%	10/1/29	895	825
					930,299
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	390
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,760
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	628
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,113
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	865
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	506
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,276
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	942
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	509
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	988
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	1/1/23	4,530	4,598
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	350
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,444
	Guam Income Tax Revenue	5.000%	12/1/26	750	751
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	230	230
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,840
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,502
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	250
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,955	1,956
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,009
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	1,999
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,181
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,582
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,015
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,514
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,603
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,224
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	3,990
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,367
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,682
					48,064
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,323
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	528
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	5/29/23	1,835	1,835
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.820%	5/29/23	3,550	3,550
	Hawaii GO	5.000%	4/1/24	13,610	13,946
	Hawaii GO	5.000%	5/1/24	13,040	13,380
	Hawaii GO	5.000%	10/1/24	6,580	6,795
	Hawaii GO, Prere.	5.000%	2/1/23	6,000	6,081
	Hawaii GO, Prere.	5.000%	2/1/23	7,445	7,545
	Hawaii GO, Prere.	5.000%	2/1/23	7,000	7,094
	Hawaii GO, Prere.	5.000%	2/1/23	2,235	2,265
	Hawaii GO, Prere.	5.000%	2/1/23	1,275	1,292
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,024
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,558
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,320
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,556
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,038
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,210
	Honolulu HI City & County GO	5.000%	7/1/25	275	287
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,899
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,045
	Honolulu HI City & County GO	5.000%	3/1/26	500	527
	Honolulu HI City & County GO	5.000%	7/1/26	500	529
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	20,472
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	5.000%	9/1/27	155	166
	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,738
					138,003
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	253
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	346
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	680
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	679
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	1.640%	11/1/22	1,150	1,150
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,784
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,494
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	125
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	236
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	280
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	426
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	156
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,005
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,373
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,468
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	933
[10]	Idaho Housing & Finance Assn. Local or Guaranteed Housing Revenue	4.000%	1/1/50	1,155	1,127
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,853
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,157
	Idaho State Building Authority Lease Revenue (Prison Facilities Project), ETM	5.000%	9/1/23	900	913
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	164
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	347
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	581
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	476
					28,006
Illinois (7.1%)
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,617
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	503
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	560
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	186
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	220
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	674
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	352
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	722
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	320
[9]	Chicago Board of Education GO	0.000%	12/1/22	535	533
[11,12]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,844
	Chicago Board of Education GO	4.000%	12/1/22	500	500
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,899
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,002
	Chicago Board of Education GO	5.000%	12/1/22	535	535
	Chicago Board of Education GO	5.000%	12/1/22	7,600	7,604
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,416
	Chicago Board of Education GO	5.000%	12/1/22	790	790
	Chicago Board of Education GO	5.000%	12/1/22	800	800
[9]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,296
[9]	Chicago Board of Education GO	0.000%	12/1/23	575	549
	Chicago Board of Education GO	5.000%	12/1/23	2,950	2,963
	Chicago Board of Education GO	5.000%	12/1/23	14,020	14,082
	Chicago Board of Education GO	5.000%	12/1/23	6,125	6,152
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,090
[13]	Chicago Board of Education GO	5.500%	12/1/23	470	478
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,568
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,522
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,002
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,060
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,015
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,912
	Chicago Board of Education GO	5.000%	12/1/24	9,500	9,514
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,152
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,497
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,810
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,624
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/25	2,885	2,882
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,605
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,497
	Chicago Board of Education GO	5.000%	12/1/25	1,000	999
[13]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,533
	Chicago Board of Education GO	0.000%	12/1/26	16,705	13,743
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,445
[9,12]	Chicago Board of Education GO	0.000%	12/1/26	95	78
	Chicago Board of Education GO	5.000%	12/1/26	4,945	4,907
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,109
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,766
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,439
[12,14]	Chicago Board of Education GO	5.500%	12/1/26	1,025	1,062
[13]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,302
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,623
	Chicago Board of Education GO	0.000%	12/1/27	500	390
[9]	Chicago Board of Education GO	0.000%	12/1/27	310	243
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,127
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,616
[4]	Chicago Board of Education GO	5.000%	12/1/27	3,600	3,716
	Chicago Board of Education GO	5.000%	12/1/27	625	618
[9]	Chicago Board of Education GO	0.000%	12/1/28	13,020	9,678
[9,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	10,258
	Chicago Board of Education GO	5.000%	12/1/28	13,620	13,417
	Chicago Board of Education GO	5.000%	12/1/29	1,525	1,496
	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,464
[4]	Chicago Board of Education GO	5.000%	12/1/30	4,295	4,372
	Chicago Board of Education GO	5.000%	12/1/30	6,820	6,653
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,713
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,472
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,447
[7]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	2,110	2,023
	Chicago IL GO	5.000%	1/1/23	250	250
	Chicago IL GO	5.250%	1/1/23	1,025	1,027
[9]	Chicago IL GO	0.000%	1/1/24	1,000	954
	Chicago IL GO	5.000%	1/1/24	10,125	10,158
	Chicago IL GO	5.000%	1/1/24	500	502
	Chicago IL GO	5.000%	1/1/24	800	803
	Chicago IL GO	5.000%	1/1/25	12,420	12,464
	Chicago IL GO	5.000%	1/1/25	3,100	3,110
	Chicago IL GO	0.000%	1/1/26	300	261
[9]	Chicago IL GO	0.000%	1/1/26	235	205
	Chicago IL GO	5.000%	1/1/26	330	331
	Chicago IL GO	5.000%	1/1/26	3,285	3,295
	Chicago IL GO	5.000%	1/1/26	3,460	3,465
	Chicago IL GO	5.000%	1/1/26	10,920	10,936
	Chicago IL GO	5.000%	1/1/26	2,750	2,758
	Chicago IL GO	0.000%	1/1/27	1,000	830
	Chicago IL GO	5.000%	1/1/27	7,850	7,839
[9]	Chicago IL GO	0.000%	1/1/28	100	79
	Chicago IL GO	5.000%	1/1/28	2,250	2,242
	Chicago IL GO	0.000%	1/1/29	5,045	3,773
	Chicago IL GO	5.000%	1/1/29	2,000	1,985
	Chicago IL GO	5.000%	1/1/29	2,500	2,471
	Chicago IL GO	5.000%	1/1/30	7,320	7,209
	Chicago IL GO	5.000%	1/1/30	1,400	1,379
	Chicago IL GO	5.250%	1/1/30	4,500	4,452
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	5,656
	Chicago IL GO, ETM	5.000%	1/1/23	12,860	12,896
	Chicago IL GO, ETM	5.000%	1/1/23	770	772
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,127
[2,7]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.320%	11/7/22	40,920	40,920
[2,7]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.400%	11/7/22	4,420	4,420
[2,7]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	2.400%	11/7/22	3,705	3,705
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,356
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,313
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,306
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,880
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,143
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,743
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,104
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	4,980
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,023
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,630
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,285
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,053
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,601
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	303
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,250
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	475	497
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,578
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	695
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,540
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	500
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	2,942
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,761
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,165
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,100
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,811
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,372
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,233
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,127
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	752
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,036
	Chicago IL Waterworks Water Revenue	4.000%	11/1/37	20,000	18,316
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,561
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,182
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	861
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	121
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	501
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	907
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,113
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,078
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,023
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,025	1,028
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,020
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,198
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,163
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	1,936
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,277
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,658
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,752
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,790
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,432
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	771
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,855
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	853
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	221
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,141
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	359
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	690	692
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,950	1,956
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	140
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	704
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,884
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,609
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	171
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,470
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,142
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,898
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	5,950
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,300
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	2,882
[2,7]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	2.400%	11/7/22	3,750	3,750
	Chicago Park District GO	4.000%	1/1/23	1,315	1,316
	Chicago Park District GO	4.000%	1/1/23	280	280
	Chicago Park District GO	5.000%	1/1/23	400	401
	Chicago Park District GO	5.000%	1/1/23	1,265	1,268
	Chicago Park District GO	4.000%	1/1/24	670	673
	Chicago Park District GO	5.000%	1/1/24	550	558
	Chicago Park District GO	5.000%	11/15/24	680	692
	Chicago Park District GO	4.000%	1/1/25	390	389
	Chicago Park District GO	4.000%	1/1/25	2,320	2,314
	Chicago Park District GO	5.000%	1/1/25	625	636
	Chicago Park District GO	5.000%	1/1/25	315	318
	Chicago Park District GO	5.000%	1/1/25	300	303
[1]	Chicago Park District GO	5.000%	1/1/25	200	204
	Chicago Park District GO	5.000%	11/15/25	1,430	1,465
	Chicago Park District GO	5.000%	1/1/26	1,000	1,022
[1]	Chicago Park District GO	5.000%	1/1/26	550	566
	Chicago Park District GO	5.000%	1/1/26	180	182
	Chicago Park District GO	5.000%	11/15/26	1,500	1,541
	Chicago Park District GO	5.000%	1/1/27	925	944
[1]	Chicago Park District GO	5.000%	1/1/27	650	673
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,043
	Chicago Park District GO	5.000%	1/1/29	620	625
[1,2,7]	Chicago Park District GO TOB VRDO	2.290%	11/7/22	6,000	6,000
[2,7]	Chicago Park District GO TOB VRDO	2.340%	11/7/22	500	500
	Chicago Park District GO, ETM	5.000%	1/1/23	500	502
	Chicago Park District GO, Prere.	5.000%	1/1/23	730	744
	Chicago Park District GO, Prere.	5.000%	1/1/23	355	362
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,284
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,043
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,176
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,277
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,234
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,501
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,655
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,946
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,562
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	7,723
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,834
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,401
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,507
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	4,125	4,290
[2,7]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.400%	11/7/22	3,625	3,625
[2,7]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	2.290%	11/7/22	16,395	16,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,871
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,005	1,006
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,636
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,705
	Cook County IL GO	4.000%	11/15/22	3,600	3,601
	Cook County IL GO	5.000%	11/15/22	280	280
	Cook County IL GO	5.000%	11/15/22	4,780	4,783
	Cook County IL GO	4.000%	11/15/23	2,500	2,513
	Cook County IL GO	5.000%	11/15/23	1,350	1,371
	Cook County IL GO	4.000%	11/15/24	4,200	4,210
	Cook County IL GO	5.000%	11/15/24	1,475	1,515
	Cook County IL GO	4.000%	11/15/25	4,140	4,149
	Cook County IL GO	5.000%	11/15/25	1,195	1,241
	Cook County IL GO	4.000%	11/15/26	4,945	4,938
[4]	Cook County IL GO	5.000%	11/15/26	3,710	3,905
	Cook County IL GO	5.000%	11/15/26	3,900	4,094
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	4.000%	11/15/27	2,925	2,911
	Cook County IL GO	5.000%	11/15/27	1,205	1,264
	Cook County IL GO	5.000%	11/15/27	2,000	2,115
	Cook County IL GO	4.000%	11/15/28	1,755	1,741
	Cook County IL GO	5.000%	11/15/28	4,545	4,837
	Cook County IL GO	5.000%	11/15/28	2,705	2,829
	Cook County IL GO	5.000%	11/15/28	350	372
	Cook County IL GO	5.000%	11/15/29	3,600	3,861
	Cook County IL GO	5.000%	11/15/30	2,200	2,295
[2,7]	Cook County IL Sales Tax Revenue TOB VRDO	2.340%	11/7/22	7,685	7,685
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,122
	Cook County School District No. 122 Ridgeland GO	2.000%	12/1/22	245	245
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,221
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,281
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,654
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	680
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	250
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	254
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	258
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	261
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	528
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,067
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	690	718
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	650	683
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	350	370
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	290	309
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	140	150
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	275	295
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	300	323
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,076
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,682
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	489
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	609
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,747
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,076
	Elk Grove Village IL GO	3.000%	1/1/23	500	500
	Elk Grove Village IL GO	3.000%	1/1/24	550	545
	Elk Grove Village IL GO	3.000%	1/1/25	560	550
	Ill Ed Fac Auth Rv N	1.850%	11/2/22	19,874	19,874
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,871
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	10,000	10,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	401
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,189
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,752
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,651
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,260
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	256
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	869
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	762
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,329
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	103
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	275
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	301
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	702
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	234
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	499
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	313
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	544
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,586
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,406
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	605
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,113
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	507
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	1,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,451
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	817
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	514
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	610
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,460
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,787
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,652
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	779
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,498
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,474
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,315
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,874
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	257
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,015
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,161
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	602
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,452
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	974
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,565
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	23,222
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	760	786
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	5/1/26	1,405	1,362
[2,7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	11/7/22	2,285	2,285
[2,7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	3,995	3,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	500	501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/24	640	651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,500	2,596
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/22	3,150	3,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/22	1,100	1,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	655	661
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	5/29/23	5,705	5,705
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,001
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	917
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	745
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,049
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,168
[3]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	3.335%	9/1/25	9,560	9,466
	Illinois GO	5.000%	11/1/22	8,200	8,200
	Illinois GO	5.000%	11/1/22	37,740	37,740
	Illinois GO	5.000%	12/1/22	1,000	1,001
	Illinois GO	5.000%	12/1/22	19,500	19,517
	Illinois GO	4.000%	1/1/23	1,930	1,930
	Illinois GO	5.000%	1/1/23	19,200	19,233
	Illinois GO	4.000%	2/1/23	1,700	1,700
	Illinois GO	5.000%	2/1/23	7,000	7,018
	Illinois GO	4.000%	3/1/23	5,610	5,611
	Illinois GO	5.000%	3/1/23	2,125	2,132
	Illinois GO	5.000%	3/1/23	1,165	1,169
	Illinois GO	5.000%	3/1/23	1,000	1,003
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	4/1/23	225	226
	Illinois GO	5.250%	5/1/23	1,500	1,509
	Illinois GO	5.000%	8/1/23	490	493
	Illinois GO	5.000%	10/1/23	10,000	10,076
	Illinois GO	5.000%	10/1/23	5,000	5,038
	Illinois GO	5.000%	11/1/23	35,370	35,650
	Illinois GO	5.000%	11/1/23	1,990	2,006
	Illinois GO	5.000%	12/1/23	20,000	20,161
	Illinois GO	5.000%	2/1/24	780	787
	Illinois GO	5.000%	2/1/24	780	787
	Illinois GO	4.000%	3/1/24	2,185	2,176
	Illinois GO	5.000%	3/1/24	2,500	2,521
	Illinois GO	5.000%	3/1/24	4,265	4,301
	Illinois GO	5.000%	4/1/24	315	318
	Illinois GO	4.000%	5/1/24	225	224
	Illinois GO	5.000%	5/1/24	375	378
	Illinois GO	5.500%	5/1/24	375	381
	Illinois GO	5.000%	6/1/24	2,500	2,522
	Illinois GO	5.500%	7/1/24	500	503
	Illinois GO	5.000%	10/1/24	765	772
	Illinois GO	5.000%	10/1/24	5,000	5,044
	Illinois GO	5.000%	11/1/24	29,575	29,832
	Illinois GO	5.000%	2/1/25	3,545	3,573
	Illinois GO	5.000%	2/1/25	550	552
	Illinois GO	5.000%	3/1/25	2,750	2,771
	Illinois GO	5.000%	3/1/25	10,000	10,078
	Illinois GO	5.000%	4/1/25	4,170	4,190
	Illinois GO	5.000%	5/1/25	280	281
	Illinois GO	5.000%	5/1/25	2,500	2,520
	Illinois GO	5.500%	5/1/25	3,000	3,059
	Illinois GO	6.000%	5/1/25	150	155
	Illinois GO	5.500%	7/1/25	2,610	2,624
	Illinois GO	5.000%	9/1/25	3,405	3,432
	Illinois GO	5.000%	11/1/25	28,750	28,972
	Illinois GO	5.000%	1/1/26	3,580	3,607
	Illinois GO	5.000%	2/1/26	3,125	3,134
	Illinois GO	5.000%	2/1/26	8,000	8,059
	Illinois GO	5.000%	3/1/26	2,750	2,770
	Illinois GO	5.000%	3/1/26	10,000	10,072
[4]	Illinois GO	5.000%	4/1/26	1,500	1,505
	Illinois GO	5.000%	5/1/26	6,550	6,571
	Illinois GO	5.500%	5/1/26	8,675	8,875
	Illinois GO	5.500%	7/1/26	750	753
	Illinois GO	5.000%	11/1/26	27,415	27,602
	Illinois GO	5.000%	11/1/26	2,750	2,769
	Illinois GO	5.000%	1/1/27	1,750	1,759
	Illinois GO	5.000%	3/1/27	6,825	6,867
	Illinois GO	5.000%	3/1/27	7,935	7,984
	Illinois GO	5.000%	4/1/27	2,585	2,590
[4]	Illinois GO	5.000%	4/1/27	1,000	1,003
	Illinois GO	5.000%	5/1/27	4,080	4,088
	Illinois GO	5.000%	6/1/27	1,100	1,105
	Illinois GO	5.500%	7/1/27	1,700	1,707
	Illinois GO	5.000%	11/1/27	8,460	8,490
	Illinois GO	5.000%	1/1/28	590	591
	Illinois GO	5.500%	1/1/28	240	246
	Illinois GO	5.000%	2/1/28	1,075	1,078
	Illinois GO	4.000%	3/1/28	3,000	2,869
	Illinois GO	4.125%	3/1/28	325	313
	Illinois GO	5.000%	5/1/28	550	550
	Illinois GO	5.000%	11/1/28	22,065	22,094
	Illinois GO	4.000%	1/1/29	215	204
	Illinois GO	5.250%	2/1/29	350	351
	Illinois GO	5.000%	4/1/29	530	530
	Illinois GO	5.000%	10/1/29	1,280	1,281
	Illinois GO	5.000%	11/1/29	5,000	5,002
	Illinois GO	4.000%	1/1/30	400	376
	Illinois GO	5.000%	3/1/30	2,000	2,000
	Illinois GO	5.000%	12/1/28	3,600	3,605
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	535	534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	370	369
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	848
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	545
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	7,550	7,436
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,130	2,090
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	2,000	1,977
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	13,180	12,363
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	25,000	23,747
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,955	19,745
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,960	12,210
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,982
[2,7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.290%	11/7/22	2,090	2,090
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,575	3,588
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,474
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,948
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	9,864
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,172
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	513
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,892
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,348
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,876
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,906
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,708
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,070
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	211
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,952
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,996
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,097
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,454
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,172
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	392
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,800
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,282
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	132
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,055
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,261
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,249
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,312
[2,7]	Illinois Sales Tax Revenue TOB VRDO	2.280%	11/7/22	3,525	3,525
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	244
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	1,975
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,031
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,212
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,051
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,464
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,523
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,050
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,726
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,631
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,155	1,927
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,625	3,096
[2,7]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,136	1,136
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	8,918
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	3,766
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,040
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,815
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,295
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,610
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	17,952
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,838
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	193
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	114
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	624
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,500	1,604
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	521
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	207
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,925	6,145
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	750	796
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	785	833
[2,7]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	2.300%	11/7/22	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	882
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	278
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,229
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	979
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	792
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	604
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	120
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	220
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	142
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	238
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	247
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	177
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	365
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	231
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	431
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	220
[4]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,449
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	558
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,585
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,771
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,107
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,580
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,096
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,609
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,543
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,316
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,337
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,010
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,150	3,067
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	167
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	3,750	3,664
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,212
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	1,952
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,920
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,008
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	1,870	1,605
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	9,508
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,590
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	48
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,033
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,156
[4,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,106
[12,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,585
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,414
[2,4,7,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.400%	11/7/22	7,300	7,300
[1,2,7]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	2.360%	11/7/22	3,400	3,400
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	1,210	1,211
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,990
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	588
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	721
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	540
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	399
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,642
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,536
[4]	Mundelein IL GO	4.000%	12/15/23	500	502
[4]	Mundelein IL GO	4.000%	12/15/25	500	507
[4]	Mundelein IL GO	4.000%	12/15/26	500	509
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,505
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,387
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,588
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	180
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	171
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	512
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,495
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,286
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	339
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	340
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	342
[1]	Peoria IL GO	4.000%	1/1/23	500	500
[1]	Peoria IL GO	4.000%	1/1/24	500	503
[1]	Peoria IL GO	4.000%	1/1/25	750	759
[1]	Peoria IL GO	4.000%	1/1/26	250	253
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	15,640
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	21,555	21,945
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	41,625	42,762
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,220	4,368
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	620
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	775
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,138
[2,7]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	2.290%	11/7/22	400	400
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	107
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,164
	Romeoville IL GO	5.000%	12/30/25	3,315	3,475
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,860
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	2,993
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	15,869
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,305
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,353
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,792
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,106
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,784
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,076
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,035
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	539
[2,7]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.340%	11/7/22	1,480	1,480
[2,7]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	11/7/22	7,200	7,200
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,003
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,628
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,069
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,560
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,012
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,241
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/23	500	503
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,252
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	279
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	205
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	180
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	218
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	746
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	395
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	380
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	442
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,015
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	251
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	230
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	285
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	659
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	772
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,453
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	4,995
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,670
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,605
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,102
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	713
	University of Illinois College & University Revenue	5.000%	4/1/24	600	604
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,004
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,761
	University of Illinois College & University Revenue	5.000%	4/1/27	250	251
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	906
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	964
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,028
[1]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	501
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	754
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wheeling IL GO	4.000%	12/1/22	1,245	1,246
	Wheeling IL GO	4.000%	12/1/23	750	756
	Wheeling IL GO	4.000%	12/1/24	820	828
	Wheeling IL GO	4.000%	12/1/26	1,995	2,030
	Wheeling IL GO	4.000%	12/1/27	760	776
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,695
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	11,888
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	451
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	198
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	422
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	286
	Will County IL GO	4.000%	11/15/25	330	335
	Will County IL GO	5.000%	11/15/26	450	475
	Will County IL GO	5.000%	11/15/27	1,045	1,116
	Will County IL GO	5.000%	11/15/28	1,000	1,079
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,435
[1,6]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,306
[1,6]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,142
[1,6]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,448
[1,6]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,344
					2,218,249
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	278
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	257
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	414
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,057
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	576
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	582
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	374
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	350
	Ball State University College & University Revenue	5.000%	7/1/23	450	455
	Ball State University College & University Revenue	5.000%	7/1/23	660	668
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	205
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	362
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	364
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	366
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,693
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,858
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,031
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,101
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,926
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,960
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	1,999
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,735
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,076
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,111
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,301
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	107
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,814
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	280	283
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	505
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	577
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	596
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	919
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,942
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,093
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	873
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	505
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	497
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	574
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,172
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,549
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/23	270	270
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	418
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	278
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	203
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	229
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	280
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	280
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	758
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	774
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	788
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	808
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	820
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	417
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	957
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,381
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,558
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,138
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,672
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,271
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,535
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,088
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,428
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,106
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,171
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,236
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	103
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	92
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	406
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	327
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	320
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	271
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	266
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	225
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	201
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	372
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	275
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	540
	Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	5,225	4,849
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	4,925
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,550
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,055
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,060
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	568
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	321
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	710
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,053
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,153
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,295
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,815
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,341
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	365
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,371
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,961
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,179
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,757
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	387
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,248
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,502
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,538
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,615
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	405
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	852
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	6,978
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,806
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,530
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,143
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	7,735
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	3,000	2,999
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	762
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	516
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,250	1,290
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	783
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	5,708
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,500	1,588
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	865	933
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,200	1,305
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	10,292
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,855
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	858
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	808
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,064
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,115
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	239
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	533
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,925	1,877
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,310	2,229
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,990	5,653
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	2,000	1,850
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,500	3,497
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,500	3,535
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,175
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	527
	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	1.640%	11/1/22	2,000	2,000
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	16,672
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	253
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	510
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	318
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	516
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	520
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	696
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	700
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	529
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	451
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,582
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,010
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	509
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,149
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	637
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,935
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	891
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,878
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,781
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,014
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	1,907
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,152
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,372
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,185
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,659
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/27	1,375	1,464
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/28	2,285	2,448
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/29	1,500	1,612
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/30	2,000	2,163
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,074
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,266
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,735
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,866
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	555
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	419
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	831
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	327
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	376
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	247
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	317
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	356
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	320
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	482
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,040
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,036
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,129
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	226
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	835
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	862
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	923
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	630
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	388
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	394
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	329
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	517
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	665
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	656
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	948
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,308
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	852
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	974
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	344
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	292
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	356
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	356
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	382
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	306
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	306
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	306
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	408
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	408
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	380
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	216
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	307
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	303
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	278
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	556
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	425
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,080
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,534
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	686
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	541
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	442
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	568
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	529
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,213
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	831
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,285
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	667
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,367
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,455
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,152
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,932
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,348
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,133
					409,307
Iowa (0.1%)
	Des Moines IA GO	5.000%	6/1/24	6,335	6,505
	Des Moines IA GO	5.000%	6/1/25	5,670	5,913
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,005
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,746
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	963
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,074
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	87
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,035
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	388
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,000	1,011
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	1,190	1,140
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	1,000	926
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,575	12,719
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,330	3,185
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	323
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	335
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	352
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	518
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,080
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	381
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	425
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	434
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,331
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,677
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	455
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	577
					46,585
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,539
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,555
[7,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	12/1/22	1,600	1,653
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	500
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	600
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,083
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,103
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	761
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	457
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,570
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	2.590%	11/1/22	1,590	1,586
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,071
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,858
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,226
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	23,845	25,273
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	600	604
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	16,420	16,570
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,022
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	515
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	251
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	252
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	548
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,034
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	885
	Manhattan KS GO	0.400%	6/15/25	12,600	11,188
	Olathe KS GO	4.250%	10/1/25	7,970	8,163
	Olathe KS GO	4.250%	10/1/26	5,795	5,976
	Olathe KS GO	4.250%	10/1/27	5,910	6,131
	Olathe KS GO	4.250%	10/1/28	6,510	6,774
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	170	135
	Saline County KS GO	4.000%	9/1/23	2,285	2,299
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,067
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,095
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,516
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,585
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,826
	Topeka KS GO	4.250%	8/15/26	2,205	2,276
	Topeka KS GO	4.250%	8/15/27	1,365	1,401
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	220	221
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	225
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/23	80	81
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/24	80	82
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	913
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,012
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,539
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,107
					149,642
Kentucky (2.0%)
[4]	Ashland KY GO	5.000%	1/1/24	1,025	1,044
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	767
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	316
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	689
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	304
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	955
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,670
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,023
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	10,706
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,088
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,147
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,211
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,039
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	233
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	717
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	657
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,226
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	501
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	132
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	1,931
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	634
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,250
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,211
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,135
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,055
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,298
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,065
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	120
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	125
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	163
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	204
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	956
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,042
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,175
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	1,165	1,244
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,727
[1,2,7]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	2.280%	11/7/22	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,026
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,368
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.640%	2/1/25	1,000	1,002
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,383
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	253
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	94
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,331
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	826
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,685
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	320
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	743
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	588
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	598
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,750
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,291
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,801
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,705
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,474
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	495
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,875
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,745
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	810
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,049
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,060
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,835
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,040
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	291
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,907
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	123,682
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	114,910	113,088
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	32,285	31,453
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	24,482
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	65,300	63,565
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	11,340	10,718
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	1/1/23	7,195	7,296
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	362
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,016
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,433
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	380
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,392
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	898
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,695
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,388
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,335
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,730
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,210
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	526
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,500
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,033
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,543
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,073
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,377
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,784
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,266
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,263
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,229
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	816
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	177
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	432
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	31,315	31,493
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,420
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,259
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,299
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,637
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	971
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	3,997
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,002
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,901
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,018
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,508
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,781
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,996
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,271
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,168
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,168
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,214
[4]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,300
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	247
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	342
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	304
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	718
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	522
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,297
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	560
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,487
					620,245
Louisiana (1.3%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	375
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	113
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	819
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	649
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.620%	11/1/22	6,320	6,320
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	116
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	138
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	876
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,316
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	171
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,114
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,170
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,335
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	425
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	161
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,535
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/23	500	519
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	812
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	593
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	249
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	520
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	421
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	634
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	612
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,228
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,030
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,565
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,073
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,010
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	305
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	557
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	522
	Lafayette LA Utilities Multiple Utility Revenue, Prere.	5.000%	5/1/23	7,210	7,210
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	25,845	25,352
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	11,750	11,526
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,660
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,492
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	2.635%	5/1/43	9,705	9,360
	Louisiana GO	5.000%	10/1/23	11,640	11,824
	Louisiana GO	5.000%	10/1/24	12,240	12,629
	Louisiana GO	5.000%	10/1/25	12,865	13,449
	Louisiana GO	5.000%	10/1/26	6,750	7,143
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,723
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	463
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	609
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	355
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	679
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,110
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,061
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,012
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,440
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,084
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,299
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,437
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,075
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,488
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,473
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,009
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,931
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,565
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,832
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	12/1/22	5,000	5,131
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	12/1/22	1,500	1,539
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	520
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	859
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	184
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,507
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,235
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,160
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,517
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,626
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,120
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,807
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	440
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,786
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,585
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	457
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,219
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	417
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	25,770
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	665
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	647
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	740
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,785	11,067
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	910	919
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,149
[2,7]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	11/7/22	8,320	8,320
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	103
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	364
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	150
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	204
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	103
	New Orleans LA GO	5.000%	12/1/22	700	701
[4]	Shreveport LA GO	5.000%	3/1/28	550	577
[4]	Shreveport LA GO	5.000%	3/1/29	600	624
[4]	Shreveport LA GO	5.000%	3/1/30	700	725
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,521
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,896
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	849
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,067
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,354
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	14,280
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	21,240	19,334
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	26,655	26,401
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,225
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	21,590	19,561
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	973
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,106
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,574
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,745	4,818
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,281
					410,149
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	698
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,590	2,616
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	766
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,222
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	598
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	551
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	472
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	182
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	277
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,080
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	211
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	559
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	520
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	416
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	653
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	413
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	654
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	475
[2,7]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,645	4,645
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	220	223
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	99
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	199
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	134
	Maine Health & Higher Educational Facilities Authority, ETM	5.000%	7/1/23	140	142
	Maine Health & Higher Educational Facilities Authority, ETM	5.000%	7/1/24	110	113
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	609
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	770
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	937
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	966
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	837
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	883
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,463
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,290	1,265
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,630	1,615
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,040	2,014
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	925	908
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,515	1,530
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	800
	South Portland ME GO	5.000%	10/1/27	650	697
	South Portland ME GO	5.000%	10/1/28	825	895
	South Portland ME GO	5.000%	10/1/29	1,390	1,522
					36,983
Maryland (2.0%)
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,161
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,526
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,449
[2,7]	Baltimore County MD Sewer Revenue TOB VRDO	2.540%	11/7/22	2,200	2,200
[2,7]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,550	3,550
[2,7]	Baltimore MD Project Water Revenue TOB VRDO	2.300%	11/7/22	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	523
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	531
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	770
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	677
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	96
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	96
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	123
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	157
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/23	505	515
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	556
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	329
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	632
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	104
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	527
	Charles County MD GO	5.000%	10/1/23	3,400	3,456
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	225
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,493
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,985
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	2,977
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	860
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,657
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	2,265	2,253
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,120	1,100
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	2,075	2,052
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,550	8,256
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	8,575	8,104
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,830	5,471
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	17,255	17,424
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,001
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,615
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,226
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,697
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,517
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,341
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	9,990
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,952
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,412
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,587
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	900
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,489
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	16,681
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,562
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	21,604
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,595
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,578
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	7,766
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,517
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,490
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,602
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,355
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,491
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,523
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,528
	Maryland GO	5.000%	8/1/23	20,000	20,276
	Maryland GO	5.000%	3/15/24	18,320	18,761
	Maryland GO	5.000%	3/15/25	32,130	33,407
	Maryland GO	2.750%	8/1/25	590	572
	Maryland GO	4.000%	8/1/25	16,725	17,048
	Maryland GO	5.000%	8/1/25	5,120	5,354
	Maryland GO	5.000%	3/1/26	12,500	13,181
	Maryland GO	5.000%	6/1/26	1,150	1,180
	Maryland GO	4.000%	6/1/27	7,000	7,074
	Maryland GO	3.000%	8/1/27	11,000	10,707
	Maryland GO	5.000%	8/1/27	6,595	7,089
	Maryland GO	5.000%	8/1/27	7,745	8,325
	Maryland GO	4.000%	8/1/28	7,000	7,224
	Maryland GO	4.000%	3/1/29	2,000	2,063
	Maryland GO	5.000%	3/1/29	25,000	27,390
	Maryland GO	4.000%	8/1/29	1,100	1,136
	Maryland GO	5.000%	3/15/31	6,000	6,387
	Maryland GO, Prere.	5.000%	3/1/23	23,060	23,200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	280
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	352
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,228
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	187
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,471
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	154
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	380
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	475
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	750
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	173
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,018
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,131
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,167
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	138
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,211
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,647
[2,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,640	1,640
[2,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	8,260	8,260
[2,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	12,700	13,260
[3,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.780%	12/8/27	32,530	32,530
[2,7]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	2.340%	11/7/22	15,785	15,785
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,444
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	420
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,507
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	295
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,281
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	455
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,112
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	634
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	1,830	1,943
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	903
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,139
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	706
[2,7]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	2.410%	11/7/22	6,000	6,000
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	643
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,148
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,488
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,591
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,057
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	2,911
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,146
	Montgomery County MD GO	5.000%	12/1/22	8,650	8,663
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,012
	Montgomery County MD GO	4.000%	12/1/25	190	191
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,051
	Montgomery County MD GO VRDO	1.640%	11/1/22	2,275	2,275
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,522
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	735
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	648
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,136
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,848
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	582
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	1,950
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,084
					618,688
Massachusetts (1.8%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	247
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	266
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	351
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	234
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	225
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	353
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	600
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	469
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	487
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	862
	Brookline MA GO	4.000%	2/15/27	6,025	6,196
	Brookline MA GO	4.000%	2/15/28	5,670	5,860
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	220	216
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,340
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,324
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,340
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	20,524
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	36,883
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,415
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,646
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	7,762
[13]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,334
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,018
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,383
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,546
[6]	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,668
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,777
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	664
	Commonwealth of Massachusetts GO, Prere.	5.000%	5/1/23	3,500	3,500
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	12,554
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	29,608
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	348
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,523
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	529
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,732
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	1/1/23	1,055	1,067
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,056
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,459
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,340
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,577
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	186
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	856
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,045
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,689
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,640
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	257
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,022
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	531
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	268
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	214
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	6,784
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,515
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	138
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	550	588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	318
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	700	753
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	855
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	760	824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,111
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,539
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,531
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,728
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,015
[2,7]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.390%	11/7/22	6,650	6,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,900
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	251
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,793
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	557
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,395
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	713
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,613
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	263
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,152
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	806
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,623
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,398
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	697
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	253
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	501
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,083
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,961
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	1,998
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	365	365
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	325
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	625
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	563
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	9,964
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	341
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	615
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue ETM	4.700%	1/1/23	1,080	1,083
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,640	1,693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,875	1,936
[3,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	7/1/49	5,975	5,912
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	500
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	555	551
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,295	1,277
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,825
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	595
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,175	1,144
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	276
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	316
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	317
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,745	1,716
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	885	881
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	600	598
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,110	1,058
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,650	2,598
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,467
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	6/1/25	825	825
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/23	600	605
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	359
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	519
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	525
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	398
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/28	750	805
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,894
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	813
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	820
	Massachusetts State College Building Authority College & University Revenue, Prere.	4.000%	5/1/23	100	101
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	7,758
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,306
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	50,430	50,582
	Sharon MA GO	5.000%	2/15/24	875	894
	Sharon MA GO	5.000%	2/15/25	770	799
	Sharon MA GO	5.000%	2/15/26	865	911
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	11,846
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	7,624
	Worcester MA GO	5.000%	2/1/24	4,725	4,826
	Worcester MA GO	5.000%	2/1/25	4,900	5,082
	Worcester MA GO	5.000%	2/1/26	9,465	9,960
	Worcester MA GO	5.000%	2/1/27	6,035	6,415
	Worcester MA GO	5.000%	2/1/28	6,155	6,618
	Worcester MA GO	5.000%	2/1/29	6,280	6,818
					571,659
Michigan (2.1%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	351
[6]	Bloomfield Hills School District GO	5.000%	5/1/25	770	792
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Bloomfield Hills School District GO	5.000%	5/1/27	640	667
[6]	Bloomfield Hills School District GO	5.000%	5/1/28	720	755
[6]	Bloomfield Hills School District GO	5.000%	5/1/29	775	818
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	164
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,518
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	2,736
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	101
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	123
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	104
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	115
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	213
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,119
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	579
[4,15]	Detroit City School District GO	5.250%	5/1/27	8,025	8,581
[2,4,7,15]	Detroit City School District GO TOB VRDO	2.400%	11/7/22	2,000	2,000
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,046
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	538
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	454
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,229
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,022
[2,4,7]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	2.440%	11/7/22	4,705	4,705
[2,4,7,15]	Detroit MI City School District GO TOB VRDO	2.370%	11/7/22	3,480	3,480
	Detroit MI GO	5.000%	4/1/23	315	316
	Detroit MI GO	5.000%	4/1/24	300	303
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	688
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	721
[15]	East Lansing School District GO	4.000%	5/1/23	390	392
[15]	East Lansing School District GO	4.000%	5/1/24	900	910
[15]	East Lansing School District GO	4.000%	5/1/26	530	540
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,871
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,658
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	854
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,445
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	910
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	584
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	635
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	509
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	434
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	481
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	758
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	812
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,723
[4]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,740
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	429
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	716
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	647
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	574
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	948
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	770
[1,6]	Grandville Public Schools GO	5.000%	5/1/24	475	480
[1,6]	Grandville Public Schools GO	5.000%	5/1/25	595	605
[1,6]	Grandville Public Schools GO	5.000%	5/1/26	620	634
[1,6]	Grandville Public Schools GO	5.000%	5/1/27	655	671
[1,6]	Grandville Public Schools GO	5.000%	5/1/28	740	761
[1,6]	Grandville Public Schools GO	5.000%	5/1/29	790	814
[1,6]	Grandville Public Schools GO	5.000%	5/1/30	825	850
[1,6]	Grandville Public Schools GO	5.000%	5/1/31	860	885
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,026
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,732
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,621
[2,7]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.340%	11/7/22	2,120	2,120
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	4,899
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,414
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,115
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,648
[15]	Holt Public Schools GO	5.000%	5/1/23	460	464
[15]	Holt Public Schools GO	5.000%	5/1/24	500	510
[15]	Holt Public Schools GO	5.000%	5/1/25	710	737
[15]	Holt Public Schools GO	5.000%	5/1/26	900	944
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	303
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	353
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	762
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,022
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	2,994
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	2,972
	Kalamazoo County MI GO	3.000%	5/1/25	875	859
	Kalamazoo County MI GO	3.000%	5/1/26	900	877
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,794
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,834
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	352
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	635
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	556
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	694
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	700
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	254
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	512
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	1,620	1,595
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	538
[15]	Lake Orion Community School District GO	4.000%	5/1/25	350	355
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,459
[15]	Lake Orion Community School District GO	4.000%	5/1/27	500	510
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	510
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	689
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	344
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	385
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	389
[15]	Lansing School District GO	5.000%	5/1/23	435	439
[15]	Lansing School District GO	5.000%	5/1/24	350	358
[15]	Lansing School District GO	5.000%	5/1/25	435	451
[15]	Lansing School District GO	5.000%	5/1/26	425	446
[4,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,720
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,107
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,438
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,510	1,547
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,313
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	552
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,204
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	23,166
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,281
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	179
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	107
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	231
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	494
[7]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	1/1/23	1,250	1,307
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	2,922
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	5,788
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,247
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,223
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,150
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,266
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	512
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,897
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	525
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,493
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,371
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,288
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	517
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,439
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	624
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,475
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,880
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	4,806
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,144
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,015	7,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,369
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	3,975
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,509
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,972
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,750
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,350	17,454
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	18,483
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,115	24,772
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,365	4,530
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	7,500	6,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	5,646
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	11,000	11,580
[2,7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	4,610	4,739
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,384
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,084
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.090%	12/1/24	16,500	16,510
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	12/1/25	5,500	5,485
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,796
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	675
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	145
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	10,425
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	706
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	203
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	845
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	453
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,363
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,076
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	318
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	529
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	534
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	1,565	1,687
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,030
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,200	3,245
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,277
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,207
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,019
[4]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,053
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	696
[2,7]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	2.300%	11/7/22	1,130	1,130
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,001
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,308
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,830
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,496
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,608
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,210
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,590
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	16,539
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	11,782
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,542
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,271
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	370	350
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	3,415	3,387
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	5,805	5,678
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	2,835	2,808
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	13,990	13,841
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	11,925	11,512
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	21,445	20,326
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	15,720	15,874
[6]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	18,675	19,327
	Michigan State University College & University Revenue	5.000%	2/15/24	330	337
	Michigan State University College & University Revenue	5.000%	2/15/25	430	446
	Michigan State University College & University Revenue	5.000%	8/15/25	500	523
	Michigan State University College & University Revenue	5.000%	2/15/26	450	474
	Michigan State University College & University Revenue	5.000%	8/15/26	500	530
	Michigan State University College & University Revenue	5.000%	8/15/27	200	214
	Michigan State University College & University Revenue	5.000%	2/15/28	145	155
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,861
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,436
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	763
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	157
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	212
[15]	Milan Area Schools GO	5.000%	5/1/23	585	590
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,110
[15]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	212
[15]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	220
[15]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	488
[15]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	562
[15]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	250
[15]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	263
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	657
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	645
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,056
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	726
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,477
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	524
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	318
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	267
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	468
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,103
	Northville Public Schools GO	4.000%	5/1/23	350	351
	Northville Public Schools GO	5.000%	5/1/24	300	307
	Northville Public Schools GO	5.000%	5/1/25	350	364
	Northville Public Schools GO	5.000%	5/1/26	410	431
	Novi Community School District GO	4.000%	5/1/23	310	311
	Novi Community School District GO	4.000%	5/1/24	250	252
	Novi Community School District GO	4.000%	5/1/25	760	767
	Oakland University College & University Revenue	5.000%	3/1/23	495	498
[6]	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,298
[6]	Oakland University College & University Revenue	5.000%	3/1/27	905	943
[6]	Oakland University College & University Revenue	5.000%	3/1/28	800	839
[6]	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,056
[6]	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,061
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,428
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,678
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,174
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,182
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,470
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,235
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,009
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	748
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	1,390	1,421
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	202
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	434
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	746
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,036
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,042
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	731
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	908
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,140
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	305
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	424
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	2,957
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,527
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,621
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	516
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,238
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,349
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	869
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,712
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	513
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,003
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	779
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	290
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	506
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	507
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	137
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	206
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	193
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	208
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	247
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	552
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	159
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	503
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	160
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	427
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,628
					654,982
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	1/1/23	500	506
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	353
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	304
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	360
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	327
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	403
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	339
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	378
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	504
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	251
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	408
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	385
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,056
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	416
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	599
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,137
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,157
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,174
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,200
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,227
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,237
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,481
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,118
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,268
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	17,704
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,435
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,338
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,151
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	200
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,741
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	660
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,555
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	864
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,081
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,461
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,000
	Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	595
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	106
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,499
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	306
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	7,628
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	229
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,074
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,347
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,308
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	975	1,025
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,366
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,404
	Minnesota GO	5.000%	8/1/23	1,025	1,039
	Minnesota GO	5.000%	8/1/24	3,290	3,389
	Minnesota GO	5.000%	8/1/24	2,620	2,699
	Minnesota GO	5.000%	8/1/24	19,660	20,254
	Minnesota GO	5.000%	8/1/24	10,300	10,611
	Minnesota GO	5.000%	8/1/26	4,345	4,471
	Minnesota GO	4.000%	8/1/27	5,950	5,998
	Minnesota GO	5.000%	8/1/34	13,000	13,486
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	252
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	259
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	314
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,508
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,117
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	509
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,157
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,215	2,190
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,930	2,889
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	6,805	6,726
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,120	3,979
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	6,920	6,565
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,475	6,089
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/23	1,210	1,207
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	995
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,948
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,483
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,458
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	21,425	20,628
[2,3]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.044%	12/1/52	18,000	17,002
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,155
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,240
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,153
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,619
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,272
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,326
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,381
	Sartell MN GO	5.000%	2/1/23	135	136
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,838
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,780
[9]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,983
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,031
	St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	487
	St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	915
	St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	593
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	675
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	795
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	818
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	697
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,854
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,529
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,642
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,892
					255,798
Mississippi (0.6%)
	DeSoto County MS GO	5.000%	11/1/22	1,035	1,035
	DeSoto County MS GO	5.000%	11/1/23	645	655
	DeSoto County MS GO	5.000%	11/1/24	685	708
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,570
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,253
	Harrison County School District GO	4.000%	6/1/24	1,250	1,262
	Harrison County School District GO	4.000%	6/1/25	2,175	2,204
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	10,855	10,034
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.620%	11/1/22	12,670	12,670
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.660%	11/1/22	3,000	3,000
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.660%	11/1/22	2,405	2,405
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.620%	11/1/22	35,490	35,490
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.660%	11/1/22	8,055	8,055
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.660%	11/1/22	3,200	3,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.660%	11/1/22	9,280	9,280
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,389
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	216
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	393
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	333
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	430
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	912
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	964
[7]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,016
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	289
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,416
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	364
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	264
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	235
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	423
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	336
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,123
	Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	200	209
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/23	2,040	2,045
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/24	4,200	4,274
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	6,056
	Mississippi GO, Prere.	5.000%	5/1/23	5,000	5,000
	Mississippi GO, Prere.	5.000%	5/1/23	2,500	2,623
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,252
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	670
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	704
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	747
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	775
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	807
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,000	5,050
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,685	4,725
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,520
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	715
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	619
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	726
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	436
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,562
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,826
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,740
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,009
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,064
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,287
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	607
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	760
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,319
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/23	275	276
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	407
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	543
					181,277
Missouri (1.2%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,479
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	515
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/22	350	350
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/23	750	740
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,277
	Brentwood MO COP	4.000%	10/1/24	225	227
	Brentwood MO COP	4.000%	10/1/25	210	213
	Brentwood MO COP	4.000%	10/1/26	215	218
	Brentwood MO COP	4.000%	10/1/27	270	274
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,679
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	439
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,755
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	612
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,467
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	443
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,192
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,775
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,798
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,036
	Franklin County MO COP	3.000%	11/1/22	205	205
	Franklin County MO COP	3.000%	4/1/23	925	923
	Franklin County MO COP	3.000%	11/1/23	430	428
	Franklin County MO COP	3.000%	4/1/24	475	470
	Franklin County MO COP	3.000%	11/1/24	440	431
	Franklin County MO COP	4.000%	4/1/25	990	1,000
	Franklin County MO COP	4.000%	11/1/25	455	461
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County MO COP	4.000%	4/1/26	1,035	1,047
	Franklin County MO COP	4.000%	11/1/26	475	481
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,328
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	156
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	256
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	255	263
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	670
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	500	530
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,830
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,270
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,240
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,545
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,754
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,426
[1]	Joplin Schools GO	5.000%	3/1/28	4,855	5,191
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	519
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	683
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,889
	Kansas City MO Appropriations Revenue	5.000%	9/1/28	2,000	2,141
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,396
[2,7]	Kansas City MO Appropriations Revenue TOB VRDO	2.280%	11/7/22	3,300	3,300
[2,7]	Kansas City MO Appropriations Revenue TOB VRDO	2.280%	11/7/22	1,945	1,945
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,015	2,082
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,023
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	403
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	429
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,230
	Ladue School District GO	3.000%	3/1/28	4,000	3,819
	Ladue School District GO	3.000%	3/1/29	2,950	2,781
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,749
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,654
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	250	264
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,804
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/28	225	243
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	225	246
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	331
	Missouri Development Finance Board Recreational Revenue VRDO	1.640%	11/1/22	2,000	2,000
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,264
[2,7]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	2.280%	11/7/22	4,150	4,150
[2,7]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	27,955	27,955
[2,7]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,370	5,370
[2,7]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,760	3,760
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,412
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	507
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	754
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	204
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	514
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,538
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	394
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	518
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,260
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	784
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	577
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,493
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,367
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	595
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	158
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,836
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,003
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,543
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,240
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	986
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	539
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,066
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	789
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	18,150	18,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	43,500	44,180
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	68,399	73,183
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,025
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	3,360	3,204
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,210	4,253
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,053
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,080
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,040
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,738
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	371
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,973
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,383
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,498
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/27	175	179
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/28	200	205
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,202
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,012
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,034
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	786
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,604
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,545
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	6,987
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,512
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	657
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/23	100	101
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	4,813
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,012
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,485
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,563
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,335	1,298
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,190
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,138
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,087
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,177
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,123
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,068
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,244
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,155	1,123
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,076
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,030
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	985
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	940
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,018
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	971
[7,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	924
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,186
					380,304
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	24,939
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	495
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	525
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	543
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	702
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	587
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	977
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	566
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	790
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	389
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	627
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,082
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	506
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,175
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	431
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	391
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	710	744
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	515	545
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	666
[2,7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	1,485	1,485
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue, ETM	3.000%	6/1/23	350	349
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	193
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	216
					40,923
Multiple States (2.1%)
[3,7,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	2.450%	11/7/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.690%	11/1/22	55,060	55,060
[2,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.290%	11/3/22	58,700	58,700
[2,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.290%	11/3/22	34,700	34,700
[2,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	11,100	11,100
[2,3,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.300%	11/3/22	13,500	13,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.690%	11/7/22	114,000	114,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	101,190	101,190
[2,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	103,400	103,400
[2,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	100,400	100,400
[2,3,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.300%	11/3/22	35,500	35,500
[2,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.390%	11/3/22	35,500	35,500
					668,650
Nebraska (0.7%)
[2]	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	996
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,428
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	198
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	51
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,482
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,562
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	123,916
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	33,005	32,373
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,037
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,631
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	135
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	103
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	835
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,138
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,000
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,387
	Lincoln-Lancaster County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	12/1/24	280	290
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,309
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,057
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,065
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,556
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,245
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,897
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,775
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	632
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,516
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	785	779
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	7,225	6,802
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	2,240	2,200
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,038
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,334
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	602
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	602
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,784
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	361
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	671
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	620
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,600
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	847
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	370
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	402
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,500	1,470
	Omaha NE GO	5.000%	1/15/25	375	388
	Omaha NE GO	5.000%	1/15/26	500	524
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,727
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,601
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,539
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	2,726
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,283
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,026
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,703
					232,613
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	764
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	4,803
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,593
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,246
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	1,808
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,753
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,351
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	255
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,478
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,068
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,280
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,187
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,528
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	21,660
[4]	Clark County School District GO	3.000%	6/15/23	365	364
	Clark County School District GO	5.000%	6/15/23	7,835	7,916
[4]	Clark County School District GO	5.000%	6/15/23	3,735	3,774
[4]	Clark County School District GO	5.000%	6/15/23	3,695	3,734
	Clark County School District GO	5.000%	6/15/23	5,820	5,880
	Clark County School District GO	5.000%	6/15/23	1,760	1,763
[4]	Clark County School District GO	3.000%	6/15/24	350	347
[4]	Clark County School District GO	4.000%	6/15/24	3,625	3,646
	Clark County School District GO	5.000%	6/15/24	3,505	3,590
[4]	Clark County School District GO	5.000%	6/15/24	7,840	8,036
[4]	Clark County School District GO	3.000%	6/15/25	415	409
	Clark County School District GO	5.000%	6/15/25	3,900	4,047
	Clark County School District GO	5.000%	6/15/25	3,550	3,684
	Clark County School District GO	5.000%	6/15/25	410	425
	Clark County School District GO	5.000%	6/15/26	6,930	7,235
[4]	Clark County School District GO	5.000%	6/15/26	1,260	1,326
	Clark County School District GO	5.000%	6/15/26	120	126
[4]	Clark County School District GO	5.000%	6/15/27	1,220	1,297
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,446
	Clark County School District GO	5.000%	6/15/27	1,115	1,180
	Clark County School District GO	5.000%	6/15/27	1,000	1,057
	Clark County School District GO	5.000%	6/15/29	780	813
	Clark County Water Reclamation District GO	5.000%	7/1/25	400	417
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	5,926
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,378
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	833
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	777
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	639
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	621
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	157
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	450
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	262
	Las Vegas NV GO	5.000%	6/1/24	780	801
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/23	150	148
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	171
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	218
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	200	165
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,605	1,612
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	511
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	495
	Nevada COP	5.000%	4/1/26	605	614
	Nevada GO	5.000%	5/1/23	2,075	2,094
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,180	3,217
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	Nevada Housing Division Multi Unit Housing Summit Club Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	14,250	14,250
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	584
[4]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,883
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,064
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,251
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/23	125	124
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	117
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	145	140
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	180	171
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	517
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	522
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	736
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	457
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	358
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	253
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	494
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	306
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	362
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	906
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	397
	Washoe County School District GO	5.000%	6/1/27	125	130
					172,397
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	860
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	999
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,585	5,536
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	263
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	890
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	477
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	687
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	548
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	796
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	560
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	534
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,034
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	404
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,362
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,695
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,944
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,805
					21,394
New Jersey (5.5%)
[1]	Atlantic City NJ GO	5.000%	3/1/23	600	603
[4]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,256
	Atlantic City NJ GO	5.000%	12/1/23	370	368
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	306
[4]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,324
[4]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,405
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	825
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	773
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,163
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,040
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,568
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,599
	Bergen County NJ GO	2.000%	6/1/24	460	446
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,554
	Bergen County NJ GO	2.000%	6/1/25	460	436
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,839
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,090
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,565
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,700
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	796
[4]	Buena Regional School District GO	2.000%	6/1/26	1,050	962
[4]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,227
[4]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,215
[4]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,203
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/10/22	10,700	10,697
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,072
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	455
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	557
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,024
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	654
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	441
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,121
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,727
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,001
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,053
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	490
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	569
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,059
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	530
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,352
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	2,885
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	538
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	4,000	3,997
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,730
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,619
[4]	Clifton Board of Education GO	2.000%	8/15/29	5,570	4,771
[4]	Clifton Board of Education GO	2.000%	8/15/30	5,985	4,974
[4]	Cumberland County Improvement Authority Miscellaneous Revenue (Technical High School Project), Prere.	5.000%	3/1/23	90	93
[4]	East Orange NJ GO	4.000%	9/15/26	525	533
[1]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,095
[1]	Glassboro Board of Education GO	3.000%	7/15/23	50	50
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,376
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,045
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,095
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,285
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,908
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,765
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	234
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,783
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,216
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	865
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,124
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,082
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,474
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,481
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,160
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,836
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,350
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,544
[2,7]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	6,770	6,770
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	7,500	7,486
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	7,500	7,486
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,030	3,029
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,371
	Livingston Township NJ BAN GO	1.500%	12/14/22	1,855	1,851
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,751
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,297
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,219
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,164
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,097
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,671
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	766
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	781
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	790
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	305
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	544
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,091
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	433
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,402
	Morris County NJ GO	3.000%	2/1/25	1,495	1,480
	Morris County NJ GO	3.000%	2/1/26	3,405	3,350
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morris County NJ GO	3.000%	2/1/27	3,160	3,080
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	734
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	462
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	468
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,315
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,081
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	832
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.840%	11/3/22	500	500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,100	10,181
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,447
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,129
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	116
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,065
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,237
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,645
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	143
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,664
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,820
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,262
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	16,075	16,129
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,654
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	349
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	241
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,727
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,900	2,909
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,768
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	21,860	22,407
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	574
[14]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,069
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,885
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	285	286
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	274
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	425
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,008
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	519
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/22	665	702
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	505	508
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	5,270	5,301
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,827
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,157
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,143
[7]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,151
[7]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,315
[7]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	26,357
[7]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,844
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,559
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	265	261
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,275	1,281
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,750	2,819
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,110	1,110
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,032
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,519
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,078
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,773
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,565
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	596
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,900
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,040
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,030
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,352
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,843
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	901
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,257
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,671
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,003
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,415
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	2.270%	11/7/22	7,375	7,375
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	499
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,138
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,909
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	967
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	937
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,542
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	520
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	202
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	202
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	469
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,016
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,066
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,112
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,218
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	256
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,739
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,077
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,847
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	475
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	103
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	170
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,978
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,434
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,600
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	701
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	229
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	637
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	349
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,050
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	586
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	519
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	540
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	128
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,055
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	491
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	529
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,534
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	102
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	2,001
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	802
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,115
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	782
[1]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	3,955	4,002
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,012
	New Jersey GO	4.000%	6/1/23	19,680	19,750
	New Jersey GO	5.000%	6/1/23	745	752
	New Jersey GO	5.000%	6/1/23	1,775	1,791
	New Jersey GO	5.000%	6/1/23	1,000	1,009
	New Jersey GO	5.000%	6/1/24	27,500	28,151
	New Jersey GO	2.000%	6/1/25	3,000	2,836
	New Jersey GO	5.000%	6/1/25	25,580	26,547
	New Jersey GO	5.000%	6/1/25	1,670	1,733
	New Jersey GO	2.000%	6/1/26	2,000	1,847
	New Jersey GO	5.000%	6/1/26	21,710	22,779
	New Jersey GO	5.000%	6/1/27	58,640	62,179
	New Jersey GO	2.000%	6/1/28	17,990	15,810
	New Jersey GO	5.000%	6/1/28	38,650	41,366
	New Jersey GO	5.000%	6/1/29	7,655	8,270
	New Jersey GO	4.000%	6/1/30	6,985	7,051
	New Jersey GO, Prere.	4.000%	12/1/22	1,420	1,426
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,448
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,598
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,620	3,635
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	242
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,655
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,022
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,056
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	306
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,057
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,649
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,110
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	257
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,187
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,486
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,281
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,557
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,857
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,672
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	714
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	888
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	606
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,457
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,709
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,777
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,495
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,590	13,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	955	966
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	500	526
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,000	1,052
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	55	56
[4]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	485
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	172
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,084
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,567
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,825
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,145
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,671
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,645
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,055
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,912
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,302
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,298
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	11,490	11,429
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	12,300	12,302
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	32,870	31,518
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	6,000	6,061
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.440%	5/1/48	10,000	10,080
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,619
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,866
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,506
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	756
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	765
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,026
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,463
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,136
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,102
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,150
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,337
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	6,751
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	3,757
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,475
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	575	576
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	10,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,075
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,698
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,482
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,874
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	415	365
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	3,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,945	2,963
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,785
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	8,751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	26,772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,975	8,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	155
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,815	1,389
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,890	1,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,080	4,197
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	7,000	5,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	21,540	22,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	76
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	392
[2,7]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.280%	11/7/22	10,380	10,380
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,050
[13]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,137
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	22,049
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	150
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,397
[11,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	231
[13,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	309
[11,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	725
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,110
[11,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	960
[1,2,7]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	2.270%	11/7/22	6,720	6,720
[2,7]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	2.270%	11/7/22	12,050	12,050
[2,7]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	2.320%	11/7/22	24,750	24,750
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,357
[13]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,394
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,623
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	640
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,222
[2,7]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.390%	11/7/22	12,000	12,000
[3]	New Jersey Turnpike Authority Highway Revenue, 1M USD LIBOR + 0.750%	2.940%	1/1/23	1,380	1,378
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,555
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,491
	Newark Board of Education GO	5.000%	7/15/23	150	152
	Newark Board of Education GO	5.000%	7/15/24	250	256
[1]	Newark Board of Education GO	5.000%	7/15/25	125	130
[1]	Newark Board of Education GO	5.000%	7/15/26	150	157
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,614
[1]	Newark Board of Education GO	5.000%	7/15/28	350	374
[4]	Newark NJ GO	5.000%	10/1/23	1,000	1,012
[4]	Newark NJ GO	5.000%	10/1/23	275	278
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,024
[4]	Newark NJ GO	5.000%	10/1/24	325	333
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,036
[4]	Newark NJ GO	5.000%	10/1/25	300	311
[4]	Newark NJ GO	5.000%	10/1/26	1,750	1,832
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,057
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Newark NJ GO	5.000%	10/1/28	2,000	2,128
[9]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,147
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,917
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,691
	Passaic County NJ GO	1.250%	11/1/22	700	700
[1]	Perth Amboy NJ GO	5.000%	3/15/23	300	302
[1]	Perth Amboy NJ GO	5.000%	3/15/24	250	256
[1]	Perth Amboy NJ GO	5.000%	3/15/25	250	258
[1]	Perth Amboy NJ GO	5.000%	3/15/26	250	261
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,447
[1]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,037
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,298
[1]	Perth Amboy NJ GO	5.000%	3/15/28	555	592
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,237
[1]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,614
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,237
	Princeton NJ GO	2.000%	8/15/24	1,490	1,444
	Scotch Plains Township NJ BAN GO	2.000%	12/2/22	3,100	3,097
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,566
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,379
	South Harrison Township School District GO	4.000%	1/15/28	775	786
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,200
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	895
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	951
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	495
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	545
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	405
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	269
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,129
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,003
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,042
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	4,500	4,500
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	3,400	3,400
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	2,000	2,000
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,046
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,422
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	11,421
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,905
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,390	5,574
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,041
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,619
[4]	Trenton NJ GO	4.000%	7/15/23	1,555	1,561
[4]	Trenton NJ GO	5.000%	8/1/23	705	713
[4]	Trenton NJ GO	5.000%	8/1/24	695	712
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,715
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	1,971
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	974
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	960
[4]	Union City NJ GO	2.250%	8/1/26	500	460
	Union County NJ GO	4.000%	3/1/28	1,335	1,372
	Union County NJ GO	4.000%	3/1/29	1,465	1,511
	Union County NJ GO	4.000%	3/1/30	4,415	4,556
	Union Township Board of Education GO	5.000%	1/1/23	555	557
	Union Township Board of Education GO	5.000%	1/1/24	555	566
	Union Township Board of Education GO	5.000%	1/1/25	550	568
	Union Township Board of Education GO	5.000%	1/1/26	525	549
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,107
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,181
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,333
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,342
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,169
[4]	Vineland NJ GO	3.000%	10/1/28	585	551
[6]	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,212
	West Caldwell Township NJ BAN GO	1.500%	12/9/22	8,850	8,833
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,900	1,900
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	43,935	43,905
					1,721,542
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	152
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,165
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	129
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	245
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	132
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	428
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	692
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,119
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	10,422
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	17,020	14,084
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	15,050	12,469
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,576
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	16,194
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	10,911
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	40	40
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,208
	New Mexico Finance Authority Lease Revenue	4.000%	6/1/30	2,565	2,601
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	111
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,573
	New Mexico GO	5.000%	3/1/28	7,105	7,682
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	302
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	508
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	511
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,195
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,544
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,174
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,945	2,843
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	1,060	1,001
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,145	1,069
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,735	1,776
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	79,167
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	34,472
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,960
[7]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,075	983
					240,438
New York (14.8%)
	Albany City School District BAN GO	4.000%	6/29/23	15,580	15,584
	Albany County NY GO	5.000%	11/1/22	965	965
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,471
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,028
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,999
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	500
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	713
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	5,320	5,322
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,131
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	2,999
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,245
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,325
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,335
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	593
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	434
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	780
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,049
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,706
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	165	165
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,700	1,684
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,349
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	619
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	329
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	551
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	227
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	119
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	128
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	96
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	209
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	1/1/23	350	359
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	2/1/23	460	458
	Chautauqua County Capital Resource Corp. Electric, Power, Light Revenue PUT	1.300%	4/3/23	625	614
	Clarence Central School District BAN GO	4.000%	7/26/23	1,441	1,442
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,010
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,630	17,589
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	9,979
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/23	460	463
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	101
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	496
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	934
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	102
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	513
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	178
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	540
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,020
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	204
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	571
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	204
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	700
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	399
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	413
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	503
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,377
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	438
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	2,005
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,805
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	550
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,174
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,830
	East Islip Union Free School District BAN GO	3.500%	6/27/23	20,800	20,793
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,206
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	754
	Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,615
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	151
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	486
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	413
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	688
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	518
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	622
	Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,023
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/29	955	973
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	637
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	314
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	281
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	798
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	783
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	888
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,443
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	277
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	294
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,604
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	311
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	327
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	343
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	22,100	19,601
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,588
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,039
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	45,259
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	54,973
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	18,020	16,045
[3]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	2.940%	10/1/23	2,500	2,500
[3]	Long Island Power Authority Electric, Power & Light Revenue PUT	2.690%	9/1/25	34,035	33,558
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,519
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,369	6,369
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	129
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	454
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,647
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	805
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	240
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,164
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,472
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,783
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,073
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,400	1,401
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	801
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	380
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,860	4,865
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,541
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,001
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/22	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,456
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	4,175	4,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,671
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,686
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	608
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	886
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	550
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,730	1,731
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	9,765	9,773
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	521
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,671
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	5,917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,889
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,688
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,630
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,704
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,800
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,692
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	999
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,579
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,618
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	358
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	466
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,511
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,812
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	20,720	20,732
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	790	790
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	21,266
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	4,850	4,958
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,227
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,789
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	919
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,080	2,081
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,752
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,037
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,400
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	29,659
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,027
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,175	3,177
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,050	9,055
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,130	1,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,254
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,375	2,375
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	55,525	55,545
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	23,766
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,230
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,527
[3]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	2.646%	11/1/22	1,000	1,000
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.587%	11/1/32	6,610	6,462
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.594%	11/1/32	12,965	12,675
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.670%	2/1/25	9,500	9,223
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	11/15/22	15,250	15,241
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	2.374%	4/1/24	10,330	10,026
[2,7]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.290%	11/7/22	4,000	4,000
[2,4,7]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.360%	11/7/22	3,600	3,600
[2,4,7]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.360%	11/7/22	2,700	2,700
[3]	Metropolitan Transportation Authority Transit Revenue, 1M USD LIBOR + 0.550%	2.656%	11/1/22	1,950	1,950
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	2.837%	11/1/32	3,000	2,845
[3]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	2.444%	11/1/22	3,500	3,436
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	230
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	355
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	303
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	527
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	534
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,455
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,769
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	749
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	416
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,112
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,128
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	468
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	642
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	426
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	860
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	240
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	340
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,220
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	512
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,651
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,755
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	461
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	554
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,049
[4]	Nassau County NY GO	5.000%	7/1/25	1,860	1,935
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,052
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,429
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,728
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,904
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,186
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	9,914
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	6,902
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	318
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	459
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	743
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,225
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,499
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,397
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,543
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	2,905
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,102
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,071
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,062
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,375	1,175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	8,135	7,052
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,875
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	25,480	25,060
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,605	2,582
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,161
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,396
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,297
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	466
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,220
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	13,923
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,150	17,260
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,548
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,420
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,404
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	1/1/23	1,500	1,518
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,152
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,114
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	611
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,583
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,327
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,219
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,486
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,008
[14]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,351
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,738
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	6,480	6,849
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	11,820
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	5,400	5,912
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.530%	11/1/22	17,130	17,130
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.630%	11/1/22	2,200	2,200
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	8,619
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,984
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	859
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	5,734
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,572
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	100	105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,391
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,738
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	12,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	771
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,396
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	14,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,424
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	708
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	27,016
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,450
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,748
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,812
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,072
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,012
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	5,000	5,162
[2,7]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	1.700%	11/1/22	25,100	25,100
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,021
	New York City Water & Sewer System Sewer Revenue VRDO	1.630%	11/1/22	1,275	1,275
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	17,520
[2]	New York City Water & Sewer System Water Revenue VRDO	1.630%	11/1/22	400	400
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,617
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	533
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,749
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,195	1,223
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	103
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,589
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,284
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	439
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,011
[2,7]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.540%	11/7/22	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	856
[2,7]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/3/22	2,820	2,820
[2,7]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	1,285	1,285
[2,7]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	4,000	4,000
[2,7]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	2.300%	11/7/22	8,320	8,320
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	13,000	10,888
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,435	10,137
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	28,235	22,930
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	1,946
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	2,000	1,529
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,435	5,198
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	533
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,261
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	682
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,053
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,069
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	530
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	918
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,056
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,285
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,162
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,041
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,665	1,644
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	75	74
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	5,515	5,393
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,895	14,035
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	14,000	12,989
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	9,995	9,322
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,090	4,841
	New York NY GO	5.000%	8/1/23	1,025	1,030
	New York NY GO	5.000%	8/1/23	2,455	2,488
	New York NY GO	5.000%	8/1/23	10,030	10,166
	New York NY GO	5.000%	8/1/23	7,665	7,769
	New York NY GO	5.000%	8/1/23	31,445	31,872
	New York NY GO	5.000%	8/1/23	21,030	21,316
	New York NY GO	5.000%	8/1/23	1,050	1,064
	New York NY GO	5.000%	8/1/23	890	902
	New York NY GO	5.000%	8/1/23	1,000	1,001
	New York NY GO	5.000%	12/1/23	1,000	1,019
	New York NY GO	4.000%	8/1/24	155	157
	New York NY GO	5.000%	8/1/24	720	742
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/24	5,565	5,733
	New York NY GO	5.000%	8/1/24	6,330	6,521
	New York NY GO	5.000%	8/1/24	31,170	32,112
	New York NY GO	5.000%	8/1/24	3,335	3,436
	New York NY GO	5.000%	8/1/24	200	206
	New York NY GO	5.000%	8/1/24	44,605	45,953
	New York NY GO	5.000%	8/1/25	2,075	2,131
	New York NY GO	5.000%	8/1/25	22,630	23,614
	New York NY GO	5.000%	8/1/25	49,670	51,830
	New York NY GO	5.000%	8/1/25	2,300	2,400
	New York NY GO	5.000%	8/1/25	3,320	3,464
	New York NY GO	5.000%	3/1/26	1,035	1,088
	New York NY GO	5.000%	8/1/26	3,425	3,622
	New York NY GO	5.000%	8/1/26	4,075	4,309
	New York NY GO	5.000%	8/1/26	100	104
	New York NY GO	5.000%	8/1/26	1,070	1,131
	New York NY GO	5.000%	8/1/26	3,185	3,368
	New York NY GO	5.000%	8/1/26	1,590	1,593
	New York NY GO	5.000%	8/1/26	400	401
	New York NY GO	5.000%	4/1/27	2,280	2,425
	New York NY GO	5.000%	8/1/27	1,350	1,429
	New York NY GO	5.000%	8/1/27	30,000	32,096
	New York NY GO	5.000%	8/1/27	46,000	49,214
	New York NY GO	5.000%	8/1/27	5,065	5,419
	New York NY GO	5.000%	8/1/27	295	316
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	4/1/28	1,500	1,616
	New York NY GO	5.000%	8/1/28	1,000	1,012
	New York NY GO	5.000%	8/1/28	22,500	24,325
	New York NY GO	5.000%	8/1/28	2,725	2,946
	New York NY GO	5.000%	8/1/28	10,455	11,303
	New York NY GO	5.000%	8/1/28	4,115	4,449
	New York NY GO	5.000%	4/1/29	2,000	2,176
	New York NY GO	5.000%	8/1/29	1,215	1,327
	New York NY GO	5.000%	8/1/29	12,765	13,938
	New York NY GO	5.000%	4/1/30	1,000	1,098
	New York NY GO	5.000%	8/1/30	450	469
	New York NY GO	5.000%	8/1/30	525	537
	New York NY GO	5.000%	8/1/30	1,640	1,805
	New York NY GO	5.000%	11/1/30	3,065	3,379
	New York NY GO	5.000%	8/1/31	1,735	1,773
	New York NY GO PUT	5.000%	8/1/38	30,000	30,296
[2,7]	New York NY GO TOB VRDO	1.700%	11/1/22	4,935	4,935
[5]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,075
[2,7]	New York NY Lease (Appropriation) Revenue TOB VRDO	2.410%	11/7/22	9,600	9,600
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	2,255	2,483
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	537
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	561
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	517
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	555
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,116
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,152
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	6,668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,247
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	121
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	233
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,635
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	746
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	204
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	255
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	325
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	150
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	333
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,834
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	726
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	162
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	562
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,824
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,568
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	174
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	784
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	211
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	191
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	750	783
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	523
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,843
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,356
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,863
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	210
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,158
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,066
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	852
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	129
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,811
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/23	20	20
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	21
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	40	42
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	100	101
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,001
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	514
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	697
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,886
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,022
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	325
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,656
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,305
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	312
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	845
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	182
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	666
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,138
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	302
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,001
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	422
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,692
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,153
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	789
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	398
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,850	2,844
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,390
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	2,867
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,812
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,203
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,750	2,693
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,762
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,495	4,350
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,375	1,319
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,006
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,155
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	16,390
[2,4,7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	44,235
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	939
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,410	1,479
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	43,557
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	31,506
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,645	4,878
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	993
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	45	48
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	28,831
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,450	2,604
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,301
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	610
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,235
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,384
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,235
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	32,239
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	13,965
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,500	2,506
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,965	19,498
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,209
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,555	14,836
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,896
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,751
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	16,888
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,085
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,796
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,385
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,584
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,157
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,698
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	23,272
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	52,122
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	15,718
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	7,500	7,685
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	12,295
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	59,043
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,079
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	460	478
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	24,091
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,385	2,510
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	935	997
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,335	2,497
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	5,705	5,718
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	750	795
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,026
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,000	1,000
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,784
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,056
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,889
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,061
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	2,998
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	9,000	9,803
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,636
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	5,000	5,480
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,543
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	633
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	13,145	14,126
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,248
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,524
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,352
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	481
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	6,812
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,120
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,235
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,489
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,605
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,575
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	10,758
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,301
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,248
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,278
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,248
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,801
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,015
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,350	1,371
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,250	1,289
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	900	941
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/26	4,065	4,303
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	4,745
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	5,240	5,608
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,154
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,221
[4]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/26	5	5
[4]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/27	10	11
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,854	1,979
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,648
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,738
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,932
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,871
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	2/15/32	5,000	5,217
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,078
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	42,500	43,506
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	100	102
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	5
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	38,923
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	3,962
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,744
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	9,940
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,462
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	29,725
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/26	825	876
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/27	300	321
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/27	300	323
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/28	325	352
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,607
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,190
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,500	2,715
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	1,250	1,372
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,115
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,250	6,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,559
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	1,690	1,674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,305	3,282
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	3,790	3,775
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,225
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,840	13,575
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,660	13,398
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,769
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,177
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,182
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	3,983
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,474
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	15,879
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,530
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,357
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	97
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	17,931
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	1,972
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,737
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	265
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,586
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,682
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,167
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	863
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,150	1,918
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,440
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,611
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,917
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,313
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,450
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	18,445	17,094
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	11,511
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	35,941
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	4,729
[2,7]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.440%	11/7/22	22,500	22,500
[2,4,7]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	2.360%	11/7/22	1,250	1,250
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	901
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,053
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,640
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	5,772
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,882
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	705
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,099
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,030	1,058
[2,7]	New York State Thruway Authority Highway Revenue TOB VRDO	2.390%	11/7/22	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,511
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	45,118
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	630
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,376
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,252
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,625	3,759
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	10,502
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	25,314
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	12,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,087
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,067
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	19,577
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	21,788
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	65,738
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,692
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,687
	New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	25	26
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,100	7,271
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	28,318
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	558
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,327
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	2,675	2,712
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,085	2,119
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,012
	Niagara Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,660	1,662
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,065
[7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.690%	11/1/22	23,900	23,900
[2,7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.290%	11/3/22	10,000	10,000
[2,7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.390%	11/3/22	27,000	27,000
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	946
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,008
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	867
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	883
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	330
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	468
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	348
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	491
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	519
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	577
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	639
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	1,010	1,058
[4]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,634
	Oyster Bay NY GO	4.000%	3/1/23	850	852
	Oyster Bay NY GO	4.000%	3/1/24	850	858
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	962
[4]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,160
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	763
[4]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,612
[4]	Oyster Bay NY GO	4.000%	3/1/26	920	936
[4]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,599
[4]	Oyster Bay NY GO	4.000%	3/1/27	820	836
[4]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,069
[4]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,581
[4]	Oyster Bay NY GO	4.000%	3/1/28	850	869
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,624
[4]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,562
[4]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,858
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,867
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,750
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	523
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	228
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	6,916
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,125
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,034
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	5,830
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	607
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	455
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	710
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	510
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	530
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,527	8,507
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	187
	Suffolk County NY GO	5.000%	11/1/22	7,735	7,735
	Suffolk County NY GO	5.000%	5/1/23	125	126
[4]	Suffolk County NY GO	5.000%	5/15/23	10,845	10,943
[1]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,753
	Suffolk County NY GO	5.000%	6/15/23	860	869
	Suffolk County NY GO	5.000%	10/1/23	705	715
[1]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,882
	Suffolk County NY GO	5.000%	6/15/24	885	906
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,028
[4]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,687
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,034
[1]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,046
	Suffolk County NY GO	5.000%	6/15/25	925	959
	Suffolk County NY GO	5.000%	10/1/25	1,000	1,041
[4]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,794
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,355
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,639
[4]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,235
[1]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,077
	Suffolk County NY GO	5.000%	6/15/26	975	1,022
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,183
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,888
[4]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,640
[4]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,445
[1]	Suffolk County NY GO	5.000%	6/15/27	5,915	6,275
	Suffolk County NY GO	5.000%	6/15/27	765	810
	Suffolk County NY GO	5.000%	10/1/27	905	961
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,015
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,241
[4]	Suffolk County NY GO	5.000%	5/15/28	3,430	3,661
	Suffolk County NY GO	5.000%	6/15/28	660	705
	Suffolk County NY GO	5.000%	10/1/28	785	841
[4]	Suffolk County NY GO	5.000%	11/1/28	1,670	1,794
[1]	Suffolk County NY GO	5.000%	6/15/29	6,535	7,054
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,472
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,553
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,132
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	412
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	948
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	978
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,017
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	444
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	446
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	443
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	447
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	851
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	739
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	202
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,044
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	8,486
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	453
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	504
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	143
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	403
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	11/15/24	15,860	15,839
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.630%	11/1/22	300	300
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	23,795	24,746
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	29,546
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,259
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/28	30,000	32,423
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	24,215	26,444
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	15,995	17,607
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	8,938
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,180	8,476
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	18,080
[2,7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.300%	11/7/22	2,887	2,888
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	2.417%	2/1/24	5,235	5,142
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,650
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,354
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	340
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,080
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,719
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	155
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,420
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,343
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,076
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,836
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,146
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,878
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,025	2,086
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,015
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,991
	Utica NY BAN GO	2.000%	1/26/23	8,390	8,354
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,019
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,089
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,835
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,937
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,973
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,067
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,536
	Victor Central School District BAN GO	4.000%	6/30/23	13,295	13,313
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,595	1,595
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,234
[7]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,312
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	517
[7]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	5,909
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	200
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,090	1,093
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,621
	Williamsville Central School District GO	5.000%	6/1/23	30	30
[1]	Yonkers NY GO	5.000%	10/15/23	300	304
[1]	Yonkers NY GO	5.000%	9/1/24	500	514
[1]	Yonkers NY GO	5.000%	10/1/24	200	206
[4]	Yonkers NY GO	5.000%	3/15/25	500	518
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,596
[4]	Yonkers NY GO	5.000%	3/15/27	500	529
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,064
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,704
[4]	Yonkers NY GO	5.000%	3/15/28	400	427
[1]	Yonkers NY GO	5.000%	9/1/28	750	804
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,073
[1]	Yonkers NY GO	5.000%	9/1/29	750	810
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	1,930
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Yonkers NY GO	5.000%	9/1/30	4,365	4,499
					4,630,730
North Carolina (0.9%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,107
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	208
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	490
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	645
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	152
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	139
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	317
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	134
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,011
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,181
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	465
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	647
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,606
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	130
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,914
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	671
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,751
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,795	1,913
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	2,959
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	3,538
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	23,120
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,446
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,660
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	6,338
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	3,295	2,889
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	667
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	12/1/23	2,500	2,501
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	518
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	547
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	571
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,412
[2,7]	Forsyth County NC GO TOB VRDO	1.670%	11/1/22	27,015	27,015
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	377
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	381
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	339
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	386
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	412
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	390
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	378
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,209
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,181
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,509
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,021
	North Carolina Appropriations Revenue	5.000%	3/1/27	2,750	2,919
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	251
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	146
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	286
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.750%	12/1/22	23,500	23,489
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	8,550
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	8,448
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,635	1,693
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,060	4,011
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,420	7,303
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,700	7,283
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	3,485	3,270
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	1,000	943
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,795	6,521
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	901
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	190
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,915
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	218
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	201
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	917
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,194
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	458
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	232
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	124
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	730
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	828
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,618
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	547
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	782
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	860
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	582
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,001
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	297
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,231
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,145	1,190
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	959
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	1,000	1,044
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,250	1,305
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	890	929
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	5/29/23	9,115	9,115
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	100
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,619
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	1,903
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,293
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,257
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	568
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	8,500	8,603
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	2.694%	6/1/25	6,000	5,898
[3]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	2.694%	6/1/25	30,400	29,886
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	305
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	411
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	466
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	497
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	522
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	569
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	605
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	436
					292,171
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,739
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	81
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	76
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	108
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	139
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,291
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,069
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	835	833
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/46	1,410	1,379
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,060	1,048
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,680	8,417
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	4,000	4,040
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	2.440%	1/1/43	1,710	1,710
[4]	University of North Dakota COP	5.000%	6/1/24	825	845
	West Fargo ND GO	4.000%	5/1/23	500	501
	West Fargo ND GO	4.000%	5/1/25	350	354
	West Fargo ND GO	4.000%	5/1/26	500	507
	West Fargo ND GO	4.000%	5/1/27	425	430
					27,567
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,623
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	659
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	334
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	205
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	260
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	515
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	438
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	394
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	645
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	688
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	746
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	751
	Akron OH GO	5.000%	12/1/25	1,035	1,066
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	355
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	370
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	407
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	479
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	633
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	954
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	831
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,440
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	532
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,004
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	401
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,118
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	560
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,211
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,196
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	25,907
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,074
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,646
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,211
[2,7]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	5,690	5,690
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	9,770	10,237
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	31,445
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,110
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,373
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,013
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,912
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,261
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	356
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	423
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	427
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	538
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,406
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	427
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	377
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,547
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,984
[6]	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,489
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	831
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,241
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,684
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	177
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	333
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,020	5,167
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	880	914
[13]	Butler County OH GO	5.250%	12/1/26	2,000	2,086
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,530
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,029
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,737
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,238
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,568
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,251
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,631
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,200	2,248
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Celina City School District GO	4.000%	12/1/23	165	166
[1]	Celina City School District GO	5.000%	12/1/26	250	264
[1]	Celina City School District GO	5.000%	12/1/27	220	235
[1]	Celina City School District GO	5.000%	12/1/28	245	262
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	400
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	419
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	646
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,006
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,602
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	512
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	982
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,368
[2,4,7,12]	Cincinnati City School District GO TOB VRDO	2.270%	11/7/22	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	300
	Cincinnati OH GO	4.000%	12/1/26	290	296
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	420
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,681
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	412
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	489
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	209
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	305
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,086
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,855
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,123
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	535
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,315
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,044
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Cleveland OH GO	5.000%	12/1/22	3,595	3,600
	Cleveland OH GO	2.000%	12/1/23	375	367
	Cleveland OH GO	4.000%	12/1/24	300	304
	Cleveland OH GO	5.000%	12/1/24	1,000	1,033
	Cleveland OH GO	2.000%	12/1/25	300	282
	Cleveland OH GO	3.000%	12/1/25	190	187
	Cleveland OH GO	4.000%	12/1/25	700	713
	Cleveland OH GO	5.000%	12/1/25	410	429
	Cleveland OH GO	3.000%	12/1/26	680	663
	Cleveland OH GO	4.000%	12/1/26	800	816
	Cleveland OH GO	2.000%	12/1/27	460	416
	Cleveland OH GO	3.000%	12/1/27	1,480	1,435
	Cleveland OH GO	2.000%	12/1/28	615	541
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	252
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	201
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	234
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	304
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	284
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	206
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	204
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	239
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	183
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	230
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	307
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	153
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	247
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	411
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	537
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	1,320	1,377
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	1,385	1,451
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	1,455	1,524
[2,7]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.340%	11/7/22	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	155
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	132
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	164
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	187
[1]	Cloverleaf Local School District COP	3.000%	12/1/23	360	358
[1]	Cloverleaf Local School District COP	3.000%	12/1/25	230	225
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	274
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	254
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	224
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus City School District GO	5.000%	12/1/24	100	103
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	218
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	299
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	248
	Columbus OH GO	5.000%	4/1/25	2,500	2,599
[7]	Columbus-Franklin County Finance Authority Tax Allocation Revenue	5.000%	6/1/28	8,590	8,366
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	456
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	479
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	259
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	565
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,155
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	9,736
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	255
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,782
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	585
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,644
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,678
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,745
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,086
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,077
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/22	535	545
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,019
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	383
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	691
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	400
[2,7]	Cuyahoga OH COP TOB VRDO	2.340%	11/7/22	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,413
	Dayton Metro Library GO	4.000%	12/1/26	635	651
	Dublin OH GO	3.000%	12/1/23	1,025	1,023
	Fairborn City School District GO	4.000%	12/1/25	200	203
	Fairborn City School District GO	4.000%	12/1/27	175	179
	Fairborn City School District GO	4.000%	12/1/28	180	184
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	260
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	262
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	399
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	404
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	209
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	418
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	958
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	992
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,028
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,592
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	962
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,555
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	516
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	624
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,449
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,350
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/3/22	11,675	11,675
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,328
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,592
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,532
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,366
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	632
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,166
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,780
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,872
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,730
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,003
[2,7]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	2.300%	11/7/22	11,690	11,690
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,070
	Kenton City School District GO	4.000%	11/1/23	160	161
	Kenton City School District GO	4.000%	11/1/24	190	192
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	825
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	1,005
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	2,255	2,343
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,133
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,224
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	11,621
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	170	167
	Lebanon City School District GO	3.000%	12/1/25	170	167
[1]	Lorain OH GO	4.000%	12/1/22	300	300
[1]	Lorain OH GO	4.000%	12/1/24	250	253
[1]	Lorain OH GO	4.000%	12/1/26	350	355
[1]	Lorain OH GO	4.000%	12/1/27	350	355
[1]	Lorain OH GO	4.000%	12/1/28	280	284
[10]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,408
	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	200
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	196
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	122
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	96
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,699
	Miami University OH College & University Revenue	5.000%	9/1/23	850	862
	Miami University OH College & University Revenue	5.000%	9/1/25	390	406
	Miami University OH College & University Revenue	5.000%	9/1/26	700	738
	Miami University OH College & University Revenue	5.000%	9/1/26	410	432
	Miami University OH College & University Revenue	5.000%	9/1/27	575	614
	Miami University OH College & University Revenue	5.000%	9/1/27	190	202
	Miami University OH College & University Revenue	5.000%	9/1/28	800	861
	Miami University OH College & University Revenue	5.000%	9/1/28	260	279
	Miami University OH College & University Revenue	5.000%	9/1/29	270	292
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	104
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	518
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	525
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	312
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	637
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	360
[1]	Midview Local School District COP	4.000%	11/1/25	700	706
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,316
[1]	Midview Local School District COP	4.000%	11/1/27	500	505
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	182
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	163
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,114
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	413
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,802
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	779
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	4,991
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	704
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,123
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,546
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	627
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	653
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	102
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	172
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	212
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	233
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	12,000	12,118
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	1,500	1,551
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	1,125	1,136
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,743
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,046
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	11,515
	Ohio Appropriations Revenue	5.000%	12/15/26	750	796
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,626
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	327
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,025
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	531
	Ohio GO	4.000%	3/1/25	5,000	5,012
	Ohio GO	5.000%	5/1/25	500	521
	Ohio GO	5.000%	6/15/25	340	355
	Ohio GO	5.000%	5/1/27	235	251
	Ohio GO	5.000%	5/1/28	215	232
	Ohio GO	5.000%	9/15/28	7,470	8,107
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/29	365	398
	Ohio GO	5.000%	5/1/30	350	385
	Ohio GO	5.000%	5/1/31	1,115	1,155
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	5,130	5,305
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	137
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,754
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,036
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	149
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	519
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	304
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	3,846
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,464
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,908
[3]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	6/1/23	19,000	19,002
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,973
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	929
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,087
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	984
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,583
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	522
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	257
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	263
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	552
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	385
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,166
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	462
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	435
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,220
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,408
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,291
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	358
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	395
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	411
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	404
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	748
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	266
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	407
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,191
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,351
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,626
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	4,620	4,627
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/23	2,565	2,612
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	160
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	702
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	756
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	178
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	907
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	182
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	965
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	185
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	955
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	389
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	947
	Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	229
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	779
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	7,000	7,069
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,682
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,808
	Ohio Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,000	1,884
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,775
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,410
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,584
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,191
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,122
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,406
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,411
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,063
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,574
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,598
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,139
	Ohio Lease Revenue	5.000%	4/1/23	800	806
	Ohio Lease Revenue	5.000%	4/1/24	650	665
	Ohio Lease Revenue	5.000%	4/1/25	815	846
	Ohio Resource Recovery Revenue PUT	2.750%	12/1/22	4,500	4,498
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,071
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,280
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,029
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,250
[2,7]	Ohio State University General Receipts College & University Revenue TOB VRDO	2.270%	11/7/22	5,750	5,750
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,551
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,785	1,847
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,250	1,309
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,325	1,405
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,363
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,967
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,870	3,136
[2,7]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	2.340%	11/7/22	6,000	6,000
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,048
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,227
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	75	82
	Princeton City School District GO	5.000%	12/1/22	700	701
	Princeton City School District GO	5.000%	12/1/23	1,350	1,375
	Princeton City School District GO	5.000%	12/1/25	815	842
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	350
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	507
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	537
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	651
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	600
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	525
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,913
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,269
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	942
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	992
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	744
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	735
	South-Western City School District GO	5.000%	12/1/23	1,095	1,116
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,492
[4,6]	Toledo OH GO	5.000%	12/1/30	1,200	1,286
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,624
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,285	1,346
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,485	1,484
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,201
	University of Akron College & University Revenue	5.000%	1/1/24	955	973
	University of Akron College & University Revenue	5.000%	1/1/24	535	545
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	2,904
	University of Akron College & University Revenue	5.000%	1/1/26	480	495
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,018
	University of Akron College & University Revenue, Prere.	5.000%	1/1/23	3,545	3,662
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,026
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	254
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	824
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	558
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	539
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	575
[4]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,655
[4]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,280
					789,427
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,544
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	9,119
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,232
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,026
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,010
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,693
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,074
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,035
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,317
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,384
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	979
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,264
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,058
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	3,260	3,222
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,396
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,275	3,206
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,330
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,505
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,490
[2,7]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	2,025	2,025
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,273
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	516
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,922
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	2,909
[3]	Oklahoma Municipal Power Authority Electric, Power, Light Revenue, SIFMA Municipal Swap Index Yield + 0.390%	2.630%	11/3/22	810	810
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	182
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	196
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	211
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	992
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	131
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	301
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	482
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	498
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	201
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	654
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	275
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,076
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,124
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,072
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,050
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,027
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,004
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	999
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	537
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,591
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,757
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,928
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,608
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,749
	University of Oklahoma College & University Revenue	4.000%	7/1/23	265	266
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	286
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	300
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	855
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	461
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	523
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	485
					111,160
Oregon (0.5%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	771
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	535
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	791
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	694
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	206
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	311
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	312
	Deschutes Public Library District GO	4.000%	6/1/24	285	288
	Deschutes Public Library District GO	4.000%	6/1/26	775	792
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,488
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	343
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,295
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	506
	Hillsboro School District No. 1J GO	4.000%	6/15/25	575	585
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	4,965
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,411
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	310
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	579
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	522
[2,7]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	4,000	4,000
	Metro OR GO	5.000%	6/1/23	2,805	2,834
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/23	40	40
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,255
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,412
	Oregon GO	2.000%	8/1/25	2,545	2,421
	Oregon GO, Prere.	5.000%	5/1/23	5,560	5,611
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	470	469
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,370	3,375
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	3,970	3,825
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,490	3,384
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	436
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	310
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	294
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	680
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	12,864
[2,7]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/7/22	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/26	130	133
	Oregon State Lottery Revenue	5.000%	4/1/26	835	867
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,566
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,038
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,613
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,718
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,323
	Port of Morrow OR GO	4.000%	12/1/22	135	135
	Port of Morrow OR GO	4.000%	6/1/23	150	150
	Port of Morrow OR GO	4.000%	12/1/23	100	100
	Port of Morrow OR GO	4.000%	6/1/24	160	161
	Port of Morrow OR GO	4.000%	12/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	166
	Port of Morrow OR GO	4.000%	12/1/25	150	151
	Port of Morrow OR GO	4.000%	6/1/26	170	171
	Port of Morrow OR GO	4.000%	12/1/26	170	172
	Port of Morrow OR GO	4.000%	6/1/27	535	539
	Port of Morrow OR GO	4.000%	12/1/27	240	242
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,111
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,053
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	985
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,378
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,885
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,500	2,669
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,079
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,102
	Portland Community College District GO	5.000%	6/15/24	1,125	1,155
	Portland OR GO	5.000%	6/1/23	2,180	2,204
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,061
	Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	6,767
	Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,380
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,527
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,068
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	375
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,172
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	560
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,058
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	153
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	230
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	255
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	305
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,224
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,094
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	12/15/22	50	51
	Washington County OR GO	5.000%	3/1/29	900	945
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,360	1,233
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,200	1,130
	Yamhill County School District No. 40 McMinnville GO	5.000%	6/15/23	40	40
					155,989
Pennsylvania (4.5%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue PUT	3.450%	1/3/23	1,550	1,548
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,443
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,530
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	234
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,711
[6]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	595
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	502
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	532
[6]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,911
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	799
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	843
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	885
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.425%	2/1/33	3,765	3,564
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,375	2,389
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,152
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,206
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,107
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,795
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,362
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	108
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,843
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,447
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	684
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,066
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,252
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.610%	11/3/22	1,500	1,497
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.660%	11/3/22	1,000	991
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.720%	11/3/22	5,195	5,093
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.820%	11/3/22	2,000	1,945
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.7%	2.940%	11/15/47	90,910	88,395
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	897
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	211
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	431
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	404
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	101
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	268
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	162
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	666
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	723
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	768
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	651
[1]	Allentown City School District GO	5.000%	2/1/24	1,105	1,124
[1]	Allentown City School District GO	5.000%	2/1/25	955	985
[1]	Allentown City School District GO	3.000%	2/1/28	100	95
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	466
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	877
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	959
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	1,968
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,363
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	300	301
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	11,370	11,056
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	8,945	8,616
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,319
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	155
[4]	Altoona PA Sewer GO	5.000%	12/1/25	250	261
[4]	Altoona PA Sewer GO	5.000%	12/1/26	250	264
[1]	Armstrong School District GO	3.000%	3/15/25	575	563
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Armstrong School District GO	3.000%	3/15/26	875	845
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,113
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,483
	Bensalem Township School District GO	3.000%	6/1/23	115	115
	Bensalem Township School District GO	3.000%	6/1/24	500	495
	Bensalem Township School District GO	4.000%	6/1/25	430	437
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,151
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	595
	Bethel Park School District GO	5.000%	8/1/23	850	861
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,514
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/30	2,025	1,946
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	7/1/31	2,380	2,287
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/32	1,990	1,913
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,411
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,644
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,445
[4]	Bethlehem PA GO	5.000%	12/1/23	295	300
[4]	Bethlehem PA GO	5.000%	12/1/24	290	299
[4]	Bethlehem PA GO	5.000%	12/1/25	700	732
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	507
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	529
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,113
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	463
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,017
[1]	Bristol Township School District GO	3.000%	6/1/24	100	99
[1]	Bristol Township School District GO	4.000%	6/1/26	100	102
[1]	Bristol Township School District GO	4.000%	6/1/28	200	204
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	485
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	407
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	427
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	451
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	471
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	584
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	782
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	819
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	202
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	252
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	554
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	552
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	300
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	442
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	1,938
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	517
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,031
[1]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,724
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,037
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,027
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,082
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,238
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	290	290
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	323
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	697
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	331
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,332
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	169
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,886
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,769
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	420
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,029
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,038
[2,7]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	2.330%	12/30/22	15,640	15,640
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,194
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	401
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	403
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	433
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	393
	Coatesville School District GO	5.000%	6/30/23	2,000	1,999
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Coatesville School District GO	5.000%	8/1/23	3,735	3,780
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	252
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,791
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	647
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	523
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,659
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,743
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,051
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	253
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	307
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	519
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	13,134
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	4,914
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	33,889
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,944
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	132
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,105
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,007
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	27,457
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,007
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,391
[4]	Cornell School District GO	4.000%	9/1/24	500	503
[7]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,200
[7]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,250	3,861
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	262
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,514
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,025
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	416
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	115
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	799
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
[2,7]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	2.310%	11/7/22	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	10,189
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,687
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,081
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,644
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.770%	9/1/23	3,625	3,620
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	4,961
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	750	802
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	3/1/57	15,495	15,220
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	2.534%	3/1/57	13,470	12,726
[13]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	15,756
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	247
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,353
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,953
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	368
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	665
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,502
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	653
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	820
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	361
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	881
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	368
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	938
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	394
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,600
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,793
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,845
	Erie County Conventional Center Authority Revenue	5.000%	1/15/32	1,910	1,952
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	357
[4]	Erie School District GO	5.000%	4/1/23	315	317
[4]	Erie School District GO	5.000%	4/1/25	475	491
[4]	Erie School District GO	5.000%	4/1/26	575	601
[1,13]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,887
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	487
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	480
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,011
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	606
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	13,449
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,128
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,311
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	152
	Hempfield Township PA GO	4.000%	10/15/26	100	102
	Hempfield Township PA GO	4.000%	10/15/27	100	102
	Hempfield Township PA GO	4.000%	10/15/28	240	245
	Kennett Consolidated School District GO	4.000%	2/15/24	500	504
[1]	Kiski Area School District GO	4.000%	3/1/23	350	351
[1]	Kiski Area School District GO	5.000%	3/1/24	275	281
[1]	Kiski Area School District GO	5.000%	3/1/25	265	274
[1]	Kiski Area School District GO	5.000%	3/1/26	250	262
[1]	Kiski Area School District GO	5.000%	3/1/27	810	858
[1]	Kiski Area School District GO	5.000%	3/1/28	420	449
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	717
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	512
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,210
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	533
[1]	Lackawanna County PA GO	4.000%	3/15/23	265	266
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	312
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	304
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	406
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	510
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	705	671
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	548
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,029
	Lancaster County PA GO	4.000%	11/1/23	125	126
	Lancaster County PA GO	4.000%	11/1/24	255	258
	Lancaster County PA GO	4.000%	11/1/25	280	284
	Lancaster County PA GO	4.000%	11/1/26	325	330
	Lancaster County PA GO	4.000%	11/1/27	500	510
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	698
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,289
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	152
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	142
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	236
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	231
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	312
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	234
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	862
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	336
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	726
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	471
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	656
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	480
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	538
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	541
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	357
[4]	Lancaster PA GO	4.000%	11/1/26	2,410	2,459
[4]	Lancaster PA GO	4.000%	11/1/27	2,605	2,665
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,352
[4]	Lancaster School District GO	5.000%	6/1/23	200	202
[4]	Lancaster School District GO	4.000%	6/1/24	365	368
[4]	Lancaster School District GO	4.000%	6/1/25	320	324
[4]	Lancaster School District GO	5.000%	6/1/25	200	208
[4]	Lancaster School District GO	4.000%	6/1/26	430	437
[4]	Lancaster School District GO	5.000%	6/1/26	520	547
[4]	Lancaster School District GO	4.000%	6/1/27	500	510
[4]	Lancaster School District GO	5.000%	6/1/27	200	213
	Lansdale Borough PA GO	4.000%	10/1/23	300	302
	Lansdale Borough PA GO	4.000%	10/1/24	275	278
	Lansdale Borough PA GO	2.000%	10/1/25	650	611
	Lansdale Borough PA GO	2.000%	10/1/26	300	277
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	181
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	150
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	150
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	174
[4]	Lebanon County PA GO	4.000%	10/15/27	200	205
[4]	Lebanon County PA GO	4.000%	10/15/28	200	205
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	250
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	507
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	264
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	283
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	878
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	439
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	868
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,143
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,903
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,058
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,514
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,017
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,368
[4]	Luzerne County PA GO	5.000%	12/15/22	750	751
[4]	Luzerne County PA GO	5.000%	12/15/23	750	763
[4]	Luzerne County PA GO	5.000%	12/15/23	750	763
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,543
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,029
[4]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,144
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	521
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	541
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,294
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,688
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,738
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,680
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	789
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,880
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,174
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	327
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	495
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	787
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	792
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	354
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,346
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,518
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,577
[2,4,7]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,985	3,985
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	1,150	1,119
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,012
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,016
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,033
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/23	315	319
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,306
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,062
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	204
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	153
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	512
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	452
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	2.700%	11/3/22	860	860
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	2.800%	11/3/22	630	629
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,608
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,208
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	486
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	988
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	705	707
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	535
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	516
[1]	Northeastern School District/York County GO	2.000%	9/1/23	165	162
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	93
	Northern York County School District GO	4.000%	11/15/26	1,880	1,911
	Northern York County School District GO	4.000%	11/15/28	820	838
	Norwin School District GO	5.000%	4/1/24	305	312
	Norwin School District GO	5.000%	4/1/26	1,305	1,369
	Norwin School District GO	5.000%	4/1/27	2,420	2,569
[4]	Octorara Area School District GO	4.000%	4/1/24	375	378
[4]	Octorara Area School District GO	4.000%	4/1/26	750	762
	Penn Delco School District GO	4.000%	6/1/25	180	182
	Penn Delco School District GO	4.000%	6/1/26	150	152
	Penn Delco School District GO	4.000%	6/1/27	200	203
	Penn Delco School District GO	4.000%	6/1/28	445	453
	Penn Delco School District GO	4.000%	6/1/29	350	356
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	367
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,199
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	306
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	444
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,730
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	413
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	520
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	181
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	643
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,537
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	459
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	806
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	516
[2,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	5,500	5,500
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.660%	11/3/22	1,370	1,350
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.720%	11/3/22	1,755	1,721
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.820%	11/3/22	1,825	1,762
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	11/15/47	21,300	20,632
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	11,677
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,288
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,465
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,460
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,573
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	256
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,687
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	500	524
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	985
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	573
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,051
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,482
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	631
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	735
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,023
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,855
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,042
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,229
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,415
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,240
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	907
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,186
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,085
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	165	163
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	156
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	221
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,032
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	208
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	193
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,170
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	420
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,050
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	132
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	384
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	344
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	264
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	122
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	531
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,453
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	265
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,088
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	345
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	1,210	1,191
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,755	6,662
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,705	1,666
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,790	3,617
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,610	3,424
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,025	1,935
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,590	19,873
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,900	4,494
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,475	9,278
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,071
[2,7]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.640%	12/30/22	7,198	7,197
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	332
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	235
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	347
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,263
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,085
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,066
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,935	2,047
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,185
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,000	1,067
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	501
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	320
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	28,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	524
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	661
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,046
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	256
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	914
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,079
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,636
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	70	73
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	778
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	889
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	261
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,663
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	658
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	528
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	529
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	2,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	344
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	826
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	535
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	6,095	6,324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,071
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,041
[2,7]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.390%	11/7/22	6,910	6,910
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	11/3/22	15,500	15,498
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	11/3/22	11,750	11,751
[2,4,7]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	8,500	8,500
[2,4,7]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	7,500	7,500
	Pequea Valley School District GO	2.000%	5/15/23	100	99
	Pequea Valley School District GO	3.000%	5/15/24	115	114
	Pequea Valley School District GO	4.000%	5/15/27	185	188
	Pequea Valley School District GO	4.000%	5/15/28	150	153
	Peters Township School District Washington County GO	4.000%	9/15/23	190	191
	Peters Township School District Washington County GO	5.000%	1/15/24	125	127
	Peters Township School District Washington County GO	5.000%	9/15/24	150	154
	Peters Township School District Washington County GO	5.000%	1/15/25	200	206
	Peters Township School District Washington County GO	5.000%	9/15/25	250	260
	Peters Township School District Washington County GO	5.000%	1/15/26	275	287
	Peters Township School District Washington County GO	5.000%	9/15/26	185	195
	Peters Township School District Washington County GO	5.000%	1/15/27	275	290
	Peters Township School District Washington County GO	5.000%	9/15/27	625	665
[7]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	170
[7]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	170
[7]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	808
[7]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	333
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	336
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	350
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	655
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	5,747
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,048
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,898
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,464
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,594
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	184
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,476
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,495
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,576
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,011
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,263
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,666
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,524
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,932
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	835
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,025
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	936
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,131
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,329
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,356
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	629
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	239
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,675
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,766
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,292
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	861
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	402
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	559
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	394
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	313
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	323
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	342
[6]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	502
[4]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,426
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	969
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	665
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	797
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,214
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,005
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,478
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,061
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,123
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,457
	Philadelphia PA GO	5.000%	5/1/26	2,860	2,987
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,203
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,296
	Philadelphia PA GO	5.000%	5/1/27	2,705	2,839
	Philadelphia PA GO	5.000%	5/1/28	2,500	2,640
	Philadelphia PA GO	5.000%	8/1/28	250	260
	Philadelphia PA GO	5.000%	8/1/29	250	263
	Philadelphia PA GO, Prere.	5.250%	1/15/23	200	205
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	520
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,388
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	432
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,037
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,468
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,483
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	3,944
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	1,931
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,529
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,336
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,855
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,318
	Philadelphia School District GO	5.000%	9/1/24	310	318
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,026
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,074
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,080
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,885
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,794
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,558
[4,12,14]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,525
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,272
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,602
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,358
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,363
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/23	740	741
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	906
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,697
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,284
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,106
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	728
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	886
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,711
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	1,922
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,091
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,279
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,764
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	508
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	515
	Pittsburgh PA GO	5.000%	9/1/23	420	426
	Pittsburgh PA GO	5.000%	9/1/24	520	535
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	292
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,434
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,660
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	279
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	719
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	686
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	776
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	12/1/23	16,720	16,725
[1]	Plum Boro School District GO	3.300%	9/15/29	100	98
[4]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,664
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,691
[4]	Reading School District GO	5.000%	3/1/24	665	677
	School District of Philadelphia GO	5.000%	9/1/28	275	287
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	254
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	307
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	325
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	959
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,025
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	808
[4]	Shenandoah Valley School District GO	4.000%	8/1/27	885	903
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	46
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	136
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	107
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	169
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	165
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	312
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	225
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	263
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,795	2,860
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	6/1/24	3,620	3,606
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	505
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	513
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	775
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,091
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,275	2,399
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	890
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	716
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	790
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,495
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	508
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,008
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	302
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,608
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	303
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	306
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	194
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	412
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	467
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,041
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	769
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	750
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,266
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	794
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,161
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,040
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,584
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,508
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	258
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,058
	Twin Valley School District GO	3.000%	4/1/27	1,000	961
	Twin Valley School District GO	3.000%	4/1/29	500	465
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,431
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	545
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,128
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	768
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,117
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,052
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	20,294
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	2.600%	11/3/22	30,210	30,196
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	279
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	430
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	642
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	659
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	125
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	373
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	460
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	276
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	1,917
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	308
[9]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,879
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,333
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	135
	Westmoreland County PA GO	5.000%	8/15/28	890	952
[1]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,175
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	609
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	641
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,271
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,320
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,395
					1,418,178
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	26,480	26,520
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	19,588	17,816
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	71,760	71,719
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	79,482	80,042
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	63,880	64,249
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,500	4,471
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	2,981
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	699
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,409
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	112
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	148
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	304
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	359
[14]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,510
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	3,714
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,298
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	8,894
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	12,829
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,347
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	426
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	234
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	15,856	14,558
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	40,313	31,392
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	20,000	13,872
					367,918
Rhode Island (0.3%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	505
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	521
	Providence RI GO	5.000%	1/15/23	240	241
	Providence RI GO	5.000%	1/15/24	250	254
	Providence RI GO	5.000%	1/15/25	250	257
	Providence RI GO	5.000%	1/15/26	250	259
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	5,947
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,070
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,512
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,121
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	457
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	649
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	304
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	422
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	385
112

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	688
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,141
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	411
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	442
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	468
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	157
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	519
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	154
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	372
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	389
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,806
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,817
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	770
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	662
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,619
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	217
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	241
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	208
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	210
	Rhode Island Health and Educational Building Corp. Private Schools Revenue	5.000%	10/1/28	1,300	1,401
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	7,435	7,276
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,375
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	890	867
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,940	2,743
[2,7]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.280%	11/7/22	5,815	5,815
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	302
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	275
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	539
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,310	7,860
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,710	2,616
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	154
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	209
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	264
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	262
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,202
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,511
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,489
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	318
					98,832
South Carolina (1.5%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	5,750
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,405
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	9,750	9,924
[2,7]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	2.290%	11/7/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	559
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	888
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,353
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,131
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	505
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	212
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	354
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,591
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,126
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,258
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,942
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,107
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,317
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	861
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,540
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	873
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	4,770
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	886
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,001
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	550
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,950
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	729
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	744
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,392
113

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oconee County School District GO	5.000%	3/1/25	475	493
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	68,505	68,190
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,515
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,279
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,531
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,657
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	767
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,181
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,006
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,558
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,595
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,011
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,770
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,796
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,572
	Redevelopment Corp. Intergovernmental Agreement County Revenue BAN	3.000%	3/3/23	9,000	8,991
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,113
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	191
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,018
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	137
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	170
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	323
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,080
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,248
	South Carolina GO	4.000%	4/1/23	425	427
[2,7]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,019
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,901
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,294
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	495
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	872
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	427
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,866
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,854
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	288
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	29,000	29,925
[2,7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	7,520	7,520
[2,7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,465	3,465
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,520
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	55	55
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	60	61
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	380
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	70	72
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	190
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	258
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	348
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	322
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	312
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,046
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	628
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	622
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	624
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,049
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	499
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	10,511
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	14,663
[1,2,7]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.360%	11/7/22	3,820	3,820
[1,2,7]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.360%	11/7/22	2,765	2,765
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	90	90
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	107
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	119
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,027
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,884
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	928
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	248
114

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,087
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,509
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,186
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	581
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	527
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	3,665
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	615
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,490
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,214
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,293
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	590
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	269
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	180
[10]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,415	3,377
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	5,005	4,993
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	960	931
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,425	5,191
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	7,000	7,080
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	4,963
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,162
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,911
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,780
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	17,692
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,427
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	378
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	619
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	510
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	376
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	517
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	596
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,057
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	761
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	208
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,950	2,034
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,857
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,274
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,008
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	768
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	777
					457,839
South Dakota (0.2%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,813
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	755
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,145
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,033
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,127
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	400
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	535
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	759
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,024
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	204
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	516
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	496
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	176
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	752
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	789
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,020
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,899
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	7,354
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	4,370	4,322
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	6,515	6,167
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,990	1,871
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,260	2,108
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,250	7,321
					48,778
115

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,026
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,653
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	580
	Dyer County TN GO	3.000%	6/1/27	1,400	1,356
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	909
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,250	4,287
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,339
	Hamilton County TN GO	5.000%	1/1/25	685	710
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	967
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,086
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	51
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	52
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,508
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,384
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,270
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,702
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,877
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,433
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,020
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,336
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	638
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	688
	Memphis TN GO	5.000%	5/1/26	5,130	5,409
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,124
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	220	212
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	299
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	167
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	289
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	186
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	183
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	13,266
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	13,844
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	6,046
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	12,491
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	24,414
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,565
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	365
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	10,771
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	46,420	46,978
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	14,485	14,659
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,036
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	890
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,025	1,082
	Montgomery County TN GO	4.000%	4/1/25	500	501
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,203
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,221
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.650%	11/1/22	20,095	20,095
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,220
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.700%	11/1/22	11,250	11,250
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,011
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	215
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	375
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	319
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	348
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	495
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	492
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	589
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	535
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,105
116

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,702
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,140
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,777
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,241
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	69,335	70,093
[5]	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	71,285	66,907
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	5,832
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,852
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,642
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	176
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	404
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,281
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,008
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,194
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	104,255	104,027
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,695	5,536
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,070	970
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	275	274
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,815	1,791
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	660	657
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.250%	1/1/50	6,270	6,208
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,465	2,380
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,585	4,352
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,885	6,443
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,995	4,794
	Washington County TN GO	4.000%	6/1/23	2,050	2,060
	Wilson County TN GO	5.000%	4/1/24	1,505	1,542
					540,134
Texas (9.2%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	5,530
	Alamo Community College District GO	5.000%	8/15/24	12,260	12,623
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,616
[18]	Aldine Independent School District GO	5.000%	2/15/25	350	363
[18]	Aledo Independent School District GO	5.000%	2/15/26	835	878
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,022
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	500	538
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	52
[18]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,226
	Amarillo TX GO	4.000%	2/15/29	1,900	1,956
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	155
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	190
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	334
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	202
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	416
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	205
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	209
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	441
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	553
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,179
	Arlington TX GO	4.000%	8/15/23	2,925	2,943
	Arlington TX GO	5.000%	8/15/24	2,925	3,013
	Arlington TX GO	5.000%	8/15/24	2,795	2,879
	Arlington TX GO	5.000%	8/15/25	2,925	3,058
	Arlington TX GO	5.000%	8/15/27	1,040	1,111
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,361
[18]	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,407
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	912
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,439
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,274
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,159
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	250
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	227
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	305
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,296
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,289
117

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	876
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,567
	Austin Community College District GO	5.000%	8/1/27	1,700	1,819
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	203
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	206
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	266
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,057
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	750
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,092
[18]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,400
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,896
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,276
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,257
[18]	Austin Independent School District GO	5.000%	8/1/29	3,950	4,323
	Austin Independent School District GO	5.000%	8/1/29	4,455	4,864
	Austin TX GO	5.000%	9/1/25	500	500
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	100
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	4,325	4,575
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,782
[6]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,220	3,446
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,275
[6]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,732
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,402
[6]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,043
[18]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,392
[18]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,048
[18]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,082
[18]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,476
[18]	Beaumont Independent School District GO	5.000%	2/15/23	3,945	3,966
[18]	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,244
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,528
	Bedford TX GO	5.000%	2/1/23	2,635	2,646
	Bedford TX GO	5.000%	2/1/24	2,775	2,832
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,553
	Bexar County TX GO	5.000%	6/15/24	350	360
	Bexar County TX GO	5.000%	6/15/24	1,020	1,049
	Bexar County TX GO	5.000%	6/15/25	1,560	1,625
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,904
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,028
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,421
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,318
[18]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,029
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	847
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	857
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	905
[18]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,719
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,158
	Carrollton TX GO	5.000%	8/15/26	1,225	1,297
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	2,889
[18]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	488
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	767
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,576
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	2,963
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,183
[7]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	183
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,512
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,173
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	117
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	154
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	130
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	387
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,294
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	26,710	27,397
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	342
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	726
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,580
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,388
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,555
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	4,772
118

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,350	1,354
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,361
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,282
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	102
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,143
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,303
[18]	Clear Creek Independent School District GO	5.000%	2/15/24	440	449
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	675	700
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	325	337
[18]	Clear Creek Independent School District GO	5.000%	2/15/26	700	736
[18]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,279
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	347
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	436
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	470	486
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	763
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	521
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	313
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	494
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	325
	College Station TX GO	5.000%	2/15/23	1,735	1,744
	College Station TX GO	5.000%	2/15/24	3,655	3,735
	Collin County Community College District GO	5.000%	8/15/24	115	118
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,835
	Collin County Community College District GO	5.000%	8/15/26	2,775	2,931
	Collin County Community College District GO	5.000%	8/15/27	3,680	3,934
	Collin County TX GO	5.000%	2/15/27	1,335	1,424
	Collin County TX GO	5.000%	2/15/28	1,000	1,078
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,499
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,655
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,090
[18]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,665
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,671
[18]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,657
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,815
	Conroe TX GO	5.000%	11/15/24	1,415	1,461
	Corpus Christi TX GO	5.000%	3/1/26	70	72
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,543
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	517
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	411
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	210
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/27	125	132
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	347
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	134
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	189
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,508
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,772
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	244
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	3,967
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,272
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	678
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,319
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,970	12,241
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	140
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	626
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,038
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	285
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,144
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	25	26
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	185	194
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,386
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,180
	Dallas College GO	5.000%	2/15/25	3,270	3,386
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,310
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,004
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	137
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,590
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,032
119

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,200	1,272
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,000	1,067
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,500	1,601
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,665
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	995
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,687
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	1,450	1,395
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,201
[1]	Dallas TX GO	5.000%	2/15/23	3,400	3,417
[1]	Dallas TX GO	5.000%	2/15/23	10,875	10,930
	Dallas TX GO	5.000%	2/15/24	6,280	6,406
	Dallas TX GO	5.000%	2/15/24	7,700	7,855
	Dallas TX GO	5.000%	2/15/25	5,000	5,171
	Dallas TX GO	5.000%	2/15/25	7,700	7,963
	Dallas TX GO	5.000%	2/15/26	3,410	3,573
	Dallas TX GO	5.000%	2/15/26	17,465	18,300
	Dallas TX GO	5.000%	2/15/26	5,375	5,632
	Dallas TX GO	5.000%	2/15/26	5,105	5,349
	Dallas TX GO	5.000%	2/15/27	7,605	8,066
	Dallas TX GO	5.000%	2/15/27	5,375	5,701
	Dallas TX GO	5.000%	2/15/27	5,100	5,409
	Dallas TX GO	5.000%	2/15/28	5,540	5,912
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,466
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,575
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,053
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,112
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	1,968
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,254
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,821
[18]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,563
[18]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,056
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,080
[18]	Denison Independent School District GO	5.000%	8/1/25	255	266
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,784
	Denton County TX GO	5.000%	7/15/25	1,670	1,744
	Denton County TX GO	4.000%	7/15/33	2,575	2,587
[18]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,937
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,213
[18]	Denton Independent School District GO PUT	2.000%	8/1/24	5,685	5,480
	Denton TX GO	5.000%	2/15/24	1,430	1,461
[18]	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,192
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	2,985
[18]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,250	6,087
[18]	Donna TX Independent School District GO	5.000%	2/15/24	250	256
[18]	Donna TX Independent School District GO	5.000%	2/15/25	500	519
[18]	Donna TX Independent School District GO	5.000%	2/15/26	500	526
[18]	Dripping Springs Independent School District GO	5.000%	2/15/26	1,015	1,036
[18]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/23	510	521
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	175	183
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	14,858
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,232
	Ector County Hospital District GO	5.000%	9/15/24	445	450
	Ector County Hospital District GO	5.000%	9/15/25	250	254
	Ector County Hospital District GO	5.000%	9/15/26	700	714
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,091
[2,7]	El Paso Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.490%	12/5/22	2,885	2,885
[18]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,079
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,514
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,819
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,059
	El Paso TX GO	5.000%	8/15/23	255	259
	El Paso TX GO	5.000%	8/15/23	300	304
	El Paso TX GO	5.000%	8/15/23	410	416
	El Paso TX GO	5.000%	8/15/24	135	139
	El Paso TX GO	5.000%	8/15/24	350	360
	El Paso TX GO	5.000%	8/15/24	480	494
	El Paso TX GO	5.000%	8/15/24	500	514
	El Paso TX GO	5.000%	8/15/26	685	720
	El Paso TX GO	5.000%	8/15/26	535	562
120

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/26	535	562
	El Paso TX GO	5.000%	8/15/27	715	760
	El Paso TX GO	5.000%	8/15/27	50	51
	El Paso TX GO	5.000%	8/15/27	400	425
	El Paso TX GO	5.000%	8/15/27	300	319
	El Paso TX GO	5.000%	8/15/27	700	744
	El Paso TX GO	5.000%	8/15/28	435	467
	El Paso TX GO	5.000%	8/15/28	400	429
	El Paso TX GO	5.000%	8/15/28	450	483
[18]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,058
[18]	Forney Independent School District GO	5.000%	8/15/27	875	936
[18]	Forney Independent School District GO	5.000%	8/15/28	585	631
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	578
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	597
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	34
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	246
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	310
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	603
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	61
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	158
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,282
	Fort Bend County TX GO	5.000%	3/1/24	190	194
	Fort Bend County TX GO	5.000%	3/1/24	500	511
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,887
	Fort Bend County TX GO	5.000%	3/1/25	200	207
	Fort Bend County TX GO	5.000%	3/1/25	500	518
	Fort Bend County TX GO	5.000%	3/1/26	425	447
	Fort Bend County TX GO	5.000%	3/1/26	720	756
	Fort Bend County TX GO	5.000%	3/1/27	250	266
	Fort Bend County TX GO	5.000%	3/1/27	500	532
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	201
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	511
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	530
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,070
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	270
[18]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,712
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,340
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,045
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	160	167
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,420
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	760	805
[18]	Fort Bend Independent School District GO	5.000%	8/15/27	600	643
[18]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,000	8,934
[18]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	15,560	15,207
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,657
[18]	Fort Worth Independent School District GO	5.000%	2/15/23	850	854
[18]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,707
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,171
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,995
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,308
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,587
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,302
[18]	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,015
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,704
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,256
	Fort Worth TX GO	5.000%	3/1/27	4,530	4,816
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,350
	Fort Worth TX GO	5.000%	3/1/28	1,430	1,535
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,006
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,553
[18]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,422
[18]	Friendswood Independent School District GO	5.000%	2/15/25	120	125
[18]	Friendswood Independent School District GO	4.000%	2/15/27	625	641
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	667
[18]	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,537
[18]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,066
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,985
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,937
	Frisco TX GO	5.000%	2/15/25	915	920
121

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,061
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,629
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,044
[18]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,117
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,607
	Galveston County TX GO	4.000%	2/1/23	840	841
	Galveston County TX GO	4.000%	2/1/24	1,000	1,008
	Galveston County TX GO	4.000%	2/1/25	1,085	1,099
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	748
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	791
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,033
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	809
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,587
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,219
	Garland TX GO	5.000%	2/15/23	500	503
	Garland TX GO	5.000%	2/15/25	800	827
	Garland TX GO	5.000%	2/15/26	690	723
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	674
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	899
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,118
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,874
[18]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	568
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,667
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,519
[18]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,550	15,216
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,737
[18]	Granbury Independent School District GO, Prere.	5.000%	2/1/23	1,205	1,221
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	183,943
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	32,085
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	4/1/23	1,000	1,016
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	4/1/23	9,320	9,508
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,565
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	230
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	487
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	555
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,520
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,563
[18]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,413
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,439
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	992
[18]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,148
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	600
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	773
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,057
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,071
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	706
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,269
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,524
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,279
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,062
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,142
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,070	1,071
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,312
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,048
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,479
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	8,866
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,629
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,415	17,064
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	7,405	7,695
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	16,822
[2,7]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
[2,7]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	3,750	3,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,600	1,600
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	2.850%	11/15/46	2,500	2,499
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.820%	5/29/23	20,000	20,000
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,228
122

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,749
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,403
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,677
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,008
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,846
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	1,430	1,541
	Harris County TX GO	5.000%	10/1/24	6,580	6,793
	Harris County TX GO	5.000%	10/1/25	1,825	1,909
	Harris County TX GO	5.000%	10/1/25	1,140	1,192
	Harris County TX GO	5.000%	10/1/26	1,570	1,642
	Harris County TX GO	5.000%	10/1/26	485	514
	Harris County TX GO	5.000%	10/1/27	5,030	5,392
	Harris County TX GO	5.000%	10/1/27	505	541
	Harris County TX GO	5.000%	10/1/28	350	379
	Harris County TX Highway Revenue	5.000%	8/15/25	210	220
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,448
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	3,854
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,281
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	3,669
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,229
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,950
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	844
	Hays County TX GO	5.000%	2/15/23	1,120	1,126
	Hays County TX GO	5.000%	2/15/23	840	844
	Hays County TX GO	5.000%	2/15/24	1,035	1,057
	Hays County TX GO	5.000%	2/15/24	840	858
	Hays County TX GO	5.000%	2/15/25	850	880
	Hays County TX GO	5.000%	2/15/26	1,600	1,678
[7]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	115	105
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	352
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	443
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	579
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	952
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	204
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	244
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	512
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	481
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,016
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	2,967
	Houston Community College System GO	5.000%	2/15/25	1,690	1,748
	Houston Community College System GO	5.000%	2/15/26	800	838
	Houston Community College System GO	5.000%	2/15/26	3,005	3,150
	Houston Community College System GO	5.000%	2/15/26	3,500	3,668
	Houston Community College System GO	5.000%	2/15/27	2,870	3,045
	Houston Community College System GO	5.000%	2/15/27	2,655	2,817
	Houston Community College System GO	5.000%	2/15/27	4,450	4,722
	Houston Community College System GO	5.000%	2/15/28	1,235	1,326
[10]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,563
[18]	Houston Independent School District GO	5.000%	2/15/24	20,455	20,911
[18]	Houston Independent School District GO	5.000%	2/15/25	8,540	8,849
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,509
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	11,774
[18]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,370
[18]	Houston Independent School District GO PUT	3.500%	6/1/25	12,300	11,969
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,363
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,653
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,827
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,389
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	1,881
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,168
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,415	2,570
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,702
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,320
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	7,563
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	265
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,576
	Houston TX GO	5.000%	3/1/24	10,000	10,226
	Houston TX GO	5.000%	3/1/27	6,225	6,585
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	90
123

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	126
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	142
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	288
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	373
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,793
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,045
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,713
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,134
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,447
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,391
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,491
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,326
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	355
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	528
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	516
[3]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	3.340%	10/15/23	1,390	1,390
[18]	Irving Independent School District GO	5.000%	2/15/25	540	560
[18]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,752
	Irving TX GO	5.000%	9/15/26	3,150	3,337
	Irving TX GO	5.000%	8/15/27	255	273
[18]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,806
[7]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	113
[18]	Katy Independent School District GO	4.000%	2/15/24	410	411
[18]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,002
[18]	Katy Independent School District GO	5.000%	2/15/25	250	259
[18]	Katy Independent School District GO	5.000%	2/15/27	335	354
[18]	Katy Independent School District GO	5.000%	2/15/29	500	540
[18]	Katy Independent School District GO	5.000%	2/15/30	650	707
	Kaufman County TX GO	5.000%	2/15/25	255	264
	Kaufman County TX GO	5.000%	2/15/25	125	129
	Kaufman County TX GO	5.000%	2/15/26	200	210
	Kaufman County TX GO	5.000%	2/15/26	165	173
	Kaufman County TX GO	5.000%	2/15/27	200	212
	Kaufman County TX GO	5.000%	2/15/27	175	186
[18]	Keller TX Independent School District GO, Prere.	4.000%	2/15/23	6,770	6,812
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	257
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	347
[18]	Klein Independent School District GO	5.000%	8/1/24	375	386
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,230
[18]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,135
[18]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,112
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,688
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	226
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	240
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,589
[7]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	339
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,314
	Laredo TX GO	5.000%	2/15/27	240	251
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	251
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	119
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	220
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	289
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	233
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	450
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	465
[7]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	508	454
	League City TX GO	5.000%	2/15/27	465	494
[18]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,276
[18]	Leander Independent School District GO	5.000%	8/15/25	2,860	2,994
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,640
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	361
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,650
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,029
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,699
[7]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	501
124

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	169
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,750	2,440
[18]	Longview Independent School District GO	5.000%	2/15/26	275	288
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	202
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,382
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,036
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,463
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	6,116
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	3,763
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,146
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,797
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,880	2,017
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,566
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,009
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	353
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,340
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,064
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	512
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,812
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,070
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	518
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	445
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,619
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,143
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,160	3,311
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,131
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,389
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,057
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,250
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	533
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,401
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,477
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,003
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,168
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,355
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,044
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,148
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,293
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	6,796
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,072
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,130
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,212
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	140
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,133
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	844
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,065
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,225
	Lubbock TX GO	5.000%	2/15/25	3,160	3,225
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	376
	Mainland College GO	5.000%	8/15/23	515	522
	Mainland College GO	5.000%	8/15/24	280	288
	Mainland College GO	5.000%	8/15/25	350	365
	Mainland College GO	5.000%	8/15/26	400	422
	Mainland College GO	5.000%	8/15/27	500	533
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,147
[18]	Manor Independent School District GO	5.000%	8/1/26	840	888
[18]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,342
[18]	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,563
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,978
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,382
[18]	Mansfield Independent School District GO, Prere.	5.000%	2/15/23	1,665	1,701
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,198
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,338
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,017
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,451
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	2,892
[18]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,075
[18]	McKinney Independent School District GO	5.000%	2/15/29	500	543
125

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX GO	5.000%	8/15/25	225	235
	McKinney TX GO	5.000%	8/15/27	400	427
	McKinney TX GO	5.000%	8/15/29	325	354
	McKinney TX GO	5.000%	8/15/30	325	357
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/27	250	265
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	378
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	545
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	557
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	461
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	575
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,107
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,215
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	5/1/23	2,600	2,682
	Midland County Hospital District GO	5.000%	5/15/23	500	505
	Midland County Hospital District GO	5.000%	5/15/25	360	374
	Midland County Hospital District GO	5.000%	5/15/26	390	410
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,433
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,522
[18]	Midlothian Independent School District GO	5.000%	2/15/24	500	511
[18]	Midlothian Independent School District GO	5.000%	2/15/25	370	383
[18]	Midlothian Independent School District GO	5.000%	2/15/26	550	577
[18]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,345
[18]	Midlothian Independent School District GO	5.000%	2/15/27	700	743
[18]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,575
[18]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,790
[7]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	157
[7]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	231
[18]	Midway Independent School District GO	5.000%	8/15/26	750	796
[18]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,534
[18]	Midway Independent School District GO	5.000%	8/15/27	525	564
[18]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,257
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,261
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	712
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	253
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	507
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	756
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,020
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,960
[18]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,086
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,084
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	791
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	620
	New Braunfels TX Utility System Revenue CP	2.650%	11/8/22	10,000	10,001
[18]	New Caney Independent School District GO	5.000%	2/15/23	50	50
[18]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	8,915
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,828
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,634
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,072
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	2,983
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,867
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,614
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	775
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	839
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	630
[2,7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	12/30/22	17,815	17,815
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	4,100	4,301
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,020	1,070
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,630	1,662
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,265
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,700
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	420	444
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	425	449
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	1,300	1,363
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	1,100	1,162
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,001
126

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,013
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	756
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	902
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,103
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,300
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,202
[18]	North East TX Independent School District GO	5.000%	8/1/25	400	418
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,094
[18]	North East TX Independent School District GO	5.000%	8/1/26	420	445
[18]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,584
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	769
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,023
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,682
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,699
[7]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/26	250	233
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	793
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,528
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	570	605
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/23	500	501
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	6,805
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,385
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,400
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,428
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	4,945
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	6,787
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,925	4,938
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,576
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,385	4,397
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,301
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	20,005
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	466
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,974
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,718
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,092
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	224
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,052
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,465
[2,7]	North Texas Tollway Authority Highway Revenue TOB VRDO	2.360%	11/7/22	2,500	2,500
[2,7]	North Texas Tollway Authority Highway Revenue TOB VRDO	2.360%	11/7/22	15,000	15,000
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	100	100
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,192
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,356
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,204
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,043
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,334
[18]	Northside Independent School District GO	5.000%	8/15/26	970	1,025
[18]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,157
[18]	Northside Independent School District GO PUT	1.600%	8/1/24	18,150	17,364
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	13,525
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	6,355	5,683
[18]	Northwest Independent School District GO	5.000%	2/15/26	640	672
	Nueces County TX GO	5.000%	2/15/28	435	465
	Odessa Junior College District GO	5.000%	8/15/23	500	507
	Odessa TX GO	4.000%	3/1/28	2,000	2,045
[18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,452
[18]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,052
[18]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,175	14,672
[18]	Pearland Independent School District GO	5.000%	2/15/24	835	853
	Pearland TX GO	5.000%	3/1/23	470	473
	Pearland TX GO	5.000%	3/1/24	830	848
	Pearland TX GO	5.000%	3/1/25	685	709
	Pearland TX GO	5.000%	3/1/26	600	629
127

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	375
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	720
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,069
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,070
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	307
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,648
[18]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	3,972
[18]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/23	11,620	11,715
	Pflugerville TX GO	5.000%	8/1/26	805	850
	Pflugerville TX GO	5.000%	8/1/26	450	475
	Pflugerville TX GO	5.000%	8/1/27	725	775
	Pflugerville TX GO	5.000%	8/1/27	655	700
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,238
	Pflugerville TX GO	5.000%	8/1/28	500	541
[18]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,179
[18]	Plainview Independent School District GO	5.000%	2/15/25	995	1,030
[18]	Plainview Independent School District GO	5.000%	2/15/26	545	571
[18]	Plainview Independent School District GO	5.000%	2/15/27	655	695
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,006
	Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	951
[18]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,613
	Port Arthur Independent School District GO	5.000%	2/15/24	555	565
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,307
[18]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,904
[18]	Princeton Independent School District GO, Prere.	5.000%	2/15/23	6,665	6,897
[18]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,599
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,087
[18]	Prosper Independent School District GO PUT	2.000%	8/15/23	1,250	1,230
[18]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,558
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	438
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	459
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,406
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/23	205	206
	Rockland County TX GO	5.000%	2/1/25	535	554
	Rockland County TX GO	5.000%	2/1/26	550	578
	Rockland County TX GO	5.000%	2/1/27	800	850
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,555
[18]	Rockwall Independent School District GO	4.000%	2/15/28	265	271
	Rockwall TX GO	5.000%	8/1/23	1,660	1,680
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	3,953
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,164
[18]	Round Rock Independent School District GO	5.000%	8/1/24	325	334
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,045
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,997
[18]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,312
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,619
[18]	Round Rock Independent School District GO	5.000%	8/1/25	500	522
[18]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,402
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,316
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,612
[18]	Round Rock Independent School District GO	5.000%	8/1/28	750	815
	Round Rock TX GO	4.000%	8/15/25	560	570
	Round Rock TX GO	5.000%	8/15/26	580	614
	Round Rock TX GO	5.000%	8/15/27	610	652
	Round Rock TX GO	5.000%	8/15/28	640	691
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,746
[18]	Sabinal Independent School District GO	5.000%	2/15/23	160	161
	Sabine-Neches Navigation District GO	5.000%	2/15/29	1,300	1,402
	Sabine-Neches Navigation District GO	5.000%	2/15/30	1,000	1,085
	San Angelo TX GO	2.000%	2/15/25	2,720	2,598
	San Angelo TX GO	3.000%	2/15/26	5,580	5,440
	San Angelo TX GO	3.000%	2/15/27	5,750	5,542
	San Angelo TX GO	3.000%	2/15/29	5,510	5,194
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,200	2,197
[18]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,683
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,658
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	10,866
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	12,371
128

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	15,985
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,000	1,004
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,872
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,399
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	5,903
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	392
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	550
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,399
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,079
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	3,085	3,355
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,206
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,082
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,490	13,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,219
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	21,716
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	13,616
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,251
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	8,928
	San Antonio TX GO	5.000%	2/1/25	4,495	4,592
	San Antonio TX GO	5.000%	8/1/26	140	149
	San Antonio TX GO	5.000%	8/1/26	850	902
	San Antonio TX GO	5.000%	8/1/27	1,000	1,073
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	678
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	338
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,458
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,072
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,089
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,099
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	17,405	17,405
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,755	9,639
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	9,804
[3,6]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	3.003%	11/1/25	25,195	25,125
	San Jacinto Community College District GO	5.000%	2/15/24	500	511
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,037
	San Jacinto Community College District GO	5.000%	2/15/27	560	596
	San Jacinto Community College District GO	5.000%	2/15/28	560	601
	San Patricio County TX GO	5.000%	4/1/23	210	211
	San Patricio County TX GO	5.000%	4/1/24	100	102
	San Patricio County TX GO	5.000%	4/1/25	100	103
	San Patricio County TX GO	5.000%	4/1/26	150	157
	San Patricio County TX GO	5.000%	4/1/27	140	148
	San Patricio County TX GO	5.000%	4/1/28	450	480
	San Patricio County TX GO	5.000%	4/1/29	300	323
	San Patricio County TX GO	5.000%	4/1/30	500	543
[18]	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	3,847
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,124
[18]	Sherman Independent School District GO PUT	2.000%	8/1/23	910	900
[18]	Sherman Independent School District GO PUT, Prere.	2.000%	2/1/23	190	188
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,210
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,539
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,037
[18]	Socorro Independent School District GO	5.000%	8/15/25	600	626
[18]	Socorro Independent School District GO, Prere.	5.000%	2/15/23	250	253
[18]	Socorro Independent School District GO, Prere.	5.000%	2/15/23	3,705	3,811
[18]	Southside Independent School District GO	5.000%	8/15/23	300	304
[18]	Southside Independent School District GO	5.000%	8/15/24	250	257
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	711
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	515
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,202
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,051
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	179
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	337
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	182
[18]	Southwest Independent School District GO	4.000%	2/1/25	570	578
[18]	Southwest Independent School District GO	4.000%	2/1/26	500	509
129

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Southwest Independent School District GO	5.000%	2/1/27	650	692
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,399
[18]	Spring Independent School District GO	5.000%	8/15/25	510	533
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,356
[18]	Spring Independent School District GO	5.000%	8/15/26	500	529
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,160
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,564
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,386
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,332
	Sugar Land TX GO	5.000%	2/15/23	370	372
	Sugar Land TX GO	5.000%	2/15/24	500	511
	Sugar Land TX GO	5.000%	2/15/25	500	518
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	1,969
[18]	Tahoka Independent School District GO	5.000%	2/15/23	100	101
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,694
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,490
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	757
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	380
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,993
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	411
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,520
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	416
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,651
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	421
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	186
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/15/27	500	497
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	516
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	318
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	427
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,073
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,180
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	945	886
[2,7]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	4,775	4,775
[2,7]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	20,000	20,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	3,000	3,043
	Tarrant County TX GO	5.000%	7/15/24	250	257
	Tarrant County TX GO	5.000%	7/15/25	300	313
	Tarrant County TX GO	5.000%	7/15/26	350	370
	Tarrant County TX GO	5.000%	7/15/27	375	401
	Tarrant County TX GO	5.000%	7/15/28	300	325
	Tarrant County TX GO	5.000%	7/15/29	500	546
	Tarrant County TX GO	5.000%	7/15/30	520	573
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	5,983
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,101
[18]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,189
[18]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,389
[18]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,723
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	360
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	427
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,252
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	4,857
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,667
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,122
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,401
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,333
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,532
[18]	Texas City TX Independent School District GO	5.000%	8/15/23	590	598
[18]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,699
[18]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,452
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	2,105	2,108
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	8,875	8,477
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,990	10,346
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	3,100	3,247
	Texas GO	5.000%	8/1/25	2,000	2,088
	Texas GO	5.000%	8/1/25	2,510	2,620
	Texas GO	5.000%	10/1/25	1,005	1,028
130

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	4.000%	8/1/26	1,450	1,475
	Texas GO	5.000%	10/1/26	5,550	5,724
	Texas GO	4.000%	8/1/27	2,250	2,283
	Texas GO	5.000%	10/1/27	3,120	3,217
	Texas GO	5.000%	10/1/27	4,285	4,384
	Texas GO	4.000%	8/1/28	1,250	1,267
	Texas GO	4.000%	8/1/29	2,750	2,782
	Texas GO	4.000%	8/1/30	1,500	1,514
	Texas GO	4.000%	8/1/31	1,250	1,258
	Texas GO, Prere.	5.000%	4/1/23	10,115	10,362
	Texas GO, Prere.	5.000%	4/1/23	7,525	7,698
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	4,015	4,070
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	46,350	48,010
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	2,945	2,948
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	3,020	3,042
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,805	3,849
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,430
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	6,550	6,646
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	9,500	9,641
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	17,880	18,115
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,805	3,843
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	858
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,212
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	726
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	136
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,855
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	178
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	254
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	265
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,024
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,053
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	745
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,866
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	583
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	613
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,685
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,625	1,608
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	470
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	636
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,207
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	1,935
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,411
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,603
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,125
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,043
	Texas State University System College & University Revenue	5.000%	3/15/26	750	765
	Texas State University System College & University Revenue	5.000%	3/15/26	800	842
	Texas State University System College & University Revenue	5.000%	3/15/27	130	134
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,214
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,569
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,309
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,250
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	787
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/23	3,200	3,278
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	3,953
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,690
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	684
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,328
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,120
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,279
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,554
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,032
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,957
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,441
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,739
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,524
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,346
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,803
131

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Texas Water Development Board Water Revenue PUT'	2.750%	8/15/25	1,000	978
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,175
[18]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,345
[18]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,211
	Travis County TX GO	5.000%	3/1/24	2,750	2,813
	Travis County TX GO	5.000%	3/1/25	5,000	5,186
	Travis County TX GO	5.000%	3/1/26	5,000	5,252
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,926
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,539
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,104
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	105
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,441
[18]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,487
[18]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,075
[18]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,097
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	6,912
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,377
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,217
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,281
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,307
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,175
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,040
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,694
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	5,742
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,080
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	325
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	429
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,050
[18]	Waco Independent School District GO, Prere.	5.000%	2/15/23	3,840	3,950
	Waco TX GO	4.000%	2/1/23	1,415	1,418
	Waco TX GO	4.000%	2/1/28	1,725	1,768
	Waco TX GO	4.000%	2/1/29	3,590	3,677
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	877
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	570
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,014
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,228
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,074
	Williamson County TX GO	5.000%	2/15/28	25	26
	Williamson County TX GO	4.000%	2/15/33	1,000	998
	Williamson County TX GO	4.000%	2/15/34	2,250	2,230
[18]	Willis Independent School District GO	4.000%	2/15/26	650	663
[18]	Willis Independent School District GO	4.000%	2/15/27	795	814
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,008
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,206
[18]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	1,939
[18]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,167
[18]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,573
[18]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,121
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,101
					2,874,582
Utah (0.2%)
	Alpine School District GO	5.000%	3/15/25	225	234
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,460	3,713
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	519
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,474
	Davis School District GO	4.000%	6/1/25	4,395	4,463
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	5,755
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,275	2,457
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,003
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,894
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/24	3,300	3,373
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,742
	University of Utah College & University Revenue	5.000%	8/1/26	475	503
	University of Utah College & University Revenue	5.000%	8/1/26	850	900
	University of Utah College & University Revenue	5.000%	8/1/27	500	536
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/28	540	585
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/29	370	404
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	161
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	173
132

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	139
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	130
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,450	1,513
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	21,341
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,556
[2,7]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	2.270%	11/7/22	1,545	1,545
	Utah GO, Prere.	5.000%	1/1/23	9,355	9,694
[10]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,752
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	251
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	525
	Utah State University College & University Revenue	4.000%	12/1/27	480	484
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/23	150	152
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	291
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	265
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	280	292
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	358
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	786
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	480
	Washington County School District Board of Education GO	5.000%	3/1/24	200	204
					73,647
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	522
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	528
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	70
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	98
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	112
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	479
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	149
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	206
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	395
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	197
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	651
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	512
					3,919
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	510	520
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,265	1,290
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,900	1,938
[7]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	153
					3,901
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	286
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	379
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	660
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	824
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	826
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	404
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	273
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,147
	Arlington County VA GO	5.000%	6/15/24	8,575	8,817
	Arlington County VA GO, Prere.	4.000%	2/1/23	7,780	7,826
	Arlington County VA GO, Prere.	4.000%	2/1/23	13,670	13,751
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,425	67,171
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,101
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	943
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	902
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,118
	Commonwealth of Virginia GO	5.000%	6/1/25	175	183
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	250	265
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	400	434
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	325	357
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	2,135	2,204
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,008
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	2,966
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	14,616
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,554
	Fairfax County VA GO, Prere.	5.000%	4/1/23	10,215	10,380
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	500	482
133

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	51,190	53,709
[7]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	687
[7]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,533
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	506
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,019
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,718
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	406
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	405
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	414
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	423
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	211
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	824
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,004
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,049
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,278
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,311
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,292
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,955
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,598
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,068
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,479
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,453
[2]	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	1,000	1,000
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,002
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	825
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	693
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,828
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,019
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,898
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,045
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,255	1,238
	Norfolk VA GO, Prere.	5.000%	4/1/23	2,500	2,657
	Norfolk VA GO, Prere.	5.000%	4/1/23	1,040	1,105
[7]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	75	74
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	300
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	638
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	886
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	920
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	954
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	400
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	906
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,023
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	15,000	15,325
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	11,026
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,326
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	251
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	352
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	402
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	426
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,144
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,255
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,964
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	986
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	419
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	6,462
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,221
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	361
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	860	931
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,117
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,181
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,107
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	294
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	611
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,239
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,027
[2,7]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	11/7/22	3,860	3,860
134

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,427
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,955
					371,751
Washington (1.6%)
	Bellevue WA GO	5.000%	12/1/22	1,970	1,973
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,197
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.690%	11/1/23	18,625	18,626
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,041
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	1,750	1,811
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,918
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,882
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	540
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	16
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	4,558
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,292
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,496
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,328
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	105
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	11,508
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,168
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	527
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	260
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	295
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,547
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,578
[2,7]	Grant County WA GO TOB VRDO	2.280%	11/7/22	2,630	2,630
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	49
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	212
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	133
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	136
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	454
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	655
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	152
	King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/22	100	103
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,048
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,605
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,306
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,577
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	846
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	180
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	546
	King County School District No. 415 Kent GO	4.000%	12/1/22	3,650	3,652
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,521
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	6,739
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.470%	1/1/27	18,500	17,991
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	355
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	275
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	346
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	509
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	517
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	787
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	808
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	517
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,050
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	214
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	446
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	513
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,240
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,589
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,325
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,493
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	3,961
	Seattle WA Drainage & Wastewater Sewer Revenue, Prere.	5.000%	5/1/23	20	20
	Seattle WA GO	5.000%	12/1/23	50	51
	Seattle WA GO	5.000%	6/1/26	4,000	4,163
135

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	2.730%	11/1/23	1,705	1,705
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	5/1/45	2,000	1,950
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	2.730%	11/1/23	1,500	1,500
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,340
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,918
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	701
	Snohomish County WA GO, Prere.	4.000%	12/1/22	3,220	3,235
	Spokane County WA GO	5.000%	12/1/25	800	840
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	721
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,563
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,008
	University of Washington College & University Revenue	5.000%	4/1/23	115	116
	University of Washington College & University Revenue	5.000%	4/1/24	385	394
	University of Washington College & University Revenue	5.000%	4/1/25	310	322
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,870
	University of Washington College & University Revenue PUT	4.000%	8/1/27	9,805	9,910
	Washington COP	5.000%	7/1/27	1,250	1,335
	Washington GO	5.000%	6/1/23	1,500	1,516
	Washington GO	5.000%	6/1/24	1,625	1,670
	Washington GO	5.000%	8/1/24	13,825	14,245
	Washington GO	5.000%	6/1/25	3,000	3,127
	Washington GO	5.000%	8/1/25	10,865	11,352
	Washington GO	5.000%	8/1/25	405	423
	Washington GO	5.000%	8/1/25	5,135	5,365
	Washington GO	5.000%	2/1/26	1,500	1,507
	Washington GO	5.000%	7/1/26	10,000	10,584
	Washington GO	5.000%	8/1/26	12,455	13,197
	Washington GO	5.000%	8/1/26	9,015	9,134
	Washington GO	5.000%	8/1/26	460	487
	Washington GO	5.000%	8/1/26	5,570	5,902
	Washington GO	5.000%	6/1/27	5,200	5,566
	Washington GO	5.000%	2/1/28	3,000	3,107
	Washington GO	4.000%	7/1/28	25,000	25,818
	Washington GO	4.000%	7/1/28	5,000	5,164
	Washington GO	4.000%	7/1/29	10,000	10,042
	Washington GO	5.000%	8/1/31	15,040	16,023
	Washington GO	5.000%	8/1/31	3,000	3,117
	Washington GO	5.000%	8/1/35	1,000	1,032
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	735
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,454
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,026
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,053
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,272
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	695
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,009
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,324
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,082
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,092
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,329
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	18,460	18,707
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,572
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	20,240	20,556
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	14,809
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	19,865	19,074
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.640%	1/1/25	615	618
[2,7]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	11/7/22	8,800	8,800
[2,7]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	11/7/22	3,095	3,095
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,000	2,006
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.050%, Prere.	3.290%	11/1/22	3,985	3,988
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,024
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	581
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	450
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	555
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	353
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	609
136

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	3,270	3,219
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,010	958
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,780	2,812
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.790%	10/1/23	5,000	4,991
	Washington State University College & University Revenue	5.000%	10/1/23	350	355
	Washington State University College & University Revenue	5.000%	10/1/24	585	602
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	252
					504,543
West Virginia (0.2%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,423
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,106
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,030
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	121
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,008
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,308
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	6,870
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,681
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,054
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	708
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,036
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,196
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,204
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,595
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,922
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,077
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,390
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,259
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,408
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,567
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	4/1/23	10,500	10,840
					67,803
Wisconsin (1.5%)
	Burnett County WI GO	2.000%	11/1/26	1,010	920
	Burnett County WI GO	3.000%	11/1/27	1,285	1,243
	Burnett County WI GO	3.000%	11/1/28	1,325	1,269
	Dane County WI GO	2.000%	4/1/27	3,405	3,099
	Dane County WI GO	2.000%	4/1/28	1,715	1,519
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,617
	Eau Claire County WI GO	5.000%	9/1/23	375	380
	Eau Claire County WI GO	5.000%	9/1/24	395	407
	Eau Claire County WI GO	5.000%	9/1/25	420	439
	Eau Claire County WI GO	5.000%	9/1/26	885	937
	Eau Claire County WI GO	5.000%	9/1/27	940	1,007
	Eau Claire County WI GO	5.000%	9/1/28	990	1,076
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,012
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,665
	Milwaukee WI GO	5.000%	2/1/23	1,500	1,505
	Milwaukee WI GO	5.000%	4/1/23	930	935
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,011
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,289
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,144
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,027
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,949
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,660
	Milwaukee WI GO	5.000%	4/1/26	12,535	13,077
	Milwaukee WI GO	5.000%	4/1/27	10,320	10,871
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,520
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,102
	Milwaukee WI GO	5.000%	4/1/27	1,690	1,780
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,270
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,950
	Milwaukee WI GO	5.000%	4/1/28	700	740
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,311
[4]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,125
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,119
	Milwaukee WI GO	5.000%	4/1/29	745	782
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	524
137

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,906
	Neenah Joint School District GO	5.000%	3/1/26	3,375	3,551
[7]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	424
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	178
[7]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	270
[7]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	429
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	441
[7]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	410
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	621
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,408
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	15,070	14,724
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	18,410	17,585
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	150
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,307
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,369
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	230
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	459
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	413
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	305	297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,140
[7]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,504
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,023
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	882
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	188
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	1,727
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	243
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	302
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,145
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	937
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,081
	Public Finance Authority Health, Hospital, Nursing Home Revenue ETM	5.000%	11/15/23	815	826
	Public Finance Authority Health, Hospital, Nursing Home Revenue ETM	5.000%	11/15/24	2,555	2,620
	Public Finance Authority Health, Hospital, Nursing Home Revenue ETM	5.000%	11/15/25	4,485	4,651
	Public Finance Authority Health, Hospital, Nursing Home Revenue ETM	5.000%	11/15/26	4,710	4,934
[2,7]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.300%	11/7/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/26	225	236
	Sauk Prairie School District GO	5.000%	3/1/27	225	237
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	337
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	346
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,410	2,428
	Verona Area School District GO	5.000%	4/1/25	1,695	1,758
	Waukesha School District GO	4.000%	4/1/24	780	787
	Waukesha School District GO	4.000%	4/1/25	825	836
	Waukesha WI GO	2.000%	10/1/23	1,265	1,243
	Waukesha WI GO	5.000%	10/1/24	200	206
	Waukesha WI GO	2.000%	10/1/26	2,455	2,235
	Waukesha WI GO	2.000%	10/1/27	3,000	2,660
	Waukesha WI GO	5.000%	10/1/27	280	300
	Waukesha WI GO	2.000%	10/1/28	3,000	2,608
	Waukesha WI GO	5.000%	10/1/28	265	286
	Wausau School District GO	5.000%	3/1/28	2,845	3,043
	Wausau School District GO	5.000%	3/1/29	4,530	4,880
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,673
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,760
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	814
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	206
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	1/1/23	3,390	3,431
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	1/1/23	745	754
	Wisconsin GO	5.000%	5/1/24	7,920	7,992
[6]	Wisconsin GO	5.000%	5/1/24	15,100	15,404
	Wisconsin GO	5.000%	5/1/27	4,000	4,131
	Wisconsin GO	5.000%	11/1/27	1,780	1,876
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	18,785
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	4,964
138

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	355
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	329
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	359
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	624
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	775
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,138
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,095
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,022
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	976
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	996
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	754
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	235
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	15,240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	129
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	712
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,039
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	70	66
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	339
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	648
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,390
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	343
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,149
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	351
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	294
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	189
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	298
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,020
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,340	3,427
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	4,000	4,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	2,594
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,535
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,305	4,464
[2,7]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/7/22	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,046
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.920%	8/15/54	1,900	1,896
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	6,700	6,589
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,000	1,877
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	10,000	10,100
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing	4.000%	3/1/48	5,645	5,574
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,690	15,606
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.350%	3/1/23	700	693
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	756
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	808
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	995
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	444
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	831
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	798
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	739
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	758
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	767
139

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	658
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	685
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	735
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	712
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,980	1,956
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	964
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,039
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	915
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	5,919
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	2.390%	12/2/24	4,695	4,668
					468,025
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	96
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	182
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	222
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	121
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	30,469
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/23	200	201
					31,653
Total Tax-Exempt Municipal Bonds (Cost $32,337,807)					30,796,491
140

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[19]	Vanguard Municipal Cash Management Fund (Cost $429,106)	1.973%	4,290,644	429,107
Total Investments (99.8%) (Cost $32,766,913)				31,225,598
Other Assets and Liabilities—Net (0.2%)				52,393
Net Assets (100%)				31,277,991
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $2,180,164,000, representing 7.0% of net assets.
8	Securities with a value of $8,544,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
141

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	5,806	1,186,647	(3,609)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2022	(2,204)	(234,933)	4,601
Ultra 10-Year U.S. Treasury Note	December 2022	(500)	(57,992)	(81)
				4,520
				911

See accompanying Notes, which are an integral part of the Financial Statements.
142

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,337,807)	30,796,491
Affiliated Issuers (Cost $429,106)	429,107
Total Investments in Securities	31,225,598
Investment in Vanguard	1,321
Cash	894
Receivables for Investment Securities Sold	65,434
Receivables for Accrued Income	354,744
Receivables for Capital Shares Issued	82,439
Other Assets	461
Total Assets	31,730,891
Liabilities
Payables for Investment Securities Purchased	333,125
Payables for Capital Shares Redeemed	102,157
Payables for Distributions	15,548
Payables to Vanguard	1,287
Variation Margin Payable—Futures Contracts	783
Total Liabilities	452,900
Net Assets	31,277,991
At October 31, 2022, net assets consisted of:

Paid-in Capital	33,088,510
Total Distributable Earnings (Loss)	(1,810,519)
Net Assets	31,277,991

Investor Shares—Net Assets
Applicable to 109,170,167 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,143,464
Net Asset Value Per Share—Investor Shares	$10.47

Admiral Shares—Net Assets
Applicable to 2,877,039,501 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,134,527
Net Asset Value Per Share—Admiral Shares	$10.47

See accompanying Notes, which are an integral part of the Financial Statements.
143

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	556,989
Total Income	556,989
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,237
Management and Administrative— Investor Shares	1,972
Management and Administrative— Admiral Shares	26,766
Marketing and Distribution— Investor Shares	139
Marketing and Distribution— Admiral Shares	1,924
Custodian Fees	145
Auditing Fees	29
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	185
Trustees’ Fees and Expenses	14
Other Expenses	56
Total Expenses	33,507
Expenses Paid Indirectly	(57)
Net Expenses	33,450
Net Investment Income	523,539
Realized Net Gain (Loss)
Investment Securities Sold[1]	(205,723)
Futures Contracts	7,418
Realized Net Gain (Loss)	(198,305)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,144,648)
Futures Contracts	(3,498)
Change in Unrealized Appreciation (Depreciation)	(2,148,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,822,912)

1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,328,000, ($35,000), $19,000, and ($22,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	523,539	478,915
Realized Net Gain (Loss)	(198,305)	17,500
Change in Unrealized Appreciation (Depreciation)	(2,148,146)	(152,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,822,912)	343,646
Distributions
Investor Shares	(18,063)	(18,031)
Admiral Shares	(505,068)	(461,135)
Total Distributions	(523,131)	(479,166)
Capital Share Transactions
Investor Shares	(276,736)	184,936
Admiral Shares	(5,130,321)	6,502,249
Net Increase (Decrease) from Capital Share Transactions	(5,407,057)	6,687,185
Total Increase (Decrease)	(7,753,100)	6,551,665
Net Assets
Beginning of Period	39,031,091	32,479,426
End of Period	31,277,991	39,031,091

See accompanying Notes, which are an integral part of the Financial Statements.
144

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.17	$11.20	$11.07	$10.77	$10.97
Investment Operations
Net Investment Income[1]	.149	.141	.188	.209	.191
Net Realized and Unrealized Gain (Loss) on Investments	(.698)	(.029)	.130	.300	(.200)
Total from Investment Operations	(.549)	.112	.318	.509	(.009)
Distributions
Dividends from Net Investment Income	(.151)	(.142)	(.188)	(.209)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.151)	(.142)	(.188)	(.209)	(.191)
Net Asset Value, End of Period	$10.47	$11.17	$11.20	$11.07	$10.77
Total Return[2]	-4.95%	1.00%	2.90%	4.76%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,143	$1,506	$1,326	$1,333	$1,453
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.26%	1.69%	1.90%	1.76%
Portfolio Turnover Rate	65%	37%	31%	21%	28%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.17	$11.20	$11.07	$10.77	$10.97
Investment Operations
Net Investment Income[1]	.158	.150	.196	.218	.200
Net Realized and Unrealized Gain (Loss) on Investments	(.699)	(.029)	.131	.300	(.200)
Total from Investment Operations	(.541)	.121	.327	.518	—
Distributions
Dividends from Net Investment Income	(.159)	(.151)	(.197)	(.218)	(.200)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.159)	(.151)	(.197)	(.218)	(.200)
Net Asset Value, End of Period	$10.47	$11.17	$11.20	$11.07	$10.77
Total Return[2]	-4.87%	1.08%	2.98%	4.84%	0.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,135	$37,525	$31,153	$27,720	$24,649
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.34%	1.77%	1.98%	1.84%
Portfolio Turnover Rate	65%	37%	31%	21%	28%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
145

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,
146

Limited-Term Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,321,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $57,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
147

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,796,491	—	30,796,491
Temporary Cash Investments	429,107	—	—	429,107
Total	429,107	30,796,491	—	31,225,598
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,601	—	—	4,601
Liabilities
Futures Contracts[1]	3,690	—	—	3,690
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	16,031
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(266,293)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,544,798)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	523,131	479,166
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	523,131	479,166
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,770,397
Gross Unrealized Appreciation	6,680
Gross Unrealized Depreciation	(1,551,478)
Net Unrealized Appreciation (Depreciation)	(1,544,798)
148

Limited-Term Tax-Exempt Fund
F.	During the year ended October 31, 2022, the fund purchased $22,166,320,000 of investment securities and sold $26,299,398,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $1,219,850,000 and sales were $1,428,815,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	492,537	45,441	641,444	57,051
Issued in Lieu of Cash Distributions	14,659	1,358	15,428	1,374
Redeemed	(783,932)	(72,419)	(471,936)	(42,003)
Net Increase (Decrease)—Investor Shares	(276,736)	(25,620)	184,936	16,422
Admiral Shares
Issued	14,478,771	1,338,913	14,001,754	1,245,460
Issued in Lieu of Cash Distributions	361,778	33,528	335,152	29,839
Redeemed	(19,970,870)	(1,854,167)	(7,834,657)	(697,135)
Net Increase (Decrease)—Admiral Shares	(5,130,321)	(481,726)	6,502,249	578,164
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
149

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Limited-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Limited-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
150

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
151

"Bloomberg® and Bloomberg 1-5 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Limited-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Limited-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Limited-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1-5 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Limited-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Limited-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1-5 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Limited-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Limited-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Limited-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1-5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LIMITED-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1-5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1-5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LIMITED-TERM TAX-EXEMPT FUND OR THE BLOOMBERG 1-5 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q310 122022

Annual Report   |   October 31, 2022
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Investor Shares of Vanguard Intermediate-Term Tax-Exempt Fund returned –10.07% and Admiral Shares returned –9.99%. The fund underperformed the –8.94% return of its expense-free benchmark index but outperformed the –10.36% average return of its peer group.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields and the muni market experienced significant cash outflows. As a whole, however, munis’ fundamentals remained solid and they fared better than the overall bond market, with a return of about –12%, according to the Bloomberg Municipal Bond Index.
•	The main driver of the fund’s relative underperformance was holding bonds with maturities longer than that of the index. An overweight to credit detracted as well.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard Intermediate-Term Tax-Exempt Fund returned –10.07% for Investor Shares and –9.99% for Admiral Shares. The fund underperformed the –8.94% return of its benchmark index but outperformed the average return of –10.36% for its peer group.
With municipal bond prices falling, the 30-day SEC yield for Investor Shares ended the 12 months at 3.65%, up from 0.82% a year earlier. The 30-day yield for Admiral Shares climbed to 3.73%, from 0.90%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months.
That created a very challenging environment for bonds. Municipal bond yields rose sharply even as the credit profile of muni issuers remained solid overall. Their balance sheets have been bolstered by pandemic-related fiscal stimulus that went directly to states and municipalities, and to consumers, whose spending then boosted sales tax revenues. And, for the most part, those governmental entities used the extra funds in fiscally responsible ways, such as building up rainy-day funds.
With muni returns turning negative in 2022, investors pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the muni market finished the period down about –12%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
We had a modest underweight to bonds maturing in 1–5 years and an overweight to those maturing in more than 10 years. Over the long term, longer-dated bonds tend to produce more income. Given their greater sensitivity to rising interest rates, however, our holdings further out on the maturity spectrum detracted from returns during this period. Some of this underperformance was offset by our underweight to bonds with maturities of less than 5 years, given that yields rose more in the front end as the muni curve flattened through the year.
The fund had an overweight to lower-rated investment-grade bonds, which underperformed the index as a whole. Spreads widened as outflows put pressure on the market and amid concerns about an eventual recession. However, we view municipal credit quality as strong and feel comfortable with our current overweight to lower-quality credits, even with the expectation that Fed rate hikes could lead to a recession.
By sector, an overweight to hospital bonds, an underweight to prerefunded bonds, and subpar selection in electric/gas dampened performance. On the other hand, selection in industrial development revenue and pollution control revenue bonds added value.
The fund was well-prepared in terms of liquidity going into 2022. While we didn’t predict the magnitude of outflows and of rate hikes, we did maintain plenty of liquidity that helped us handle the volatility.
Outlook
The magnitude of negative annual returns has understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. In fact, the outright level of yields in munis today is
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2021	October 31, 2022
2 years	0.23%	3.20%
5 years	0.64	3.27
10 years	1.22	3.40
30 years	1.77	4.17
Source: Vanguard.

the most attractive we’ve seen for a long time. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Given that outlook, we have upgraded the portfolio’s credit quality to cushion it from any spread-widening we may see in securities rated A and BBB. We are also favoring some sectors that tend to be more defensive in downturns, such as tax-backed bonds and essential services.
That said, with valuations starting to loosen, we are also looking opportunistically at certain lower-quality credit.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
James D’Arcy, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 12, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$967.40	$0.84
Admiral™ Shares	1,000.00	967.80	0.45
Based on Hypothetical 5% Yearly Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Tax-Exempt Fund Investor Shares	-10.07%	0.55%	1.57%	$11,690
Bloomberg 1-15 Year Municipal Bond Index	-8.94	0.65	1.58	11,695
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	11,809

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	-9.99%	0.63%	1.66%	$58,943
Bloomberg 1-15 Year Municipal Bond Index	-8.94	0.65	1.58	58,474
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	59,044
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2022
New York	15.1%
California	10.0
Texas	9.4
Illinois	5.8
Pennsylvania	5.7
Florida	4.6
New Jersey	3.8
Michigan	3.2
Georgia	3.0
Ohio	2.9
Alabama	2.8
Washington	2.4
Massachusetts	2.1
Colorado	1.9
Wisconsin	1.7
Maryland	1.7
Virginia	1.6
Arizona	1.6
Kentucky	1.4
South Carolina	1.4
Connecticut	1.3
Nevada	1.3
Tennessee	1.2
Indiana	1.2
Puerto Rico	1.1
Missouri	1.1
Other	10.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (2.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,075
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,016
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,122
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	3,835
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,051
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	8,429
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,325
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,596
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,080
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,414
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,330
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,393
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,056
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,050
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	789
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	12,310	11,963
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	39,600	42,158
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	14,770	14,213
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	8,040	7,424
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,269
	Auburn AL GO	5.000%	8/1/39	2,000	2,115
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,570
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	1,807
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,839
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	6,556
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	736
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	790
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	528
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	369
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	388
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	328
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	459
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	364
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	361
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	537
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,191
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,169
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,256
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,309
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,195
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,550
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,878
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,206
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,675
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,535
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,573
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,035
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	2,707
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	2,972
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	74,875	72,599
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	12,590	12,092
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	37,813
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,440	51,754
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	17,485	16,589
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	14,910	15,059
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	140,045	129,102
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	79,055	76,099
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	129,330	121,002

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	118,440	114,011
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	80,035	80,830
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	2.996%	12/1/48	9,500	9,394
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	4/1/53	71,250	66,512
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	517
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	537
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	458
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,403
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,491
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,544
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	701
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	100	106
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	427
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	294
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	534
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	422
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,066
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	533
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	387
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,097
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,062
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,969
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,090
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,110
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,558
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,372
	Huntsville AL GO	5.000%	5/1/24	2,410	2,471
	Huntsville AL GO	5.000%	5/1/25	2,535	2,639
	Huntsville AL GO	5.000%	5/1/26	2,660	2,809
	Huntsville AL GO	5.000%	5/1/34	3,515	3,722
	Huntsville AL GO	5.000%	5/1/35	3,690	3,895
	Huntsville AL GO	5.000%	5/1/35	3,000	3,167
	Huntsville AL GO	5.000%	5/1/36	3,875	4,086
	Huntsville AL GO	5.000%	5/1/36	4,330	4,565
	Huntsville AL GO	5.000%	5/1/36	5,055	5,403
	Huntsville AL GO	5.000%	5/1/37	4,070	4,282
	Huntsville AL GO	5.000%	5/1/37	3,050	3,209
	Huntsville AL GO	5.000%	5/1/37	5,055	5,387
	Huntsville AL GO	5.000%	5/1/38	2,270	2,384
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,562
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,724
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,588
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,302
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,374
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,087
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,020
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,159
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,561
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,580
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	1,854
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	1,901
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,547
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,778
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,831
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,056
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,689
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,624
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,018
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,266
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,024
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,458
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	4,755
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	15,680
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,098
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	851

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,127
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,123
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	80,604
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,663
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,731
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,611
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,124
	Montgomery AL GO	3.000%	12/1/33	4,780	4,112
	Montgomery AL GO	3.000%	12/1/34	3,415	2,896
	Montgomery AL GO	3.000%	12/1/35	1,500	1,240
	Montgomery AL GO	4.000%	12/1/35	500	471
	Montgomery AL GO	3.000%	12/1/37	1,000	784
	Montgomery AL GO	4.000%	12/1/37	500	460
	Montgomery AL GO	3.000%	12/1/38	1,000	772
	Montgomery AL GO	4.000%	12/1/38	500	454
	Montgomery AL GO	3.000%	12/1/39	1,000	761
	Montgomery AL GO	4.000%	12/1/40	400	357
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	155
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	180
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	229
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	201
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	199
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	293
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	180
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	197
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	194
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	376
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	3,777
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	264,270	260,635
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	34,951
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	2,840
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,052
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	1,692
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	413
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	99,670	89,723
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	21,300	19,884
[5]	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	13,835	13,984
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	19,995	19,686
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	4,935
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,119
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,309
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	3,716
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	5,739
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	5,928
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,124
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,412
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	2,956
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,253
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	355
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,085
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,681
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,102
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,582
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,136
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	478
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	670
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	866
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	648
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	251
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	378
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,720

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,766
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,131
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	795
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,408
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	570
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,153
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	427
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	448
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,069
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,265
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,322
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	914
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	932
					1,806,300
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,691
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	8,914
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,151
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	262
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,419
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,499
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,176
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,024
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,129
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	968
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,208
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	976
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	995
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	912
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	999
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,386
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,656
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	517
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,256
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,322
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,136
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	950
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	796
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,206
	Anchorage AK Electric Power & Light Revenue, ETM	5.000%	12/1/22	450	451
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,425
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,644
	Anchorage AK GO	5.000%	9/1/26	6,590	6,879
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,684
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,114
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,219
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,659
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,195
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,187
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,619
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,381
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,126
	Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,240
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	731
	Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	997
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,228
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	1,867
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	1,840
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	908
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	814
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,482
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	1,987
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,643
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,258
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,790
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,329
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,192
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	968

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,504
					119,909
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/30	300	327
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	548
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	548
	Arizona Board of Regents College & University Revenue	5.000%	7/1/32	325	355
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	500	543
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,190	1,276
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,320	1,411
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,700	1,817
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,300	1,380
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,150	1,221
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,254
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,422
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,341
	Arizona COP, ETM	5.000%	10/1/29	17,350	19,111
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,612
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,664
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,198
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,016
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,037
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	55
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	170
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	60
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	170
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	65
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	159
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	2,940
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	69
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	188
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	452
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	688
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,208
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	69
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	197
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	885
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	317
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	205
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	735
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	304
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	212
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,031
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	291
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	200
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,076
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	317
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	206
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	956
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	263
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	186
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,003
[6]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	1,830
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	529
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	914
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	734
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	741
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	740
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	567
[6]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	595	542
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	135
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	129
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	617
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	626
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	630
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	643
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	648
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	670

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	678
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,373
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,400
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	390
[2]	Arizona IDA Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	1.610%	11/1/22	10,500	10,500
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	445
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,834
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	345
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	1,795
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	209
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,636
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	311
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,040	2,215
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	432
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,156
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,119
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,800	1,923
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	206
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	323
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	376
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	397
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	358
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	381
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	647
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,510
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,743
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	534
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,512
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,632
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,801
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,816
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,159
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,001
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,097
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,613
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,934
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,388
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,030
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	9,389
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	418
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	342
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	741
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	342
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	341
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	366
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	238
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	551
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	576
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	801
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	671
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	448
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	1,414
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	4,605
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,394
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	6,363
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	7,307
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	5,091
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	786
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,756
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,494
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,958
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	10,000	10,562
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/30	2,465	2,615
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/31	6,620	7,037
	Arizona State University College & University Revenue	5.000%	7/1/26	810	857
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,809
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,936
	Arizona State University College & University Revenue	5.000%	7/1/28	840	894
	Arizona State University College & University Revenue	5.000%	7/1/30	715	735

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona State University College & University Revenue	5.000%	7/1/31	725	749
	Arizona State University College & University Revenue	5.000%	7/1/32	895	924
	Arizona State University College & University Revenue	5.000%	7/1/32	780	799
	Arizona State University College & University Revenue	5.000%	7/1/33	700	721
	Arizona State University College & University Revenue	5.000%	7/1/33	750	767
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,029
	Arizona State University College & University Revenue	5.000%	7/1/34	750	764
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,311
	Arizona State University College & University Revenue	5.000%	7/1/35	605	622
	Arizona State University College & University Revenue	5.000%	7/1/35	750	764
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,339
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,019
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,565
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	28,391
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	696
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	352
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	3,562
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,032
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,703
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,732
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	2,654
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	9,069
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,640
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,810
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,525
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	1,830
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.250%	7/1/28	690	699
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	480	487
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	375	381
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	353
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	569
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	110
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	149
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	2,792
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,022
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,034
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,679
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	458
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,024
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	752
[6]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,308
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	4,813
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,487
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,654
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	11,829
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,367
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,061
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,043
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	944
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,710
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,138
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,121
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,015
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,033
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,261
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	805
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	626
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,541
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,632
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	636
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,017
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	12,479
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	4,746
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,350	6,826
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	10,645
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,940
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,427
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,501
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	965	1,056

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,667
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,456
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,040
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,083
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/29	875	936
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,667
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,011
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,223
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,935
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	307
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	256
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	388
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,527
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,453
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,394
[7,8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	8,352
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,630
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	16,133
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	6,611
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	25,500	25,704
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,097
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	13,058
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	1,959
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	6,000	6,291
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,700
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	5,354
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	13,771
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	4,691
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,418
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	12,074
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,071
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	8,886
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	13,370
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,055
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	25,036
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	10,419
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,293
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	10,222
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	9,095
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,115
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	358
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,253
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	20,358
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	9,044
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,078
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	232
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	10,446
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	336
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	2,300
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,362
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	1,892
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	252
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	695
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	687
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	289
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	690
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	809
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,310
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	522
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	341
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,353
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	348
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,025
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,170
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,489
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	750
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,022
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,197
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,163

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,113
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,707
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,201
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,424
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,296
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,744
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,803
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,083
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	6,491
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	11,310
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	812
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	7,166
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,339
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,530
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,593
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,597
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	2,870
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	279
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,575	5,595
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	19,439
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,886
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,867
	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,007
	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,082
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,154
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,134
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,295
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,017
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,285
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,274
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,018
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,519
					1,017,627
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,497
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,782
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,552
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,525
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	3,923
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,205
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,120
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,187
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,266
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,807
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,337
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,184
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	961
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,322
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,024
	Arkansas GO	3.000%	10/1/24	6,055	6,056
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	905	869
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	151
[4]	Little Rock School District GO	2.000%	2/1/39	8,420	5,436
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,089
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,423
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,903
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,761
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,299
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,538
	Rogers School District No. 30 GO	3.000%	2/1/31	2,430	2,209
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,756
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,533
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,048
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,000	2,017
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	1,860	1,873
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	18,933
	Springdale School District No. 50 GO	3.000%	6/1/32	3,805	3,320
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	595
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	633

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,063
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,034
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	835
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	1,991
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,019
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	871
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,311
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,167
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,034
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,421
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,237
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,039
	University of Arkansas College & University Revenue, ETM	5.000%	11/1/23	1,280	1,303
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,020	2,072
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,262
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,293
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,441
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,565	2,631
					124,158
California (9.8%)
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,083
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,504
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	792
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	632
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,555
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	763
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	11,905
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,975
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,963
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	8,049
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,751
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	13,142
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	11,880
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,135
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	39,582
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	25,489
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	19,188
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	61,595
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,550	19,010
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	51,552
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,360	32,149
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	17,468
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.540%	4/1/56	10,000	9,741
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.650%	4/1/56	12,000	11,673
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	4/1/45	13,500	13,512
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.490%	4/1/36	1,605	1,623
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,665	1,830
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/33	2,345	2,573
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,020
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,130
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	56,105	53,887
	California Community Choice Financing Authority Natural Gas Revenue (Clean Energy Project) PUT	4.000%	12/1/27	57,205	55,805
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	67,980	63,417
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	8,508
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	618
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	516
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,350	1,232
	California Department of Water Resources Water Revenue	5.000%	12/1/22	200	200
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	82
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	240	240
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	57
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	10
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,581
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,105
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	1,510	1,627
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	20,690	22,151
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	25,914
	California GO	5.000%	11/1/22	790	790
	California GO	4.000%	12/1/22	2,150	2,152

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/25	20,000	20,716
California GO	5.000%	4/1/26	33,005	34,856
California GO	5.000%	10/1/26	2,750	2,925
California GO	4.000%	3/1/27	795	816
California GO	5.000%	4/1/27	42,620	45,542
California GO	5.000%	4/1/27	8,085	8,639
California GO	3.500%	8/1/27	21,000	21,036
California GO	5.000%	4/1/28	13,190	14,269
California GO	5.000%	8/1/28	1,260	1,351
California GO	5.000%	9/1/28	18,000	19,567
California GO	5.000%	10/1/28	5,250	5,713
California GO	5.000%	11/1/28	7,770	8,357
California GO	5.000%	11/1/28	29,660	32,305
California GO	5.000%	11/1/28	21,450	23,363
California GO	5.000%	12/1/28	9,635	10,493
California GO	4.000%	3/1/29	370	383
California GO	5.000%	4/1/29	15,215	16,649
California GO	5.000%	9/1/29	1,830	1,937
California GO	5.000%	9/1/29	7,030	7,440
California GO	5.000%	9/1/29	12,340	13,564
California GO	5.000%	10/1/29	10,000	10,290
California GO	5.000%	10/1/29	58,675	64,554
California GO	5.000%	11/1/29	5,000	5,506
California GO	5.000%	4/1/30	4,910	5,358
California GO	5.000%	4/1/30	5,645	6,231
California GO	5.000%	5/1/30	30,000	30,685
California GO	4.000%	8/1/30	12,400	12,587
California GO	5.000%	8/1/30	15,000	15,833
California GO	5.000%	8/1/30	10,000	10,555
California GO	5.000%	9/1/30	16,075	17,804
California GO	5.000%	10/1/30	1,485	1,646
California GO	5.000%	10/1/30	3,275	3,630
California GO	5.000%	11/1/30	34,530	38,296
California GO	3.500%	12/1/30	7,500	7,165
California GO	5.000%	3/1/31	2,665	2,932
California GO	5.000%	4/1/31	23,625	26,262
California GO	4.000%	8/1/31	27,000	27,269
California GO	4.000%	9/1/31	8,610	8,696
California GO	5.000%	9/1/31	18,545	20,658
California GO	5.000%	10/1/31	24,000	24,650
California GO	5.000%	10/1/31	11,975	13,073
California GO	5.000%	11/1/31	10,000	10,696
California GO	5.000%	4/1/32	26,035	28,269
California GO	5.000%	4/1/32	5,855	6,557
California GO	4.000%	8/1/32	8,000	8,069
California GO	4.000%	9/1/32	5,000	5,043
California GO	5.000%	10/1/32	7,690	8,382
California GO	4.000%	11/1/32	4,805	4,858
California GO	5.000%	12/1/32	1,665	1,749
California GO	5.000%	4/1/33	12,000	12,936
California GO	4.000%	8/1/33	26,000	26,093
California GO	5.000%	8/1/33	14,000	14,686
California GO	4.000%	9/1/33	26,050	26,136
California GO	3.000%	10/1/33	9,000	7,946
California GO	5.000%	10/1/33	6,000	6,152
California GO	3.000%	11/1/33	2,620	2,309
California GO	4.000%	8/1/34	5,030	5,003
California GO	5.000%	8/1/34	4,190	4,381
California GO	5.000%	9/1/34	1,655	1,731
California GO	3.000%	10/1/34	25,075	21,703
California GO	5.000%	10/1/34	10,000	10,260
California GO	3.000%	11/1/34	3,200	2,764
California GO	5.000%	11/1/34	5,660	6,119
California GO	5.000%	11/1/34	2,590	2,800
California GO	5.000%	12/1/34	1,550	1,616
California GO	5.000%	4/1/35	3,750	3,995
California GO	4.000%	9/1/35	7,160	7,087
California GO	4.000%	9/1/35	10,000	9,859
California GO	5.000%	9/1/35	3,115	3,409

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	10/1/35	61,285	52,085
	California GO	3.000%	11/1/35	2,300	1,952
	California GO	4.000%	11/1/35	2,090	2,051
	California GO	5.000%	11/1/35	22,035	23,777
	California GO	4.000%	3/1/36	28,680	28,066
	California GO	3.000%	10/1/36	6,015	5,007
	California GO	4.000%	10/1/36	2,590	2,529
	California GO	5.000%	12/1/36	1,000	1,078
	California GO	3.000%	10/1/37	6,800	5,549
	California GO	5.000%	10/1/37	7,000	7,550
	California GO	4.000%	3/1/38	4,930	4,749
	California GO	4.000%	11/1/40	1,825	1,706
	California GO	4.000%	10/1/41	22,760	21,178
	California GO	4.000%	4/1/42	5,000	4,656
	California GO	5.000%	4/1/42	6,000	6,223
	California GO	5.000%	9/1/42	12,540	13,356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,003
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,003
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	3,847
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,836
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,134
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,133
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,406
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,165
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,326
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	1,984
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,049
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	31,896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,541
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	879
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,625
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	4,665
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	32,695	33,910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,095
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	42,211
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	44,962
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	37,575	41,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	38,350	40,166
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	81,373	75,424
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,366	15,702
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	11,233	9,194
[3]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	5,500	5,426
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,311
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	20,172
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	6/1/26	3,600	3,508
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	5,175	5,548
[4,5]	California Municipal Finance Authority COP	5.250%	11/1/35	1,220	1,267
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,049
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,279
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,817
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	275	249
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,565	1,409
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	29,495	6,321
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,084
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	130	131
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	929
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,526
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,440
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,382
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,145
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	15,888
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	6,832
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	12,849

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	7,000	7,718
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	5,302
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,500	10,518
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	18,697
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	9,921
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	14,496
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	18,185
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	1,612
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	18,826
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	19,793
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,162
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	3,950
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,026
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,367
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	300	300
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,342
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	20,146
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	2,771
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	5,706
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	3,286
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	2,801
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	4,675	5,076
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,245
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,272
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	2,963
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,600
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	2,853
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,772
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,989
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,137
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,380
	California State University College & University Revenue	5.000%	11/1/32	2,555	2,718
	California State University College & University Revenue	5.000%	11/1/32	10,000	10,504
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,504
	California State University College & University Revenue	5.000%	11/1/33	1,000	1,062
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,002
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,852
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,492
	California State University College & University Revenue	5.000%	11/1/35	4,645	4,975
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,272
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,644
	California State University College & University Revenue	5.000%	11/1/37	9,290	9,636
	California State University College & University Revenue	5.000%	11/1/38	10,000	10,593
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,201
	California State University College & University Revenue	5.000%	11/1/41	12,445	12,761
	California State University College & University Revenue, Prere.	3.750%	11/1/22	100	100
	California State University College & University Revenue, Prere.	5.000%	11/1/22	245	245
	California State University College & University Revenue, Prere.	5.000%	11/1/22	250	250
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	518
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	549
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	22,011
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	20,292
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	24,538
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	25,383
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	10,187
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,433
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	8,967
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	5,892
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	1,980
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,061
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,451
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	974
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	38,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	22,972

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	30,649
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,018
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,022
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,032
	Cerritos Community College District GO	0.000%	8/1/28	1,000	800
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,357
	Cerritos Community College District GO	0.000%	8/1/31	1,000	698
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,141
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,649
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,328
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,178
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,098
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	15,210
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	17,238
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	110	112
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,285
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,057
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	836
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,444
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,360
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	885
[4]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,537
[4]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,544
[4]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,569
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,096
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,161
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,306
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,374
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,436
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,502
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,452
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,654
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,240
	Concord CA COP	2.125%	4/1/41	2,275	1,424
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,028
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,042
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,056
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	325	327
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,150	4,989
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	21,055	14,895
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,475	6,304
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,945	3,333
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	3,964
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	7,429
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,271
	Desert Community College District GO	4.000%	8/1/36	300	291
	Desert Community College District GO	4.000%	8/1/38	655	615
	Desert Community College District GO	4.000%	8/1/40	500	461
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,600
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,388
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,093
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	699
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	633
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,569
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	1,866
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	11,681
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	8,178
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,120
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,149
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,019
	East Side Union High School District GO	2.000%	8/1/34	8,120	6,109
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	3,903
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,505	5,520
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	7,810	7,754
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	225	229
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	315	321
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	2.340%	7/1/46	4,000	3,968

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,537
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,134
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,155
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	6,608
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	6,685
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	784
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,023
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	775
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,205
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,184
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,822
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,419
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,784
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,587
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,835
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,557
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,260
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	6,216
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	729
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	538
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	934
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	1,888
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	19,918
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,006
	Fresno Unified School District GO	4.000%	8/1/34	450	447
	Fresno Unified School District GO	4.000%	8/1/35	300	293
	Fresno Unified School District GO	3.000%	8/1/36	1,000	815
	Fresno Unified School District GO	3.000%	8/1/36	2,385	1,945
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,232
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	6,241
[7]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	3,919
[7]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,235
[7]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	193
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,401
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,235
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	42,539
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,229
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,445	4,825
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	25,109
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	2,794
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	3,898
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,655
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	974
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	954
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,719
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,066
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,041
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,240
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	8,815
	Kern Community College District GO	3.000%	8/1/40	3,030	2,245
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,047
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,284
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,236
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,509
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,226
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	344
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	172
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	246
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,535
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	313
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,045
[7]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,945
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,283
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,341
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	8,892
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	28,188
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	21,295
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,281

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	25,677
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,140	3,239
[2,6]	Los Angeles CA Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	11,429
	Los Angeles CA Unified School District GO	3.000%	7/1/31	16,475	14,933
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,179
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,597
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	1,997
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	28,514
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	6,426
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	4,601
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	26,861
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	8,577
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,407
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,103
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,281
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	9,210
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,160
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,476
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	5,632
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	6,450	7,285
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	2,660
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,088
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	5,989
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,163
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,209
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,161
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,833
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	17,147
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	20,213
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,702
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	10,657
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,826
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,481
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	17,015
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	10,880
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,107
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,329
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	23,417
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	710
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,832
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,387
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	4,319
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,840
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,482
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	9,960	10,668
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/31	9,630	10,787
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	7,655	8,465
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,318
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,510	1,680
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,745	1,952
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	2,365	2,634
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	3,515	3,877
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	3,500	3,832
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,425	2,650
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	8,637
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	934
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,602
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,750	5,111
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	865	791
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	5,960
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,358
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	2,500	2,655
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/28	3,630	3,980
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/29	5,745	6,377
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	14,765	16,325
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,107
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	554

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	550	604
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	10,000	10,700
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	735	800
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,474
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,210
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	2,845
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	802
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	7,317
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,551
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	365
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	2,891
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	9,890
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	4,704
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,356
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	19,177
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	4,833
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,875
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	24,726
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	4,977
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	10,421
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	2,646
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,415	1,594
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	4,500	4,894
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	5,250	5,651
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,150
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,000	3,186
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,000	4,272
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,081
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	5,551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,163
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,707
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	42,560	44,511
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	5,142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,000	9,457
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	5,095	5,323
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,500	4,711
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,288
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	24,135
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	38,232
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,982
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,144
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,577
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	786
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,045
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,350
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,409
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,293
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	18,340	18,542
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,187
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,636
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,621
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,843
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,107
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	12,505	13,545
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	22,698
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10,000	10,747
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,386
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,530
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	15,207
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	9,603
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	14,961
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	33,917
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	17,513
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,173

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	21,825	23,064
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	36,351
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,414
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,574
	Los Angeles Unified School District GO	4.000%	7/1/38	7,905	7,406
	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	5,584
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,301
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,192
	Los Rios Community College District GO	4.000%	8/1/25	800	818
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,008
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,044
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,365
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,065	1,168
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	1,145	1,272
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/34	1,500	1,672
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	10,722
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.380%	5/21/24	5,500	5,473
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	5,500	5,473
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	4,700	4,677
	Millbrae CA Wastewater Sewer Revenue	5.000%	12/1/22	175	175
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	1,936
[11]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,153
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,000	889
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,024
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	16,138
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue, ETM	5.000%	11/1/22	235	235
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,156
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,045
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,672
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,163
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	6,000	6,039
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,277
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	9,916
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,000	2,222
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,027
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,217
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,126
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,250	2,100
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,100	2,866
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	7,339
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,107
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	4,012
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	15,062
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	17,354
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	10,504
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,701
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,255
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/31	2,460	2,523
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/34	1,800	1,841
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	1,955	1,998
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,719
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	16,402
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	15,089
[7]	Palomar Health GO	0.000%	8/1/30	7,000	4,956
[7]	Palomar Health GO	0.000%	8/1/32	9,300	5,895
	Palomar Health GO	4.000%	8/1/34	5,725	5,446
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,258
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/41	5,590	5,950
	Peralta Community College District GO	5.000%	8/1/27	7,605	8,136
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,081
	Peralta Community College District GO	5.000%	8/1/28	9,110	9,839
	Peralta Community College District GO	5.000%	8/1/29	10,745	11,699
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,218
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,298
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,357
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	767
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,286
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,285

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,036
	Poway Unified School District GO	0.000%	8/1/29	6,160	4,747
[4]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,028
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,427
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,317
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,800
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	15,860	16,099
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	2,997
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,163
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,236
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,655
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	10,041
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	12,657
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,665
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,456
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,055
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,068
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	2,959
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	3,872
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,096
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,060
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	973
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,451
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	1,847
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,856
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,338
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,549
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,294
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,731
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,455
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	185	187
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,269
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,454
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	140
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	289
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	362
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	164
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	199
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	473
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,566
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	1,827
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	1,822
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	11,683
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	7,815
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	5,854
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,646
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,181
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,051
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,042
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,153
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	1,987
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,196
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,338
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,419
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,877
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	105	106
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	2,555	2,676
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	8,336
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	537
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,503
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	790
	San Diego Community College District GO	0.000%	8/1/31	3,000	1,844
	San Diego Community College District GO	0.000%	8/1/32	5,000	2,886
[11]	San Diego Community College District GO, 6.230% coupon rate effective 8/1/32	0.000%	8/1/41	18,000	10,044
	San Diego Community College District GO, Prere.	5.000%	8/1/23	110	112
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	818
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	550
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,583
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,705
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	625	681
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,180
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,227
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,366
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,377
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	811
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,280
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	1,997
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	805
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,346
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,414
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,381
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,718
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,661
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,097
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,841
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,078
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	1,985
	San Diego County Water Authority Water Revenue, Prere.	5.000%	11/1/22	1,220	1,220
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	939
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,230
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	2,865
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,088
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,071
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	16,668
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	13,266
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,673
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,654
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,011
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	2,727
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	16,888
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,480
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,529
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	9,831
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,595
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	9,683
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,665
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,710
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	2,781
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	1,940
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	1,848
	San Francisco CA City & County COP	4.000%	4/1/40	2,000	1,828
	San Francisco CA City & County COP	4.000%	4/1/41	2,000	1,814
	San Francisco CA City & County GO	5.000%	6/15/29	4,350	4,803
	San Francisco CA City & County GO	5.000%	6/15/32	2,750	3,109
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,126
	San Francisco CA City & County GO	4.000%	6/15/37	7,520	7,376
	San Francisco CA City & County GO	4.000%	6/15/38	3,960	3,831
	San Francisco CA City & County GO	4.000%	6/15/38	7,820	7,564
	San Francisco CA City & County GO	4.000%	6/15/38	2,830	2,737
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	3,898
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	7,701
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	2,790
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,132
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,230
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	2,861
	San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,280
	San Francisco CA City & County GO	4.000%	6/15/41	3,795	3,524
	San Francisco CA City & County GO	4.000%	6/15/41	3,185	2,958
[2,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	40,865	40,865
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,229
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,914
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	7,630
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,076
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	21,669
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,444

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	14,550
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,148
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,307
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	5,071
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	4,155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	63,109
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	9,425
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	2,656
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,179
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,145
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,754
	San Francisco Unified School District GO	4.000%	6/15/31	8,455	8,607
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	6,022
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	3,896
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	8,938
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,341
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	1,781
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,798
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,163
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,676
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,256
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,380
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,714
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,557
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	931
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,834
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,108
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,195
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,559
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,557
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,965
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	3.000%	6/1/23	125	125
[9]	San Jose Unified School District GO	0.000%	8/1/30	3,775	2,786
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	293
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	359
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	620
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	434
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,494
	San Mateo Foster City School District GO	3.000%	8/1/39	555	434
	San Mateo Foster City School District GO	3.000%	8/1/39	555	434
	San Mateo Foster City School District GO	3.000%	8/1/40	560	432
	San Mateo Foster City School District GO	3.000%	8/1/41	500	381
	San Mateo Foster City School District GO	3.000%	8/1/41	585	446
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,050
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,714
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	2,827
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,683
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,554
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,297
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,432
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,095
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,521
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,590
	Santa Barbara Unified School District GO, Prere.	5.250%	8/1/23	115	117
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,348
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,370
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,468
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	5,721
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	8,618
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	6,718
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	8,640
	Santa Clara Unified School District GO	3.000%	7/1/32	1,555	1,411
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	3,877
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,236
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	2,998

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,042
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,079
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,053
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,042
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,563
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,563
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,096
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,092
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,819
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	5,903
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	5,852
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	9,727
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,217
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,287
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,367
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,124
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,249
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	1,912
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	5,249
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	4,553
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	3,790
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/37	750	796
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/39	1,000	1,056
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,572
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	462
[4]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,139
[4]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,102
[4]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,147
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,378
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	60	64
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	853
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	644
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,140
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,682
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,024
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,011
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,107
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	3,717
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,043
	University of California College & University Revenue	5.000%	5/15/27	5,100	5,317
	University of California College & University Revenue	5.000%	5/15/28	17,945	18,129
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,789
	University of California College & University Revenue	5.000%	5/15/28	12,500	13,026
	University of California College & University Revenue	5.000%	5/15/29	19,020	19,811
	University of California College & University Revenue	5.000%	5/15/29	1,750	1,924
	University of California College & University Revenue	5.000%	5/15/30	70	75
	University of California College & University Revenue	5.000%	5/15/30	4,450	4,942
	University of California College & University Revenue	4.000%	5/15/31	18,505	19,000
	University of California College & University Revenue	5.000%	5/15/31	11,205	11,651
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,104
[5]	University of California College & University Revenue	5.000%	5/15/31	3,550	3,891
	University of California College & University Revenue	5.000%	5/15/32	9,025	9,780
	University of California College & University Revenue	5.000%	5/15/32	3,500	3,955
[5]	University of California College & University Revenue	5.000%	5/15/32	1,495	1,639
	University of California College & University Revenue	4.000%	5/15/33	28,500	28,724
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,191
[5]	University of California College & University Revenue	5.000%	5/15/33	1,500	1,649
	University of California College & University Revenue	4.000%	5/15/34	28,825	28,848
	University of California College & University Revenue	4.000%	5/15/34	17,000	17,026
	University of California College & University Revenue	5.000%	5/15/34	30,420	30,672
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,030
	University of California College & University Revenue	5.000%	5/15/34	7,000	7,683
	University of California College & University Revenue	5.000%	5/15/34	2,100	2,326
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,576
	University of California College & University Revenue	5.000%	5/15/35	6,025	6,414
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,172
	University of California College & University Revenue	5.000%	5/15/35	3,000	3,306
[5]	University of California College & University Revenue	5.000%	5/15/35	2,000	2,163
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,480

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,588
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,253
	University of California College & University Revenue	5.000%	5/15/36	10,500	11,546
[5]	University of California College & University Revenue	5.000%	5/15/36	2,000	2,158
	University of California College & University Revenue	4.000%	5/15/37	12,000	11,590
	University of California College & University Revenue	5.000%	5/15/37	6,640	6,988
	University of California College & University Revenue	5.000%	5/15/37	10,000	10,839
[5]	University of California College & University Revenue	5.000%	5/15/37	2,120	2,270
	University of California College & University Revenue	4.000%	5/15/38	12,300	11,682
	University of California College & University Revenue	5.000%	5/15/38	1,850	1,943
	University of California College & University Revenue	5.000%	5/15/38	16,000	17,259
[5]	University of California College & University Revenue	5.000%	5/15/38	1,000	1,067
	University of California College & University Revenue	4.000%	5/15/39	13,500	12,763
	University of California College & University Revenue	5.000%	5/15/39	10,000	10,622
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,472
[5]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,064
	University of California College & University Revenue	4.000%	5/15/40	17,905	16,759
	University of California College & University Revenue	5.000%	5/15/40	2,695	2,880
	University of California College & University Revenue	4.000%	5/15/41	15,000	13,962
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,429
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,375
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,317
	University of California College & University Revenue PUT	5.000%	5/15/23	30,485	30,784
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	15,771
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	7,000	7,319
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	10,404
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	4,814
	Ventura County Community College District GO	0.000%	8/1/23	6,155	5,996
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,657
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,224
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,369
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,072
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,023
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,023
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,023
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	225	225
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	785
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	674
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	535
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	418
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	6,406
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,081
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,632
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	200	206
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	100	106
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	265	288
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	275	302
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,170
[4,8]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	9,808
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	4,604
[4,8]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	11,841
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	3,947
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,121
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,753
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	9,979
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,476
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,500	3,603
					6,551,962
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	7,592
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,384
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,112
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,366
	Adams 12 Five Star Schools GO	5.000%	12/15/28	3,000	3,187
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,534
	Adams County CO COP	5.000%	12/1/30	600	625
	Adams County CO COP	5.000%	12/1/33	1,040	1,076
	Adams County CO COP	5.000%	12/1/34	790	817
	Arapahoe County School District No. 6 Littleton GO	5.000%	12/1/22	135	135

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	3,994
	Aurora CO COP	5.000%	12/1/31	845	917
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,181
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	15	16
	Boulder Valley School District No. Re-2 Boulder GO	6.000%	12/1/22	175	175
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,216
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,038
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,479
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,107
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,015
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	4,682
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,036
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	583
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	547
	Colorado COP	5.000%	3/15/33	1,350	1,437
	Colorado COP	4.000%	12/15/33	23,200	22,580
	Colorado COP	5.000%	3/15/34	1,385	1,471
	Colorado COP	4.000%	12/15/34	16,040	15,285
	Colorado COP	5.000%	3/15/35	1,285	1,359
	Colorado COP	4.000%	12/15/35	15,500	14,674
	Colorado COP	5.000%	3/15/36	2,840	2,999
	Colorado COP	6.000%	12/15/36	3,200	3,704
	Colorado COP	4.000%	3/15/37	1,870	1,751
	Colorado COP	4.000%	6/15/37	1,030	964
	Colorado COP	3.000%	12/15/37	10,000	7,854
	Colorado COP	4.000%	12/15/37	9,540	8,905
	Colorado COP	6.000%	12/15/37	10,000	11,546
	Colorado COP	4.000%	3/15/38	2,760	2,544
	Colorado COP	4.000%	6/15/38	1,345	1,245
	Colorado COP	6.000%	12/15/38	7,890	9,079
	Colorado COP	4.000%	3/15/39	7,135	6,499
	Colorado COP	4.000%	3/15/39	5,765	5,249
	Colorado COP	4.000%	6/15/39	1,020	934
	Colorado COP	4.000%	12/15/39	5,500	5,026
	Colorado COP	4.000%	6/15/40	1,320	1,195
	Colorado COP	4.000%	3/15/41	5,000	4,477
	Colorado COP	4.000%	6/15/41	1,300	1,161
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,924
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,834
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,721
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	118
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	175	139
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	871
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,011
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	977
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,050
[2]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	1.620%	11/1/22	1,500	1,500
[2]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	1.640%	11/1/22	2,850	2,850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,007
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,516
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	590
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	732
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,879
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	547
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	885	939
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,136
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,003
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	832
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,036
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	534
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,111
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,201
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	730
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	436

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,422
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,147
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,462
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	816
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,500	3,836
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	3,886
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,091
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,038
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,000	3,290
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,548
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,033
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,227
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	3,807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,124
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,038
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,531
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	728
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	6,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	7,878
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,558
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,189
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,172
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,650	1,640
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	642
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	750	723
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	956
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	415	344
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	595
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	607
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	730	622
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	760	639
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	651
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,654
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,508
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,600
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	11,278
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	7,149
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	16,700	17,433
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,616
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	10,534
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	4,725	5,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	48,975
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	960
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,087
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/9/22	350	350
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	125	125
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	6,760
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,028
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	8,408
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,703
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,140
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,198
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,000	3,182
	Colorado Higher Education COP	5.000%	11/1/22	100	100
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	8,440	8,085
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/22	130	130
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	315

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	635
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	674
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,112
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	940
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,348
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	7,080	6,580
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.250%	11/3/22	13,200	13,200
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	170	170
[4]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,483
[4]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,477
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.000%	12/1/22	500	516
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.125%	12/1/22	500	516
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,096
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	5,351
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,987
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,287
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,547
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	788
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,036
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,173
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,056
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,094
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,476
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	15,208
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,451
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	795
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,086
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	587
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,072
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	829
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,625
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,020
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,302
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	887
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,462
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	6,429
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,355
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,223
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	6,918
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,681
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	619
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,108
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,467
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	1,816
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	4,833
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,607
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,066
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,359
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	599
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	5,754
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,075
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	718
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	680
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	676
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,357
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,316
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,009
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	998
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	989
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,472
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	1,895
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,206
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	12,305
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	7,896
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	615
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	513
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	560
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	14,962

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	18,632
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,074
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	17,991
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	6,328
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,383
[3]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	2,600	2,561
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,860
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,851
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,279
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,485
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,462
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,105
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,853
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,086
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,083
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	621
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	711
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,098
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,700
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,230
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	760
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	658
	Greeley CO Water Revenue	5.000%	8/1/25	2,770	2,890
	Greeley CO Water Revenue	5.000%	8/1/28	1,125	1,216
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,529
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,555
	Gunnison Watershed School District No. Re 1J GO, Prere.	4.000%	12/1/24	100	101
	Harmony Technology Park Metropolitan District GO, Prere.	4.500%	12/1/22	500	515
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	526
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	211
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,682
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	814
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,027
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,003
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	24,768
	Larimer County CO COP	4.000%	12/1/32	1,000	1,007
	Larimer County CO COP	4.000%	12/1/34	2,740	2,713
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,432
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,508
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,294
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,172
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,935
	Mesa County Valley School District No. 51 Grand Junction GO	5.000%	12/1/22	150	150
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,820	8,191
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,544
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,039
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,062
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,535
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,101
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,274
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,145
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,089
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,422
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,108
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,648
	Regional Transportation District COP	5.000%	6/1/29	4,455	4,778
	Regional Transportation District COP	5.000%	6/1/30	3,565	3,816
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,200
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	766
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,021
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	613
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	510
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	713
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	559
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	811
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	810
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	1,700	1,574
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	920
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	986

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,663
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	907
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	6,606
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.000%	11/1/40	13,600	12,530
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	700	700
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	300	300
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	539
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	847
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,125
	Thornton CO COP	4.000%	12/1/35	3,940	3,701
	Thornton CO COP	4.000%	12/1/36	4,100	3,766
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,317
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,474
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,355
	University of Colorado College & University Revenue	4.000%	6/1/43	1,750	1,545
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,278
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,558
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,658
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,659
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,538
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,051
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,307
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,780
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,406
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,316
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,660
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,254
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	225
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	265
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	227
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	238
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	247
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	280
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	268
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	169
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	271
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	301
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	106
	Village Metropolitan District GO	4.150%	12/1/30	925	846
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,745
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,016
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	4,130
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,426
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,580
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	685
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	332
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,835
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,070
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	821
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,281
	Westminster Public Schools GO	5.000%	12/1/22	4,000	4,006
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,392
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/39	2,850	2,629
					1,261,343
Connecticut (1.3%)
	Connecticut GO	4.000%	3/1/23	100	100
	Connecticut GO	5.000%	3/15/23	9,555	9,621
	Connecticut GO	5.000%	3/15/24	10,000	10,241
	Connecticut GO	5.000%	5/15/24	4,500	4,621
	Connecticut GO	5.000%	9/1/24	20,000	20,631
	Connecticut GO	5.000%	11/15/24	6,440	6,657
	Connecticut GO	5.000%	11/15/24	10,025	10,362
	Connecticut GO	5.000%	2/15/25	11,830	12,263
	Connecticut GO	5.000%	6/15/25	1,025	1,068
	Connecticut GO	5.000%	6/15/26	2,665	2,774
	Connecticut GO	5.000%	9/1/26	13,170	13,550
	Connecticut GO	5.000%	2/15/27	12,000	12,767
	Connecticut GO	5.000%	3/15/27	9,800	10,157
	Connecticut GO	4.000%	6/1/28	3,000	3,042

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	8/15/28	550	580
	Connecticut GO	4.000%	1/15/29	3,075	3,110
	Connecticut GO	4.000%	6/1/29	6,500	6,576
	Connecticut GO	4.000%	1/15/30	5,840	5,894
	Connecticut GO	5.000%	6/15/30	500	547
	Connecticut GO	5.000%	9/15/30	770	844
	Connecticut GO	4.000%	6/1/31	1,850	1,854
	Connecticut GO	5.000%	6/15/31	500	549
	Connecticut GO	5.000%	9/15/31	1,000	1,099
	Connecticut GO	4.000%	6/1/32	1,000	999
	Connecticut GO	5.000%	6/15/32	500	549
	Connecticut GO	5.000%	9/15/32	325	357
	Connecticut GO	3.000%	1/15/33	12,000	10,480
	Connecticut GO	5.000%	6/15/33	8,000	8,160
	Connecticut GO	5.000%	6/15/33	300	326
	Connecticut GO	5.000%	10/15/33	12,000	12,460
	Connecticut GO	3.000%	1/15/34	2,000	1,716
	Connecticut GO	4.000%	3/15/34	7,500	7,371
	Connecticut GO	4.000%	6/15/34	18,000	17,633
	Connecticut GO	5.000%	6/15/34	350	378
	Connecticut GO	5.000%	11/15/34	10,000	10,322
	Connecticut GO	3.000%	1/15/35	9,810	8,233
	Connecticut GO	4.000%	1/15/35	3,885	3,720
	Connecticut GO	4.000%	1/15/35	2,720	2,605
	Connecticut GO	4.000%	3/15/35	27,500	26,298
	Connecticut GO	5.000%	4/15/35	1,000	1,038
	Connecticut GO	5.000%	6/15/35	350	376
	Connecticut GO	5.000%	11/15/35	5,000	5,151
	Connecticut GO	3.000%	1/15/36	8,800	7,272
	Connecticut GO	4.000%	6/1/36	4,000	3,800
	Connecticut GO	4.000%	6/15/36	1,055	1,002
	Connecticut GO	5.000%	6/15/36	350	374
	Connecticut GO	3.000%	1/15/37	6,955	5,586
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,210
	Connecticut GO	4.000%	6/15/37	990	931
	Connecticut GO	5.000%	6/15/37	250	265
	Connecticut GO	3.000%	1/15/38	12,025	9,439
	Connecticut GO	4.000%	6/1/38	9,375	8,730
	Connecticut GO	5.000%	6/15/38	400	422
	Connecticut GO	3.000%	1/15/39	11,890	9,101
	Connecticut GO	3.000%	6/1/39	2,500	1,905
	Connecticut GO	4.000%	6/1/39	3,000	2,767
	Connecticut GO	5.000%	6/1/40	750	777
	Connecticut GO	5.000%	6/15/40	500	522
	Connecticut GO	5.000%	6/15/42	600	624
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,850	1,742
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,950	4,713
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	20,513
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,088
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	3,791
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	677
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	3,804
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,853
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,259
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	6,144
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,260
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,808
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	6,468
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	1,897
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,819
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	18,940
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,237
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,952
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,440
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	3,808
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,243
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	3,859
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,269
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	3,937

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,091
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	4,875
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	8,738
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,641
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,581
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	6,220	5,767
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	8,714
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	5,606
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,372
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,132
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,139
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	428
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,110
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	526
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,474
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	479
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,077
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,412
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	860
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,367
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	541
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	450
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	431
	Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,092
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	950
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,398
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	8,880
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	15,630
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,181
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	28,242
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.330%	11/1/22	5,350	5,350
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.330%	11/1/22	21,000	21,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	1.370%	11/1/22	14,450	14,450
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,221
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,396
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,348
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,154
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,730
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,436
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,900	6,017
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	985
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,033
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	1,653
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	974
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	3,715
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,196
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	10,852
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,147
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,030
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,545
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	7,150	6,366
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	3,892
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,087
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	3,691
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,275	1,976
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	4,060	2,849
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	825
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,296
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	796
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	447
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	789
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	676
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	781
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	594
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,373
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,147
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,850
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,027

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,123
[6]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	11,425
	Metropolitan Council GO	4.000%	9/1/38	4,185	3,861
	Metropolitan Council GO	4.000%	9/1/39	4,220	3,854
	Metropolitan District GO	5.000%	7/15/26	1,000	1,058
	Metropolitan District GO	5.000%	7/15/27	1,640	1,755
	Metropolitan District GO	5.000%	7/15/29	1,845	1,996
	Metropolitan District GO	5.000%	7/15/30	1,360	1,467
	Metropolitan District GO	5.000%	7/15/30	3,575	3,898
	Metropolitan District GO	5.000%	7/15/31	1,520	1,634
	Metropolitan District GO	5.000%	7/15/32	1,765	1,892
	Metropolitan District GO	5.000%	7/15/32	2,000	2,163
	Metropolitan District GO	5.000%	7/15/33	1,325	1,427
	Metropolitan District GO	5.000%	7/15/33	1,000	1,077
	Metropolitan District GO	5.000%	7/15/34	1,425	1,527
	Metropolitan District GO	5.000%	7/15/34	1,000	1,071
	Metropolitan District GO	4.000%	7/15/35	1,880	1,799
	Metropolitan District GO	4.000%	7/15/36	1,425	1,350
	Metropolitan District GO	4.000%	7/15/36	1,200	1,137
	Metropolitan District GO	4.000%	7/15/37	2,030	1,901
	Metropolitan District GO	4.000%	7/15/38	1,115	1,029
	Metropolitan District GO	4.000%	7/15/39	500	458
	Metropolitan District GO	4.000%	7/15/39	1,050	961
[1]	Stratford CT GO	4.000%	1/1/35	3,890	3,708
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,670
[1]	Stratford CT GO	4.000%	1/1/37	3,890	3,600
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,059
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,996
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,275
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,446
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,374
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,350
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,536
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,148
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,987
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,506
					865,733
Delaware (0.2%)
	Delaware GO	5.000%	2/1/25	2,010	2,087
	Delaware GO	5.000%	1/1/26	2,000	2,105
	Delaware GO	5.000%	2/1/26	3,045	3,209
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	293
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	349
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	339
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	527
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	448
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	473
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	297
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	319
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	408
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	424
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	726
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/30	1,000	1,092
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	999
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	805	886
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	800	871
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	4,911
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,291
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	6,312
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	9,956
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,522
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,138
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,260
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,238
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,184
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,633
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,401
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,361
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,200

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,156
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,141
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,598
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,379
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	3,195	3,529
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/34	9,960	10,997
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	1,794
University of Delaware College & University Revenue	5.000%	11/1/36	510	554
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,478
University of Delaware College & University Revenue	5.000%	11/1/37	550	592
University of Delaware College & University Revenue	5.000%	11/1/38	535	571
University of Delaware College & University Revenue	5.000%	11/1/39	850	904
University of Delaware College & University Revenue	5.000%	11/1/40	510	539
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,407
University of Delaware College & University Revenue VRDO	1.620%	11/1/22	2,450	2,450
University of Delaware College & University Revenue VRDO	1.620%	11/1/22	4,500	4,500
Wilmington DE GO	4.000%	1/1/30	850	877
				109,725
District of Columbia (0.9%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,071
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	962
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	937
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,063
District of Columbia College & University Revenue	5.000%	4/1/30	250	263
District of Columbia College & University Revenue	5.000%	4/1/31	250	265
District of Columbia College & University Revenue	4.000%	4/1/32	250	237
District of Columbia College & University Revenue	4.000%	4/1/33	280	263
District of Columbia College & University Revenue	4.000%	4/1/34	300	277
District of Columbia College & University Revenue	4.000%	4/1/35	300	271
District of Columbia College & University Revenue	5.000%	10/1/35	1,285	1,241
District of Columbia College & University Revenue	4.000%	4/1/36	350	311
District of Columbia College & University Revenue	3.000%	4/1/37	515	392
District of Columbia College & University Revenue	3.000%	4/1/38	915	681
District of Columbia GO	5.000%	2/1/28	660	713
District of Columbia GO	5.000%	6/1/28	2,175	2,323
District of Columbia GO	5.000%	2/1/29	865	942
District of Columbia GO	5.000%	6/1/29	1,065	1,136
District of Columbia GO	5.000%	6/1/30	5,450	5,769
District of Columbia GO	5.000%	6/1/31	7,645	7,818
District of Columbia GO	5.000%	6/1/31	5,530	5,838
District of Columbia GO	5.000%	6/1/31	7,425	7,898
District of Columbia GO	5.000%	6/1/32	9,630	9,841
District of Columbia GO	5.000%	6/1/32	4,520	4,619
District of Columbia GO	5.000%	6/1/32	9,000	9,425
District of Columbia GO	5.000%	6/1/32	8,395	8,843
District of Columbia GO	5.000%	10/15/32	6,500	7,033
District of Columbia GO	4.000%	6/1/33	7,020	7,041
District of Columbia GO	5.000%	6/1/33	19,325	20,304
District of Columbia GO	5.000%	6/1/34	12,500	13,104
District of Columbia GO	5.000%	6/1/34	5,115	5,375
District of Columbia GO	5.000%	6/1/35	4,500	4,711
District of Columbia GO	5.000%	6/1/35	18,355	19,225
District of Columbia GO	4.000%	2/1/36	2,600	2,555
District of Columbia GO	4.000%	2/1/36	900	885
District of Columbia GO	5.000%	6/1/36	4,540	4,749
District of Columbia GO	5.000%	6/1/36	17,380	18,176
District of Columbia GO	5.000%	6/1/36	11,250	11,765
District of Columbia GO	5.000%	6/1/36	1,000	1,055
District of Columbia GO	4.000%	2/1/37	250	244
District of Columbia GO	4.000%	2/1/37	9,080	8,861
District of Columbia GO	5.000%	6/1/37	3,395	3,545
District of Columbia GO	5.000%	10/15/37	17,475	18,494
District of Columbia GO	5.000%	6/1/38	11,045	11,513
District of Columbia GO	5.000%	6/1/38	11,485	12,031
District of Columbia GO	5.000%	10/15/38	16,125	17,025
District of Columbia GO	5.000%	6/1/41	3,395	3,512
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,262
District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,495	1,449
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,403

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.210%	11/2/22	1,200	1,200
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,170	1,167
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,725	3,731
	District of Columbia Income Tax Revenue	5.000%	5/1/23	100	101
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,031
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	26,151
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,513
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,172
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,554
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,568
	District of Columbia Income Tax Revenue	5.000%	12/1/32	7,000	7,833
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,592
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	15,766
	District of Columbia Income Tax Revenue	5.000%	12/1/33	9,250	10,257
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	13,910
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	16,006
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	16,463
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	4,858
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,253
	District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	763
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,338
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,199
	District of Columbia Telecom Revenue, Prere.	4.000%	4/1/23	130	130
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,318
	District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,049
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,072
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	984
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,235
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,260
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,526
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,051
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	629
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,563
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,085
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,441
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,362
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,077
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,016
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	1,802
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,089
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	19,180
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	1,784
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,110
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	883
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,050
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,728
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,518
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,266
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,240
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,124
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,600
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,098
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,086
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,874
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,763
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,779
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,908
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	542
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,386
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	951
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	944
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	929
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	448
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,415
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	1,902
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	2,841
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,389
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	683
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,121

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,103
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	2,400	2,600
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	3,874
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	5,885
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	6,198
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	14,831
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	3,261
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	1,630
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,391
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	4,203
					620,349
Florida (4.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	403
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	102
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,025
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	618
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,383
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	900
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,351
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	537
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,060
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	401
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,500	2,804
[4]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,457
	Bay County School Board COP	5.500%	7/1/42	1,600	1,678
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,098
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,117
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	5,634
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,050
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	5,912
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,493
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,220
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,297
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,779
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	5,920
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,449
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,361
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	697
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,010
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,597
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,194
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,515
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	7,917
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,587
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,622
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,694
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	816
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	4,935
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	5,984
	Brevard County School District COP	5.000%	7/1/25	1,000	1,010
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,002
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,359
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	7,767
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,191
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/36	9,900	10,499
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/37	10,390	10,971
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/38	7,500	7,894
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/39	11,400	11,968
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,475
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,492
	Broward County FL School District COP	5.000%	7/1/26	15,315	16,074
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,973
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	709
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	657
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,284
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,365
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,176

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,437
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,322
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	3,686
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	755
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,536
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	2,971
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	1,970
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	3,441
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	968
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	1,811
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,865	3,694
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	996
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	381
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,691
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	287
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,774
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,793
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,922
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,574
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,010
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,707
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	4,711
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,384
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,132
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,130
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	5,039
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	5,105
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,321
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	4,739
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	8,593
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	5,400
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,193
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,316
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	906
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	4,961
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	21,216
[4,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,706
[4,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,577
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	1,882
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	229
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	229
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	310
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,174
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,887
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,388
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,487
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,725
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,337
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,037
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	3,828
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,106
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	6,910
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	3,535
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	5,898
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	15,644
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,035
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	533
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,485
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,561
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,646
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	1,724
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	1,809
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	1,880
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	1,728
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	1,775
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,975
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	7,628
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,621
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	9,131

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	8,722
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,360
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,005
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,607
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	3,920
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	10,761
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,704
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	4,554
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	5,357
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	2,907
[6]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,000	947
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	150
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	191
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	850
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	192
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	345	318
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	322
[6]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,654
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	400
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	413
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	413
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	980	982
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,079
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	751
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	780
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	968
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,549
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	328
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	299
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	273
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,540
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,130
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,341
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,176
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	174
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,602
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,412
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,211
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	1,994
	Florida GO	6.000%	6/1/23	7,000	7,115
	Florida GO	5.000%	7/1/26	5,540	5,861
	Florida GO	5.000%	7/1/27	5,000	5,290
	Florida GO	4.000%	6/1/29	2,700	2,734
	Florida GO	4.000%	6/1/30	2,590	2,628
	Florida GO	4.000%	6/1/32	16,000	16,049
	Florida GO	4.000%	6/1/32	45	45
	Florida GO	4.000%	6/1/33	5,570	5,581
	Florida GO	5.000%	6/1/33	9,945	11,144
	Florida GO	4.000%	6/1/35	4,000	3,984
	Florida GO	4.000%	6/1/36	17,715	17,589
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	958
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,462
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	1,797
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	898
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,164
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	419
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	246
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	457
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	342
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,056
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	343
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,050
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	370
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,234
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	630
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	781
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	345
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	832
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	626

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	879
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	479
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	564
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,418
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	3,995
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,053
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,276
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,523
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,683
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	1,792
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,461
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,084
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,262
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	2,865
	Florida Lottery Revenue	5.000%	7/1/26	3,520	3,713
	Florida Lottery Revenue	5.000%	7/1/26	25,950	27,373
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,828
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,107
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,837
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,102
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,422
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,627
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,436
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,602
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,208
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,498
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,911
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	4,986
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,056
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	3,095	3,281
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,410
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,151
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,489
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	4,606
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,456
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,031
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	216
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	189
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	214
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	346
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/35	250	265
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/36	475	503
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	448
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	497
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	522
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	573
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	416
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	625	661
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,620
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	135	144
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,254
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,302
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,523
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,210
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,238
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,240
[2,6]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	1.740%	11/1/22	7,030	7,030
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.630%	11/1/22	2,475	2,475
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.640%	11/1/22	16,500	16,500
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.640%	11/1/22	1,200	1,200
	Gainesville FL Utilities System Revenue Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	719
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	991
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	760
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,596
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,330
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,129
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,405
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,496
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,150

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,316
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,056
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	6,321
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	6,181
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	310
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	314
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	317
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	316
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	253
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	258
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	208
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	212
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	213
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	816
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	11/3/22	1,800	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,328
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	947
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,047
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,467
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,574
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,118
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,576
[2,6]	Hillsborough County FL Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	11,652
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	24,738
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	2,808
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	13,080	13,080
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,711
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	5,680	5,936
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	9,774
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,424
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,236
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,345
	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,277
	Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,360
	Jacksonville FL General Fund Revenue	5.000%	10/1/32	1,600	1,761
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	1,801
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,011
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,060
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,389
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	3,996
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,069
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,969
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,865
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,588
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,702
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,797
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,028
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,258
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,489
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,668
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	2,892
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,439
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	1,879
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	7,915
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,389
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,089
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,653
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,843
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	7,527
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,024
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,948
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,223
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,430
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,171
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,799
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,096
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,098
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	2,998

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,418
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,101
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,631
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,706
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,789
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,905
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,789
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,590
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	1,967
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,436
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	597
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,613
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,355
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,382
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,348
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	7,392
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	1,877
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	9,200
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,652
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,169
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	9,432
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	8,293
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	3,662
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,279
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,655
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,142
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,580
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	3,986
	JEA Electric System Electric Power & Light Revenue VRDO	1.670%	11/1/22	26,775	26,775
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,307
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	22,505
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,499
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,358
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,369
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,941
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,001
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,046
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,024
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,302
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,233
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	2,928
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	7,760
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,263
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,702
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	945
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	926
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	5,515
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	986
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,173
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,075
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,042
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	571
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,044
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,416
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,559
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,249
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,351
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,539
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,806
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,079
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,161
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,529
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,064
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,242
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,238
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,062
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,166
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,880
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,239

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,793
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	350
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	512
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	342
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,355	2,228
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,598
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,024
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,124
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,367
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,852
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,016
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,016
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,015
	Lee County School Board COP	5.000%	8/1/23	1,150	1,165
	Lee County School Board COP	5.000%	8/1/27	5,010	5,122
	Lee County School Board COP	5.000%	8/1/28	4,080	4,161
	Lee County School Board COP	5.000%	8/1/34	3,500	3,600
	Lee County School Board COP	5.000%	8/1/35	4,270	4,388
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,341
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	7,604
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,037
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,600
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	5,787
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,344
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,359
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,036
	Miami Beach FL GO	3.000%	5/1/32	4,440	3,952
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,035
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,127
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,260
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,865
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,033
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,309
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,130
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,984
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,087
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,925
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,377
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,561
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,493
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,648
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,811
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,184
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,316
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,542
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,256
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,413
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,546
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,721
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,060
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	769
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,067
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,295
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,002
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	833
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,008
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	2,822
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,356
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,058
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,269
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,026
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,169
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,858
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	2,980
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,516
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,227
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,390

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,730
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,088
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,280
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,096
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,529
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,448
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,395
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	5,893
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,485
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,534
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,268
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,944
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,209
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,718
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,030
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	612
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,586
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,535
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	619
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	3,912
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,770
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,923
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,494
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,460
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,903
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,350
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	6,347
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	4,813
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,800
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	12,721
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,393
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,033
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,978
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,086
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,125
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,155
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,358
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,494
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,055
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	2,844
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,906
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,146
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	3,808
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	3,770
	Miami-Dade County FL GO	5.000%	7/1/23	100	101
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,081
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,356
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	8,657
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,088
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	8,760
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,016
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,156
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,170
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,774
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,528
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,090
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	3,838
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,204
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,133
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	6,044
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,192
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,291
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,282
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,349
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,238
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,627
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	6,895
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	4,886
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,284

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	6,539
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,601
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	3,653
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,411
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	1,786
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	14,500	5,864
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	9,434
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,132
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,127
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	7,318
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	10,361
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,500	11,880
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	10,429
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	10,921
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	9,788
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,229
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,025	7,570
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,380
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	10,767
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	5,617
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	17,277
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	4,926
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	4,279
	Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,265	3,557
	Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,006
	Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	5,166
	Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	6,844
	Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	7,261
	Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	8,592
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	625
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	520
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	943
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,026
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	997
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,099
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	2,990
	Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,235
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,262
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,305
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,229
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,165
	Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	3,903
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,209
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	3,829
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	978
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	12,948
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	10,335	9,179
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	10,000	8,720
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,351
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,657
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,082
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,778
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,270
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,767
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,354
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	4,889
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,081
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,063
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,574
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	3,966
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,732
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,272
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,561
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	1,860
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,225
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	1,866
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,195
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,271
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,530

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Okaloosa County School Board COP	5.000%	10/1/25	595	618
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,053
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,431
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,515
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,654
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,081
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,304
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,592
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,244
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,144
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,540
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,278
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,288
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,522
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	4,928
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,073
	Orange County School Board COP	5.000%	8/1/33	21,500	22,190
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,182
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,181
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,206
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,410
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,417
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,151
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,160
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	5,751
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,204
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,188
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,261
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,099
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,585
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	11,502
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	13,187
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,093
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,569
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,874
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,130
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,119
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	725
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	970
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	505
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	972
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	603
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,211
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	500
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,372
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	497
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	1,966
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	790
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,274
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,268
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,120
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	680
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,179
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	675
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,259
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	963
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,144
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,267
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,231
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	630
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	546
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	626
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,073
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	260	262
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,029
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,130
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,544
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	800	784
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,414

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,022
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,321
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	770	748
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,403
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	435	420
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,772
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	400	384
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	400	382
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	372
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	420	400
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	560	530
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	911
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,033
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,179
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,726
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,191
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,993
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,545
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,360
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,359
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,204
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	702
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,075
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	561
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	527
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,051
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,343
	Pasco County School Board COP	5.000%	8/1/31	5,000	5,403
	Pasco County School Board COP	5.000%	8/1/32	3,250	3,515
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,631
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,532
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	3,926
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	1,665	1,351
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,606
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	1,886
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	975
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	465
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	227
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	452
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,918
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,033
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,321
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,222
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,254
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,029
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,550
	Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,115
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,149
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	10,020
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	4,564
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	5,270
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	10,120
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	9,715
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,553
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,127
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,624
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,172
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,708
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	1,986
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	13,492
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,572
	School District of Broward County COP	5.000%	7/1/35	5,000	5,289
	School District of Broward County COP	5.000%	7/1/36	12,795	13,465
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	258
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	327
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,793
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	2,338
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	10,570
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,532
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,268
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,680
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,194
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	8,527
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,156
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,068
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	1,500	1,117
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	220	196
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	200	175
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	205	177
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	1,500	1,195
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,614
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	507
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	504
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	503
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,140
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,516
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,096
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,052
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,138
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,164
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,608
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,429
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,070
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	975
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,848
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,119
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,574
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,309
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,051
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,030
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,284
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,370
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,066
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,152
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,356
[9]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	11,589
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,029
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,383
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,413
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,143
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,249
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,435
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,688
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,917
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,379
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,543
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,703
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,127
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	303
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	313
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	338
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	389
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	310
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	283
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	385
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	532
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,079
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	307
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	885
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,178
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	232
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,341
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,191
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,362
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	967
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	474
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,629

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,621
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,868
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	602
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	614
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	629
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	645
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	660
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	4,627
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,301
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,637
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,606
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,180
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	698
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,147
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,042
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,038
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,562
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,130
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,396
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,016
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	363
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	459
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	647
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	663
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	876
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,037
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,012
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	651
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,716
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,874
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,685
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,398
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,973
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,497
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,250
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,357
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,143
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,071
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,115
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,350
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	1,928
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,039
					3,035,456
Georgia (3.0%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,407
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,585
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,001
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,631
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,034
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,409
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,317
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,070
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,090
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	5,578
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,020
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,043
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,421
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,282
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,494
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,343
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,575
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,131
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,584
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,204
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	10,402
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	1,866
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	1,748
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	6,955

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	9,153
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,573
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,143
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,308
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	6,745
[5]	Atlanta GA GO	5.000%	12/1/39	7,840	8,348
	Atlanta GA GO, Prere.	4.500%	12/1/24	2,700	2,767
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/22	360	360
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	150	150
[4,8]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	3,460	3,460
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,022
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,635
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,219
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,576
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,421
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,234
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,192
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,202
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	2,910
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	14,646
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,488
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,048
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,543
	Bibb County School District GO	4.000%	3/1/23	100	100
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,314
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	1,776
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,598
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,704
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	2,933
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,600
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,060
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,363
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	933
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,145
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,510
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,671
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	235
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	288
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	384
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	432
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,078
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,225
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,070
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	935
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,193
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,238
	Burke County Development Authority Electric Power & Light Revenue	2.200%	10/1/32	2,100	1,625
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,369
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	318
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	430
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,168
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	535
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	707
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	755
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,860
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,411
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,357
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	466
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	442
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	502
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	318
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	593
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	648
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	573
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,011
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	522
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,043
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	600

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,299
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	468
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,290
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	466
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	549
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	454
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	759
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	686
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	402
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	469
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	556
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	690
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	618
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,011
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,187
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	703
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	445
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,153
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,153
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	349
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	995
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	411
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	726
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	937
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,036
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,691
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,262
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,297
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,668
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,409
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,535
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,350
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,538
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	2,630
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,159
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,286
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,197
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	9,632
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,332
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,060
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	933
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,132
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,189
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,288
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,355
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,134
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,078
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,344
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,364
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	902
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,412
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,504
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,162
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,228
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,005
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,116
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,039
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	943
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,135	1,049
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,105
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	1,867
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,327
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,097
Forsyth County School District GO	5.000%	2/1/27	1,000	1,069
Forsyth County School District GO	5.000%	2/1/33	3,350	3,581

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,704
	Forsyth County School District GO	5.000%	2/1/35	3,790	4,023
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,379
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,237
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,077
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,227
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,126
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,712
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,577
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	2,888
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,645
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,872
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,787
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,045
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	1,973
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,096
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	3,715
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	411
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	621
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	552
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	580
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	515
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	892
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	920
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,766
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,844
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,036
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,629
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	822
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	839
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	1,712
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,340
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	9,950	7,073
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,167
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	8,752
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	22,101
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	12,225
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,003
	Gainesville School District GO	4.000%	11/1/34	680	667
	Gainesville School District GO	4.000%	11/1/35	1,000	974
	Gainesville School District GO	4.000%	11/1/36	1,000	972
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,384
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	4,758
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	4,904
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,235
	Georgia GO	5.000%	7/1/24	22,865	23,529
	Georgia GO	5.000%	7/1/24	29,915	30,784
	Georgia GO	5.000%	12/1/24	10,110	10,472
	Georgia GO	5.000%	2/1/25	3,000	3,065
	Georgia GO	5.000%	7/1/25	20,970	21,916
	Georgia GO	5.000%	7/1/25	1,615	1,688
	Georgia GO	5.000%	2/1/26	9,660	10,184
	Georgia GO	5.000%	7/1/28	9,000	9,799
	Georgia GO	5.000%	7/1/29	1,510	1,621
	Georgia GO	5.000%	7/1/29	10,730	11,820
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,508
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,290
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,495
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,302
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,321
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,188
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,251
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,273
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,306

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,429
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,300
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,486
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,548
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,223
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,323
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	2,590
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,365	1,389
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	932
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,262
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,149
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	3,346
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,112
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	3,251
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,344
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,134
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	1,480	1,460
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,354
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/39	1,620	1,592
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,080
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	1,200	1,171
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,360	1,308
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	603
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,678
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	1,986
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,550
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,398
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	1,846
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,077
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	893
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,321
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	545
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	548
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	367
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,813
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	650
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	515
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	905
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,302
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	757
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	614
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	804
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	509
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,064
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,589
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,217
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	730
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,285
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,062
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,326
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,413
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,419
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,323
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	20,134
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,065
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,341
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,848
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	41,024
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	29,118
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,111
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,130
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,009
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	5,861
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/36	4,000	4,301
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,090
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,335
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,057

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,388
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,451
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,171
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	7,702
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	490
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	693
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	756
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	601
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	2,000	1,923
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,412
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,122
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	428
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	829
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,492
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	518
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	513
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,021
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,271
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,327
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,118
	Gwinnett County School District GO	5.000%	8/1/26	10,435	11,076
	Gwinnett County School District GO	5.000%	2/1/39	15,000	15,988
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,472
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,087
	Houston County School District GO	5.000%	9/1/26	835	886
	Houston County School District GO	5.000%	9/1/27	465	499
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,543
	Jackson County GA School District GO	5.000%	3/1/32	1,020	1,098
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	462
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	653
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	865
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	5,517
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	2,502
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,725
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,227
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	5,857
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	1,943
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	136,997
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	199,659
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,555
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	93,325	89,581
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	35,720	34,508
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	120,860	113,173
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	52,135	51,148
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	81,120	74,759
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	2.926%	8/1/48	6,300	6,246
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,132
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/29	6,430	6,971
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,550
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,439
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	13,851
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	16,211
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	16,642
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,507
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	22,839
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	6,531
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,488
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,580
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,624
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	5,490
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	7,533
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	484
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	758
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	754
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	911
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,067
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,225
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	912
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,085

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,526
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	518
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	528
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	637
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	500
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	417
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,790
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	571
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	371
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	453
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,499
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,252
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	100
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,149
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	11,947
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	1,817
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,435
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	370
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	132
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	106
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	155
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	1,966
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,119
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,038
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,037
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	837
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	542
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	575
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	544
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	434
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,140
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,348
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	414
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	607
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	634
				1,969,881
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	610	618
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	767
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	616
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,306
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,026
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,116
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,023
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,267
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,009
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	302
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	500
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	499
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	372
Guam Income Tax Revenue	5.000%	12/1/31	4,000	3,941
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,091
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,265
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,055
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	5,948
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,026
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	750	743
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,259
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,142
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,269
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,922
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,263
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,311
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,745
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,574
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,604
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,828
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	7,785
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,069

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,475
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,656
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,316
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,846
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,885	2,904
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,718
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,850
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,024
				142,050
Hawaii (0.9%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	19,645
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	10,665
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	8,229
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	15,284
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	25,208
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,042
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	26,649
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	13,201
Hawaii County HI GO	5.000%	9/1/28	1,000	1,051
Hawaii County HI GO	5.000%	9/1/29	2,065	2,170
Hawaii County HI GO	5.000%	9/1/30	1,000	1,049
Hawaii GO	5.000%	8/1/24	10,000	10,300
Hawaii GO	5.000%	4/1/25	19,785	20,585
Hawaii GO	5.000%	10/1/25	12,015	12,594
Hawaii GO	5.000%	10/1/25	3,605	3,779
Hawaii GO	5.000%	4/1/27	7,870	8,296
Hawaii GO	4.000%	4/1/28	5,050	5,123
Hawaii GO	5.000%	5/1/28	14,910	15,930
Hawaii GO	5.000%	10/1/28	8,080	8,562
Hawaii GO	5.000%	10/1/28	9,085	9,627
Hawaii GO	4.000%	4/1/29	10,000	10,134
Hawaii GO	5.000%	8/1/29	6,195	6,366
Hawaii GO	5.000%	10/1/29	7,000	7,407
Hawaii GO	4.000%	4/1/30	14,190	14,337
Hawaii GO	4.000%	5/1/30	13,815	14,083
Hawaii GO	4.000%	10/1/30	14,000	14,154
Hawaii GO	4.000%	4/1/31	1,410	1,419
Hawaii GO	4.000%	5/1/31	14,160	14,345
Hawaii GO	4.000%	10/1/31	5,000	5,003
Hawaii GO	4.000%	5/1/32	6,000	6,037
Hawaii GO	4.000%	10/1/32	5,285	5,278
Hawaii GO	5.000%	1/1/33	10,750	11,407
Hawaii GO	4.000%	1/1/34	8,740	8,728
Hawaii GO	5.000%	1/1/34	8,745	9,247
Hawaii GO	5.000%	1/1/36	22,430	23,587
Hawaii GO	5.000%	1/1/36	13,000	13,786
Hawaii GO	5.000%	1/1/38	6,000	6,328
Hawaii GO, Prere.	5.000%	11/1/22	230	230
Hawaii GO, Prere.	5.000%	11/1/22	500	500
Hawaii GO, Prere.	5.000%	11/1/22	100	100
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,063
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,590
Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,457
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	501
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	497
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	956
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	800
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,228
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	645
Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,232
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,086
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,058
Honolulu County HI GO	5.000%	11/1/25	100	100
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	515
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,532
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,598
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,843
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,370
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,212

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,730
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	8,790
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,178
	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,252
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,381
	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,738
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,306
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,209
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	6,772
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,148
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,396
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,488
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	10,481
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,798
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,606
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,042
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	4,395
	Honolulu HI City & County GO	4.000%	7/1/41	3,045	2,765
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,125
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	6,277
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	10,156
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	3,988
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	7,818
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,153
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	5,618
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,063
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,136
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,582
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,856
	Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,322
	Maui County HI GO	4.000%	3/1/37	690	655
	Maui County HI GO	2.000%	3/1/39	2,365	1,531
	Maui County HI GO	2.000%	3/1/40	2,425	1,536
	Maui County HI GO	2.000%	3/1/41	1,485	923
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,063
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,824
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,393
					617,242
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/30	340	364
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/32	200	213
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/33	945	998
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,028
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,180
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,236
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,304
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,244
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	710
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	1.640%	11/1/22	21,495	21,495
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,567
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,846
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,228
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	4,989
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,677
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,305
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/30	600	659
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/32	600	663
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/33	650	711
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/35	1,000	1,085
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/36	1,500	1,620
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/37	1,000	1,072
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/38	1,900	2,030
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/39	4,500	4,796
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	3,768
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	540
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	816
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,071
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,064
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	937

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,154
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,153
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,062
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,991
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	257
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	271
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	377
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	599
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,865
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,038
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,058
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,081
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	650
					91,772
Illinois (5.7%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,075
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,066
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	2,677
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,711
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,212
	Channahon IL GO, Prere.	4.000%	12/1/22	1,005	1,006
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,777
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,007
[4,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	9,640
	Chicago Board of Education GO	5.000%	12/1/23	15,000	15,066
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,030
	Chicago Board of Education GO	5.000%	12/1/25	11,000	10,989
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,855	4,836
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,657
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,171
	Chicago Board of Education GO	5.000%	12/1/26	5,000	4,962
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,820
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,007
	Chicago Board of Education GO	4.000%	12/1/27	7,175	6,681
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,831
	Chicago Board of Education GO	5.000%	12/1/27	1,000	988
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,606
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	7,942
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,367
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,097
	Chicago Board of Education GO	5.000%	12/1/28	11,100	10,935
	Chicago Board of Education GO	5.000%	12/1/28	4,000	3,940
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	328
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	254
[4,8]	Chicago Board of Education GO	0.000%	12/1/29	1,165	844
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,565
	Chicago Board of Education GO	5.000%	12/1/29	9,625	9,440
	Chicago Board of Education GO	5.000%	12/1/29	2,000	1,962
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,071
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	13,824
[8,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	8,504
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,152
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,527
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,439
[10]	Chicago Board of Education GO	5.500%	12/1/30	115	123
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	14,754
[8,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	6,572
	Chicago Board of Education GO	5.000%	12/1/31	600	581
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,698
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,548
	Chicago Board of Education GO	5.000%	12/1/32	7,300	7,035
	Chicago Board of Education GO	5.000%	12/1/33	12,000	11,490
	Chicago Board of Education GO	5.000%	12/1/33	2,060	1,968
	Chicago Board of Education GO	5.000%	12/1/33	5,750	5,494
	Chicago Board of Education GO	5.000%	12/1/34	700	662
	Chicago Board of Education GO	5.000%	12/1/34	6,035	5,705
	Chicago Board of Education GO	5.000%	12/1/35	750	705
	Chicago Board of Education GO	5.250%	12/1/35	12,170	11,639
	Chicago Board of Education GO	4.000%	12/1/36	7,815	6,512

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/36	10,210	9,559
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,288
	Chicago Board of Education GO	4.000%	12/1/37	19,630	16,194
	Chicago Board of Education GO	4.000%	12/1/38	20,000	16,339
	Chicago Board of Education GO	4.000%	12/1/40	13,425	10,700
	Chicago Board of Education GO	4.000%	12/1/41	9,325	7,329
	Chicago Board of Education GO	4.000%	12/1/42	17,250	13,359
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,189
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,509
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,575
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,302
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,630
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,944
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,114
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,315
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,306
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,958
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,363
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,335
[6]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	2,110	2,023
	Chicago IL GO	0.000%	1/1/24	4,255	4,056
	Chicago IL GO	5.000%	1/1/24	880	883
	Chicago IL GO	5.000%	1/1/25	1,580	1,585
	Chicago IL GO	5.000%	1/1/26	1,050	1,053
	Chicago IL GO	5.000%	1/1/26	1,660	1,665
	Chicago IL GO	5.000%	1/1/26	13,335	13,355
	Chicago IL GO	5.000%	1/1/26	5,000	5,007
	Chicago IL GO	5.000%	1/1/27	9,000	8,987
	Chicago IL GO	5.000%	1/1/27	3,605	3,597
	Chicago IL GO	5.000%	1/1/28	6,000	5,978
	Chicago IL GO	5.000%	1/1/28	8,000	7,970
	Chicago IL GO	5.000%	1/1/29	3,000	2,977
	Chicago IL GO	5.000%	1/1/29	22,500	22,328
	Chicago IL GO	5.000%	1/1/30	9,540	9,395
[9]	Chicago IL GO	0.000%	1/1/31	3,135	2,120
	Chicago IL GO	5.000%	1/1/31	1,300	1,272
	Chicago IL GO	5.000%	1/1/32	800	777
	Chicago IL GO	5.000%	1/1/33	1,500	1,436
[9]	Chicago IL GO	0.000%	1/1/34	2,490	1,412
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,131
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,466
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,199
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,648
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,732
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,390
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,192
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,581
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,785	17,559
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,883
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,536
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,755
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,589
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,692
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,171
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	10,659
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,565
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,173
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,599
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,075
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,450
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,099
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,003
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,039
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,444
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,483
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,152
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,063

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,050
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,754
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	5,947
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,504
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,079
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,087
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	334
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	34,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,277
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,274
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	12,775	13,103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,481
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,398
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,081
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,003
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,303
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,955
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,523
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,223
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,065
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,877
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,607
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	772
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,902
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,339
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,757
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,826
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,609
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,870
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,901
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,853
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,911
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	24,512
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	27,085	25,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	10,666
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	2,585
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	16,000	14,633
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,286
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,062
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	13,045
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	9,207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,090
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,050
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	10,993
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,049

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	11,189
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,194
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,286
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	13,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,316
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,467
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	4,631
	Chicago Park District GO	5.000%	1/1/25	625	636
	Chicago Park District GO	5.000%	1/1/26	515	527
	Chicago Park District GO	5.000%	1/1/27	1,000	1,020
	Chicago Park District GO	5.000%	1/1/27	2,085	2,159
	Chicago Park District GO	5.000%	1/1/27	5,580	5,627
	Chicago Park District GO	5.000%	1/1/28	1,000	1,020
	Chicago Park District GO	5.000%	1/1/28	1,420	1,480
	Chicago Park District GO	5.000%	1/1/29	985	1,004
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,680
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,027
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,525
	Chicago Park District GO	4.000%	1/1/31	1,250	1,204
	Chicago Park District GO	4.000%	1/1/31	505	486
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	5,780
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,660
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,026
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,052
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,352
	Chicago Park District GO	5.000%	1/1/31	1,570	1,581
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	5,736
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,172
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,821
	Chicago Park District GO	5.000%	1/1/32	1,195	1,203
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,774
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,303
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,044
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,703
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,583
	Chicago Park District GO	5.000%	1/1/33	455	458
	Chicago Park District GO	5.000%	1/1/33	500	503
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,244
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,690
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,042
	Chicago Park District GO	5.000%	1/1/34	685	689
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,821
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,796
	Chicago Park District GO	5.000%	1/1/35	490	492
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,322
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,024
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,039
	Chicago Park District GO, Prere.	5.000%	1/1/24	545	555
	Chicago Park District GO, Prere.	5.000%	1/1/24	815	831
	Chicago Park District GO, Prere.	5.000%	1/1/24	585	596
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	1,911
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,457
	Chicago Park District GO, Prere.	5.000%	1/1/24	595	606
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,539
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,127
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,061
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	38,688
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,013
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,073
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,008
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,027
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,004
	Cook County Community Consolidated School District No. 34 Glenview GO	5.000%	12/1/32	6,100	6,656
	Cook County Community Consolidated School District No. 34 Glenview GO	4.000%	12/1/33	6,405	6,256
	Cook County IL GO	4.000%	11/15/25	1,000	1,002
	Cook County IL GO	4.000%	11/15/26	1,000	999
[4]	Cook County IL GO	5.000%	11/15/26	2,500	2,631
	Cook County IL GO	5.000%	11/15/28	2,380	2,533

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/29	3,265	3,501
	Cook County IL GO	5.000%	11/15/31	2,155	2,269
	Cook County IL GO	5.000%	11/15/32	1,615	1,694
	Cook County IL GO	5.000%	11/15/33	1,390	1,452
	Cook County IL GO	5.000%	11/15/33	1,425	1,501
	Cook County IL GO	5.000%	11/15/34	1,180	1,213
	Cook County IL GO	5.000%	11/15/35	1,025	1,053
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	3,985
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,768
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,431
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,098
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,071
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	831
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	564
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	320	344
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	630	676
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	750	805
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/32	350	374
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	5,000	5,095
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,525
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	12,670
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	13,139
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	11,540
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	14,157
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,765
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	1,861
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,755
	Evanston IL GO	3.500%	12/1/38	2,000	1,701
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,684
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	11/2/22	10,000	10,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	498
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,403
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,684
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,549
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	595
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,573
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,106
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	573
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	691
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,045
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	490
	Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	490
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,373
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	835
	Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	485
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	462
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,359
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	304
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	8,128
	Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,049
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,348
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,341
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	840
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,641
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	651
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,001
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	186
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	850	800
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,203
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	175	174
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,262
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,242
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,173
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,155	2,228

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,966
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,352
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	465	453
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,058
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,776
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,122
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,386
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	2,922
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,338
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,422
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,541
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,199
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	513
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,281
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,100
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,842
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,978
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,041
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,376
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	513
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,043
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,589
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,348
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	7,262
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,088
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,129
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,355
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,025
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,649
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	504
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,021
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,337
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,323
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,100
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	1,909
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	9,180
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,714
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,347
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,141
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,567
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	500
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	3,989
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,102
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,079
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	550
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,701
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	397
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,484
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,682
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,434
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	1,841
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,308
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	3,931
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	4,969
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,005
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,458
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	13,850
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	681
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	870
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	3,964
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,122

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	13,184
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	15,023
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,050	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	5,070
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	4,205	4,205
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	25	25
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	5,955	5,959
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,113
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,994
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	10,280
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,325
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	822
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,392
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,815
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,289
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,777
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,876
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,245
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,209
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,287
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	14,555
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	7,927
	Illinois GO	5.000%	11/1/22	10,000	10,000
	Illinois GO	5.000%	11/1/22	65,730	65,730
	Illinois GO	5.000%	2/1/23	8,600	8,622
	Illinois GO	5.000%	2/1/23	7,120	7,138
	Illinois GO	5.000%	3/1/23	2,250	2,258
	Illinois GO	5.000%	3/1/23	4,000	4,014
	Illinois GO	5.000%	7/1/23	6,120	6,158
	Illinois GO	5.000%	8/1/23	17,050	17,165
	Illinois GO	5.000%	10/1/23	4,500	4,534
	Illinois GO	5.000%	10/1/23	5,000	5,038
	Illinois GO	5.000%	11/1/23	42,780	43,119
	Illinois GO	5.000%	1/1/24	14,060	14,176
	Illinois GO	5.000%	2/1/24	6,270	6,323
	Illinois GO	4.000%	3/1/24	5,800	5,775
	Illinois GO	4.000%	5/1/24	10,210	10,152
	Illinois GO	5.500%	7/1/24	19,000	19,129
	Illinois GO	5.000%	10/1/24	3,000	3,026
	Illinois GO	5.000%	10/1/24	3,000	3,026
	Illinois GO	5.000%	11/1/24	38,000	38,330
	Illinois GO	5.000%	2/1/25	3,250	3,276
	Illinois GO	5.000%	2/1/25	3,775	3,792
	Illinois GO	4.000%	3/1/25	1,500	1,479
	Illinois GO	5.000%	3/1/25	1,500	1,512
	Illinois GO	5.000%	11/1/25	18,375	18,517
	Illinois GO	5.000%	1/1/26	2,115	2,131
	Illinois GO	5.000%	2/1/26	11,175	11,208
	Illinois GO	5.000%	3/1/26	4,500	4,533
[4]	Illinois GO	5.000%	4/1/26	16,175	16,232
	Illinois GO	5.500%	7/1/26	7,000	7,032
	Illinois GO	5.000%	10/1/26	4,800	4,834
	Illinois GO	5.000%	10/1/26	3,650	3,676
	Illinois GO	5.000%	11/1/26	2,750	2,769
	Illinois GO	5.000%	12/1/26	8,390	8,447
	Illinois GO	5.000%	1/1/27	7,500	7,539
	Illinois GO	5.000%	4/1/27	3,840	3,848
	Illinois GO	5.500%	7/1/27	8,150	8,182
	Illinois GO	5.000%	9/1/27	3,775	3,791
	Illinois GO	5.000%	11/1/27	1,725	1,730
	Illinois GO	5.000%	11/1/27	4,330	4,345
	Illinois GO	5.000%	12/1/27	10,560	10,595
	Illinois GO	5.000%	2/1/28	10,305	10,330
[4]	Illinois GO	5.000%	4/1/28	4,515	4,528

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	7/1/28	2,710	2,715
	Illinois GO	5.000%	10/1/28	4,000	4,007
	Illinois GO	5.000%	11/1/28	39,880	39,932
	Illinois GO	5.000%	1/1/29	4,055	4,058
	Illinois GO	5.000%	10/1/29	4,000	4,002
	Illinois GO	5.000%	11/1/29	11,355	11,360
	Illinois GO	5.000%	1/1/30	8,000	8,001
	Illinois GO	5.250%	2/1/30	8,945	8,971
	Illinois GO	5.000%	10/1/30	3,000	2,998
	Illinois GO	5.250%	7/1/31	6,000	6,007
	Illinois GO	4.000%	6/1/33	5,880	5,236
[4]	Illinois GO	5.500%	7/1/33	3,300	3,321
	Illinois GO	4.000%	10/1/33	5,000	4,434
	Illinois GO	4.125%	10/1/36	9,500	8,211
	Illinois GO	4.000%	3/1/38	2,150	1,797
	Illinois GO	4.000%	3/1/40	2,300	1,877
	Illinois GO	4.000%	10/1/40	1,500	1,219
	Illinois GO	3.000%	12/1/40	2,500	1,738
	Illinois GO	5.000%	12/1/28	1,800	1,803
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,037
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	6,330	6,259
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,640	8,165
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,475	2,351
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,960	19,750
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,960	12,210
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,194
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,064
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,649
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,999
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,067
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	3,961
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	3,939
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	4,868
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,081
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,075
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,252
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,527
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	576
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	941
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,306
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,370
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,318
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,253
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,528
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,257
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,909
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	18,605	20,209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,432
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,273
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	23,479
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,840
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	4,500	4,511
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,338
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,021
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,386
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,973
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,067
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,234
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,728
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,609
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	1,784
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,598
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,157
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	881

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	2,000	1,768
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	7,445	6,490
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,563
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	38,613
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	61,895	63,202
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	16,300	14,042
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	2,850	2,889
[1]	Joliet IL GO	5.000%	12/15/33	1,400	1,490
[1]	Joliet IL GO	5.000%	12/15/34	1,700	1,794
[1]	Joliet IL GO	5.000%	12/15/37	2,000	2,096
[1]	Joliet IL GO	5.000%	12/15/38	3,085	3,222
[1]	Joliet IL GO	5.250%	12/15/39	1,725	1,831
[1]	Joliet IL GO	5.250%	12/15/40	3,575	3,785
[1]	Joliet IL GO	5.500%	12/15/42	3,500	3,760
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,539
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	874
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	716
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	1,957
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	193
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	417
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	256
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	229
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	223
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	232
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	226
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	271
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	347
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	321
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	267
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	253
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,096
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,120
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,245
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	250
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	255
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	322
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	694
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,661
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	527
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,148
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	30,705
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	21,659
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	25,970
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	9,855
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,290
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	7,895
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,272
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	16,243
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	26,575
[4,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,161
[7,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,423
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	28,279
[4,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	81
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	164
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	28,685
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	46,914
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	667
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	23,925
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	589
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	23,753
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	8,100
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	439
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	504
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,007
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	1,543
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	196
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	934
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	655
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,007
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	604
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	8,722
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	198
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	760
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	184
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	12,774
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	8,358
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	16,412
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	1,780
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	726
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	345
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,990
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	540
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	375	405
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,413
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,460
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,269
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	2,803
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	6,966
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,150	5,650
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,750	3,027
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	8,185	9,008
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,000	7,704
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,688
[4]	Mundelein IL GO	4.000%	12/15/27	500	511
[4]	Mundelein IL GO	4.000%	12/15/28	500	509
[4]	Mundelein IL GO	4.000%	12/15/29	500	512
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,005
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	1,841
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,340
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,244
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,336
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,405
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,546
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	3,846
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,288
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,139
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,736
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,344
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	783
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	525
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	633
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	344
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,121
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	473
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	731
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	914
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	780
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	787
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	778
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	586
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	984
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	669
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	490
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	684
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,191
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	799
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,471
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	648
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	685
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	637
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	24,559
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	11,136
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	3,844
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	11,685
[9]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,109
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,420

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romeoville IL GO	5.000%	12/30/26	3,480	3,688
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	10,379
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,182
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	20,661
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,595
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	25,883
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,222
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,147
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,628
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,074
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,948
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,613
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,758
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,119
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	818
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	943
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	888
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,144
[7]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,206
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,658
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	438
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	6,000	5,401
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,101
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,021
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,442
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,015
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,015
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	9,929
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,544
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,155
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,177
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,669
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	493
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,393
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	2,999
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	4,535
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,084
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	4,642
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	4,692
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	4,884
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	981
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,097
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	953
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	738
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	523
	Will County IL GO, Prere.	5.000%	11/15/22	125	125
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	990
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,364
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,593
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,706
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,182
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,670
[1,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,834
[1,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,327
					3,788,753
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	541
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	461
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,114
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,578
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,543
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,105
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	14,101
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	577
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	596
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	919
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	505
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	497
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	553

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,032
	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue	5.000%	12/15/32	1,590	1,714
[4,8]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,497
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,395
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,050
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	792
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,401
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	800
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,329
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,199
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,059
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,056
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,314
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,067
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,300
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,463
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,199
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	363
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	401
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,045
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,140
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	995
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,164
	Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	4,500	4,176
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,464
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,874
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,157
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,815
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,008
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,059
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,802
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,217
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,028
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,434
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,407
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,671
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,987
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	7,858
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,258
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,350
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,401
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,026
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,715
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	23,088
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,522
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,081
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,948
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	15,613
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,594
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	10,250
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	5,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	1,880
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	6,900	7,554
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	15,390
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	15,780
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,192
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,182
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,267
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,277
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,515
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,032
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,025
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,234
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,351
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	5,000	5,437
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,627
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,635

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	800	877
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/32	1,000	1,105
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	5,140	4,956
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	2,875
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	4,435
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	2,255
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	4,488
	Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,092
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,015
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,402
	Indiana Finance Authority Water Revenue, Prere. (Indiana Finance Authority State Revolving Fund)	5.000%	8/1/26	1,000	1,060
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	507
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	4,635	4,287
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.620%	11/1/22	3,475	3,475
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	788
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	828
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	527
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,669
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,123
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,688
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,254
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,498
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,226
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,552
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,683
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,690
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,308
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,792
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,381
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,902
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,508
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	7,226
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	1.640%	11/1/22	1,000	1,000
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	696
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	700
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,413
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,072
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,452
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,658
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,775
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,713
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,275
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,110
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,632
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,603
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,054
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,694
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	3,876
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,267
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,270
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,396
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	8,978
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	13,630
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,028
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	17,142
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	10,543
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	1,978
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,383
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,459
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	4,596
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,427
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	4,542
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	20,226
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,244
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,716
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,636
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,476
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,329
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,785

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,938
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,219
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	205	206
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,928
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,609
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,658
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,306
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,653
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	788
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	812
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	302
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	202
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	202
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	502
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	700
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,129
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	1,987
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,490
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,573
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,061
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,168
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,289
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,577
					755,869
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/26	5,870	6,200
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	3,818
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	5,420
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	5,487
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,386
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,521
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	11,160	11,160
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	12,807
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	21,322
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,765	4,412
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	1.640%	11/1/22	10,000	10,000
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	11,150	11,561
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/23	1,000	1,013
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	758
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,203
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,259
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,844
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	1,961
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,051
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,151
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,461
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,571
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,691
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,816
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,871
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,746
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	817
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,339
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,359
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,167
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,226
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,900	1,667
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,295
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	855
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,000	2,532
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,000	5,473
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	899
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,218
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,223
					159,560
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,535
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,071

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,061
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,048
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,765
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,150
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,656
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,881
Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	371
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	750	764
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	700	713
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,038
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,196
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,870
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	350	366
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	425	445
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	635	665
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	600	628
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	795	832
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	600
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	497
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	493
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	492
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	486
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	627
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	20,309
Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,755
Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,187
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,013
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,044
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	662
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	510
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,536
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	14,404
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,304
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,340
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,563
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,982
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,383
Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	11,320	11,998
Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	39,655	42,131
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	7,055	7,106
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	13,000	13,094
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	15,045	15,153
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	5,795	5,837
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	23,500	23,715
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	7,000	7,064
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	10,000	10,091
Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	13,515	13,639
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,170
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,204
Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,730
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	467
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	454
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	328
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	352
Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	808
Olathe KS GO	4.000%	10/1/30	4,310	4,363
Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	580	460
Prairie Village KS Tax Allocation Revenue	3.125%	4/1/36	1,000	710
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,289
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,098
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,046
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,609
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,335
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,504
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,281
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	5,769
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,103
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,526
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,053

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,035
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,035
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,618
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,148
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,879
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,864
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,183
[4]	Unified School District No. 489 GO	5.000%	9/1/36	600	644
[4]	Unified School District No. 489 GO	5.000%	9/1/42	2,250	2,379
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	13,560	12,116
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	1,977
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,697
					353,304
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	731
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,319
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,513
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,150
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	618
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	273
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,016
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	388
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	481
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	454
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,051
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	881
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	410
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	324
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	9,832
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	178
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	209
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	209
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	170
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,102
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,246
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,407
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,574
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,749
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,951
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,382
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,442
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,454
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,472
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,957
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,816
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,809
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	10,610
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,469
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,184
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	2,563
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,769
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,122
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	2,893
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,122
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,739
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,027
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,534
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,279
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,762
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,622
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,546
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	1,946
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,826
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,719
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,114
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	8,295
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,682
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,591
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,213

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,154
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,622
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,947
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,308
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,178
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,060
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,133
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,273
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,529
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,044
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,472
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	15,246
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	221,952
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	159,629
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	58,122
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	46,806
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	61,832
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	14,705	13,899
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	16,890	15,464
[3]	Kentucky Public Energy Authority Natural Gas Revenue, SOFR + 1.200%	3.244%	8/1/52	23,000	20,710
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,674
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	205	208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,367
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,912
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,111
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,105
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,050
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,325
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,066
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,163
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,781
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,358
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,330	1,440
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,273
[2,6]	Louisville and Jefferson County Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	1.670%	11/1/22	10,970	10,970
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,044
	Louisville-Jefferson County Metropolitan Government	4.000%	4/1/38	5,895	5,672
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	15,702
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,863
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	6,107
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,489
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	15,457
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,636
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,373
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,112
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,192
	Northern Kentucky Water District Water Revenue	5.000%	2/1/23	100	100
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	12,767
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	11,724
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,741
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,221
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,090
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	971
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,363
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,187
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,404
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,482
[4]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,313
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	431
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	834
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,358
					938,011
Louisiana (0.8%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,032
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,032
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,032
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,097
[2,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Revene TOB VRDO	2.640%	11/3/22	11,408	11,408
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.620%	11/1/22	23,670	23,670

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.660%	11/1/22	1,100	1,100
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	116
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	133
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	176
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	53
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	7,964
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,569
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,088
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,094
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	10,682
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,078
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,475
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,563
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,000
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,073
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	848
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,583
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	14,910
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,436
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,528
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,819
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,745
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,545
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,282
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,736
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,622
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,687
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,260
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,248
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,056
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	21,208
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,258
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,057
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,103
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,278
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	2.635%	5/1/43	7,880	7,600
	Louisiana GO	5.000%	5/1/29	14,815	15,322
	Louisiana GO	5.000%	5/1/30	2,950	3,049
	Louisiana GO	5.000%	10/1/30	2,000	2,160
	Louisiana GO	4.000%	10/1/34	10,710	10,603
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	16,874
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,320
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,686
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,306
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,218
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,097
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,702
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,877
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,422
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,316
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,750
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,671
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,607
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,383
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,637
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,770

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,910
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,050
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	10,498
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,568
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,576
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,605
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,954
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,710
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,221
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	3,535
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	1,751
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,934
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,558
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,120
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,496
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,049
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,707
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,014
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,462
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	403
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	905
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,069
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,221
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	47
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	52
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,393
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,660
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,565
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,048
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	3,796
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	3,874
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,259
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,024
	Louisiana State Transportation Authority Appropriations Revenue, Prere.	5.000%	8/15/23	200	203
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,012
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	1,961
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,048
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,329
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,527
	New Orleans LA GO	5.000%	12/1/23	2,250	2,253
	New Orleans LA GO	5.000%	12/1/24	2,500	2,503
	New Orleans LA GO	5.000%	12/1/25	2,500	2,503
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	3,774
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,262
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,312
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,059
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,837
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,214
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,050
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,549
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,057
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,430
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	16,553
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,219
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,733
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	9,808
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,574
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	3,502
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	1,497
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	2,841

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,219
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	2,515	2,210
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	3,385	2,928
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	2,465	2,104
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	1,755	1,464
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	4,325	4,414
					544,532
Maine (0.2%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	859
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	2,784
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,511
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	2,962
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	379
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	365
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	375
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	484
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,049
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	791
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	846
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	702
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,555
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	481
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	651
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,045
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	578
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	598
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,041
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,035
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	513
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,288
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,029
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	752
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	324
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,367
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,058
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,418
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,358
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	318
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,492
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,783
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,493
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	268
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	447
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	451
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,081
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,524
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	1,635
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,102
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,394
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,319
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,105
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,975
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	3,677
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,065
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,286
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,288
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,913
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,024
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	754
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,232
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	1,986
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	984
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,192
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,025

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	990
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,392
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,300	2,270
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,205
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	1,866
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	1,955
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,551
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,853
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,074
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,624
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	957
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,083
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,038
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,000
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	448
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	389
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	847
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	720
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	641
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	912
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	942
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,032
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,598
					112,754
Maryland (1.7%)
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,259
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,525
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,257
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,119
	Baltimore County MD GO	5.000%	3/1/25	480	499
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,118
	Baltimore County MD GO	5.000%	3/1/26	400	422
	Baltimore County MD GO	5.000%	8/1/26	7,620	7,966
	Baltimore County MD GO	5.000%	3/1/32	7,090	7,614
	Baltimore County MD GO	4.000%	3/1/33	7,115	7,206
	Baltimore County MD GO	5.000%	8/1/33	5,270	5,395
	Baltimore County MD GO	4.000%	3/1/34	7,470	7,498
	Baltimore County MD GO	4.000%	3/1/35	7,845	7,760
	Baltimore MD Appropriations Revenue (Harbor Point Project)	4.875%	6/1/42	875	772
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	166
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	185
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	260
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	169
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	166
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	207
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	212
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	228
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	481
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	234
	Charles County MD GO	5.000%	10/1/27	4,155	4,476
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	779
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,024
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,021
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	4,932
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	1,940
	Harford County MD GO	5.000%	1/15/25	2,255	2,340
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	887
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,175
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,608
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,406
	Howard County MD GO	5.000%	2/15/29	3,220	3,434
	Howard M County D GO, Prere.	3.375%	2/15/23	100	100
	Howard M County D GO, Prere.	5.000%	2/15/23	300	302
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,260
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	5,689
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,125	1,105
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,604
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,339
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,023

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,404
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,475
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	5,432
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,491
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	17,496
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	14,820
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,401
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	30,722
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	28,450
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,429
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	29,101
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/30	2,800	2,877
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,525
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,049
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,390
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,069
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,911
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,289
	Maryland GO	5.000%	8/1/23	60,005	60,833
	Maryland GO	5.000%	3/15/24	25,600	26,216
	Maryland GO	5.000%	8/1/24	21,550	22,201
	Maryland GO	5.000%	3/1/26	4,380	4,619
	Maryland GO	5.000%	3/15/26	27,500	29,015
	Maryland GO	3.000%	8/1/26	20,960	20,627
	Maryland GO	5.000%	8/1/26	42,820	45,417
	Maryland GO	5.000%	3/15/27	14,105	15,087
	Maryland GO	5.000%	3/15/27	10,290	11,006
	Maryland GO	3.000%	8/1/27	2,280	2,219
	Maryland GO	5.000%	8/1/27	8,165	8,776
	Maryland GO	4.000%	3/1/28	2,000	2,061
	Maryland GO	4.000%	8/1/28	1,600	1,651
	Maryland GO	4.000%	3/1/29	7,000	7,220
	Maryland GO	4.000%	8/1/29	6,000	6,197
	Maryland GO	4.000%	6/1/30	68,035	68,479
	Maryland GO	3.250%	8/1/30	9,000	8,686
	Maryland GO	5.000%	6/1/31	10,000	11,173
	Maryland GO	3.500%	3/15/32	10,000	9,679
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	356
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	402
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	624
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	370
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	424
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	398
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	534
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	330
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	69
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	279
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	214
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,167
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,936
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,500
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	586
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	164
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,347
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,592
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	439
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,268
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	873
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,592

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	5,648
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,038
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,021
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,685
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	933
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,023
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,900
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,608
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,577
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,415
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	2,911
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	653
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,097
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,304
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,043
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	2,707
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	602
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,647
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	5,205	5,205
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.780%	12/8/27	73,305	73,305
	Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	137
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	1,865
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	415
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	290
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	450
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	607
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	844
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	684
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,733
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	1,912
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,083
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,724
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,481
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,131
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	1,856
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,389
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,140
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	3,965
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	921
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,344
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,718
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,108
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	3,818
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	2,795
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	5,344
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	8,306
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	4,959
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,017
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	6,596
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	5,672
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,049
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	6,421
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	4,148
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	1,772
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,144
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	3,613
	Montgomery County MD (Consolidated Public Improvement Project) GO	4.000%	8/1/33	4,485	4,551
	Montgomery County MD GO	5.000%	11/1/24	15,390	15,917
	Montgomery County MD GO	5.000%	11/1/26	8,730	9,295
	Montgomery County MD GO	4.000%	11/1/27	5,095	5,245
	Montgomery County MD GO	5.000%	8/1/31	10,000	11,175
	Montgomery County MD GO	5.000%	8/1/37	10,100	11,074
	Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	14,203
	Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,069
	Prince George's County MD GO	5.000%	7/15/26	22,685	24,054
	Prince George's County MD GO	5.000%	7/15/26	11,715	12,422
	Prince George's County MD GO	4.000%	7/1/28	6,995	7,131

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	4.000%	7/15/30	7,500	7,662
	Prince George's County MD GO	3.000%	7/15/33	14,000	12,440
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,763
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	940
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	2,873
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	945
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	754
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,060
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	478
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	758
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	498
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	698
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	906
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,132
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	12,009
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,200
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,442
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,685
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	4,760
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	4,852
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,414
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	5,270
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	14,440
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,318
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,278
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,515	8,611
					1,126,232
Massachusetts (2.1%)
	Barnstable MA GO	4.000%	2/15/23	150	150
[2,6]	Billerica MA GO TOB VRDO	1.720%	11/1/22	1,880	1,880
	Boston MA GO	5.000%	3/1/38	5,475	5,829
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	960
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	906
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	3,833
	Commonwealth of Massachusetts GO	5.000%	8/1/24	35,070	36,130
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	21,093
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,613
	Commonwealth of Massachusetts GO	5.000%	1/1/27	7,725	8,215
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	44,115
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	12,312
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	22,140
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,918
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,512
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,403
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,819
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,567
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,295
[5]	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	56,223
	Commonwealth of Massachusetts GO	4.000%	11/1/30	25,000	25,010
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,683
[5]	Commonwealth of Massachusetts GO	5.000%	10/1/31	58,020	64,094
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,620
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,334
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	6,644
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	24,787
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,752
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,148
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	4,905
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,522
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,855
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	4,849
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,192
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,573
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	1,963
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	8,466
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,229
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	1,954
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	5,461
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	31,600

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	12,020
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	7,432
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,347
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	9,630
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	631
	Fall River MA GO	4.000%	12/1/22	120	120
	Lowell MA GO	4.000%	8/1/37	1,695	1,560
	Lowell MA GO	4.000%	8/1/38	1,410	1,295
	Lowell MA GO	4.000%	8/1/40	1,850	1,655
	Lowell MA GO	4.000%	8/1/41	2,000	1,778
	Marblehead MA GO	2.000%	7/15/41	1,255	765
	Marshfield MA GO	5.000%	11/1/22	135	135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	25,035	26,497
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	35,747
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	12,189
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,861
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	8,229
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,808
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,205
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,045
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	10,185
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,199
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,213
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	3,656
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,162
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,099
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	6,174
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/27	10,065	10,647
	Massachusetts Bay Transportation Authority Special Assessment Revenue, Prere.	5.000%	7/1/26	935	985
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,142
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	970
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	711
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	816
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,306
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	2,984
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	14,506
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	2,390	2,504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,109
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,903
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	17,355
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,235
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,027
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,369
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,304
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,541
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,186
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	353
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,457
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	184
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	660
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	563
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	211
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	692
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,423
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	690
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	545

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	323
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,332
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	493
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	334
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	592
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	302
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	614
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,887
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,654
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,810
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,246
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,074
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,180	2,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,492
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	140	142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,736
[3,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.840%	7/1/49	3,500	3,463
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,202
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,250
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,341
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	1,843
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,694
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,321
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,563
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,325	3,168
[2,6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.630%	11/1/22	7,500	7,500
[2,6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.630%	11/1/22	7,500	7,500
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,056
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,562
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,072
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,492
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,536
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,131
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,027
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,000
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,676
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	9,555
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,100
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,399
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,109
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	39,415
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	21,117
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,950
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	7,752
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	57,249
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,952
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	11/15/22	150	150
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,463
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	7,685
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	9,700
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	11,231
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,757

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,230
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,184
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,255
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,827
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	3,498
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,503
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,688
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,785
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	728
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	5,909
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	5,860
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	9,025
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,800	7,198
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	11,875	12,570
	Natick MA GO	4.000%	11/1/22	150	150
	Natick MA GO	4.000%	7/15/36	5,130	4,997
	Tisbury MA GO	4.000%	8/15/37	1,815	1,756
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	105	107
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,643
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	536
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,138
					1,361,924
Michigan (3.2%)
[14]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,036
[14]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,551
[14]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,151
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,496
[5]	Bloomfield Hills School District GO	5.000%	5/1/30	700	743
[5]	Bloomfield Hills School District GO	5.000%	5/1/31	750	799
[5]	Bloomfield Hills School District GO	5.000%	5/1/32	675	724
[14]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,247
[14]	Chippewa Valley Schools GO	5.000%	5/1/25	755	785
[14]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,036
[14]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,841
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,042
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,109
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,030
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	800	821
[14]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,530
[14]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,679
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	3,819
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,763
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,697
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,069
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,219
[4,14]	Detroit City School District GO	5.250%	5/1/27	1,210	1,294
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,818
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,708
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,540
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,814
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,177
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,061
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,007
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,438
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,368
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,675
[14]	East Lansing School District GO	5.000%	5/1/28	695	744
[14]	East Lansing School District GO	5.000%	5/1/29	500	534
[14]	East Lansing School District GO	5.000%	5/1/30	615	656
[14]	East Lansing School District GO	5.000%	5/1/31	1,955	2,074
[14]	East Lansing School District GO	5.000%	5/1/33	755	794
[14]	East Lansing School District GO	5.000%	5/1/34	1,540	1,614
[14]	East Lansing School District GO	5.000%	5/1/36	1,125	1,171
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,572
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,318
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,052
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,242
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,840
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,228

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,875
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,644
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	30,062
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,696
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,821
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,433
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,545
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,390
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,729
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,460
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,519
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,015
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,328
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	4,993
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,905
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,748
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,635
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	65,886
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	10,896
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,794
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	331
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	970
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,328
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	382
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,032
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,662
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,911
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	374
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	14,964
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	536
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,154
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,763
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,197
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,665
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,264
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,271
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	899
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,373
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	798
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,459
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,140
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	980
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,511
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,335
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	6,609
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	524
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,586
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	784
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,665
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,043
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,739
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,040
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,823
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	2,911
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,907
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,621
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,622
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,433
[14]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,134
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,281
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,737
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,428
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,372
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,053
[14]	Holt Public Schools GO	5.000%	5/1/30	2,640	2,894
[14]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,437
[14]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,029
[14]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,182

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Hudsonville Public Schools GO	4.000%	5/1/35	560	536
[14]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,052
[14]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,112
[14]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,051
[14]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,359
[14]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,065
[14]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	974
[14]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,177
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,238
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,399
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,436
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,463
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	375
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,973
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,757
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	10	11
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	30	32
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,025
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,205
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,280
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,034
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,172
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,371
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,762
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,063
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,779
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,071
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,036
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,218
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,510
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,784
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,155
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,123
[14]	Lake Orion Community School District GO	4.000%	5/1/30	575	585
[14]	Lake Orion Community School District GO	4.000%	5/1/31	400	405
[14]	Lake Orion Community School District GO	4.000%	5/1/32	500	504
[14]	Lake Orion Community School District GO	4.000%	5/1/33	600	598
[14]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,108
[14]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,589
[14]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,599
[14]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,077
[14]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,299
[14]	Lake Orion Community School District GO	4.000%	5/1/38	800	735
[14]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	992
[14]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	992
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,332
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,718
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,430	1,531
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,761
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,716
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,165
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,346
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,941
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,189
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,047
[14]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,403
[14]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,148
[14]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,434
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,237
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,396
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,127
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,663
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,109
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,573
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	4,853
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	707
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	638
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	251
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	720

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	752
Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,179
Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,039
Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,227
Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	892
Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	929
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	935
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,073
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,355
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,373
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,449
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,011
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	435
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	444
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	851
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	878
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	904
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	903
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	357
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	501
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	558
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	569
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	550
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,017
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	841
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,038
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	465
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,342
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,453
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	4,912
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,735
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,191
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,882
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,744
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,762
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,031
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	400
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,176
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,272
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,244
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	896
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,974
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,211
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,376
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,454
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,030
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,535
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,682
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,745
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,045
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,164
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,756
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,466
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	10,400	11,319
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,650
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,972
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,130
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,717
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,498
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,574
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,728
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,466
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	6,400	6,942
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,192
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,070
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,086
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,297
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,311
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	9,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,018
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	5,529
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	7,677
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,220
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,032
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,132
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,503
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,080
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,420
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	8,635
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,168
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,406
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	4,950
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,134
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	12,632
[2,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	11/3/22	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	7,000	7,196
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,392
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,054
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,081
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,084
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	6,650	6,836
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,328
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	16,645	17,111
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.090%	12/1/24	39,500	39,525
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	12/1/25	13,000	12,964
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	840	841
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,035
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,383
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,453
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,445
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,323
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,533
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,526
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,270
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,378
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,442
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,410
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,360
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,089
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,304
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,013
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,161
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,074
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,522
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	1,913
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,610
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,155
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	2,646
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,212
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	19,211
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,548
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,885
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,025
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	12,542
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	10,233
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,176
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,509
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,537
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,383
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,024
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,180
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,562
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,076
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,566

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	677
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	507
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,401
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,706
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,349
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,025
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,103
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,456
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	3,693
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,013
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	4,573
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,161
Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	5,544
Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,664
Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	3,540
Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,917
Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,467
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,773
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,238
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	718
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,149
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,559
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,605
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,022
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	867
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,023
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,053
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,133
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,372
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,660
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,650
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,360
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,592
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,680
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,797
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,475
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,730
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	15,045
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,685
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,814
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	25,114
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,831
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,433
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,138
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,708
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,785
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	691
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	518
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,178
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,193
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,284
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,660
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,444
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,500
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,975
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,197
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,893
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,416
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,252
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/27	165	177
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	4,465	4,381
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,370	4,219
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,750	12,875
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,495
Michigan State University College & University Revenue	5.000%	2/15/30	900	967
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,553
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,473
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,064
Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,164

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,371
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,958
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,642
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	946
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,325
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,256
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,748
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,276
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,069
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,731
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,271
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,046
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,537
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,251
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,421
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	11,000	10,563
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,099
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	34,670
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	12,384
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	26,847
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	24,840	23,469
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	24,795	23,172
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	27,000	25,232
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	15,555
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	15,420	14,260
[14]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,120
[14]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,179
[14]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,248
[14]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,795
[14]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,071
	Oakland University College & University Revenue	5.000%	3/1/24	540	551
	Oakland University College & University Revenue	5.000%	3/1/25	540	558
	Oakland University College & University Revenue	5.000%	3/1/26	500	523
	Oakland University College & University Revenue	5.000%	3/1/27	785	817
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,298
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,798
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,419
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,221
[5]	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,364
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,815
[5]	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,337
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,828
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,246
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,062
[5]	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,548
[5]	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,542
[5]	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,615
[5]	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,713
[5]	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,266
[5]	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,424
[5]	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,594
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,223
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,472
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,216
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,674
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,346
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,588
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,775
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,781
[14]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,095
[14]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,586
[14]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,349
[14]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,411
[14]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,490
[14]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,044
[14]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,166
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	2,245	2,295
[14]	Saginaw City School District GO	4.000%	5/1/36	700	653
[14]	Saginaw City School District GO	4.000%	5/1/40	3,260	2,927

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,010
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,306
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,065
	Southfield MI GO	3.000%	5/1/33	2,630	2,285
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,186
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,063
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,712
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,533
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,310
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,443
[14]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,303
[14]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,366
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,577
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,471
[14]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,499
[14]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,755
[14]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,501
[14]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,469
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,556
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,814
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,619
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,661
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	884
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,539
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	5,941
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	703
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,820
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	3,998
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,576
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	691
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,545
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	865
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	823
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,374
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,371
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	786
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	438
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,302
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,989
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	428
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	419
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,308
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	465
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,428
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,629
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	794
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,904
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	654
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,201
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	652
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,075
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	904
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	614
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,085
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,065
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,745
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,795
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	215
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	430
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	238
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	433
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	269
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	539
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	214
[4]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	627
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	265
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	636
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	316
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	632

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	210
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	418
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	627
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	260
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	421
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	208
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	518
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	233
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	414
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,987
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,035
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,092
					2,123,833
Minnesota (0.8%)
	Cambridge-Isanti Independent School District No. 911 GO	3.000%	2/1/23	100	100
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	251
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	502
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	500
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,500	1,371
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,225
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,836
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,511
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,412
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,071
	Hennepin County MN GO	5.000%	12/15/30	5,020	5,469
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,510
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,022
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,390
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,440
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,765
	Metropolitan Council GAN GO	5.000%	12/1/29	30,000	33,000
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,000
	Minneapolis MN GO	3.000%	12/1/32	3,640	3,238
	Minneapolis MN GO	5.000%	12/1/32	4,460	4,867
	Minneapolis MN GO	5.000%	12/1/33	2,450	2,662
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,783
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,870	1,870
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,056
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,319
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	719
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,365
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,681
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	618
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,530
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,592
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	723
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,572
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	580
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,139
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	662
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	674
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	940
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	897
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	961
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	957
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,305
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,467
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,484
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,686
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,081
	Minnesota GO	5.000%	8/1/24	12,355	12,728
	Minnesota GO	5.000%	8/1/24	15,500	15,968
	Minnesota GO	5.000%	10/1/25	17,320	18,150
	Minnesota GO	5.000%	8/1/26	35,060	36,641
	Minnesota GO	5.000%	8/1/27	4,000	4,178
	Minnesota GO	5.000%	8/1/28	5,000	5,438
	Minnesota GO	5.000%	8/1/28	12,365	13,449
	Minnesota GO	5.000%	8/1/29	9,550	10,506
	Minnesota GO	4.000%	8/1/31	1,000	1,021

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	10/1/32	10,000	10,642
	Minnesota GO	5.000%	8/1/33	12,280	12,897
	Minnesota GO	5.000%	8/1/34	10,000	10,495
	Minnesota GO	5.000%	8/1/35	9,535	9,993
	Minnesota GO	5.000%	8/1/36	11,000	11,979
	Minnesota GO	5.000%	8/1/40	10,610	11,396
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,045
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,093
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	211
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,147
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	604
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,206
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	448
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,259
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,315
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,381
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,438
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	677
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,501
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	312
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	671
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,118
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,200
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,218
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,325
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,113
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,442
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,171
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	170
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	131
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	160
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	219
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	158
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	161
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	415	338
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	220
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	270
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	780	653
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	16,262	15,259
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,285	4,226
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,235	4,967
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/22	1,350	1,350
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,105	1,099
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,483
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	1,964
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	18,090	17,417
[2,3]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.044%	12/1/52	17,000	16,057
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,439
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,851
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,176
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,750
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,276
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,530
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,042
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	837
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	807
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,846
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,119
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,134
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,342
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,324
	University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,370
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	6,613
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,511
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,436
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,893
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,098
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,757
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	130	133

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,266
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	7,640
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	9,155
				512,826
Mississippi (0.4%)
DeSoto County MS GO	5.000%	11/1/27	1,585	1,703
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,705
Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,256
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,274
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,608
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,616
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.620%	11/1/22	22,800	22,800
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.660%	11/1/22	3,705	3,705
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.620%	11/1/22	18,530	18,530
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.660%	11/1/22	3,900	3,900
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.660%	11/1/22	6,630	6,630
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,570
Mississippi Development Bank Appropriations Revenue, Prere.	5.000%	1/1/23	100	100
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,550
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,198
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,641
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,312
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,952
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	822
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,123
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,167
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,070
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,602
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	1,822
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	925
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,462
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,052
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	697
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	3,540	3,082
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/26	6,045	6,308
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/27	7,985	8,365
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/28	2,315	2,447
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,628
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,480
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,231
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,027
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,441
Mississippi GO	5.000%	10/1/29	15,080	16,161
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/38	2,000	1,880
Mississippi GO	4.000%	10/1/39	6,000	5,575
Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,464
Mississippi GO, Prere.	5.000%	10/1/25	5,825	6,104
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,330
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,926
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,867
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,256
Mississippi GO, Prere.	5.000%	10/1/27	6,250	6,727
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,041
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	819
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	814
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	757
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	753
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,001
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,243
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,637
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,417
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,198
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,297

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,805
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,799
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,639
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,200
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,635
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,579
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,835
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,702
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,664
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,861
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,490
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	854
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	1,907
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,037
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,560
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	1,997
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,440
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,456
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,629
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	2,990
				292,157
Missouri (1.0%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	954
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	703
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,031
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,019
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,421
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	848
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	4,887
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	875
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,107
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	751
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,347
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	6,106
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	6,326
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,573
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,469
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,360
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,330
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,600
Columbia MO Water & Electric System Electric Power & Light Revenue	5.000%	10/1/24	1,385	1,425
Curators of the University of Missouri College & University Revenue, ETM	5.000%	11/1/22	350	350
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,385
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,048
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	13,095
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	14,003
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,803
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,940
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,924
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,701
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	605
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	255
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	491
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,417
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	3,874
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,403
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,763
Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,704
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,366
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,004
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,765
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,175
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,200
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,748
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,617
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,153

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,075
Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,081
Kansas MO Appropriations Revenue	5.000%	4/1/31	800	868
Kansas MO Appropriations Revenue	5.000%	4/1/32	670	719
Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,067
Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,177
Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,052
Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,088
Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	3,467
Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,206
Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,277
Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,061
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	5,905
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	4,666
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,034
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,505
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,125
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,049
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,925
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,074
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,533
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,123
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,404
Missouri Development Finance Board Recreational Revenue VRDO	1.640%	11/1/22	12,625	12,625
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	998
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,159
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,099
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,067
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	834
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,897
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,002
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,007
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,149
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	646
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,034
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,081
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	507
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,195
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	672
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,402
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,334
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,479
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	490
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,267
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,436
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,539
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	534
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	4,899
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,589
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	34,370
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	512
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,270
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	1,474
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	4,835
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	460
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,060
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,634
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,656
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,618
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	470
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,007
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,281
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	4,794
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	765
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,550
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	532
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,689
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	1,811

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	1,657
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,528
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	36,000	36,562
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	38,926	41,648
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,090
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,678
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,587
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,074
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,189
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	10,483
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,690	1,612
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,210	4,253
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	4,693
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,363
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,302
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,106
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	6,577
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,176
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,176
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	6,854
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	10,057
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	3,764
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,703
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,079
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,131
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,065
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,976
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,343
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,388
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,565
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,096
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,144
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,142
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,655	4,596
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	9,788
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	4,603
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	9,237
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	4,955
	Springfield School District No. R-12 GO	4.000%	3/1/35	4,500	4,451
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,221
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,613
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	5,000	4,283
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,591
[9]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,125
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,612
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,228
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,786
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,309
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	3,795	3,690
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,144
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	985
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,273
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	2,786
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	1,986
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,532
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	2,945
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	3,285	3,194
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,549
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,855
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	853
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	2,829
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,409
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,719
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,190
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,587
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,239

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,870
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	1,810
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,009
					688,710
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	19,691
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,573
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	519
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,569
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	370
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	5,401
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,701
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,441
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,059
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	505
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,036
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,114
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	8,070
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,624
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	2,934
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	414
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,251
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,059
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	595
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,803
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	3,836
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	431
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,504
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	677
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,068
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,257
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	922
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,107
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,562
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	768
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,121
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	714
					84,961
Multiple States (0.3%)
[2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,105	12,240
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,310	26,132
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,205	11,371
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,759	11,434
[6,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	47,480	38,927
[2,6,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	48,680	39,603
[2,6,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	31,590	25,409
					165,116
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,385
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,052
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,225
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,101
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,078
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,025
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,103
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	692
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	13,420	12,842
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	93,690
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	135,670	134,006
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	28,900	28,346
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,526
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	2,947
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,189
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	529
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	639
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	480

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	287
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	613
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	388
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	473
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,070
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	499
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	261
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,935
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,434
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,075
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,199
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,820
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,281
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,935
Elkhorn School District GO	5.000%	12/15/31	330	360
Elkhorn School District GO	4.000%	12/15/32	325	325
Elkhorn School District GO	4.000%	12/15/33	375	373
Elkhorn School District GO	4.000%	12/15/34	350	346
Elkhorn School District GO	4.000%	12/15/35	350	345
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,728
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,007
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,160
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,228
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	715
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,335
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	767
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	482
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	755
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,295
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,082
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,109
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,398
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,233
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,500
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,413
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,604
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,519
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,687
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	9,810
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,065
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,331
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,310
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,053
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,565
Omaha NE GO, Prere.	3.625%	11/15/22	265	265
Omaha NE Sewer Revenue	4.000%	4/1/33	500	498
Omaha NE Sewer Revenue	4.000%	4/1/34	650	646
Omaha NE Sewer Revenue	4.000%	4/1/35	500	490
Omaha NE Sewer Revenue, Prere.	5.000%	11/15/22	150	150
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,524
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,325
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,452
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,649
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,738
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,239
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,611
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,410
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,923
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,058
Omaha School District GO	5.000%	12/15/27	2,000	2,146
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,538
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,007
Sarpy County NE GO	5.000%	6/1/25	2,300	2,394
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,898
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,008
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,580
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,612
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,091
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,047

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,272
					453,596
Nevada (1.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	994
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	9,108
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	20,714
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,346
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,419
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,673
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,647
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,529
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,340
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,120
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,863
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,878
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,751
	Clark County NV GO	5.000%	6/1/26	2,020	2,132
	Clark County NV GO	5.000%	7/1/26	2,475	2,579
	Clark County NV GO	5.000%	6/1/27	2,625	2,806
	Clark County NV GO	4.000%	6/1/31	17,000	17,219
	Clark County NV GO	4.000%	11/1/31	5,950	6,022
	Clark County NV GO	5.000%	11/1/31	6,545	7,063
	Clark County NV GO	5.000%	11/1/31	1,645	1,701
	Clark County NV GO	4.000%	6/1/32	12,000	12,073
	Clark County NV GO	4.000%	11/1/32	1,015	1,020
	Clark County NV GO	5.000%	11/1/32	6,730	7,240
	Clark County NV GO	5.000%	7/1/33	16,290	16,325
	Clark County NV GO	4.000%	12/1/36	20,440	19,361
	Clark County NV GO	4.000%	12/1/36	8,830	8,364
	Clark County NV GO	4.000%	12/1/37	18,825	17,711
	Clark County NV GO	4.000%	12/1/38	21,055	19,646
	Clark County NV GO	4.000%	7/1/39	11,115	10,261
	Clark County NV GO, Prere.	5.000%	11/1/23	250	254
	Clark County NV Industrial Revenue	2.100%	6/1/31	19,000	15,077
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/30	1,500	1,607
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,697
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,508
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	7,906
	Clark County School District GO	5.000%	6/15/25	20,000	20,756
[4]	Clark County School District GO	5.000%	6/15/27	8,975	9,540
[4]	Clark County School District GO	5.000%	6/15/28	9,530	10,101
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,368
	Clark County School District GO	5.000%	6/15/28	8,620	9,193
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,349
[4]	Clark County School District GO	4.000%	6/15/30	10,505	10,581
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,156
	Clark County School District GO	5.000%	6/15/30	6,595	7,099
[4]	Clark County School District GO	4.000%	6/15/31	10,930	11,002
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,079
[4]	Clark County School District GO	4.000%	6/15/32	11,465	11,447
	Clark County School District GO	4.000%	6/15/32	8,845	8,809
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,681
[1]	Clark County School District GO	3.000%	6/15/33	6,575	5,657
[4]	Clark County School District GO	4.000%	6/15/33	10,000	9,931
[4]	Clark County School District GO	4.000%	6/15/33	11,920	11,838
[1]	Clark County School District GO	3.000%	6/15/34	10,920	9,208
[4]	Clark County School District GO	4.000%	6/15/34	12,400	12,207
	Clark County School District GO	4.000%	6/15/34	5,000	4,903
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,064
	Clark County School District GO	4.000%	6/15/35	14,910	14,453
	Clark County School District GO	4.000%	6/15/35	10,375	9,953
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,431
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,212
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,095
	Clark County School District GO	3.000%	6/15/37	8,730	6,700
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,185
	Clark County School District GO	3.000%	6/15/38	11,595	8,745
[4]	Clark County School District GO	4.000%	6/15/38	1,000	934
[1]	Clark County School District GO	3.000%	6/15/39	3,540	2,636

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	3.000%	6/15/39	9,395	6,929
[4]	Clark County School District GO	4.000%	6/15/39	1,000	917
	Clark County School District GO	3.000%	6/15/40	11,760	8,530
	Clark County School District GO	3.000%	6/15/41	10,760	7,640
	Clark County Water Reclamation District GO	3.000%	7/1/31	5,870	5,359
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,119
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	1,987
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,016
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,152
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,345
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	591
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	983
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,898
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	813
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	746
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,724
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	511
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	613
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	740
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	312
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	510
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	509
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	407
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,333
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,501
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,684
	Las Vegas NV GO	4.000%	6/1/31	4,795	4,849
	Las Vegas NV GO	3.000%	6/1/33	2,190	1,932
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	218
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	300	244
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	225	180
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	525	401
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	835	598
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,135
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,191
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,292
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,072
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,706
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,200
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	10,609
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,447
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	11,341
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,302
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,220
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	5,836
	Las Vegas Valley Water District GO	4.000%	6/1/38	8,315	7,822
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,689
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,732
	Las Vegas Valley Water District GO	4.000%	6/1/42	7,280	6,582
	Nevada GO	5.000%	11/1/25	36,340	37,779
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,251
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,272
[2,6]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	1.670%	11/1/22	19,485	19,485
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,175	3,211
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	518
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	516
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	467
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	510
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	626
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	508
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	507
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	667
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,312
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,435
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,842
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,877
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	8,064
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,866

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County School District GO	5.000%	4/1/26	2,030	2,132
					826,985
New Hampshire (0.3%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,007
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	8,724
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,072
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,418
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	796
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	534
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	519
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	794
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	760
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	586
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	634
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	905
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,150
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,174
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,333
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	444
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	55,272	50,987
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,988	2,697
	New Hampshire GO	5.000%	12/1/25	4,405	4,625
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,892
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,004
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,638
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	18,007
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	43,290	36,770
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	467
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	397
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	641
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	608
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	667
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,516
					175,766
New Jersey (3.7%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,136
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,920
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,164
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,903
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,021
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,260
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	2,842
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,734
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,619
[4]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,229
[4]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,260
[4]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,086
[4]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,013
[9]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	10,226
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	3,716
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,872
	Essex County NJ GO	2.000%	9/1/39	3,750	2,337
	Essex County NJ GO	2.000%	9/1/40	3,750	2,268
	Essex County NJ GO	2.000%	9/1/41	3,750	2,224
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,065
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	4,921
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	3,236
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	6,305
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	7,657
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	4,201
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	2,692
	Hudson County NJ GO	3.000%	11/15/29	8,990	8,396
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,133
	Hudson County NJ GO	2.000%	11/15/34	5,000	3,633
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,341
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,487
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	1.600%	11/1/22	4,900	4,900
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,120

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,135
	Livingston Township NJ BAN GO	1.500%	12/14/22	1,855	1,851
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,604
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,538
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,631
	Monmouth County Improvement Authority Indirect Ad Valorem Property Revenue	5.000%	1/15/23	125	125
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/22	780	781
	Monmouth County Improvement Authority Lease Revenue	5.000%	10/1/23	115	117
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,276
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,103
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	1,891
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	677
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/29	460	503
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/30	1,000	1,106
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	505
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,402
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	27,396
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	37,595
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	4,879
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,732
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,737
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,401
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	617
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,748
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	623
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	620
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,284
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	2,795
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,026
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	12,222
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	7,729
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	869
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,365	1,389
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	8,615
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,851
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	926
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,047
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,365
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	1,974
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	882
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,276
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	455
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,553
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,377
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	902
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	890
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	527
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	603
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	356
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,117
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,253
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	34,893
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	35,798
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,452
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,047
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,793
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,106
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,088
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,563
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	210	212
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	10,632
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,263
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,773
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,089
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	939
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	895
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,585
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,697
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	4,500	4,537

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,500	2,510
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,487
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	9,813
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,850	1,602
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,217
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,138
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,240
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,343
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,691
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	105	106
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,044
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,197
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	170	175
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,170
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	344
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	347
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,576
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	530
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,583
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	2,941
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	680
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	3,904
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	641
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,320
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	5,976
	New Jersey GO	5.000%	6/1/25	13,115	13,611
	New Jersey GO	2.000%	6/1/26	2,040	1,884
	New Jersey GO	5.000%	6/1/26	11,610	12,182
	New Jersey GO	5.000%	6/1/27	15,000	15,905
	New Jersey GO	5.000%	6/1/29	23,875	25,792
	New Jersey GO	4.000%	6/1/30	58,870	59,426
	New Jersey GO	2.000%	6/1/31	20,500	16,586
	New Jersey GO	4.000%	6/1/31	29,890	29,830
	New Jersey GO	2.000%	6/1/32	9,885	7,771
	New Jersey GO	3.000%	6/1/32	30,765	26,635
	New Jersey GO	4.000%	6/1/32	8,185	8,128
	New Jersey GO	2.000%	6/1/35	21,090	15,144
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,887
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,450
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,070
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,148
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,175
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,161
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	977
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,046
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	611
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	4,192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,076
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,605	4,157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	717
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,320	2,957
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,419
[2,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	11/3/22	2,775	2,775
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.340%	11/1/22	675	675
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	899
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,755
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,013
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,451

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,081
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,614
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	13,938
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,535
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	885
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,365
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	6,000	6,061
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.440%	5/1/48	10,000	10,080
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,305
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	10,371
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	10,639
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	10,872
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	8,312
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	12,429
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	8,286
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	12,947
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	7,194
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	6,166
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	9,273
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	11,534
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	5,556
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	7,415
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	4,551
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	3,608
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	3,777
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	29,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	13,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,764
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	63,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	14,825
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	22,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	35,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	11,796
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,683
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,700	4,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,905	1,381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	13,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	3,625
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,470	4,466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	16,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,260
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	29,744
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	5,566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	20,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	8,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	18,033
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,505	772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,294
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	4,678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	4,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	3,820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	6,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,000	368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	9,380	7,974
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	5,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,157

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	503
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	6,725	6,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	4,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	5,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,420	10,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	9,806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	13,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	985
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	9,985	8,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	9,492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	6,376
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,567
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,049
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	4,551
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	3,767
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,382
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,250
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	9,535	8,489
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	5,961
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,076
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,127
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	8,910	7,727
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,160
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	2,744
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,153
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	6,817
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	12,891
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	30,959
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,589
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,066
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,143
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,267
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	31,249
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,183
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,448
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	27,804
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,263
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	2,933
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	65,983
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,129
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,247
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	1,946
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,275
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	12,539
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	8,536
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	752
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,009
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,018
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	1,600
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,610	17,601
	Passaic County NJ GO	1.250%	11/1/22	700	700
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,572
[1]	Perth Amboy NJ GO	5.000%	3/15/31	1,235	1,346
	Scotch Plains Township NJ BAN GO	2.000%	12/2/22	3,000	2,997
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,098
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,160
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,236
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	569
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,271
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,518

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,663
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,052
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,115
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,201
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,295
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,008
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,032
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	257
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	957
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,006
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	15,693
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	6,840
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	4,812
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	793
	Sussex County NJ GO	5.000%	2/15/24	1	1
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,148
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,815
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	4,144
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	17,858
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	7,713
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	21,448
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	25,679
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	9,148
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	34,417
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	30,080
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	37,024
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	22,648
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,556
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,733
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,348
	Toms River Board of Education GO	3.000%	7/15/32	6,000	5,220
	Toms River Board of Education GO	3.000%	7/15/33	3,000	2,547
	Toms River Board of Education GO	3.000%	7/15/34	8,720	7,230
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,520
	Union County Improvement Authority Miscellaneous Revenue	4.000%	9/1/23	100	101
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,595
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,579
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,555
	West Caldwell Township NJ BAN GO	1.500%	12/9/22	8,850	8,833
					2,461,345
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	2,719
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,527
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,318
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	1,788
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,005
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	565
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	342
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	16,097
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	11,118
	Farmington NM Industrial Revenue	2.150%	4/1/33	14,960	11,280
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	16,873
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	9,950	8,243
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,583
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,477
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	955
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,049
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	825
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	857
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,408
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,014
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	935
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	859
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,034
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,000	1,000
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,104
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,526
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,124

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,124
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,837
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,603
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	1,240	1,156
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	118,217
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	1,170	1,170
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	580
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	409
[6]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	841
					225,562
New York (14.8%)
	Amherst NY BAN GO	1.500%	11/4/22	4,500	4,499
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,402
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,959
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,011
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,377
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	9,667
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	5,508
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	10,200
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	7,484
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,393
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,538
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,166
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,268
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,372
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,280
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	938
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	845
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,295
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	813
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,389
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,033
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,036
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,060
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	564
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,267
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,527
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,703
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,336
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,759
	Clarence NY GO	5.000%	5/15/23	125	126
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,029
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	454
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	477
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	500
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	459
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	472
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	495
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	511
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	522
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	553
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	914
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,038
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	437
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	974
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	188
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	384
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	201
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,257
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,876
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,337
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,277
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,498
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,569
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	2,964
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	654
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	348
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	669

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	612
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	558
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	927
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,381
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,926
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	439
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	618
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	739
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	804
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,171
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,833
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,692
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	401
	Haverstraw-Stony Point Central School District GO	4.000%	1/15/23	150	150
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,172
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	7,214
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,299
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,216
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	18,790
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	29,898
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	24,938
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	13,682
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,621
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,153
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,041
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	2,275	2,237
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,801
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	8,976
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,329
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,277
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,050
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,200	1,272
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	5,017
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,475
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	3,972
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,561
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,567
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	226
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,790
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,681
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,060
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	15,721
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	18,736
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,465
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,000
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	18,972
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	3,947
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	26,323
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,367
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,887
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,617
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,199
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,165
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	61,558
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	14,878
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,118
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,080
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	6,685
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,665
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,055
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	379
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,017

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,095
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,862
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	29,280	29,298
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,120	1,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,926
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,718
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	20,703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,864
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	14,846
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	10,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,885
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	10,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,470	2,471
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	305	305
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,702
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	59,357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,054
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,404
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	4,976
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	12,993
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,399
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	1,991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	19,305
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	323
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	15,407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	6,128
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	6,597
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,028
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	43,159
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	18,515
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	192,070
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	134,190
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,530
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,543
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	34,302
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.587%	11/1/32	3,290	3,217
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.594%	11/1/32	8,510	8,320
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.570%	11/1/22	14,015	14,015
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	2.837%	11/1/32	2,500	2,371
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	380	380
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	115	115
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	205	205
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,571
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,531
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	12,830
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,435
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	1,970
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	1,865
	Monroe County NY GO	2.000%	6/1/33	1,755	1,322
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,080
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,892
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,649
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,270
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,374
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,334
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,308
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,363
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,271

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	2,783
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	97,237
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	4.000%	11/15/22	500	500
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	350	350
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	190	190
	Nassau County Interim Finance Authority Sales Tax Revenue, Prere.	5.000%	11/15/22	100	100
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,795
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,293
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,138
	Nassau County NY GO	5.000%	4/1/23	15,665	15,776
	Nassau County NY GO	5.000%	10/1/23	500	508
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	2,386
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,190
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	2,563
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	4,124
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,234
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	6,627
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	907
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	7,741
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	14,402
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	22,061
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,875
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	12,614
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,150	4,642
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,274
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	14,535
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	33,073
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	12,940	13,097
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	17,300	17,538
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	22,000	22,303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	12,500	12,672
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,074
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,390
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	783
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,100
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	896
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	1,843
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	4,867
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,653
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	11,825	11,849
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	9,786
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	23,300
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	12,750
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	5,441
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	808
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	11,280	9,299
[2,6]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.700%	11/1/22	52,625	52,625
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,500	2,646
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	15,280	16,150
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	12,500	12,580
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,528
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,182
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,458
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	12,545
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,221
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	4,863
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	29,050	29,658
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,267
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,552
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	6,460
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	3,825	3,437
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	4,492
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	8,362
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,875	6,113
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	22,750	20,227
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.600%	11/1/22	2,570	2,570
	New York City Municipal Water Finance Water Revenue VRDO	1.570%	11/1/22	6,800	6,800
	New York City Municipal Water Finance Water Revenue VRDO	1.590%	11/1/22	2,300	2,300
	New York City Municipal Water Finance Water Revenue VRDO	1.600%	11/1/22	4,765	4,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.630%	11/1/22	3,545	3,545
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.630%	11/1/22	104,870	104,870
[2,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.700%	11/1/22	12,600	12,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	8,825
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,431
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,568
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,238
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,455
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,529
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,162
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,256
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,231
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	1,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	3,750	3,509
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	1,963
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	27,378
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	6,752
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,260
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,678
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/22	700	700
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/23	135	135
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,293
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,066
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	10,220
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	879
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	10,190
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	21,520	20,404
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,375
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,885
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	11,856
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	19,778
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,363
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	4,679
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	8,356
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	16,698
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	4,615
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,445
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	20,461
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	31,150	23,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	110	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	14,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	10,276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,808
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	20,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	10,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,308
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	12,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	7,461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	4,701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,095
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	34,400	37,673
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	7,000	7,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,495	7,086
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	12,500	12,543
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,936
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,694
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,865

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	14,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	14,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	23,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	27,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	8,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	20,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	8,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	28,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	4,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	1,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	4,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	9,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	24,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	6,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	20,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	48,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	25,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	2,000	1,879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	21,338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	24,768
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	36,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	7,913
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	19,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	5,728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	8,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	5,500	5,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	32,250	29,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	12,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	15,500	14,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	19,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	4,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	7,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	3,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	10,486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,016

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	3,765	3,431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,374
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	9,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	13,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	20,180	20,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,052
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	10,628
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,390
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,000	7,147
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	30,796
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	15,872
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	9,848
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	17,004
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	30,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	19,836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	6,490	6,681
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	22,458
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	29,125	29,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	3,000	3,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.590%	11/1/22	2,600	2,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	11/1/22	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	11/1/22	2,900	2,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	11/1/22	4,175	4,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	11/1/22	4,000	4,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.630%	11/1/22	1,000	1,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.630%	11/1/22	59,165	59,165
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,168
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	3,728
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,165
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,341
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,684
	New York City Water & Sewer System Sewer Revenue VRDO	1.600%	11/1/22	4,800	4,800
	New York City Water & Sewer System Sewer Revenue VRDO	1.630%	11/1/22	4,700	4,700
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,061
	New York City Water & Sewer System Sewer Water Revenue	4.000%	6/15/39	1,940	1,784
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	19,112
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	31,567
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	5,795
	New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	10,666
	New York City Water & Sewer System Water Revenue	5.250%	6/15/33	9,820	10,409
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	5,366
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	22,753
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,063
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	27,841
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	15,637
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	113,647
	New York City Water & Sewer System Water Revenue VRDO	1.610%	11/1/22	1,100	1,100
[2]	New York City Water & Sewer System Water Revenue VRDO	1.630%	11/1/22	7,300	7,300
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	2,936
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	5,785
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,415	93,315
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	34,290	27,953
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	18,120	14,715
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	7,929
[4]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	4,831
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	6,911
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	5,837
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,384
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,280
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	7,481
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	13,721

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	11,168
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,529
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,187
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	115,960	78,252
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	6,321
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,815	25,662
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,055	6,748
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	2,818
	New York NY GO	5.000%	12/1/22	185	185
	New York NY GO	5.000%	8/1/23	14,590	14,611
	New York NY GO	5.000%	8/1/23	7,740	7,775
	New York NY GO	5.000%	8/1/23	190	193
	New York NY GO	5.000%	8/1/23	250	253
	New York NY GO	5.250%	8/15/23	5	5
	New York NY GO	5.000%	10/1/23	780	781
	New York NY GO	5.000%	8/1/24	4,025	4,031
	New York NY GO	5.000%	8/1/24	17,185	17,704
	New York NY GO	5.000%	8/1/24	14,000	14,423
	New York NY GO	5.000%	8/1/24	50,000	51,511
	New York NY GO	5.000%	10/1/24	835	836
	New York NY GO	5.000%	8/1/25	5,000	5,008
	New York NY GO	5.000%	8/1/25	3,630	3,788
	New York NY GO	5.000%	8/1/25	15,510	16,184
	New York NY GO	5.000%	8/1/25	11,770	12,282
	New York NY GO	5.000%	8/1/25	10,310	10,758
	New York NY GO	5.000%	8/1/25	35,345	36,882
	New York NY GO	5.000%	8/1/25	10,640	11,103
	New York NY GO	5.000%	8/1/25	30,000	31,305
	New York NY GO	5.000%	12/1/25	18,090	18,965
	New York NY GO	5.000%	8/1/26	6,765	7,036
	New York NY GO	5.000%	8/1/26	24,805	26,229
	New York NY GO	5.000%	8/1/26	12,875	13,614
	New York NY GO	5.000%	8/1/26	225	225
	New York NY GO	5.000%	8/1/27	20,110	21,286
	New York NY GO	5.000%	8/1/28	9,300	9,524
	New York NY GO	5.000%	8/1/28	30,305	32,356
	New York NY GO	5.000%	8/1/28	17,500	18,920
	New York NY GO	5.000%	8/1/28	5,000	5,406
	New York NY GO	5.000%	3/1/29	27,590	28,088
	New York NY GO	5.000%	8/1/29	9,715	9,824
	New York NY GO	5.000%	8/1/29	1,975	2,089
	New York NY GO	5.000%	8/1/29	27,645	30,186
	New York NY GO	5.000%	11/1/29	9,140	10,005
	New York NY GO	5.000%	8/1/30	10,655	10,771
	New York NY GO	5.000%	8/1/30	5,390	5,511
	New York NY GO	5.000%	3/1/31	25,000	25,428
	New York NY GO	4.000%	8/1/31	30,000	30,069
	New York NY GO	5.000%	8/1/31	5,585	6,174
	New York NY GO	5.000%	12/1/31	3,035	3,156
	New York NY GO	5.000%	8/1/32	2,675	2,959
	New York NY GO	5.000%	4/1/33	1,000	1,046
	New York NY GO	5.000%	8/1/33	5,000	5,109
	New York NY GO	5.000%	8/1/33	5,000	5,220
	New York NY GO	5.000%	8/1/33	4,000	4,292
	New York NY GO	5.000%	10/1/33	1,250	1,359
	New York NY GO	5.000%	12/1/33	11,750	12,156
	New York NY GO	4.000%	8/1/34	7,500	7,126
	New York NY GO	5.000%	8/1/34	3,875	4,126
	New York NY GO	5.000%	12/1/34	4,000	4,123
	New York NY GO	3.000%	3/1/35	7,540	6,282
	New York NY GO	5.000%	4/1/35	8,000	8,273
	New York NY GO	4.000%	8/1/35	15,010	14,258
	New York NY GO	4.000%	8/1/35	2,735	2,594
	New York NY GO	4.000%	8/1/35	7,250	6,877
	New York NY GO	5.000%	8/1/35	2,000	2,116
	New York NY GO	4.000%	10/1/35	3,000	2,847
	New York NY GO	5.000%	10/1/35	5,000	5,189
	New York NY GO	5.000%	12/1/35	3,000	3,089
	New York NY GO	5.000%	12/1/35	11,695	12,126

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	3/1/36	7,840	8,304
	New York NY GO	5.000%	4/1/36	12,750	13,162
	New York NY GO	4.000%	8/1/36	3,015	2,817
	New York NY GO	4.000%	8/1/36	3,365	3,144
	New York NY GO	5.000%	10/1/36	4,000	4,132
	New York NY GO	5.000%	10/1/36	3,620	3,784
	New York NY GO	5.000%	3/1/37	10	10
	New York NY GO	4.000%	8/1/37	22,745	21,079
	New York NY GO	4.000%	8/1/37	3,445	3,186
	New York NY GO	4.000%	10/1/37	24,185	22,380
	New York NY GO	5.000%	12/1/37	9,900	10,200
	New York NY GO	5.000%	3/1/38	2,695	2,814
	New York NY GO	4.000%	8/1/38	20,000	18,041
	New York NY GO	5.000%	3/1/39	1,700	1,776
	New York NY GO	4.000%	8/1/39	4,155	3,747
	New York NY GO	5.000%	8/1/39	10,000	10,344
	New York NY GO	5.000%	9/1/39	40,000	41,947
	New York NY GO	5.000%	10/1/39	2,780	2,878
	New York NY GO	5.250%	10/1/39	2,750	2,956
	New York NY GO	4.000%	3/1/40	1,000	896
	New York NY GO	5.000%	3/1/40	5,875	6,082
	New York NY GO	4.000%	8/1/40	23,300	20,860
	New York NY GO	4.000%	8/1/40	3,550	3,178
	New York NY GO	4.000%	10/1/40	4,000	3,578
	New York NY GO	5.250%	10/1/40	2,925	3,130
	New York NY GO	3.000%	3/1/41	6,500	4,857
	New York NY GO	5.250%	5/1/41	5,000	5,310
	New York NY GO	3.000%	10/1/41	21,575	16,029
	New York NY GO	5.250%	10/1/41	1,585	1,687
	New York NY GO	5.000%	12/1/41	31,000	31,558
	New York NY GO	5.000%	12/1/41	5,000	5,080
	New York NY GO	5.000%	9/1/42	5,000	5,163
	New York NY GO	5.250%	5/1/43	2,500	2,633
[2,6]	New York NY GO TOB VRDO	1.700%	11/1/22	80,300	80,300
	New York NY GO VRDO	1.590%	11/1/22	700	700
[2]	New York NY GO VRDO	1.600%	11/1/22	3,250	3,250
	New York NY GO VRDO	1.600%	11/1/22	1,900	1,900
[2]	New York NY GO VRDO	1.600%	11/1/22	2,265	2,265
[2]	New York NY GO VRDO	1.610%	11/1/22	25,330	25,330
[2]	New York NY GO VRDO	1.630%	11/1/22	2,000	2,000
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,083
	New York NY GO, Prere.	5.000%	3/1/23	100	101
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	1,370	1,529
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,850	2,045
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,765	1,929
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,376
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	6,390
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	4,786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	9,547
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,700	1,801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,323
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,659
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,875
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,240
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,418
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,085
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,702
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,230	4,507
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	1,894
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,701
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,373
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,269
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,845
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,377
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,065
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	6,891
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,192

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	872
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,210
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,050
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,051
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,042
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	516
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	760
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,120
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,575
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,790
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,228
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,210
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,129
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,872
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,746
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,247
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,400
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,985
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,703
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,360
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,574
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	951
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	3,889
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	930
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,722
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	647
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,400	1,333
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	747
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	590
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	6,186
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,272
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	658
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	8,760
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,429
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	12,644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	10,501
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	38,275
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	26,477
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,315	2,461
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,238
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	11,971
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	26,473
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,541
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	41,262
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	23,305	25,294
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,445
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,882
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	21,136
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,546
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	4,958
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,492
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	10,000	10,022
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,117
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,847
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,617
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,625	48,769
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,000	2,185
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	32,859
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	12,823
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	969
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	37,403
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,315
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	30,564
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,646

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	46,635
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	7,399
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,025
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	26,351
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,686
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,591
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,314
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,535	3,624
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	10,000	9,328
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,063
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	12,284
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,053
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,765
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	37,890
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	25,277
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	9,129
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	44,271
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	10,000	9,127
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	7,000	6,323
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	55,218
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	31,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,078
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,042
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	12,345
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	20,000	17,661
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,343
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	36,932
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	22,105
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	21,540	22,917
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,210	2,363
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	10,300	10,323
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/23	10,930	10,954
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	10,100	10,334
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	36
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/24	6,940	6,955
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	30,475	31,639
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20,000	20,764
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/26	10,190	10,426
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	110	113
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/27	12,000	12,231
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/27	15,365	15,972
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,500	1,500
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,056
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,446
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	8,245	9,036
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	9,000	9,780
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	3,500	3,764
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	11,190	11,758
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	935	935
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	935	935
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	695	695
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	440	440
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Prerefunded School Districts Finance Program)	5.000%	11/8/22	370	370
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,215
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/23	80	80

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/24	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,673
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,135
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	10,853
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	12,599
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	6,529
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	21,100	19,476
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	9,127
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,575	20,386
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	8,926
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	14,545
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	12,357
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	195	195
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	310
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	620	621
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	285	285
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,545
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	50	50
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	5	5
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	500
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	3,800	4,035
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/35	1,345	1,411
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,176
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	2,764
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,564
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,273
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,384
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,050
[4]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	10	11
[4]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,222
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,630
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,484
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	52,936
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	28,448
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,393
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,936
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	34,204
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	14,714
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	40,237
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	38,290
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,961
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,346
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	28,180
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,398
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	31,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,176
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	36,383
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	12,885	13,394
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	18,899
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,634
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/28	225	245
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/29	200	219
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/30	400	442
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/30	250	277
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	204
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,317

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,470
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	4,636
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,405
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,600
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	9,997
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,852
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,224
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,921
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,220
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,944
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,433
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	3,851
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,667
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	2,879
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,043
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,231
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	19,161
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,284
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	28,422
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,488
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,142
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,545
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	834
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	649
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	132
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,186
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,415
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,097
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	24,925
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	12,862
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,516
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	6,685	5,906
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,527
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,775	5,017
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,628
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	30,633
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,434
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	34,433
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	15,692
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	10,612
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	10,000	10,721
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	47,830	51,741
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	14,901
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,049
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	160	161
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	36,380
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,592
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,498
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	19,213
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,208
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	25,255
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	22,830
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	14,194
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,275
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,087
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	31,043
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,229
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	20,110	20,219
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	31,052
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	4,859
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,871
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	29,957
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,814
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	45,485
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	10,862
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	47,760
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	5,716
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	8,944

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	6,845
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	11,711
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	9,041
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	52,210	53,446
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	5,000	5,034
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	30,000	30,710
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	3,125	3,273
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	6,025	6,347
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,463
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	12,080
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,247
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	10,784
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	7,342
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	40,213
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	38,529
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,001
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	710
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,179
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	913
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	761
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,160
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,381
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	1,593
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	3,842
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,495	4,280
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,032
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,287
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,030
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	28,225
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	11,744
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,891
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	23,320	21,213
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	17,238
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,051
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,334
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	12,518
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,241
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,025
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,226
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,321
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,162
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,090
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,681
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,204
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,211
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	3,802
	Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	556
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	16,859
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,206
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	9,048
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	11,582
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,083
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,253
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,358
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,939
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,796
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	18,394
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,604
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,445
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,132
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,486
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,656
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,535
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,105

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,562
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,267
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,641
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,326
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,167
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,118
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	100	100
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,822
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	7,218
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	8,985
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,066
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	10,000	10,685
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/28	20,000	21,615
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	31,285	34,165
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	15,005	16,517
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	10,320	11,383
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/32	4,335	4,751
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/33	2,350	2,555
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	6,500	6,816
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.250%	5/15/41	7,500	7,954
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/42	7,500	7,779
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/43	36,420	37,643
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,899
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	18,929
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	17,936
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,150
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,557
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,277
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	2.417%	2/1/24	3,160	3,104
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,612
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,706
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,088
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	2,978
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,577
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,035
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,287
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,161
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	1,843
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,295
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,239
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,572
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,406
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	8,481
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,196
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,674
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,062
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,042
	Ulster County NY BAN GO	1.500%	11/17/22	12,454	12,445
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,454
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	21,764
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,901
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/34	5,165	5,711
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,932
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,028
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	52,616
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,501
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	21,617
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	19,000	20,445
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,622

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,312
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,279
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,600
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,364
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,934
	Westchester County NY GO	4.000%	7/1/29	5,920	6,064
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,537
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,524
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,068
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,595
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,745
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,791
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,195
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,556
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,726
[4]	Yonkers NY GO	5.000%	3/15/29	600	646
[4]	Yonkers NY GO	5.000%	3/15/30	600	650
[4]	Yonkers NY GO	5.000%	3/15/32	500	544
[4]	Yonkers NY GO	5.000%	3/15/33	750	804
					9,883,707
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,038
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	216
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	273
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	230
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	120
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	130
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	172
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	146
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	146
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	250
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	344
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	377
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,086
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,463
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	2,984
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,454
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,676
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,329
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,215
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,972
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,261
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,772
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	964
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,357
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,727
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	2,919
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,096
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	1,983
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,887
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,000	3,149
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	2,956
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	2,219
	Charlotte NC COP	3.000%	6/1/39	3,685	2,914
	Charlotte NC COP	3.000%	6/1/41	4,060	3,092
	Charlotte NC GO	5.000%	7/1/29	2,550	2,620
	Charlotte NC GO	5.000%	6/1/33	5,940	6,439
	Charlotte NC GO	5.000%	6/1/34	2,370	2,563
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/29	3,545	3,901
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	2,500	2,802
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	6,580	7,339
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,535	1,707
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,592
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,817
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	17,192
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	6,250	5,480
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,305	1,305
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,500	1,500

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cumberland County NC Appropriations Revenue	3.000%	11/1/22	120	120
	East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	102
	Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,195
	Mecklenburg County NC GO	5.000%	9/1/32	21,895	24,610
	Moore County NC Appropriations Revenue	5.000%	6/1/25	365	380
	Moore County NC Appropriations Revenue	5.000%	6/1/26	135	143
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	390
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	378
	Moore County NC Appropriations Revenue	5.000%	6/1/29	755	823
	Moore County NC Appropriations Revenue	5.000%	6/1/30	650	715
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,296
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,611
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,342
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,252
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	7,941
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,461
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,237
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,004
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,038
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	19,791
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,159
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,501
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,530	2,393
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,700	2,545
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	9,745	9,352
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	458
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	286
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	454
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,316
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	763
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	298
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	352
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	933
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,822
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	537
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	973
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,457
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	614
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	489
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,674
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,500
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	580
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,179
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	816
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	566
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,048
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,522
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	1,898
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	1,661
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	301
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	970
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	175	183
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	635	663
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	650	679
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	500	522
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,323
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,755
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/25	2,665	2,706
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	120	122
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,136
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,083
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,825
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,096
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	2,922
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,188
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,451
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,715

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,202
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,227
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,009
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,406
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,488
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,419
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	18,548
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,474
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	1,888
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	8,500	8,500
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	977
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,211
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,049
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	2,967
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,324
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,163
	Wake County NC GO	4.000%	2/1/34	10,845	10,867
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,012
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,175
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	488
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	510
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	537
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	751
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	762
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	543
					431,286
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,740
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,074
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,214
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,449
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,813
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,557
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,623
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,264
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	857
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,680
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	1,816
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	2.440%	1/1/43	1,555	1,555
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,564
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,917
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,706
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	1,686
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,083
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,105
					39,703
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,388
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	402
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,248
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	324
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,350
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	695
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	691
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,022
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	356
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	787
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	258
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,570
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	2,793
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,345
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	662
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	8,709
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	370
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	479
	Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,206

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	790
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,032
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,562
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	901
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	411
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,162
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	494
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	372
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,655
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	748
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,169
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	615
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,920
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	12,193
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,437
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,594
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,230
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	9,727
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,333
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	9,133
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,258
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	15,660
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,060	31,439
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	4,843
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,125
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,334
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,374
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,874
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,103
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	3,590	3,084
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,880
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,560
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,831
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/30	2,500	2,711
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,087
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	3,019
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	4,250	4,538
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,123
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,069
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	1,911
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,357
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,081
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,476
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,854
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,942
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,061
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,122
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	1,875
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	5,169
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	3,777
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	4,665
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	4,645
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,500	3,582
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,579
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,709
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,704
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	13,815	12,258
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	37,150	31,267
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	393
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	909
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	599
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,113
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,128
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,744
[9]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,047
	Cincinnati OH GO	5.000%	12/1/22	125	125
	Cincinnati OH GO	5.000%	12/1/22	1,280	1,282
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,349
	Cincinnati OH GO	5.000%	12/1/27	845	909

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,091
	Cincinnati OH GO	4.000%	12/1/31	780	790
	Cincinnati OH GO	4.000%	12/1/32	800	804
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,057
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,336
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	861
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,407
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,772
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,529
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,205
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,662
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,052
	Cleveland Municipal School District GO, Prere.	5.000%	6/1/23	3,730	3,770
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,176
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,038
	Cleveland OH GO	4.000%	12/1/33	310	309
	Cleveland OH GO	4.000%	12/1/34	2,285	2,251
	Cleveland OH GO	4.000%	12/1/35	1,660	1,607
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,117
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	626
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	475
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	407
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	639
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	429
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	381
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	392
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	604
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,233
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,395
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	1,870	1,901
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	1,915	1,933
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	2,065	2,080
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/37	1,170	1,175
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	2,400	2,393
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/40	2,525	2,561
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/41	2,660	2,694
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/42	2,805	2,823
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	215
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	215
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	268
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	319
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	317
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	363
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	352
	Columbus City School District GO	5.000%	12/1/22	1,000	1,002
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	11,550
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	8,410
	Columbus City School District GO	5.000%	12/1/30	5,110	5,374
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	2,948
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,421
	Columbus OH GO	4.000%	8/15/24	3,570	3,621
	Columbus OH GO	5.000%	8/15/24	10,325	10,649
	Columbus OH GO	5.000%	7/1/25	1,285	1,341
	Columbus OH GO	4.000%	4/1/26	16,170	16,538
	Columbus OH GO	4.000%	8/15/27	7,500	7,636
	Columbus OH GO	5.000%	4/1/29	11,010	11,839
	Columbus OH GO	5.000%	4/1/31	3,675	4,065
	Columbus OH GO	5.000%	4/1/39	7,950	8,370
	Columbus OH GO	5.000%	4/1/40	5,050	5,301
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	10,807
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,565
	Columbus State Community College GO	3.000%	12/1/36	1,110	878
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,363
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,050
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,015
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,324
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	3,803
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	2,812
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,090

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,928
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	969
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,272
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,445
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,422
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,549
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,529
	Dayton City School District GO	5.000%	11/1/22	5,500	5,500
	Dublin City School District GO	4.000%	12/1/31	4,250	4,348
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	10,090
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	320
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	637
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	851
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	805
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	666
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	990
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,331
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	622
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,570
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,178
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,227
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,942
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,350
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,350
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,350
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,196
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,070
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,776
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,015
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,844
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,225
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,611
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,045
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,043
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,560
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,283
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,306
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,270
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	818
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	896
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	970
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,266
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	966
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	11,730
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,073
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,168
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,115
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,207
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,128
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,373
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,491
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,614
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,359
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,082
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	12,522
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,117
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	692
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,157
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,707
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,537
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.250%	11/3/22	29,500	29,500
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,561
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,511
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,322
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,062
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,125
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	21,720	21,786
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,780

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,216
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,343
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,813
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,215
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	821
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,214
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,529
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,523
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,337
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,540
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	2,921
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,754
	Miami University OH College & University Revenue	5.000%	9/1/27	195	208
	Miami University OH College & University Revenue	5.000%	9/1/28	260	279
	Miami University OH College & University Revenue	5.000%	9/1/29	275	297
	Miami University OH College & University Revenue	5.000%	9/1/30	500	544
	Miami University OH College & University Revenue	5.000%	9/1/31	545	595
	Miami University OH College & University Revenue	5.000%	9/1/32	405	438
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	990
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	1,821
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,098
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	344
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,653
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,487
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	854
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	10,926
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	701
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,644
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	11,737
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	764
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,326
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	4,984
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	763
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,221
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	441
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	3,798
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	699
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,099
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	454
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	14,306
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	480
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	5,498
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	1,866
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	328
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,490
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,305
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	12,695
	Ohio Appropriations Revenue	5.000%	12/15/22	1,500	1,503
	Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,112
	Ohio Appropriations Revenue	5.000%	12/15/26	750	796
	Ohio GO	5.000%	2/1/25	5,000	5,186
	Ohio GO	5.000%	5/1/25	19,650	20,462
	Ohio GO	5.000%	6/15/26	1,015	1,074
	Ohio GO	5.000%	8/1/26	25,360	26,871
	Ohio GO	5.000%	9/1/26	10,000	10,608
	Ohio GO	5.000%	11/1/26	7,080	7,527
	Ohio GO	5.000%	2/1/27	11,595	12,198
	Ohio GO	5.000%	5/1/27	5,085	5,368
	Ohio GO	5.000%	5/1/27	35	37
	Ohio GO	5.000%	9/15/27	2,410	2,591
	Ohio GO	5.000%	11/1/27	6,635	7,145
	Ohio GO	5.000%	3/15/29	3,805	3,890
	Ohio GO	5.000%	3/1/31	7,840	8,323
	Ohio GO	5.000%	5/1/31	1,335	1,383
	Ohio GO	5.000%	3/1/32	8,230	8,696
	Ohio GO	5.000%	11/1/32	3,500	3,618
	Ohio GO	5.000%	3/1/33	8,645	9,113
	Ohio GO	5.000%	5/1/33	3,000	3,198
	Ohio GO	5.000%	5/1/33	8,075	8,340

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	6/15/33	16,465	17,174
	Ohio GO	5.000%	9/1/33	10,355	10,544
	Ohio GO	5.000%	3/1/34	9,075	9,537
	Ohio GO	5.000%	5/1/34	3,250	3,458
	Ohio GO	5.000%	9/1/34	10,885	11,076
	Ohio GO	5.000%	3/1/35	8,530	8,947
	Ohio GO	5.000%	5/1/35	9,525	10,010
	Ohio GO	5.000%	6/15/35	19,795	20,552
	Ohio GO	5.000%	9/1/35	11,445	11,638
	Ohio GO	5.000%	3/1/36	10,005	10,486
	Ohio GO	5.000%	3/15/36	5,000	5,086
	Ohio GO	5.000%	5/1/36	6,060	6,231
	Ohio GO	5.000%	6/15/36	18,000	18,671
	Ohio GO	5.000%	3/1/37	10,505	10,988
	Ohio GO	5.000%	5/1/37	19,940	20,880
	Ohio GO	5.000%	3/1/38	9,030	9,427
	Ohio GO	5.000%	6/15/39	3,000	3,151
	Ohio GO, ETM	5.000%	8/1/24	30	31
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,341
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,479
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,711
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,810
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	24,406
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,601
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	377
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	470
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,336
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	585
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,588
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	951
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	856
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,570
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,491
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,446
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,228
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,233
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	2,973
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,649
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,450
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,034
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,137
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	844
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.630%	11/1/22	5,300	5,300
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,401
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	1,864
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,577
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,803
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	4,927
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,207
[5]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,314
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,071
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,258
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.590%	11/1/22	1,700	1,700
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.630%	11/1/22	1,350	1,350
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	100	100
	Ohio Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,665	3,453
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,059
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,561
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,720
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,261
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,717
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	2,835
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,425
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,095
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,190
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,592
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,269
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,185
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	886
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	897
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,080
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,368
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,268
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,346
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,230
	Ohio State University College & University Revenue	4.000%	12/1/37	5,000	4,704
	Ohio State University College & University Revenue	4.000%	12/1/39	7,000	6,483
	Ohio State University College & University Revenue	4.000%	12/1/40	8,875	8,157
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,011
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,620
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,018
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	2,874
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	4,600	5,055
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	16,517
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,250
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	4,689
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	13,919
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	7,500	8,293
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,539
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,071
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	17,914
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	1,766
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,717
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	1,070	1,146
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	5,635
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,134
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,224
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	1,980
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	964
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	837
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,423
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	10,499
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,352
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	4,080	4,087
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	9,996
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,824
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	14,885
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	18,916
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,571
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,202
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,719
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	17,133
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	24,672
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	26,417
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	3,785
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	540
	Olentangy Local School District GO, Prere.	4.000%	12/1/22	150	150
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,001
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,199
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,078
	University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,000
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	736
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,153
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,199
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,575
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	1,860
	University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,007
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,112
					1,877,252
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,031
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,689
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,022
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,631
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	799
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,544
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,776

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,271
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,108
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	977
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,043
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,029
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,557
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,085
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,386
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,143
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,121
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,201
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,572
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,324
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,392
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,459
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,543
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,106
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	13,838
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,068
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,559
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,559
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,248
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,420
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	1,881
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,330
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,381
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	17,400	16,358
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,917
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,813
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,959
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,648
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,072
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,844
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,857
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,509
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,167
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,233
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	1,999
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,600
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	4,025
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	15,317
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	424
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	604
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,353
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,537
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,903
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,268
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	2,705
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	3,818
	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	278
	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	401
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	467
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	931
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	857
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	374
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	356
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	10,722
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	2,965
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,621
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,735
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,379
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,238
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	3,951
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,268
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,053

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,004
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	351
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,026
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	5,996
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,881
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,722
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	931
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,924
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,479
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,002
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,043
					260,978
Oregon (0.8%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,101
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	676
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	877
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,515
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	17,138
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,740
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,182
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,376
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	102
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	312
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	398
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	539
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	557
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	559
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,515
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	561
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	757
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	818
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,000	1,519
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,466
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,084
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	628
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	629
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	630
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,042
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	675
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	827
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,288
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,538
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,764
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,251
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	11,905
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	8,557
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,860
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	4,744
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,295
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	9,795
	Oregon (Q State Project) GO	5.000%	5/1/30	3,850	4,100
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	3,572
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,818
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,889
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,571
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,768
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,501
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	18,929
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	15,902
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	23,291
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	21,826
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	260	260
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	5,688
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	9,826
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,586
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,103
	Oregon GO	5.000%	11/1/22	115	115
	Oregon GO	5.000%	6/1/35	750	814
	Oregon GO	5.000%	6/1/36	850	920

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon GO	5.000%	6/1/36	1,000	1,083
Oregon GO	4.000%	8/1/40	2,855	2,626
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,465
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	7,960	8,223
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.050%	7/1/36	1,000	727
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	612
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	769
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	717
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	715
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,017
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,113
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,292
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,208
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	310
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	620
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	621
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,223
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,287
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,198
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,086
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,000
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,267
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,841
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,055
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,532
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,436
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,116
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,793
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,047
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,180
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,363
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,540
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	8,299
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,996
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,397
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,741
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,094
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	4,793
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,200
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,248
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,715
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,268
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,174
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,741
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,113
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,379
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	5,602
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,587
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,226
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,184
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,709
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,452
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,654
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,324
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,103
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,330
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,772
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,049
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,197
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,139
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,216
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,056
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,678
Portland Community College District GO	5.000%	6/15/25	1,530	1,594
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,524
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,293
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,336
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,212
Portland OR GO	5.000%	6/1/25	620	647

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,633
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	2,892
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	312
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,326
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	257
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	305
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	239
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	176
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	178
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	162
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	792
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,171
	Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	794
	Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	1,964
	Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,018
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,326
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,157
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,504
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,517
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,123
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,600
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,098
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,620
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,756
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,324
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	1,944
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,154
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/30	375	414
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/31	325	360
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	10,499
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,688
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/37	2,442	1,215
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/38	5,500	2,579
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	1,000	872
					553,792
Pennsylvania (5.6%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	923
[5]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,238
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	957
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	674
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	517
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,727
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.640%	11/1/22	22,800	22,800
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.425%	2/1/33	3,235	3,062
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,449
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,941
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,609
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,254
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,386
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	14,842
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,637
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	8,779
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,560
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,219
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	2,772
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,295
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,514
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,280
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	7,307
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	11,247
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	4,983
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,619
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,409
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,080
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,184
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,807
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,267
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	5,703
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.7%	2.940%	11/15/47	54,550	53,041
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,606
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,629
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	461
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	244
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	329
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	274
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	800
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	378
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,171
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	624
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	549
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	680
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	372
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,271
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,371
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,584
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,294
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,604
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,076
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,329
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,669
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,553
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	1,450	1,458
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	1,450	1,447
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	2,225	2,203
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	2,265	2,230
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,750	1,704
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/35	1,850	1,758
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	10,010	8,822
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,119
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	942
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	5,348
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,657
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	8,950	8,621
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	5,000	4,639
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	2,564
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	4,500	3,973
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	7,810	6,803
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,223
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,168
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,195
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,186
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	520
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	4,115
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,309
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,335
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,636
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,082
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,653
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,390
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/30	1,870	1,797
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	7/1/31	2,150	2,066
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	2.387%	1/1/32	1,840	1,768
	Bethlehem Area School District GO	5.000%	11/15/29	860	940
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	485
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	410	412
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	427
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	476
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	584
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	782
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	819
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,785
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	1,857
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	300
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,288
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,065

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,719
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,414
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,162
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,247
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,104
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,251
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,060
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	609
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,074
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,891
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,983
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,049
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,138
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,602
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,650
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,321
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,585
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,640
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,416
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,162
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	882
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,334
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	4,727
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	5,189
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,698
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,330
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,145
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,359
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,240
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,438
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	5,527
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,208
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	805
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	1,865
	Colonial School District GO	5.000%	2/15/36	1,000	1,052
	Colonial School District GO	5.000%	2/15/37	1,015	1,066
	Colonial School District GO	5.000%	2/15/38	1,560	1,635
	Colonial School District GO	5.000%	2/15/39	1,350	1,412
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,004
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,067
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,074
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	5,637
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,777
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,638
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	12,792
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,176
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,124
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,925
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,198
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,554
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	13,069
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	26,010
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	20,000	20,401
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	25,234
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,665
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	62,586
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	36,745
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	40,090
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,966
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	8,722
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	21,422
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	16,226
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,193
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	21,650
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,333
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	55,270
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	17,134
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	24,461
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,084

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	45,201
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	39,950
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	11,000	10,476
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	42,871
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	4,749
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,136
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	30,000	32,245
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	18,768
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	37,808
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	5,299
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	34,753
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	13,061
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	5,676
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	7,383
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,201
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,157
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	6,522
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	7,246
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	18,774
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	17,849
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	6,500	6,550
	Conestoga Valley School District GO	4.000%	2/1/28	535	551
	Conestoga Valley School District GO	4.000%	2/1/30	465	475
	Conestoga Valley School District GO	4.000%	2/1/31	500	509
	Conestoga Valley School District GO	4.000%	2/1/32	325	329
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,445
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,750
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	983
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,065
	Conestoga Valley School District GO	4.000%	2/1/39	640	581
	Conestoga Valley School District GO	4.000%	2/1/40	750	676
	Council Rock School District GO	2.000%	8/15/40	3,730	2,285
	Council Rock School District GO	2.000%	8/15/41	2,645	1,591
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	1,846
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,464
[6]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,187
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,564
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,077
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,379
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,004
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,167
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,651
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	4,862
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	3/1/57	10,070	9,891
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	2.534%	3/1/57	9,530	9,003
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	18,192
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	5,149
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	996
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,044
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,537
	East Lycoming School District GO	4.000%	9/15/37	1,035	960
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,005
	East Lycoming School District GO	4.000%	9/15/40	1,000	887
	East Penn School District GO	4.000%	11/15/22	500	500
	Easton Area School District GO	4.000%	4/1/30	2,300	2,324
	Easton Area School District GO	5.000%	2/1/31	1,580	1,702
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,382
[1]	Fairview School District GO	3.000%	9/15/33	650	559
[1]	Fairview School District GO	3.000%	9/15/34	650	549
[1]	Fairview School District GO	3.000%	9/15/36	500	413
[1]	Fairview School District GO	3.000%	9/15/37	500	399
[1]	Fairview School District GO	3.000%	9/15/38	1,000	778
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,019
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,370
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	1,971
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	929
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,349
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,925	8,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,824
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,502
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,324
[4]	Hempfield Area School District GO	5.000%	3/15/42	14,000	14,655
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,723
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	833
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	468
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	447
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,095
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,500
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,451
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,103
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,092
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	816
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,220
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,266
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,514
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,005
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,379
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,848
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	991
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	400
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	498
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,331
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	2,847
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,595
[4]	Lancaster PA GO	4.000%	11/1/22	390	390
[4]	Lancaster PA GO	4.000%	11/1/23	670	675
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	158
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	197
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	353
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	356
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	202
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	183
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	195
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,175
	Lower Merion School District GO	4.000%	11/15/29	8,755	9,090
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	554
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,720
[4]	Luzerne County PA GO	5.000%	12/15/25	500	521
[4]	Luzerne County PA GO	5.000%	12/15/25	400	417
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,053
[4]	Luzerne County PA GO	5.000%	12/15/26	500	527
[4]	Luzerne County PA GO	5.000%	12/15/27	500	528
[4]	Luzerne County PA GO	5.000%	12/15/27	500	528
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	763
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,121
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	701
	Manheim Central School District GO	4.000%	5/1/36	825	783
	Manheim Central School District GO	4.000%	5/1/37	750	700
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,575
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,258
	Manheim Central School District GO	4.000%	5/1/41	400	363
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,127
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,265
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	847
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	889
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,691
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,675
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,132
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,263
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,247
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,572
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,191
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,058
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,349
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,331
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,533

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	1,905
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	2,724
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	1,945
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,101
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,124
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,447
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,601
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,723
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,148
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	2,791
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,839
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,365
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,404
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,468
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,753
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	8,100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,721
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,671
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,998
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,635
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,403
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,350
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,341
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	6,026
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,585
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,190
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,035
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,030
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,282
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,477
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,011
	North Allegheny School District GO	4.000%	5/1/35	1,015	987
	North Allegheny School District GO	4.000%	5/1/36	760	719
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,202
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,871
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,087
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,285
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,321
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,882
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,282
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,051
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,024
	Penn Delco School District GO	3.000%	6/1/32	600	532
	Penn Delco School District GO	3.000%	6/1/33	600	523
	Penn Delco School District GO	3.000%	6/1/34	830	707
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,461
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/23	100	101
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,106
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,320
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,078
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,103
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,805
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,358
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,492
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,114
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	371
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,341
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,391
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,462

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,105
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,175
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,349
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,099
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,267
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,965	7,067
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,205
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,342
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,134
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,014
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,250
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	1,905
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	4,605
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,262
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,337
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	3,591
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,045
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	3,546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,096
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	11/15/47	12,640	12,243
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	10,985
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	7,427
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,422
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,642
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,646
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	4,821
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	9,954
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	879
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,360
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,599
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,413
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,065
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,151
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,024
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,413
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	9,863
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,641
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,031
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,126
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	13,089
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,195
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,176
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,596
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	1,921
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,039
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,183
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,139
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	2,538
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,164
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	4,702
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,163
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,182
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,057
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,653
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,107
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,422
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,859
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	531
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,864
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,601

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,343
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,242
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	10,812
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	9,162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	1,055	1,038
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,830	10,273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,400	4,035
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,840	11,594
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,071
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	4,874
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,305
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,288
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,891
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,733
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,633
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,410
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,621
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,546
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,953
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,678
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	4,533
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	5,866
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	5,714
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,772
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	28,492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	39,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,150
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,706
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,978
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,905
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,350
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,861
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,818
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,678
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,921
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,413
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,353
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,937
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,981
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,426
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,047
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,238
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,417
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	21,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,665
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,568
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	5,757

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	936
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	2,810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,715
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	1,920
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	22,815
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,078
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	31,088
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,671
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	4,333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,030
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	26,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,040
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	15,323
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,410
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	9,635
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,449
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	12,823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,378
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	12,383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	1,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	8,231
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,035
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	3,840
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,416
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,288
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	1,775
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	912
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,035
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,037
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,104
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	1,754
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	3,488
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	1,798
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	5,609
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	700
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,168
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,305
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,517
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	4.000%	12/1/22	195	195
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,168
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,828
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	450	451
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	500	501
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	11,135	11,135
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.670%	11/1/22	13,195	13,195
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	416
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	704
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	216
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	141
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/32	340	320
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.125%	6/15/42	750	658
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	527
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	582
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	8,199
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	13,259
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	6,949
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	3,624
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	2,561

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,564
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	753
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	2,862
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	4,462
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	2,745
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	2,940
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/33	2,705	2,750
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	5,394
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,304
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	7,239
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,010
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,160
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	1,661
[5]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,185	1,164
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	7,016
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	7,421
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,061
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,966
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,942
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,709
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	5,846
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,053
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,308
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,234
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	630	647
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,836
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,571
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,449
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,613
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,830
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,031
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,556
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,073
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,617
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,031
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,140
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,942
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,112
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,629
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,438
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	785
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,609
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,426
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,790
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	3,969
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,031
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,518
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,071
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	2,740
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,379
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,075
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,532
[6]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc/PA)	5.000%	4/15/32	1,000	955
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	328
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	342
[5]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	502
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,203
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,185
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,246
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	10,832
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,243
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,332
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,152
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	8,154
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	8,238
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,787
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,417
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,180
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,738

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	5/1/36	9,000	9,375
	Philadelphia PA GO	4.000%	5/1/37	6,000	5,488
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,414
	Philadelphia PA GO	4.000%	5/1/38	7,045	6,364
	Philadelphia PA GO	4.000%	5/1/39	12,285	10,979
	Philadelphia PA GO	4.000%	5/1/40	12,800	11,333
	Philadelphia PA GO	4.000%	5/1/41	5,000	4,435
[2]	Philadelphia PA GO VRDO	2.180%	11/3/22	28,000	28,000
	Philadelphia PA Water & Wastewater Sewer Revenue, Prere.	5.000%	11/1/22	150	150
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,053
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,900
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	5,652
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,523
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,237
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,120
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,687
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,925
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	4,945
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,271
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,066
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,363
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,211
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,028
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,420
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	10,546
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	3,965
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,088
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,290
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	545
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,442
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,394
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,742
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	14,887
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,640
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,821
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,170
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,866
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,413
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	13,596
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,302
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	2,000	2,089
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,318
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,211
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,841
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	3,275	3,411
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	7,481
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,195
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,236
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	7,552
[4]	Philadelphia School District GO	5.000%	6/1/24	1,875	1,915
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	20,650
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,391
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,103
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,365
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,118
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,179
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,583
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,548
	Philadelphia School District GO	4.000%	9/1/36	2,960	2,700
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,025
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,022
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,013
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,347
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,064
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	640	680
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	2,949
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	4,252
	Pittsburgh PA GO	5.000%	9/1/32	500	543

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh PA GO	5.000%	9/1/33	500	541
	Pittsburgh School District GO	5.000%	9/1/25	1,850	1,917
[4]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,188
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,081
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,077
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	590
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,065
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	721
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	529
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,844
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,098
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,378
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,346
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,079
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	12/1/23	8,990	8,992
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,012
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	14,758
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,288
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,292
[1]	Ridley School District GO	3.000%	11/15/38	3,820	2,923
[4]	River Valley School District GO	4.000%	3/15/29	1,470	1,496
[4]	River Valley School District GO	4.000%	3/15/30	1,610	1,640
[4]	River Valley School District GO	4.000%	3/15/31	1,670	1,688
[4]	River Valley School District GO	4.000%	3/15/32	1,740	1,746
[4]	River Valley School District GO	4.000%	3/15/34	1,880	1,845
[4]	River Valley School District GO	4.000%	3/15/35	1,955	1,903
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,141
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,925
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,774
	Rose Tree Media School District GO	5.000%	4/1/29	700	733
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,587
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,029
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,177
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,082
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	117
	Seneca Valley School District GO	4.000%	4/1/35	1,875	1,836
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,054
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	908
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	22,135	22,135
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.680%	11/1/22	28,685	28,685
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,128
	State College Area School District GO	5.000%	11/15/22	500	500
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,725
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,955
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,534
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,212
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	21,471
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	9,824
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,901
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,814
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	7,492
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,592
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	623
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,400
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,571
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,683
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	1,918
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,603
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	2,998
	Township of Bensalem PA GO, Prere.	5.000%	6/1/23	110	111
[4]	Trinity Area School District GO	4.000%	11/1/37	600	551
[4]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,565
[4]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,573
[4]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,109
	Twin Valley School District GO	3.000%	4/1/28	1,000	947

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Twin Valley School District GO	3.000%	4/1/29	500	465
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,057
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,085
	Twin Valley School District GO	3.000%	4/1/32	1,100	973
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,081
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,266
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	3,850
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	628
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	642
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	655
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,342
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,371
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,399
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	6,706
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	150
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	229
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	228
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	340
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	338
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	411
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	722
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	568
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	4,955
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	15,212
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,168
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	1,964
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,208
[1]	William Penn School District GO	3.000%	11/15/39	1,000	767
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,208
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,235
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,292
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,343
					3,743,105
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,449	3,455
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,065	7,335
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	71,674	71,633
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	82,251	82,830
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	88,873	89,387
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	50,547	50,851
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	63,454	32,245
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	20,751	17,559
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	21,119	17,260
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	9,500	8,708
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,699
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,300
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,635
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	2,808
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	2,882
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	4,953
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	431
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	235
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	627
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	177
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	406
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	29
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	41

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	24
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	36
[4,7]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,083
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,661	2,443
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	36,313
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	56,275	39,034
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	7,180
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	2,585
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	262,350	220,034
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	17,116
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,983	1,710
					729,213
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,413
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	532
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	662
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,588
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	501
	Rhode Island GO	3.000%	5/1/32	8,170	7,273
	Rhode Island GO	3.000%	5/1/33	8,420	7,406
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,109
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	535
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	428
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	268
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	407
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	427
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	430
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	532
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	476
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	468
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	106
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	493
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	130	138
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	529
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	360	380
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	300	317
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	610
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	416
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	420
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	806
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	708
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	516
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,023
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,393
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,547
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	4,955
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,029
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	4,938
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	2,718
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	852
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,111
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	5,623
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	811
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,102
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,275
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,557
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	2,910
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,693
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	3,260
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,075
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	4,601
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	7,736
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,118
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,262
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,710

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,246
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,289
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	2,775	2,716
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	3,605	3,514
Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,420	15,530
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,388
				147,876
South Carolina (1.4%)
Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,324
Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,254
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	642
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,260
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	647
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,039
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	774
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,170
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	924
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	818
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	512
Charleston County SC GO	4.000%	11/1/33	6,955	7,003
Charleston County SC GO	4.000%	11/1/34	7,410	7,373
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	10,337
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	738
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/31	385	425
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	512
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	1,785
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,015
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,067
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	655
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,251
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,564
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	9,826
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,612
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,561
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	2,910
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	5,081
Greenville County SC Miscellaneous Revenue	5.000%	4/1/32	575	627
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	621
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	614
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	563
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	558
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	686
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	750
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	893
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,590	6,882
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,178
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	865
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	4,645
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	871
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	3,710
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	143
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	5,989
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	5,588
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,216
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,152
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,786
Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,933
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,240
Lancaster County SC School District GO	4.000%	3/1/32	6,485	6,470
Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,742
Lancaster County SC School District GO	4.000%	3/1/34	6,040	5,968
Lexington & Richland School District No. 5 GO	4.000%	3/1/29	4,000	4,126
Lexington & Richland School District No. 5 GO	4.000%	3/1/30	12,000	12,291
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,136
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,310
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,372
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,707
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,493
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,149

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	376
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	269
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,037
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,107
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,386
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,593
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	308
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	75	77
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	10
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,025
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,022
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,801
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,507
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,055
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,119
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,484
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,349
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,455
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,763
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,001
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,267
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,544
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,696
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,197
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,306
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,729
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	49,566
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	532
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	536
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	536
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	268
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	530
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	852
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,045
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	660
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	325
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	523
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	499
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	518
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,727
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,408
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,296
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,078
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,082
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,594
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,264
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,433
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	27,410	25,883
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	13,060
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	4,664
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,280
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,512
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,066
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,581
[6]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	3,250	2,651
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,641
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,305
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	748
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,025
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	927
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	514
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	516
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	7,761
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	18,583
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	10,124
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,842
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,570

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,238
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	115	115
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	11,893
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	7,953
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	624
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	499
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	984
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	1,921
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,449
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	10,425
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	2,675	2,766
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,023
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	11,950
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	940
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	15,222
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,055
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	12,864
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	1,913
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	12,797
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	3,981
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	9,473
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	452
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,440
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,377
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	12,259
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,249
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,560
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	5,845
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,109
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	20,123
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	4,578
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,215
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	24,552
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	5,512
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	5,682
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	12,673
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	10,693
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	10,801
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,046
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,009
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	5,311
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,201
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	14,653
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,110
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,616
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,998
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,641
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,944
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,360
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	404
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,273
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	5,900	5,840
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	4,603
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,840	1,399
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,305	1,265
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,425	5,191
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	14,000	14,161
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	6,549
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	14,808
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	31,610
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,800	1,878
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	233
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,695
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,191
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	301
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	4,674
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	525
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	2,792

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	522
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,733
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	554
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,043
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	459
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,805
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	949
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,311
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,028
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,499
	University of South Carolina College & University Revenue	5.000%	5/1/25	400	416
	University of South Carolina College & University Revenue	5.000%	5/1/28	330	355
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	2,921
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,850
					897,292
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	1,000	1,010
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	681
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	666
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,298
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	691
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,304
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,329
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,864
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,030
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,801
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,444
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,042
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,074
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,876
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,716
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	11,085
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,323
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,926
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,544
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	23,899
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	5,530	5,159
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,042
					84,804
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,596
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,820	1,892
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,279
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,135
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,247
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,015
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	873
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	744
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	855
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,006
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	755
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,416
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,336
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	707
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,474
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,507
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,425
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,375
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,663
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,543
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,455
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,870
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.670%	11/1/22	3,765	3,765
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.690%	11/1/22	7,680	7,680
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,386
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,918
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,580
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,386

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	699
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	967
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,808
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,630
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,669
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,114
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,028
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,586
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	936
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,281
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	187
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	271
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	281
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	229
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	54
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	151
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	108
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	54
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	129
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	4,871
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,061
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,374
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	204
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,037
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,408
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,039
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,418
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,021
Memphis TN GO	5.000%	11/1/25	1,240	1,260
Memphis TN GO	4.000%	6/1/31	8,635	8,680
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,023
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,185
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,074
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	904
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,517
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,307
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,208
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,694
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,223
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,007
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,307
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	4,815
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,094
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	528
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	532
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	534
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,711
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,780
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,864
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	1,942
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,509
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	911
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	895
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	249
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	377
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	197
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,730	1,366
Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	6,700
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,300	2,247
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	140	141
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,148
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,065
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,065
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,287

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,330
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,104
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	796
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	681
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,051
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,259
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,303
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,095
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,810
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	13,890
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,915
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,717
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,555
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,751
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,267
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,236
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,543
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,028
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,223
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,224
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	871
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,473
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,219
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,303
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	865
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.650%	11/1/22	200	200
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,410
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,575
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.660%	11/1/22	17,850	17,850
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.700%	11/1/22	31,580	31,580
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	5,573
	Shelby County TN GO	4.000%	4/1/32	5,705	5,710
	Shelby County TN GO	4.000%	4/1/33	6,055	6,031
	Shelby County TN GO	4.000%	4/1/35	7,200	7,017
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	118,555	119,851
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	86,810	81,479
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	16,215	16,277
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,957
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,838
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,264
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,706
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,272
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	992
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,548
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	91,485
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	17,773
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	17,505	17,055
	Tennessee GO	5.000%	9/1/36	5,005	5,293
	Tennessee GO	5.000%	9/1/37	5,005	5,284
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,060
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,906
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,216
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,185
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,429
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,590	4,356
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,340	4,165
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,105
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,177
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,796
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,786
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,124

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,383
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,607
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,447
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,550
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,189
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,385
	Wilson County TN GO	5.000%	4/1/25	3,435	3,571
					813,009
Texas (9.2%)
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,275
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,259
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,339
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,309
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,416
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,734
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,268
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,142
[16]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	846
[16]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	819
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,773
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,557
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,201
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,154
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,864
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,056
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,250
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,456
[16]	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,013
[16]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,279
[16]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,241
[16]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,122
[16]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,769
[16]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,808
[16]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,117
[16]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,042
[16]	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	5,688
[16]	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	11,155
[16]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,099
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	253
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	203
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	319
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	74
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	73
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	252
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	495
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	77
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	506
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	80
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	300
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	365
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	313
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,502
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	349
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,164
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	139
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	995
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,377
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	815
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,698
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	424
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,466
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,179
[16]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,052

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,640
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,411
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	794
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,057
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,056
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,649
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,772
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,116
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,435
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,339
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,754
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	3,959
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,876
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,097
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,150
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,381
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,663
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	833
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	836
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,459
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,790
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,139
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,519
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,313
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,603
[16]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,341
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,266
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,044
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,602
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,078
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,823
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	702
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	852
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,035
[16]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,259
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,086
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,242
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,558
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,002
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,756
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,002
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	10,650
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,818
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,308
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,648
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,100
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,678
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,147
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,164
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,175
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,167
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,113
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	4,952
[2,6]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	1.670%	11/1/22	20,490	20,490
	Austin TX GO	5.000%	9/1/26	10,000	10,450
	Austin TX GO	5.000%	9/1/27	6,530	6,903
	Austin TX GO	5.000%	9/1/29	2,855	2,939
	Austin TX GO	5.000%	9/1/30	1,240	1,275
	Austin TX GO	5.000%	9/1/33	4,315	4,418
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,518
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,647
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,549
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,313
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,860
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,698
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	3,869
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,668
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,708
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	3,775	4,056

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,211
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	3,470	3,715
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,109
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	2,000	2,130
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	1,818
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,205
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,456
[16]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,602
[16]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,593
	Bell County TX GO	5.000%	2/15/26	1,000	1,051
[16]	Belton Independent School District GO	5.000%	2/15/28	540	579
[16]	Belton Independent School District GO	5.000%	2/15/29	1,530	1,659
[16]	Belton Independent School District GO	5.000%	2/15/29	645	699
[16]	Belton Independent School District GO	5.000%	2/15/30	555	608
[16]	Belton Independent School District GO	5.000%	2/15/31	520	574
[16]	Belton Independent School District GO	5.000%	2/15/32	375	410
[16]	Belton Independent School District GO	5.000%	2/15/33	385	419
[16]	Belton Independent School District GO	5.000%	2/15/36	740	788
[16]	Belton Independent School District GO	4.000%	2/15/37	570	551
[16]	Belton Independent School District GO	4.000%	2/15/38	875	831
[16]	Belton Independent School District GO	4.000%	2/15/39	910	859
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,793
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,332
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,952
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,825
	Bexar County TX GO	5.000%	6/15/27	5,000	5,278
	Bexar County TX GO	5.000%	6/15/28	4,370	4,610
	Bexar County TX GO	4.000%	6/15/34	2,000	1,974
	Bexar County TX GO	4.000%	6/15/34	1,260	1,243
	Bexar County TX GO	4.000%	6/15/35	3,565	3,488
	Bexar County TX GO	4.000%	6/15/36	1,825	1,771
	Bexar County TX GO	5.000%	6/15/36	3,550	3,706
	Bexar County TX GO	4.000%	6/15/37	3,315	3,156
	Bexar County TX GO	4.000%	6/15/38	2,860	2,701
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	41,969
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	162
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,139
	Bexar County TX GO, Prere.	5.000%	6/15/26	4,850	5,134
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	9,574
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	5,000	5,335
	Brownsville TX Utilities System Revenue Multi Utility Revenue, Prere.	5.000%	9/1/23	445	451
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,154
[6]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	194
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	727
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,416
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,198
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,229
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,379
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,644
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,521
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,975
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,780
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,360
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,312
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	3,939
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,673
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	815
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	847
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,119
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,019
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	1,979
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	858
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	637
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,300
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,296
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,494
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,065
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,011
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,028

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	788
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,412
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,112
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,007
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,324
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,045
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,284
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,016
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,071
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,367
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	781
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	2,639
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,036
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,011
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,054
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	696
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	859
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	616
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	2,610
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	1,790
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,134
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,018
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,556
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,204
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,051
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,669
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	1,880
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	4,458
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,260
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	1,967
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,161
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,344
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,321
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	767
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	10,000	8,233
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,432
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,502
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,298
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,607
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,157
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,522
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,596
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,358
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	41,167
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	55,441
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,420
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	33,507
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	7,579
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,064
[16]	Channelview Independent School District GO	2.000%	8/15/40	1,000	613
[16]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,875
[16]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,853
[16]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,090
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	465	502
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	403
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	454
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	354
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	797
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	500
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,124
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	513
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	383
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	375
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	474
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	705
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	968
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,130	995
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,028
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,059

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,092
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,495
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	624
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,084
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	913
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,049
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	929
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,289
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,371
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,363
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,268
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,262
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/32	1,765	1,865
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/33	2,010	2,100
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/35	1,125	1,154
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/36	1,170	1,220
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/37	1,250	1,295
	Collin County TX GO	5.000%	2/15/33	2,000	2,149
	Collin County TX GO	4.000%	2/15/38	2,480	2,334
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,795
[16]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,635
[16]	Comal Independent School District GO	5.000%	2/1/27	6,440	6,757
[16]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,583
[16]	Comal Independent School District GO	5.000%	2/1/32	850	931
[16]	Comal Independent School District GO	4.000%	2/1/33	1,875	1,873
[16]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,180
[16]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,179
[16]	Community Independent School District GO	5.000%	2/15/37	1,205	1,283
[16]	Community Independent School District GO	5.000%	2/15/39	1,440	1,518
[16]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,712
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	182
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	161
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	177
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	213
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	249
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	274
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	294
	Conroe TX GO	5.000%	11/15/26	980	1,035
	Conroe TX GO	5.000%	11/15/27	1,015	1,084
	Conroe TX GO	5.000%	11/15/28	1,720	1,855
[16]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,423
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,479
[16]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	1,963
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,267
	Corpus Christi TX GO	5.000%	3/1/29	5,235	5,264
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,526
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	5,802
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	134
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	200	216
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/32	300	325
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	537
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	881
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,901
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,100
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,724
[16]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	776
[16]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,094
[16]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,068
[16]	Crandall Independent School District GO	4.000%	8/15/42	805	728
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,202
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/34	8,645	8,701
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,182
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	2,979
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,298
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,197
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	105	105
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,388
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,365

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,254
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	11,902
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,364
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,365	10,872
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,030	9,472
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	5,967
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,670
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,470
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,357
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,381
	Dallas County TX GO	5.000%	8/15/25	3,825	3,997
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,149
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,651
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,402
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,702
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,056
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	9,355
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	7,471
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,267
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	6,422
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	8,562
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	15,157
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	14,195
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	10,363
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	12,713
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	7,775
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	6,044
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	5,785
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	3,831
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,040
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,171
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	20,079
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	9,550
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	13,998
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	6,903
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	2,799
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,033
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	3,679
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,565
[16]	Dallas Independent School District GO, Prere.	5.000%	2/15/25	7,500	7,770
	Dallas TX GO	5.000%	2/15/29	3,800	4,074
	Dallas TX GO	5.000%	2/15/30	4,500	4,862
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,176
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,131
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,688
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,670
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,364
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,193
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,603
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,612
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	897
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,553
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	150
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,081
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,020
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	1,955
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,203
[16]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,384
[16]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,392
[16]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,857
[16]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,381
[16]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	2,632
[16]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,638
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	970
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	891
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,784
	Denton County TX GO	5.000%	7/15/24	1,610	1,654
	Denton County TX GO	5.000%	7/15/25	1,830	1,911
	Denton County TX GO	4.000%	7/15/33	2,000	2,007

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,105
[16]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,434
[16]	Denton Independent School District GO	3.000%	8/15/43	2,500	1,807
[16]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,249
	Denton TX GO	4.000%	2/15/34	2,630	2,590
	Denton TX GO	4.000%	2/15/39	3,605	3,276
	Denton TX GO	4.000%	2/15/40	2,560	2,308
	Denton TX GO	4.000%	2/15/42	2,675	2,381
[16]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,678
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	1,909
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,023
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,149
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	11,120	11,495
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,274
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,317
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	1,830
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,119
	Ector County Hospital District GO	5.000%	9/15/29	780	793
	Ector County Hospital District GO	5.000%	9/15/30	850	863
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,758
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,226
[9]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,022
[16]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,616
[16]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,215
[16]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,179
[16]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,770
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,189
	El Paso TX GO	5.000%	8/15/28	1,000	1,073
	El Paso TX GO	5.000%	8/15/28	1,440	1,546
	El Paso TX GO	5.000%	8/15/28	600	644
	El Paso TX GO	5.000%	8/15/29	1,395	1,512
	El Paso TX GO	5.000%	8/15/29	785	851
	El Paso TX GO	5.000%	8/15/29	1,005	1,054
	El Paso TX GO	5.000%	8/15/29	700	758
	El Paso TX GO	4.000%	8/15/30	3,480	3,514
	El Paso TX GO	5.000%	8/15/30	1,050	1,135
	El Paso TX GO	5.000%	8/15/30	840	917
	El Paso TX GO	5.000%	8/15/30	545	595
	El Paso TX GO	5.000%	8/15/31	4,050	4,233
	El Paso TX GO	5.000%	8/15/31	1,485	1,596
	El Paso TX GO	5.000%	8/15/31	650	699
	El Paso TX GO	5.000%	8/15/32	3,625	3,781
	El Paso TX GO	5.000%	8/15/32	1,025	1,096
	El Paso TX GO	5.000%	8/15/32	680	727
	El Paso TX GO	3.000%	8/15/33	375	324
	El Paso TX GO	5.000%	8/15/33	1,300	1,380
	El Paso TX GO	5.000%	8/15/33	1,500	1,595
	El Paso TX GO	3.000%	8/15/34	710	600
	El Paso TX GO	4.000%	8/15/34	435	423
	El Paso TX GO	5.000%	8/15/34	4,570	4,748
	El Paso TX GO	3.000%	8/15/35	430	356
	El Paso TX GO	4.000%	8/15/35	1,000	960
	El Paso TX GO	4.000%	8/15/35	1,075	1,032
	El Paso TX GO	4.000%	8/15/35	450	427
	El Paso TX GO	5.000%	8/15/35	4,795	4,974
	El Paso TX GO	5.000%	8/15/35	1,150	1,193
	El Paso TX GO	3.000%	8/15/36	485	393
	El Paso TX GO	4.000%	8/15/36	1,010	957
	El Paso TX GO	4.000%	8/15/36	1,000	947
	El Paso TX GO	4.000%	8/15/36	500	466
	El Paso TX GO	5.000%	8/15/36	4,005	4,151
	El Paso TX GO	5.000%	8/15/36	5,035	5,218
	El Paso TX GO	4.000%	8/15/37	500	461
	El Paso TX GO	4.000%	8/15/37	1,110	1,023
	El Paso TX GO	4.000%	8/15/37	680	625
	El Paso TX GO	3.000%	8/15/38	720	558
	El Paso TX GO	4.000%	8/15/38	1,155	1,054
	El Paso TX GO	4.000%	8/15/38	1,000	909
	El Paso TX GO	4.000%	8/15/39	1,000	905

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	4.000%	8/15/40	1,000	902
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,014
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,754
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,162
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,117
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	2,959
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,711
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,772
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,846
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,290
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,302
[16]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,330
[16]	Forney Independent School District GO	5.000%	8/15/35	2,700	2,918
[16]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,419
[16]	Forney Independent School District GO	4.000%	8/15/41	8,000	7,346
[16]	Forney Independent School District GO	4.000%	8/15/42	8,000	7,276
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	343
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	221
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	670
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	312
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	660
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	450
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	702
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	511
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	300
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	345
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	706
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	381
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	737
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,254
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	346
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,175
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,435
[16]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,279
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	2,951
	Fort Worth TX GO	4.000%	3/1/29	6,480	6,634
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,196
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,180
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,553
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,636
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	4,641
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,627
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,013
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,621
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,565
[16]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,346
[16]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,008
[16]	Frenship Independent School District GO	3.000%	2/15/36	1,000	810
[16]	Frenship Independent School District GO	3.000%	2/15/38	1,000	782
[16]	Friendswood Independent School District GO	4.000%	2/15/29	800	818
[16]	Friendswood Independent School District GO	4.000%	2/15/30	950	971
[16]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,748
[16]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,089
[16]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,631
[16]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,329
[16]	Frisco Independent School District GO	5.000%	8/15/27	3,635	3,866
[16]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,125
	Frisco TX GO	5.000%	2/15/26	2,790	2,892
	Frisco TX GO	5.000%	2/15/27	5,475	5,754
	Frisco TX GO	5.000%	2/15/29	2,505	2,629
[16]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,478
[16]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,111
[16]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,955
[16]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,964
[16]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,005
[16]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,978
	Galveston County TX GO	4.000%	2/1/26	1,575	1,601
	Galveston County TX GO	4.000%	2/1/27	1,565	1,595
	Galveston County TX GO	4.000%	2/1/28	1,460	1,481

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Galveston County TX GO	4.000%	2/1/29	1,055	1,070
	Galveston County TX GO	5.000%	2/1/30	1,195	1,269
	Galveston County TX GO	4.000%	2/1/32	1,195	1,201
[16]	Galveston Independent School District GO	5.000%	2/1/32	750	809
[16]	Galveston Independent School District GO	5.000%	2/1/33	725	778
[16]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,071
[16]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,303
[16]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,044
[16]	Galveston Independent School District GO	4.000%	2/1/38	4,000	3,773
[16]	Galveston Independent School District GO	4.000%	2/1/39	7,450	6,946
[16]	Galveston Independent School District GO	4.000%	2/1/40	5,250	4,846
[16]	Galveston Independent School District GO	4.000%	2/1/41	5,000	4,593
[16]	Galveston Independent School District GO	4.000%	2/1/42	5,775	5,236
[16]	Garland Independent School District GO	5.000%	2/15/26	4,125	4,269
[16]	Garland Independent School District GO	4.000%	2/15/34	1,000	1,006
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,224
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,162
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,435
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,119
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,037
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,314
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,036
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	970
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,166
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,044
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	986
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	3,721
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,041
[16]	Godley Independent School District GO	3.000%	2/15/40	1,000	753
[16]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,634
[16]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,347
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,068
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	1,135	1,190
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,306
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	71,515	71,760
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,089
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	5,930
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	18,682
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	5,638
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,459
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,123
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	482
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	509
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	535
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	837
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,694
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,257
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	1,883
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,395
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,492
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,267
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,596
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,403
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/30	110	111
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	126
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	138
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	166
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	106
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	95
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	188
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,895
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	1.640%	11/1/22	49,500	49,500
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	325
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	436
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	493
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	514
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	781
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	225

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	590
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	412
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	313
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	638
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	722
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	1,979
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,109
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,066
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,112
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,281
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,591
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,732
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,217
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,257
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,269
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,303
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,218
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,222
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,582
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,761
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,253
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,605
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,014
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,769
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	6,582
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	3,928
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,327
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	2.850%	11/15/46	2,500	2,499
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	100
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	3,323
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,248
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,718
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,575
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,564
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,172
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,090
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,059
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	10,440
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	5,347
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,009
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	1,600	1,600
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,911
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	2,688
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	1,000	1,097
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,617
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,057
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	1,880
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,604
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,086
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	2,818
	Harris County TX GO	1.800%	11/1/22	4,980	4,980
	Harris County TX GO	5.000%	10/1/25	5,755	6,019
	Harris County TX GO	5.000%	10/1/25	8,180	8,556
	Harris County TX GO	5.000%	10/1/27	6,335	6,619
	Harris County TX GO	5.000%	10/1/28	6,660	6,955
	Harris County TX GO	5.000%	10/1/29	6,490	6,774
	Harris County TX GO	5.000%	10/1/29	665	727
	Harris County TX GO	5.000%	10/1/30	5,405	5,635
	Harris County TX GO	5.000%	10/1/30	4,000	4,268
	Harris County TX GO	5.000%	10/1/30	800	882
	Harris County TX GO	5.000%	10/1/34	2,700	2,845
	Harris County TX GO	5.000%	10/1/35	4,215	4,354
	Harris County TX GO	4.000%	10/1/36	690	689
	Harris County TX GO	4.000%	10/1/37	765	753
	Harris County TX GO	5.000%	10/1/40	17,000	17,505
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,190
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,421
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,215

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,698
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,060
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,017
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,016
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,555
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,140
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,256
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	3,669
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,234
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,232
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,112
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,581
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,036
[6]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	210
[6]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	432
	Hays County TX GO	5.000%	2/15/26	1,145	1,201
	Hays County TX GO	5.000%	2/15/26	1,260	1,322
	Hays County TX GO	5.000%	2/15/27	1,105	1,174
	Hays County TX GO	5.000%	2/15/28	1,010	1,073
	Hays County TX GO	5.000%	2/15/28	1,695	1,801
	Hays County TX GO	5.000%	2/15/29	1,830	1,946
	Hays County TX GO	5.000%	2/15/29	1,615	1,718
	Hays County TX GO	5.000%	2/15/30	1,760	1,870
	Hays County TX GO	5.000%	2/15/30	2,175	2,311
	Hays County TX GO	5.000%	2/15/31	3,235	3,430
	Hays County TX GO	5.000%	2/15/31	1,590	1,686
	Hays County TX GO	5.000%	2/15/32	1,800	1,903
	Hays County TX GO	5.000%	2/15/34	1,035	1,090
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	510
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	969
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	508
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,480
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	455
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	998
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	623
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,245
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	926
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,343
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,404
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	843
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	843
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	770
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	839
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	554
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,415
	Hidalgo County TX GO	4.000%	8/15/36	1,000	953
	Hidalgo County TX GO	4.000%	8/15/38	1,065	983
	Houston Community College System GO, Prere.	5.000%	2/15/23	250	251
[12]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,882
[16]	Houston Independent School District GO	5.000%	2/15/26	1,905	2,001
[16]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,139
[16]	Houston Independent School District GO	5.000%	2/15/28	22,185	23,577
[16]	Houston Independent School District GO	4.000%	2/15/30	14,000	14,077
[16]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,024
[16]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,320
[16]	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,294
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,928
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,921
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,145
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	7,474
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,330
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,228
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,229
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,686
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,575
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,232
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,598
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,227
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,886

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,273
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,233
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,749
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,203
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	15,986
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,102
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	17,648
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/33	1,200	1,184
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,553
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,205
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,886
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,609
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	830
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	38,366
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	942
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,604
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	5,463
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,493
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,221
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	1,956
	Houston TX GO	5.000%	3/1/25	1,600	1,656
	Houston TX GO	5.000%	3/1/26	10,000	10,458
	Houston TX GO	5.000%	3/1/27	9,800	10,247
	Houston TX GO	5.000%	3/1/27	6,025	6,374
	Houston TX GO	5.000%	3/1/28	10,025	10,602
	Houston TX GO	5.000%	3/1/29	6,000	6,341
	Houston TX GO	5.000%	3/1/31	5,195	5,412
	Houston TX GO	5.000%	3/1/32	3,840	3,992
	Houston TX GO	4.000%	3/1/33	5,000	4,981
	Houston TX GO	4.000%	3/1/33	2,340	2,332
	Houston TX GO	5.000%	3/1/33	1,105	1,147
	Houston TX GO	4.000%	3/1/34	5,015	4,933
	Houston TX GO	4.000%	3/1/34	580	571
	Houston TX GO	4.000%	3/1/35	3,000	2,871
	Houston TX GO	4.000%	3/1/35	665	636
	Houston TX GO	3.000%	3/1/36	1,015	825
	Houston TX GO	3.000%	3/1/37	3,500	2,788
	Houston TX GO	3.000%	3/1/38	3,250	2,547
	Houston TX GO	3.000%	3/1/39	2,500	1,926
	Houston TX GO	3.000%	3/1/40	2,000	1,503
	Houston TX GO	3.000%	3/1/41	3,170	2,351
	Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,089
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,683
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,461
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,541
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	441
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	440
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	422
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	266
[16]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,360
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,070
[16]	Irving Independent School District GO	5.000%	2/15/23	150	151
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	124
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	161
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	208
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	178
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	254
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	252
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	302
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	301
[16]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,109
[6]	Justin TX Special Assessment Revenue	3.000%	9/1/31	250	208
[6]	Justin TX Special Assessment Revenue	3.375%	9/1/41	500	368
[16]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,649

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Katy Independent School District GO	5.000%	2/15/26	2,090	2,166
[16]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,864
[16]	Katy Independent School District GO	4.000%	2/15/39	1,000	934
[16]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,159
[16]	Katy Independent School District GO	4.000%	2/15/41	1,025	945
[16]	Keller Independent School District GO	4.000%	8/15/29	2,900	2,928
[16]	Keller Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,185
[16]	Klein Independent School District GO	4.000%	8/1/34	2,805	2,820
[16]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,100
[16]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,145
[16]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	989
[16]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,127
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	281
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	275
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	299
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	323
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	475	432
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	450	404
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	625	492
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	417
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	413
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	825	598
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	975	693
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	900	627
[6]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	370
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,239
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,661
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,120
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,478
[16]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,006
[16]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,005
[16]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,000	2,018
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,059
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,545
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	214
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	216
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	231
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	268
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	289
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	240
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	301
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	230
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	519
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	372
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	343
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	569
[6]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	447
[16]	Leander Independent School District GO	0.000%	8/16/24	8,500	7,982
[16]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,041
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,629
[16]	Leander Independent School District GO	3.000%	8/15/34	5,740	4,876
[16]	Lewisville Independent School District GO	5.000%	8/15/28	5,000	5,402
[5,16]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,313
[5,16]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,065
[16]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	1,986
[5,16]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,125
[5,16]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,044
[6]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	573
[6]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	181
	Lone Star College System GO	5.000%	2/15/28	4,045	4,345
	Lone Star College System GO	5.000%	2/15/29	2,505	2,719
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	972
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/31	1,330	1,458
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	10,206
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	10,235	10,677
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	6,287
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,581
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,455
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,495

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	1,975
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,305
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,107
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,046
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,081
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,465	1,571
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	706
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	1,823
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,121
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,185
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	2,725
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,477
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	2,931
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	2,682
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,072
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	1,868
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,394
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,177
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,326
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	4,474
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,581
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,108
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	4,709
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,301
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	2,617
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,105
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,557
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,072
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	2,787
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,223
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,625
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,355
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,416
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	4,593
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,558
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,686
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,431
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	8,000	8,064
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,462
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	8,565
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,101
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,194
	Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	1.680%	11/1/22	1,000	1,000
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,219
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,315
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,758
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	3,930
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,109
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,046
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	1,745
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	4,155
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	3,367
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	5,855
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,108
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	899
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	7,352
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	3,960
	Lubbock TX GO	4.000%	2/15/31	1,525	1,538
	Lubbock TX GO	4.000%	2/15/32	1,425	1,429
	Lubbock TX GO	4.000%	2/15/33	1,000	996
	Mainland College GO	4.000%	8/15/30	650	667
	Mainland College GO	4.000%	8/15/31	795	808
	Mainland College GO	4.000%	8/15/32	560	563
	Mainland College GO	4.000%	8/15/33	510	511
	Mainland College GO	4.000%	8/15/34	635	629
	Mainland College GO	4.000%	8/15/35	500	488
	Mainland College GO	4.000%	8/15/36	1,000	953
	Mainland College GO	4.000%	8/15/37	750	699

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mainland College GO	4.000%	8/15/38	750	692
	Mainland College GO	4.000%	8/15/39	1,680	1,547
	Mainland College GO	4.000%	8/15/40	895	818
[16]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	1,820
[16]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	1,803
[16]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	1,810
[16]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	1,811
[16]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,307
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,014
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	8,563
	McAllen TX GO, Prere.	5.000%	2/15/23	880	885
[16]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,230
[16]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,206
	McKinney TX GO	5.000%	8/15/31	300	331
	McKinney TX GO	5.000%	8/15/32	300	333
	McKinney TX GO	5.000%	8/15/33	275	301
	McKinney TX GO	3.500%	8/15/34	775	700
	McKinney TX GO	3.625%	8/15/35	780	701
	McKinney TX GO	3.750%	8/15/37	1,065	940
	McKinney TX GO	3.875%	8/15/39	1,830	1,603
	McKinney TX GO	3.875%	8/15/40	1,900	1,648
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	384
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	764
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	544
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	616
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,079
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	805
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	802
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,066
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	770
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,056
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	830
[16]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,237
[6]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	157
[6]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	231
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	684
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	705
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,501
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,085
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,766
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,852
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,701
	Montgomery County TX GO	5.000%	3/1/31	16,450	17,193
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,641
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,572
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,762
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,636
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,105
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	2,972
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,148
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	2,811
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,473
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,295
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	703
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	888
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,200	3,104
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,367
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	560	552
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,598
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,635	1,667
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,400
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,625
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,515
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,251
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,360
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,036
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,348
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,411
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,477
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,548
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,623
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,450
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	8,674
[16]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,242
[16]	North East TX Independent School District GO, Prere.	5.000%	8/1/23	750	760
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,056
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,367
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	499
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	369
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	619
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	479
[6]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	205
[6]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/31	1,000	916
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,113
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,746
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,729
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	8,436
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,257
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,580
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	10,908
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,058
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,065
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,783
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,831
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,332
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,752
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,995
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,353
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,547
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,153
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,213
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,608
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,470
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	49,138
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,678
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,744
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,017
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,564
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	1,959
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	45,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,469
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,181
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,494
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,041
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	1,919
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,647
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,548
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,430
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	7,637
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,544
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	2,932
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,594
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,054
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,181
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,181
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	12,372

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	2,997
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,256
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,981
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,019
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	14,737
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	2,782
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	34,672
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,053
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,455
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	2,853
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,637
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	3,015	3,020
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	1,809
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	9,886
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	5,250	4,861
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	11,488
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,197
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,179
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	3,524
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	10,000	6,213
[16]	Northside Independent School District GO	4.000%	6/1/35	1,895	1,858
[16]	Northside Independent School District GO	4.000%	6/1/36	1,000	973
[16]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	8,910
[16]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,706
[16]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,364
[16]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,289
[16]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,465
	Nueces County TX GO	4.000%	2/15/34	480	473
	Nueces County TX GO	4.000%	2/15/36	640	608
	Nueces County TX GO	4.000%	2/15/39	1,250	1,149
	Odessa Junior College District GO	5.000%	8/15/26	770	812
	Odessa Junior College District GO	5.000%	8/15/28	660	704
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,122
	Odessa Junior College District GO	4.000%	8/15/36	1,000	967
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,723
	Odessa TX GO	3.000%	3/1/33	5,355	4,638
	Odessa TX GO	3.000%	3/1/34	2,685	2,280
	Odessa TX GO	3.000%	3/1/35	2,425	2,015
[16]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,631
[16]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,117
[16]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,554
[16]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,046
[16]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,138
[16]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,203
[16]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,041
	Pasadena TX GO	4.000%	2/15/29	1,000	1,011
	Pasadena TX GO	4.000%	2/15/30	1,765	1,780
[16]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,205
[16]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,156
[16]	Pearland Independent School District GO	4.000%	2/15/31	3,830	3,859
[16]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,046
	Pearland TX GO	5.000%	3/1/30	9,575	10,019
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,220
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,629
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	1,618
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	1,879
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,367
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,522
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,231
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	5,591
[16]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,505
[16]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,553
[16]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,168
[16]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,107
[6]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	224
[6]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	247
[6]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	657

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,386
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,065
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,077
[16]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,488
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,629
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,345
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,573
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,256
[16]	Prosper Independent School District GO	4.000%	2/15/32	3,290	3,325
[16]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,393
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,016
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,004
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	915
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	816
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,437
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	874
[16]	Richardson Independent School District GO	5.000%	2/15/29	1,350	1,462
[16]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,748
[16]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,196
[16]	Richardson Independent School District GO	3.000%	2/15/39	1,000	796
[16]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,575
[16]	Richardson Independent School District GO	3.000%	2/15/41	1,000	776
[16]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,689
[16]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,460
[16]	Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,327
[16]	Round Rock Independent School District GO	4.000%	8/1/32	6,795	6,870
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	217
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,748
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,191
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,694
[16]	San Antonio Independent School District GO	3.000%	8/15/38	1,170	912
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	1,833
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,044
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,151
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	592
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,223
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,333
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,390
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,471
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/33	20,000	21,485
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	17,500	18,694
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	21,625	22,994
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/36	35,700	37,731
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/37	36,485	38,291
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	40,501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,816
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,632
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	392
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,994
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,702
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,305
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,804
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	4,743
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	11,176
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	4,921
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,034
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,053
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,450
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	5,355	5,382
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,674
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,306
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,035
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,562
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,511

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,670	1,792
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,496
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	31,733
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	2,765	2,950
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	19,362
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,323
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	1,853
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,155
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,285
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	1,969
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	16,482
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,828
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,084
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	3,859
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,067
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,480
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,326
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,457
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	4,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,167
	San Antonio TX Electric & Gas Systems Revenue Electric Power & Light Revenue, ETM	5.000%	2/1/24	1,000	1,022
	San Antonio TX GO	5.000%	2/1/25	10,000	10,382
	San Antonio TX GO	5.000%	2/1/27	4,915	5,092
	San Antonio TX GO	4.000%	8/1/35	9,170	8,732
	San Antonio TX GO	4.000%	8/1/35	2,355	2,243
	San Antonio TX GO	4.000%	8/1/36	2,235	2,116
	San Antonio TX GO	4.000%	8/1/37	5,000	4,676
	San Antonio TX GO	3.000%	8/1/38	2,625	2,110
	San Antonio TX GO	4.000%	8/1/38	7,560	6,963
	San Antonio TX GO	3.000%	8/1/39	2,705	2,123
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,191
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,040
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,786
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,020
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,143
[16]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,784
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,414
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,564
[16]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,793
[16]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,050
[16]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,094
[16]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,090
[16]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,896
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,175
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,457
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,527
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,316
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,772
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,812
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,581
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,328
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,247
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	3,711
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,743
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,047
	San Antonio Water System Water Revenue	4.000%	5/15/40	14,000	12,802
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,140
	San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	4,245
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	7,842
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,209
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	988
	San Jacinto Community College District GO	4.000%	2/15/35	750	730
	San Jacinto Community College District GO	4.000%	2/15/36	700	665
	San Marcos TX GO	4.000%	8/15/36	1,280	1,193
[16]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,389
[16]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,528
[16]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,339

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,446
[16]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,211
[16]	Sherman Independent School District GO	4.000%	2/15/30	3,400	3,499
[16]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,260
[16]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,076
[16]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,867
[16]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,674
[16]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,529
[16]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,012
	South Texas College GO, Prere.	5.000%	8/15/23	955	968
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,520
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	845
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,648
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	739
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,841
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	795
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,726
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,076
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,380	2,960
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,151
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,149
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,615
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	584
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	209
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	524
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	427
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	435
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	214
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	210
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	326
[16]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,605
[16]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,854
[16]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,166
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,438
[16]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,488
[16]	Spring Independent School District GO	5.000%	8/15/32	6,165	6,408
[16]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,980
[16]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,441
[16]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,302
[16]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,253
[16]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,237
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	642
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,372
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,057
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,508
	Sugar Land TX GO	4.000%	2/15/34	1,000	989
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,280
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,553
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,359
	Tarrant County College District GO	5.000%	8/15/30	6,915	7,611
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	936
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	940
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	567
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,603
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,360
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,529
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,159
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	860
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,000	3,247
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,612
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,668
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	2,874
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	1,936
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	2,829
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,250
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	936
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	581
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	1,840

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	748
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	1,971
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,772
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	2,879
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	950	891
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	16,330
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.620%	11/1/22	1,300	1,300
[2,6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.650%	11/1/22	20,000	20,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	10/1/23	21,880	22,244
	Tarrant County TX GO	5.000%	7/15/31	500	553
	Tarrant County TX GO	5.000%	7/15/32	500	550
	Tarrant County TX GO	4.000%	7/15/40	5,340	4,799
	Tarrant County TX GO	4.000%	7/15/41	2,055	1,833
	Tarrant County TX GO	4.000%	7/15/42	4,050	3,579
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	4,908
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,235
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	2,812
[16]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,386
[16]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,426
[16]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	2,730
	Texas A&M University College & University Revenue, Prere.	5.000%	5/15/23	750	757
[16]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,428
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,665	1,630
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,990	1,883
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,995	9,316
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	13,400	14,033
	Texas GO	5.000%	4/1/25	3,855	4,005
	Texas GO	5.000%	10/1/27	2,000	2,092
	Texas GO	5.000%	10/1/30	28,615	30,569
	Texas GO	5.000%	4/1/32	15,000	15,713
	Texas GO	5.000%	10/1/32	12,225	12,931
	Texas GO	5.000%	4/1/33	5,000	5,226
	Texas GO	4.000%	10/1/33	3,500	3,509
	Texas GO	5.000%	10/1/33	7,560	7,973
	Texas GO	5.000%	4/1/34	4,010	4,181
	Texas GO	5.000%	10/1/34	11,795	12,416
	Texas GO	5.000%	8/1/35	1,000	1,085
	Texas GO	5.000%	4/1/36	13,000	13,507
	Texas GO	5.000%	4/1/36	19,300	20,053
	Texas GO	5.000%	8/1/36	1,585	1,716
	Texas GO	5.000%	10/1/36	55,945	57,683
	Texas GO	5.000%	4/1/37	8,000	8,299
	Texas GO	5.000%	8/1/37	1,000	1,080
	Texas GO	5.000%	4/1/38	4,300	4,455
	Texas GO	5.000%	4/1/39	10,450	10,804
	Texas GO, Prere.	5.000%	4/1/24	32,025	32,806
	Texas GO, Prere.	5.000%	4/1/24	10,015	10,245
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,547
	Texas GO, Prere.	5.000%	10/1/24	5,320	5,492
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,098
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,673
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	20,475	21,208
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,014
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,329
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,008
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	5,132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	8,692
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,840	15,999
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	36,830	37,020
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	15,245	15,249
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	795
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	4,703
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,032
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	10,280
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	5,807
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	2,884
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	3,922

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	5,973
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,130
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	8,348
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	10,872
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	13,540
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	8,559
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	500	496
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	9,067
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	6,208
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	8,370	7,388
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	7,365
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,113
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	6,174
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,240
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,297
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	6,256
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,178
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	161
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	9,900	8,443
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	9,147
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	3,000	2,517
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	4,957
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	1,959
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,500
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,387
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,105
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	867
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,596
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,456
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,493
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	1,947
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,794
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,572
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	29,483
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,750
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,176
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,581
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,473
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,730
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,797
	Texas Water Development Board Water Revenue	5.000%	10/15/25	420	440
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	13,694
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,085
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,599
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,329
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,423
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,272
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,100
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	8,411
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,000	5,367
	Texas Water Development Board Water Revenue	5.000%	10/15/31	10,000	10,515
	Texas Water Development Board Water Revenue	4.000%	10/15/32	4,300	4,357
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,156
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	9,050
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,071
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,647
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	3,630
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,839
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	18,277
	Texas Water Development Board Water Revenue	4.000%	10/15/34	4,950	4,890
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,218
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	5,312
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	5,914
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	34,781
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	8,812
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,740	4,641
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,245	5,118
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,631
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	3,798

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,130
	Texas Water Development Board Water Revenue	4.000%	10/15/37	7,000	6,788
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,151
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,201
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,084
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,271
	Texas Water Development Board Water Revenue	4.600%	10/15/39	8,000	8,248
	Texas Water Development Board Water Revenue	4.650%	10/15/40	7,395	7,596
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,463
	Texas Water Development Board Water Revenue	4.750%	10/15/42	5,250	5,344
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,148
[16]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,012
[16]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,054
[16]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,190	3,494
	Travis County TX GO	5.000%	3/1/27	2,510	2,639
	Travis County TX GO	5.000%	3/1/28	6,180	6,489
	Travis County TX GO	5.000%	3/1/31	5,100	5,509
	Travis County TX GO	5.000%	3/1/33	15,910	17,067
	Travis County TX GO	5.000%	3/1/37	8,930	9,452
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,341
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/32	1,800	1,818
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,552
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,369
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,761
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,789
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,154
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,198
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,741
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,835
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	1,913
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,013
[16]	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,052
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,622
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,381
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,265
	University of Houston College & University Revenue	5.000%	2/15/30	2,500	2,723
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,312
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,900
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	11,066
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,022
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,122
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,020
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	10,006
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,179
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	8,981
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	14,697
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,469
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,864
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,040
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,354
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,168
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,596
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,724
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,081
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,868
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,175
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	3,932
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,085
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	10,656
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	5,814
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	6,884
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	6,502
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,701
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,286
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,601
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,614
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	3,946
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,106
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,576

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,565
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,561
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,084
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,132
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,032
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	890
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,369
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	1,980
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,407
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,473
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,198
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,582
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,273
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,477
	Williamson County TX GO	5.000%	2/15/23	6,000	6,026
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	7,584
[16]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,349
[16]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,815
[16]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,817
[16]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,157
[16]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,433
					6,148,597
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,458
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,724
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	1,929
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,130
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,579
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	3,983
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	2,976
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,464
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,175
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,718
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	2,000	2,014
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	2,000	2,010
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,408
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,231
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,818
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,822
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,118
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,480
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,723
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,056
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,354
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,244
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,310
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,266
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	13,000	13,717
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,008
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	996
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,333
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,355
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,036
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,439
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	883
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	3,000	3,000
	Murray UT Revenue VRDO	1.640%	11/1/22	2,000	2,000
	Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	101
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,742
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	4,748
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,164
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,140
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,050
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,136
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,308
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,212
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,850
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,756
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,313

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,620
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,201
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,231
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,119
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,043
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,761
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,258
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,023
	University of Utah College & University Revenue	5.000%	8/1/27	850	911
	University of Utah College & University Revenue	5.000%	8/1/28	565	612
	University of Utah College & University Revenue	5.000%	8/1/28	750	813
	University of Utah College & University Revenue	5.000%	8/1/29	555	606
	University of Utah College & University Revenue	5.000%	8/1/30	540	593
	University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,080
	University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,503
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	968
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,298
	University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,106
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	722
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,081
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,449
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,304
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	898
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,109
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,439
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,213
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,193
[12]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,752
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	329
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	439
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	443
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	287
	Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,305
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,680
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,695
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,712
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,325
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,475
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,508
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,506
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,447
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,052
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,327
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,348
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,970
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,711
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,779
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,966
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,413
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	617
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	242
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	255
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	293
					247,307
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	1,660	1,661
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	2,900
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,290
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,722
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,435
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,130
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,166
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,266
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,366
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,474

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,549
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,666
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	8,043
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,426
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,841
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,583
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,468
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,423
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,627
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,057
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,176
					51,269
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	860	877
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	2,160	2,203
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	3,240	3,304
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,905
					9,289
Virginia (1.5%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	656
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	743
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	739
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	787
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,252
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,065
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,024
	Arlington County VA GO	5.000%	8/15/25	2,445	2,557
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,602
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,893
	Culpeper VA GO	5.000%	8/1/23	150	152
[6]	Cutalong II Community Development Authority District Special Assessment Revenue	4.250%	3/1/42	3,325	2,587
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	350	387
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	975
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,169
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,353
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,065
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	4,681
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,079
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,537
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,649
	Fairfax County VA GO	5.000%	10/1/30	6,000	6,457
	Fairfax County VA GO	5.000%	10/1/31	8,075	8,661
	Fairfax County VA GO	4.000%	10/1/32	10,000	10,140
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,528
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	9,500	9,968
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,845
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	517
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	255
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,273
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,542
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,323
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	429
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,126
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,387
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	199
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	790	656
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	860
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	690	553
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	848
	Loudoun County VA GO	5.000%	12/1/22	1,020	1,022
	Loudoun County VA GO	3.000%	12/1/32	7,535	6,739
	Loudoun County VA GO	3.000%	12/1/33	7,535	6,629
	Loudoun County VA GO	3.000%	12/1/34	3,770	3,249
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,823
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	1,839
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,071

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	2,649
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,486
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	767
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,260
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,083
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,367
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,729
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,761
	Newport News VA GO	5.000%	8/1/29	2,970	3,179
	Newport News VA GO	4.000%	2/1/30	1,000	1,032
	Norfolk VA GO	5.000%	8/1/31	3,850	4,168
	Norfolk VA GO	4.000%	3/1/36	1,200	1,174
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	2,835
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,547
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	5,511
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,062
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,062
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,093
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,093
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,062
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,093
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,093
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,022
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,560
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,224
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,348
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,952
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,235
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,615
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,326
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	16,692
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,242
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,999
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,973
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,095
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,198
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,306
[6]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	664
[6]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	1,750	1,558
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,198
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,270
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,383
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,395
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,757
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,030
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,764
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,550
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,596
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,013
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,524
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,508
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,201
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	745
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	957
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,081
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,125
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	670
	Virginia Beach VA GO	5.000%	5/1/24	4,300	4,413
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	20,418
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	31,598
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,254
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,127
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	9,520	8,562
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	20,251
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	16,501
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	20,956
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	5,887
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	7,999
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	5,822

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	6,982
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	5,988
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,335
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,294
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	16,334
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	24,248
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	100	100
	Virginia College Building Authority College & University Revenue	5.000%	9/1/23	100	101
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	6,328
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,572
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,553
	Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	6,203
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,089
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	111
	Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	15,355	14,381
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	25,665	20,203
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	16,579
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	12,000	9,176
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,547
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,815
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,631
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,597
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,715
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	11,101
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	11,924
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,619
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	9,769
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	7,898
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	5,000	4,864
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	5,130	4,990
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,037
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	4,552
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	4,592
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	6,757
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	9,714
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,800
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	8,956
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,113
[18]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	15,841
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	15,845
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	10,764
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	13,979
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,013
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,045
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	3/15/23	100	101
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/23	190	192
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,862
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,764
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	2,774
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,664
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	2,734
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,374
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,745
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,737
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,051
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,078
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,395
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	20,093
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	6,640
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	694
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	6,701
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,022
	Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	5,398
	Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	11,669
	Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	8,954
	Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	5,936
	Virginia Public School Authority Lease Revenue	3.000%	8/1/31	4,200	3,864
	Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	5,918
	Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	5,198

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	4,725
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	3,227
Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	940
Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,247
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,152
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,440
Virginia Resources Authority Lease Revenue	4.000%	11/1/22	150	150
Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	3,327
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,290	7,290
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,818
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,050
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	5,534
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	19,120
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,089
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,208
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,550
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,053
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,139
				1,022,523
Washington (2.4%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,108
Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,002
Bellevue WA GO	5.000%	12/1/29	1,500	1,652
Bellevue WA GO	5.000%	12/1/31	1,000	1,114
Bellevue WA GO	4.000%	12/1/35	1,580	1,551
Bellevue WA GO	4.000%	12/1/36	1,225	1,197
Bellevue WA GO	4.000%	12/1/37	1,100	1,064
Bellevue WA GO	4.000%	12/1/38	1,015	975
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	423
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	750
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,519
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	824
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	662
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	712
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	654
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	679
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	755
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	781
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	856
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	611
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	660
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	685
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	734
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,153
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,402
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,294
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,378
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,730
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,704
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,891
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,706
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,037
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,696
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,046
Clark & Skamania Counties School District No. 112-6 Washougal GO	5.000%	12/1/22	100	100
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,451
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,325
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,703
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,636
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	10,393
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,141
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	5,679
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	40,788
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,386
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,051
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,070
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,463

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,678
Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,623
Energy Northwest Nuclear Revenue	5.000%	7/1/35	10,090	10,915
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	44,826
Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,136
Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,230	1,284
Energy Northwest Nuclear Revenue	4.000%	7/1/42	6,580	5,932
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	10,752
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	5,000	5,247
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,425
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,319
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,450
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,086
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,027
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,231
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,614
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,665
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	177
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	248
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	173
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,126
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	10,000	7,675
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	9,655
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	938
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,523
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,018
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,502
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,040
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	808
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,710
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,182
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,335
King County WA GO	5.000%	12/1/22	1,320	1,322
King County WA GO	5.000%	12/1/22	1,155	1,157
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,298
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,504
King County WA Sewer Revenue	4.000%	7/1/33	12,500	12,532
King County WA Sewer Revenue	4.000%	7/1/35	3,000	2,949
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,038
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,547
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,134
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,106
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	971
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,089
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/22	150	150
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,301
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	984
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,468
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,063
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,586
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,845
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,557
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,101
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,084
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,026
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,826
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,075
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,117
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	7,907
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	6,256
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	3,909
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	9,265
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,026
Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/22	240	240
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	3,945
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	1,905
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,035
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	4,640
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	983

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/37	1,915	1,819
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	9,479
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/39	5,000	4,658
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.490%	5/1/45	12,000	11,698
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,825
	Skagit County Public Hospital District No. 1 GO, Prere.	5.000%	12/1/22	100	100
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,277
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,704
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,149
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,792
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	3,735
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/22	175	175
	Spokane County WA GO, Prere.	5.000%	12/1/22	100	100
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	2,845
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	8,990	8,013
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,513
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,191
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,009
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,530
	Washington COP	5.000%	7/1/36	5,135	5,360
	Washington COP	5.000%	7/1/37	5,385	5,611
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,451
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,579
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,218
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,494
	Washington GO	5.000%	8/1/24	2,375	2,406
	Washington GO	5.000%	7/1/25	50,585	51,980
	Washington GO	5.000%	7/1/25	10,000	10,436
	Washington GO	4.000%	7/1/26	10,000	10,231
	Washington GO	4.000%	7/1/26	25,000	25,577
	Washington GO	5.000%	8/1/26	12,370	13,107
	Washington GO	5.000%	7/1/27	8,655	8,958
	Washington GO	5.000%	7/1/27	14,900	15,421
	Washington GO	5.000%	7/1/27	5,010	5,185
	Washington GO	5.000%	8/1/27	7,495	7,825
	Washington GO	5.000%	8/1/27	14,675	15,740
	Washington GO	5.000%	6/1/28	3,400	3,684
	Washington GO	4.000%	7/1/28	40,000	41,309
	Washington GO	4.000%	7/1/28	8,000	8,262
	Washington GO	5.000%	7/1/28	19,745	20,419
	Washington GO	5.000%	8/1/28	7,050	7,353
	Washington GO	5.000%	8/1/28	20,210	21,078
	Washington GO	5.000%	2/1/29	1,910	2,082
	Washington GO	5.000%	6/1/29	3,215	3,516
	Washington GO	5.000%	2/1/30	8,545	8,709
	Washington GO	5.000%	2/1/30	13,740	14,211
	Washington GO	5.000%	6/1/30	2,800	3,091
	Washington GO	5.000%	7/1/30	8,015	8,277
	Washington GO	5.000%	7/1/30	6,975	7,301
	Washington GO	5.000%	8/1/30	11,495	12,283
	Washington GO	4.000%	7/1/31	23,685	23,906
	Washington GO	5.000%	7/1/31	4,100	4,227
	Washington GO	5.000%	7/1/31	12,950	13,351
	Washington GO	5.000%	8/1/31	14,890	15,863
	Washington GO	5.000%	8/1/31	22,640	24,120
	Washington GO	5.000%	8/1/32	26,855	28,526
	Washington GO	5.000%	8/1/33	6,800	6,878
	Washington GO	5.000%	8/1/33	5,020	5,258
	Washington GO	5.000%	8/1/34	11,640	11,772
	Washington GO	5.000%	8/1/34	5,015	5,235
	Washington GO	5.000%	8/1/34	10,000	10,329
	Washington GO	5.000%	8/1/35	2,530	2,636
	Washington GO	5.000%	2/1/36	6,505	6,797
	Washington GO	4.000%	7/1/36	8,085	7,835
	Washington GO	5.000%	8/1/36	10,000	10,507
	Washington GO	5.000%	8/1/37	10,005	10,489
	Washington GO	5.000%	8/1/37	15,000	15,289
	Washington GO	5.000%	2/1/38	12,245	12,534

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/38	11,000	11,808
Washington GO	5.000%	8/1/38	18,960	19,835
Washington GO	5.000%	8/1/38	13,780	14,036
Washington GO	5.000%	8/1/38	2,000	2,076
Washington GO	5.000%	2/1/39	12,860	13,144
Washington GO	5.000%	8/1/39	6,110	6,330
Washington GO	5.000%	2/1/40	10,855	11,548
Washington GO	5.000%	2/1/41	7,335	7,762
Washington GO	5.000%	8/1/41	1,560	1,647
Washington GO	5.000%	8/1/42	2,500	2,584
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,099
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,121
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,736
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,137
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,739
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,334
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,642
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	468
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,207
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,080
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,631
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,715
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,261
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	611
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,220
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,789
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,629
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,555
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	434
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,253
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,706
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,648
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,937
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	338
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,236
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,815
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,285
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,334
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,082
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	229
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,819
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,242
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,227
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,069
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,795
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,777
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,391
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	607
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,030
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	504
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,644
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	402
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	19,700
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	504
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,455
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	751
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,371
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,002
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	998
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,193
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	989
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,473
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,078
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	7,770
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	8,171
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	43,520	41,788
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,524
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,750

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,069
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,295
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,752
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,222
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	982
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,151
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,171
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,184
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	961
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	2,740
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	3,940
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,063
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,371
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,443
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,517
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/32	1,460	1,478
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,518
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,560
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,604
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,686
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,248
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	610
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,611
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	667
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	690
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,517
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	53,112	44,879
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	641
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	42,915	37,028
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	240
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	268
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	229
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	65
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,455
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	482
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	825
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	887
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,684
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,353
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	867
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	657
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,920	5,988
					1,588,985
West Virginia (0.6%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,744
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,285
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,103
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,420
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,298
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,808
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,016
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,150
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,167
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	3,969
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,626
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,277
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,324
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	7,064
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,315
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,837

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,054
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	6,784
West Virginia GO	5.000%	12/1/33	10,060	10,679
West Virginia GO	5.000%	12/1/35	16,375	17,316
West Virginia GO	5.000%	6/1/36	14,890	15,629
West Virginia GO	5.000%	6/1/37	2,940	3,079
West Virginia GO	5.000%	12/1/37	16,020	16,894
West Virginia GO	5.000%	6/1/38	13,920	14,645
West Virginia GO	5.000%	12/1/38	16,835	17,711
West Virginia GO	5.000%	6/1/39	17,255	18,117
West Virginia GO	5.000%	12/1/39	17,685	18,569
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,553
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,643
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,632
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,782
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,830
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,025
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,188
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,537
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,009
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,088
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,135
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,032
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,606
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,483
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,202
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,209
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,558
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,774
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,571
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,290
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,199
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,413
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,286
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,291
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,169
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,166
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,131
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,062
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,132
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,572
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,581
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	4,882
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,730
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	2,905
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,079
West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	21,124
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,810
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,764
				360,834
Wisconsin (1.7%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,946
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,059
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,059
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,544
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,545
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,544
Dane County WI GO	2.000%	4/1/29	320	275
Dane County WI GO	2.000%	4/1/30	265	221
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,640
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,768
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,911
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,046
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,477
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,630

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Madison WI GO	4.000%	10/1/26	6,540	6,697
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,298
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,702
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	14,902
[4]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,264
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,460
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,506
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,389
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,050
	Milwaukee WI GO	5.000%	4/1/30	8,820	9,420
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,253
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,099
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,042
	Milwaukee WI GO	3.000%	4/1/34	4,825	3,982
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,253
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	876
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	662
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,922
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,266
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,339
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	289
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	451
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	941
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	839
[6]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,335
[6]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	969
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	447
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	996
[6]	Public Finance Authority College & University Revenue	4.000%	4/1/32	915	803
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,123
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,351
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	14,225	13,898
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	20,430	19,515
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	282
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,180
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,431
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,986
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,110
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,042
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,044
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	780
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,805
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	207
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	246
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	775
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,255
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	310
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	352
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	744
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	353
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	510
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,094
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	5,990
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	616
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	611
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,169
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,350
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	708
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,448
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	580
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	736
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,129

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	349
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,006
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	4,360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	396
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,092
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	376
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,204
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	512
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,166
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,386
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	311
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	591
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,111
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,041
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,038
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	720
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	405
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	20,015	19,218
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,965
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	433
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,655
[9]	Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, ETM	5.500%	12/15/22	5,000	5,013
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	982
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,261
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	1,908
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,162
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.590%	11/1/22	2,000	2,000
	Verona Area School District GO	5.000%	4/1/26	3,485	3,657
	West De Pere School District GO	5.000%	4/1/30	3,820	4,092
	West De Pere School District GO	4.000%	4/1/31	3,245	3,295
	Wisconsin Appropriations Revenue	5.000%	5/1/35	1,030	1,064
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	776
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	290
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	769
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	418
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,502
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	671
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	881
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	963
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,501
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	801
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,134
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	845
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,674
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	771
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,021
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	2,846
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	2,677
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,197
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,350
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,745
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	7,314
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	14,156
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	6,233
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	8,024
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	8,403
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	8,816
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,571
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,566
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,805
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,173
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	6,638
[5]	Wisconsin GO	5.000%	5/1/24	14,600	14,894
	Wisconsin GO	5.000%	5/1/27	4,000	4,131
	Wisconsin GO	5.000%	5/1/28	4,500	4,885
	Wisconsin GO	5.000%	11/1/28	30,170	32,237
	Wisconsin GO	5.000%	5/1/29	16,840	17,449

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin GO	5.000%	5/1/29	4,000	4,388
Wisconsin GO	5.000%	11/1/29	3,210	3,427
Wisconsin GO	5.000%	5/1/30	7,760	8,030
Wisconsin GO	5.000%	11/1/31	5,150	5,477
Wisconsin GO	5.000%	5/1/32	9,870	10,590
Wisconsin GO	4.000%	5/1/33	11,520	11,571
Wisconsin GO	5.000%	5/1/33	10,475	10,910
Wisconsin GO	5.000%	5/1/33	10,340	11,066
Wisconsin GO	5.000%	5/1/34	5,000	5,138
Wisconsin GO	5.000%	5/1/34	12,500	12,966
Wisconsin GO	5.000%	5/1/34	11,020	11,431
Wisconsin GO	5.000%	5/1/34	11,905	12,571
Wisconsin GO	5.000%	5/1/34	7,000	7,467
Wisconsin GO	4.000%	11/1/34	4,000	3,991
Wisconsin GO	5.000%	5/1/35	13,090	13,431
Wisconsin GO	5.000%	5/1/35	15,040	15,575
Wisconsin GO	5.000%	5/1/35	10,600	10,977
Wisconsin GO	5.000%	5/1/36	24,590	25,202
Wisconsin GO	5.000%	5/1/36	21,325	21,855
Wisconsin GO	5.000%	5/1/36	15,830	16,362
Wisconsin GO	5.000%	5/1/36	11,195	11,571
Wisconsin GO	5.000%	5/1/36	14,385	15,101
Wisconsin GO	5.000%	5/1/37	12,500	13,117
Wisconsin GO	5.000%	5/1/38	11,000	11,514
Wisconsin GO	4.000%	5/1/41	7,090	6,714
Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,100
Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,234
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,027
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,207
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,445
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,046
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	899
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	961
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,348
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,482
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,577
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	965
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	978
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,721
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,949
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,142
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,039
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	157
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	884
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,433
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,337
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	183
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,218
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	844
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,197
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	209
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	366
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,455
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,212
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,830
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	285
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	5,792
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,675
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	310
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,635
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,240
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,017
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,114
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	7,769
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	678
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,335
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,145
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	427
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,312

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	48,151
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,036
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,082
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,268
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	36,444
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	715
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,536
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,623
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	6,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,323
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,528
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,379
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	1,460	1,188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	5,411
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	4,658
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	9,262
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	3,865
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	2,679
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,230
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	11/1/22	15,900	15,900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,756
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.920%	8/15/54	1,000	998
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,465	3,252
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,220
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	482
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	320
[3]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	2.390%	12/2/24	4,545	4,519
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,026
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,572
					1,135,412
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	249
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	246
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	287
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	232
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	229
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	183
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	126
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	142
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	21,507
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,035
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,090
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,106
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,176
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,117
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,543
					30,525
Total Tax-Exempt Municipal Bonds (Cost $71,258,655)					65,542,061

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[19]	Vanguard Municipal Cash Management Fund (Cost $379,883)	1.973%	3,798,673	379,905
Total Investments (99.0%) (Cost $71,638,538)				65,921,966
Other Assets and Liabilities—Net (1.0%)				684,132
Net Assets (100%)				66,606,098
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $912,279,000, representing 1.4% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Non-income-producing security—security in default.
18	Securities with a value of $5,136,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	3,563	728,216	(959)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,258,655)	65,542,061
Affiliated Issuers (Cost $379,883)	379,905
Total Investments in Securities	65,921,966
Investment in Vanguard	2,794
Cash	246,247
Receivables for Investment Securities Sold	145,443
Receivables for Accrued Income	846,264
Receivables for Capital Shares Issued	182,504
Other Assets	586
Total Assets	67,345,804
Liabilities
Payables for Investment Securities Purchased	426,526
Payables for Capital Shares Redeemed	265,111
Payables for Distributions	44,250
Payables to Vanguard	2,761
Variation Margin Payable—Futures Contracts	1,058
Total Liabilities	739,706
Net Assets	66,606,098
At October 31, 2022, net assets consisted of:

Paid-in Capital	72,955,399
Total Distributable Earnings (Loss)	(6,349,301)
Net Assets	66,606,098

Investor Shares—Net Assets
Applicable to 198,176,110 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,549,817
Net Asset Value Per Share—Investor Shares	$12.87

Admiral Shares—Net Assets
Applicable to 4,978,564,210 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,056,281
Net Asset Value Per Share—Admiral Shares	$12.87

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	1,921,970
Total Income	1,921,970
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,887
Management and Administrative— Investor Shares	4,567
Management and Administrative— Admiral Shares	58,572
Marketing and Distribution— Investor Shares	271
Marketing and Distribution— Admiral Shares	4,195
Custodian Fees	348
Auditing Fees	30
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	330
Trustees’ Fees and Expenses	30
Other Expenses	15
Total Expenses	73,304
Expenses Paid Indirectly	(93)
Net Expenses	73,211
Net Investment Income	1,848,759
Realized Net Gain (Loss)
Investment Securities Sold[1]	(635,601)
Futures Contracts	41,196
Realized Net Gain (Loss)	(594,405)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(9,633,049)
Futures Contracts	(1,233)
Change in Unrealized Appreciation (Depreciation)	(9,634,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,379,928)

1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,353,000, ($60,000), $25,000, and ($57,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,848,759	1,837,263
Realized Net Gain (Loss)	(594,405)	143,748
Change in Unrealized Appreciation (Depreciation)	(9,634,282)	(160,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,379,928)	1,820,442
Distributions
Investor Shares	(71,935)	(74,059)
Admiral Shares	(1,876,318)	(1,762,728)
Total Distributions	(1,948,253)	(1,836,787)
Capital Share Transactions
Investor Shares	(497,887)	(25,767)
Admiral Shares	(10,626,263)	9,541,120
Net Increase (Decrease) from Capital Share Transactions	(11,124,150)	9,515,353
Total Increase (Decrease)	(21,452,331)	9,499,008
Net Assets
Beginning of Period	88,058,429	78,559,421
End of Period	66,606,098	88,058,429

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.66	$14.64	$14.46	$13.67	$14.17
Investment Operations
Net Investment Income[1]	.315	.311	.348	.380	.390
Net Realized and Unrealized Gain (Loss) on Investments	(1.772)	.020	.180	.791	(.502)
Total from Investment Operations	(1.457)	.331	.528	1.171	(.112)
Distributions
Dividends from Net Investment Income	(.316)	(.311)	(.348)	(.381)	(.388)
Distributions from Realized Capital Gains	(.017)	—	—	—	—
Total Distributions	(.333)	(.311)	(.348)	(.381)	(.388)
Net Asset Value, End of Period	$12.87	$14.66	$14.64	$14.46	$13.67
Total Return[2]	-10.07%	2.26%	3.69%	8.65%	-0.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,550	$3,435	$3,457	$3,620	$3,427
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.10%	2.39%	2.67%	2.81%
Portfolio Turnover Rate	35%	18%	16%	8%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.66	$14.64	$14.46	$13.67	$14.17
Investment Operations
Net Investment Income[1]	.326	.322	.360	.391	.401
Net Realized and Unrealized Gain (Loss) on Investments	(1.772)	.021	.179	.791	(.502)
Total from Investment Operations	(1.446)	.343	.539	1.182	(.101)
Distributions
Dividends from Net Investment Income	(.327)	(.323)	(.359)	(.392)	(.399)
Distributions from Realized Capital Gains	(.017)	—	—	—	—
Total Distributions	(.344)	(.323)	(.359)	(.392)	(.399)
Net Asset Value, End of Period	$12.87	$14.66	$14.64	$14.46	$13.67
Total Return[2]	-9.99%	2.34%	3.77%	8.73%	-0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,056	$84,624	$75,103	$67,655	$54,714
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.17%	2.48%	2.75%	2.89%
Portfolio Turnover Rate	35%	18%	16%	8%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

Intermediate-Term Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,794,000, representing less than 0.01% of the fund’s net assets and 1.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $93,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	65,542,061	—	65,542,061
Temporary Cash Investments	379,905	—	—	379,905
Total	379,905	65,542,061	—	65,921,966
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	959	—	—	959
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	43,595
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(625,791)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(5,723,045)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	1,846,975	1,836,787
Ordinary Income*	21,100	—
Long-Term Capital Gains	80,178	—
Total	1,948,253	1,836,787
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,645,011
Gross Unrealized Appreciation	74,421
Gross Unrealized Depreciation	(5,797,466)
Net Unrealized Appreciation (Depreciation)	(5,723,045)
F.	During the year ended October 31, 2022, the fund purchased $27,460,394,000 of investment securities and sold $37,271,425,000 of investment securities, other than temporary cash investments.

Intermediate-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $1,521,405,000 and sales were $1,397,830,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	616,214	44,710	804,090	54,265
Issued in Lieu of Cash Distributions	59,645	4,321	62,668	4,235
Redeemed	(1,173,746)	(85,162)	(892,525)	(60,275)
Net Increase (Decrease)—Investor Shares	(497,887)	(36,131)	(25,767)	(1,775)
Admiral Shares
Issued	29,431,209	2,156,444	19,606,809	1,323,094
Issued in Lieu of Cash Distributions	1,330,139	96,386	1,260,766	85,213
Redeemed	(41,387,611)	(3,046,778)	(11,326,455)	(764,837)
Net Increase (Decrease)—Admiral Shares	(10,626,263)	(793,948)	9,541,120	643,470
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $80,178,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg® and Bloomberg 1-15 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Intermediate-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Intermediate-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Intermediate-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1-15 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Intermediate-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Intermediate-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1-15 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Intermediate-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Intermediate-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Intermediate-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INTERMEDIATE-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INTERMEDIATE-TERM TAX-EXEMPT FUND OR THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q420 122022

Annual Report   |   October 31, 2022
Vanguard Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Investor Shares of Vanguard Long-Term Tax-Exempt Fund returned –14.26% and Admiral Shares returned –14.19%. The fund underperformed the –11.98% return of its expense-free benchmark index.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields and the muni market experienced significant cash outflows. As a whole, however, munis’ fundamentals remained solid and they fared better than the overall bond market, with a return of about –12%, according to the Bloomberg Municipal Bond Index.
•	The main driver of the fund’s relative underperformance was its structurally longer duration compared with that of its benchmark index, which includes munis across the maturity spectrum.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard Long-Term Tax-Exempt Fund returned –14.26% for Investor Shares and –14.19% for Admiral Shares. The fund underperformed the –11.98% return of its benchmark index, which includes municipal bonds across the maturity spectrum, and the average return of –14.06% for its peer group.
With municipal bond prices falling, the 30-day SEC yield for Investor Shares ended the 12 months at 4.05%, up from 1.24% a year earlier. The 30-day yield for Admiral Shares climbed to 4.13%, from 1.32%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months.
That created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of muni issuers remained solid overall. Their balance sheets have been bolstered by pandemic-related fiscal stimulus that went directly to states and municipalities, and to consumers, whose spending then boosted sales tax revenues. And, for the most part, those governmental entities used the extra funds in fiscally responsible ways, such as building up rainy-day funds.
With muni returns turning negative in 2022, investors pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the muni market finished the period down about –12%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
The main driver of the fund’s relative underperformance was its longer duration relative to its benchmark index. We were defensively positioned early in the period in the expectation that rates would rise and spreads decompress. That positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. While that worked out well during the first wave of rate increases, our duration drifted longer in the summer as relative valuations improved.
We were lighter than we typically are on credit exposure early in the period as well, but a widening in credit spread dampened the fund’s performance relative to its benchmark.
By segment, an underweight allocation to state and local general obligation bonds detracted, as did an overweight position in hospitals. On the other hand, underweight positioning in housing bonds and in industrial development and pollution control revenue bonds added value.
The fund was well-prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle and municipal valuations at rich levels, we didn’t predict the magnitude of outflows that occurred, but had increased our liquidity buffer because we saw that some investors could head for the exits.
Outlook
The recent significant negative annual returns have understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. In fact, the outright level of yields in munis today is the most attractive we’ve seen for a long time. That is likely to attract flows back into this asset class, especially given how
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2021	October 31, 2022
2 years	0.23%	3.20%
5 years	0.64	3.27
10 years	1.22	3.40
30 years	1.77	4.17
Source: Vanguard.
2

strong fundamentals are from a credit standpoint.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Given that outlook, we have upgraded the portfolio’s credit quality to cushion it from any spread-widening we may see in securities rated A and BBB. We are also favoring some sectors that tend to be more defensive in downturns, such as tax-backed bonds and essential services.
That said, with valuations starting to loosen, we are also looking opportunistically at certain lower-quality credit.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Mathew M. Kiselak, Principal,
Portfolio Manager, Head of Municipal Bond Desk
Vanguard Fixed Income Group
November 12, 2022
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$940.60	$0.83
Admiral™ Shares	1,000.00	941.00	0.44
Based on Hypothetical 5% Yearly Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Tax-Exempt Fund Investor Shares	-14.26%	0.35%	1.96%	$12,142
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	11,809

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Long-Term Tax-Exempt Fund Admiral Shares	-14.19%	0.43%	2.05%	$61,223
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	59,044
See Financial Highlights for dividend and capital gains information.
5

Long-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2022
New York	14.4%
California	12.0
Texas	7.5
Pennsylvania	5.9
Florida	5.2
Illinois	4.2
New Jersey	3.7
Massachusetts	3.5
Ohio	3.1
Colorado	2.8
Georgia	2.7
Michigan	2.7
Alabama	2.5
Maryland	2.1
Oregon	1.8
Virginia	1.8
Missouri	1.6
South Carolina	1.6
District of Columbia	1.6
Arizona	1.5
Tennessee	1.5
North Carolina	1.4
Wisconsin	1.2
Utah	1.2
Indiana	1.1
Hawaii	1.0
Minnesota	1.0
Other	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (2.3%)
	Alabama GO	4.000%	11/1/30	6,195	6,272
	Alabama GO	4.000%	11/1/31	6,445	6,511
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,189
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,249
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,310	1,261
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	12,862
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	315
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	340
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	646
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	23,246
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	4,802
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	3,976
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	8,250	7,990
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	19,985	18,961
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	23,495	21,659
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	14,290
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	15,873
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	12,890	12,408
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	28,920	29,207
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,456
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,359
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,333
	Huntsville AL GO	5.000%	5/1/32	3,190	3,400
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,835
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	557
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	534
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	604
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	472
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	555
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,037
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,363
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	10,742
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	16,627
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,618
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,113
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,395
	Montgomery AL GO	5.000%	12/1/33	475	512
	Morgan County Board of Education Ad Valorem Property Tax Revenue	4.000%	3/1/49	1,245	1,051
	Oxford AL GO	5.000%	7/1/52	3,750	3,803
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,045
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,248
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	13,850	12,929
[5]	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	1,215	1,228
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	7,710	7,591
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,050
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,546
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,045
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,059
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,035
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	775
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,478
					315,452
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,053
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,310	2,480
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	906
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	12/1/22	6,620	6,895
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	12/1/22	3,995	4,161
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	941
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	934
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,411
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,370
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,166
					22,317
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,186
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,138
[6]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,149
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,389
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	398
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	490	349
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	2,875	1,937
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	902
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	890
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	439
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,069
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,101
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,165
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,085
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,077
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,401
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,032
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,519
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	3,509
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	3,489
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,610
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	11,938
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	2,953
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,438
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,137
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	456
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	561
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,213
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,457
[6]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,050
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	8,932
[6]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	992
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,017
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	3,972
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,200
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	542
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	346
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	490
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	581
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	700
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	556
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	199
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	197
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	244
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	234
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	456
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,353
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	5,744
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	6,900
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,316
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,284
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,162
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,225
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,200
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,536
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,615
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,498
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	2,698
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	750
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	3,500	2,363
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	2,750	1,773
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	322
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,036
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,261
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,282
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,646
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,575
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,261
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	846
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,774
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,601
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,376
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,390
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,106
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,603
					187,191
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	285	274
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,312
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	1,936
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,412
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/23	2,170	2,226
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/23	2,855	2,928
					14,088
California (11.5%)
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	3,977
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,553
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,802
	Albany Unified School District GO	4.000%	8/1/46	2,000	1,739
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	1,738
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	5,000	4,802
	California Community Choice Financing Authority Natural Gas Revenue (Clean Energy Project) PUT	4.000%	12/1/27	8,660	8,448
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	14,260	13,303
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,198
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	12,390
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	2,986
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	775
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	834
	California Department of Water Resources Water Revenue	5.000%	12/1/30	5,000	5,597
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,071
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	6,424
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	14,184
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	8,050	8,560
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	3,184
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	15,550	16,479
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,300	2,436
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	10,000	10,228
	California GO	5.000%	9/1/31	15,050	15,886
	California GO	5.000%	3/1/32	1,155	1,267
[3]	California GO	5.250%	8/1/32	9,765	10,998
	California GO	5.000%	3/1/33	3,000	3,264
	California GO	5.000%	4/1/33	5,545	5,653
	California GO	4.000%	8/1/33	5,000	5,018
	California GO	5.000%	8/1/33	16,100	16,889
	California GO	5.000%	3/1/34	1,500	1,620
	California GO	5.000%	12/1/34	5,000	5,408
	California GO	5.000%	3/1/35	6,130	6,587
	California GO	5.000%	4/1/35	1,125	1,199
	California GO	5.000%	8/1/35	1,170	1,221
	California GO	5.000%	9/1/35	13,255	13,842
	California GO	4.000%	3/1/36	8,695	8,509
	California GO	5.000%	9/1/36	1,715	1,867
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/36	5,000	5,443
	California GO	3.000%	10/1/36	5,400	4,495
	California GO	5.000%	4/1/37	3,000	3,244
	California GO	3.000%	10/1/37	4,750	3,876
	California GO	5.000%	10/1/37	10,000	10,785
	California GO	5.000%	9/1/39	4,880	5,251
	California GO	5.000%	10/1/39	1,500	1,588
	California GO	4.000%	3/1/40	4,710	4,426
	California GO	3.000%	11/1/40	4,500	3,474
	California GO	5.000%	9/1/41	9,000	9,565
	California GO	4.000%	10/1/41	18,000	16,749
	California GO	5.000%	10/1/41	3,465	3,674
	California GO	3.000%	11/1/41	5,500	4,187
	California GO	4.000%	4/1/42	1,500	1,397
	California GO	5.000%	4/1/42	1,500	1,556
	California GO	5.000%	4/1/42	5,000	5,314
	California GO	5.000%	9/1/42	3,200	3,408
	California GO	5.000%	8/1/45	7,280	7,422
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,275	7,555
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	2,595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	6,654
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	12,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	14,260	11,895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	29,100	30,619
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,000	2,024
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,912	6,407
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,908	3,341
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	2,456	2,010
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	13,864
[8]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	1,500	1,480
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	6/1/26	1,000	974
[3,5]	California Municipal Finance Authority COP	5.250%	11/1/52	5,000	4,945
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,735	1,721
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,607
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	6,311
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	7,171
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,232
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	2,851
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	741
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,090
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	6,648
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,641
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,076
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,140
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	9,200	8,186
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/31	1,000	1,101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/33	1,395	1,516
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/34	1,500	1,615
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/38	1,250	1,180
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/41	1,500	1,370
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,097
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	3,875
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	578
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,140	4,360
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	2,750
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,134
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,301
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,090
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,176
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,251
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	786
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	861
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,336
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	3,397
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,081
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/22	6,200	6,416
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,410
[3]	Charter Oak Unified School District GO, Prere.	5.000%	2/1/23	5,270	5,502
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,093
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,248
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,140
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	895
	Chino Valley Unified School District GO	4.000%	8/1/55	5,000	4,227
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	3,491
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	1,747
	Clovis Unified School District GO, Prere.	5.000%	2/1/23	2,390	2,423
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,598
	Coast Community College District GO	3.000%	8/1/39	4,300	3,400
	Corona-Norco Unified School District GO, Prere.	5.000%	2/1/23	6,625	6,931
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	3,744
	Downey Unified School District GO	3.000%	8/1/46	5,720	3,910
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,220
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,347
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	3,903
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,203
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,006
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,297
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	599
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,476
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,161
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,315
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	7,013
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,138
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	852
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,779
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	1,791
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,219
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,429
[1]	Hayward Unified School District GO	4.000%	8/1/43	6,500	5,838
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	10,673
[1]	Hayward Unified School District GO	4.000%	8/1/46	2,250	1,986
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	5,342
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	15,681
[1]	Hayward Unified School District GO	4.000%	8/1/50	7,515	6,547
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,258
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,055
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,328
	Kern Community College District GO	3.000%	8/1/46	10,000	6,722
[5]	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,614
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	806
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	2,879
	Lodi CA Unified School District GO	3.000%	8/1/46	2,500	1,744
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,471
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,528
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	395
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,314
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	562
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,500	2,342
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	921
	Los Angeles CA Unified School District GO	4.000%	7/1/44	10,000	8,877
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,260
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,010
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	2,600	2,255
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	9,723
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,684
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,533
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,243
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,069
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,366
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	9,375
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	2,844
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,859
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,434
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,683
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,129
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,122
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,702
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	6,475
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,685
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,573
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	5,019
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,176
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,822
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,340
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,165	1,219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	3,851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,237
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,371
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,335
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,000	5,284
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,216
	Los Angeles Department of Water Revenue	5.000%	7/1/50	10,000	10,389
	Los Angeles Unified School District GO	4.000%	7/1/46	6,885	6,030
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,387
	Marin Municipal Water District Water Revenue	4.000%	6/15/45	15,435	13,487
	Mesa Water District COP	4.000%	3/15/40	325	305
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.380%	5/21/24	1,500	1,493
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	1,500	1,493
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	1,000	995
[3,5]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,655
[3,5]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,008
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,180
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	311
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,070
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,238
	Oakland CA GO	5.000%	1/15/35	4,105	4,274
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,246
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,000	924
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,166
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	915
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,592
	Oxnard Union High School District GO	4.000%	8/1/47	6,750	5,998
	Palomar Health GO	0.000%	8/1/37	5,415	2,462
[9]	Palomar Health GO	7.000%	8/1/38	10,000	11,182
[5]	Peralta Community College District GO	5.500%	8/1/52	2,000	2,125
[3]	Pittsburg Unified School District GO	4.000%	8/1/46	875	761
[3]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	856
	Poway Unified School District GO	0.000%	8/1/51	20,000	4,112
	Riverside Community College District GO, Prere.	5.000%	2/1/23	5,870	6,149
	Riverside Community College District GO, Prere.	5.000%	2/1/23	5,555	5,819
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	5/1/23	8,330	8,794
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	5/1/23	10,000	10,557
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,353
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	3,953
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	12/1/22	3,000	3,046
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,361
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,508
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	12,336
	San Bernardino Community College District GO, Prere.	5.000%	2/1/23	3,750	3,928
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	5,745	6,107
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,586
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,041
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	7,108
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,072
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	998
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	15,732
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	1/1/23	5,450	5,518
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	6,364
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	1,000	1,067
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	4,000	4,215
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	4,929
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	7,011
	San Dieguito Union High School District GO, Prere.	4.000%	2/1/23	4,960	5,062
	San Dieguito Union High School District GO, Prere.	4.000%	2/1/23	1,820	1,858
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	1,919
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	5,000	4,463
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,163
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,068
	San Francisco CA City & County GO	5.000%	6/15/34	2,330	2,569
	San Francisco CA City & County GO	4.000%	6/15/44	7,895	7,141
[2,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	25,900	25,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	7,999
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	8,655
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	7,870
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,050	4,411
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,318
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	13,031
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	3,000	3,165
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	4,900	4,319
	San Francisco Community College District GO	3.000%	6/15/45	3,850	2,615
	San Francisco Community College District GO	4.000%	6/15/45	4,665	3,936
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	4,206
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,531
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	987
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,432
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,565
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,531
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	1,944
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,064
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	500
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	171
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/23	1,400	1,454
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/23	1,650	1,714
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,038
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,668
[5]	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,467
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	5,165
	San Mateo Union High School District GO, Prere.	4.000%	3/1/23	6,240	6,372
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,196
	San Rafael City High School District GO	5.250%	8/1/52	4,000	4,220
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	2/1/23	2,200	2,245
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,184
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	2,268
[3]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,609
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,090
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	5,162
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,067
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,484
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,173
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,360
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,133
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,001
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/42	1,000	892
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	6/1/46	1,500	1,587
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,491
	Southwestern Community College District GO, Prere.	5.000%	2/1/23	7,800	8,187
	State Center Community College District GO	3.000%	8/1/39	2,600	2,002
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Center Community College District GO	3.000%	8/1/41	5,250	3,937
[3]	Stockton Unified School District GO	4.000%	8/1/39	1,715	1,581
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,729
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	7,000	6,164
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	5,800	4,992
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/23	2,000	2,043
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	995
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,040
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,426
	United Water Conservation District COP	4.000%	10/1/50	2,150	1,849
	University of California College & University Revenue	4.000%	5/15/35	5,000	4,965
	University of California College & University Revenue	5.000%	5/15/35	10,045	10,586
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,073
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,050
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,157
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,237
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,073
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,016
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,173
	University of California College & University Revenue	4.000%	5/15/47	21,145	19,287
	University of California College & University Revenue	4.000%	5/15/50	10,755	9,677
	University of California College & University Revenue	3.000%	5/15/51	25,035	16,839
	University of California College & University Revenue	4.000%	5/15/51	12,000	10,765
	University of California College & University Revenue	4.000%	5/15/51	10,000	8,735
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/58	15,000	15,316
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,246
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	10,263
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	3,000	3,026
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	882
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,178
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,149
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,328
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,256
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,027
					1,547,918
Colorado (2.7%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,111
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,528
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,278
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	924
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	983
	Colorado COP	5.000%	9/1/33	1,510	1,626
	Colorado COP	5.000%	12/15/33	4,760	5,128
	Colorado COP	4.000%	12/15/34	4,995	4,756
	Colorado COP	4.000%	12/15/35	1,000	947
	Colorado COP	6.000%	12/15/40	5,000	5,722
	Colorado COP	6.000%	12/15/41	3,570	4,078
	Colorado COP	5.250%	3/15/42	5,000	5,237
	Colorado COP	4.000%	3/15/44	3,700	3,222
	Colorado COP	4.000%	3/15/46	6,000	5,138
	Colorado COP, Prere.	4.000%	5/1/23	12,675	12,765
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,013
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,068
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,153
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	541
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	922
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,861
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,172
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,078
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,080	1,808
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,577
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	2,991
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,244
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	6,869
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	18,837
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,260	3,311
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	12,150
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,207
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	6,074
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	697
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,007
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	6,514
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	4,465	4,234
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	4,925	4,639
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,500	2,548
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,064
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,035	4,329
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,285
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	2/1/23	4,000	4,112
	Denver City & County School District No. 1 GO	5.000%	12/1/40	5,000	5,341
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,312
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	1,837
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	4,947
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	10,846
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	7,542
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	8,669
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,072
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	4,654
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,390
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	700	689
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,147
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,207
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	3,838
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,288
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/22	4,515	4,614
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/45	6,300	5,438
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/49	1,975	1,660
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,088
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	4,171
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,907
	Parker Water & Sanitation District Water Revenue	4.000%	11/1/52	16,300	14,065
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,200
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	5,505
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,633
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,008
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,740
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	1,987
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,040
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,346
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,712
	Thornton CO COP	4.000%	12/1/39	3,000	2,640
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	9,253
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	5,043
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,406
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,057
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	4,422
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	4,368
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,484
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,432
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,153
					359,507
Connecticut (0.9%)
	Connecticut GO	3.000%	1/15/33	1,090	952
	Connecticut GO	4.000%	6/1/33	850	842
	Connecticut GO	4.000%	6/1/34	2,500	2,446
	Connecticut GO	4.000%	6/1/34	1,425	1,394
	Connecticut GO	4.000%	6/15/34	4,000	3,918
	Connecticut GO	4.000%	1/15/35	1,705	1,633
	Connecticut GO	3.000%	6/1/35	1,000	833
	Connecticut GO	4.000%	1/15/36	9,230	8,784
	Connecticut GO	4.000%	6/1/36	1,000	950
	Connecticut GO	4.000%	1/15/37	4,520	4,256
	Connecticut GO	3.000%	6/1/38	2,000	1,564
	Connecticut GO	4.000%	6/1/38	750	698
	Connecticut GO	3.000%	1/15/39	4,710	3,605
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,255
	Connecticut GO	3.000%	1/15/40	4,790	3,574
	Connecticut GO	4.000%	6/15/41	300	272
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	100	100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	3,150	3,100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,165	3,014
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	3,489
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	3,825	3,904
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	4,831
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	5,877
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,142
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,133
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	7,160
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,220
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,406
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,113
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,370
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	2,492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,530	1,602
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,870
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,513
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,135
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,622
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,042
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,447
	Metropolitan Council GO	4.000%	9/1/33	2,500	2,462
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,054
	Metropolitan District GO	5.000%	7/15/33	1,045	1,117
	Metropolitan District GO	5.000%	7/15/36	1,750	1,838
	Metropolitan District GO	4.000%	7/15/37	1,000	936
	Metropolitan District GO	4.000%	7/15/40	1,115	1,013
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,356
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,288
					117,767
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	49
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	165
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	169
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	179
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	175
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	174
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	173
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	157
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	172
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	180
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	885
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	274
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,631
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	1,939
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,051
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,618
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,008
					12,362
District of Columbia (1.5%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,085
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,076
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,349
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,342
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	880
	District of Columbia College & University Revenue	3.000%	4/1/40	700	494
	District of Columbia College & University Revenue	3.000%	4/1/41	750	520
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,467
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	6,827
	District of Columbia GO	5.000%	6/1/28	2,750	2,858
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	4.000%	6/1/34	6,000	6,005
	District of Columbia GO	5.000%	10/15/37	5,000	5,292
	District of Columbia GO	5.000%	6/1/42	5,235	5,402
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,355
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	8,672
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	5,712
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	9,401
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	10,886
	District of Columbia Income Tax Revenue	4.000%	3/1/39	6,005	5,683
	District of Columbia Income Tax Revenue	4.000%	5/1/40	4,110	3,850
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,589
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,829
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,491
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,220
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	1,868
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	969
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	34,490	27,731
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	10,888
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,104
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	27,822
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,139
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,173
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	895
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,319
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	448
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,030
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,141
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	3,725
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	7,874
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	3,057
					199,468
Florida (5.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	899
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	1,872
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,162
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	4/1/23	6,000	6,111
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	887
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	2,982
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,259
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	764
[6]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	9,514
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,148
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	3,651
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,080
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	1,774
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,129
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,332
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	14,541
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/38	1,000	904
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/39	1,050	935
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/40	1,135	1,001
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/41	1,100	964
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	350
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	560
	Florida GO	4.000%	6/1/33	15,995	16,019
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	314
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	356
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	352
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	553
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	2,984
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,640	6,312
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,340
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,551
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/45	515	448
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	845
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	983
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,058
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	4,992
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,060
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	1,500	1,011
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	11,837
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,584
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	4,208
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	6,777
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,490
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,100
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	4,821
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,693
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	1,891
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,940	7,171
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,048
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,691
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	1,909
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,934
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,510
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,634
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,757
[3,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	3,650
[3,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,129
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,397
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	20,985
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,302
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	1,978
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	4,706
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	8,870
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,680
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	5,983
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	3,949
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,046
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,426
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	9
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,834
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,781
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,391
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	11,975
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	3,895
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,532
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,123
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	4,508
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	9,100	7,740
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,234
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	3,705
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	2,773
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,622
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	887
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	890
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,261
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	8,259
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	4/1/23	5,000	5,099
	Miami-Dade FL Transit System County Sales Tax Revenue	4.000%	7/1/46	3,000	2,487
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	12,732
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/49	10,265	10,384
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	13,080
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	12,413
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,263
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	4,313
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	3,555	3,228
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,483
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,781
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	13,599
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,431
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,289
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/39	6,000	6,322
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	4/1/23	7,540	7,987
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	6,542
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	500	380
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	4,711
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,278
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	915
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,295
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,191
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,161
	Palm Beach County School District COP	5.000%	8/1/39	5,000	5,130
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,169
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	5,930
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	2,959
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,126
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,434
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,148
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	14,762
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,110	7,124
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	7,162
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	3,792
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	15,971
	St. Petersburg FL Public Utility Water Revenue	4.000%	10/1/41	1,360	1,215
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,481
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,696
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,322
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,448
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	2,880
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,301
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	10,303
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	594
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,132
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	205
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	963
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,293
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	429
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	387
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	598
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	10,186
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	4,705
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,532
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,183
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,505
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	5,286
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,531
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,172
					669,990
Georgia (2.6%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,555
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	8,775
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	913
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,787
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	884
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	970
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,226
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,130
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,001
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	734
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	874
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,348
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	6,221
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	4,904
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,133
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,280
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,096
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,249
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	867
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	865
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	728
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	916
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,610	2,683
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,063
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,117
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,272
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	924
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,831
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,110
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,809
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	8,049
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	4,974
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	2,500	1,532
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	4,309
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	4,806
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/23	10,000	10,480
	Gainesville School District GO	4.000%	11/1/33	1,000	992
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,487
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,488
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/51	5,000	3,065
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	2,640
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	3,781
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	4,796
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	208
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	13,900	13,056
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	4,033
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	11,685	10,781
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	9,431
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,210
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,270
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	6,640	5,692
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	12,290	12,634
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	18,000	15,191
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,515
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	13,554
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	2,788
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	2,420	2,206
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,460
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,251
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,227
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,344
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,026
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	20,982
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	11,950	11,471
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	8,425	8,139
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	6,138
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	4,700	4,611
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,570	3,290
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	4,624
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,413
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,041
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,333
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,488
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	2,065	1,916
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	4,612
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	903
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	902
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	612
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	4,727
					352,743
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,333
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,517
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,050
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,007
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,503
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	758
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	569
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,065
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,041
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,030
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,115	1,122
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,358
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,379
					17,732
Hawaii (0.9%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,393
	Hawaii GO	4.000%	10/1/27	3,770	3,841
	Hawaii GO	4.000%	10/1/31	6,770	6,773
	Hawaii GO	5.000%	1/1/33	3,140	3,332
	Hawaii GO	5.000%	1/1/35	7,740	8,150
	Hawaii GO	5.000%	1/1/37	18,720	19,632
	Hawaii GO	5.000%	1/1/38	7,015	7,343
	Hawaii GO, Prere.	4.000%	4/1/23	3,770	3,844
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,726
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,914
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,304
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,681
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,115
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,109
	Honolulu City & County Board of Water Supply Wate Revenue	3.000%	7/1/51	5,920	4,060
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,018
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	9,760
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	994
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,402
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	8,908
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/47	10,000	10,430
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	1/1/23	10,000	10,441
	Maui County HI GO	4.000%	3/1/36	1,375	1,316
	Maui County HI GO	4.000%	3/1/37	685	650
	Maui County HI GO	4.000%	3/1/38	1,500	1,412
					127,548
Idaho (0.3%)
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	7,105	7,393
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,217
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,220
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,070
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,317
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	14,663
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,273
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,201
					41,354
Illinois (4.1%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	444
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,000
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,101
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	994
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,262
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,504
[10]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,104
[10]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,271
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,327
[10,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,327
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,890
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	9,390
[10,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,600
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	634
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,517
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,349
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,491
	Chicago Board of Education GO	5.000%	12/1/34	1,000	945
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,003
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,581
	Chicago Board of Education GO	4.000%	12/1/39	13,500	10,911
	Chicago Board of Education GO	5.000%	12/1/39	750	680
[6]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,926
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	4.000%	12/1/47	6,500	4,800
	Chicago IL GO	5.000%	1/1/26	2,390	2,397
	Chicago IL GO	4.000%	1/1/40	11,457	9,154
	Chicago IL GO	4.000%	1/1/49	13,632	10,110
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,040
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	7,821
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	2,744
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,069
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	23,018
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	891
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	980
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	6,145	6,191
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	12,000	10,269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	11,733
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,578
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,052
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	7,644
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,422
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	7,345
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	15,309
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,557
	Cook County IL GO	5.000%	11/15/31	450	474
	Cook County IL GO	5.000%	11/15/32	295	309
	Cook County IL GO	5.000%	11/15/33	290	303
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	7,295	7,445
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	7,947
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,098
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,234
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,079
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	2,909
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,037
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	3,778
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,201
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	2,743
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,790
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,749
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	1,739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	194
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	19,662
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	4,693
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	8,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	2,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	1,916
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	2,000	1,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	636
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	11/15/22	410	414
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/22	1,310	1,323
	Illinois GO	5.000%	2/1/25	2,065	2,074
	Illinois GO	5.000%	1/1/27	3,510	3,528
	Illinois GO	5.000%	6/1/27	1,010	1,014
	Illinois GO	5.000%	9/1/27	2,000	2,008
	Illinois GO	5.000%	11/1/27	3,080	3,091
	Illinois GO	5.000%	12/1/27	500	502
	Illinois GO	4.000%	3/1/28	3,000	2,869
	Illinois GO	5.000%	11/1/28	4,710	4,716
	Illinois GO	5.500%	1/1/30	445	458
	Illinois GO	5.000%	5/1/30	545	545
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	7/1/30	5,000	5,007
[3]	Illinois GO	5.250%	2/1/33	5,200	5,242
[3]	Illinois GO	5.500%	7/1/33	3,350	3,371
	Illinois GO	4.000%	12/1/33	4,000	3,538
[3]	Illinois GO	5.250%	2/1/34	3,125	3,143
	Illinois GO	4.250%	12/1/37	4,500	3,900
	Illinois GO	4.000%	3/1/39	1,050	866
	Illinois GO	5.500%	3/1/42	3,000	2,967
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,220
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,208
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,233
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	16,899
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,038
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,125
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	143
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	489
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,471
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	8,903
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	11,343
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	11,008
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	4,575
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,303
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	5,754
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,530
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	1,871
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	178
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	1,752
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	172
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	167
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	162
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	6,060
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	1,871
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	2,010	1,547
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	20,000	14,873
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	2,000	1,828
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,313
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,600	3,054
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	3,939
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	6,632
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	115
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,127
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	10,847
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	990
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,359
					544,713
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,653
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,058
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	7,565	7,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	12,585
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,101
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,639
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/22	10,000	10,238
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,358
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,069
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,102
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,592
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	11,680
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,313
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,620
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,534
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,286
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,280
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,505
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,518
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,198
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,350
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,127
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	5,717
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	4,934
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	774
					144,804
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	2,240
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,696
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,250	2,333
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,717
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,241
					14,227
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,030
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,008
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	4,975	5,020
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	5,225	5,273
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,610	1,625
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,590	1,604
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,232
					28,792
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	317
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	314
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	6,704
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	5,190
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,043
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	753
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,274
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,160
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,121
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	5,373
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	458
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,485	4,366
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	3,465	3,275
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,148
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	10,605
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	1/1/23	12,625	12,784
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	1/1/23	5,000	5,071
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	953
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	919
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,681
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,435
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,358
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,445
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	15,155
	Louisville-Jefferson County Metropolitan Government	4.000%	4/1/38	1,500	1,443
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,496
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,557
					117,398
Louisiana (0.6%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,502
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,657
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,313
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,327
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,283
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,520
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,177
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	4/1/23	5,180	5,347
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,956
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/23	4,265	4,357
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,428
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,543
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,662
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,207
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	9,651
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	1/1/23	505	511
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,369
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,581
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,074
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,170
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,479
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,739
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	4,805
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	470	413
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,025	887
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	1,105	943
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	745	622
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	783
					74,306
Maine (0.4%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	773
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	851
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,010
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,001
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	3,777
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,215
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,071
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	2,902
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	5,100	5,224
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,636
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,408
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,532
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,473
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	1,704
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,542
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	1,861
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,227
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	4,734
	University of Maine College & University Revenue	5.500%	3/1/57	5,845	6,184
	University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,083
					56,208
Maryland (2.1%)
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	2,746
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,819
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,192
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,811
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,240
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,799
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,197
	Anne Arundel County MD GO	4.000%	10/1/39	1,935	1,819
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,131
	Anne Arundel County MD GO	5.000%	10/1/47	11,615	11,947
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/23	5,000	5,101
[5]	Carroll County MD GO	4.000%	11/1/39	1,500	1,433
[5]	Carroll County MD GO	4.000%	11/1/40	1,500	1,419
[5]	Carroll County MD GO	4.000%	11/1/41	1,500	1,410
[5]	Carroll County MD GO	4.000%	11/1/42	1,500	1,407
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,094
	Howard County MD GO	4.000%	2/15/33	8,200	8,274
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,905	5,800
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	10,710	10,245
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,500	2,346
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	7,000	7,068
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	117
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	124
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	539
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	125
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,111
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	115
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,640
	Maryland GO	5.000%	3/15/25	4,715	4,902
	Maryland GO	5.000%	8/1/34	15,000	16,380
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,082
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	294
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	2,850
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	136
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	5,651
[6,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.780%	12/8/27	14,415	14,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,291
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	942
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,586
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	980
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,332
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	1,755
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	2,971
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,208
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,646
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	2,822
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,306
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,187
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	8,856
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	4,740
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	3,923
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	5,040	4,941
	Montgomery County MD GO	5.000%	8/1/34	7,540	8,377
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,118
	Prince George's County MD GO	5.000%	7/15/33	20,250	21,746
	Prince George's County MD GO	5.000%	7/15/34	10,000	10,688
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,149
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,965
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,583
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	14,913
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	12/1/22	7,315	7,398
					276,202
Massachusetts (3.4%)
	Ashland KY GO	3.000%	8/1/47	4,000	2,877
	Ashland KY GO	3.000%	8/1/52	3,500	2,422
	Attleboro MA GO	2.625%	10/15/50	3,335	2,044
	Bristol County MA GO	4.000%	6/1/51	5,000	4,288
	Brockton MA GO	4.000%	8/1/47	5,000	4,266
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,562
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,615
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,546
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,000	4,869
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,418
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	13,011
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	2,938
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	3,534
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,647
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,552
	Commonwealth of Massachusetts GO	3.000%	4/1/48	22,500	15,876
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	15,373
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,666
	Commonwealth of Massachusetts GO	3.000%	4/1/49	5,000	3,501
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	8,506
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	5,513
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,488
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	7,701
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,420	5,688
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	10,000	10,351
	Harvard MA GO	3.000%	8/15/36	1,260	1,044
	Harvard MA GO	3.000%	8/15/37	1,210	988
	Hingham MA GO	3.000%	2/15/36	810	675
	Leominster MA GO	3.000%	3/1/52	1,250	844
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowell MA GO	2.000%	9/1/38	1,340	866
	Lowell MA GO	4.000%	8/1/39	1,645	1,505
	Lowell MA GO	2.000%	9/1/39	1,445	915
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,136
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,365
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,009
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	5,704
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	5,634
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	7,971
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,284
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,108
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,111
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,080
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,552
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	4,640	3,882
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,425	5,884
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,757
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,908
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	3,729
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	546
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,060
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	42
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	41
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	46
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	46
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	1,951
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,574
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	2,870
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,230
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	3,992
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	777
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,866
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,365
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	817
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	755
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	806
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,703
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	961
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	789
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,570
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,592
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,018
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	12,746
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,762
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	10,314
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	357
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	469
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	553
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	930
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,120
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	663
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/47	550	469
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	881
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,221
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,244
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,695
	Milford MA GO	2.250%	12/1/44	2,000	1,198
	Milford MA GO	2.125%	12/1/48	5,000	2,731
	Milford MA GO	2.500%	12/1/51	3,000	1,745
	New Bedford MA GO	4.000%	9/1/52	3,420	2,872
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,411
	Quincy MA GO	5.000%	6/1/50	1,000	1,036
[3]	Springfield MA GO	3.000%	3/1/33	1,080	949
	Swampscott MA GO	3.000%	3/1/52	5,855	3,959
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,120
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,598
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,387
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,155
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,312
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,033
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	45,000	46,378
	Waltham MA GO	2.500%	10/15/50	5,000	2,992
	Weymouth MA GO	2.000%	9/15/41	1,180	715
	Weymouth MA GO	2.000%	9/15/45	3,000	1,669
	Weymouth MA GO	2.250%	9/15/50	4,420	2,442
[3]	Worcester MA GO	3.000%	2/1/36	6,795	5,574
[3]	Worcester MA GO	3.000%	2/1/37	3,690	2,975
	Worcester MA GO	2.000%	2/1/41	7,400	4,594
	Worcester MA GO	2.000%	2/1/42	7,465	4,536
					456,811
Michigan (2.6%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,376
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,385
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,392
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,324
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,033
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,055
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,141
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,099
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	2,988
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,500	1,535
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	9,995
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,351
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,074
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	1,987
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,011
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,018
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,349
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,185
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	564
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	976
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	941
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,685
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,128
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	5,379
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,136
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	809
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	787
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	2,886
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	7,401
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,142
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	8,500	8,556
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	15,515
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	7,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,853
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	13,451
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	15,610	12,594
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,134
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	210	217
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,000	6,162
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,006
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.090%	12/1/24	7,500	7,505
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.140%	12/1/25	2,500	2,493
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	13,321
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	6,236
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,092
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	5,052
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,500	1,526
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,057
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	513
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,497
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,335
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,034
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,044
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,730	1,457
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	6,105	6,338
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,197
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,135
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,544
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	10,000	6,738
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,022
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,736
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	876
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,620	2,646
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	4,469
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,734
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	4,801
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	4,763
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	4,724
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	4,673
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,020
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,854
[5]	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,757
	Oakland-Macomb Interceptor Drain Drainage District Special Assessment Revenue	4.000%	7/1/31	2,690	2,715
	Rochester Community School District GO	3.000%	5/1/33	1,000	852
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,261
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	8,255	8,440
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,715
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,436
	Southfield MI GO	3.000%	5/1/33	1,000	869
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,075
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,770
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,673
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	681
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,075
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,079
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,340
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,130
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	312
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	400
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	337
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,044
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,871
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,895
					348,047
Minnesota (0.9%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,295
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	5,853
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,285
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,198
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,746
	Hennepin County MN GO	5.000%	12/15/34	10,675	11,400
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,812
	Minnesota GO	5.000%	8/1/26	3,000	3,135
	Minnesota GO	5.000%	10/1/30	1,640	1,760
	Minnesota GO	5.000%	8/1/36	4,000	4,260
	Minnesota GO	4.000%	9/1/37	11,540	11,329
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	472
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,635
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,235
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	8,700	8,254
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	4,170	4,015
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	1,910
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	1,936
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	1,977
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/32	275	279
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/33	385	388
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	371
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	495
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/36	500	494
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/37	500	488
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,314
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	3,827
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,072
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,061
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	1,938
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,115
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	1,961
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,520
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,588
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,628
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	4,902
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,026
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	4,967
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,888
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	2,449
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,117
					124,395
Mississippi (0.1%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,067
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	4,790
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	2/1/23	2,500	2,538
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,517
					13,912
Missouri (1.6%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,551
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	2,653
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	2,813
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	894
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	3,937
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,348
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	799
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,342
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,407
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	7,623
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	2,826
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,468
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,591
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,825
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,063
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	6,810
	Kansas City MO GO	4.000%	2/1/36	3,460	3,316
	Kansas City MO GO	4.000%	2/1/37	1,000	946
	Kansas City MO GO	4.000%	2/1/39	2,145	1,989
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,523
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,417
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,252
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,364
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,372
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,034
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,463
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,049
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,310
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,952
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,234
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,079
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,275
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,523
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	3,215	3,333
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,524
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,608
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,635
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,680
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	4,750
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	1,864
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	4,953
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,245
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,861
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	15,000	12,119
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	6,554
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,172
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,685	1,607
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/52	1,150	1,083
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,580	4,626
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,207
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,718
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,453
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,370	1,332
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,106
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,168
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	856
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,185	1,152
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	954
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,010
[6,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	741
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,150
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	4,893
					210,923
Montana (0.1%)
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,685
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,034
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	892
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,274
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,547
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,255
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	8,909
					18,195
Multiple States (0.0%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,781	3,388
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,178
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,760
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,143
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,005
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	14,589
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	11,625	11,402
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,283
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,015
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,026
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,011
[8]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.770%	9/1/26	3,965	3,900
	Gretna Public Schools GO	4.000%	12/15/47	5,000	4,349
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,071
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,071
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,604
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,604
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	413
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	360
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	191
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	118
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	93
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,066
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,945	6,351
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	5,872
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	611
					77,086
Nevada (0.8%)
	Clark County NV GO	4.000%	6/1/30	10,000	10,276
	Clark County NV GO	4.000%	12/1/39	23,100	21,303
	Clark County School District GO	3.000%	6/15/37	3,500	2,686
	Clark County School District GO	3.000%	6/15/39	3,575	2,637
	Clark County School District GO	3.000%	6/15/41	3,000	2,130
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,197
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	449
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,926
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,264
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,003
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	1,896
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,571
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	1,869
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	4,682
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,750	7,847
	Las Vegas Valley Water District GO	4.000%	6/1/51	2,320	1,993
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,020
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,188
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,685
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,213
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	911
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,150
					107,896
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,178
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	8,707
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	472
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	446
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,027
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,038
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	783
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	714
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	708
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,011
					19,084
New Jersey (3.5%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,013
[3]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,059
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	1,730
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,078
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	921
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,051
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	703
	Essex County NJ GO	3.000%	8/15/34	3,000	2,611
	Essex County NJ GO	3.000%	8/15/35	3,000	2,549
	Essex County NJ GO	3.000%	8/15/36	3,000	2,506
	Essex County NJ GO	2.000%	9/1/46	3,900	2,095
	Essex County NJ GO	2.000%	9/1/48	3,900	2,031
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	10,500	8,985
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,454
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,356
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,185
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,342
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,633
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,095
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	110
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	156
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	765
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	417
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	750
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	8,914
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,262
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	20,000	20,118
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,830
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,793
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,843
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,089
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,533
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	324
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,228
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,039
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	650	663
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/29	1,950	2,107
	New Jersey GO	4.000%	6/1/30	6,050	6,107
	New Jersey GO	2.000%	6/1/33	15,000	11,437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,937
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,133
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	135
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	210
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	3,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	2,899
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,785	3,629
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,000	5,051
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	9,618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,721
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,323
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	10,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,640
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	2,922
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	2,800
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	2,657
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	3,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	3,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,500	2,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	7,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	15,325	12,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	16,785
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,048
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,256
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,244
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,336
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	4,105
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,599
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	1,774
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	5,472
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,234
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	539
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,601
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,231
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,129
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	16,703
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,353
[5]	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	9,441
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	12,075	10,096
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	11,539
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	14,174
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	819
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	5/1/23	2,000	2,000
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,025
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,919
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	31,127
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,250	14,003
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,389
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,367
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,337
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,305
					472,820
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,615
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,740
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,619
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,689
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,352
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,259
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,699
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	12,010	12,507
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	4,970	4,633
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	2,280	2,334
[2,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	49,077
[6]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,159
					95,683
New York (13.8%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	6,942
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	1,819
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,719
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,071
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,089
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	605
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,249
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,146
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,436
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,707
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,132
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,763
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,408
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,077
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,182
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	1,969
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,172
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	812
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,447
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	803
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	1,589
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	5,636
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,265
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,644
[3,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.587%	11/1/32	1,245	1,217
[3,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.594%	11/1/32	1,750	1,711
[8]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	2.374%	4/1/24	2,695	2,616
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	11,935	12,053
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	21
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	2,792
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,625
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	3,478
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	2,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,405	3,005
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	1,811
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	7,240
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,184
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,186
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,260
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	737
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,296
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,092
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,391
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	3,932
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,169
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	15,000	12,366
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,419
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,147
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,556
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	4,446
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	19,014
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	20,080	20,493
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	6,974
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	4,815	4,922
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,855	1,258
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,515	3,592
[2]	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,367
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	12,000	10,112
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	2,949
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	6,675	6,815
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	9,691
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,137
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	8,611
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,574
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,261
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,330
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	9,931
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	9,039
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	5,490
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	2,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,355
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,016
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	2,875
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,185
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,663
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	7,528
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,449
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,372
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	6,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	5,500	5,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	26,795
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	5,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	15,759
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	3,980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	4,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	4,638
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	9,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	3,766
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	4,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,501
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,339
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	7,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	3,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,368
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	9,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,519
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	6,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,847
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	895
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	4,485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,751
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	6,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	10,000	8,709
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,500	2,159
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	16,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	5,636
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	2,000	1,707
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	6,906
	New York City Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/45	6,450	5,560
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,155
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	23,300
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	8,338
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	10,476
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	7,278
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,113
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	4,920	4,164
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	5,000	4,195
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,073
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,384
[6]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,565	3,469
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,050
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	17,945	12,328
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,780	2,546
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	891
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	8,375
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	8,152
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,108
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	9,830	6,361
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,655	9,896
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	11,490	7,153
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,290
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	11,262
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	3,000	3,030
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	3,000	2,783
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,565	1,488
	New York NY GO	4.000%	8/1/32	5,000	5,008
	New York NY GO	5.000%	8/1/33	1,000	1,060
	New York NY GO	5.000%	8/1/33	2,300	2,500
	New York NY GO	5.000%	10/1/33	1,770	1,885
	New York NY GO	5.000%	4/1/34	7,000	7,268
	New York NY GO	5.000%	12/1/34	16,310	16,812
	New York NY GO	3.000%	3/1/35	7,000	5,832
	New York NY GO	5.000%	10/1/35	5,020	5,210
	New York NY GO	5.000%	3/1/36	1,200	1,271
	New York NY GO	4.000%	8/1/36	2,635	2,462
	New York NY GO	5.000%	3/1/37	3,070	3,218
	New York NY GO	5.000%	3/1/37	1,175	1,238
	New York NY GO	4.000%	8/1/37	11,000	10,172
	New York NY GO	5.000%	8/1/37	8,600	8,816
	New York NY GO	4.000%	10/1/37	5,840	5,404
	New York NY GO	5.000%	10/1/37	5,000	5,143
	New York NY GO	4.000%	3/1/38	6,950	6,352
	New York NY GO	5.000%	3/1/38	3,305	3,451
	New York NY GO	5.000%	8/1/38	5,430	5,682
	New York NY GO	5.000%	10/1/38	2,045	2,122
	New York NY GO	5.000%	12/1/38	14,545	14,916
	New York NY GO	4.000%	8/1/39	970	875
	New York NY GO	4.000%	3/1/40	2,000	1,791
	New York NY GO	4.000%	8/1/40	17,340	15,524
	New York NY GO	4.000%	8/1/40	1,795	1,607
	New York NY GO	5.250%	10/1/40	2,075	2,220
	New York NY GO	4.000%	8/1/41	2,360	2,088
	New York NY GO	5.250%	10/1/41	2,345	2,495
	New York NY GO	3.500%	4/1/46	3,110	2,434
	New York NY GO	4.000%	3/1/50	13,250	11,237
[4]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,038
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,150	1,271
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,195	1,306
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,478
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,143
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,354
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,474
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	77
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	974
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	6,150	6,496
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,895	4,118
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	8,500
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	995
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,067
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	2,754
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	5,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	9,506
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,076
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,700
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	5,732
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,299
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	10,269
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,078
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	8,962
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,229
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	12,466
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,579
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,413
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	6,407
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	3,713
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,386
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	3,665
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	8,243
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	1,782
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	19,755	17,445
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	1,650	1,400
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,241
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	5,000	3,790
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/23	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/23	40	41
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,323
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	9,691
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	6,436
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,240
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	1,754
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	4,853
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	4,414
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,236
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	9,000	9,604
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,294
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	3,965
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,176
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	22,952
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,457
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,094
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	1,000	1,094
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	1,800	1,961
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	1,500	1,626
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,366
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,112
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,537
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,643
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	2,835
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	3,453
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	3,712
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	8,529
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	3,709
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,215
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,351
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,114
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,234
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	8,479
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,300
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	2,964
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	3,674
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	3,658
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	15,255
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,535
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,949
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,032
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,117
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	3,739
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	10,603
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	14,603
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	11,082
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	5,892
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	9,945
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,336
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	2,500	2,160
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,000	8,443
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,053
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,654
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	8,714
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	4,308
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,100	9,511
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	3,542
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,437
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,103
[3]	Oyster Bay NY GO	5.000%	8/1/31	1,100	1,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	4,766
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,268
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	2,750
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	6,478
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,363
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	890
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,035
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	8,678
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,360
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,117
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,324
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,037
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,178
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	3,295	2,693
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,555
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	20,000	16,205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	27,814
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,695
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,620
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	5,834
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	6,483
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,249
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	22,614
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,168
[8]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	2.417%	2/1/24	260	255
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,665
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,071
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,161
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,565
[3]	Yonkers NY GO	5.000%	3/15/35	1,000	1,061
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Yonkers NY GO	5.000%	3/15/37	1,000	1,054
					1,852,477
North Carolina (1.3%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	870
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	495
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	490
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,560
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,168
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,050
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,907
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	985
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,311
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,360
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,204
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,465
	Charlotte NC COP	3.000%	6/1/38	3,505	2,822
	Charlotte NC GO	2.000%	6/1/40	1,875	1,176
	Charlotte NC GO	2.000%	6/1/41	1,625	999
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,090	1,212
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	1,415	1,570
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	4,533
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	4,366
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,626
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	2,723
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	786
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	386
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	618
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	476
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,196
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,221
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	4/1/23	3,000	3,144
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,654
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,440
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,910	1,887
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	26,235	24,815
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,000	1,885
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,910	2,793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	978
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,418
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,050
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	4,427
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,539
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,008
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	3,259
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,149
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	9,020
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,100	1,149
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,155	1,206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,500	2,611
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,334
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,327
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	808
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,052
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,051
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	6,811
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	8,884
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	6,456
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	3,745
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,396
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	4,911
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,060
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,749
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,549
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,020
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,600
					177,760
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	935
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	5,536
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	5,917
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,134
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	2,738
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,199
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,022
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,054
					26,535
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	17,102
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,087
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,425
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	6,877
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,657
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	915
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,208
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	1,898
	Brunswick City School District GO, Prere.	5.250%	12/1/22	8,200	8,299
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,021
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,218
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	9,031
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	9,020	7,142
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,000	3,367
	Cleveland OH GO	5.000%	12/1/51	2,000	2,058
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	425
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	622
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	479
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	407
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	635
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,558
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,731
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/47	2,500	2,551
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/52	2,500	2,552
	Columbus City School District GO	5.000%	12/1/42	8,000	8,249
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	2,970
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	11,984
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	8,873
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	2,765
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	2,917
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	5,795	5,112
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	4,854
	Euclid City School District GO	4.750%	1/15/54	2,685	2,710
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,256
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,925	11,696
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	6,662
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,298
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,618
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	862
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	846
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	518
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	309
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,618
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,485
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	814
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,693
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,784
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	2,884
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	26,353
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,000	4,771
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,073
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,745
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,143
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,789
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	967
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	712
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	158
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	378
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	161
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	179
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	6,235
	North Royalton City School District GO	4.000%	12/1/32	600	603
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,112
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	5,968
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,435
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	540
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	326
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	546
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	383
	Ohio GO	5.000%	6/15/30	9,070	9,519
	Ohio GO	5.000%	2/1/32	5,000	5,222
	Ohio GO	5.000%	2/1/34	3,540	3,682
	Ohio GO	5.000%	2/1/36	9,885	10,245
	Ohio GO	5.000%	3/1/39	10,000	10,407
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	853
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	12,220
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,177
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	2,612
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,247
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	1,551
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,153
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,386
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,301
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	14,470	13,843
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,171
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	790
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	2,660
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,653
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	19,717
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,228
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,649
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,695
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,467
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,161
	Union County OH GO	5.000%	12/1/47	2,500	2,570
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	965
	Wickliffe City School District GO	3.250%	12/1/56	10,355	6,944
					403,707
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,504
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,040
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,005
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	7,675
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	9,295
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,003
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	648
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	940
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	577
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	469
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	355
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	737
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	363
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	355
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	4,943
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,032
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,129
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	728
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,649
					60,447
Oregon (1.8%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,432
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,628
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	5,628
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	941
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	566
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	921
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	4,827
	Deschutes Public Library District GO	4.000%	6/1/33	1,625	1,647
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,510
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	713
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	398
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	757
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	3,440
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	3,309
	Lane County School District No. 4J Eugene GO	4.000%	6/15/34	4,100	4,112
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	773
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,626
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	1,881
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,316
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,148
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	9,471
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	7,519
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	4,513
	Oregon GO	5.000%	5/1/31	1,000	1,050
	Oregon GO	5.000%	5/1/32	3,010	3,152
	Oregon GO	4.000%	8/1/32	3,000	3,037
	Oregon GO	5.000%	5/1/33	280	299
	Oregon GO	5.000%	6/1/33	390	417
	Oregon GO	5.000%	5/1/34	1,280	1,362
	Oregon GO	5.000%	6/1/34	500	532
	Oregon GO	5.000%	5/1/35	2,285	2,457
	Oregon GO	5.000%	6/1/35	500	531
	Oregon GO	5.000%	5/1/36	1,000	1,057
	Oregon GO	5.000%	5/1/36	1,350	1,467
	Oregon GO	5.000%	6/1/36	685	724
	Oregon GO	5.000%	5/1/37	700	738
	Oregon GO	5.000%	5/1/37	1,500	1,618
	Oregon GO	5.000%	6/1/37	1,560	1,646
	Oregon GO	5.000%	5/1/38	650	684
	Oregon GO	5.000%	5/1/39	5,000	5,170
	Oregon GO	2.600%	12/1/42	1,455	1,003
	Oregon GO	5.000%	12/1/52	2,990	3,020
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,411
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,074
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	2,512
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,298
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,350
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,386
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,530	3,423
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,513
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	2,945
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,214
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,433
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,633
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,141
	Oregon State Lottery Revenue	5.000%	4/1/40	6,510	6,906
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,074
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,324
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,026
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,060
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,685
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,120
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	6,685
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	6,690
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	6,758
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	1,730
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,028
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,630
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	695
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	903
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,222
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,894
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,112
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	18,370	13,517
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,040
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	2,780
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,617
					235,869
Pennsylvania (5.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,044
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	9,662
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,735
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,110
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	2,491
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,068
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/22	2,000	2,098
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/22	1,500	1,573
[1]	Armstrong School District GO	4.000%	3/15/36	1,065	1,006
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,037
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,086
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,029
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,372
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	2,304
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	19,500	12,128
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	1,983
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,191
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,432
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	1,823
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,623
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,002
	Cheltenham Township School District GO, Prere.	5.000%	3/15/23	15,210	15,811
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,550
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,661
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	5,164
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,023
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,180
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	864
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	1,880
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	1,982
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	15
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,391
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,181
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	9,987
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	9,970
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,355	12,290
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,734
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,777
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	7,789
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,608
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,132
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,690
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	848
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	944
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,691
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,050
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,213
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	2,845
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	1,855
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	3,804
	East Lycoming School District GO	4.000%	9/15/45	1,760	1,497
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	746
[3]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,029
[3]	Ellwood City Area School District GO	4.000%	11/15/43	1,170	1,033
[1]	Fairview School District GO	3.000%	9/15/39	1,000	764
[1]	Fairview School District GO	3.000%	9/15/40	1,000	746
[1]	Fairview School District GO	3.000%	9/15/41	1,000	745
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,144
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	746
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,037
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,742
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,614
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township PA GO	3.600%	6/1/43	3,355	2,822
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,533
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,198
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,118
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	2,875
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	817
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,252
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,789
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	4,766
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	6,732
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,013
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	1,974
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,306
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,296
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,427
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	2,992
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	9,729
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	14,276
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,292
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	2,928
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,405
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	5,000	5,192
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,267
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	5,068
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	4,086
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	10,077
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,203
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,464
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,332
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,038
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,580
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,394
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	400
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,652
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	4,417
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,781
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,564
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,571
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,577
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	2,822
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	1,818
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	2,907
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,016
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,070
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,388
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,080
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	996
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,337
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	10,149
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	4,225	4,148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,245	15,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,980	3,010
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,041
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,124
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,107
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,829
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,024
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	854
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	11,740
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,846
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,061
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,652
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,141
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	10,935
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	3,987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,532
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,151
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,583
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,023
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	14,767
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,406
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,047
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,432
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,347
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,539
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,030
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,075
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	3,739
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	5,357
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,355	1,941
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	1,983
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,335	3,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,013
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	9,032
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,453
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,286
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	826
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	175
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/22	9,015	9,214
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/22	7,255	7,431
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,418
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,377
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,098
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	979
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	4,647
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,132
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,141
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,174
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,734
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,511
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,629
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,273
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,735	1,506
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,074
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,303
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,952
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,379
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	9,305	9,861
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,059
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,053
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,195
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/23	10,500	10,798
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,692
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,087
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,012
[3,5]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,674
[3,8]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.890%	12/1/23	2,260	2,261
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,175
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,113
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	2,646
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,482
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,102
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,435
	Spring Township PA GO	3.000%	11/15/33	1,020	882
	Spring Township PA GO	3.000%	11/15/34	1,050	893
	Spring Township PA GO	3.000%	11/15/35	1,085	913
	Spring Township PA GO	3.000%	11/15/36	1,115	922
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,705
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	807
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/22	210	223
[3]	Trinity Area School District GO	4.000%	11/1/51	2,175	1,835
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,174
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,385
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	2/15/23	4,210	4,269
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,325
	York County PA GO	4.000%	3/1/35	3,000	2,936
					762,714
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,050	3,072
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	10,150	10,209
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	11,602	11,672
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	19,077	9,694
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	641	542
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,802	2,290
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	595
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	172
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	221
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	32
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	108
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	32
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	443	407
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	5,671
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	13,252	9,192
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	455
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	35,870	30,084
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,556	2,982
					87,623
Rhode Island (0.2%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	627
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	763
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	779
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	813
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,238
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	9,926
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,388
					20,534
South Carolina (1.5%)
	Charleston County SC GO	4.000%	11/1/30	5,715	5,845
	Charleston County SC GO	4.000%	11/1/31	6,110	6,215
	Charleston County SC GO	4.000%	11/1/32	6,520	6,603
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	2,360	2,508
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	717
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,026
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	730
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,034
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,480
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,182
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,184
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	17,609
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	1,875
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,346
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,547
	South Carolina GO	5.000%	4/1/34	470	518
	South Carolina GO	5.000%	4/1/34	380	419
	South Carolina GO	5.000%	4/1/35	1,900	2,082
46

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina GO	5.000%	4/1/35	270	296
South Carolina GO	5.000%	4/1/35	890	975
South Carolina GO	5.000%	4/1/35	400	438
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,088
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,024
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	12,600
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	6,560
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,244
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,680	2,291
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	4,124
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	1,934
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,586
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,366
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,639
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,159
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	2,797
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	9,155
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	9,756
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,549
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,346
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,719
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	8,000	7,606
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,515	4,320
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	5,000	5,057
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,134
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,502
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	1,966
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,148
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,246
University of South Carolina College & University Revenue	5.000%	5/1/34	865	903
University of South Carolina College & University Revenue	5.000%	5/1/35	450	483
University of South Carolina College & University Revenue	5.000%	5/1/35	610	652
University of South Carolina College & University Revenue	5.000%	5/1/36	430	458
University of South Carolina College & University Revenue	5.000%	5/1/37	450	477
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,492
University of South Carolina College & University Revenue	5.000%	5/1/39	1,480	1,554
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,381
University of South Carolina College & University Revenue	5.000%	5/1/40	1,550	1,620
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,133
				200,698
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	1,985
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,151
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	8,688
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	10,045	10,045
				29,869
Tennessee (1.4%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,535
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	873
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	855
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	806
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,048
Franklin TN GO	5.000%	3/1/25	1,250	1,300
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,402
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	2,691
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	145	156
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,608
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,501
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/45	3,365	2,939
Memphis TN Water Revenue	4.000%	12/1/50	1,475	1,304
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	999
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,442
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,431
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	6,941
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,253
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,278
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,222
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,035
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,495
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,210
	Shelby County TN GO	3.125%	4/1/33	1,465	1,312
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,666
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	17,110	16,059
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,751
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,229
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,183
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,044
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	95	92
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	6,140	5,982
	Tennessee GO, Prere.	5.000%	2/1/23	1,345	1,406
	Tennessee GO, Prere.	5.000%	3/1/23	700	721
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,800	4,555
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,465	2,366
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	2,680	2,706
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	5/1/23	7,000	7,334
	Washington County TN GO	4.000%	6/1/29	3,260	3,320
					187,050
Texas (7.2%)
[16]	Argyle Independent School District GO	5.000%	8/15/47	8,000	8,373
[16]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,021
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	7,687
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,504
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,488
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,096
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,453
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	663
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,006
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	486
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	822
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	560
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,756
	Austin Independent School District GO, Prere.	5.000%	2/1/23	1,425	1,490
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	5,240	5,253
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,133
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,219
[16]	Bastrop Independent School District GO	4.000%	2/15/34	1,500	1,512
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,618
[16]	Belton Independent School District GO	4.000%	2/15/40	645	604
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	932
[16]	Belton Independent School District GO	4.000%	2/15/47	7,000	6,230
[16]	Belton Independent School District GO	4.000%	2/15/52	2,335	2,004
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,728
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	2,300	2,419
[16]	Bullard Independent School District GO	4.000%	2/15/35	1,000	954
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,039
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,125
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,733
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,043
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,621
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	5,912
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,798
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	2,449
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	6,361
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,000	6,257
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,190
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	11,825
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	485
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	40
[16]	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,170
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	968
[16]	Community Independent School District GO	5.000%	2/15/45	10,035	10,436
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	573
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	595
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	564
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,407
[16]	Crandall Independent School District GO	4.000%	8/15/52	1,050	903
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	784
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	3,670	3,811
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,414
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,570
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,299
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,211
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	5,545
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	6,969
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,176
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,174
[16]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,209
[16]	Del Valle Independent School District TX GO	4.000%	6/15/34	3,310	3,326
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,454
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,342
[16]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	3,646
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,664
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,229
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,509
	El Paso TX GO	5.000%	8/15/27	3,625	3,808
	El Paso TX GO	3.000%	8/15/39	1,270	962
	El Paso TX GO	4.000%	8/15/39	1,370	1,239
	El Paso TX GO	3.000%	8/15/40	840	623
	El Paso TX GO	3.000%	8/15/40	1,000	741
	El Paso TX GO	3.000%	8/15/40	1,375	1,019
	El Paso TX GO	4.000%	8/15/40	635	573
	El Paso TX GO	3.000%	8/15/41	905	657
	El Paso TX GO	3.000%	8/15/41	1,200	872
	El Paso TX GO	3.000%	8/15/41	1,500	1,090
	El Paso TX GO	4.000%	8/15/41	655	587
	El Paso TX GO	4.000%	8/15/47	2,725	2,368
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	3,769
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,189
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,748
	Forney Independent School District GO	0.000%	8/15/39	1,000	422
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,565
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,760
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,030
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,955
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,229
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,650
[16]	Frisco Independent School District GO	5.000%	2/15/33	1,000	1,098
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	22,040
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	8,765
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	4/1/23	12,000	12,216
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	117
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	112
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,357
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	4,669
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	927
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,372
	Harris County TX Highway Revenue	5.000%	8/15/30	665	698
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,078
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,195
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,488
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,830
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	976
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,213
	Hays County TX GO	4.000%	2/15/31	2,265	2,278
	Hays County TX GO	4.000%	2/15/32	3,135	3,137
	Hays County TX GO	4.000%	2/15/32	3,820	3,822
	Hays County TX GO	4.000%	2/15/33	865	853
	Hays County TX GO	4.000%	2/15/33	3,320	3,276
	Hays County TX GO	5.000%	2/15/42	4,000	4,141
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	997
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	994
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	986
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	800	696
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,650
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	861
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	852
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	852
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	835
	Houston Community College System GO	5.000%	2/15/35	3,000	3,172
	Houston Community College System GO	4.000%	2/15/36	8,500	8,302
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	881
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,196
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	28,399
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,146
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	1,848
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,042
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,770
	Houston TX GO	4.000%	3/1/34	590	581
	Houston TX GO	4.000%	3/1/35	675	646
	Houston TX GO	3.000%	3/1/36	1,030	837
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,394
[16]	Hutto Independent School District GO	4.000%	8/1/47	1,875	1,666
[16]	Hutto Independent School District GO	4.000%	8/1/52	2,500	2,167
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,630
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,054
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,084
[16]	Katy Independent School District GO	4.000%	2/15/52	3,755	3,267
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,006
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,019
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,100
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,045
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,880
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,270
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,090
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,545
[5,16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,066
[5,16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,437
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,424
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	999
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,251
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,091
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,012
	Lone Star College System GO	4.000%	2/15/29	1,150	1,159
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	4,907
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,324
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,455
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,614
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,341
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,220
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	8,789
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,563
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,042
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,081
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,127
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,556
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,076
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,551
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,072
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,030
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,085
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,006
	Lubbock TX GO	4.000%	2/15/30	1,250	1,267
	Mainland College GO	4.000%	8/15/49	10,950	9,376
[16]	Manor Independent School District GO	4.000%	8/1/47	6,000	5,366
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/23	5,000	5,169
[16]	McKinney Independent School District GO	4.000%	2/15/33	4,155	4,135
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	620
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	603
	Missouri City TX GO	4.000%	6/15/32	1,125	1,129
[16]	Montgomery Independent School District GO	4.000%	2/15/47	5,000	4,364
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,129
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,251
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,083
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,322
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,400
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,867
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,614
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,349
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,261
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,674
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,001
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,716
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,717
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,703
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,590
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	23,951
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,001
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,331
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,526
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,253
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,848
	Pasadena TX GO	4.000%	2/15/32	1,500	1,506
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,823
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	935
[16]	Ponder Independent School District GO	4.000%	2/15/39	1,000	932
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,825	4,266
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	833
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,247
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	1,893
[16]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	3,750
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	1,000	1,001
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,178
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,823
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,074
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,552
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,192
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,057
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,040
	San Antonio TX GO	4.000%	8/1/31	6,305	6,384
	San Antonio TX GO	4.000%	8/1/34	3,015	2,952
	San Antonio TX GO	4.000%	8/1/35	1,190	1,133
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,680
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,039
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,240
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,349
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,084
[16]	Sanger Independent School District GO	4.000%	8/15/47	3,295	2,886
[16]	Sanger Independent School District GO	4.000%	8/15/52	5,310	4,576
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,564
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,059
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,461
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	9,651
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,395
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,006
	Tarrant County TX GO	4.000%	7/15/47	3,225	2,753
	Texas GO	5.000%	8/1/27	2,000	2,087
	Texas GO	5.000%	8/1/32	700	768
	Texas GO	5.000%	8/1/33	525	574
	Texas GO	5.000%	8/1/34	1,205	1,312
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,571
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	780	808
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	130
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	161
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	152
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,837
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,115	2,143
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,352
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,115	2,136
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,180	6,212
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	940
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,825
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,840
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,540
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	935
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	461
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	4,594
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	4,685
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,569
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	5,803
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	903
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	5,947
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	891
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,157
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	2,648
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	878
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	873
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	2,753
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	853
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,125
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,531
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,074
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,777
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	5,245
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,280
	Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,128
	Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	12,092
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	12,843
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	5,855
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,504
	Texas Water Development Board Water Revenue	4.000%	4/15/51	17,385	15,399
	Texas Water Development Board Water Revenue	5.000%	10/15/57	4,850	5,025
[16]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,810	4,012
	Travis County TX GO	3.000%	3/1/40	1,000	754
[16]	United TX Independent School District GO, Prere.	5.000%	2/15/23	2,355	2,463
[16]	United TX Independent School District GO, Prere.	5.000%	2/15/23	2,535	2,652
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,650
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	8,951
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	15,063
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,703
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,272
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,068
	University of Texas System College & University Revenue	5.000%	8/15/49	10,990	11,562
[16]	Willis Independent School District GO	4.000%	2/15/29	1,050	1,080
					970,611
Utah (1.1%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	2,894
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,015
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	3,908
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,241
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,373
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	1,837
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	1,917
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,705
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,650	4,895
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	7,500	7,875
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	918
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	3,935
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,045
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	5,637
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,078
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,475
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,547
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,130
	University of Utah College & University Revenue	4.000%	8/1/33	1,000	993
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,156
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	978
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,350	2,289
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,849
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,049
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	3,772
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	2,800
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	4,607
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	7,910
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,470	1,273
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	746
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,191
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	639
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,235
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,171
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,814
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,000	6,143
[15]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,752
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,258
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	15,805
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,447
					150,302
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	1,993
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,227
					12,220
Virginia (1.7%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	893
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,549
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,097
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,120
[6]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	5,711	4,175
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,621
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	4/1/23	1,800	1,858
	Fairfax County Economic Development Authority Special Tax Revenue	3.000%	4/1/36	2,000	1,605
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	3,867
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,313
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,643
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,591
	Fairfax County VA GO	5.000%	10/1/35	2,735	2,931
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,583
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/52	3,000	2,569
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,188
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	33,450	34,896
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	574
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,190
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,500	4,355
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	718
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,291
	Loudoun County VA GO	3.000%	12/1/31	7,535	6,964
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,007
	Loudoun County VA GO	4.000%	12/1/33	6,895	6,965
	Montgomery County Economic Development Authority College & University Revenue	4.000%	6/1/36	1,200	1,153
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	4,666
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	5,558
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,306
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,335
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,294
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,294
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	4,515	4,427
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	4,695	4,587
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	4,747
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	4,898
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	8,790	7,806
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	4,551
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	4,592
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,228
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	913
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	632
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	908
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	875
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	12,571
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,089
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,119
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	4,919
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,333
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	7,899
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	3,400
					225,663
Washington (0.7%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,099
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	14,295
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,253
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,336
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,501
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,180
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,896
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,149
	Washington GO	5.000%	6/1/33	2,900	3,144
	Washington GO	5.000%	6/1/38	10,615	11,348
	Washington GO	5.000%	2/1/39	9,570	10,223
	Washington GO	5.000%	8/1/42	5,000	5,255
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,244
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,113
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	804
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,750
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	10,967	9,267
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	3,451
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	102
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,719
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,563
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,259
					92,951
West Virginia (0.4%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,357
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,616
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,585
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	1,943
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,334
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/22	20,000	20,252
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,321
					49,408
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,254
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,016
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,155
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	838
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,046
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	1,911
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,786
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,333
	Neenah Joint School District GO	4.000%	3/1/32	3,900	3,919
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,014
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	864
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,344
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	937
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	3,549
[6]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,255
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	376
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	312
54

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	288
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	306
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,049
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	5,073
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,072
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	6,179
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,685
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	804
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,223
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,415
Wisconsin GO	5.000%	5/1/31	4,450	4,657
Wisconsin GO	5.000%	5/1/32	5,950	6,213
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	991
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,060
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,015
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,368
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,475
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,194
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,598
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,340
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,478
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	13,709
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	4,578
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	3,938
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	8,793
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,159
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,143
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,031
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,300	4,343
				158,415
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	32
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	31
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	459
				522
Total Tax-Exempt Municipal Bonds (Cost $14,637,529)				12,895,702
55

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[17]	Vanguard Municipal Cash Management Fund (Cost $404,120)	1.973%	4,041,284	404,169
Total Investments (99.0%) (Cost $15,041,649)				13,299,871
Other Assets and Liabilities—Net (1.0%)				128,566
Net Assets (100%)				13,428,437
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $172,670,000, representing 1.3% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $1,462,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	1,049	214,398	(679)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(214)	(24,821)	(93)
				(772)

See accompanying Notes, which are an integral part of the Financial Statements.
56

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,637,529)	12,895,702
Affiliated Issuers (Cost $404,120)	404,169
Total Investments in Securities	13,299,871
Investment in Vanguard	552
Receivables for Investment Securities Sold	75,738
Receivables for Accrued Income	177,126
Receivables for Capital Shares Issued	292,736
Other Assets	206
Total Assets	13,846,229
Liabilities
Due to Custodian	12
Payables for Investment Securities Purchased	103,308
Payables for Capital Shares Redeemed	301,726
Payables for Distributions	12,011
Payables to Vanguard	561
Variation Margin Payable—Futures Contracts	174
Total Liabilities	417,792
Net Assets	13,428,437
At October 31, 2022, net assets consisted of:

Paid-in Capital	15,307,732
Total Distributable Earnings (Loss)	(1,879,295)
Net Assets	13,428,437

Investor Shares—Net Assets
Applicable to 70,267,394 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	705,280
Net Asset Value Per Share—Investor Shares	$10.04

Admiral Shares—Net Assets
Applicable to 1,267,612,974 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,723,157
Net Asset Value Per Share—Admiral Shares	$10.04

See accompanying Notes, which are an integral part of the Financial Statements.
57

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	453,598
Total Income	453,598
Expenses
The Vanguard Group—Note B
Investment Advisory Services	974
Management and Administrative— Investor Shares	1,252
Management and Administrative— Admiral Shares	11,445
Marketing and Distribution— Investor Shares	76
Marketing and Distribution— Admiral Shares	809
Custodian Fees	62
Auditing Fees	30
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	77
Trustees’ Fees and Expenses	6
Other Expenses	15
Total Expenses	14,770
Expenses Paid Indirectly	(14)
Net Expenses	14,756
Net Investment Income	438,842
Realized Net Gain (Loss)
Investment Securities Sold[1]	(134,661)
Futures Contracts	1,834
Realized Net Gain (Loss)	(132,827)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,694,298)
Futures Contracts	(36)
Change in Unrealized Appreciation (Depreciation)	(2,694,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,388,319)

1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,580,000, ($19,000), $15,000, and ($24,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438,842	438,919
Realized Net Gain (Loss)	(132,827)	101,104
Change in Unrealized Appreciation (Depreciation)	(2,694,334)	51,175
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,388,319)	591,198
Distributions
Investor Shares	(27,443)	(29,172)
Admiral Shares	(502,126)	(482,349)
Total Distributions	(529,569)	(511,521)
Capital Share Transactions
Investor Shares	(87,052)	18,584
Admiral Shares	(702,408)	1,524,842
Net Increase (Decrease) from Capital Share Transactions	(789,460)	1,543,426
Total Increase (Decrease)	(3,707,348)	1,623,103
Net Assets
Beginning of Period	17,135,785	15,512,682
End of Period	13,428,437	17,135,785

See accompanying Notes, which are an integral part of the Financial Statements.
58

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.10	$12.03	$11.95	$11.16	$11.65
Investment Operations
Net Investment Income[1]	.306	.314	.344	.379	.393
Net Realized and Unrealized Gain (Loss) on Investments	(1.997)	.126	.133	.796	(.459)
Total from Investment Operations	(1.691)	.440	.477	1.175	(.066)
Distributions
Dividends from Net Investment Income	(.305)	(.313)	(.345)	(.379)	(.393)
Distributions from Realized Capital Gains	(.064)	(.057)	(.052)	(.006)	(.031)
Total Distributions	(.369)	(.370)	(.397)	(.385)	(.424)
Net Asset Value, End of Period	$10.04	$12.10	$12.03	$11.95	$11.16
Total Return[2]	-14.26%	3.67%	4.06%	10.66%	-0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$705	$945	$921	$977	$853
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.57%	2.89%	3.25%	3.44%
Portfolio Turnover Rate	28%	14%	14%	16%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.10	$12.03	$11.95	$11.16	$11.65
Investment Operations
Net Investment Income[1]	.315	.324	.356	.388	.402
Net Realized and Unrealized Gain (Loss) on Investments	(1.997)	.126	.130	.796	(.459)
Total from Investment Operations	(1.682)	.450	.486	1.184	(.057)
Distributions
Dividends from Net Investment Income	(.314)	(.323)	(.354)	(.388)	(.402)
Distributions from Realized Capital Gains	(.064)	(.057)	(.052)	(.006)	(.031)
Total Distributions	(.378)	(.380)	(.406)	(.394)	(.433)
Net Asset Value, End of Period	$10.04	$12.10	$12.03	$11.95	$11.16
Total Return[2]	-14.19%	3.75%	4.14%	10.75%	-0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,723	$16,191	$14,592	$12,826	$10,825
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.65%	2.96%	3.33%	3.52%
Portfolio Turnover Rate	28%	14%	14%	16%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,
60

Long-Term Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $552,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
61

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	12,895,702	—	12,895,702
Temporary Cash Investments	404,169	—	—	404,169
Total	404,169	12,895,702	—	13,299,871
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	772	—	—	772
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	11,465
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(136,100)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,742,725)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	437,750	436,562
Ordinary Income*	24,715	6,838
Long-Term Capital Gains	67,104	68,121
Total	529,569	511,521
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,042,596
Gross Unrealized Appreciation	28,413
Gross Unrealized Depreciation	(1,771,138)
Net Unrealized Appreciation (Depreciation)	(1,742,725)
F.	During the year ended October 31, 2022, the fund purchased $4,244,252,000 of investment securities and sold $4,967,165,000 of investment securities, other than temporary cash investments.
62

Long-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	169,967	15,178	225,040	18,405
Issued in Lieu of Cash Distributions	22,875	2,031	24,462	2,004
Redeemed	(279,894)	(25,022)	(230,918)	(18,899)
Net Increase (Decrease)—Investor Shares	(87,052)	(7,813)	18,584	1,510
Admiral Shares
Issued	8,448,228	773,577	3,413,666	279,424
Issued in Lieu of Cash Distributions	330,727	29,357	319,903	26,204
Redeemed	(9,481,363)	(873,219)	(2,208,727)	(180,879)
Net Increase (Decrease)—Admiral Shares	(702,408)	(70,285)	1,524,842	124,749
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
63

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
64

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $67,104,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
65

"Bloomberg® and Bloomberg Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Long-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LONG-TERM TAX-EXEMPT FUND OR THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
66

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q430 122022

Annual Report   |   October 31, 2022
Vanguard High-Yield Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Investor Shares of Vanguard High-Yield Tax-Exempt Fund returned –15.43% and Admiral Shares returned –15.36%. The fund underperformed the –11.98% return of its expense-free benchmark index.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields and the muni market experienced significant cash outflows. As a whole, however, munis’ fundamentals remained solid and they fared better than the overall bond market.
•	The fund’s relative underperformance was largely driven by a structurally longer duration bias relative to its benchmark index and a structural overweight to lower-quality bonds.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard High-Yield Tax-Exempt Fund returned –15.43% for Investor Shares and –15.36% for Admiral Shares. The fund underperformed the –11.98% return of its benchmark index, which is made up of investment–grade municipal bonds, and the average return of –14.06% for its peer group.
With municipal bond prices falling, the 30-day SEC yield for Investor Shares ended the 12 months at 4.60%, up from 1.62% a year earlier. The 30-day yield for Admiral Shares climbed to 4.68%, from 1.70%.
Please note that the fund invested in securities that generate income distributions subject to the alternative minimum tax (AMT) during the fiscal year.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began to raise short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months.
That created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of muni issuers remained solid overall. Their balance sheets have been bolstered by pandemic-related fiscal stimulus that went directly to states and municipalities, and to consumers, whose spending then boosted sales tax revenues. And, for the most part, the governmental entities used the extra funds in fiscally responsible ways, such as building up rainy-day funds.
With municipal returns turning negative in 2022, investors pulled large amounts of cash from this asset class, which put additional pressure on municipal prices.
As a whole, the municipal market finished the period down about –12%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
The main drivers of the fund’s relative underperformance were its longer duration and its overweight to credit relative to its benchmark index.
We were defensively positioned early in the period in the expectation that rates would rise and spreads would decompress. That positioning included a duration similar to its published benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. While that worked out well during the first wave of rate increases, our duration drifted longer in the summer as valuations became more attractive.
As a high-yield fund, it also had more exposure to credit sectors than its benchmark index, which is composed only of investment-grade municipals. The fund’s credit exposure detracted from relative performance given that lower-quality bonds underperformed during this period.
By segment, an underweight allocation to higher-quality state and local general obligation bonds detracted, as did an overweight position in hospitals. On the other hand, underweightings to housing and to industrial development and pollution control revenue bonds added value.
The fund was well-prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle and municipal valuations at rich levels, we didn’t predict the magnitude of outflows that occurred but had increased our liquidity buffer because we anticipated that some investors might head for the exits.
Outlook
The magnitude of negative annual returns has understandably been distressing for municipal investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. In fact, the outright level of yields in municipals today is the most attractive we’ve seen for a
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2021	October 31, 2022
2 years	0.23%	3.20%
5 years	0.64	3.27
10 years	1.22	3.40
30 years	1.77	4.17
Source: Vanguard.
2

long time. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Given that outlook, we have been upgrading the portfolio’s credit quality to cushion it from any spread-widening we may see in securities rated A and BBB. We are also favoring some sectors that tend to be more defensive in downturns, such as tax-backed bonds and essential services.
That said, with valuations starting to loosen, we are also looking opportunistically at certain lower-quality credit.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Mathew M. Kiselak, Principal, Portfolio Manager, Head of Municipal Bond Desk
Vanguard Fixed Income Group
November 12, 2022
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$928.30	$0.83
Admiral™ Shares	1,000.00	928.70	0.44
Based on Hypothetical 5% Yearly Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

High-Yield Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
High-Yield Tax-Exempt Fund Investor Shares	-15.43%	0.46%	2.21%	$12,441
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	11,809

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
High-Yield Tax-Exempt Fund Admiral Shares	-15.36%	0.54%	2.29%	$62,729
Bloomberg Municipal Bond Index	-11.98	0.37	1.68	59,044
See Financial Highlights for dividend and capital gains information.
5

High-Yield Tax-Exempt Fund
Fund Allocation
As of October 31, 2022
New York	11.7%
California	10.0
Pennsylvania	8.8
Illinois	6.7
Florida	6.6
Texas	5.8
New Jersey	5.0
Ohio	3.3
Alabama	2.8
Colorado	2.7
Georgia	2.4
Massachusetts	2.4
Wisconsin	2.3
Michigan	2.2
Washington	1.7
Missouri	1.7
District of Columbia	1.6
Tennessee	1.5
South Carolina	1.4
Puerto Rico	1.4
Virginia	1.4
Maryland	1.4
Oregon	1.3
Arizona	1.3
Kentucky	1.2
Louisiana	1.0
Other	10.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (2.6%)
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,515
	Birmingham AL GO, Prere.	5.000%	3/1/23	3,010	3,150
	Birmingham AL GO, Prere.	5.000%	3/1/23	4,050	4,239
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	23,246
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,401
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,360	11,970
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	23,676
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	27,080	24,964
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	16,025	15,426
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	16,331
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	17,240	16,595
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	31,555	31,869
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,154
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,004
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,329
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	10,604
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	557
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	534
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	603
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	472
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	555
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,917
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,971
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	3,999
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	36,771
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	25,938
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,605
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	1,880
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,195
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,706
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,296
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,366
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	21,885	19,701
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	11,130	10,390
[4]	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	3,470	3,508
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	14,815	14,586
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	613
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	1,951
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,040
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,035
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,862
					364,524
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,190	2,351
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	725	773
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/22	5,000	5,160
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/22	5,000	5,159
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,000	927
					14,370
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,498
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,324
					4,822
Arizona (1.2%)
[5]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	535
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,194
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	853
[5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	566
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,821
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,412
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	1,986
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,327
[5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	659
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,119
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	166
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	727
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,428
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	287
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	325
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	612
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	603
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	614
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	1,760	1,254
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	5,125	3,454
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	902
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	890
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	439
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,301
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	8,295	6,580
[6]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,077
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,401
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,032
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,519
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	8,485
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	19,541
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	3,523
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,103
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	1,919
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,098
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	801
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	4,902
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	223
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	635
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	1,897
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	335
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	257
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	416
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,588
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,169
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,239
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	932
[5]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	250	249
[5]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	417
[5]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,885
[5]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,558
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,009
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,267
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,704
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,187
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	4,880
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	4,707
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	955
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	934
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,250
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,062
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	6,000	4,050
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,107
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,400	2,192
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	451
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,136
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,790
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	17,651
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,339
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,023
					165,949
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,082
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,643
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,422
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	5,530
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	519
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	5,934
[5]	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	14,000	12,614
[5]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	1,562
					34,306
California (9.5%)
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	4,573
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	711
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,649
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,100
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,271
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,583
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	4/1/23	1,340	1,405
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	1,738
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,471
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	20,480	19,670
	California Community Choice Financing Authority Natural Gas Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,017
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	28,300	26,400
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,111
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	5,482
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	1,801
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	3,713
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	3,807
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	6,729
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	19,354
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	10,196
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	1,722
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,469
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	11,571
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,393
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	775
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	872
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	980	908
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,072
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,685
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	5,353
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,127
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	8,131
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,177
	California GO	4.000%	3/1/36	2,500	2,447
	California GO	4.000%	11/1/40	2,675	2,501
	California GO	4.000%	10/1/41	5,850	5,443
	California GO	5.000%	4/1/42	3,250	3,454
	California GO	3.000%	12/1/43	1,500	1,111
	California GO	3.000%	12/1/46	3,000	2,148
	California GO	5.000%	12/1/46	2,500	2,608
	California GO	5.250%	9/1/47	4,450	4,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,683
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,555	1,299
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	15,000	13,695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,027
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	4,500	3,468
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	6,180
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	8,290	6,915
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,935	4,574
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,815	6,682
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	3,792	3,103
[8]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.590%	8/1/24	1,500	1,480
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	2,532
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.940%	6/1/26	1,000	974
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	420	410
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,376
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	1,650	1,555
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,869
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,095	4,949
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	1,828
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	4,969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	3,684
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,343
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	5,953
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,142
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,706
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	3,998
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,055
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	1,978
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,715
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,188
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,016
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,246
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	1,781
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	951
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	7,000	1,500
[5]	California School Financing Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,181
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	382
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,297
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	14,739
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,210
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	495	417
[2,4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	1,978
[2,4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	7,938
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	18,685
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,612
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	7,360
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,214
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	4,401
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,160
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,598
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,504
[5]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,218
[5]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,990	3,320
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	3/1/23	1,125	1,142
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	3/1/23	585	594
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	3,494
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,371
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	5,000	3,368
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,468
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	3,423
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,965	7,050
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,770	6,501
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,336
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	3,570
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	1,876
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	5,307
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	15,296
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	5,837
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,177
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,271
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,248
[2]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,131
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,512
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	504
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	984
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,541
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	7,584
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,300	1,062
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,451
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,080
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	1,668
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	8,469
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	4,565	4,764
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	15,100	15,758
[6]	Hayward Unified School District GO	4.000%	8/1/43	10,000	8,981
[6]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,065
[2]	Hayward Unified School District GO	4.000%	8/1/50	1,000	871
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	963
	La Canada Unified School District GO	4.000%	8/1/49	1,000	863
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	1,975
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	980
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	1,993
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,255
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	3,250	3,451
	Los Angeles Department of Airport Port, Airport & Marina Revenue	5.000%	5/15/34	1,945	1,980
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,571
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,082
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	2,866
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	2,980
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	3,375	3,438
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	647
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,825
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	733
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,677
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	771
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	4,752
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,205
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	1,450	1,281
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,443
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	858
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	5,998
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	7,883
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,449
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,448
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	10,000	8,309
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	11,722
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	23,849
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	5,019
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,798
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,005
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,167
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	3,895
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,035	2,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,200	4,329
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	18,906
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	10,000	8,912
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	8,326
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,247
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.380%	5/21/24	1,500	1,493
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	1,500	1,493
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	2.510%	5/21/24	1,000	995
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,554
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	1,826
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,703
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,070
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,044
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,083
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,517
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	2,507
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,507
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,252
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,501
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,508
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,221
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,503
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	948
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	2,952
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	1,000	1,046
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,020
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,017
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	575
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	467
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	442
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	437
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	489
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	587
[9]	Palomar Health GO	0.000%	8/1/33	8,805	5,261
	Palomar Health GO	4.000%	8/1/35	4,000	3,730
[9]	Palomar Health GO	7.000%	8/1/38	10,740	12,009
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,573
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,694
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,392
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,519
[6]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,305
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,420
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,374
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,166
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,096
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	4,455
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,094
[6]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	1,985
[6]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	5,942
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,080
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,330
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,251
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,038
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,675
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	5,970
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,566
	Sacramento County CA Special Tax Revenue	5.000%	9/1/47	1,500	1,396
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	7,711
	San Bernardino Community College District GO	0.000%	8/1/44	7,485	2,431
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,416
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	5,640	5,776
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	13,490	13,752
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,000
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,481
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	498
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	991
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	995
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	2,457
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	9,500	7,700
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,381
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,760	7,392
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	12,862
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	4,741
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	26,310	20,574
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	4,681
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	4,000	4,193
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	760	700
[1,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.640%	11/3/22	25,900	25,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,318
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,003
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	7,591
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	9,965
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	5,979
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	9,953
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,273
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,354
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,197
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	29,500	28,623
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	2,891
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	14,320	14,164
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	27,525	26,405
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	18,193
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	1,500	1,200
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	3,820
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,511
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,000
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,335
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	1,000	972
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,529
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,958
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,269
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	11,611
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,919
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	931
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,596
[2]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,609
[2]	Sanger Unified School District COP	5.000%	6/1/49	6,000	6,124
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,404
[6]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,008
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	1,985
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	4,331
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	473
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,345	6,478
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,631
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,096
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,545
	University of California College & University Revenue	3.000%	5/15/51	5,155	3,467
	University of California College & University Revenue	4.000%	5/15/51	10,000	8,735
[6]	University of California College & University Revenue	4.000%	5/15/51	7,650	6,729
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,321
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/58	15,185	15,505
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,000	10,312
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	8,000	8,068
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	5,000	4,181
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,178
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,414
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,144
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	2,498
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	3,835
					1,313,374
Colorado (2.6%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/22	3,195	3,346
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/22	4,940	5,173
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,337
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	12,550
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	464
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	790
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,823
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	463
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	546
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,037
[5]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	981
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	906
[6]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,808
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,420
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	16,651
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,010
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	451
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	491
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	794
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	948
	Colorado COP	6.000%	12/15/40	5,000	5,722
	Colorado COP	6.000%	12/15/41	3,570	4,078
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,443
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,566
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,341
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,636
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,639
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,294
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,029
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	7,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,304
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	445
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,496
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	418
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,010
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	423
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	432
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	16,877
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	5,850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,955	5,204
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	6,074
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,172
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	855
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,580	4,582
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,003
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	5,880	5,527
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,500	2,548
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,143
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	704
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,283
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	749
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,174
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	10,250	10,456
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	30,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,066
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,242
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	29,000	27,586
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	6,181
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	5,000	5,060
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,068
[5]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,078
[5]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	1,618
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	16,115
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,127
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	700	689
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,354
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,625
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,684
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,050
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hogback Metropolitan District GO	5.000%	12/1/41	725	613
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,225
[5]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,500
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	5,779
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	4,171
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,085
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,239
[5]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	405
[5]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	426
[5]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,299
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	500
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	1,896
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	369
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	458
[5]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	660
[5]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,819
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,442
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	439
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	3,564
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	347
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,475	4,392
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	5,656
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,493
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,235
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	280
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,226
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	653
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,507
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	6,955	5,107
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,485
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	1,975
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	640
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,187
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	599
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,527
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,155
					359,993
Connecticut (0.7%)
[6]	Connecticut GO	5.000%	6/15/33	1,300	1,376
	Connecticut GO	3.000%	1/15/34	1,000	858
	Connecticut GO	3.000%	1/15/36	1,050	868
	Connecticut GO	4.000%	1/15/36	4,505	4,287
	Connecticut GO	3.000%	1/15/37	1,045	839
	Connecticut GO	3.000%	1/15/38	2,070	1,625
	Connecticut GO	3.000%	1/15/39	2,400	1,837
	Connecticut GO	4.000%	6/1/39	600	553
	Connecticut GO	3.000%	1/15/40	4,815	3,593
	Connecticut GO	5.000%	6/15/42	320	333
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	3,150	3,100
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,212
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	3,641
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,105	1,025
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	3,484
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,394
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,677
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,750
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,595
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,739
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,513
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,135
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	876
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,622
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,625	3,149
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,046
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,452
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,372
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	4,859
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,378
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,642
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	3,508
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,170
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	3,717
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,397
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,590
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	6,491
[5]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	463
[5]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,230
					91,396
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	49
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	325
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	321
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	178
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	175
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,023
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	174
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	173
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	157
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	172
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	180
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,146
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	381
[5]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	2,777
					10,594
District of Columbia (1.5%)
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	630
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,304
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	753
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,662
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,139
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,372
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,287
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,003
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,746
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	914
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,493
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	13,500
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,695
	District of Columbia GO	5.000%	6/1/37	3,105	3,264
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	850	796
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,194
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,502
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,010
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,067
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,434
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	3,769
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	921
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	784
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,586
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	2,854
[3,5]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,532
[3,5]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	2,725
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	946
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,284
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,446
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,356
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	2,999
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,609
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	1,991
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	6,621
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	20,443
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	15,465	12,661
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	27,822
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	2,618
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,012
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	3,914
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,000	1,025
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	2,750	2,827
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,282
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	1,250	1,276
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,514
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,009
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,453
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	2,872
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	2,977
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,030
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	2,969
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	4,410
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,015
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	3,821
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	5,000	4,300
					207,438
Florida (6.3%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	457
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,324
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,162
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,187
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,313
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,401
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,041
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,651
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,811
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,480
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	1,951
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	7,134
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,026
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	12,636
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	3,400	3,022
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	6,448
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,178
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,210	2,015
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,130
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	5,927
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	578
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	519
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,263
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,090
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,064
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	641
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	894
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	2,756
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	445
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	20,089
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	809
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,019
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,774
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,092
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,855
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,682
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,151
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,459
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	3,984
[5,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	457
[5,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	138
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,726
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,132
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	11,393
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	14,925	11,750
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,006
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/38	1,015	917
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/39	1,050	935
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/40	1,050	926
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Houseing Project)	4.000%	7/1/41	1,170	1,025
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	278
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	496
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	568
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	456
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	650
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	6,052
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	712
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,745
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	498
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	571
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,014
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	729
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	1,564
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	906
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	4,917
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,383
[5]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	25,500	21,526
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,359
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,234
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	9,718
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,050
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,523
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,511
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,132
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	920
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	15,500	15,034
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	4,883
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	8,080
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	1,000	1,042
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	3,850	4,010
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,104
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	6,949
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	7,279
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,176
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	2,786
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	3,903
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	13,900
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	4,966
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	7,523
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,431
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	11,893
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,651
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	903
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,805
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,214
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,625
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	370	368
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,124
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	692
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	678
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,162
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	13,984
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,212
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,496
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	2,805
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,110
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,050
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,142
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,235
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,201
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,024
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,388
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	2,750
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	4,846
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,472
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,261
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	11,460	11,387
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	4,740
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,237
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,647
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,275
[6]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,532
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	2,948
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	841
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	1,871
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	1,667
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	1,780
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,437
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	4,011
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	10,920	8,727
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,175
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,032
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	9,304
[8]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	2.615%	7/1/24	10,000	9,578
	Miami-Dade FL Transit System County Sales Tax Revenue	4.000%	7/1/47	5,400	4,450
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	6,431
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,408
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	3,926
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	4,157
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,765
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	965
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,214
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	9,262
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,422
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,187
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	13,599
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	1/1/23	10,030	10,150
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/39	6,000	6,322
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	4/1/23	7,540	7,987
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	707
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	993
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	964
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,004
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	2,939
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	3,653
[5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	5,749
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,110	844
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	6,555
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	2,125	1,828
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,286
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	915
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,295
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,277
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,203
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,086
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	2,880	2,870
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	917
[5]	Polk County IDA Industrial Revenue	5.875%	1/1/33	6,000	5,828
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,073
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,042
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,031
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	4,903
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,134
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,069
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	1,955
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,237
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,343
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	950
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,026
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	14,762
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,315	7,329
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	581
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	643
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	4,911
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	10,800	8,594
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	4,461
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	3,933
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	20,000	16,647
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	24,377
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,121
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,301
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	5,551
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	5,864
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	6,256
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	8,312
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	332
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,930
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	15,537
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	7,168
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	5,600	5,661
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,668
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,123
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	4,000	3,930
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,517
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,514
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/23	6,405	6,644
					865,309
Georgia (2.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	6,929
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,347
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	3,870
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,262
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	5,430
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	845
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,846
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,019
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,021
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	1/1/23	200	213
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	1/1/23	445	474
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	1/1/23	490	522
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	1/1/23	245	261
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	1/1/23	5,375	5,631
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	1/1/23	5,000	5,278
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	4,766
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	375
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	371
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	368
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,469
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,085
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,078
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,005
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,175
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,051
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	5,966
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	3,857
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,300	5,803
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	1,595
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	3,935
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,272
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	8,570	5,250
[5]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	4,367
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,217
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	4,827
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	4,895
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	2,645
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	535
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	5,709
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	208
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	30,564
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	4,705
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	14,715	13,577
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	9,431
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,247
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,210
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	9,680	8,139
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	19,773
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,846
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	815
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,251
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,725
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	8,907
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	25,960
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	499
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	950	944
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	7,886
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	13,370	12,916
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	15,352
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	12,530	12,293
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	7,405	6,824
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	4,535	4,207
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	1,809
[5]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	2,641
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,358
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,694
					313,345
Guam (0.3%)
[4]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	352
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,394
[4]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	239
[4]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	614
[4]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	465
[4]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,091
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,474
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,544
	Guam Department of Education COP	5.000%	2/1/40	6,125	5,475
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	5,323
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	1,908
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,380
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,557
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	815
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	135
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,314
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	996
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,125
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	959
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	1,591
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,648
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,040
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,030
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,234
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,210
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,358
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,132
					45,403
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	5,865	5,938
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,478
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	7,552
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	6,606
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	486
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	964
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,148
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,011
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,514
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	843
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	699
					30,239
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,161
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,230
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	1,764
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	2,486
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,316
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,207
[5]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	10,000	6,778
					15,942
Illinois (6.4%)
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,668
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	3,821
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,055
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,394
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,327
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,006
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,436
[5]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,301
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	9,390
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	742
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,600
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	634
	Chicago Board of Education GO	5.000%	12/1/31	600	581
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,442
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,053
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,118
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,007
	Chicago Board of Education GO	5.000%	12/1/33	3,930	3,746
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,256
	Chicago Board of Education GO	5.250%	12/1/35	6,480	6,197
	Chicago Board of Education GO	5.000%	12/1/36	8,905	8,338
	Chicago Board of Education GO	5.000%	12/1/36	2,000	1,844
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,124
	Chicago Board of Education GO	5.000%	12/1/38	2,500	2,277
	Chicago Board of Education GO	4.000%	12/1/39	13,500	10,911
	Chicago Board of Education GO	5.000%	12/1/44	1,000	878
	Chicago Board of Education GO	7.000%	12/1/44	36,350	37,954
	Chicago Board of Education GO	6.500%	12/1/46	13,500	13,937
[5]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,380
	Chicago Board of Education GO	4.000%	12/1/47	9,000	6,646
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	258
	Chicago IL GO	0.000%	1/1/31	4,915	3,273
	Chicago IL GO	4.000%	1/1/38	12,994	10,623
	Chicago IL GO	4.000%	1/1/40	4,041	3,229
	Chicago IL GO	4.000%	1/1/44	5,644	4,341
	Chicago IL GO	4.000%	1/1/49	8,252	6,120
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,536
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,501
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,017
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	444
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	963
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	10,000	9,376
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,032
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,788
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,242
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,172
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,031
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,042
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	154
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,521
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,507
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	5,555
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	328
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	4,631
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	5,821
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	9,996
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,027
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,431
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	980
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,667
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	2,672
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	11,148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,053
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	4,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	4,532
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	2,891
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	5,905
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/53	5,000	5,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	9,978
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	6,495	5,558
[6]	Chicago Park District GO	5.000%	1/1/37	1,240	1,270
[6]	Chicago Park District GO	5.000%	1/1/40	1,880	1,913
	Chicago Park District GO	5.000%	1/1/40	2,590	2,596
[6]	Chicago Park District GO	4.000%	1/1/41	4,000	3,409
	Chicago Park District GO, Prere.	5.000%	1/1/23	4,910	5,007
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,422
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	2,662
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,111
	Cook County IL GO	5.000%	11/15/31	715	753
	Cook County IL GO	5.000%	11/15/32	470	493
	Cook County IL GO	5.000%	11/15/33	460	480
	Cook County IL GO	5.000%	11/15/34	1,150	1,183
	Cook County IL GO	5.000%	11/15/35	1,025	1,053
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	818
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,576
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	514
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,493
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,383
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,466
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,043
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,701
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,257
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,233
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,142
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,649
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	964
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	795	774
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	749
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,095
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,130
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,244
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,676
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,236
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,953
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,235
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	2,450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	8,804
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	5,727
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	5,508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	4,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	2,918
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,007
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	6,750	6,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,695
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	9,831
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	31,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	4,926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	1,656
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	2,961
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	1,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	6,160	4,748
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	2,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,750	2,856
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	11/15/22	1,335	1,348
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/22	2,845	2,972
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/22	1,000	1,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	2,000	2,055
	Illinois GO	5.000%	2/1/26	3,750	3,778
	Illinois GO	5.500%	7/1/26	5,845	5,872
	Illinois GO	5.000%	12/1/26	1,610	1,621
	Illinois GO	5.000%	2/1/28	10,000	10,024
	Illinois GO	4.000%	3/1/28	4,000	3,825
	Illinois GO	5.000%	11/1/28	2,600	2,603
	Illinois GO	5.000%	5/1/29	6,125	6,127
	Illinois GO	5.000%	10/1/29	3,000	3,002
	Illinois GO	5.000%	11/1/29	14,300	14,306
	Illinois GO	5.000%	10/1/30	2,500	2,498
[2]	Illinois GO	5.250%	2/1/33	6,200	6,250
	Illinois GO	4.000%	12/1/33	9,000	7,960
[2]	Illinois GO	5.250%	2/1/34	3,125	3,143
	Illinois GO	4.000%	6/1/34	1,245	1,091
	Illinois GO	5.000%	4/1/35	1,100	1,069
	Illinois GO	4.125%	10/1/36	4,500	3,889
	Illinois GO	4.000%	10/1/38	4,000	3,324
	Illinois GO	4.000%	3/1/39	1,050	866
	Illinois GO	4.000%	10/1/39	2,475	2,033
	Illinois GO	3.000%	12/1/40	2,500	1,738
	Illinois GO	4.000%	10/1/41	2,000	1,599
	Illinois GO	5.500%	3/1/42	3,000	2,967
	Illinois GO	5.750%	5/1/45	4,325	4,336
[6]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	9,599
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	8,793
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,125
[2]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,245
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,070
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	9,057
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	6,482
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	6,501
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,099
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,191
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	3,336
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	292
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	295
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	4,157
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	816
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,198
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	703
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,386
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	622
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	3,505
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,069
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	953
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	161
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	968
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	664
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	4,722
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,119
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	5,000	3,848
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	43,000	31,977
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	6,774
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	6,878
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	3,615	3,552
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	1,255	1,133
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	32,885	30,057
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	4,384
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	3,788
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,596
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,848
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,941
	Romeoville IL GO	4.000%	12/30/33	4,710	4,696
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	9,261
	Will County IL GO	4.000%	11/15/47	4,000	3,579
					882,713
Indiana (0.7%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,006
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,662
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,230
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	3,818
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,564
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	23,152
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	9,642
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	6,000	6,034
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	5,000	5,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	7,205	7,469
[5]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	12,200	8,881
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,197
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,236
	Indiana Municipal Power Agency Electric, Power & Light Revenue	5.500%	1/1/53	5,000	5,293
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,013
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,507
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,151
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,605
					97,489
Iowa (0.2%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,360
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,051
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	5,617
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,430
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,721
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,436
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	501
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,336
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/22	1,610	1,715
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/22	3,300	3,515
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/22	2,000	2,130
					33,812
Kansas (0.4%)
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	12/1/22	6,000	6,197
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	12/1/22	3,500	3,615
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,576
[6]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,055
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,391
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,792
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	4,922
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	818
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,560
	Wichita KS GO	5.000%	12/1/39	1,305	1,353
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,011
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,512
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/22	5,000	5,214
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,955	1,661
					56,677
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,026
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	12,531
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	10,728
[5]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	5,000	4,530
[5]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	4,000	3,360
[5]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	2,000	1,680
[5]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	9,806
[5]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,086
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	4,936
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	9,556
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	2,889
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,777
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,882
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,208
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,505
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	578
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	17,734
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	15,115
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,163
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	10,927
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	3,410	3,223
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	1,730	1,584
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,281
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,187
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	1/1/23	12,025	12,194
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,435
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,358
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,445
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	870
					159,594
Louisiana (0.9%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	815
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,663
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,121
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,220
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	950
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,123
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/23	3,250	3,320
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,863
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,313
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	10,000	9,872
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	91
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,190
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	8,211
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	4,826
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	2,621
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	105	109
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	12/1/22	3,500	3,641
[5]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	23,825	23,974
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	765
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	761
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	871
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	600
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	502
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	750
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,703
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	496
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	1,987
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,156
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	4,714
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	9,749
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,542
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,513
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,738
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,599
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	1,948
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	654
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	505
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	500	439
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,045	904
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	864
					129,683
Maine (0.4%)
[5]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	10,000	7,000
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	751
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	520
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	683
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	915
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	1,836
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,602
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	3,777
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,258
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,215
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,794
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,008
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	2,883
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	4,187
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	4,734
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,189
	University of Maine College & University Revenue	5.500%	3/1/62	7,635	8,077
					59,429
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	999
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,052
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,203
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	488
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	153
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,250
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	550
[5]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,820
[5]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	4,637
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,690	1,625
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,488
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,475
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,005
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	5,701
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	473
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	889
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	869
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,282
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,465	4,386
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,330	3,125
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	3,000	3,029
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,005
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	992
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	991
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,195
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,131
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,549
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,277
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,353
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	6,419
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	198
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	172
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	141
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	169
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	182
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	309
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	354
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	303
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	917
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	790
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	4,903
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	6,065	4,501
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,577
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,675
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	2,952
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,312
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,333
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,127
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	755
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	919
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,012
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	534
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	219
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	758
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	5,651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	1,919
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,173
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,035	2,125
[5,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.780%	12/8/27	15,745	15,745
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,296
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	4,733
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,116
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,286
	Prince George's County MD COP	5.000%	10/1/48	15,000	15,238
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	7,911
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	4,893
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,115
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,138
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	3,405
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	756
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,016
					179,552
Massachusetts (2.3%)
	Ashland KY GO	3.000%	8/1/47	4,000	2,877
	Ashland KY GO	3.000%	8/1/52	3,500	2,422
	Bristol County MA GO	4.000%	6/1/51	5,000	4,288
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,565
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,360
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	8,132
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	8,433
	Commonwealth of Massachusetts GO	3.000%	4/1/48	5,000	3,528
	Commonwealth of Massachusetts GO	3.000%	4/1/49	5,000	3,501
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	3,938
	Easthampton MA GO	3.000%	6/1/33	2,270	1,993
	Lowell MA GO	2.000%	9/1/40	1,460	905
	Lowell MA GO	2.000%	9/1/41	1,440	876
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,902
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,051
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,223
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	14,364
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,903
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,080
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	6,762
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,468
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	12,366
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,892
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	987
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	779
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,209
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	750
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	4,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	984
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,016
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,045
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,513
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	462
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,429
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,309
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	874
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	413
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,141
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	4,846
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	15,346
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	958
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	933
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,351
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,478
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	6,757
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	4,790
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	3,832
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,332
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,641
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	990
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	501
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,056
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	788
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,656
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,602
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,301
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,463
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,491
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	805	751
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,106
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,825	9,233
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	762
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,866
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	870
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	672
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	647
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,058
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	2,633
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	614
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	3,519
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,048
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	734
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,064
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	610
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	3,135	3,185
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	771
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	6,314
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,622
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,245
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,022
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,026
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,062
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,277
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,013
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	2,763
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,338
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,115
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,198
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,524
	Quincy MA GO	5.000%	7/1/47	3,500	3,637
	Quincy MA GO	4.000%	7/1/51	1,940	1,639
	Quincy MA GO	5.000%	7/1/51	3,500	3,626
					312,086
Michigan (2.1%)
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	9,734
[6]	Genesee County MI GO	5.250%	2/1/40	12,330	12,759
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,157
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,178
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,279
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,658
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,297
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,025
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,797
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,062
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,001
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,740
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,381
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,535
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	2,977
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,193
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,424
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,403
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	30	31
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	30	31
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,258
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	901
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,296
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	4,774
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	916
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,126
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,051
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,227
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	568
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,073
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,030
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,592
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,599
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,386
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,761
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,088
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,229
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,545
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	2,545	2,657
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,853
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	8,436
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	9,603
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,750	2,824
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	3,025	3,107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	115	118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	2,650	2,722
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,037
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,717
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	11,437
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	4,832
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	18,134
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,057
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	5,770	5,990
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,620	2,646
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	2,750	2,393
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	8,539
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	12,067
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,763
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,172
	Novi Community School District GO	5.000%	5/1/35	1,840	1,956
	Novi Community School District GO	5.000%	5/1/38	1,905	2,007
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,075
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,137
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,294
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,068
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,068
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,061
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,061
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,904
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,071
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,085	969
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,398
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,322
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	1,948
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,015
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,824
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,474
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,166
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	4,957
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	3,910
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,661
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	1,914
					285,268
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,052
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,601
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	497
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	618
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	530
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	435
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	387
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	360
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	375
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	247
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,029
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,295
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	11,240
	Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	968
	Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	723
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,024
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,021
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	867
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	508
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	504
	Minneapolis MN GO	3.000%	12/1/33	4,260	3,704
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	426
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	5,630	5,792
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	203
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	1,525	1,566
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	228
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	1,075	1,101
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	227
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	1,165	1,188
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	251
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,358
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	229
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	247
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	294
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	729
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,118
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,151
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	825
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	600
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,589
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,416
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	5,375	5,175
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,448
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	922
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,266
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	5,500	5,611
	Scott County MN GO	3.000%	12/1/32	1,775	1,596
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	4,902
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	410
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	325
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	636
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	1,940
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,345
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	195
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	192
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	235
					100,919
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,204
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,467
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,014
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	1,881
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	998
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	988
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,240
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	12,200	10,981
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,038
					28,811
Missouri (1.6%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,086
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	111
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,653
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,603
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	2,738
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	2,894
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	894
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,140	1,033
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,348
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	802
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	10,368
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,116
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	5,579
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,355
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,492
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	1,954
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,334
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	2,664
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	3,645
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	7,638
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	15,000	14,024
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	5,392
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	4,691
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,399
[5]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,620	1,495
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,130
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,433
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,032
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,592
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,707
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,116
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,019
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	4,875
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,139
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,264
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	32,316
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	10,171
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	8,897
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	17,409
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,879
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,808
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,399
[5]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	7,683
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,200
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	911
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,131
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,660
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,473
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,585
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,008
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,002
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	987
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	986
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	940
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,092
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	856
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	987
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	814
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	944
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	741
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	857
					217,351
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,336
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	840
					2,775
Multiple States (0.1%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	4,710	4,343
[5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,710	4,056
					8,399
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	3,994
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	467
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	21,789
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	13,810	13,545
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	3,921
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	821
[8]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.770%	9/1/26	3,965	3,900
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,014
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,785
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,475
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,774
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,116
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,276
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	8,645
					85,522
Nevada (0.1%)
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,075
[6]	Clark County School District GO	3.000%	6/15/41	3,470	2,502
	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	361
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,091
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	1,614
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	450	368
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,300	1,761
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	1,000	891
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	442
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,425	851
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	570	517
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	755	674
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	760	667
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,200	1,018
[5]	Reno NV Sales Tax Revenue	0.000%	7/1/58	21,500	2,189
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	2,912
					19,933
New Hampshire (0.4%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,786
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,525
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,325
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,192
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,101
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,175
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	5,850
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,592
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	884
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,754
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,842	3,544
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,123
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,844
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,778
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/23	3,750	3,822
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,321
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	12,180
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	446
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,027
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,037
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	783
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	718
					54,807
New Jersey (4.8%)
	Atlantic City NJ GO	5.000%	12/1/24	620	612
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,116
	Atlantic City NJ GO	5.000%	12/1/26	365	358
	Atlantic City NJ GO	5.000%	12/1/29	125	120
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,013
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,451
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	10,500	8,985
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	6,475	6,536
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,295
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,343
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,019
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,269
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	242
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,108
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	360
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	357
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,372
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	557
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	8,274
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	961
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,288
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	8,914
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,219
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,324
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	1,993
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,254
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	1,928
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	1,832
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,534
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,734
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,702
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,726
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	4,526
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	4,784
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,739
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	8,651
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	463
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	885
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,037
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	445
[5]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,231
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,273
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	2,896
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	5,621
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	959
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	17,696
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,068
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,458
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,054
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,048
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,457
	New Jersey GO	4.000%	6/1/30	2,130	2,150
	New Jersey GO	4.000%	6/1/31	6,660	6,647
	New Jersey GO	4.000%	6/1/32	1,920	1,907
	New Jersey GO	2.000%	6/1/33	6,175	4,708
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	6,062
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	7,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	12,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	3,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,000	4,085
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,675
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	2,978
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,700	1,572
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,455
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	1,890	1,720
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,448
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	2,085	1,863
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	5,909
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	3,595	3,211
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	6,450
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,028
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	3,523
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,975	5,729
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,000	4,040
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	1,500	1,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	5,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	10,873
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,546
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	7,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	1,921
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	6,469
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	2,544
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	5,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	5,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	1,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	4,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	3,000	2,517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	5,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,396
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,000	888
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	13,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	18,470
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,006
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,374
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	498
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,637
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,318
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,265	7,946
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	11,495
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,198
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	22,315	17,827
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,234
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	674
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,089
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,000	5,250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	2,646
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	10,461
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	5,693
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,108
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	14,680	12,569
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,020	16,738
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,404
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project), ETM	5.000%	12/1/23	12,300	12,415
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,150
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,234
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,330
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,111
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,352
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	30,110	23,710
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,284
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	10,246
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	23,730	21,790
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,077
[5]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	7,251
					662,424
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	7,300	6,137
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,735	1,776
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,725
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	407
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	1,964
					59,009
New York (11.1%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	3,986
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,785
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,120	10,565
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	531
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	10,610	2,478
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	653
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	754
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,502
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,532
[5]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,500	5,429
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,064
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,428
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,243
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	6,176
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	7,741
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	5,735
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	957
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	845
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	664
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,497
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	5,050	4,291
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	1,445	1,379
[5]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	2,889
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,189
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,546
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,416
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,069
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,242
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,022
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	5,730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,017
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	3,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,007
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,415
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	398
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	14,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	2,866
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	3,678
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	8,767
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	6,649
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	5,130	4,163
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,030	4,840
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,500	3,281
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	7,250	6,726
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	8,066
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	16,103
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	2,680
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	6,555
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,150
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,873
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.587%	11/1/32	1,245	1,217
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.594%	11/1/32	1,750	1,711
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/22	2,250	2,297
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/22	2,500	2,552
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,019
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,019
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,161
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,441
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	1,483
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	3,276
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	2,839
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,210
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	9,768
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	11,150	10,823
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,522
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	959
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	327
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	4,895	4,276
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,071
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	297
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	474
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,088
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	1,842
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	5,407
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,270	4,550
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	8,244
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	4,445
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	14,000	10,015
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	12,022
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	2,734
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,086
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	3,070	2,598
[17]	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	18,600	15,673
[1,5]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	2.690%	12/30/22	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	1,920
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	1,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,093
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,251
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,226
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,200
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	7,110
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	2,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	15,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	3,885
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	3,980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	2,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	4,638
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	2,759
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,075
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	2,753
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	7,929
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,750	1,578
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,500	5,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	11,193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	8,500	7,306
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,000	4,860
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,915	5,867
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	5,329
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5,000	4,191
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,318
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	7,477
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	1,769
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,273
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,109
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	17,055	11,716
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,345	2,253
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,133
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,399
[5]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	24,025	21,029
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	4,904
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,212
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	12,344
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,068
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	5,805
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,061
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,320	12,845
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,211
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,510	7,787
[6]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	967
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	14,814
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,050
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	3,000	2,783
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,275	1,213
	New York NY GO	5.000%	8/1/33	500	543
	New York NY GO	5.000%	8/1/33	1,300	1,413
	New York NY GO	3.000%	3/1/41	10,000	7,473
	New York NY GO	5.000%	3/1/42	2,000	2,060
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	2,570	2,312
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/41	3,685	3,287
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/42	4,050	3,584
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	9,000	7,681
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,021
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	14,581
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	179
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	169
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,853
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,384
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,172
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,057
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,570
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	692
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,520
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,809
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,076
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,068
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,761
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	957
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,699
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,500	7,276
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	14,259
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	9,215
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,160
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,119
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,378
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,013
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	3,713
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,386
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,117
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	9,013
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	3,000	2,649
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,108
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/23	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/23	25	26
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,359
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,154
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	3,566
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,089
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,520
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,171
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	15,528
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,195
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,181
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,249
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	6,684
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,789
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,643
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	1,807
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,363
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	3,717
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,037
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,094
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	11,399
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	6,787
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	6,674
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,313
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	15,171
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	2,495	2,094
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,247
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	1,971
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,442
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	3,674
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	3,658
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	15,255
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,315
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	9,125
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,693
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,107
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,087
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,166
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,755	1,516
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	695
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	6,894
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,053
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	4,482
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,654
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,075	9,494
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,181
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	2,633
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	300
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,420
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	495
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	704
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	701
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	648
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	495
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	6,404
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,015
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	785
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	974
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,370
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	822
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	4,848
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	994
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	764
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	9,709
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,362
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	8,639
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	703
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	462
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	4,228
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	244
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	14,103
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	3,988
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	396
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	392
[2]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	852
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	6,353
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	5,000	3,884
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	5,000	3,667
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	3,800	3,485
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,330	4,290
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	9,802
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,022
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,088
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	5,729
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	4,696
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	3,884
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,200
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,063
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,000	2,799
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	2,774
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,465
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,291
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,710
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,671
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	1,814
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	2,500	1,959
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,255
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	374
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,127
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,437
[6]	Oyster Bay NY GO	4.000%	11/1/26	800	815
[6]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,380
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	298
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	7,708
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	12,173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,770
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	3,295
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	2,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,418
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,461
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	2,889
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	1,778
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	861
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	4,725
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	7,780	7,997
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	5,092
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,334
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	8,780
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,027
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,505	2,247
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,212
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	782
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,805
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	493
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	443
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,129
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,096
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,174
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,009
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,580
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	10,804
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,043
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	13,000	13,767
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/34	3,000	3,240
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	3,846
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,249
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	24,001
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/32	1,915	2,099
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/33	2,350	2,555
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,168
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,429
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,097
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,217
[5]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	6,641
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	8,879
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,358
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,882
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	8,016
					1,537,839
North Carolina (0.9%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,500	1,061
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,054
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	975	1,047
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	500	537
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,000	4,713
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,550	2,447
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,250	1,255
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	1,951
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,659
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,268
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,228
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,044
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,506
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	9,000	8,834
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,950	2,431
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	3,540
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	8,497
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,536
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	9,280	7,798
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	896
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,314
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	3,485	3,459
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,875
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,151
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,189
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	1/1/23	5,810	5,921
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	2,115	2,207
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	3,160	3,298
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,170	1,023
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	11,280
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,017
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	4,407
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	3,648
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	6,568
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	3,776
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,605
					121,040
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	935
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	4,818
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,384
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	5,917
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,208
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,152
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,120
					26,534
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	172
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	931
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	167
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	613
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,638
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,486
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,479
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,029
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,110
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,021
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,690
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,775
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,400	10,006
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	22,890	18,124
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	75,200	63,291
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,589
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,708
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,094
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,729
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	6,866
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,589
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/47	2,500	2,551
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/52	2,500	2,552
[5]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,250	1,635
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,712
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,434
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	4,794
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	7,935
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	9,724
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,550	11,954
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	5,825
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	419
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	402
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	520
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	467
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	451
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	723
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	727
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	2,855
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,487
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,522
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	8,994
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,563
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	7,383
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,303
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,209
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,597
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,658
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,366
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	14,640
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,126
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	11,127
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	3,819
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	26,720
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,182
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	905
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,276
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	941
[5]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,540	2,158
	Kenton City School District GO	4.000%	11/1/58	4,965	4,155
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,855
	Little Miami Local School District GO	4.000%	11/1/55	6,500	5,466
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	11,500	7,965
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,009
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,467
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	10,519
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,041
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	781
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,035
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	824
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,024
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	6,619
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	2,871
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,180	4,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,068
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,703
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,112
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,778
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	23,095
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,500	10,078
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,446
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	3,793
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	557
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,094
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	600
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	3,483
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	704
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,153
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,489
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,331
[5]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	870
[5]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	7,207
	West Carrollton City School District GO	4.000%	12/1/56	3,500	2,889
					431,063
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,009
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,914
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,005
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,241
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,300	4,973
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	9,014
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	19,465
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	14,830
[12]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	540
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	398
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,839
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	489
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	985
					63,707
Oregon (1.3%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	733
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,150
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	6,031
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	925
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,320
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,160
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,630	2,302
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,733
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	1,040	1,074
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	285	283
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,386
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,495	3,389
[5,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	673
[5,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	942
[5]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/23	9.000%	4/1/37	7,940	580
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	6,500	4,917
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,195
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,303
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	11,394
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,625
	Oregon State Lottery Revenue	5.000%	4/1/42	5,000	5,271
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,278
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	1,671
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	2,583
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,000	5,031
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	9,345	8,622
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,002
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,641
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,110
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	15,051
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	2,847
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	5,468
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	4,905
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	38,000	31,438
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	7,847
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,483
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,110
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,112
[6]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	6,159
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	2,664
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	1,810
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/51	3,325	2,624
					176,842
Pennsylvania (8.3%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,068
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	4,429
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,070
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,050
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	4,543
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,256
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,620
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	2,827
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,267
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,159
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	8,774
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	3,936
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,137
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,028
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,414
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,006
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	1,730
[4]	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,110
[6]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/42	1,260	1,101
[6]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/47	1,090	924
[6]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	1,846
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	1,500	1,322
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	7,925	7,450
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,159
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	10,983
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	1,832
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,520	4,808
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	437
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	448
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	732
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	3,521
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	198
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	887
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,031
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	997
[6]	Berwick Area School District GO	4.000%	11/15/43	1,150	1,016
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	735
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	362
[6]	Bristol Township School District GO	4.000%	6/1/48	3,710	3,171
	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,348
	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,712
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,179
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	27,260	16,955
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,048
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,220
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	535	535
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,922
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,369
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,151
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	12,701
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	7,296
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	4,464
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	1,716
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	4,811
[5]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	185	178
[5]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	647
[5]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	924
[6]	Coatesville School District GO	0.000%	10/1/33	775	434
[6]	Coatesville School District GO	0.000%	10/1/37	2,050	899
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,472
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,213
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,295	12,234
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	11,496
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,288
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,013
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	2,884
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	1,933
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	1,580
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	3,624
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	4,564
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,067
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	1/1/23	1,200	1,211
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	1/1/23	1,625	1,666
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	1/1/23	3,175	3,255
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	1/1/23	1,060	1,104
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	178
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	832
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	317
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	961
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,241
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,444
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	753
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	13,219
[6]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	817
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,151
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	22,775
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	7,057
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,350
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,337
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,641
	Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	1,979
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/22	2,375	2,420
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,789
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	4,766
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,752
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	9,513
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	5,940
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	798
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,353
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,540
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,704
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,567
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,616
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,712
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,702
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	1,884
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	28,323
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,839
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,032
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,225
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	6,729
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	3,758
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,298
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,647
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,250	1,161
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,114
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/23	190	192
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	1,730	1,797
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	11,300	11,735
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/23	10,885	11,304
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,267
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,356
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,321
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	12,222
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	9,985
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	754
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,239
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	876
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	896
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	9,992
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	8,503
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	353
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	754
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	637
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,491
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	445
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,254
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,188
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	7,583
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	6,369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	10,255
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,000	3,941
[5]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,251
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	4,720
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	9,898
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,319
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	33,337
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.640%	6/3/24	15,500	14,887
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	432
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,810	5,081
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,205	2,506
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	6,362
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,367
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	14,140	13,883
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	4,916
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	5,100
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	11,740
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	20,000	20,782
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	11,683
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,089
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,302
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,497
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,420
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,084
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,175
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	13,166
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	17,130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,022
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,347
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,531
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,336
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	9,451
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	3,516
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	8,382
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	1,983
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,010
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	14,826
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,013
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	2,424
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,975	10,421
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	13,803
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	1,906
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,051
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,525	2,874
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	7,758
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/22	4,110	4,210
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,679
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,435
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	726
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	2,780
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,464
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,251
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	440
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	462
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	569
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	1,787
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,439
[4]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,190	1,168
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,390
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,098
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	816
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,404
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,611
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,063
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,367
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,446
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,018
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,016
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,342
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,392
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	9,267
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,011
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,008
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	986
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,495
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,631
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,529
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	3,900
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	899
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,787
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,497
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,052
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,497
	Philadelphia PA GO	5.000%	8/1/33	6,545	6,743
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,472
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,354
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/37	7,745	7,108
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,351
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,239
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	21,911
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,512
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,110
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,054
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/23	3,640	3,743
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,555
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,518
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,254
	Pittsburgh PA GO	4.000%	9/1/32	500	503
	Pittsburgh PA GO	4.000%	9/1/33	510	510
[6]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	9,479
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	996
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,473
[2]	Trinity Area School District GO	4.000%	11/1/46	1,110	956
[2]	Trinity Area School District GO	4.000%	11/1/51	1,900	1,603
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	255	253
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	209
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,256
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,225
					1,151,135
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	211	211
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	126	115
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	420	420
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,637	3,663
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	13,752	13,831
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	16,006	16,102
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	12,432
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	5,525	4,676
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	10,366	8,472
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	232
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,202
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,365
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,094
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	4,922
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	9,011
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	7,632
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,348
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	172
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	365
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	32
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	28
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	119
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,600	5,142
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	10,523
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	27,131	18,819
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	283
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	58,974	49,462
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	698	585
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	632
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	9,744	8,355
					187,438
Rhode Island (0.4%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,636
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,422
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,203
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,018
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,353
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,330
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,272
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	960
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,579
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	919
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,461
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,138
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,065
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,579
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,076
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	7,213
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	876
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,375
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	869
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	4,840
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,562
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,023
					60,925
South Carolina (1.4%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,119
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	6,966
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,336
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	6,110	6,027
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	5,617
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	9,431
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	2,452
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,265
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	696
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,073
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,175
[5]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	4,675	3,331
[5]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	3,349
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,165	2,229
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	14,876
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	7,500
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,001
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	512
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,500	2,137
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	2,000	1,630
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	8,660
[5]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	3,267
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,149
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,082
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,111
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,061
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,194
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,652
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	4,317
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,156
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	9,200	7,366
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,232
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	11,910
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,167
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,918
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,225
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	992
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,023
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	3,772
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	10,957
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	9,227
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	5,000	5,057
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,133
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,098
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,051
					188,499
South Dakota (0.3%)
	Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,094
	Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	1,766
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/22	7,500	7,667
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	5,000	4,958
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	4,737
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	5,799
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	10,000	10,000
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/22	4,000	4,042
					41,063
Tennessee (1.4%)
[12]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,658
[12]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	1,979
[12]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,052
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,045
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	873
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	855
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	2,861
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	7,317
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,520
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,393
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	10,525
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,002
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,119
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	537
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	767
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	511
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,316
[5]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	903
[5]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	1,782
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	434
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,589
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,602
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	3,908
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	4,656
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,120
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,091
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,582
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	2,970
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,236
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	4,274
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,365
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	22,690	21,296
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,785
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,557
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,216
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,509
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	30,780	29,988
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	355	353
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,020	1,939
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	2,320	2,343
					198,828
Texas (5.5%)
[5]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,839
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	1,067
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,709
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	2,000	1,895
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,202
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,175
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,023
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,193
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,025
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,234
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,803
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,325
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,049
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,023
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,161
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	1,999
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,734
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	4,150	4,220
[18]	Belton Independent School District GO	4.000%	2/15/40	645	604
[18]	Belton Independent School District GO	4.000%	2/15/42	1,125	1,039
[18]	Belton Independent School District GO	4.000%	2/15/52	1,780	1,528
[5]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	720
[5]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,745
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,826
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,613
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	1,809
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,314
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,362
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,364
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,108
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	683
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	5,500	4,528
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	3,951
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	1,965
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	782
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,043
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	6,608
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,340
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,050
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,562
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,418
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	393
[5]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	398
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	910
[5]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	939
[18]	Crandall Independent School District GO	4.000%	8/15/52	1,050	903
[5]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	94
[5]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	174
[5]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	178
[5]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	750	605
[5]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	216
[5]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	640
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	8,601
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	5,070
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	4,142
	El Paso TX GO	4.000%	8/15/47	2,540	2,208
	Forney Independent School District GO	0.000%	8/15/37	325	155
	Forney Independent School District GO	0.000%	8/15/38	1,400	628
[18]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,955
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	8,910	7,625
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	20,166
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	4/1/23	8,000	8,144
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,769
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,147
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	507
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	506
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,110
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,260
[5]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	1,000	743
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,306
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,252
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	4,200	4,180
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	12,959
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,000
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,536
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	11,513
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,235
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,005
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,344
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,358
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	1,897
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,336
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	2,989
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,572
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,741
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,306
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,479
[5]	Justin TX Special Assessment Revenue	4.000%	9/1/51	1,000	746
[5]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,024
[5]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,755
[5]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	995
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	433
[5]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,256
[5]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	779
[5]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	730
[5]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	358
[5]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	1,350	1,011
[5]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	547
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	4,445
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	4,481
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	6,748
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	2,784
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,073
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,489
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	5,004
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	5,133
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,242
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	4,988
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	6,476
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,082
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	4,000	4,001
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,385
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	158
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	830
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	1,037
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	415
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,282
[5]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	888
[5]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	589
[5]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,661
[5]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	907
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,492
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	5,853
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,236
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,340
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,473
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,295
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,022
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,634
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	1,692
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	4,830
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,137
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	11,079
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	3,916
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,653
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,549
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	9,385
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,391
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,403
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	420
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,527
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	996
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	960
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	850	892
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,600	6,923
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,550	1,626
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,570
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,175
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/23	4,000	4,142
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,553
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,467
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	905
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	6,964
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	222
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.750%	9/15/41	1,500	1,311
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	468
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	5.000%	9/15/51	4,000	3,463
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	9,341
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	35,351
[18]	Pearland Independent School District GO	5.250%	2/15/32	10,000	10,517
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	481
[5]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	986
[5]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	908
[5]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	1,955
[5]	Plano TX Special Assessment Revenue	4.000%	9/15/51	1,500	1,096
[5]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	757
[5]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,272
[5]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,096
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,027
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,022
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,061
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,108
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,159
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,216
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,265
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,317
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	304
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	6,179
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,021
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/31	265	243
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/41	2,200	1,806
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/51	1,975	1,512
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	4,793
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	823
[18]	Sanger Independent School District GO	4.000%	8/15/52	4,910	4,231
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	1,650	1,400
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,204
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,980	1,578
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	6,000	5,673
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	5,531
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,444
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,395
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	5,975
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	260
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	327
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	303
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,014
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	771
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	3,592
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	14,120	14,296
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	1,505	1,520
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	8,110	8,152
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	4,001
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	7,663
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,397
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,557
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,589
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,690
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,656
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,562
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,369
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,178
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	1,793
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	2,923
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	887
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	873
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	3,649
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,157
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	13,919
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	844
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	9,360
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	23,100	20,548
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,644
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,184
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	966
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	454
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	11,858
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	197
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	5,118
	Texas Water Development Board Water Revenue	4.000%	10/15/51	7,000	6,194
	University of Houston College & University Revenue	5.000%	2/15/56	6,505	6,697
[18]	Waco Independent School District GO	3.000%	8/15/52	4,000	2,739
					764,584
Utah (0.8%)
[5]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,617
[5]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	5,000	3,549
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,240
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,391
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	6,896
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	17,136
[2]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	11,983
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,319
[5]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	14,000	10,710
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	13,025	11,282
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,814
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,146
[6]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,356
54

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,268
					106,707
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	1,993
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,295
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,518
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,801
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,137
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	920
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	438
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,328
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	563
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,009
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	552
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	805
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	561
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	560	550
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	583
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	560	550
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,690	2,516
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,745	2,286
					25,405
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,261
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,172
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,591
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,155
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,085
[5]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,747
[5]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,652
					27,663
Virginia (1.3%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	433
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,598
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,126
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	13,560
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	7,576
[5]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	6,000	4,387
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,575	1,648
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,591
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,165
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,006
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/34	1,850	2,013
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,188
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,376
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,535
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,262
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,818
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	4,640	3,201
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	664
[5]	Newport News IDA Revenue	5.330%	7/1/45	17,000	16,440
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	1,956
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,209
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,244
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,240
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	999
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,228
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,942
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,562
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,895
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	5,625
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,529
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	7,654
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	8,028
55

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	4,778
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,038
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,228
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	835
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	826
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,556
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	930
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,750	2,305
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	995
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,319
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,156
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	989
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/42	1,500	1,207
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,397
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	730	553
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,286
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	29,075	26,106
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project) Highway Revenue	5.000%	12/31/52	1,000	909
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,313
					183,424
Washington (1.6%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,153
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,401
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	7,093
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,140
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	9,526
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,254
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	5,616
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,546
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,174
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,742
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	5,907
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,062
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	10,644
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	9,622
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	11,699
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	5,000	3,967
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,334
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	6,878
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,050
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	9,484
[5]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,654
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,512
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,393
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	3,782
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,785
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,574
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,067
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,020	11,001
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	21,571
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	1,725
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	3,747
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	1,822
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	4,702
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	5,558
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	6,351
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	743
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,776
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	971
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	1/1/23	1,350	1,447
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	1/1/23	820	884
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/23	2,000	2,168
					225,525
56

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	1,956
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	3,864
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	6,601
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	5,830
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,002
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/22	5,130	5,191
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/22	5,000	5,063
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,250	2,286
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,185
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,616
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,332
					45,926
Wisconsin (2.2%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	4,928
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,119
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	530	486
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,737
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	454
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	735
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	651
[5]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,766
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	937
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,314
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	818
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,418
[5]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,591
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	871
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,499
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,678
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	1,941
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,219
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	864
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	870
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,688
[5]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,138
[5]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	702
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	745
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	2,870
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	4,752
[5]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,471
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,011
[5]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	1,989
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,011
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	982
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	4,511
[5]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	8,034
[5]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,466
	Public Finance Authority Electric, Power & Light Revenue PUT	4.000%	10/1/30	2,250	2,190
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	1,914
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,046
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,811
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	554
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	898
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,512
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	628
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	288
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	306
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,064
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	22,128
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,740	1,609
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	10,777
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,089
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,266
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	5,308
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,406
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,182
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	6,179
57

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,685
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	997
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	4,184
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,520
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	998
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,376
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,326
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,133
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	5,710
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	2,926
[5]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	4,000	3,272
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,060
[5]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	23,899
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	4,257
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	5,134
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	20,524
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,188
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	2,330	1,886
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	999
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	1,918
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	19,943
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	808
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	834
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,611
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	12,238
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,555
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	12,777
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,143
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	5,870
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	2,701
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,674
					304,229
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	45
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	49
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	584
					678
Total Tax-Exempt Municipal Bonds (Cost $15,232,031)					13,142,311
Corporate Bonds (0.0%)
[5,12]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	—
[12,19]	RED Rock Biofuels LLC	0.000%	8/1/22	405	—
[12,19]	RED Rock Biofuels LLC	0.000%	8/1/22	585	—
[12]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[12,19]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
Total Corporate Bonds (Cost $6,887)					—
58

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[20]	Vanguard Municipal Cash Management Fund (Cost $519,559)	1.973%	5,195,473	519,599
Total Investments (98.8%) (Cost $15,758,477)				13,661,910
Other Assets and Liabilities—Net (1.2%)				168,098
Net Assets (100%)				13,830,008
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $1,313,014,000, representing 9.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $1,596,000 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Security value determined using significant unobservable inputs.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	1,094	223,595	(709)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(220)	(25,517)	(96)
				(805)

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,238,918)	13,142,311
Affiliated Issuers (Cost $519,559)	519,599
Total Investments in Securities	13,661,910
Investment in Vanguard	577
Receivables for Investment Securities Sold	51,656
Receivables for Accrued Income	203,390
Receivables for Capital Shares Issued	45,077
Other Assets	264
Total Assets	13,962,874
Liabilities
Due to Custodian	23
Payables for Investment Securities Purchased	75,998
Payables for Capital Shares Redeemed	43,793
Payables for Distributions	12,259
Payables to Vanguard	609
Variation Margin Payable—Futures Contracts	184
Total Liabilities	132,866
Net Assets	13,830,008
At October 31, 2022, net assets consisted of:

Paid-in Capital	16,107,374
Total Distributable Earnings (Loss)	(2,277,366)
Net Assets	13,830,008

Investor Shares—Net Assets
Applicable to 167,367,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,632,712
Net Asset Value Per Share—Investor Shares	$9.76

Admiral Shares—Net Assets
Applicable to 1,250,326,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,197,296
Net Asset Value Per Share—Admiral Shares	$9.76

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends	152
Interest[1]	546,714
Total Income	546,866
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,044
Management and Administrative— Investor Shares	3,052
Management and Administrative— Admiral Shares	11,333
Marketing and Distribution— Investor Shares	215
Marketing and Distribution— Admiral Shares	816
Custodian Fees	72
Auditing Fees	30
Shareholders’ Reports—Investor Shares	51
Shareholders’ Reports—Admiral Shares	99
Trustees’ Fees and Expenses	6
Other Expenses	15
Total Expenses	16,733
Expenses Paid Indirectly	(7)
Net Expenses	16,726
Net Investment Income	530,140
Realized Net Gain (Loss)
Investment Securities Sold[1]	(180,493)
Futures Contracts	4,423
Realized Net Gain (Loss)	(176,070)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,100,912)
Futures Contracts	(427)
Change in Unrealized Appreciation (Depreciation)	(3,101,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,747,269)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,048,000, $37,000, $11,000, and ($47,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	530,140	522,245
Realized Net Gain (Loss)	(176,070)	129,182
Change in Unrealized Appreciation (Depreciation)	(3,101,339)	307,997
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,747,269)	959,424
Distributions
Investor Shares	(77,297)	(72,401)
Admiral Shares	(568,729)	(488,171)
Total Distributions	(646,026)	(560,572)
Capital Share Transactions
Investor Shares	(328,228)	198,901
Admiral Shares	(1,239,879)	2,362,337
Net Increase (Decrease) from Capital Share Transactions	(1,568,107)	2,561,238
Total Increase (Decrease)	(4,961,402)	2,960,090
Net Assets
Beginning of Period	18,791,410	15,831,320
End of Period	13,830,008	18,791,410

See accompanying Notes, which are an integral part of the Financial Statements.
61

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.98	$11.68	$11.76	$10.99	$11.37
Investment Operations
Net Investment Income[1]	.341	.346	.374	.399	.418
Net Realized and Unrealized Gain (Loss) on Investments	(2.147)	.328	(.045)	.773	(.377)
Total from Investment Operations	(1.806)	.674	.329	1.172	.041
Distributions
Dividends from Net Investment Income	(.340)	(.346)	(.372)	(.402)	(.421)
Distributions from Realized Capital Gains	(.074)	(.028)	(.037)	—	—
Total Distributions	(.414)	(.374)	(.409)	(.402)	(.421)
Net Asset Value, End of Period	$9.76	$11.98	$11.68	$11.76	$10.99
Total Return[2]	-15.43%	5.81%	2.86%	10.81%	0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,633	$2,367	$2,114	$2,245	$1,790
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.09%	2.87%	3.22%	3.48%	3.72%
Portfolio Turnover Rate	27%	17%	19%	16%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.98	$11.68	$11.76	$10.99	$11.37
Investment Operations
Net Investment Income[1]	.350	.356	.384	.408	.427
Net Realized and Unrealized Gain (Loss) on Investments	(2.147)	.328	(.046)	.773	(.377)
Total from Investment Operations	(1.797)	.684	.338	1.181	.050
Distributions
Dividends from Net Investment Income	(.349)	(.356)	(.381)	(.411)	(.430)
Distributions from Realized Capital Gains	(.074)	(.028)	(.037)	—	—
Total Distributions	(.423)	(.384)	(.418)	(.411)	(.430)
Net Asset Value, End of Period	$9.76	$11.98	$11.68	$11.76	$10.99
Total Return[2]	-15.36%	5.89%	2.94%	10.90%	0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,197	$16,424	$13,717	$13,801	$11,032
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.95%	3.30%	3.56%	3.80%
Portfolio Turnover Rate	27%	17%	19%	16%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
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High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,
63

High-Yield Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $577,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
64

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	13,142,311	—	13,142,311
Temporary Cash Investments	519,599	—	—	519,599
Total	519,599	13,142,311	—	13,661,910
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	805	—	—	805
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	12,543
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(179,213)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(2,098,540)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	528,124	521,233
Ordinary Income*	35,979	558
Long-Term Capital Gains	81,923	38,781
Total	646,026	560,572
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,760,450
Gross Unrealized Appreciation	33,918
Gross Unrealized Depreciation	(2,132,458)
Net Unrealized Appreciation (Depreciation)	(2,098,540)
F.	During the year ended October 31, 2022, the fund purchased $4,339,975,000 of investment securities and sold $6,098,041,000 of investment securities, other than temporary cash investments.
65

High-Yield Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $15,000,000 and sales were $27,900,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	592,474	53,775	803,858	66,785
Issued in Lieu of Cash Distributions	64,561	5,806	61,731	5,132
Redeemed	(985,263)	(89,808)	(666,688)	(55,369)
Net Increase (Decrease)—Investor Shares	(328,228)	(30,227)	198,901	16,548
Admiral Shares
Issued	4,722,646	432,987	4,238,275	351,940
Issued in Lieu of Cash Distributions	402,103	36,179	348,005	28,934
Redeemed	(6,364,628)	(589,608)	(2,223,943)	(184,858)
Net Increase (Decrease)—Admiral Shares	(1,239,879)	(120,442)	2,362,337	196,016
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
66

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard High-Yield Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High-Yield Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
67

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $81,923,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
68

"Bloomberg® and Bloomberg Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The High-Yield Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the High-Yield Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the High-Yield Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the High-Yield Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the High-Yield Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the High-Yield Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the High-Yield Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the High-Yield Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE HIGH-YIELD TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE HIGH-YIELD TAX-EXEMPT FUND OR THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q440 122022

Annual Report   |   October 31, 2022
Vanguard Tax-Exempt Bond Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. ETF Shares of Vanguard Tax-Exempt Bond Index Fund returned –11.30% (based on net asset value) and Admiral Shares returned –11.34%, roughly in line with the fund’s expense-free benchmark index.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bonds and increased fears of recession.
•	While muni bond prices fell sharply, the fundamentals of their issuers remained in good shape, as many state and local governments have been benefiting from growing tax revenues and fiscal stimulus over the past few years.
•	By maturity, longer-dated munis fared worse than shorter-dated ones. By quality, munis on the lowest rung of the investment-grade credit ladder significantly underperformed their higher-rated counterparts. Revenue bonds as a whole slightly lagged general obligation bonds.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$959.40	$0.25
Admiral™ Shares	1,000.00	959.10	0.44
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Tax-Exempt Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 21, 2015, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Since Inception (8/21/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	-11.30%	0.40%	1.25%	$10,932
Tax-Exempt Bond Index Fund ETF Shares Market Price	-11.52	0.37	1.22	10,915
S&P National AMT-Free Municipal Bond Index	-11.33	0.42	1.27	10,949
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (8/25/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund Admiral Shares	-11.34%	0.37%	1.25%	$10,931
S&P National AMT-Free Municipal Bond Index	-11.33	0.42	1.28	10,960
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2022
	One Year	Five Years	Since Inception (8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market Price	-11.52%	1.84%	9.15%
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	-11.30	2.01	9.32
S&P National AMT-Free Municipal Bond Index	-11.33	2.13	9.49
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
3

Tax-Exempt Bond Index Fund
Fund Allocation
As of October 31, 2022
New York	23.2%
California	16.2
Texas	9.7
Illinois	5.2
New Jersey	5.0
Massachusetts	4.7
Pennsylvania	3.4
Florida	3.2
Washington	2.9
Georgia	2.3
Connecticut	1.9
Maryland	1.9
Ohio	1.8
Colorado	1.6
District of Columbia	1.5
Virginia	1.4
Arizona	1.2
Michigan	1.1
North Carolina	1.1
South Carolina	1.0
Oregon	1.0
Other	8.7
The table reflects the fund’s investments, except for short-term investments.
4

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.6%)
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	3/1/23	555	561
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	3/1/23	1,405	1,446
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	3/1/23	915	942
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	3/1/23	10,795	11,459
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	3/1/23	10,000	10,615
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,038
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	4,750	4,820
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	178
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	531
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	3/1/23	855	919
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,287
	Alabama GO	5.000%	8/1/27	320	339
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,732
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	8,236
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	2,335	2,509
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	11,278
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	1,165	1,231
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	6,595	6,090
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	587
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,605	5,761
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,560
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,746
	Auburn University College & University Revenue	5.000%	6/1/28	385	402
	Auburn University College & University Revenue	4.000%	6/1/41	5,220	4,714
	Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,446
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/23	250	255
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/23	1,890	2,007
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,315
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,192
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	524
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	262
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	261
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	6,933
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	12,460	12,713
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,074
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	2,490	2,561
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	7,800	8,343
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/22	1,310	1,348
					131,215
Alaska (0.2%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	175
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	9,780	9,927
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/22	14,525	14,988
[2]	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	15,760	12,916
					38,006
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,065
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,574
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,006
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,760
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,196
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	371
	Arizona COP, ETM	5.000%	10/1/24	675	697
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,824
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	288
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	308
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,027
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,057
5

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,434
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,877
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	10
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	9,939
Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	4,430	3,156
Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	6,000	4,043
Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,711
Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,223
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	798
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,208
Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,087
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,097
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,552
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	3,190	3,229
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	536
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,278
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	772
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	370
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	584
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	749
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,868
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	12,415	12,805
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	10,080
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	15,240
Maricopa County Community College District GO	5.000%	7/1/23	100	101
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	3,887
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,570	4,754
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	627
Phoenix AZ GO	4.000%	7/1/24	1,865	1,887
Phoenix AZ GO	4.000%	7/1/25	1,225	1,239
Phoenix AZ GO	5.000%	7/1/26	650	687
Phoenix AZ GO, ETM	4.000%	7/1/24	150	151
Phoenix AZ GO, Prere.	4.000%	1/1/23	875	883
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	6,025	6,354
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,240
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,845	3,947
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	1,895	1,943
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	1,916
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	6,615	6,668
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,195
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	1,270	1,107
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	5,953
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	1,613
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	191
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,303
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	10,000	9,773
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	1/1/23	160	164
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	1/1/23	1,810	1,861
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	1,930
Pima AZ Sewer System Revenue County Sewer Revenue	5.000%	7/1/23	2,130	2,156
Pima AZ Sewer System Revenue County Sewer Revenue, ETM	5.000%	7/1/23	920	930
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	293
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	833
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	1,710	1,745
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	3,425	3,494
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	5,833
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,045	3,244
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,715	4,056
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,225
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,176
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	3,986
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,314
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,454
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	3,920	4,053
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	15,738
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	415
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,111
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,060
6

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,052
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	1,945
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,597
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	305	301
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	136
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,027
	University of Arizona College & University Revenue	4.000%	8/1/44	5,310	4,635
					275,023
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	230	221
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,225
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,167
	University of Arkansas College & University Revenue	5.000%	4/1/47	5,000	5,164
					7,777
California (16.1%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	4,690
[1,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	1,500	679
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	447
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	449
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	4,000	1,778
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	660
[1,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	27,215	12,026
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,406
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,292
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	483
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	502
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	387
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	4,075
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	220
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	81
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	195
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,645
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,211
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	4/1/23	4,615	4,840
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	898
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,414
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	831
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/23	5,725	5,879
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	4,740
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	54
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	879
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	1,955	1,978
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	986
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	863
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	964
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	8,751
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	2,150	1,869
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	12,070	7,908
[3]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	3,276
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,050	6,402
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	488
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,471
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	2.520%	4/1/24	1,000	994
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	812
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	6,790	6,958
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	3,965	4,097
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,300	2,465
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	1,070	1,079
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	10
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,975	3,289
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	140	141
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,026
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	389
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	283
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	64
7

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	784
California Department of Water Resources Water Revenue	5.000%	12/1/22	420	421
California Department of Water Resources Water Revenue	5.000%	12/1/22	1,615	1,618
California Department of Water Resources Water Revenue	5.000%	12/1/23	130	133
California Department of Water Resources Water Revenue	5.000%	12/1/24	125	130
California Department of Water Resources Water Revenue	5.000%	12/1/30	1,000	1,119
California Department of Water Resources Water Revenue	5.000%	12/1/32	3,000	3,352
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,377
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,685	12,002
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,023
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	135	140
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	210	224
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,705
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,439
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	650	666
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	139
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,253
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	2,495	2,648
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,214
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	17,010	18,026
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	275
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	11,823
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	125
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	1,000	1,023
California GO	5.000%	11/1/22	350	350
California GO	5.000%	12/1/22	1,470	1,472
California GO	5.000%	2/1/23	725	728
California GO	4.000%	3/1/23	225	226
California GO	5.000%	3/1/23	3,125	3,145
California GO	5.000%	4/1/23	1,935	1,950
California GO	5.000%	8/1/23	210	213
California GO	5.000%	8/1/23	125	127
California GO	5.000%	8/1/23	1,015	1,029
California GO	5.000%	8/1/23	755	765
California GO	5.000%	8/1/23	100	101
California GO	5.000%	8/1/23	4,350	4,410
California GO	5.000%	9/1/23	145	147
California GO	5.000%	9/1/23	1,140	1,157
California GO	5.000%	9/1/23	1,535	1,558
California GO	5.000%	9/1/23	130	132
California GO	5.000%	9/1/23	23,000	23,352
California GO	5.000%	9/1/23	200	203
California GO	4.000%	10/1/23	300	302
California GO	5.000%	10/1/23	360	366
California GO	5.000%	10/1/23	2,485	2,527
California GO	4.000%	11/1/23	205	207
California GO	5.000%	11/1/23	160	163
California GO	5.000%	11/1/23	385	392
California GO	5.000%	11/1/23	150	153
California GO	5.000%	12/1/23	315	321
California GO	5.000%	12/1/23	575	586
California GO	5.000%	12/1/23	1,100	1,122
California GO	5.000%	2/1/24	200	201
California GO	4.000%	3/1/24	175	177
California GO	5.000%	3/1/24	1,645	1,684
California GO	5.000%	3/1/24	260	266
California GO	5.000%	4/1/24	910	933
California GO	5.000%	4/1/24	1,900	1,948
California GO	5.000%	4/1/24	1,250	1,282
California GO	5.000%	5/1/24	325	334
California GO	5.000%	8/1/24	5,470	5,638
California GO	5.000%	8/1/24	890	917
California GO	5.000%	8/1/24	400	412
California GO	5.000%	8/1/24	2,000	2,061
California GO	5.000%	8/1/24	15	15
California GO	5.000%	8/1/24	625	644
California GO	5.000%	9/1/24	1,010	1,042
California GO	5.000%	9/1/24	2,975	3,070
California GO	5.000%	9/1/24	4,000	4,128
8

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/24	3,000	3,096
	California GO	4.000%	10/1/24	1,875	1,901
	California GO	5.000%	10/1/24	1,485	1,535
	California GO	5.000%	10/1/24	7,275	7,518
	California GO	5.000%	10/1/24	100	103
	California GO	5.000%	11/1/24	150	155
	California GO	5.000%	11/1/24	3,190	3,301
	California GO	5.000%	12/1/24	1,250	1,275
	California GO	5.000%	12/1/24	6,345	6,473
	California GO	5.000%	12/1/24	1,000	1,036
	California GO	5.500%	2/1/25	150	157
	California GO	5.000%	3/1/25	9,160	9,525
	California GO	5.000%	3/1/25	600	624
	California GO	5.000%	4/1/25	3,005	3,129
	California GO	5.000%	8/1/25	2,380	2,490
	California GO	5.000%	8/1/25	1,105	1,156
	California GO	5.000%	8/1/25	500	523
	California GO	5.000%	8/1/25	265	277
	California GO	5.000%	9/1/25	895	938
	California GO	5.000%	9/1/25	400	419
	California GO	5.000%	9/1/25	6,310	6,611
	California GO	5.000%	9/1/25	2,000	2,095
	California GO	5.000%	9/1/25	100	105
	California GO	5.000%	9/1/25	4,430	4,642
	California GO	5.000%	9/1/25	2,500	2,619
	California GO	5.000%	10/1/25	1,110	1,144
	California GO	5.000%	10/1/25	735	758
	California GO	5.000%	10/1/25	7,810	8,193
	California GO	5.000%	10/1/25	5,000	5,245
	California GO	5.000%	10/1/25	25	26
	California GO	4.000%	11/1/25	1,240	1,265
	California GO	5.000%	11/1/25	250	263
	California GO	5.000%	11/1/25	6,595	6,927
	California GO	5.000%	11/1/25	8,360	8,781
	California GO	5.000%	11/1/25	485	494
	California GO	5.000%	12/1/25	6,115	6,431
	California GO	5.000%	2/1/26	880	884
	California GO	3.000%	3/1/26	2,875	2,827
	California GO	5.000%	3/1/26	15,465	16,068
	California GO	5.000%	3/1/26	980	1,018
	California GO	5.000%	4/1/26	7,365	7,778
	California GO	4.000%	8/1/26	400	409
	California GO	5.000%	8/1/26	100	106
	California GO	5.000%	8/1/26	18,730	19,873
	California GO	5.000%	8/1/26	900	934
	California GO	5.000%	8/1/26	1,800	1,882
	California GO	5.000%	8/1/26	4,305	4,568
	California GO	5.000%	8/1/26	100	106
	California GO	4.000%	9/1/26	1,985	2,033
	California GO	5.000%	9/1/26	1,825	1,939
	California GO	5.000%	9/1/26	1,580	1,654
	California GO	5.000%	9/1/26	60	64
	California GO	5.000%	9/1/26	1,425	1,514
	California GO	5.000%	9/1/26	2,180	2,316
	California GO	5.000%	10/1/26	100	101
	California GO	5.000%	10/1/26	455	469
	California GO	5.000%	10/1/26	2,730	2,903
	California GO	5.000%	10/1/26	100	103
	California GO	5.000%	10/1/26	1,735	1,845
	California GO	5.000%	11/1/26	2,020	2,151
	California GO	5.000%	11/1/26	3,715	3,955
	California GO	5.000%	11/1/26	100	103
[6]	California GO	5.000%	2/1/27	3,990	4,259
	California GO	5.000%	2/1/27	275	276
	California GO	5.000%	3/1/27	1,740	1,806
	California GO	5.000%	3/1/27	3,090	3,208
	California GO	5.000%	4/1/27	3,635	3,884
	California GO	5.000%	4/1/27	1,820	1,945
	California GO	5.000%	8/1/27	510	540
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/27	4,580	4,852
California GO	5.000%	8/1/27	330	345
California GO	5.000%	8/1/27	150	155
California GO	5.000%	8/1/27	7,210	7,737
California GO	5.000%	9/1/27	325	330
California GO	5.000%	9/1/27	3,130	3,321
California GO	5.000%	9/1/27	2,175	2,307
California GO	5.000%	9/1/27	1,070	1,149
California GO	4.000%	10/1/27	11,175	11,503
California GO	5.000%	10/1/27	205	207
California GO	5.000%	10/1/27	170	175
California GO	5.000%	10/1/27	1,170	1,258
California GO	5.000%	10/1/27	6,000	6,452
California GO	5.000%	11/1/27	500	509
California GO	5.000%	11/1/27	1,565	1,685
California GO	5.000%	11/1/27	225	242
California GO	5.000%	11/1/27	3,680	3,961
California GO	5.000%	12/1/27	7,540	8,124
California GO	3.000%	3/1/28	4,370	4,226
California GO	5.000%	3/1/28	3,295	3,418
California GO	5.000%	4/1/28	12,500	13,523
California GO	5.000%	4/1/28	2,155	2,331
California GO	5.000%	8/1/28	4,570	4,835
California GO	5.000%	8/1/28	9,150	9,680
California GO	5.000%	8/1/28	5,175	5,549
California GO	5.000%	8/1/28	530	553
California GO	5.000%	8/1/28	425	456
California GO	5.000%	8/1/28	7,530	8,178
California GO	4.000%	9/1/28	200	204
California GO	4.000%	9/1/28	5	5
California GO	5.000%	9/1/28	1,050	1,066
California GO	5.000%	9/1/28	1,550	1,642
California GO	5.000%	9/1/28	425	444
California GO	5.000%	9/1/28	1,140	1,207
California GO	5.000%	10/1/28	1,000	1,031
California GO	5.000%	10/1/28	930	958
California GO	5.000%	10/1/28	21,000	22,850
California GO	5.000%	11/1/28	33,895	36,917
California GO	5.000%	12/1/28	7,865	8,565
California GO	5.000%	2/1/29	5,300	5,323
California GO	5.000%	4/1/29	2,305	2,522
California GO	5.000%	8/1/29	1,585	1,676
California GO	5.000%	8/1/29	190	204
California GO	5.000%	8/1/29	655	683
California GO	5.000%	8/1/29	100	106
California GO	5.000%	8/1/29	1,730	1,792
California GO	5.000%	8/1/29	2,755	2,989
California GO	3.000%	9/1/29	105	100
California GO	5.000%	9/1/29	550	582
California GO	5.000%	9/1/29	1,105	1,215
California GO	5.000%	10/1/29	250	257
California GO	5.000%	10/1/29	13,880	15,271
California GO	5.000%	10/1/29	5,000	5,037
California GO	5.000%	10/1/29	8,595	9,045
California GO	5.000%	10/1/29	2,980	3,240
California GO	5.000%	10/1/29	5,780	6,359
California GO	5.000%	10/1/29	10,000	11,002
California GO	5.000%	10/1/29	1,245	1,370
California GO	5.000%	11/1/29	2,500	2,545
California GO	5.000%	11/1/29	17,940	19,756
California GO	5.000%	11/1/29	8,300	9,140
California GO	5.000%	11/1/29	400	430
California GO	5.000%	11/1/29	1,620	1,784
California GO	5.000%	11/1/29	3,575	3,937
California GO	5.000%	12/1/29	100	102
California GO	5.000%	12/1/29	1,600	1,763
California GO	5.000%	3/1/30	4,450	4,610
California GO	5.000%	3/1/30	2,175	2,399
California GO	5.000%	4/1/30	1,085	1,198
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/30	3,175	3,502
	California GO	5.000%	8/1/30	5,640	5,953
	California GO	5.000%	8/1/30	12,640	13,515
	California GO	5.000%	8/1/30	50	52
	California GO	5.000%	8/1/30	1,150	1,198
	California GO	5.000%	8/1/30	1,600	1,711
	California GO	5.000%	8/1/30	5,135	5,558
	California GO	5.000%	9/1/30	2,450	2,588
	California GO	5.000%	9/1/30	1,770	1,870
	California GO	5.000%	9/1/30	10,200	10,633
	California GO	5.000%	10/1/30	340	350
	California GO	5.000%	10/1/30	7,950	8,720
	California GO	5.000%	10/1/30	5,325	5,773
	California GO	5.000%	10/1/30	13,755	15,245
	California GO	5.000%	11/1/30	1,780	1,811
	California GO	5.000%	11/1/30	20,660	22,913
	California GO	5.000%	12/1/30	950	968
	California GO	5.000%	12/1/30	3,235	3,589
	California GO	5.000%	2/1/31	50	50
	California GO	5.000%	3/1/31	1,010	1,111
	California GO	5.000%	4/1/31	4,310	4,791
	California GO	5.000%	4/1/31	1,050	1,142
	California GO	5.000%	5/1/31	2,220	2,269
	California GO	4.000%	8/1/31	1,000	1,010
	California GO	5.000%	8/1/31	965	989
	California GO	5.000%	8/1/31	4,815	4,996
	California GO	3.250%	9/1/31	115	109
	California GO	4.000%	9/1/31	7,090	7,160
	California GO	5.000%	9/1/31	2,200	2,322
	California GO	5.000%	9/1/31	610	619
	California GO	5.000%	9/1/31	1,550	1,727
	California GO	5.000%	10/1/31	340	349
	California GO	5.000%	10/1/31	11,985	13,356
	California GO	5.000%	11/1/31	145	147
	California GO	5.000%	11/1/31	400	428
	California GO	5.000%	11/1/31	500	535
	California GO	5.000%	11/1/31	2,000	2,209
	California GO	5.000%	11/1/31	1,700	1,878
	California GO	5.000%	12/1/31	2,000	2,231
	California GO	5.000%	12/1/31	1,000	1,052
	California GO	5.000%	2/1/32	180	181
	California GO	5.000%	4/1/32	9,130	10,224
	California GO	5.000%	4/1/32	1,150	1,288
	California GO	5.000%	4/1/32	1,000	1,086
	California GO	5.000%	5/1/32	50	51
	California GO	4.000%	8/1/32	250	252
	California GO	5.000%	8/1/32	2,340	2,396
	California GO	5.000%	8/1/32	250	258
	California GO	5.000%	8/1/32	485	504
[1]	California GO	5.250%	8/1/32	28,325	31,902
	California GO	5.250%	8/1/32	1,000	1,045
	California GO	4.000%	9/1/32	485	489
	California GO	4.000%	9/1/32	595	600
	California GO	5.000%	9/1/32	2,460	2,590
	California GO	5.000%	9/1/32	3,260	3,389
	California GO	5.000%	9/1/32	3,430	3,612
	California GO	5.000%	9/1/32	9,290	10,426
	California GO	5.000%	10/1/32	1,785	1,946
	California GO	5.000%	10/1/32	20,250	22,412
	California GO	5.000%	10/1/32	9,245	10,282
	California GO	5.000%	11/1/32	1,475	1,499
	California GO	5.000%	11/1/32	1,285	1,372
	California GO	5.000%	11/1/32	1,250	1,349
	California GO	5.000%	11/1/32	500	534
	California GO	5.000%	2/1/33	13,955	14,010
	California GO	5.000%	3/1/33	1,185	1,222
	California GO	5.000%	3/1/33	5,000	5,440
	California GO	5.000%	3/1/33	1,035	1,126
	California GO	5.000%	4/1/33	7,630	7,779
11

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/33	1,000	1,109
California GO	5.000%	4/1/33	3,750	4,193
California GO	5.000%	8/1/33	8,730	9,158
California GO	5.000%	8/1/33	1,400	1,433
California GO	5.000%	8/1/33	2,030	2,090
California GO	5.000%	8/1/33	5,835	6,042
California GO	5.000%	8/1/33	2,285	2,420
California GO	3.000%	9/1/33	1,170	1,042
California GO	3.375%	9/1/33	210	195
California GO	4.000%	9/1/33	500	502
California GO	4.000%	9/1/33	575	577
California GO	5.000%	9/1/33	1,000	1,013
California GO	5.000%	9/1/33	1,355	1,422
California GO	5.000%	9/1/33	1,000	1,110
California GO	5.000%	10/1/33	5,430	5,568
California GO	5.000%	10/1/33	2,720	2,772
California GO	5.000%	11/1/33	350	382
California GO	4.000%	8/1/34	420	421
California GO	5.000%	8/1/34	1,730	1,792
California GO	5.000%	8/1/34	230	240
California GO	4.000%	9/1/34	355	353
California GO	4.000%	9/1/34	250	248
California GO	5.000%	9/1/34	8,390	8,777
California GO	5.000%	9/1/34	1,225	1,270
California GO	5.000%	9/1/34	3,185	3,332
California GO	5.000%	9/1/34	500	549
California GO	4.000%	10/1/34	5,720	5,674
California GO	4.000%	11/1/34	3,275	3,249
California GO	4.000%	11/1/34	1,820	1,793
California GO	5.000%	12/1/34	3,570	3,722
California GO	5.000%	12/1/34	11,625	12,574
California GO	5.000%	3/1/35	24,645	26,483
California GO	5.000%	3/1/35	1,415	1,521
California GO	5.000%	4/1/35	4,135	4,215
California GO	5.000%	4/1/35	3,530	3,855
California GO	5.000%	4/1/35	9,395	10,010
California GO	5.000%	8/1/35	965	1,007
California GO	5.000%	8/1/35	1,570	1,607
California GO	4.000%	9/1/35	2,610	2,583
California GO	5.000%	9/1/35	5,275	5,508
California GO	5.000%	9/1/35	1,715	1,791
California GO	5.000%	9/1/35	1,995	2,183
California GO	5.000%	9/1/35	7,760	8,492
California GO	5.000%	10/1/35	1,250	1,300
California GO	4.000%	11/1/35	2,085	2,046
California GO	5.000%	11/1/35	1,155	1,219
California GO	3.750%	12/1/35	70	68
California GO	5.000%	12/1/35	6,245	6,742
California GO	4.000%	3/1/36	7,000	6,850
California GO	5.000%	3/1/36	480	515
California GO	5.000%	8/1/36	9,030	9,578
California GO	4.000%	9/1/36	250	244
California GO	5.000%	9/1/36	500	521
California GO	5.000%	9/1/36	2,100	2,286
California GO	5.000%	9/1/36	2,165	2,357
California GO	4.000%	10/1/36	1,155	1,129
California GO	4.000%	10/1/36	5,940	5,801
California GO	5.000%	11/1/36	6,600	7,014
California GO	5.000%	11/1/36	4,000	4,308
California GO	5.000%	12/1/36	350	377
California GO	5.000%	4/1/37	765	770
California GO	5.000%	4/1/37	11,805	12,011
California GO	5.000%	4/1/37	1,265	1,344
California GO	5.000%	8/1/37	5,595	5,822
California GO	4.000%	9/1/37	365	354
California GO	4.000%	9/1/37	850	825
California GO	5.000%	10/1/37	110	113
California GO	5.000%	11/1/37	22,705	24,084
California GO	5.000%	11/1/37	2,365	2,487
12

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	2/1/38	755	758
	California GO	4.000%	3/1/38	8,400	8,092
	California GO	5.000%	4/1/38	5,480	5,791
	California GO	5.000%	4/1/38	150	153
	California GO	4.000%	8/1/38	885	852
	California GO	5.000%	8/1/38	1,565	1,626
	California GO	5.000%	9/1/39	4,870	5,240
	California GO	4.000%	10/1/39	3,650	3,452
	California GO	5.000%	10/1/39	5,790	5,923
	California GO	5.000%	10/1/39	5,685	5,877
	California GO	5.000%	10/1/39	3,475	3,680
	California GO	5.000%	11/1/39	16,480	17,338
	California GO	5.000%	9/1/41	2,355	2,503
	California GO	5.000%	10/1/41	955	1,013
	California GO	4.000%	11/1/41	700	650
	California GO	4.000%	4/1/42	1,000	931
	California GO	5.000%	4/1/42	11,110	11,523
	California GO	5.000%	4/1/42	1,500	1,594
	California GO	4.000%	9/1/42	1,690	1,575
	California GO	5.000%	9/1/42	4,105	4,372
	California GO	5.000%	2/1/43	14,910	14,961
	California GO	5.000%	4/1/43	19,105	19,218
	California GO	4.875%	11/1/43	265	266
	California GO	5.000%	11/1/43	4,970	5,040
	California GO	4.500%	12/1/43	905	905
	California GO	5.000%	12/1/43	6,530	6,629
	California GO	5.000%	5/1/44	5,000	5,073
	California GO	4.000%	10/1/44	220	201
	California GO	4.000%	11/1/44	220	201
	California GO	5.000%	3/1/45	3,600	3,660
	California GO	3.250%	4/1/45	5,000	3,802
	California GO	5.000%	8/1/45	1,150	1,172
	California GO	5.000%	9/1/45	2,660	2,728
	California GO	4.000%	11/1/45	11,350	10,297
	California GO	4.000%	3/1/46	3,000	2,703
	California GO	5.000%	8/1/46	2,605	2,665
	California GO	3.000%	9/1/46	360	258
	California GO	5.000%	9/1/46	500	512
	California GO	2.375%	10/1/46	3,000	1,873
	California GO	5.000%	4/1/47	2,000	2,095
	California GO	5.250%	9/1/47	8,975	9,722
	California GO	5.000%	10/1/47	6,885	7,017
	California GO	5.000%	11/1/47	16,600	17,052
	California GO	5.000%	4/1/49	500	516
	California GO	3.000%	10/1/49	1,250	870
	California GO	4.000%	3/1/50	3,000	2,668
	California GO	4.000%	11/1/50	11,900	10,579
	California GO	3.000%	4/1/52	5,000	3,445
	California GO	4.250%	9/1/52	4,485	4,189
	California GO	5.000%	9/1/52	2,620	2,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	50	53
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	1,630	1,655
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	481
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,355	1,420
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	1/1/23	110	118
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	4/1/23	3,025	3,222
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,290
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,355
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,090
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	675
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	305
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	107
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	16
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	215
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,281
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/23	9,950	10,306
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/23	3,575	3,877
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	638
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,559
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,525
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,017
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,049
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,482
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,143
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,013
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	350	353
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,582
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	726
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	990
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,138
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,123
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,593
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,041
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	477
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	323
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	8,195	8,292
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,452
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	212
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	237
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	665
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,083
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	113
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,612
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	5,305	5,354
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	247
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,513
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	136
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,765	5,275
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,205
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,136
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,188
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,802
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,240
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	14,278
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	11,490	10,314
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	6,965	6,197
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	931
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	305
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	152
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	24,189
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	132
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	51
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	52
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	64
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	215
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	227
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	3,000	2,666
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	7,860	8,177
	California State University College & University Revenue	5.000%	11/1/22	300	300
	California State University College & University Revenue	5.000%	11/1/23	100	102
	California State University College & University Revenue	5.000%	11/1/23	100	102
	California State University College & University Revenue	5.000%	11/1/25	1,915	2,012
	California State University College & University Revenue	5.000%	11/1/26	170	179
	California State University College & University Revenue	5.000%	11/1/30	100	106
	California State University College & University Revenue	5.000%	11/1/30	6,000	6,294
	California State University College & University Revenue	5.000%	11/1/31	7,510	7,876
	California State University College & University Revenue	5.000%	11/1/31	1,465	1,548
	California State University College & University Revenue	5.000%	11/1/32	4,560	4,759
	California State University College & University Revenue	4.000%	11/1/34	125	125
	California State University College & University Revenue	5.000%	11/1/34	105	111
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,062
	California State University College & University Revenue	5.000%	11/1/35	375	394
	California State University College & University Revenue	5.000%	11/1/36	1,175	1,232
	California State University College & University Revenue	4.000%	11/1/37	375	361
	California State University College & University Revenue	5.000%	11/1/37	180	187
	California State University College & University Revenue	5.000%	11/1/37	110	115
	California State University College & University Revenue	4.000%	11/1/38	3,940	3,741
	California State University College & University Revenue	5.000%	11/1/38	1,285	1,331
	California State University College & University Revenue	5.000%	11/1/41	2,000	2,051
	California State University College & University Revenue	5.000%	11/1/42	10,210	10,514
	California State University College & University Revenue	4.000%	11/1/43	8,200	7,359
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,201
	California State University College & University Revenue	5.000%	11/1/43	1,525	1,580
	California State University College & University Revenue	5.000%	11/1/45	9,305	9,545
	California State University College & University Revenue	5.000%	11/1/47	675	690
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,061
	California State University College & University Revenue	5.000%	11/1/48	2,500	2,569
	California State University College & University Revenue	5.000%	11/1/49	1,750	1,804
	California State University College & University Revenue PUT	4.000%	11/1/23	350	351
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,164
	California State University College & University Revenue, Prere.	4.000%	5/1/23	665	665
	California State University College & University Revenue, Prere.	5.000%	5/1/23	200	200
	California State University College & University Revenue, Prere.	5.000%	5/1/23	5	5
	California State University College & University Revenue, Prere.	5.000%	5/1/23	15	16
	California State University College & University Revenue, Prere.	5.000%	5/1/23	280	290
	California State University College & University Revenue, Prere.	5.000%	5/1/23	130	135
	California State University College & University Revenue, Prere.	5.000%	5/1/23	890	922
	California State University College & University Revenue, Prere.	5.000%	5/1/23	9,725	10,073
	California State University College & University Revenue, Prere.	5.000%	5/1/23	3,720	3,853
	California State University College & University Revenue, Prere.	5.000%	5/1/23	40	41
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	715
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	155
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	104
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	658
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,134
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	7,000	6,137
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	389
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,343
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	256
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	975
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	103
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,102
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,710
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,557
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,610
	Chino Valley Unified School District GO	5.000%	8/1/55	15,260	15,729
	Clovis Unified School District GO	4.000%	8/1/40	85	79
	Clovis Unified School District GO, Prere.	4.000%	2/1/23	65	66
	Coast Community College District GO	0.000%	8/1/41	10,210	4,080
	Coast Community College District GO, Prere.	4.000%	2/1/23	125	126
	Coast Community College District GO, Prere.	5.000%	2/1/23	3,025	3,067
	Coast Community College District GO, Prere.	5.000%	2/1/23	2,685	2,811
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	357
	Contra Costa Community College District GO, Prere.	5.000%	2/1/23	180	183
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	289
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	3,443
	Cypress School District GO	0.000%	8/1/40	250	98
	Desert Community College District GO	4.000%	8/1/51	4,890	4,276
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,299
	Downey Unified School District GO	3.000%	8/1/45	4,560	3,167
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	365
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	94
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,681
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,287
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,730
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	650	671
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	541
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,573
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,283
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	154
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,713
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	121
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	130
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	243
	El Monte Union High School District GO	0.000%	6/1/44	3,100	981
	El Monte Union High School District GO	0.000%	6/1/45	3,170	946
	El Monte Union High School District GO	0.000%	6/1/46	2,765	780
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,379
[7,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,045
	Foothill-De Anza Community College District GO, Prere.	5.000%	2/1/23	390	402
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	585
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,139
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	6,683
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	17,565
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	5,301
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	180
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	2,595	2,681
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	13,815	14,274
	Foster City CA GO	2.250%	8/1/50	1,000	547
	Fremont Union High School District GO	4.000%	8/1/40	725	682
	Fremont Union High School District GO	4.000%	8/1/44	15,000	13,563
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,325
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	446
	Fresno Unified School District GO	4.000%	8/1/41	500	453
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,420
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	2/1/23	870	876
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	275	279
	Glendale Community College District GO	4.000%	8/1/50	7,000	6,151
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	155	157
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	1,240	1,254
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	442
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	2/1/23	475	483
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,327
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,668
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,770
[3]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,154
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	5,440
[3]	Hayward Unified School District GO	4.000%	8/1/50	7,520	6,551
	Hayward Unified School District GO, Prere.	5.000%	2/1/23	495	510
[1]	Inland Valley Development Agency Tax Allocation Revenue	5.000%	9/1/44	5,000	5,027
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,483
	Kern Community College District GO	3.000%	8/1/46	2,440	1,640
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	8,679
	Long Beach Unified School District GO	0.000%	8/1/32	100	65
	Long Beach Unified School District GO	4.000%	8/1/45	350	306
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	193
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	523
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	413
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,600	1,652
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	105
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	976
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,430
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,377
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,075
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,445
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	325	330
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	1,800	1,857
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	275	284
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	3,470	3,579
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	905	933
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	685	707
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	218
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	361
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,233
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	25,045	25,181
	Los Angeles CA Unified School District GO	5.000%	7/1/23	795	805
16

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	385
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,302
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	213
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	152
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,660
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,423
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,381
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	361
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	206
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,783
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,103
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,114
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	586
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,749
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	151
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,130	9,692
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,578
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,843
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,654
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,244
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,610	1,730
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	283
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	11,439
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	385
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,667
Los Angeles CA Unified School District GO	5.000%	7/1/30	150	158
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,387
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	429
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,505
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	897
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	882
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,690
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	1,962
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,034
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	1,911
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	1,874
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,047
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	3,792
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,163
Los Angeles CA Unified School District GO	5.250%	7/1/42	47,835	50,267
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,270	3,791
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	888
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,289
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	308
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	540	545
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,428
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,310
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	254
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,145
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	1,800	1,545
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,286
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	2,170	2,302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	2,911
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,548
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,165	2,377
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	3,842
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	2,900
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	13,830
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	704
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	10,000	9,815
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,080
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	194
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,097
17

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,306
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	5,892
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	2,751
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	4,866
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	7,815	8,098
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,135	1,155
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,528
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	6,886
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,313
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	3,987
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	6,136
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	2,754
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,599
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	359
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	137
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,287
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,045	4,418
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,122
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	4,992
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,127
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,171
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	3,663
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	580
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,255	8,579
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,000	4,061
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,009
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,035
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	645	684
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,211
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	400
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	245	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,621
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	130	137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	515	539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	6,505	6,836
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	4,811
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,049
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,130	6,391
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	6,995
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,785	1,842
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,170
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,000	1,037
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,370	1,413
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,165	4,287
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	4,973
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	100
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	376
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	224
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	231
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	103
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	129
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	154
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	7,500	7,587
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	140
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	7,180	7,263
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,095
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,591
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	11,675	11,801
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	133
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,870	6,948
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	5,862
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,717
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,033
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,578
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,460
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	943
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,234
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	257
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,085
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	272
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	7,452
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,035
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,424
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,082
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,700
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,069
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,543
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,427
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,417
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,424
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,673
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,287
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,470	1,544
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	3,922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,150	1,192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,708
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	359
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,551
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	11,885	10,591
	Los Angeles Department of Water Revenue	5.000%	7/1/50	2,185	2,270
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,230
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	168
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	611
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	159
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,786
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	248
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	863
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	878
	Los Angeles Unified School District GO	5.000%	7/1/26	1,470	1,561
	Los Angeles Unified School District GO	5.000%	7/1/27	1,050	1,128
	Los Angeles Unified School District GO	5.000%	7/1/28	370	391
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,237
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,485
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,091
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	182
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,220	1,338
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,130
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,325
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,068
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,091
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/23	13,870	14,510
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/23	100	105
	Mount San Antonio Community College District GO	0.000%	8/1/45	5,670	1,734
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	6,474
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	125
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	3,010	2,691
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	208
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	301
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	179
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	214
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	321
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	502
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	240
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,034
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	123
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	5,785
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	590	617
	Orange County Water District COP	2.000%	8/15/23	18,500	18,269
	Palomar Community College District GO	4.000%	8/1/46	5,000	4,370
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	79
	Pasadena Area Community College District COP	4.000%	8/1/51	13,780	11,839
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peralta Community College District GO	4.000%	8/1/39	350	312
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,115	875
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	118
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	6,612
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	381
	Poway Unified School District GO	0.000%	8/1/32	130	87
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,354
	Poway Unified School District GO	0.000%	8/1/40	10,650	4,387
	Poway Unified School District GO	0.000%	8/1/46	7,250	1,983
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	565	571
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,100
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	326
	Riverside Community College District GO, Prere.	5.000%	2/1/23	230	237
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	5/1/23	30	31
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	5/1/23	2,535	2,676
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,625	2,354
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,286
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	488
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	910
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	836
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,604
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	4,239
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	12/1/22	11,565	11,706
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,425
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	6,862
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	485
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,227
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,125
	Sacramento CA Water Revenue, Prere.	5.000%	3/1/23	425	431
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	617
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	383
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	1,740	1,818
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,271
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	551
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,645
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	172
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	5,944
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	11,745	11,847
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	4,557
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	1,900	1,912
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	7,060	7,309
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,109
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	172
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,127
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,018
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,905	7,137
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,572
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,390
	San Diego CA Unified School District GO	5.000%	7/1/26	150	157
	San Diego CA Unified School District GO	5.000%	7/1/28	100	105
	San Diego CA Unified School District GO	4.000%	7/1/29	100	102
	San Diego CA Unified School District GO	0.000%	7/1/31	170	120
	San Diego CA Unified School District GO	4.000%	7/1/32	500	507
	San Diego CA Unified School District GO	4.000%	7/1/33	250	251
	San Diego CA Unified School District GO	0.000%	7/1/35	295	167
	San Diego CA Unified School District GO	0.000%	7/1/35	775	439
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,074
	San Diego CA Unified School District GO	0.000%	7/1/36	340	183
	San Diego CA Unified School District GO	0.000%	7/1/36	895	481
	San Diego CA Unified School District GO	0.000%	7/1/37	375	190
	San Diego CA Unified School District GO	0.000%	7/1/38	170	81
	San Diego CA Unified School District GO	0.000%	7/1/39	100	45
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,073
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,313
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	1,638
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	418
	San Diego CA Unified School District GO	0.000%	7/1/45	775	243
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	2,840
	San Diego CA Unified School District GO	4.000%	7/1/45	545	488
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,075
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	1,679
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	7,941
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	3,002
	San Diego CA Unified School District GO	0.000%	7/1/49	735	185
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	3,461
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	162
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,795	1,147
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	199
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	951
	San Diego CA Unified School District GO, Prere.	4.000%	1/1/23	10,000	10,058
	San Diego CA Unified School District GO, Prere.	5.000%	1/1/23	1,115	1,129
	San Diego Community College District GO	5.000%	8/1/27	100	106
	San Diego Community College District GO	5.000%	8/1/28	100	106
	San Diego Community College District GO, Prere.	4.000%	2/1/23	225	231
	San Diego Community College District GO, Prere.	5.000%	2/1/23	1,290	1,309
	San Diego Community College District GO, Prere.	5.000%	2/1/23	1,310	1,395
	San Diego Community College District GO, Prere.	5.000%	2/1/23	100	106
	San Diego Community College District GO, Prere.	5.000%	2/1/23	1,975	2,103
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,732
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,141
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	239
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,620
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,376
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	1/1/23	125	127
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,023
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/23	465	475
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/23	575	590
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	2,000	2,101
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	5,500	5,960
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,130	1,901
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,269
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,175	2,279
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,290
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	402
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	103
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	211
	San Diego Unified School District GO	5.000%	7/1/23	36,180	36,646
	San Diego Unified School District GO	5.000%	7/1/23	30,400	30,791
	San Diego Unified School District GO	5.000%	7/1/24	1,360	1,401
	San Diego Unified School District GO	5.000%	7/1/24	1,955	2,014
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	231
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	504
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,468
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	2,713
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	7,714
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	388
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,000	693
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,605
	San Francisco CA City & County COP	5.000%	4/1/28	500	523
	San Francisco CA City & County COP	4.000%	4/1/45	405	355
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,155
	San Francisco CA City & County GO	5.000%	6/15/28	1,250	1,364
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,104
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,419
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,444
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	250	250
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	798
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,450
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,007
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	564
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,338
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	98
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,035
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,315	1,266
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,490	1,302
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,119
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	471
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	164
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,238
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	531
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	16,145	15,999
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,676
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	10,307
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,031
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	130
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,169
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	271
	San Francisco Community College District GO	4.000%	6/15/45	550	464
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	8,413
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	180
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	6,875	6,885
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	464
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	190
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	104
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/23	2,585	2,685
	San Jose CA GO	5.000%	9/1/45	10,000	10,504
	San Jose CA GO	5.000%	9/1/47	15,820	16,582
	San Jose Evergreen Community College District GO, Prere.	4.125%	3/1/23	8,435	8,574
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	12/1/22	715	723
	San Jose Unified School District GO, Prere.	4.000%	2/1/23	165	167
	San Marcos Unified School District GO	0.000%	8/1/32	150	98
	San Marcos Unified School District GO	0.000%	8/1/51	100	23
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,218
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,855	1,942
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	993
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	2,830
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	1,000	560
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,582
	San Mateo Union High School District GO	4.000%	9/1/34	800	797
[1]	Sanger Unified School District COP	5.000%	6/1/49	1,000	1,021
[1]	Sanger Unified School District COP	5.000%	6/1/52	1,000	1,002
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	102
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	231
	Santa Clara County CA GO	3.250%	8/1/39	645	536
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,115
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	174
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,187
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	304
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,170
	Southwestern Community College District GO	0.000%	8/1/46	320	93
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,167
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,532
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,097
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	123
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,068
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	31
	University of California College & University Revenue	5.000%	5/15/23	725	732
	University of California College & University Revenue	5.000%	5/15/25	380	397
	University of California College & University Revenue	5.000%	5/15/25	15	16
	University of California College & University Revenue	5.000%	5/15/27	110	115
	University of California College & University Revenue	5.000%	5/15/28	100	104
	University of California College & University Revenue	5.000%	5/15/29	875	884
	University of California College & University Revenue	5.000%	5/15/29	670	698
[2]	University of California College & University Revenue	5.000%	5/15/31	3,545	3,886
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/32	13,345	13,410
	University of California College & University Revenue	5.000%	5/15/32	11,610	11,706
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,037
	University of California College & University Revenue	5.000%	5/15/32	2,500	2,825
[2]	University of California College & University Revenue	5.000%	5/15/32	3,000	3,290
	University of California College & University Revenue	5.000%	5/15/33	700	706
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,777
	University of California College & University Revenue	5.000%	5/15/34	12,675	12,780
	University of California College & University Revenue	5.000%	5/15/35	205	214
	University of California College & University Revenue	4.000%	5/15/36	875	860
	University of California College & University Revenue	5.000%	5/15/36	2,875	3,029
	University of California College & University Revenue	5.000%	5/15/36	4,600	4,838
	University of California College & University Revenue	5.000%	5/15/38	800	806
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,340
	University of California College & University Revenue	5.000%	5/15/39	355	359
	University of California College & University Revenue	5.000%	5/15/39	1,255	1,333
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,073
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,354
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,177
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,137
	University of California College & University Revenue	5.000%	5/15/41	2,385	2,513
	University of California College & University Revenue	5.000%	5/15/42	11,650	12,019
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,050
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,058
	University of California College & University Revenue	5.000%	5/15/43	18,920	19,631
	University of California College & University Revenue	5.000%	5/15/44	23,345	23,705
	University of California College & University Revenue	5.250%	5/15/44	3,520	3,587
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,176
	University of California College & University Revenue	4.000%	5/15/46	2,015	1,847
	University of California College & University Revenue	5.000%	5/15/46	7,865	8,038
	University of California College & University Revenue	4.000%	5/15/47	560	496
	University of California College & University Revenue	4.000%	5/15/47	8,650	7,890
	University of California College & University Revenue	5.000%	5/15/47	26,170	26,801
	University of California College & University Revenue	5.000%	5/15/47	475	487
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,225
	University of California College & University Revenue	4.000%	5/15/48	7,405	6,524
	University of California College & University Revenue	5.000%	5/15/48	9,185	9,458
	University of California College & University Revenue	5.000%	5/15/48	4,255	4,365
	University of California College & University Revenue	2.500%	5/15/50	3,000	1,735
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,350
	University of California College & University Revenue	3.000%	5/15/51	5,000	3,363
	University of California College & University Revenue	4.000%	5/15/51	10,000	8,970
	University of California College & University Revenue	4.000%	5/15/51	2,095	1,830
[3]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,365
	University of California College & University Revenue	5.000%	5/15/52	10,000	10,222
	University of California College & University Revenue	5.250%	5/15/58	725	754
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/58	3,650	3,727
	University of California College & University Revenue PUT	5.000%	5/15/23	1,745	1,762
	University of California College & University Revenue, Prere.	5.000%	11/15/22	520	525
	Upland Unified School District GO	0.000%	8/1/50	100	23
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,302
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	903
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,469
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	5/1/23	115	115
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/23	810	810
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	164
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,681
[8]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	587
	West Contra Costa Unified School District GO, Prere.	5.125%	2/1/23	1,200	1,218
	Westside Union School District GO	0.000%	8/1/40	355	146
	Westside Union School District GO	0.000%	8/1/45	265	82
	William S Hart Union High School District GO	0.000%	8/1/33	850	539
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	835
	William S Hart Union High School District GO, Prere.	3.875%	2/1/23	130	131
	William S Hart Union High School District GO, Prere.	4.000%	2/1/23	375	377
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	815
	Yosemite Community College District GO, Prere.	5.000%	2/1/23	220	230
	Yosemite Community College District GO, Prere.	5.000%	2/1/23	1,100	1,152
					3,611,215
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,350	2,433
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,520	7,960
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,920
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,213
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	314
	Adams County CO COP	4.000%	12/1/45	280	242
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,218
	Aurora CO Water Revenue, Prere.	5.000%	2/1/23	1,065	1,129
	Aurora CO Water Revenue, Prere.	5.000%	2/1/23	2,670	2,831
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,700
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,713
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,243
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	29,890	31,160
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	870
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	19,000	16,026
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	4,855	4,122
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/23	175	181
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/23	70	73
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	20,000	21,064
	Broomfield City & County CO Water Revenue	4.000%	12/1/46	2,650	2,308
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	3,833
	Colorado COP	5.000%	12/15/30	1,040	1,119
	Colorado COP	5.000%	12/15/31	3,220	3,505
	Colorado COP	5.000%	3/15/32	55	58
	Colorado COP	4.000%	12/15/34	75	71
	Colorado COP	4.000%	12/15/35	5,805	5,496
	Colorado COP	4.000%	12/15/35	6,025	5,704
	Colorado COP	4.000%	12/15/36	3,205	3,015
	Colorado COP	4.000%	12/15/37	310	290
	Colorado COP	4.000%	12/15/38	840	777
	Colorado COP	4.000%	12/15/38	6,000	5,548
	Colorado COP	6.000%	12/15/38	2,110	2,428
	Colorado COP	6.000%	12/15/39	5,000	5,738
	Colorado COP	4.000%	12/15/40	3,640	3,297
	Colorado COP	6.000%	12/15/40	5,000	5,722
	Colorado COP	6.000%	12/15/41	2,860	3,267
	Colorado COP	5.250%	3/15/42	5,945	6,226
	Colorado COP	4.000%	3/15/45	5,255	4,527
	Colorado COP	4.000%	3/15/46	6,000	5,138
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	758
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	231
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	414
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	8,695
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,326
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	670
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	593
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	617
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	716
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	783
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	544
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	541
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	540
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	540
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	51
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	1,160	1,015
	Colorado Springs CO Utilities System Multiple Utility Water Revenue	5.000%	11/15/25	1,100	1,154
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	908
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	1,995
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,014
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	4,380
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,496
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	183
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	15
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	400	401
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,245
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	334
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	2,110	2,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,558
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	9,895
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	205
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	150
	Denver CO City & County GO	5.000%	8/1/27	3,350	3,599
	Denver CO City & County GO	5.000%	8/1/28	3,425	3,725
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,142
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	1,904
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,545
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,457
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,143
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,076
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,091
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,141
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	549
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	9,745	8,379
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	76
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,184
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	557
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	134
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	124
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	164
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,340
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	230
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,780
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	2.394%	9/1/24	600	591
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	863
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	3/15/23	1,145	1,181
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	91
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,088
	Northern Colorado Water Conservancy District COP	5.250%	7/1/52	2,100	2,190
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,157
	Regional Transportation District COP	4.000%	6/1/40	415	374
	Regional Transportation District COP, Prere.	4.375%	12/1/22	1,400	1,408
	Regional Transportation District COP, Prere.	4.500%	12/1/22	4,375	4,404
	Regional Transportation District COP, Prere.	5.000%	12/1/22	11,940	12,056
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	145
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	111
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	143
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	67
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	97
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,719
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	212
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	663
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	24,555	25,180
	Regional Transportation District Sales Tax Revenue, Prere.	5.000%	5/1/23	800	800
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	2,693
	University of Colorado College & University Revenue, Prere.	5.000%	12/1/22	165	169
	University of Colorado College & University Revenue, Prere.	5.000%	12/1/22	125	126
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	258
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	18,067
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,388
					356,079
Connecticut (1.9%)
	Connecticut GO	5.000%	11/15/22	135	135
	Connecticut GO	5.000%	3/15/23	2,000	2,014
	Connecticut GO	5.000%	7/15/23	250	253
	Connecticut GO	5.000%	10/15/23	650	661
	Connecticut GO	5.000%	11/15/23	2,090	2,129
	Connecticut GO	5.000%	3/15/24	410	420
	Connecticut GO	5.000%	4/15/24	1,080	1,108
	Connecticut GO	5.000%	5/15/24	100	103
	Connecticut GO	4.000%	6/15/24	220	223
	Connecticut GO	5.000%	7/15/24	1,485	1,529
	Connecticut GO	5.000%	7/15/24	1,400	1,441
	Connecticut GO	5.000%	8/15/24	1,050	1,064
	Connecticut GO	5.000%	9/15/24	435	449
	Connecticut GO	5.000%	10/15/24	120	122
	Connecticut GO	5.000%	4/15/25	1,325	1,377
	Connecticut GO	5.000%	5/15/25	1,110	1,155
25

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	6/15/25	820	854
Connecticut GO	5.000%	9/15/25	1,660	1,735
Connecticut GO	5.000%	10/15/25	5,160	5,399
Connecticut GO	5.000%	10/15/25	155	157
Connecticut GO	5.000%	11/15/25	650	681
Connecticut GO	5.000%	5/15/26	980	1,033
Connecticut GO	5.000%	6/15/26	1,660	1,728
Connecticut GO	5.000%	9/15/26	175	185
Connecticut GO	5.000%	10/15/26	725	768
Connecticut GO	5.000%	10/15/26	2,425	2,463
Connecticut GO	5.000%	11/15/26	1,400	1,466
Connecticut GO	5.000%	1/15/27	2,205	2,343
Connecticut GO	5.000%	4/15/27	2,755	2,937
Connecticut GO	5.000%	4/15/27	2,000	2,132
Connecticut GO	5.000%	5/15/27	520	548
Connecticut GO	5.000%	6/15/27	850	884
Connecticut GO	5.000%	8/15/27	500	528
Connecticut GO	5.000%	9/15/27	165	177
Connecticut GO	5.000%	10/15/27	220	223
Connecticut GO	5.000%	11/15/27	1,895	1,982
Connecticut GO	4.000%	1/15/28	4,885	4,952
Connecticut GO	5.000%	4/15/28	1,000	1,077
Connecticut GO	5.000%	4/15/28	1,250	1,346
Connecticut GO	5.000%	9/15/28	190	205
Connecticut GO	5.000%	11/15/28	470	491
Connecticut GO	4.000%	1/15/29	8,750	8,851
Connecticut GO	5.000%	4/15/29	300	318
Connecticut GO	5.000%	6/15/29	1,300	1,349
Connecticut GO	4.000%	1/15/30	960	969
Connecticut GO	5.000%	4/15/30	1,160	1,254
Connecticut GO	5.000%	9/15/30	230	252
Connecticut GO	4.000%	1/15/31	7,000	7,033
Connecticut GO	4.000%	1/15/31	1,325	1,331
Connecticut GO	5.000%	9/15/31	1,000	1,099
Connecticut GO	3.000%	1/15/32	8,575	7,635
Connecticut GO	4.000%	1/15/32	725	724
Connecticut GO	4.000%	3/1/32	18,655	18,627
Connecticut GO	4.000%	3/1/32	8,825	8,812
Connecticut GO	5.000%	4/15/32	175	184
Connecticut GO	5.000%	6/15/32	1,500	1,550
Connecticut GO	5.000%	8/15/32	10,000	10,104
Connecticut GO	5.000%	11/15/32	125	130
Connecticut GO	3.000%	1/15/33	1,210	1,057
Connecticut GO	4.000%	1/15/33	3,000	2,984
Connecticut GO	4.000%	3/1/33	13,700	13,626
Connecticut GO	5.000%	4/15/33	100	104
Connecticut GO	5.000%	10/15/33	2,800	2,907
Connecticut GO	3.000%	1/15/34	2,100	1,802
Connecticut GO	4.000%	1/15/34	2,075	2,035
Connecticut GO	4.000%	6/15/34	3,000	2,939
Connecticut GO	5.000%	10/15/34	100	103
Connecticut GO	5.000%	11/15/34	1,000	1,032
Connecticut GO	5.000%	11/15/35	5,000	5,151
Connecticut GO	3.000%	1/15/36	5,595	4,623
Connecticut GO	4.000%	1/15/36	3,690	3,512
Connecticut GO	4.000%	6/1/36	1,250	1,187
Connecticut GO	4.000%	1/15/37	3,805	3,583
Connecticut GO	4.000%	1/15/37	10,000	9,417
Connecticut GO	3.000%	1/15/38	3,375	2,649
Connecticut GO	4.000%	1/15/38	300	280
Connecticut GO	3.000%	6/1/38	1,000	782
Connecticut GO	4.000%	1/15/39	1,000	926
Connecticut GO	3.000%	1/15/40	2,750	2,052
Connecticut GO	2.000%	1/15/41	1,835	1,094
Connecticut GO	3.000%	1/15/41	6,260	4,575
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	60
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	243
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,473
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	4,000	4,076
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	273
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	299
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,504
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	520
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,120
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	287
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,029
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,780
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	214
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	530
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,201
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	205	208
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,066
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,000	2,134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	5,012
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,504
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,819
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,307
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,250	1,349
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,477
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	985	1,040
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	396
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,335	3,624
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,895	4,233
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	3,972
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	154
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	6,467
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	177
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	4,000	4,362
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,002
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	3,535	3,705
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	228
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,840	4,074
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,000	2,182
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,273
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	424
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	24,050	24,346
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,390	1,498
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,130	3,394
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	491
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,092
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	144
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,880
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,316
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,221
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,115	2,177
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,241
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,439
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,613
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,079
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,687
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	110
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	670	717
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,064
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	5,000	5,206
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,415	6,052
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,242
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,000	2,137
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	1,290	1,215
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,559
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,226
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	387
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,054
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,456
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	397
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	522
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	3,725	3,422
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,645	7,988
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,303
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,251
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,259
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,548
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	3,050	3,027
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,804
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,015
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	5,810	6,270
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,205
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	2,887
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	4,974
					434,934
Delaware (0.2%)
	Delaware GO	5.000%	7/1/23	2,835	2,869
	Delaware GO	5.000%	3/1/29	2,000	2,191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	2,717
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	105
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	13,525	11,901
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	1,988
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	22,855	22,856
	University of Delaware College & University Revenue	5.000%	11/1/40	500	529
	University of Delaware College & University Revenue	5.000%	11/1/41	755	798
	University of Delaware College & University Revenue	5.000%	11/1/42	750	791
	University of Delaware College & University Revenue	5.000%	11/1/43	485	510
	University of Delaware College & University Revenue	5.000%	11/1/44	465	487
	University of Delaware College & University Revenue	5.000%	11/1/45	500	523
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	2,500	2,523
					50,788
District of Columbia (1.5%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,400
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,498
	District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,456
	District of Columbia College & University Revenue	5.000%	4/1/34	270	275
	District of Columbia GO	5.000%	6/1/23	875	884
	District of Columbia GO	5.000%	6/1/24	265	268
	District of Columbia GO	5.000%	6/1/24	250	257
	District of Columbia GO	5.000%	6/1/25	4,620	4,667
	District of Columbia GO	5.000%	10/15/25	2,325	2,438
	District of Columbia GO	5.000%	6/1/27	235	237
	District of Columbia GO	5.000%	10/15/29	205	224
	District of Columbia GO	5.000%	6/1/30	545	550
	District of Columbia GO	5.000%	10/15/30	190	207
	District of Columbia GO	5.000%	6/1/31	8,965	9,167
	District of Columbia GO	5.000%	10/15/32	3,500	3,787
	District of Columbia GO	5.000%	6/1/33	7,095	7,250
	District of Columbia GO	5.000%	6/1/33	1,730	1,827
	District of Columbia GO	4.000%	6/1/34	2,490	2,492
	District of Columbia GO	5.000%	6/1/34	2,470	2,596
	District of Columbia GO	5.000%	6/1/35	1,635	1,670
	District of Columbia GO	4.000%	6/1/36	555	545
	District of Columbia GO	5.000%	6/1/36	405	417
	District of Columbia GO	5.000%	6/1/36	3,000	3,137
	District of Columbia GO	4.000%	6/1/37	875	854
	District of Columbia GO	5.000%	6/1/37	2,240	2,339
	District of Columbia GO	5.000%	6/1/38	19,865	20,188
	District of Columbia GO	4.000%	6/1/41	180	168
	District of Columbia GO	5.000%	6/1/41	1,255	1,298
	District of Columbia GO	5.000%	6/1/41	3,265	3,393
	District of Columbia GO	5.000%	6/1/43	3,250	3,365
	District of Columbia GO	5.000%	10/15/44	2,580	2,676
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,392
	District of Columbia Income Tax Revenue	5.000%	12/1/24	25,000	25,859
	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	8,659
	District of Columbia Income Tax Revenue	5.000%	10/1/27	705	758
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,557
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,000	2,154
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,189
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	153
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/29	765	840
	District of Columbia Income Tax Revenue	5.000%	10/1/30	5,045	5,584
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,472
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	6,714
	District of Columbia Income Tax Revenue	5.000%	3/1/33	2,500	2,704
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	113
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,437
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	4,858
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	100
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,267
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,170
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,395	4,756
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	8,454
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	5,622
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,650	1,743
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,175	10,721
	District of Columbia Income Tax Revenue	5.000%	3/1/44	5,995	6,211
	District of Columbia Income Tax Revenue	5.500%	7/1/47	10,000	10,819
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	250	255
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	1,430	1,487
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	7,500	6,610
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	1,999
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,013
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	4/1/23	7,060	7,171
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	4/1/23	500	508
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	341
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	118
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,074
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	707
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,045
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	215
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	36
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	395
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	835
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,526
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	13,287
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	635
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	28,000	22,923
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,001
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	4,200	2,589
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	3,175
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,068
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	4/1/23	6,525	7,256
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	4,665	5,155
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,195
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	4,300	4,218
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	6,800	7,007
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	122
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	2,195	2,009
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	14,840	15,176
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	1,510	1,299
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	1,395	1,438
					344,724
Florida (3.1%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	420
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	4/1/23	500	509
	Broward County FL School District COP	5.000%	7/1/23	2,855	2,884
	Broward County FL School District COP	5.000%	7/1/23	250	253
	Broward County FL School District COP	5.000%	7/1/24	195	200
	Broward County FL School District COP	5.000%	7/1/25	450	467
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,271
	Broward County FL School District COP	5.000%	7/1/27	105	111
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,603
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,084
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	5,046
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,620	1,437
	Broward County School District COP	5.000%	7/1/28	8,970	9,622
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	3,440
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,640
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	105
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	9,388
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,176
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,505
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,245
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,266
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	316
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	9,509
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	290
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,043
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	465
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,369
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	128
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	638
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	952
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,077
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	912
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	3,410	3,113
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,330
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,035
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	1,746
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	1,607
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,269
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,469
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	1,938
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,902
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,443
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,203
	Florida GO	5.000%	6/1/23	1,360	1,375
	Florida GO	5.000%	6/1/23	150	152
	Florida GO	5.000%	6/1/23	150	152
	Florida GO	5.000%	6/1/25	15,000	15,650
	Florida GO	5.000%	6/1/26	370	392
	Florida GO	4.000%	7/1/30	730	739
	Florida GO	5.000%	6/1/33	17,500	19,610
	Florida GO	4.000%	7/1/43	1,225	1,126
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	525
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,106
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	26,420	16,027
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	2,972
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,814
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,565
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,469
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,001
	Florida Lottery Revenue	5.000%	7/1/25	3,600	3,752
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,751
	Florida Lottery Revenue	5.000%	7/1/28	1,465	1,582
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	669
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	237
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	846
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	320
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,342
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,685	1,759
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	1,500	1,266
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	1,970	2,046
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	394
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	41
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,217
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	10
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,459
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	12,535	12,940
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	17,000	17,550
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	386
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	804
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	550
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	527
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	340
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,400	3,632
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,367
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,054
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,818
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	1,986
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	30
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	443
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	363
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	10	10
[3]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	2,738
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,255
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	7,230	7,471
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,564
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,933
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	10,405	10,134
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,553
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	268
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	227
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,193
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	102
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	336
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	230
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	312
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,780	1,766
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	187
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,070	3,131
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	975
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,390
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,870
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	835
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,393
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	252
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	265
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,581
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	2,500	2,535
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	765	791
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	993
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,397
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	938
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,070
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,128
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,265
	Miami-Dade County FL GO	4.000%	7/1/35	110	110
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,366
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,254
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,194
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,141
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	1,960	2,328
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	119
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	293
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	436
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	11,870
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,431
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	818
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	6,988
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,274
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,536
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,132
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,396
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	12,000	12,433
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,651
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	3,947
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	1,904
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,609
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	1,871
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	874
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	2,880
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	5,450
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	32,525	27,097
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,040	1,700
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	4/1/23	4,000	4,065
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	4/1/23	250	254
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	4/1/23	250	255
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,065
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,622
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	3,312
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,362
	Miami-Dade County School Board COP	5.000%	2/1/25	220	227
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,890
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,104
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,380
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,441
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,312
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	4/1/23	8,460	8,627
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,500	7,639
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	14,035
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,005
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	232
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	76
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,296
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,050
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,147
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	327
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	192
	Orange County School Board COP	5.000%	8/1/32	6,530	7,229
	Orange County School Board COP	5.000%	8/1/33	1,360	1,404
	Orange County School Board COP	5.000%	8/1/34	2,500	2,581
	Orange County School Board COP, Prere.	5.000%	2/1/23	1,855	1,937
	Orange County School Board COP, Prere.	5.000%	2/1/23	200	209
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/23	23,615	24,206
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/23	2,865	2,937
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/23	200	206
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	589
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	26
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,045
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	1/1/23	425	430
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	47
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/39	590	622
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	4/1/23	570	592
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	143
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	233
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	543
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,063
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	401
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	240
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	136
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	2,722
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	296
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	601
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,532
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	896
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	487
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	6,429
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	331
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	338
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	369
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	585
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	685
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,189
	Palm Beach County School District COP	5.000%	8/1/26	275	285
	Palm Beach County School District COP	5.000%	8/1/27	860	910
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,067
	Palm Beach County School District COP	5.000%	8/1/28	220	235
	Palm Beach County School District COP	5.000%	8/1/31	150	155
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,216
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,110
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	4/1/23	250	254
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	4,618
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,081
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Polk County FL Utility System Water Revenue, Prere.	5.000%	4/1/23	6,500	6,605
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	77
	Reedy Creek Improvement District GO, Prere.	5.000%	12/1/22	1,615	1,632
	Reedy Creek Improvement District GO, Prere.	5.250%	12/1/22	885	896
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	5,860
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,316
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,095
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,587
	School Board of Miami-Dade County COP	5.000%	2/1/29	10,000	10,373
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,165
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,625
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	15,447
	School Board of Miami-Dade County GO, Prere.	5.000%	3/15/23	2,465	2,482
	School District of Broward County COP	5.000%	7/1/30	310	336
	School District of Broward County COP	5.000%	7/1/36	2,585	2,720
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	8,575	8,592
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,327
	South Florida Water Management District COP	5.000%	10/1/35	75	77
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	12/1/22	700	719
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	12/1/22	1,000	1,027
	Tampa Bay Water Revenue	5.250%	10/1/47	2,000	2,119
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	847
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	2,776
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	664
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	261
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,540
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	2,300	2,016
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	4,250	4,441
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	3,773
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,710	3,746
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	1,946
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,017
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	528
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	4,074
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	7,551
					706,286
Georgia (2.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,583
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,539
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,803
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	299
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	3,670	3,717
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	15,579
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,734
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,022
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,788
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	159
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	234
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	171
[8]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,607
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	280
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	222
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,324
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,030
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	59,875	60,899
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	294
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,395
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	2,270	2,364
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	260	271
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/23	2,775	2,890
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,409
	Georgia GO	4.500%	11/1/22	210	210
	Georgia GO	5.000%	1/1/23	1,175	1,179
	Georgia GO	5.000%	7/1/23	2,000	2,024
	Georgia GO	5.000%	7/1/23	220	223
	Georgia GO	5.000%	8/1/23	7,000	7,096
	Georgia GO	5.000%	12/1/23	200	204
	Georgia GO	5.000%	7/1/24	8,895	9,153
	Georgia GO	4.000%	1/1/25	1,195	1,214
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	1/1/25	375	376
	Georgia GO	5.000%	2/1/25	2,350	2,440
	Georgia GO	5.000%	2/1/25	1,290	1,318
	Georgia GO	4.000%	7/1/25	865	882
	Georgia GO	5.000%	7/1/25	2,000	2,090
	Georgia GO	5.000%	8/1/25	200	209
	Georgia GO	5.000%	12/1/25	280	294
	Georgia GO	5.000%	2/1/26	3,600	3,795
	Georgia GO	4.000%	7/1/26	28,835	29,531
	Georgia GO	5.000%	7/1/26	2,750	2,916
	Georgia GO	5.000%	8/1/26	1,235	1,311
	Georgia GO	5.000%	12/1/26	3,350	3,573
	Georgia GO	5.000%	2/1/27	5,065	5,337
	Georgia GO	5.000%	2/1/27	2,825	2,885
	Georgia GO	5.000%	2/1/27	1,055	1,128
	Georgia GO	4.000%	7/1/27	15,415	15,836
	Georgia GO	5.000%	7/1/27	1,990	2,139
	Georgia GO	5.000%	7/1/27	1,985	2,134
	Georgia GO	5.000%	7/1/27	100	107
	Georgia GO	5.000%	8/1/27	3,740	4,025
	Georgia GO	5.000%	1/1/28	1,990	2,124
	Georgia GO	5.000%	2/1/28	190	200
	Georgia GO	5.000%	2/1/28	2,640	2,821
	Georgia GO	5.000%	2/1/28	10	10
	Georgia GO	5.000%	7/1/28	200	213
	Georgia GO	5.000%	7/1/28	1,030	1,121
	Georgia GO	5.000%	7/1/28	1,560	1,698
	Georgia GO	5.000%	2/1/29	470	495
	Georgia GO	5.000%	7/1/29	1,455	1,562
	Georgia GO	5.000%	7/1/29	1,360	1,479
	Georgia GO	5.000%	8/1/29	1,125	1,241
	Georgia GO	5.000%	2/1/30	5,000	5,260
	Georgia GO	5.000%	2/1/30	525	560
	Georgia GO	5.000%	7/1/30	5,645	6,210
	Georgia GO	5.000%	7/1/30	2,055	2,203
	Georgia GO	5.000%	2/1/31	3,410	3,631
	Georgia GO	5.000%	7/1/31	2,000	2,191
	Georgia GO	5.000%	7/1/31	9,675	10,845
	Georgia GO	5.000%	7/1/32	1,465	1,581
	Georgia GO	4.000%	7/1/34	3,325	3,319
	Georgia GO	4.000%	7/1/34	5,000	4,992
	Georgia GO	5.000%	7/1/36	29,275	32,290
	Georgia GO	4.000%	7/1/38	1,900	1,850
[8]	Georgia Local Government COP	4.750%	6/1/28	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,152
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,127
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	579
	Georgia Municipal Electric Authority Nuclear Revenue	4.500%	7/1/63	41,445	35,663
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/63	10,405	10,038
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,222
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	871
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	2,931
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	932
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	795
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	896
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	1,988
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	2,783
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,113
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,027
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	2,973
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,223
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	2,200	1,886
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	7,000	7,196
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,250	1,986
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	3,002
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,041
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,359
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,637
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,865	13,977
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	3,993
	Gwinnett County School District GO	5.000%	8/1/26	5,000	5,307
	Gwinnett County School District GO	5.000%	8/1/27	10,410	11,204
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,095
	Gwinnett County School District GO	5.000%	2/1/40	5,910	6,287
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,145
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,199
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	370
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	4,689
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	638
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	103
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	6,325	6,454
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	9,806	8,738
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	143
[3]	Municipal Electric Authority of Georgia Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	3,738
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	68
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	392
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,029
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	18,528
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,112
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	1,906
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,352
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,155
	Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/23	2,360	2,416
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/23	190	194
					513,875
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	1/1/23	1,245	1,264
Hawaii (0.6%)
	Hawaii GO	5.000%	11/1/22	170	170
	Hawaii GO	5.000%	8/1/23	1,035	1,049
	Hawaii GO	5.000%	10/1/23	930	945
	Hawaii GO	5.000%	10/1/23	2,090	2,124
	Hawaii GO	5.000%	8/1/24	265	273
	Hawaii GO	5.000%	10/1/24	720	744
	Hawaii GO	5.000%	8/1/25	770	792
	Hawaii GO	5.000%	8/1/26	1,420	1,461
	Hawaii GO	5.000%	10/1/26	2,160	2,259
	Hawaii GO	5.000%	4/1/27	1,130	1,191
	Hawaii GO	5.000%	10/1/27	1,565	1,661
	Hawaii GO	4.000%	4/1/28	400	406
	Hawaii GO	5.000%	5/1/28	360	385
	Hawaii GO	5.000%	8/1/28	70	72
	Hawaii GO	5.000%	10/1/28	365	387
	Hawaii GO	5.000%	1/1/29	1,860	1,996
	Hawaii GO	4.000%	4/1/29	1,750	1,773
	Hawaii GO	5.000%	8/1/29	570	586
	Hawaii GO	5.000%	8/1/30	3,375	3,466
	Hawaii GO	4.000%	10/1/30	2,500	2,527
	Hawaii GO	5.000%	10/1/30	1,215	1,299
	Hawaii GO	5.000%	1/1/31	3,275	3,495
	Hawaii GO	4.000%	10/1/31	6,675	6,678
	Hawaii GO	5.000%	10/1/31	835	888
	Hawaii GO	4.000%	5/1/32	9,115	9,172
	Hawaii GO	4.000%	8/1/32	10,190	10,213
	Hawaii GO	4.000%	10/1/32	1,550	1,548
	Hawaii GO	4.000%	1/1/34	2,675	2,671
	Hawaii GO	5.000%	8/1/34	4,700	4,803
	Hawaii GO	4.000%	10/1/34	2,510	2,488
	Hawaii GO	4.000%	10/1/34	8,830	8,750
	Hawaii GO	3.000%	4/1/36	165	135
	Hawaii GO	5.000%	1/1/38	4,685	4,904
	Hawaii GO, Prere.	5.000%	2/1/23	40	41
	Hawaii GO, Prere.	5.000%	2/1/23	1,005	1,018
	Hawaii GO, Prere.	5.000%	2/1/23	3,290	3,334
	Hawaii GO, Prere.	5.000%	2/1/23	80	81
	Hawaii GO, Prere.	5.000%	2/1/23	45	46
	Hawaii GO, Prere.	5.000%	2/1/23	10	10
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO, Prere.	5.000%	4/1/23	10,000	10,479
	Hawaii GO, Prere.	5.000%	5/1/23	235	235
	Hawaii GO, Prere.	5.000%	8/1/24	935	963
	Hawaii GO, Prere.	5.000%	8/1/24	220	226
	Honolulu County HI GO, Prere.	5.000%	5/1/23	525	525
	Honolulu County HI GO, Prere.	5.000%	5/1/23	300	300
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,194
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	163
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	498
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	11,174
	Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,024
	Honolulu HI City & County GO	5.000%	3/1/26	3,165	3,334
	Honolulu HI City & County GO	5.000%	3/1/29	755	821
	Honolulu HI City & County GO	5.000%	3/1/30	4,775	5,244
	Honolulu HI City & County GO	5.000%	10/1/37	750	774
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	441
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	629
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,077
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,201
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	1/1/23	1,885	1,968
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	1/1/23	355	371
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
					134,487
Idaho (0.0%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,073
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,671
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	3/1/23	1,000	1,031
					6,775
Illinois (5.1%)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	207
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	200	206
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	667
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	1,869
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	910
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	2,660
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,951
	Chicago IL GO	5.000%	1/1/24	765	768
	Chicago IL GO	5.000%	1/1/25	3,360	3,372
	Chicago IL GO	5.000%	1/1/26	610	611
	Chicago IL GO	5.250%	1/1/28	690	691
	Chicago IL GO	5.000%	1/1/29	200	198
	Chicago IL GO	5.500%	1/1/30	185	186
	Chicago IL GO	5.625%	1/1/30	1,225	1,235
	Chicago IL GO	5.000%	1/1/31	270	264
	Chicago IL GO	5.500%	1/1/31	840	839
	Chicago IL GO	5.625%	1/1/31	325	325
	Chicago IL GO	5.000%	1/1/32	200	194
	Chicago IL GO	5.000%	1/1/32	2,000	1,930
	Chicago IL GO	5.000%	1/1/33	3,000	2,872
	Chicago IL GO	5.500%	1/1/33	710	703
	Chicago IL GO	5.750%	1/1/33	15,430	15,393
[8]	Chicago IL GO	0.000%	1/1/34	9,325	5,289
	Chicago IL GO	5.000%	1/1/34	115	110
	Chicago IL GO	5.000%	1/1/34	3,000	2,845
	Chicago IL GO	5.500%	1/1/34	310	306
	Chicago IL GO	5.500%	1/1/34	75	74
	Chicago IL GO	4.000%	1/1/35	7,745	6,583
	Chicago IL GO	5.000%	1/1/35	700	663
	Chicago IL GO	5.500%	1/1/35	250	246
	Chicago IL GO	4.000%	1/1/36	1,000	840
	Chicago IL GO	5.000%	1/1/38	1,450	1,370
	Chicago IL GO	6.000%	1/1/38	8,910	9,071
	Chicago IL GO	5.000%	1/1/39	5,000	4,698
	Chicago IL GO	5.500%	1/1/39	335	327
	Chicago IL GO	5.000%	1/1/44	11,045	10,126
	Chicago IL GO	5.500%	1/1/49	21,505	20,783
	Chicago IL GO, ETM	5.000%	1/1/23	10	10
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	462
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	145
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,550
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	463
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	874
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	110
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	365
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,014
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	13,430	12,739
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	17,188
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	4,613
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	76
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	381
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	755	770
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,020
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	415	427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	982
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,816
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,549
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,089
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	764
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	435	445
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	670
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,005	11,221
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	325
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	521
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	312
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	613
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	509
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	69
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	4,631
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	294
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	12,575
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,532
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	463
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	166
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	552
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	1,987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	120
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	46
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,000	1,015
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	5,000	4,178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	4,850	4,864
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	4,682
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	8,277
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	9,762
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	22,860	21,951
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	10,000	8,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	9,778
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	852
	Chicago Park District GO, Prere.	5.750%	1/1/23	1,000	1,029
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,553
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	950	952
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,107
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,119
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,335
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	500
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	10,267
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	8,000	7,423
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	200
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,461
	Cook County IL GO	5.000%	11/15/23	335	340
	Cook County IL GO	5.000%	11/15/24	5,000	5,135
	Cook County IL GO	4.000%	11/15/25	510	511
	Cook County IL GO	5.000%	11/15/25	305	305
	Cook County IL GO	5.000%	11/15/25	2,145	2,228
	Cook County IL GO	4.000%	11/15/26	605	604
	Cook County IL GO	5.000%	11/15/26	3,235	3,396
	Cook County IL GO	4.000%	11/15/27	575	572
	Cook County IL GO	4.000%	11/15/29	215	215
	Cook County IL GO	5.000%	11/15/29	1,135	1,217
	Cook County IL GO	5.000%	11/15/31	670	696
	Cook County IL GO	5.000%	11/15/31	5,380	5,666
	Cook County IL GO	5.000%	11/15/32	4,020	4,218
	Cook County IL GO	5.000%	11/15/33	3,875	4,047
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	525
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,358
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	8,754
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	2,628
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	3,190	3,255
	Evanston IL GO	3.500%	12/1/38	645	549
[3]	Evanston IL GO	3.500%	12/1/39	755	636
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,104
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	1,559
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	5,000	5,231
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,975	4,070
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,750
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	586
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,431
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,385
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	868
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	485	499
	Illinois Finance Authority College & University Revenue	5.000%	4/1/44	15,000	15,070
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	132
	Illinois Finance Authority College & University Revenue	5.500%	10/1/47	2,750	2,479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	2,805	2,883
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,364
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	205
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	4,820
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	4,930
	Illinois GO	5.000%	2/1/23	95	95
	Illinois GO	5.000%	2/1/23	6,635	6,652
	Illinois GO	4.000%	3/1/23	5,110	5,111
	Illinois GO	5.000%	3/1/23	2,250	2,258
	Illinois GO	5.000%	3/1/23	1,170	1,174
	Illinois GO	5.000%	3/1/23	1,000	1,003
	Illinois GO	5.000%	5/1/23	225	226
	Illinois GO	5.000%	7/1/23	580	584
	Illinois GO	5.000%	8/1/23	9,650	9,715
	Illinois GO	5.000%	10/1/23	1,200	1,209
	Illinois GO	5.000%	11/1/23	2,500	2,520
	Illinois GO	5.000%	12/1/23	2,000	2,016
	Illinois GO	5.000%	2/1/24	125	126
	Illinois GO	5.000%	2/1/24	345	348
	Illinois GO	4.000%	3/1/24	3,185	3,171
	Illinois GO	5.000%	3/1/24	2,000	2,017
	Illinois GO	5.000%	3/1/24	1,735	1,750
	Illinois GO	5.500%	7/1/24	600	604
	Illinois GO	5.000%	10/1/24	5,000	5,044
	Illinois GO	5.000%	11/1/24	11,275	11,373
	Illinois GO	5.000%	2/1/25	1,100	1,109
38

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	3/1/25	15,365	15,485
Illinois GO	5.500%	7/1/25	335	337
Illinois GO	4.000%	8/1/25	680	668
Illinois GO	5.000%	10/1/25	1,435	1,446
Illinois GO	5.000%	11/1/25	32,800	33,054
Illinois GO	5.000%	2/1/26	250	252
Illinois GO	5.000%	3/1/26	6,250	6,295
Illinois GO	5.000%	5/1/26	5,000	5,036
Illinois GO	5.500%	7/1/26	375	377
Illinois GO	5.000%	11/1/26	1,140	1,148
Illinois GO	5.000%	11/1/26	12,000	12,082
Illinois GO	5.000%	1/1/27	640	643
Illinois GO	5.000%	2/1/27	250	250
Illinois GO	5.000%	2/1/27	4,250	4,277
Illinois GO	5.000%	3/1/27	5,000	5,031
Illinois GO	5.000%	3/1/27	5,065	5,096
Illinois GO	5.000%	5/1/27	350	351
Illinois GO	5.000%	6/1/27	250	251
Illinois GO	5.500%	7/1/27	1,705	1,712
Illinois GO	5.000%	10/1/27	1,650	1,656
Illinois GO	5.000%	11/1/27	51,390	51,570
Illinois GO	5.000%	2/1/28	1,075	1,078
Illinois GO	5.000%	3/1/28	4,000	4,011
Illinois GO	5.000%	5/1/28	130	130
Illinois GO	5.250%	7/1/28	50	50
Illinois GO	5.000%	9/1/28	210	210
Illinois GO	5.000%	10/1/28	12,660	12,682
Illinois GO	5.000%	11/1/28	8,555	8,566
Illinois GO	5.000%	1/1/29	1,095	1,096
Illinois GO	5.000%	2/1/29	215	215
Illinois GO	5.250%	2/1/29	6,400	6,420
Illinois GO	5.000%	3/1/29	5,000	5,006
Illinois GO	5.000%	5/1/29	125	125
Illinois GO	5.000%	10/1/29	4,100	4,102
Illinois GO	5.000%	11/1/29	22,210	22,220
Illinois GO	5.500%	5/1/30	1,000	1,031
Illinois GO	5.250%	7/1/30	1,315	1,317
Illinois GO	5.250%	12/1/30	160	162
Illinois GO	5.500%	1/1/31	150	155
Illinois GO	5.000%	3/1/31	3,825	3,818
Illinois GO	5.000%	10/1/31	4,460	4,439
Illinois GO	4.000%	6/1/32	80	72
Illinois GO	4.000%	10/1/32	3,490	3,137
Illinois GO	5.000%	3/1/33	6,000	5,927
Illinois GO	4.000%	10/1/33	1,300	1,153
Illinois GO	5.000%	10/1/33	1,960	1,930
Illinois GO	5.000%	10/1/33	3,465	3,412
Illinois GO	4.000%	12/1/33	3,425	3,029
Illinois GO	4.000%	10/1/34	100	87
Illinois GO	5.000%	3/1/35	1,500	1,458
Illinois GO	4.000%	6/1/35	120	104
Illinois GO	5.000%	12/1/35	1,500	1,455
Illinois GO	5.000%	3/1/36	2,400	2,325
Illinois GO	4.125%	10/1/36	2,000	1,729
Illinois GO	5.000%	3/1/37	3,750	3,613
Illinois GO	4.000%	10/1/37	2,500	2,107
Illinois GO	4.000%	3/1/38	3,000	2,508
Illinois GO	5.500%	7/1/38	1,815	1,817
Illinois GO	4.000%	10/1/38	1,000	831
Illinois GO	5.000%	5/1/39	2,000	1,896
Illinois GO	5.000%	5/1/39	1,655	1,569
Illinois GO	5.500%	5/1/39	4,620	4,642
Illinois GO	4.000%	3/1/40	5,000	4,081
Illinois GO	3.000%	12/1/40	4,500	3,128
Illinois GO	4.250%	12/1/40	785	659
Illinois GO	4.000%	3/1/41	3,275	2,630
Illinois GO	4.000%	10/1/42	3,065	2,413
Illinois GO	5.750%	5/1/45	3,485	3,494
Illinois GO	4.250%	10/1/45	3,965	3,165
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/46	3,000	2,731
	Illinois GO	5.250%	10/1/46	5,000	4,687
	Illinois GO	5.500%	3/1/47	10,000	9,669
	Illinois GO	5.000%	12/1/28	1,800	1,803
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	406
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	224
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,528
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	311
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	145
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,036
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	360	354
	Illinois Sales Tax Revenue	5.000%	6/15/23	310	312
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,141
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	317
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,538
	Illinois Sales Tax Revenue	5.000%	6/15/29	245	251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	130
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,695	4,788
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,128
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,091
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,287
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,646
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,402
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,920	2,032
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,385	3,619
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	24,975	26,920
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,140
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,675	1,819
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	127
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,080	17,467
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,710	1,858
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	186
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,673
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,291
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,046
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,657
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,878
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	143
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	483
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	406
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	12,080	12,099
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	363
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,072
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,168
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	17,899
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,517
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,915	3,373
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	4,546
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	8,160	8,272
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,009
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,780	2,335
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	176
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	180
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	49
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,190
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	2,780
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	520
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	3,248
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	15,425	7,535
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	723
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	355
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	204
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	93
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	190
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	542
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	953
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,577
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	667
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	1,625	507
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	20,540	15,807
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	8,626
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	1,401
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,032
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	160
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	29,435	4,480
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	342
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	3,950	3,586
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	9,500	8,579
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	3,768
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	1,000	914
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	54
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	283
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	251
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,562
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	438
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,595
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,523
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,153
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,531
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,388
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	146
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,409
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	10,000	11,254
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	3,475	3,927
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/22	4,250	4,399
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,874
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,581
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	454
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	170
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	200
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,084
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	344
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	181
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,074
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	196
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,849
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,166
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,231
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,595
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,627
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	15,496
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,548
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,035
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	4,000	4,148
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,185	1,046
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,295	1,132
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	4,850	4,863
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	2,590
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,132
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	511
[1]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	9,596
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	271
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	59
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	182
[8]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	6,755
	Will County IL GO, Prere.	5.000%	11/15/22	2,000	2,100
					1,155,574
Indiana (0.5%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,149
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	707
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	754
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	502
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,862
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,694
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,670
[3]	Evansville Waterworks District Water Revenue	5.000%	7/1/47	2,500	2,556
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,548
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,287
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,258
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,568
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,222
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	2,943
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,322
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,313
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	8,520	9,068
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	85
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	959
	Indiana Finance Authority Lease Revenue (Green Bond)	5.000%	2/1/37	1,000	1,062
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	181
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	311
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	26
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	363
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	3,541
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,122
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,111
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,644
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,354
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,380	4,551
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	654
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,899
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/39	1,000	1,027
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	112
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	9,001
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,036
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,312
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,623
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,280
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,046
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,383
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	5,690	4,838
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	346
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	376
	Purdue University COP	5.000%	7/1/25	130	136
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	542
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,518
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,183
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,165
					108,210
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,772
	Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,824
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	107
	Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	5
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,630
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	5,265	5,459
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,218
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	4,940	5,120
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,462
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	205
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	5,530
					26,332
Kansas (0.4%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,245	1,304
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	10,496
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,929
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	252
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	475	496
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	689
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,314
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	15,000	15,642
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,397
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,000	10,423
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	6,044
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	248
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	11,365	11,730
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,584
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,948
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	3/1/23	1,200	1,254
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	3/1/23	765	787
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	492
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	92
					90,121
Kentucky (0.1%)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	1,325	1,343
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,235	1,266
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	164
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	228
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	225
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	186
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	180
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	208
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	390
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	262
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	3,933
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,039
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	810
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	740	654
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	326
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,565
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,133
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	1/1/23	1,675	1,696
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	1/1/23	325	330
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,843
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	432
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	180
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,220
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	259
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	129
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	415
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	4,819
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	466
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	788
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/32	1,250	1,317
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,299
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	191
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	431
					32,084
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,333
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	3,345	2,999
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	4,901
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/23	8,745	9,074
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	1,937
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,871
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,335
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	6,788
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	859
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	5,385
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/23	90,000	91,532
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/23	2,820	2,901
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/23	1,095	1,123
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/23	5,895	6,140
	Louisiana GO	5.000%	8/1/25	255	262
	Louisiana GO	5.000%	8/1/27	620	653
	Louisiana GO	4.000%	2/1/31	350	352
	Louisiana GO	4.000%	2/1/33	5,020	5,054
	Louisiana GO, Prere.	4.000%	5/15/23	610	613
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,622
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	4/1/23	1,900	1,961
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	130
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,173
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/23	400	409
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,560
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,625
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	4
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/23	475	487
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	833
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	5,845
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,187
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	150
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	12/1/22	385	395
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,492
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	21
					177,006
Maine (0.1%)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	92
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	1,976
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,189
	University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,083
					16,340
Maryland (1.9%)
	Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,599
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	2,400	2,449
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/23	1,245	1,270
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/23	60	61
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	100
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	3,850
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,299
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,118
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	585
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,047
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	610
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	151
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,287
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	591
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	136
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	1,685	1,806
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	7,870
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	2,930	3,103
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	623
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,641
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	801
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	4,485	4,550
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,027
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	2,505	2,160
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,790	1,940
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	24,516
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,001
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,517
	Maryland GO	5.000%	3/1/23	540	543
	Maryland GO	5.000%	6/1/23	920	930
	Maryland GO	5.000%	8/1/23	8,085	8,197
	Maryland GO	5.000%	8/1/23	325	330
	Maryland GO	5.000%	8/1/23	1,975	2,002
	Maryland GO	5.000%	3/15/24	2,045	2,094
	Maryland GO	5.000%	3/15/24	1,620	1,659
	Maryland GO	5.000%	6/1/24	475	488
	Maryland GO	4.000%	8/1/24	16,865	17,090
	Maryland GO	5.000%	8/1/24	400	412
	Maryland GO	5.000%	8/1/24	6,095	6,279
	Maryland GO	5.000%	8/1/24	8,980	9,251
	Maryland GO	5.000%	8/1/24	1,045	1,077
	Maryland GO	5.000%	8/1/24	350	361
	Maryland GO	5.000%	3/15/25	1,770	1,840
44

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	3/15/25	135	140
Maryland GO	4.000%	6/1/25	4,355	4,404
Maryland GO	5.000%	8/1/25	16,200	16,939
Maryland GO	5.000%	8/1/25	200	209
Maryland GO	5.000%	8/1/25	3,000	3,137
Maryland GO	5.000%	3/15/26	1,620	1,709
Maryland GO	5.000%	6/1/26	1,425	1,463
Maryland GO	3.000%	8/1/26	2,785	2,741
Maryland GO	4.000%	8/1/26	1,010	1,015
Maryland GO	5.000%	8/1/26	300	318
Maryland GO	5.000%	8/1/26	1,525	1,618
Maryland GO	5.000%	8/1/26	100	106
Maryland GO	5.000%	3/15/27	2,190	2,342
Maryland GO	5.000%	3/15/27	2,040	2,182
Maryland GO	4.000%	6/1/27	1,080	1,091
Maryland GO	4.000%	8/1/27	1,110	1,116
Maryland GO	5.000%	8/1/27	1,150	1,236
Maryland GO	5.000%	8/1/27	4,755	5,111
Maryland GO	5.000%	8/1/27	1,420	1,526
Maryland GO	5.000%	3/1/28	15,990	17,313
Maryland GO	5.000%	3/15/28	1,270	1,357
Maryland GO	5.000%	3/15/28	925	1,002
Maryland GO	5.000%	3/15/28	345	374
Maryland GO	5.000%	3/15/28	25	27
Maryland GO	4.000%	6/1/28	2,120	2,140
Maryland GO	5.000%	8/1/28	1,435	1,562
Maryland GO	5.000%	8/1/28	6,555	7,133
Maryland GO	5.000%	8/1/28	5,235	5,697
Maryland GO	5.000%	3/15/29	2,805	2,996
Maryland GO	5.000%	3/15/29	1,560	1,710
Maryland GO	4.000%	8/1/29	1,130	1,135
Maryland GO	4.000%	8/1/29	4,000	4,131
Maryland GO	5.000%	8/1/29	1,725	1,899
Maryland GO	5.000%	8/1/29	4,000	4,403
Maryland GO	5.000%	8/1/29	100	109
Maryland GO	3.000%	3/1/30	200	190
Maryland GO	4.000%	3/15/30	675	687
Maryland GO	5.000%	8/1/30	120	132
Maryland GO	5.000%	8/1/30	1,600	1,778
Maryland GO	5.000%	8/1/30	2,480	2,756
Maryland GO	5.000%	3/1/31	3,945	4,402
Maryland GO	5.000%	3/15/31	2,280	2,488
Maryland GO	5.000%	6/1/31	33,455	37,379
Maryland GO	5.000%	8/1/31	1,235	1,351
Maryland GO	4.000%	8/1/32	9,420	9,563
Maryland GO	5.000%	6/1/34	21,310	23,656
Maryland GO	5.000%	8/1/34	2,000	2,184
Maryland GO	5.000%	6/1/35	20,000	22,131
Maryland GO, Prere.	5.000%	2/1/23	580	588
Maryland GO, Prere.	4.000%	3/1/23	100	100
Maryland GO, Prere.	5.000%	3/1/23	730	734
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,207
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,143
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,017
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	3,330	3,416
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	5,000	1,179
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	10,517
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,212
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,028
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	9,408
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/23	2,650	2,800
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/23	950	1,004
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	3,155	3,271
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	9,325
Montgomery County MD GO	5.000%	11/1/23	3,495	3,557
Montgomery County MD GO	5.000%	11/1/24	175	181
Montgomery County MD GO	5.000%	11/1/25	1,530	1,581
Montgomery County MD GO, Prere.	5.000%	5/1/23	755	781
Montgomery County MD GO, Prere.	5.000%	5/1/23	115	119
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,282
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,396
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,665
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,835
	Prince George's County MD GO	5.000%	7/1/37	6,435	7,051
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,674
					431,420
Massachusetts (4.6%)
	Attleboro MA GO	2.625%	10/15/50	3,330	2,041
	Belmont MA GO	5.000%	6/1/23	1,090	1,102
	Boston MA GO	5.000%	11/1/30	10,430	11,645
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,100
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	8,035	8,257
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,695
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	165
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	538
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	779
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	481
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	623
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,092
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	361
	Commonwealth of Massachusetts GO	5.000%	10/1/23	30,900	31,392
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	102
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,646
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/23	2,400	2,459
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,148
	Commonwealth of Massachusetts GO	5.000%	8/1/24	23,920	24,643
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,122
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	310
	Commonwealth of Massachusetts GO	5.000%	11/1/24	5,000	5,171
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,208
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,153
	Commonwealth of Massachusetts GO	5.000%	1/1/25	6,470	6,705
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,004
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	8,149
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,004
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,302
	Commonwealth of Massachusetts GO	5.000%	8/1/25	675	706
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,638
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,769
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	727
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	246
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	829
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	430
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,860	3,022
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	819
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	106
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,118
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	700
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,417
	Commonwealth of Massachusetts GO	5.000%	1/1/27	195	207
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	958
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	137
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	1,867
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,574
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,779
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,556
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	24
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,081
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,979
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	5,878
	Commonwealth of Massachusetts GO	5.000%	5/1/29	5,615	5,656
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	104
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	5,019
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	120
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	110
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,561
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,718
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,201
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	9,895	11,221
	Commonwealth of Massachusetts GO	5.000%	5/1/31	8,500	8,557
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	250
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	6,433
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,058
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,002
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,040
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	11,014
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,245	1,308
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,136
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,540
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	113
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,570
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	201
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	219
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,809
	Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,646
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,000	2,051
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	641
	Commonwealth of Massachusetts GO	3.000%	11/1/35	4,235	3,594
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	125
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	941
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,100
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,250	5,113
	Commonwealth of Massachusetts GO	5.000%	7/1/37	1,060	1,129
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	194
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	107
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	3,879
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,060
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	7,148
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	801
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	1,990
	Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,406
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,438
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	310
	Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,882
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	390
	Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,486
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,249
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	498
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,810
	Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	1,823
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,011
	Commonwealth of Massachusetts GO	4.000%	2/1/42	2,580	2,338
	Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	3,874
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,002
	Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,078
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	445
	Commonwealth of Massachusetts GO	3.000%	4/1/44	8,635	6,383
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	229
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,554
	Commonwealth of Massachusetts GO	5.000%	7/1/45	5,535	5,728
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	876
	Commonwealth of Massachusetts GO	5.000%	11/1/45	1,385	1,439
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,236
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	873
	Commonwealth of Massachusetts GO	5.000%	3/1/46	18,045	18,164
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,025	1,766
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,373
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,965	3,566
	Commonwealth of Massachusetts GO	4.000%	12/1/46	3,140	2,738
	Commonwealth of Massachusetts GO	3.000%	3/1/47	19,235	13,692
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,540
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,076
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,100	1,122
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,054
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,631
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	8,154
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,056
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	11,962
	Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,188
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	7,429
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	9,451
	Commonwealth of Massachusetts GO	2.125%	4/1/51	7,500	4,025
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	26,000	26,257
	Commonwealth of Massachusetts GO, Prere.	5.000%	5/1/23	300	300
	Commonwealth of Massachusetts GO, Prere.	5.000%	5/1/23	1,000	1,000
	Commonwealth of Massachusetts GO, Prere.	5.000%	5/1/23	205	205
	Commonwealth of Massachusetts GO, Prere.	5.000%	5/1/23	475	475
[8]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	28,000	31,131
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	104
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	110
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	265
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	276
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	285
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,792
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	3,744
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	16,930	14,760
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,129
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,514
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	8,575
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,486
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	2,000	2,070
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,186
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,108
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,617
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	132
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,271
	Easton MA GO	2.500%	10/15/46	3,000	1,844
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/25	1,080	1,128
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/24	140	144
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/23	650	660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	808
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	13,907
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	144
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,293
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	191
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	5,825
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	200
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	984
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	2,947
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	3,767
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	9,601
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,470
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	994
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	155
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,050
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	122
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,698
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	512
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,024
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	5,000	5,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	781
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	968
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	12,380	13,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	19,752
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,032
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	983
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,480
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	5,310	5,321
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	5,765
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	995
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	12,700	12,720
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	463
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	6,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	2,047
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	735
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	8,991
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,838
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	23,605	23,741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,775	3,976
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	5,649
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	4,225	3,234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	15,000	15,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,120
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	271
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	946
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	145
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	177
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,090
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	616
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,374
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,238
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,610	13,933
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	4,912
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	7,435	7,576
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,055
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	5,157
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/22	2,485	2,509
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/23	20,640	21,745
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	910
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,029
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,841
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	1,070	1,164
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	117
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	116
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	1,430	1,551
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	2,960	3,253
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	90
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	912
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,123
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,123
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,521
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	554
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	35
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	2/1/23	320	339
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	23,017
	Quincy MA GO	5.000%	6/1/23	845	854
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,505
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,928
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	4,877
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,264
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,000	31,123
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	5/1/23	495	495
	Worcester MA GO	2.000%	2/1/47	7,960	4,374
					1,042,176
Michigan (1.1%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	171
[1,10]	Detroit City School District GO	6.000%	5/1/29	7,430	8,037
[1,10]	Detroit City School District GO	5.250%	5/1/30	4,720	5,216
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	310
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	775
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	7,661
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,005
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,298
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,090
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	163
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,069
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	78
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	665
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,418
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,334
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,806
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	25,385
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	873
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	13,025	13,059
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	6,924
	Lansing Community College GO	3.000%	5/1/49	1,720	1,147
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,039
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	5,621
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	884
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,754
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,110	4,379
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,375
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	2,938
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,559
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,497
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,590
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	436
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	738
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	117
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,342
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	256
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	768
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	254
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	711
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	786
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	514
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,601
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,680	2,750
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,663
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	410
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	9,050	9,288
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,016
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	8,122
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	147
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,362
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	707
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,577
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	503
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,125	947
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	1,625	1,687
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	520	524
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	521
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,700	9,852
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	1,953
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,146
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,363
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	5,365	5,389
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	3,500	2,358
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,250
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,676
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	3,548
	Michigan State University College & University Revenue	5.000%	2/15/44	1,500	1,544
	Michigan State University College & University Revenue	5.000%	2/15/48	275	282
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,220	1,330
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	6,459
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,397
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	71
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	1,150	1,036
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	1,150	1,027
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	4,000	4,214
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,698
	Novi Community School District GO	4.000%	5/1/47	1,200	1,025
	University of Michigan College & University Revenue	5.000%	4/1/23	70	71
	University of Michigan College & University Revenue	5.000%	4/1/24	310	318
	University of Michigan College & University Revenue, ETM	5.000%	4/1/23	130	131
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/23	1,030	1,087
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,575
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,356
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,725
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,013
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	567
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	4,894
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,081
	Wayne State University College & University Revenue	5.000%	11/15/43	20	20
					254,323
Minnesota (0.7%)
	Hennepin County MN GO	5.000%	12/15/36	6,515	6,984
	Metropolitan Council GAN GO	5.000%	12/1/25	25,740	27,008
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,614
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,765
	Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	10,629
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	3,580	3,765
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/52	2,500	2,098
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,753
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,041
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	819
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	294
	Minnesota Appropriations Revenue	5.000%	3/1/24	6,160	6,299
	Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,143
	Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	1,987
	Minnesota GO	2.000%	8/1/23	10,000	9,873
	Minnesota GO	5.000%	8/1/23	1,000	1,014
	Minnesota GO	5.000%	8/1/23	6,455	6,543
	Minnesota GO	5.000%	8/1/24	400	412
	Minnesota GO	5.000%	8/1/24	250	258
	Minnesota GO	5.000%	9/1/24	1,300	1,341
	Minnesota GO	4.000%	10/1/24	960	967
	Minnesota GO	5.000%	10/1/24	1,000	1,033
	Minnesota GO	4.000%	10/1/25	1,475	1,490
	Minnesota GO	5.000%	8/1/27	2,630	2,747
	Minnesota GO	5.000%	8/1/27	3,215	3,408
	Minnesota GO	5.000%	9/1/28	10,910	11,878
	Minnesota GO	5.000%	9/1/30	5,000	5,556
	Minnesota GO	5.000%	9/1/32	2,500	2,771
	Minnesota GO	4.000%	9/1/33	5,000	5,042
	Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,375	2,389
	Scott County MN GO	3.000%	12/1/36	1,645	1,403
	University of Minnesota College & University Revenue	5.000%	9/1/40	1,240	1,292
	University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,359
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/23	5,350	5,458
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	204
					159,637
Mississippi (0.1%)
	Mississippi GO	5.000%	10/1/26	3,360	3,518
	Mississippi GO	5.000%	10/1/27	1,160	1,245
	Mississippi GO	5.000%	10/1/28	1,410	1,512
	Mississippi GO	5.000%	10/1/30	880	941
	Mississippi GO	4.000%	10/1/35	3,740	3,589
	Mississippi GO	4.000%	10/1/36	1,265	1,207
	Mississippi GO, Prere.	5.000%	4/1/23	220	237
	Mississippi GO, Prere.	5.000%	4/1/23	1,500	1,572
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,182
					22,003
Missouri (0.4%)
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	36
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	308
	Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	2,972
	Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,324
	Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,079
	Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,131
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	505
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	2,000	1,849
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	434
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	594
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	590
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	800
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	850
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	8,815	9,151
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	773
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,180
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	425
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	50
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	195	202
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,695
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,846
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,858
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/30	1,200	1,220
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	85
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	101
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,760
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,297
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	491
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	156
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	15,002
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	848
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,360
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,084
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	549
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	436
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	316
	University of Missouri College & University Revenue	5.000%	11/1/30	6,065	6,642
					80,999
Nebraska (0.4%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,068
[1]	Fremont School District GO	5.000%	12/15/30	200	219
[1]	Fremont School District GO	5.000%	12/15/31	250	273
[1]	Fremont School District GO	5.000%	12/15/32	275	301
[1]	Fremont School District GO	4.000%	12/15/33	420	416
[1]	Fremont School District GO	4.000%	12/15/34	550	544
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,870
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,739
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,072
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	164
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	7,035	6,620
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	8,963
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,350
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,102
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	9,475	8,528
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	11,580	9,812
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,920	1,975
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,497
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,767
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,096
	Omaha School District GO	4.000%	12/15/31	6,100	6,113
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	8,756
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,132
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	8,981
					99,358
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	1,120	1,133
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,698
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,295
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,107
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	106
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,265
	Clark County NV GO	5.000%	11/1/26	270	287
	Clark County NV GO	5.000%	11/1/27	495	526
	Clark County NV GO	5.000%	11/1/28	80	85
	Clark County NV GO	4.000%	6/1/31	565	572
	Clark County NV GO	4.000%	11/1/31	860	870
	Clark County NV GO	4.000%	6/1/32	10,475	10,596
	Clark County NV GO	4.000%	11/1/32	990	994
	Clark County NV GO	5.000%	6/1/43	12,105	12,460
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV GO	4.000%	7/1/44	5,050	4,481
	Clark County NV GO	5.000%	5/1/48	5,100	5,197
	Clark County School District GO	5.000%	6/15/23	2,445	2,470
	Clark County School District GO	5.000%	6/15/23	740	748
	Clark County School District GO	5.000%	6/15/24	340	348
	Clark County School District GO	5.000%	6/15/24	245	251
	Clark County School District GO	5.000%	6/15/25	1,860	1,930
	Clark County School District GO	5.000%	6/15/26	100	104
	Clark County School District GO	5.000%	6/15/26	145	152
	Clark County School District GO	5.000%	6/15/28	4,320	4,507
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,252
[1]	Clark County School District GO	3.000%	6/15/39	800	596
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	632
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	945
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	5,078
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	19,000	20,430
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,090	3,633
	Henderson NV GO	4.000%	6/1/50	3,175	2,739
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	183
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	167
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	13,713
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	166
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	1,815
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	6,947
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	611
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	261
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,076
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	10,856
	Las Vegas Valley Water District GO	5.000%	6/1/46	5,345	5,451
	Nevada COP	5.000%	6/1/43	10,145	10,242
	Nevada GO	5.000%	11/1/24	290	300
	Nevada GO	5.000%	4/1/26	130	135
	Nevada GO	5.000%	11/1/26	1,005	1,045
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	283
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	890	939
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,125	4,342
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	273
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	435
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	883
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	101
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	218
					157,929
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,115
New Jersey (4.9%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	15
[6]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,439
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	7,700	8,216
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	623
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	395
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	700
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	102
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	867
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	428
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	679
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	13,535	13,594
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	958
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,516
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,190
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,234
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	2,955
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	1,360	1,396
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	117
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,530
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	6,568
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	11,480	11,767
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	990
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	80	80
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,911
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	6,780	6,971
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	8,215	8,546
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	2,004
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	958
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,221
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,520	1,527
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,572
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,508
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	376
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	525
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	350
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,625	1,617
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,119
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	3,095	3,028
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	97
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,078
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	1,783
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,539
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	172
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	519
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	12/15/22	140	142
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/22	1,105	1,166
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	45	46
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	590	606
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	920	946
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	115	118
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	2,000	2,055
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	12/15/22	5,000	5,253
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	12/15/22	4,750	4,991
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,830	2,847
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	600	604
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	900	905
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,510	1,519
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,031
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,489
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	12/15/22	240	242
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	12/15/22	34,070	34,413
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,081
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,044
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	575
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	3,430	3,473
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	5,979
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	957
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,136
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,970	2,043
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	175
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,120
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,511
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	4,225	3,774
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	3,565
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	2,500	2,222
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	2,505	2,198
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	577
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/23	630	638
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	10,000	9,908
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,038
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,266
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,534
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	126
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,275	2,176
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	620
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	311
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,065
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	300
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	127
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	195
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	710
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,132
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	629
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	988
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	634
	New Jersey GO	4.000%	6/1/23	3,325	3,337
	New Jersey GO	5.000%	6/1/24	8,365	8,563
	New Jersey GO	5.000%	6/1/25	6,460	6,704
	New Jersey GO	2.000%	6/1/26	2,000	1,847
	New Jersey GO	5.000%	6/1/26	27,885	29,259
	New Jersey GO	5.000%	6/1/26	165	171
	New Jersey GO	2.000%	6/1/27	5,000	4,508
	New Jersey GO	5.000%	6/1/27	26,565	28,168
	New Jersey GO	5.000%	6/1/27	560	580
	New Jersey GO	5.000%	6/1/28	125	129
	New Jersey GO	5.000%	6/1/28	17,150	18,355
	New Jersey GO	5.000%	6/1/29	8,210	8,869
	New Jersey GO	4.000%	6/1/30	5,370	5,421
	New Jersey GO	4.000%	6/1/31	11,300	11,277
	New Jersey GO	3.000%	6/1/32	12,395	10,731
	New Jersey GO	4.000%	6/1/32	2,000	1,986
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	845	853
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	8,330	8,406
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,585
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,068
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,282
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,389
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	9,875	8,989
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	1,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,222
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	335	336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	12,025	12,052
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,262
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	300
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,295	2,341
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,314
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,521
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	1,903
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	1,907
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,038
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,615	4,770
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,745	7,982
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,115	16,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,469
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	1,929
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,548
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	17,770	12,990
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,750	15,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	5,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	22,570	23,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,181
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,945	2,712
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,200	7,373
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	17,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,825	2,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	6,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,595	7,692
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	35,020	21,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	6,500	6,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	2,772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,027
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	7,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	5,637
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,000
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	81
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,268
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	2,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	3,095	1,293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	2,050	1,778
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	1,839
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	3,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	2,675	2,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,155	4,551
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	6,635	6,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,000	1,678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	8,538
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	4,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	857
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,000	1,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,315
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	1,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	3,920	3,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	2,140	1,881
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	1,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	696
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	860	721
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,473
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	4,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	48
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	4,689
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,138
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	964
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	3,827
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	890
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	995
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,170	2,786
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	1,773
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	5,897
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	6,271
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	491
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	7,730	6,387
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	11,914
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	2,879
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	1,739
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	3,063
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	1,853
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	12,210	9,754
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	31,750	30,216
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	7,376
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	711
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	939
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	539
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	409
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,875	1,915
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	5,000	5,063
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	230
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	553
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	450
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	886
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	81
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,312
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,004
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	975
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	329
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	412
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,100	1,127
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	9,915	10,410
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	5,825	5,966
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	948
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,161
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	274
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	530
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,708
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	273
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,783
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	580	607
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	470
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	476
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	525
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	6,395	6,525
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,069
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	6,065	6,325
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	564
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	520
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	6,958
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	929
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,245	12,626
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	12,645	11,477
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,075
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	8,200	7,257
[2]	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	7,610	7,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,140	7,219
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	152
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	981
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	12,277
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	9,165
[2]	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	9,441
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,811
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	15,162
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	12,484
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/23	445	446
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,965	3,977
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	6,600	6,787
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,230	1,234
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	545	547
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,320	1,324
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,003
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	125	125
[1]	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	115	115
[8]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	437
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,810
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	80
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,209
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	7,875
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,382
[3]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,100	1,116
					1,103,986
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	18,760	18,972
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	10,545	10,840
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	63
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	54
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	81
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,035	3,341
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	437
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	12,975	13,132
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,781
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	7,435
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,259
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	15,000	16,440
					89,835
New York (22.9%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	168
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	265
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,532
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,020
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	364
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	156
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,476
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,029
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,730
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,304
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	886
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,242
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	490
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	205
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	5,894
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	611
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	27,255	27,552
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,180	1,874
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,031
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	3,256
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	2,000	1,700
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	5,894
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	96
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	274
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,776
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	352
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	6,631
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,935	1,903
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	634
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,152
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,457
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,649
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	215
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,725
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	6,694
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,123
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,178
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/22	500	500
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	559
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,076
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	381
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	430
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	428
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,328
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	345
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	985
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,220
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	161
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	389
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	12,505	12,873
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	864
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	559
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,070
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,507
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	6,999
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,245	1,246
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	420
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	6,560	6,566
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	495
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,500	4,504
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,524
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	696
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	4,555	2,914
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	535
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	4,065	4,067
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	27,455	27,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	846
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	491
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	451
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	7,981
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	510
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,580	3,583
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,033
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,419
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,869
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,424
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,252
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	865
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,750	2,816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	490	490
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	20	20
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,423
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,826
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	8,835	9,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	456
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	140	140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	10	10
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,681
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,695
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,212
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	1,934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	3,909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	222
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,476
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	204
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	395	395
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	880
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	416
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,284
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	2,342
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	243
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	927
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	570
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	248
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	1,827
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,427
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,687
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	995
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,507
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	10,665
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,585	1,553
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	587
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	215
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	797
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,493
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	269
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	431
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	581
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	2,070	2,002
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,258
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	85
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,155	982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	18,260	17,596
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,955	3,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	921
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	470
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,800
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	474
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,043
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,015	824
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	168
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,230	1,160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	785	786
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	494
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	4,270
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	349
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	234
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	820	769
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,219
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	15,891
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	914
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,278
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	79
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	17,905	15,864
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	691
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	6,306
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,560
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	729
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,293
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	4,290
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,646
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	142
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	3,870
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	4,993
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	19,825	15,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,895	3,533
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	9,481
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	15,300	11,700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,107
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	418
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	26,500	20,128
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,251
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	9,544
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,017
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,032
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	12,370	11,615
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,041
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,456
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,435	4,144
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,675	4,467
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,515
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	239
[13]	Metropolitan Transportation Authority Transit Revenue VRDO	1.600%	11/1/22	3,950	3,950
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	115	117
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,291
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	50
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	220
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	355	358
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	330	330
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	255	260
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,025
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	301
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	5,419
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,172
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	7,906
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,504
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,484
	Nassau County NY GO	5.000%	10/1/23	3,155	3,202
	Nassau County NY GO	5.000%	10/1/27	975	1,035
	Nassau County NY GO	5.000%	4/1/39	250	251
	Nassau County NY GO	5.000%	4/1/43	390	392
	Nassau County NY GO	4.125%	4/1/47	3,000	2,650
[1]	Nassau County NY GO	4.125%	4/1/47	19,000	16,921
	Nassau County NY GO	4.250%	4/1/52	3,000	2,545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,451
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,650	1,487
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	910
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,671
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,274
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,675	1,042
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,758
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	392
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	797
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	594
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,000	5,159
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,090	4,418
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,211
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,575	2,998
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	5,000	3,129
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	78
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	8,244
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	185	188
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	130	134
61

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	680	681
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	315	321
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	830	846
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	3,615	3,687
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,375	1,435
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,882
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	1,100	1,164
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	735	766
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,900	4,122
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	698
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,985	2,206
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,119
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	3,900	3,925
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	1,230	1,238
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	695	699
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,195
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,565	3,668
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,545	6,626
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,155	6,231
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	5,000	5,248
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10	9
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	910
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,440
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	378
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,000	21,896
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	435	438
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,245	2,314
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,850	1,897
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	27,285	27,856
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	638
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,200	1,225
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	510
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	4,591
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,825	1,661
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,062
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,265	2,320
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,147
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	8,131
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	6,979
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	11,447
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	3,035	2,698
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,000	5,335
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	11,936
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	160	165
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	7,730	6,720
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,178
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	153
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	15,347
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	2,934
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,618
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,514
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,100	944
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	7,488
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	15,580	15,603
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	10,064
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	15,385	15,469
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	823
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	12,030	9,396
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	22,322
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,019
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	4,463
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,020	9,368
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	8,068
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,000	5,063
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,500	3,633
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	820	556
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	6,750	5,713
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/22	265	277
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/22	2,000	2,087
62

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,676
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	177
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	422
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	1,910
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,122
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	4,893
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	264
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	552
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,750	2,914
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,555	1,633
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,297
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	960
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	766
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,180
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,120
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	632
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	6,685	6,351
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	5,698
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,373
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	1,966
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	14,999
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	607
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	8,429
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	3,394
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	772
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	120
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,013
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	4,000	4,186
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,000	1,058
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	7,000	7,498
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	314
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	18,402
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,250	3,413
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,401
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,782
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	194
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,205
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	703
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	254
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	2,010	1,889
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,290
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	305
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	7,500	6,963
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	3,696
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	2,000	1,855
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	261
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	2,731
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,435	3,105
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	3,993
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	5,000	3,732
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	365
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,157
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,720	2,761
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	5,563
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	35,125	35,614
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,593
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,054
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	6,170	4,254
New York City Transitional Finance Authority Future Tax Sales Tax Revenue	5.000%	2/1/33	2,190	2,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	380	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	763
63

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	5,550	5,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,915	2,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	5,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,725	1,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,090	4,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,085	3,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,010	1,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,000	1,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,105	1,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	9,000	9,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,282
64

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,950	3,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,675	1,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	9,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	1,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,855	4,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,765	1,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,340	1,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,455	2,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	6,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	9,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	12,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	10,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,706
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	1,877
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	1,979
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,148
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,187
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	3,840	3,993
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,130	1,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	4,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	381
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,647
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,581
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,502
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	24,135	24,491
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,576
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	628
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	10,855
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	10,971
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	4,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	9,921
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	5,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,660
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,456
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	5,000	5,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	11,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	5,255	5,366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	638
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,553
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,876
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	9,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,781
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	10,275	10,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,440	9,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	5,634
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,578
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,551
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	20,430	18,068
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,000	5,306
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,659
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	130	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	9,500	9,764
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	655
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	6,000	6,152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	3,800	3,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	4,620	3,286
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	11,275	9,738
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,695	5,777
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,147
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	3,603
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	6,440
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	1,761
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,072
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	5,000	5,098
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	17,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	2,767
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	4,269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	9,699
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	12,000	12,484
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	6,781
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	4,733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,677
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	838
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	15,965	16,206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	11/1/22	16,100	16,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	70	71
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	17,331
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	128
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	102
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	9,675	9,801
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,613
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,219
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,225
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	166
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	795
	New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	694
	New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,299
	New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	928
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	255
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,726
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,574
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,194
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,515	3,864
	New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	204
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,866
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	2,005	2,169
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,873
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,603
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,507
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,012
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	6,765	6,913
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,699
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,071
	New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,857
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,830
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,691
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,505
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	116
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,016
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,570	10,630
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	906
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	11,615	11,678
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,381
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	21,075	21,511
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,756
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	4,232
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	4,890	4,102
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	303
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	270	273
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/22	8,015	8,105
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/22	6,370	6,647
	New York City Water & Sewer Water Revenue	5.000%	6/15/27	7,455	7,845
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	133
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	343
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	651
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	202
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	245
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,471
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	108
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	84
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,863
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	750
	New York NY GO	5.000%	8/1/23	6,500	6,529
	New York NY GO	5.000%	8/1/23	1,670	1,693
	New York NY GO	5.000%	8/1/23	290	294
	New York NY GO	5.000%	8/1/23	275	279
	New York NY GO	5.000%	8/1/23	100	101
	New York NY GO	5.000%	8/1/23	5,200	5,271
	New York NY GO	5.000%	8/1/23	2,910	2,950
	New York NY GO	5.000%	8/1/23	5,275	5,347
	New York NY GO	5.000%	8/1/23	325	329
	New York NY GO	5.000%	8/1/23	815	826
	New York NY GO	5.000%	8/1/23	1,025	1,039
	New York NY GO	5.000%	8/1/23	690	699
	New York NY GO	5.000%	8/1/24	310	310
	New York NY GO	5.000%	8/1/24	710	711
	New York NY GO	5.000%	8/1/24	10,260	10,394
	New York NY GO	5.000%	8/1/24	3,045	3,137
	New York NY GO	5.000%	8/1/24	1,120	1,154
	New York NY GO	5.000%	8/1/24	745	768
	New York NY GO	5.000%	8/1/24	365	376
	New York NY GO	5.000%	8/1/24	1,000	1,030
	New York NY GO	5.000%	8/1/24	2,730	2,813
	New York NY GO	5.000%	8/1/24	1,050	1,082
	New York NY GO	5.000%	8/1/24	1,350	1,391
	New York NY GO	5.000%	8/1/24	210	211
	New York NY GO	5.000%	8/1/24	825	850
	New York NY GO	5.000%	8/1/24	250	251
	New York NY GO	5.000%	8/1/24	13,750	14,165
	New York NY GO	5.000%	8/1/25	605	608
	New York NY GO	5.000%	8/1/25	2,195	2,223
	New York NY GO	5.000%	8/1/25	1,260	1,315
	New York NY GO	5.000%	8/1/25	1,465	1,505
	New York NY GO	5.000%	8/1/25	2,285	2,384
	New York NY GO	5.000%	8/1/25	745	770
	New York NY GO	5.000%	8/1/25	675	704
	New York NY GO	5.000%	8/1/25	11,200	11,687
	New York NY GO	5.000%	8/1/25	1,115	1,163
	New York NY GO	5.000%	8/1/25	4,570	4,769
	New York NY GO	5.000%	8/1/25	1,780	1,857
	New York NY GO	5.000%	8/1/25	1,405	1,466
	New York NY GO	5.000%	8/1/25	5,025	5,046
	New York NY GO	5.000%	8/1/25	10,905	11,379
	New York NY GO	5.000%	3/1/26	2,710	2,765
	New York NY GO	5.000%	3/1/26	3,285	3,455
	New York NY GO	5.000%	8/1/26	2,095	2,203
	New York NY GO	5.000%	8/1/26	5,535	5,757
	New York NY GO	5.000%	8/1/26	6,270	6,630
	New York NY GO	5.000%	8/1/26	2,295	2,427
	New York NY GO	5.000%	8/1/26	1,255	1,288
	New York NY GO	5.000%	8/1/26	220	233
	New York NY GO	5.000%	8/1/26	635	671
	New York NY GO	5.000%	8/1/26	27,590	29,174
	New York NY GO	5.000%	8/1/26	85	85
	New York NY GO	5.000%	8/1/26	3,050	3,225
	New York NY GO	5.000%	8/1/26	1,130	1,195
	New York NY GO	5.000%	3/1/27	1,675	1,707
	New York NY GO	5.000%	8/1/27	4,120	4,332
	New York NY GO	5.000%	8/1/27	1,450	1,508
	New York NY GO	5.000%	8/1/27	1,255	1,296
	New York NY GO	5.000%	8/1/27	4,355	4,610
	New York NY GO	5.000%	8/1/27	2,925	3,123
	New York NY GO	5.000%	8/1/27	875	886
	New York NY GO	5.000%	8/1/27	195	200
68

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/27	475	505
New York NY GO	5.000%	8/1/27	110	118
New York NY GO	5.000%	8/1/27	5,250	5,617
New York NY GO	5.000%	3/1/28	2,000	2,037
New York NY GO	5.000%	8/1/28	2,740	2,751
New York NY GO	5.000%	8/1/28	240	249
New York NY GO	5.000%	8/1/28	1,055	1,086
New York NY GO	5.000%	8/1/28	330	348
New York NY GO	5.000%	8/1/28	5,500	5,836
New York NY GO	5.000%	8/1/28	3,305	3,529
New York NY GO	5.000%	8/1/28	555	596
New York NY GO	5.000%	8/1/28	1,000	1,081
New York NY GO	5.000%	8/1/28	5,160	5,401
New York NY GO	5.000%	8/1/28	11,300	12,217
New York NY GO	5.000%	8/1/28	6,200	6,703
New York NY GO	5.000%	8/1/28	1,070	1,157
New York NY GO	5.000%	8/1/29	500	506
New York NY GO	5.000%	8/1/29	395	406
New York NY GO	5.000%	8/1/29	6,300	6,601
New York NY GO	5.000%	8/1/29	50	52
New York NY GO	5.000%	8/1/29	2,375	2,549
New York NY GO	5.000%	8/1/29	15,035	16,417
New York NY GO	5.000%	8/1/29	255	256
New York NY GO	5.000%	8/1/29	1,000	1,092
New York NY GO	5.000%	8/1/29	13,235	14,451
New York NY GO	5.000%	8/1/29	1,000	1,092
New York NY GO	5.000%	8/1/30	3,885	4,030
New York NY GO	5.000%	8/1/30	2,230	2,324
New York NY GO	5.000%	8/1/30	3,585	3,737
New York NY GO	5.000%	8/1/30	495	530
New York NY GO	5.000%	8/1/30	5,315	5,849
New York NY GO	5.000%	8/1/30	7,280	8,011
New York NY GO	5.000%	8/1/30	14,000	15,406
New York NY GO	5.000%	8/1/30	4,070	4,479
New York NY GO	5.000%	10/1/30	3,000	3,273
New York NY GO	5.000%	12/1/30	490	512
New York NY GO	5.000%	8/1/31	5,515	5,697
New York NY GO	5.000%	8/1/31	85	87
New York NY GO	5.000%	8/1/31	13,205	14,469
New York NY GO	5.000%	8/1/31	3,130	3,430
New York NY GO	5.000%	10/1/31	3,000	3,319
New York NY GO	5.250%	10/1/31	5,500	5,912
New York NY GO	5.000%	12/1/31	200	208
New York NY GO	4.000%	8/1/32	350	351
New York NY GO	5.000%	8/1/32	110	112
New York NY GO	5.000%	8/1/32	1,120	1,196
New York NY GO	5.000%	8/1/32	5,000	5,422
New York NY GO	5.000%	8/1/32	1,655	1,795
New York NY GO	5.000%	8/1/32	170	174
New York NY GO	5.000%	8/1/32	1,500	1,627
New York NY GO	4.000%	3/1/33	125	125
New York NY GO	5.000%	4/1/33	4,440	4,795
New York NY GO	5.000%	8/1/33	1,250	1,262
New York NY GO	5.000%	8/1/33	1,000	1,022
New York NY GO	5.000%	8/1/33	1,500	1,609
New York NY GO	5.000%	8/1/33	3,205	3,439
New York NY GO	4.000%	8/1/34	2,750	2,613
New York NY GO	5.000%	12/1/34	100	103
New York NY GO	3.000%	3/1/35	2,000	1,666
New York NY GO	5.000%	6/1/35	5,000	5,116
New York NY GO	5.000%	10/1/35	700	727
New York NY GO	5.000%	12/1/35	820	844
New York NY GO	5.000%	6/1/36	130	133
New York NY GO	3.000%	8/1/36	2,000	1,624
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	927
New York NY GO	4.000%	8/1/37	485	449
New York NY GO	5.000%	8/1/37	1,000	1,025
New York NY GO	5.000%	10/1/37	1,245	1,320
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	12/1/37	3,100	3,194
	New York NY GO	5.000%	12/1/37	350	360
	New York NY GO	4.000%	3/1/38	2,145	1,960
	New York NY GO	5.250%	5/1/38	5,165	5,566
	New York NY GO	4.750%	8/1/38	4,455	4,492
	New York NY GO	5.000%	8/1/38	7,075	7,243
	New York NY GO	5.000%	10/1/38	4,005	4,101
	New York NY GO	5.000%	12/1/38	1,000	1,025
	New York NY GO	5.000%	12/1/38	10,000	10,269
	New York NY GO	4.000%	3/1/39	1,440	1,301
	New York NY GO	5.000%	3/1/39	4,500	4,701
	New York NY GO	5.000%	4/1/39	4,000	4,083
	New York NY GO	5.250%	5/1/39	4,425	4,745
	New York NY GO	4.000%	8/1/39	595	537
	New York NY GO	4.000%	8/1/39	17,000	15,331
	New York NY GO	5.000%	8/1/39	10,095	10,442
	New York NY GO	5.250%	10/1/39	1,000	1,075
	New York NY GO	4.250%	5/1/40	11,500	10,638
	New York NY GO	5.250%	5/1/40	4,500	4,805
	New York NY GO	4.000%	8/1/40	4,230	3,787
	New York NY GO	4.000%	8/1/40	8,550	7,654
	New York NY GO	4.000%	10/1/40	6,000	5,367
	New York NY GO	4.000%	10/1/40	500	447
	New York NY GO	4.000%	8/1/41	605	535
	New York NY GO	3.000%	10/1/41	5,000	3,715
	New York NY GO	5.000%	12/1/41	1,245	1,267
	New York NY GO	4.000%	8/1/42	7,160	6,277
	New York NY GO	5.000%	9/1/42	1,480	1,528
	New York NY GO	5.250%	10/1/42	1,000	1,059
	New York NY GO	4.000%	12/1/42	1,205	1,053
	New York NY GO	5.000%	4/1/43	19,495	19,686
	New York NY GO	5.000%	8/1/43	2,660	2,728
	New York NY GO	5.000%	10/1/43	5,000	5,132
	New York NY GO	5.250%	10/1/43	2,000	2,110
	New York NY GO	4.000%	12/1/43	510	443
	New York NY GO	5.000%	12/1/44	10,500	10,597
	New York NY GO	5.500%	5/1/46	2,000	2,150
	New York NY GO	4.000%	9/1/46	5,000	4,311
	New York NY GO	5.000%	8/1/47	18,000	18,373
	New York NY GO	5.250%	10/1/47	12,500	13,063
	New York NY GO	4.500%	5/1/49	3,550	3,305
	New York NY GO	4.000%	3/1/50	8,750	7,420
	New York NY GO	3.000%	3/1/51	1,970	1,325
	New York NY GO VRDO	1.600%	11/1/22	900	900
[4]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,075
	New York NY GO, Prere.	5.000%	2/1/23	350	352
	New York NY GO, Prere.	5.000%	3/1/23	980	986
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,641
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,600
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	1,020	872
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	5,178
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	7,500	6,053
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	225
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,550
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	818
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	22
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,620	4,793
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,195	1,238
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	528
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	742
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,495
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,459
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	628
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	4,520	4,774
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,460
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	1,992
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,573
70

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,474
New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	767
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,337
New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	2,850
New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,192
New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	4,835
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	102
New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	863
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	7,539
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	389
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,433
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	193
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	8,000	8,458
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,836
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	10,355	10,586
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,596
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	1,896
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	808
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	1/1/23	1,300	1,316
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,725
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,147
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	116
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	880
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	302
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	739
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	106
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,427
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,560
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,722
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,102
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,550
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	331
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,900	5,146
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	712
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	9,165	9,706
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,126
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,137
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,464
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,034
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,214
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	50,000	53,731
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,665	2,671
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	765
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	81
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	635
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	258
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,045
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	12,693
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	425	433
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	140
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	229
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,031
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	698
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	695
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,094
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	682
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,022
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	648
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	383
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	1,968
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	3,260	3,321
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	6,155	6,774
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	947
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,565	3,661
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,364
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,040	1,068
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	4,995
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,635	1,665
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	7,445	7,691
71

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,501
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,694
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,639
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	407
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,133
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,942
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	965
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,259
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	43
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,939
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	375
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	1,110	966
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	8,120
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	9,553
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	794
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	446
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,250	5,394
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,416
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,707
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	9,283
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,740
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,026
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	377
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	2,873
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,024
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	2,890
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	592
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	931
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,109
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	30,000	27,690
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,016
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,255
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,793
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,030
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,256
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,206
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,007
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	20,242
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,395
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	3,617
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,737
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,192
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,026
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,873
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,104
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,628
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,509
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	873
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,662
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	608
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	10,000	8,729
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	256
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,596
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	16,515	14,330
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	8,677
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,305	1,118
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	85
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,500	14,913
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,006
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,545
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	10,054
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	17,791
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	1,000	665
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	10,540	6,957
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	2,000	1,516
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	535	536
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	626
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,200	2,212
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,885	2,900
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	690	694
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	1,510	1,521
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	380	383
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	5,645	5,685
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,221
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	153
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	595	608
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	199
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	204
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,443
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	1,947
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,702
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	540
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	2,878
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,272
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,923
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,772
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,059
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	595	630
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,453
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	769
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	3,205	3,279
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/23	1,685	1,725
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/23	1,370	1,373
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/24	1,000	1,002
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/26	570	583
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/27	110	112
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/27	7,055	7,334
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	4,200	4,265
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,589
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	9,795	10,337
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,037
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,040	1,092
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	2,185	2,392
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,418
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,476
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	4,615
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,258
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,031
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,153
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,332
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,307
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	105
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,455	2,632
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,380	1,451
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	103
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,695
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,045
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,765
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,905	1,998
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	4/1/23	5	5
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	4/1/23	5	5
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,490
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	136
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	300	302
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,366
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	1,929
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	400	419
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	10,450	10,910
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,760
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,791
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,367
73

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,334
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	481
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	476
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,497
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	678
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,537
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,334
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,145
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,403
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,695	2,786
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,247
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,555	2,667
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	69
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	818
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,351
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	611
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	104
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,005
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,410
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	8,957
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,503
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,029
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,485
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,084
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	6,797
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	304
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,868
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,152
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	246
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	33,280	34,120
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	459
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,092
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	3,865
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	10,745	10,878
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,010	2,052
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,308
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,261
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	6,040	5,147
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	1,170	1,178
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,226
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,530	1,590
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	135	140
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,942
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	280	295
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,265	1,274
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,087
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,805	1,817
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,430
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,900	1,945
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,690	3,777
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	895	930
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,930	2,021
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	2,440	2,592
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	604
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	2,290	2,381
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	250	262
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	95	97
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,365	1,446
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	142
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,185
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,000	2,311
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,071
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	681
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	110
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	7,402
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	5,540	5,696
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	874
	New York State Thruway Authority Highway Income Tax Revenue	5.000%	3/15/31	10,000	10,961
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	401
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	2,855	2,863
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	525
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,592
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	362
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	7,880	8,117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,040
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,005
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,240
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,910	1,963
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,078
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,116
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,017
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	10,000	8,478
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,402
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	2,250	1,865
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	9,410	7,800
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	5,500	3,735
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	12,101
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,332
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	4,145
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,001
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	95
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,205	6,090
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	8,176
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	10,015
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	553
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,422
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,728
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,125	1,237
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,830	4,028
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	5,937
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	7,459
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	4,000	3,326
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	5,000	5,096
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	9,025	9,763
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	20,771
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,232
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,073
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	1,701
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	20,000	16,401
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	6,483
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	5,620
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	277
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	529
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	604
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,118
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	634
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	403
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	378
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	550	554
[8]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	3,928
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,979
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,636
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	230
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,769
[8]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,443
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,649
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	778
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,245	5,439
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,637
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,607
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,740	1,849
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	10,757
75

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	687
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,295	1,355
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	154
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	832
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	15,105	15,190
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	342
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	983
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,141
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,405
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	372
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	146
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	652
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,752
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	296
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,055	1,152
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,176
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	20,000	21,913
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	9,260	9,810
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,850	4,876
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	204
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	4,376
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	41,340	45,461
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,556
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	412
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,244
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	153
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,508
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,789
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	4,775
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	528
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,750
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	503
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	4,838
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,264
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,424
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	182
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,167
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	889
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	170
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,206
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	267
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	151
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,062
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	540
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,593
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	4,740
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,596
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	3,636
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,687
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	9,127
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	21,000	16,016
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,551
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,159
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	6,610	5,845
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,040
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,171
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,421
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,010	6,170
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,296
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	11,500	9,937
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	14,475
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	16,763
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	12,148
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	4,736
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	5,000	3,503
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,210	13,824
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	24,725	17,178
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	8,866
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	17,335	14,637
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	886
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	2,300	1,574
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	35	36
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,435
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	395	398
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	320	322
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	3,655	3,677
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	400	403
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	2,650	2,668
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	2,635	2,653
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	115	116
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	2,500	2,559
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	100	105
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	7,455	7,854
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	383
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	1,660	1,671
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	10
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	12,967
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	102
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	5,920
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,611
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,088
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	15,025
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	14,994
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	18,700	16,295
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	2,699
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,723
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	1,699
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	590
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,014
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	2,020	1,950
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	476
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,035
Oyster Bay NY GO	4.000%	11/1/22	820	820
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	127
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,506
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	587
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	336
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	522
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,175	4,350
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,915	4,076
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,303
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	192
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	601
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	14,946
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	4,015	4,069
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,488
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,529
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	97
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,173
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,285	1,178
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	980
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,546
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,015
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,786
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,545
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	9,535
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	5,308
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,095
77

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	177
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	885
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,179
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	429
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,475
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,055	2,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	3,675
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,479
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,365
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	10,639
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	206
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	305
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,034
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	4/15/23	6,160	6,252
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	5,380	5,565
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	1,100	1,138
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	3,155	3,263
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	3,120	3,227
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	7,095	7,339
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	4/15/23	1,080	1,117
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,081
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	194
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	1,910
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	8,000	7,335
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,129
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	110
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	358
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	545
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	561
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	429
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	532
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	514
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	258
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,382
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,325	2,438
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	336
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,856
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	260
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	267
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	939
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	488
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	187
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	485
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	14,910	15,862
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	1,812
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,805	4,032
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	1,946
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,210
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,170	3,346
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	1,999
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,381
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	446
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	600
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,575	1,632
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,037
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,241
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,552
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,409
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	2,350	2,398
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,170
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,322
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,421
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	7,703
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	8,755	8,864
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,031
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,213
78

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	11,061
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	8,631
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,783
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	1,170	968
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	2,981
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	6,152
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,990	3,038
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,013
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,059
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	817
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	2,025
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	16,335	13,235
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,026
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	9,000	9,531
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,655	2,826
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,000	3,283
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	4,235	3,636
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	2,892
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	4,929
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	7,705	6,464
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,000	1,678
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	2,000	2,008
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,083
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	12,101
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/57	1,000	1,013
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	15,530
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	31,000	33,123
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	3,000	3,276
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	3,000	3,302
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	20,025	22,088
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	1,932
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	923
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	4,710
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	7,090	7,168
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	313
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,376
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	198
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,398
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	268
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	69
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,167
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	90
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,187
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,195
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	13,000	13,925
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,000	3,251
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	147
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	8,712
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,504
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,296
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	5,515	5,750
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	13,000	14,352
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	31,525	32,801
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,993
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	426
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,129
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,304
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	9,694
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,483
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,477
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,237
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,662
				5,153,938
79

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (1.1%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	678
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	4,469
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,311
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	8,714
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/52	3,385	2,777
Charlotte NC COP	3.000%	6/1/48	5,000	3,487
Charlotte NC COP	4.000%	6/1/49	2,750	2,359
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	101
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,224
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/52	6,500	5,723
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,085
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,792
North Carolina Appropriations Revenue	5.000%	5/1/23	2,525	2,548
North Carolina Appropriations Revenue	5.000%	5/1/23	1,185	1,196
North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,314
North Carolina Appropriations Revenue	5.000%	5/1/24	2,140	2,196
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,570
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,329
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,108
North Carolina Appropriations Revenue	5.000%	6/1/25	865	901
North Carolina Appropriations Revenue	5.000%	5/1/26	11,030	11,640
North Carolina Appropriations Revenue	5.000%	5/1/26	405	415
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,715
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,255
North Carolina Appropriations Revenue	5.000%	5/1/27	195	200
North Carolina Appropriations Revenue	5.000%	5/1/30	1,550	1,645
North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	10,056
North Carolina Appropriations Revenue	4.000%	5/1/33	80	80
North Carolina Appropriations Revenue	4.000%	5/1/34	40	39
North Carolina Appropriations Revenue	5.000%	5/1/37	5,925	6,357
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	5,050	5,096
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	103
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	1,335	1,389
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	1,785	1,959
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,186
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,129
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	4/1/23	1,225	1,284
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	4/1/23	52,370	54,880
North Carolina GO	5.000%	6/1/23	5,215	5,272
North Carolina GO	5.000%	6/1/24	1,775	1,825
North Carolina GO	5.000%	6/1/25	1,895	1,978
North Carolina GO	5.000%	6/1/26	3,350	3,549
North Carolina GO	5.000%	6/1/26	1,070	1,133
North Carolina GO	5.000%	6/1/27	2,940	3,113
North Carolina GO	5.000%	6/1/28	1,900	2,067
North Carolina GO	5.000%	6/1/28	100	106
North Carolina GO	5.000%	6/1/29	1,505	1,656
North Carolina GO	2.125%	6/1/36	1,425	1,035
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,248
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,456
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,352
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	559
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	103
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	5,395
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	124
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	250
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	356
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	151
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	203
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	318
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	42
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,311
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,771
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	1,621
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	1,957
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,279
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,276
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	4,771
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,069
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,022
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	837
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,410
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	185
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	5,718
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,474
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	184
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,301
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,090
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	6,798
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,282
	Wake County NC GO	5.000%	3/1/23	510	513
					251,470
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	935
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	4,937
					5,872
Ohio (1.8%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	406
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	372
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,390	1,438
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	275
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,381
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	3,945	4,021
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	3,200	3,223
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,198
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,153
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,185
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelec Project)	5.000%	2/15/46	3,070	3,110
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,381
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,570
	Athens City School District GO	3.250%	12/1/48	2,775	1,919
[3]	Berea City School District GO	4.000%	12/1/53	250	210
	Brunswick City School District GO, Prere.	5.250%	12/1/22	500	506
	Brunswick City School District GO, Prere.	5.250%	12/1/22	640	648
[8]	Cincinnati City School District GO	5.250%	12/1/31	200	226
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	12/1/22	1,870	1,884
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,078
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/47	12,135	12,384
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project) Revenue	5.500%	8/1/52	7,345	7,498
	Columbus OH GO	5.000%	7/1/26	6,300	6,668
	Columbus OH GO	4.000%	4/1/31	4,000	4,044
	Columbus OH GO, Prere.	5.000%	1/1/23	1,250	1,265
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	227
	Columbus OH Sewer Revenue	5.000%	6/1/29	13,635	14,316
	Columbus OH Sewer Revenue	5.000%	6/1/30	2,420	2,537
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,595
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/22	5,405	5,588
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	458
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	397
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,168
	Fairborn City School District GO	3.000%	12/1/55	5,000	3,180
	Forest Hills Local School District GO	5.000%	12/1/46	200	203
	Franklin City School District GO	3.000%	11/1/50	3,400	2,233
	Franklin City School District GO	3.000%	11/1/57	6,180	3,898
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,658
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	209
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,410	3,448
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/22	260	265
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	14,013
	Miami University College & University Revenue	4.000%	9/1/39	1,235	1,123
	Miami University College & University Revenue	5.000%	9/1/41	2,610	2,696
	Miami University College & University Revenue	4.000%	9/1/45	4,025	3,453
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,150
	North Canton City School District GO	3.000%	11/1/56	2,500	1,595
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	1,275	1,142
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/22	3,765	3,818
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/22	2,160	2,186
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/22	4,075	4,125
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	600	606
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	4,865	4,913
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	300	310
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	6,890	7,126
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/22	3,000	3,103
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,240
	Ohio GO	5.000%	12/15/22	315	316
	Ohio GO	5.000%	9/15/23	140	142
	Ohio GO	5.000%	12/15/23	1,550	1,582
	Ohio GO	5.000%	9/15/24	1,040	1,074
	Ohio GO	5.000%	9/15/24	2,750	2,841
	Ohio GO	5.000%	5/1/25	2,965	3,087
	Ohio GO	5.000%	9/1/25	505	528
	Ohio GO	5.000%	9/15/25	480	502
	Ohio GO	5.000%	9/15/25	190	199
	Ohio GO	5.000%	8/1/26	155	164
	Ohio GO	5.000%	5/1/27	210	225
	Ohio GO	5.000%	8/1/27	4,510	4,842
	Ohio GO	5.000%	5/1/30	2,190	2,272
	Ohio GO	5.000%	5/1/34	3,000	3,092
	Ohio GO	5.000%	6/15/37	3,195	3,309
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	175	175
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	224
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,315	1,377
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,110	3,299
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,139
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	768
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	293
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	4,420
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	1,000	1,001
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,050
	Ohio State University College & University Revenue	3.500%	6/1/38	405	326
	Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,227
	Ohio State University College & University Revenue	4.000%	6/1/43	17,720	16,200
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,808
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	3,547
	Ohio State University College & University Revenue	4.000%	12/1/48	11,500	10,109
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	566
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,036
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	792
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	402
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,375
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	337
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	25
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	772
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	13,352
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,127
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	70
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	225
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	207
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	129
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	8,000	8,310
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	693
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,655
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	21,035	21,146
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	931
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	5,988
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	4,821
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	250	216
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,457
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,062
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,162
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	151
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	7,859
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,135	2,281
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	3,960	4,220
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,096
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,600
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	5,713
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	12,475
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,342
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,531
	Perry Local School District GO	3.000%	11/1/55	6,550	4,168
[2]	Summit County Green Local School District GO	5.500%	11/1/59	7,500	7,822
[1,2]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,445
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	1,957
	University of Cincinnati College & University Revenue	5.000%	6/1/44	3,000	3,073
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,537
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/22	800	815
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	524
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/22	1,260	1,303
	Wickliffe City School District GO	3.125%	12/1/43	775	559
	Wickliffe City School District GO	3.250%	12/1/56	1,300	872
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	857
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/22	295	309
[3]	Winton Woods City OH School District GO	4.000%	11/1/53	5,570	4,665
					393,195
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	814
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	874
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	250	265
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,002
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	284
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,277
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	740
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	872
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,213
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,637
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	203
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	355
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	275	294
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	529
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,530	1,583
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,451
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	130	133
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,760	7,812
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	3,940	4,109
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/23	1,450	1,463
					34,910
Oregon (1.0%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,381
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	233
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	373
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	222
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,158
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,389
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,421
	Multnomah County OR GO	5.000%	6/15/29	4,310	4,719
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,516
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	15,164
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	7,615	7,932
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	7,518
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/22	285	285
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	227
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	351
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	1,891
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,621
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	1,715	1,810
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	8,655	8,813
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	8,345	8,631
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,560	3,682
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	4,410	4,561
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	1,100	1,138
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,769
	Oregon GO	5.000%	12/1/23	500	510
	Oregon GO	5.000%	8/1/29	2,290	2,454
	Oregon GO	5.000%	8/1/41	11,040	11,387
	Oregon GO	5.000%	8/1/42	1,540	1,596
	Oregon GO, Prere.	5.000%	2/1/23	25	25
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	18,390	12,355
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,042
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,096
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,406
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,427
	Oregon State Lottery Revenue	5.000%	4/1/28	175	182
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,580
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,018
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	943
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	3/1/23	4,435	4,772
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,233
	Portland OR Water System Water Revenue	5.000%	5/1/44	11,500	11,995
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,145
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,478
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,298
	Seaside School District No. 10 GO	0.000%	6/15/37	500	245
	University of Oregon College & University Revenue	5.000%	4/1/45	100	102
	University of Oregon College & University Revenue	5.000%	4/1/48	4,470	4,570
	University of Oregon College & University Revenue	3.500%	4/1/52	15,000	11,037
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	11,885	8,745
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,047
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	3,490	1,452
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	1,953
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/48	60,000	15,559
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	12/15/22	3,055	3,140
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	12/15/22	9,380	9,640
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	12/15/22	1,500	1,542
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	12/15/22	1,150	1,182
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	884
	Washington County OR GO	3.000%	7/1/34	1,055	922
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	9,875	2,064
					215,831
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,237
	Allegheny County PA GO	5.000%	11/1/28	1,860	1,948
	Allegheny County PA GO	5.000%	11/1/29	675	707
	Allegheny County PA GO	5.000%	11/1/41	430	445
	Allegheny County PA GO, Prere.	5.000%	12/1/22	640	641
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,050
[2]	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,446
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	841
[2]	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	4,866
[2]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	1,000	1,008
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	396
[1]	Coatesville School District GO	5.000%	8/1/23	285	288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	103
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	427
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,375	2,463
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	221
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	310	311
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,551
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	780
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	5,775	5,818
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	457
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	1,000
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	26
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,225
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	455
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	385
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	463
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,766
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	38,465	39,811
84

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,139
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	156
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,041
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,545	7,880
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,924
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,725	1,808
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,531
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,876
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,368
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,770	2,936
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,521
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,426
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,171
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	735
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	24
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,356
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	305	322
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	327
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	558
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	139
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	6,685	7,245
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	2,875	2,884
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,449
[3]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,964
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	406
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,110	5,600
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	912
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,524
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	100
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	25,000	27,690
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,700
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	3,772
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,975	6,362
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,137
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	910
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	318
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	392
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	495
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	689
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,611
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,090
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	100
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,034
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	3,080	2,632
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	693
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	103
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	18,307
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	9,392
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,132
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,619
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	17,850	16,426
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	7,330
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	2,711
	Commonwealth of Pennsylvania GO, Prere.	5.000%	12/15/22	470	483
	Commonwealth of Pennsylvania GO, Prere.	5.000%	12/15/22	1,800	1,850
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,511
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,910	1,925
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	830	836
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	10,948
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,950	12,041
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,061
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	15
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	245
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue, Prere.	4.500%	1/1/23	345	350
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/23	1,185	1,209
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	246
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	5,706
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,610
85

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,120	6,685
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	502
	Haverford Township PA GO	4.000%	6/1/30	445	460
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	182
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/22	205	209
[1]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,366
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	397
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	992
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,655
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	826
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	2,000	1,577
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	942
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	1,947
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	8,289
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	11,324
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,755	3,497
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	63
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	130
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	232
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	143
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,067
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	91
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	169
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,034
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,253
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	168
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	1,904
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,612
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	6,604
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	105
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	492
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,641
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	5,781
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	6,222
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	2,660	2,271
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,580	4,660
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,238
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	544
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,300	1,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	18,155	18,865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,670	1,734
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,054
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	3,925
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,036
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	147
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,155
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	4,807
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	2,846
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,750	1,773
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,060
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,731
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,005
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,370	3,399
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,213
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,055	2,067
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,773
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	10,680
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	1,977
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	138
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,145	2,149
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,510
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	27,945	27,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	830
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	995
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	826
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	100
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	1,867
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	3,525	3,495
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	3,978
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,390
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	5,140
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	6,775	4,305
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,631
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,510
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,047
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	11,190	11,397
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/22	50	51
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	2,255	1,841
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	260
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	851
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	758
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	261
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	106
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	2,008
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	5,595	5,602
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,817
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,474
[1]	Philadelphia PA GO	5.000%	8/1/30	800	842
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,075
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	129
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	4,976
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,041
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,045	4,234
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,532
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,027
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/23	2,385	2,453
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/23	1,055	1,083
	Philadelphia School District GO	5.000%	9/1/23	9,000	9,110
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,410
	Philadelphia School District GO	5.000%	9/1/25	555	573
[8]	Philadelphia School District GO	5.000%	6/1/27	365	380
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	936
	Philadelphia School District GO	5.000%	9/1/44	2,535	2,537
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,428
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,060
	School District of Philadelphia GO	5.000%	9/1/26	3,000	3,117
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	7,929
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	7,901
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	1,965
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	878
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	588
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,276
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,074
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	193
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	6,996
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/22	100	101
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,112
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	543
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	2/15/23	375	380
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	971
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	510
					751,302
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	2,665	2,690
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	516
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	755	791
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	605	638
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,800	2,949
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,060	1,112
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,120	3,262
	Rhode Island GO	4.125%	8/1/42	14,120	13,274
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,072
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,278
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	204
					36,786
South Carolina (1.0%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	239
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	5,757
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,514
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/22	780	794
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,217
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/47	5,000	5,345
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	2,640	2,805
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	3,659
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	5,612
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/23	35	36
[11]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/41	8,340	8,772
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	3,576
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	8,381
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	1,890
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,454
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	989
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,161
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	31,430	25,163
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,498
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	5,255	4,466
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	86
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	199
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	77
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	382
[8]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	9
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	66
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	313
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	422
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	262
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	118
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	66
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	39
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	107
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	315
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	686
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,494
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	263
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,678
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	372
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	83
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,519
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	679
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,039
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	564
88

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	103
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	17,728
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,624
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	37,500	37,134
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	186
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	4,808
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,015
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	661
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	547
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	14
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	203
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	278
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	18,615	19,956
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	1,985	2,149
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,662
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,000	9,048
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,229
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,343
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,134
					222,174
South Dakota (0.0%)
	Lincoln SD College & University Revenue	4.000%	8/1/61	680	453
Tennessee (0.4%)
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	10,524
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	2,777
	Memphis TN GO	5.000%	4/1/26	7,510	7,797
	Memphis TN GO	4.000%	6/1/32	1,390	1,386
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	530
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	515
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	11,042
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,075	4,192
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	326
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,433
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,286
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,975	9,186
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,965	1,960
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	2,610	2,582
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	2,968
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,334
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	411
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	805	815
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	940
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,508
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	712
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,329
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	601
	Oak Ridge TN GO	5.000%	6/1/25	600	625
	Shelby County TN GO	5.000%	3/1/24	690	706
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,436
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	5/1/23	480	480
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	5/1/23	5,170	5,417
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	5/1/23	155	162
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	5/1/23	200	200
					91,180
Texas (9.6%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	427
	Alamo Community College District GO	5.000%	2/15/29	1,360	1,480
	Alamo Community College District GO	5.000%	2/15/30	2,000	2,194
[8]	Alamo Community College District GO	4.500%	8/15/33	25	25
[15]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	334
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	12/15/22	310	323
[15]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,599
89

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Arlington TX Independent School District GO	5.000%	2/15/23	500	503
	Austin Community College District GO	4.000%	8/1/45	10,840	9,623
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	351
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	878
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,108
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/40	10,300	10,306
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,072
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	315
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	544
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	105
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	10,100	10,197
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,163
[15]	Belton Independent School District GO	4.000%	2/15/52	10,375	8,904
	Bexar County Hospital District GO	5.000%	2/15/47	5,000	5,070
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,372
	Bexar County TX GO, Prere.	4.000%	12/15/22	610	613
	Bexar County TX GO, Prere.	5.000%	12/15/22	2,490	2,636
	Bexar County TX GO, Prere.	5.000%	12/15/22	1,500	1,542
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,600
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	132
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	180
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	2,605	2,812
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,800	4,698
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	6,125	6,535
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	633
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	9,240
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	2,000	2,103
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	3/1/23	170	171
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,925	1,975
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	4,794
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,302
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	955
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	3,951
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	8,655	6,801
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,351
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,128
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	550	574
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,100	1,147
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,595	8,356
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,282
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,147
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,314
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,599
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	304
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,184
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,442
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,630
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,625	9,709
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	10,603
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,024
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,691
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,312
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,151
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	35,085	35,192
[15]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,454
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,186
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,165
[15]	Clint Independent School District GO, Prere.	5.000%	2/15/23	1,615	1,681
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,175
[15]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,336
[15]	Comal Independent School District GO	4.000%	2/1/43	2,225	1,995
[15]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,129
[15]	Conroe Independent School District GO	5.000%	2/15/34	3,855	4,012
[15]	Conroe Independent School District GO	4.000%	2/15/47	2,860	2,542
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,141
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	506
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,015	1,064
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	16
[15]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/44	7,400	5,817
90

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,628
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	477
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	302
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	5,442
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/22	12,305	12,907
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	4,255	4,463
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,881
	Dallas College GO	4.000%	2/15/28	730	745
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	105
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,280	1,356
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	334
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	415
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	355
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	390
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,297
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,115	2,139
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,330
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	675	675
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,000
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,000	3,454
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	21,490	18,392
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,542
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,359
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/46	3,515	3,035
[15]	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,061
[15]	Dallas Independent School District GO	5.000%	8/15/23	125	127
[15]	Dallas Independent School District GO	5.000%	8/15/24	535	551
[15]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,097
[15]	Dallas Independent School District GO, Prere.	5.000%	2/15/23	1,275	1,314
[15]	Dallas Independent School District GO, Prere.	5.000%	2/15/23	3,200	3,294
	Dallas TX GO	5.000%	2/15/23	3,370	3,386
	Dallas TX GO	5.000%	2/15/23	10,000	10,049
	Dallas TX GO	5.000%	2/15/24	4,000	4,080
	Dallas TX GO	5.000%	2/15/24	10,000	10,201
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/27	1,870	1,907
	Dallas TX GO	5.000%	2/15/28	6,335	6,458
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,285
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,687
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,628
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,061
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	844
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	904
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	231
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/37	1,000	954
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	1,000	882
[15]	Del Valle Independent School District TX GO	4.000%	6/15/47	7,540	6,722
[15]	Denton Independent School District GO	5.000%	8/15/48	2,565	2,652
[15]	Denton Independent School District GO, Prere.	5.000%	2/15/23	110	115
[15]	Denton Independent School District GO, Prere.	5.000%	2/15/23	6,800	7,113
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	131
[15]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/23	1,155	1,179
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	2,711
[15]	El Paso Independent School District GO	4.000%	8/15/48	5,000	4,342
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	677
	El Paso TX GO	4.000%	8/15/44	1,485	1,304
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	18,250	16,185
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	6,835
[15]	Forney Independent School District GO	4.000%	8/15/47	3,000	2,628
[15]	Forney Independent School District GO	4.000%	8/15/52	2,400	2,065
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,458
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,188
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,068
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,560	1,412
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	755
[15]	Frenship Independent School District GO, Prere.	5.000%	2/15/23	375	383
[15]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,374
[15]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,360
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,060
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	1,990
[15]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,575	2,233
[15]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,013
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,043
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,037
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	11,660	9,634
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	661
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	51
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	4/1/23	30,550	31,031
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	4/1/23	45,970	46,796
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	4/1/23	7,515	7,667
[15]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	483
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,003
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	732
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	375
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	345
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	160
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,602
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	4,477
	Harris County Flood Control District GO	4.250%	10/1/47	7,500	6,958
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,273
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,291
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	3,000	3,284
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	8,306
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	441
	Harris County TX GO	5.000%	10/1/24	2,900	2,994
	Harris County TX GO	5.000%	10/1/26	1,295	1,354
	Harris County TX GO	5.000%	10/1/27	2,710	2,831
	Harris County TX GO	5.000%	10/1/28	920	961
	Harris County TX GO	5.000%	10/1/36	2,690	2,777
	Harris County TX Highway Revenue	5.000%	8/15/23	870	882
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,858
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,635
	Harris County TX Highway Revenue	5.000%	8/15/28	615	648
	Harris County TX Highway Revenue	5.000%	8/15/30	770	808
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,113
	Harris County TX Highway Revenue	5.000%	8/15/47	7,000	7,170
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	7,672
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	642
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	180
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	209
	Hidalgo County TX GO	4.000%	8/15/43	3,905	3,496
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	432
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,136
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,052
[15]	Houston Independent School District GO	5.000%	2/15/23	1,170	1,176
[15]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,726
[15]	Houston Independent School District GO	5.000%	2/15/24	255	261
[15]	Houston Independent School District GO	5.000%	2/15/25	3,740	3,875
[15]	Houston Independent School District GO	5.000%	2/15/25	2,000	2,072
[15]	Houston Independent School District GO	5.000%	2/15/26	5,885	6,181
[15]	Houston Independent School District GO	5.000%	2/15/26	3,000	3,151
[15]	Houston Independent School District GO	5.000%	2/15/27	150	158
[15]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,970
[15]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,457
[15]	Houston Independent School District GO	5.000%	2/15/30	835	875
	Houston Independent School District GO	4.000%	2/15/31	9,585	9,597
[15]	Houston Independent School District GO	5.000%	2/15/31	3,730	3,901
[15]	Houston Independent School District GO	4.000%	2/15/33	500	502
[15]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	989
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	89
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	169
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,265
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,064
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	358
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	318
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	805	825
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	634
92

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,176
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	362
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,136
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	6,015	6,532
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	620	647
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	401
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	140
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	535
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,107
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,043
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,744
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	76
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	2,737
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	12,811
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	2,798
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	4,809
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,156
	Houston TX GO	5.000%	3/1/23	12,900	12,977
	Houston TX GO	5.000%	3/1/24	140	143
	Houston TX GO	5.000%	3/1/25	100	104
	Houston TX GO	5.000%	3/1/26	2,145	2,243
	Houston TX GO	5.000%	3/1/26	3,530	3,692
	Houston TX GO	5.000%	3/1/27	2,215	2,316
	Houston TX GO	5.000%	3/1/27	1,650	1,745
	Houston TX GO	5.000%	3/1/28	300	314
	Houston TX GO	5.000%	3/1/28	6,080	6,430
	Houston TX GO	5.000%	3/1/28	750	802
	Houston TX GO	5.000%	3/1/29	8,745	9,441
	Houston TX GO	5.000%	3/1/31	1,355	1,481
	Houston TX GO	4.000%	3/1/32	2,000	2,017
	Houston TX GO	4.000%	3/1/35	2,460	2,354
	Houston TX GO	4.000%	3/1/49	10,120	8,381
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	608
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	505
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,039
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	505
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	503
	Irving TX GO	5.000%	9/15/29	1,525	1,647
[15]	Judson Independent School District GO	4.000%	2/1/41	5	5
[15]	Katy Independent School District GO	4.000%	2/15/52	6,095	5,303
[15]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	10,516
[15]	Keller TX Independent School District GO, Prere.	4.000%	2/15/23	5,000	5,078
[15]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,649
[15]	Klein Independent School District GO	4.000%	8/1/40	23,645	22,152
[15]	Klein Independent School District GO	4.000%	2/1/45	6,410	5,821
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/47	5,300	4,672
[15]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	1,881
[15]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,656
[15]	Leander Independent School District GO	5.000%	8/15/38	450	463
[15]	Leander Independent School District GO	5.000%	8/15/40	400	412
[15]	Leander Independent School District GO	0.000%	8/16/42	1,655	619
[15]	Leander Independent School District GO	5.000%	8/15/49	5,440	5,599
[2,15]	Leander Independent School District GO	5.000%	8/15/52	2,000	2,065
[15]	Leander Independent School District GO, Prere.	5.000%	2/15/23	260	263
[15]	Leander Independent School District GO, Prere.	5.000%	2/15/23	180	182
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	52
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,878
[15]	Lewisville Independent School District GO	4.000%	8/15/26	550	558
[15]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	1,877
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,668
[15]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	895
[2,15]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	4,788
[2,15]	Liberty Hill Independent School District GO	5.000%	2/1/52	5,000	5,178
	Lone Star College System GO	5.000%	2/15/24	450	460
[15]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,520
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,222
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,501
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	5,108
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	202
93

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	5,095	5,127
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	600	608
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	664
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	3,724
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/46	12,995	10,973
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/51	5,000	4,139
[15]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	3,915	3,947
[15]	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,027
[15]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,261
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	1,876
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	1,835
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,129
[15]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,616
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,271
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	118
[15]	North East TX Independent School District GO, Prere.	5.000%	2/1/23	325	332
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,607
[3]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	3,270
[3]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,398
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,054
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	365
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,009
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,905
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,800	4,814
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	602
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,143
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,060
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,059
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,673
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,275	1,278
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	6,125	6,232
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,838
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,000	3,141
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,047
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	20,205	20,536
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,930	4,167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,665	1,737
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,738
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,704
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	380
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	236
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,040
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	811
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,076
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,529
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	255
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,140	1,161
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,293
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	244
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	2,957
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,063
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,395	9,544
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	604
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	4,535	4,542
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,674
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	457
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,317
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,782
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,081
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,655
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,157
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	47,390	47,533
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	642
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,295
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	9,120	8,044
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	41,510	41,598
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	8,428
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,187
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	995
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	801
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,123
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	1,734
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	1,859
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	53
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	401
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/23	11,875	12,568
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/23	1,940	2,063
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	6,363
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	898
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,762
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	1,120	775
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	102
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	12,801
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	591
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	110
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	4,442
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	297
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,065
[15]	Northside Independent School District GO PUT	2.750%	8/1/23	1,480	1,464
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,707
[15]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,325
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,060
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,500	6,962
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	458
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	5,315	5,918
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,171
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	20,300	20,444
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,500	2,663
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	1/1/23	2,100	2,160
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	1,255	1,110
[15]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,318
[15]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,294
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	151
[15]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,446
[15]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,712
[15]	Rockwall Independent School District GO, Prere.	5.000%	2/15/23	120	124
[15]	Round Rock Independent School District GO	5.000%	8/1/30	2,495	2,728
[15]	Round Rock Independent School District GO	5.000%	8/1/31	425	462
	Sabine-Neches Navigation District GO	4.625%	2/15/47	11,500	10,824
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,251
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	2,614
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,031
[15]	San Antonio Independent School District GO	5.000%	8/15/52	12,140	12,621
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	8,012
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	7,500	7,975
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	4,665	4,016
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,159
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,085	1,090
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,103
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	20,695	21,588
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,331
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,815	6,166
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	466
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,027
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,705
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	271
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,086
95

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,919
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,061
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,812
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	192
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,328
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,418
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,365	1,371
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,420
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	16,987
[15]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	736
[15]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,009
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	711
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	613
	San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	8,387
	San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	4,160
	San Antonio Water System Water Revenue	5.250%	5/15/52	7,500	7,906
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	1,919
[15]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,292
[15]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,749
[15]	Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,286
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	1,415	1,224
	Tarrant County College District GO	5.000%	8/15/40	7,250	7,657
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/23	145	146
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	385	390
	Tarrant County TX GO	4.000%	7/15/47	4,775	4,076
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/23	50	51
	Temple College GO	3.000%	7/1/46	1,575	1,083
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	3,687
	Texas A&M University College & University Revenue	5.250%	5/15/47	5,235	5,601
	Texas GO	5.000%	4/1/23	2,845	2,867
	Texas GO	5.000%	10/1/23	225	229
	Texas GO	5.000%	10/1/23	4,150	4,218
	Texas GO	5.000%	4/1/24	1,055	1,081
	Texas GO	5.000%	10/1/24	1,020	1,045
	Texas GO	5.000%	10/1/24	22,820	23,571
	Texas GO	5.000%	10/1/24	285	294
	Texas GO	5.000%	4/1/25	1,720	1,760
	Texas GO	5.000%	10/1/25	985	1,016
	Texas GO	5.000%	10/1/25	800	837
	Texas GO	5.000%	4/1/26	2,435	2,492
	Texas GO	5.000%	10/1/26	270	278
	Texas GO	5.000%	10/1/26	1,020	1,067
	Texas GO	5.000%	10/1/27	360	371
	Texas GO	5.000%	10/1/27	1,710	1,789
	Texas GO	3.200%	10/1/28	7,450	7,288
	Texas GO	5.000%	10/1/28	3,205	3,350
	Texas GO	5.000%	10/1/29	5,365	5,742
	Texas GO	5.000%	10/1/29	1,015	1,061
	Texas GO	4.000%	10/1/31	425	428
	Texas GO	5.000%	10/1/31	510	542
	Texas GO	5.000%	10/1/31	9,390	9,782
	Texas GO	5.000%	10/1/32	2,060	2,179
	Texas GO	5.000%	10/1/33	965	1,018
	Texas GO	5.000%	10/1/34	1,520	1,600
	Texas GO	5.000%	10/1/35	9,270	9,574
	Texas GO	5.000%	10/1/36	8,095	8,347
	Texas GO	5.000%	8/1/39	4,000	4,102
	Texas GO	5.000%	8/1/40	3,000	3,073
	Texas GO	5.000%	8/1/41	3,000	3,067
	Texas GO, Prere.	4.000%	4/1/23	1,000	1,010
	Texas GO, Prere.	5.000%	4/1/23	640	656
	Texas GO, Prere.	5.000%	4/1/23	1,550	1,588
	Texas GO, Prere.	5.000%	4/1/23	3,665	3,749
	Texas GO, Prere.	5.000%	4/1/23	1,300	1,330
	Texas GO, Prere.	5.000%	4/1/23	665	680
	Texas GO, Prere.	5.000%	4/1/23	3,730	3,851
	Texas GO, Prere.	5.000%	4/1/23	55,210	56,995
	Texas GO, Prere.	5.000%	4/1/23	555	568
96

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO, Prere.	5.000%	4/1/23	750	767
	Texas GO, Prere.	5.000%	4/1/24	455	466
	Texas GO, Prere.	5.000%	4/1/24	230	235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,587
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,181
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,230
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	1,825
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	244
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	887
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,500	1,479
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	883
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	860
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	896
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	850
[1,2]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,500	3,662
[1,2]	Texas State Technical College & University Revenue	6.000%	8/1/54	1,250	1,339
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,824
	Texas State University System College & University Revenue	5.000%	3/15/28	4,455	4,736
	Texas State University System College & University Revenue	5.000%	3/15/29	150	159
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,070
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	102
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	848
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	762
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	71
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	1,824
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,345	3,371
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,033
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	274
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	351
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,507
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	17,165	17,939
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,642
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,040	2,160
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,413
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,053
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/23	1,790	1,834
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/23	100	102
	Texas Water Development Board Water Revenue	5.000%	4/15/24	275	282
	Texas Water Development Board Water Revenue	5.000%	4/15/25	265	276
	Texas Water Development Board Water Revenue	5.000%	10/15/29	875	912
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,078
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,250	1,354
	Texas Water Development Board Water Revenue	5.000%	10/15/31	550	572
	Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	4,549
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,055
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,076
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,017
	Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	4,841
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	1,961
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,482
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,146
	Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,048
	Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,385
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	2,059
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	3,964
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,708
	Texas Water Development Board Water Revenue	5.000%	10/15/40	19,885	20,427
	Texas Water Development Board Water Revenue	4.000%	10/15/41	1,160	1,085
	Texas Water Development Board Water Revenue	4.000%	10/15/43	3,125	2,870
	Texas Water Development Board Water Revenue	4.000%	10/15/44	8,490	7,744
	Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,053
	Texas Water Development Board Water Revenue	5.000%	10/15/46	4,055	4,156
	Texas Water Development Board Water Revenue	5.000%	10/15/47	7,250	7,400
	Texas Water Development Board Water Revenue	5.000%	4/15/49	11,000	11,263
	Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	17,018
	Texas Water Development Board Water Revenue	4.000%	4/15/51	1,000	886
	Texas Water Development Board Water Revenue	4.000%	10/15/51	2,000	1,770
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	1,485	1,580
	University of Houston College & University Revenue	5.000%	2/15/26	100	105
97

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,462
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	4,892
	University of Houston College & University Revenue	4.000%	2/15/47	150	129
	University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,143
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,105
	University of Texas System College & University Revenue	5.000%	8/15/23	465	472
	University of Texas System College & University Revenue	5.000%	8/15/23	130	132
	University of Texas System College & University Revenue	5.375%	8/15/23	605	616
	University of Texas System College & University Revenue	5.000%	8/15/24	240	248
	University of Texas System College & University Revenue	5.000%	8/15/24	1,000	1,032
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,281
	University of Texas System College & University Revenue	5.000%	8/15/25	595	622
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,479
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,442
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,583
	University of Texas System College & University Revenue	5.000%	8/15/27	815	874
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	6,197
	University of Texas System College & University Revenue	5.000%	8/15/30	5,105	5,637
	University of Texas System College & University Revenue	5.000%	8/15/31	16,380	18,176
	University of Texas System College & University Revenue	5.000%	8/15/34	15,000	16,085
	University of Texas System College & University Revenue	5.000%	8/15/44	700	713
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,316
[15]	Waco Independent School District GO	3.000%	8/15/52	1,625	1,113
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	9,000	6,894
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	867
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,350	1,110
	Williamson County TX GO	4.000%	2/15/28	28,440	29,199
[15]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,184
[15]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	12,093
[15]	Ysleta Independent School District GO, Prere.	5.000%	2/15/23	7,875	8,216
					2,150,323
Utah (0.6%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,875	3,138
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	2,750	3,028
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,332
	Jordan School District GO	4.000%	6/15/29	2,450	2,492
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	148
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	831
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,175
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	914
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,500	5,692
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,175
	University of Utah College & University Revenue	4.000%	8/1/33	425	422
	University of Utah College & University Revenue, Prere.	5.000%	2/1/23	95	96
	University of Utah College & University Revenue, Prere.	5.000%	2/1/23	40	41
	University of Utah College & University Revenue, Prere.	5.000%	2/1/23	565	573
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,820	7,216
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	5,046
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	16,345	14,157
	Utah GO	5.000%	7/1/24	5,000	5,146
	Utah GO	5.000%	7/1/25	2,340	2,447
	Utah GO	5.000%	7/1/26	6,905	7,333
	Utah GO	5.000%	7/1/26	6,610	7,019
	Utah GO	5.000%	7/1/27	3,685	3,968
	Utah GO	5.000%	7/1/28	1,150	1,255
	Utah GO	5.000%	7/1/29	100	109
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,203
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	632
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	12/15/22	120	125
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	422
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	6,145	6,319
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	313
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,542
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,063
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	5,542
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,368
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	8,350	8,713
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	705	736
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	185	193
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	180	188
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	2,695	2,812
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	5,630	5,875
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/22	50	52
				127,851
Vermont (0.1%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	170
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	25,140	22,544
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	185
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	180
				23,079
Virginia (1.4%)
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,639
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	5,885
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,509
Commonwealth of Virginia GO	5.000%	6/1/27	180	188
Fairfax County VA GO	5.000%	4/1/23	125	126
Fairfax County VA GO	5.000%	10/1/23	1,080	1,098
Fairfax County VA GO	4.000%	10/1/27	2,510	2,564
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	515
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	2/1/23	125	133
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	5,000	4,305
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	25,000	25,925
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	1,945	2,004
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	825	861
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/23	740	800
Hampton VA GO, Prere.	4.000%	4/1/23	500	502
Henrico County VA GO	5.000%	7/15/23	890	901
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,580
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,623
Richmond VA GO	3.375%	3/1/41	1,450	1,191
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,037
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	147
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	147
Richmond VA Public Utility Water Revenue	5.000%	1/15/33	3,720	3,895
University of Virginia College & University Revenue	5.000%	4/1/42	3,950	4,111
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,338
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	4,930
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,413
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	5,000	4,505
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	5,400	5,457
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,350	1,352
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,511
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	166
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	152
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	341
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,314
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,228
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	5,750	6,188
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,286
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	228
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,653
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,330	8,275
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	5,790	5,738
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	6,465
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,017
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,317
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,053
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	243
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	1,904
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	3,610	3,746
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	416
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	2,900
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	3,433
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	4,791
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	23,335	23,840
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	14,043
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	6,674
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,574
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	253
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,519
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,732
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,548
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	429
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	7,975	8,547
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	703
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,471
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	264
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	243
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	2,988
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	22,995	22,548
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,527
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	1,265	1,336
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,143
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	416
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,196
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,000	1,038
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,354
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	187
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,968
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	1,290	1,347
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,311
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,400	1,461
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	1,910
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,245
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,370
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,639
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,511
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	305
				305,691
Washington (2.8%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,289
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	1,811
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	5/1/23	1,250	1,275
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	4,500	4,722
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	6,380	6,694
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	1,310	1,375
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	585	614
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	1,560	1,637
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	160	168
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	34,510	36,209
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	5/1/23	4,680	4,910
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,197
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,240
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,305
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,129
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,727
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,046
Energy Northwest Nuclear Revenue	5.000%	7/1/23	1,165	1,179
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,759
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	891
Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,695	2,838
Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,112
Energy Northwest Nuclear Revenue	5.000%	7/1/27	22,895	24,199
Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	719
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,107
Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,481
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,044
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	286
Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	133
Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	12,922
Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,000	3,149
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	879
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,591
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,259
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,545
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	954
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,370
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,000	5,387
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	12,875	13,510
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	253
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	2,965	3,090
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	5,000	5,210
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	7,055	7,353
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	215
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,519
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,069
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,648
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	205
	King County WA GO	4.000%	7/1/30	5,740	5,854
	King County WA GO	5.000%	1/1/32	2,910	3,215
	King County WA Sewer Revenue	4.000%	7/1/33	415	416
[1]	King County WA Sewer Revenue	5.000%	1/1/47	11,900	12,047
	King County WA Sewer Revenue, Prere.	5.000%	1/1/23	8,000	8,096
	King County WA Sewer Revenue, Prere.	5.000%	1/1/23	7,615	7,894
	King County WA Sewer Revenue, Prere.	5.000%	1/1/23	6,905	7,158
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,478
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/22	2,855	2,999
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/22	1,200	1,247
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,564
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	701
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,303
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	697
	Seattle WA GO	4.000%	10/1/27	1,230	1,234
	Seattle WA GO	4.000%	12/1/27	1,430	1,437
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,108
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	1,907
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	430
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/52	5,000	5,224
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,094
	Spokane WA GO	4.000%	12/1/31	1,475	1,505
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,408
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	31,415	28,003
	University of Washington College & University Revenue	4.000%	12/1/41	3,805	3,489
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	955
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,029
	University of Washington College & University Revenue	4.000%	4/1/51	2,890	2,507
	Washington GO	5.000%	1/1/23	115	115
	Washington GO	5.000%	7/1/23	585	592
	Washington GO	5.000%	7/1/23	1,510	1,528
	Washington GO	5.000%	7/1/23	410	415
	Washington GO	5.000%	7/1/23	695	703
	Washington GO	5.000%	7/1/23	2,840	2,875
	Washington GO	5.000%	8/1/23	855	867
	Washington GO	5.000%	7/1/24	805	828
	Washington GO	5.000%	7/1/24	525	540
	Washington GO	5.000%	7/1/24	145	149
	Washington GO	5.000%	7/1/24	10,000	10,290
	Washington GO	5.000%	8/1/24	785	809
	Washington GO	5.000%	7/1/25	445	450
	Washington GO	5.000%	7/1/25	295	306
	Washington GO	5.000%	7/1/25	355	370
	Washington GO	5.000%	7/1/25	1,035	1,080
	Washington GO	5.000%	8/1/25	295	308
	Washington GO	4.000%	7/1/26	2,735	2,766
	Washington GO	4.000%	7/1/26	20,000	20,462
	Washington GO	5.000%	7/1/26	330	347
	Washington GO	5.000%	7/1/26	7,655	8,102
	Washington GO	5.000%	7/1/27	3,385	3,503
	Washington GO	5.000%	8/1/27	5,370	5,760
	Washington GO	5.000%	2/1/28	2,000	2,158
	Washington GO	4.000%	7/1/28	2,000	2,065
	Washington GO	5.000%	7/1/28	350	362
	Washington GO	5.000%	7/1/28	125	129
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/28	810	850
	Washington GO	5.000%	7/1/28	5,330	5,512
	Washington GO	5.000%	8/1/28	100	107
	Washington GO	5.000%	8/1/28	1,000	1,073
	Washington GO	5.000%	8/1/28	4,290	4,536
	Washington GO	4.000%	7/1/29	20,000	20,651
	Washington GO	5.000%	7/1/29	390	403
	Washington GO	5.000%	7/1/29	65	68
	Washington GO	5.000%	7/1/29	1,275	1,318
	Washington GO	5.000%	8/1/29	10,500	11,088
	Washington GO	4.000%	7/1/30	2,250	2,312
	Washington GO	5.000%	7/1/30	13,820	14,271
	Washington GO	5.000%	7/1/30	205	215
	Washington GO	5.000%	8/1/30	75	76
	Washington GO	5.000%	8/1/30	2,310	2,436
	Washington GO	5.000%	7/1/31	2,530	2,608
	Washington GO	5.000%	7/1/31	2,000	2,062
	Washington GO	5.000%	8/1/31	975	987
	Washington GO	5.000%	8/1/31	1,450	1,545
	Washington GO	5.000%	8/1/31	595	626
	Washington GO	5.000%	7/1/32	2,955	3,043
	Washington GO	5.000%	7/1/32	5,425	5,656
	Washington GO	5.000%	8/1/32	10,000	10,119
	Washington GO	5.000%	8/1/32	2,065	2,142
	Washington GO	5.000%	7/1/33	400	411
	Washington GO	5.000%	7/1/33	1,870	1,946
	Washington GO	5.000%	8/1/33	620	627
	Washington GO	5.000%	8/1/33	745	771
	Washington GO	5.000%	8/1/33	875	925
	Washington GO	5.000%	8/1/34	235	238
	Washington GO	5.000%	8/1/34	15	16
	Washington GO	5.000%	8/1/34	215	222
	Washington GO	5.000%	8/1/34	1,420	1,543
	Washington GO	5.000%	8/1/35	500	525
	Washington GO	5.000%	8/1/36	1,410	1,453
	Washington GO	5.000%	8/1/36	4,000	4,307
	Washington GO	5.000%	8/1/37	8,575	8,830
	Washington GO	5.000%	8/1/37	560	582
	Washington GO	5.000%	8/1/37	5,000	5,300
	Washington GO	5.000%	2/1/38	1,050	1,064
	Washington GO	5.000%	6/1/38	2,020	2,146
	Washington GO	5.000%	8/1/38	10,455	10,563
	Washington GO	5.000%	8/1/38	1,500	1,595
	Washington GO	5.000%	2/1/39	5,350	5,556
	Washington GO	5.000%	2/1/39	2,085	2,227
	Washington GO	5.000%	6/1/39	1,100	1,164
	Washington GO	5.000%	8/1/39	3,175	3,260
	Washington GO	5.000%	8/1/39	560	580
	Washington GO	5.000%	8/1/39	1,225	1,297
	Washington GO	5.000%	2/1/40	1,860	1,979
	Washington GO	5.000%	6/1/40	8,275	8,722
	Washington GO	5.000%	8/1/40	675	692
	Washington GO	5.000%	8/1/40	3,105	3,183
	Washington GO	5.000%	8/1/40	1,265	1,335
	Washington GO	5.000%	8/1/40	2,000	2,122
	Washington GO	5.000%	8/1/40	3,590	3,829
	Washington GO	5.000%	2/1/41	6,095	6,449
	Washington GO	5.000%	6/1/41	2,685	2,817
	Washington GO	5.000%	8/1/41	2,490	2,628
	Washington GO	5.000%	2/1/42	500	516
	Washington GO	5.000%	2/1/42	7,000	7,304
	Washington GO	5.000%	2/1/42	1,500	1,545
	Washington GO	5.000%	8/1/42	11,015	11,522
	Washington GO	4.000%	2/1/43	17,400	15,617
	Washington GO	5.000%	8/1/43	1,025	1,057
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	101
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,504
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	678
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	2,287
102

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,312
	Washington State University College & University Revenue	5.000%	4/1/40	165	168
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	340
					637,661
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,088
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,675	2,764
					3,852
Wisconsin (0.8%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	914
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/33	6,000	6,172
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	930
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	15,410	15,804
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	33,370	34,108
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,238
	West De Pere School District GO	3.000%	4/1/32	2,885	2,578
	Wisconsin Appropriations Revenue	5.000%	5/1/29	14,560	15,514
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	259
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	613
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	452
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	2,281
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	48
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,207
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	573
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	100	107
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,225	1,260
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	1/1/23	115	116
	Wisconsin GO	5.000%	11/1/22	320	320
	Wisconsin GO	5.000%	11/1/22	25	25
	Wisconsin GO	5.000%	11/1/23	575	575
	Wisconsin GO	5.000%	11/1/23	1,515	1,542
	Wisconsin GO	5.000%	5/1/24	2,685	2,709
	Wisconsin GO	5.000%	5/1/24	120	121
	Wisconsin GO	5.000%	5/1/24	1,000	1,026
	Wisconsin GO	5.000%	11/1/24	535	553
	Wisconsin GO	5.000%	5/1/25	8,610	8,890
	Wisconsin GO	5.000%	11/1/25	140	146
	Wisconsin GO	5.000%	5/1/26	90	93
	Wisconsin GO	5.000%	11/1/26	165	176
	Wisconsin GO	5.000%	5/1/27	2,945	3,041
	Wisconsin GO	5.000%	11/1/27	1,975	2,111
	Wisconsin GO	5.000%	5/1/28	5,450	5,626
	Wisconsin GO	5.000%	11/1/28	2,000	2,105
	Wisconsin GO	5.000%	11/1/28	220	235
	Wisconsin GO	5.000%	11/1/28	2,135	2,281
	Wisconsin GO	5.000%	11/1/29	1,345	1,413
	Wisconsin GO	5.000%	11/1/29	3,550	3,790
[2]	Wisconsin GO	5.000%	5/1/30	6,000	6,648
[2]	Wisconsin GO	5.000%	5/1/31	5,000	5,580
	Wisconsin GO	5.000%	11/1/31	1,150	1,223
	Wisconsin GO	5.000%	5/1/32	4,420	4,786
	Wisconsin GO	5.000%	11/1/32	3,750	3,973
	Wisconsin GO	5.000%	5/1/34	3,480	3,576
	Wisconsin GO	5.000%	5/1/38	17,880	18,269
	Wisconsin GO, Prere.	5.000%	5/1/23	620	626
	Wisconsin GO, Prere.	5.000%	5/1/23	1,000	1,009
	Wisconsin GO, Prere.	5.000%	5/1/23	200	202
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	373
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	673
					170,890
Wyoming (0.1%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	16,765	14,116
Total Tax-Exempt Municipal Bonds (Cost $24,146,207)					22,252,470
103

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[16]	Vanguard Municipal Cash Management Fund (Cost $222,402)	1.973%	2,223,837	222,406
Total Investments (100.0%) (Cost $24,368,609)				22,474,876
Other Assets and Liabilities—Net (0.0%)				(1,183)
Net Assets (100%)				22,473,693
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $15,897,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by bank letter of credit.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
104

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,146,207)	22,252,470
Affiliated Issuers (Cost $222,402)	222,406
Total Investments in Securities	22,474,876
Investment in Vanguard	771
Cash	14,203
Cash Collateral Received for ETF Capital Activity	11,656
Receivables for Investment Securities Sold	210
Receivables for Accrued Income	298,691
Receivables for Capital Shares Issued	18,944
Total Assets	22,819,351
Liabilities
Payables for Investment Securities Purchased	322,284
Collateral for ETF Capital Activity	11,656
Payables for Capital Shares Redeemed	9,877
Payables for Distributions	1,327
Payables to Vanguard	514
Total Liabilities	345,658
Net Assets	22,473,693
At October 31, 2022, net assets consisted of:

Paid-in Capital	24,404,728
Total Distributable Earnings (Loss)	(1,931,035)
Net Assets	22,473,693

ETF Shares—Net Assets
Applicable to 436,288,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,759,203
Net Asset Value Per Share—ETF Shares	$47.58

Admiral Shares—Net Assets
Applicable to 90,225,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,714,490
Net Asset Value Per Share—Admiral Shares	$19.00

See accompanying Notes, which are an integral part of the Financial Statements.
105

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1]	352,192
Total Income	352,192
Expenses
The Vanguard Group—Note B
Investment Advisory Services	998
Management and Administrative— ETF Shares	5,832
Management and Administrative— Admiral Shares	966
Marketing and Distribution— ETF Shares	888
Marketing and Distribution— Admiral Shares	71
Custodian Fees	95
Auditing Fees	33
Shareholders’ Reports—ETF Shares	350
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	6
Other Expenses	21
Total Expenses	9,268
Expenses Paid Indirectly	(61)
Net Expenses	9,207
Net Investment Income	342,985
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(151,505)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2,229,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,038,238)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,884,000, ($12,000), $16,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($73,049,000) of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	342,985	220,160
Realized Net Gain (Loss)	(151,505)	8,358
Change in Unrealized Appreciation (Depreciation)	(2,229,718)	30,766
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,038,238)	259,284
Distributions
ETF Shares	(294,126)	(203,649)
Admiral Shares	(24,290)	(12,827)
Total Distributions	(318,416)	(216,476)
Capital Share Transactions
ETF Shares	8,807,204	4,702,047
Admiral Shares	976,163	303,590
Net Increase (Decrease) from Capital Share Transactions	9,783,367	5,005,637
Total Increase (Decrease)	7,426,713	5,048,445
Net Assets
Beginning of Period	15,046,980	9,998,535
End of Period	22,473,693	15,046,980

See accompanying Notes, which are an integral part of the Financial Statements.
106

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$54.63	$54.17	$53.52	$50.12	$51.65
Investment Operations
Net Investment Income[1]	1.009	.937	1.129	1.262	1.161
Net Realized and Unrealized Gain (Loss) on Investments	(7.119)	.467	.660	3.380	(1.595)
Total from Investment Operations	(6.110)	1.404	1.789	4.642	(.434)
Distributions
Dividends from Net Investment Income	(.940)	(.944)	(1.139)	(1.242)	(1.096)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.940)	(.944)	(1.139)	(1.242)	(1.096)
Net Asset Value, End of Period	$47.58	$54.63	$54.17	$53.52	$50.12
Total Return	-11.30%	2.60%	3.38%	9.36%	-0.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,759	$14,139	$9,397	$6,126	$3,509
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.70%	2.10%	2.41%	2.28%
Portfolio Turnover Rate[3]	23%	11%	8%	18%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.83	$21.64	$21.38	$20.01	$20.63
Investment Operations
Net Investment Income[1]	.402	.366	.444	.499	.461
Net Realized and Unrealized Gain (Loss) on Investments	(2.856)	.188	.259	1.360	(.633)
Total from Investment Operations	(2.454)	.554	.703	1.859	(.172)
Distributions
Dividends from Net Investment Income	(.376)	(.364)	(.443)	(.489)	(.448)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.376)	(.364)	(.443)	(.489)	(.448)
Net Asset Value, End of Period	$19.00	$21.83	$21.64	$21.38	$20.01
Total Return[2]	-11.34%	2.56%	3.32%	9.37%	-0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,714	$908	$601	$316	$200
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.66%	2.06%	2.38%	2.27%
Portfolio Turnover Rate[4]	23%	11%	8%	18%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
107

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
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Tax-Exempt Bond Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $771,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $61,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Tax-Exempt Bond Index Fund
The following table summarizes the market value of the fund’s investments as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	22,252,470	—	22,252,470
Temporary Cash Investments	222,406	—	—	222,406
Total	222,406	22,252,470	—	22,474,876
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(73,005)
Total Distributable Earnings (Loss)	73,005
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	42,431
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(77,029)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,895,120)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	318,416	216,476
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	318,416	216,476
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,369,996
Gross Unrealized Appreciation	2,875
Gross Unrealized Depreciation	(1,897,995)
Net Unrealized Appreciation (Depreciation)	(1,895,120)
F.	During the year ended October 31, 2022, the fund purchased $15,651,379,000 of investment securities and sold $5,270,357,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,094,731,000 and $1,399,817,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Tax-Exempt Bond Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $146,790,000 and sales were $453,120,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	13,520,123	269,504	5,158,282	93,672
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,712,919)	(92,050)	(456,235)	(8,300)
Net Increase (Decrease)—ETF Shares	8,807,204	177,454	4,702,047	85,372
Admiral Shares
Issued	2,492,651	124,330	499,092	22,675
Issued in Lieu of Cash Distributions	16,148	799	10,146	462
Redeemed	(1,532,636)	(76,480)	(205,648)	(9,352)
Net Increase (Decrease)—Admiral Shares	976,163	48,649	303,590	13,785
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
111

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, hereafter referred to as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
112

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
113

The “S&P National AMT-Free Municipal Bond Index” (the “Index”) is a product of S&P Dow Jones Indices (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. The Tax-Exempt Bond Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Tax-Exempt Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Exempt Bond Index Fund particularly or the ability of the S&P National AMT-Free Municipal Bond Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P National AMT-Free Municipal Bond Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P National AMT-Free Municipal Bond Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Tax-Exempt Bond Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of the Tax-Exempt Bond Index Fund into consideration in determining, composing or calculating the S&P National AMT-Free Municipal Bond Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Tax-Exempt Bond Index Fund or the timing of the issuance or sale of the Tax-Exempt Bond Index Fund or in the determination or calculation of the equation by which the Tax-Exempt Bond Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Tax-Exempt Bond Index Fund. There is no assurance that investment products based on the S&P National AMT-Free Municipal Bond Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-EXEMPT BOND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q14910 122022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2022: $205,000
Fiscal Year Ended October 31, 2021: $231,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2022: $10,494,508
Fiscal Year Ended October 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2022: $2,757,764
Fiscal Year Ended October 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2022: $5,202,689
Fiscal Year Ended October 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2022: $298,000
Fiscal Year Ended October 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2022: $5,500,689
Fiscal Year Ended October 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.